UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05075

Thrivent Mutual Funds

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

Michael W. Kremenak, Secretary and Chief Legal Officer

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-4198

Date of fiscal year end: October 31

Date of reporting period: April 29, 2016

Item 1.	Report to Stockholders

THRIVENT MUTUAL FUNDS

APRIL 29, 2016

# THRIVENT MUTUAL FUNDS SEMIANNUAL REPORT

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Dear Shareholder:

I am happy to share with you that, once again, Thrivent Mutual Funds was honored as one of the winners of the prestigious Thomson Reuters Lipper Fund Awards, based on three-year risk-adjusted performance (period ending November 30, 2015). In the official announcement in March, we were named the Best Overall-Small Fund Family.

We were also named, for the second year in a row, the Best Mixed-Assets—Small Fund Family. This award is based on the combined results of our six funds in this category: Thrivent Aggressive Allocation Fund, Thrivent Moderately Aggressive Allocation Fund, Thrivent Moderate Allocation Fund, Thrivent Moderately Conservative Allocation Fund, Thrivent Balanced Income Plus Fund, and Thrivent Diversified Income Plus Fund.

But the honors didn’t end there. After strong performance in 2015, Barron’s ranked Thrivent Mutual Funds a top three mutual fund family in its annual 2015 Barron’s/Lipper Best Fund Family rankings. Not only was Thrivent Mutual Funds ranked third in the Best Mutual Fund Family category, we also received a fourth in the World Equity category (which includes Thrivent Partner Emerging Markets Equity Fund, Thrivent Partner Worldwide Allocation Fund, and Thrivent Large Cap Stock Fund).

We are encouraged that our 2015 fund performance was recognized by both Barron’s and Thomsen Reuters Lipper, and we look forward to continuing to help investors like you prepare for a more secure financial future.

As you may have been aware, the stock market has been particularly volatile in recent months. While volatility will always play a part in the performance of the stock market, our team of more than 100 investment professionals applies their experience, expertise and dedication in managing our portfolios to help provide you with more reassurance by seeking to mitigate the volatility in your portfolio through active management.

For instance, our asset allocation funds attempt to reduce volatility by spreading assets to several different types of investments, including a variety of stocks, bonds and other debt instruments. Our vision is to be a resource that investors turn to as they look for tools to help them be wise with money and live generously.

Our dedication to improving your shareholder experience and actively managing your funds is a reflection of the message we’ve heard from you—that you value solution-oriented funds designed to meet your investment goals. We also recognize that we must continue to assess our mutual fund offerings and find new ways to serve you better. At Thrivent Asset Management, we seek to provide innovative investment solutions that stand the test of time.

I look forward to continuing to help enhance your shareholder experience in the years ahead as we pursue our mission to help you meet your financial goals.

Sincerely,

David S. Royal

President

Thrivent Mutual Funds

The performance data shown represents past performance, which is not a guarantee of future results. Investment returns and principal value will fluctuate, so investors’ shares, when sold, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at ThriventFunds.com.

Investing in a mutual fund involves risks, including the possible loss of principal. The prospectus and summary prospectus contain more complete information on the investment objectives, risks, charges and expenses of the fund, and other information, which investors should read and consider carefully before investing. Prospectuses are available at ThriventFunds.com or by calling 800-847-4836.

Lipper defines a Small Fund Family as one with assets of $52.6 billion or less as of Nov. 30, 2014. Money market assets are excluded. This recognition only indicates performance relative to other mutual funds in the Mixed-Assets Small Funds Family category. Thrivent Asset Management received this award for the three-year period only. For updated performance information, go to ThriventFund.com.

Lipper methodology: Fund groups with at least five equity, five bond or three mixed-asset portfolios in the respective asset classes are eligible for a group award. Twenty-six fund families met the criteria and were considered for the small fund family awards. The lowest average decile rank of the three years’ Consistent Return measure of the eligible funds per asset class and group will determine the asset class group award winner over the three-year period. In cases of identical results, the lower average percentile rank will determine the winner. Asset class group awards will be given to the best large and small groups separately. Small groups will need to have at least three distinct portfolios in one of the asset classes—equity, bond, or mixed asset. Front-end sales charges are not taken into consideration in Lipper’s evaluation methodology.

Copyright 2015 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper.

Asset management services provided by Thrivent Asset Management, LLC, a wholly owned subsidiary of Thrivent Financial, the marketing name for Thrivent Financial for Lutherans, Appleton, WI.

Barron’s/Lipper Fund Family Ranking Methodology: To qualify, a firm must have at least three funds in Lipper’s general U.S. stock category; one in world equity, which combines global and international funds; one mixed-asset fund, which holds stocks and bonds; two taxable-bond funds; and one tax-exempt offering. These funds must have a minimum track record of one year. Fund returns don’t include 12b-1 fees, fund loads, or sales charges. Each fund’s performance is measured against funds in its Lipper category, which leads to a percentile ranking (100 is the highest). Then, relative to funds within its fund family, it is weighted by asset size in its general classification. Single-sector, country and state funds are not factored into the score, nor are the Standard & Poor’s 500 Index funds. Finally, the score is multiplied by the weighting of its general classification as determined by the entire Lipper universe of funds. The category weightings for the one-year results: general equity, 39.4%; world equity, 17.5%; mixed asset, 17.9%; taxable bond, 21.6%; and tax-exempt bond, 3.6%. The category weightings for the five-year results: general equity, 40.1%; world equity, 17.4%; mixed asset, 17.7%; taxable bond, 21%; and tax-exempt bond, 3.8%. The category weightings for the 10-year results: general equity, 45.1%; world equity, 15.9%; mixed asset, 16%; taxable bond, 18.8%; and tax-exempt bond, 4.2%.

Sixty-seven fund families qualified for the 2015 Barron’s/Lipper Fund Family Ranking. Thrivent Mutual Funds was ranked 3 of 67 for one-year, 38 of 58 for five-year, and 45 of 52 for 10-year periods ending Dec. 31, 2015. In the U.S. World Equity categories, Thrivent Mutual Funds was ranked 4 of 67 for one-year, 27 of 58 for five-year and 51 of 52 for 10-year periods ending Dec. 31, 2015.

Barron’s Best Fund Families publication dated Feb. 8, 2016. Barron’s is a trademark of Dow Jones & Co., L.P. All rights reserved. Reprinted with permission.

Dear Shareholder:

The stock market ended the volatile six-month reporting period through April 30, 2016, at just about the same level as it began, with a gain in the S&P 500 Index of only 0.43%. Yields on U.S. 10-year Treasuries declined to under 2% as investors flowed to the bond market over concerns of a slowing economy and low or negative yields on government issues in Europe and Japan.

Economic Review

The U.S. economy experienced yet another first quarter slump in 2016, repeating a similar pattern that has occurred six of the past seven years. Gross domestic product (GDP), which is the broadest measure of economic output, grew at a seasonally adjusted annual rate of only 0.5% through the first quarter of 2016, according to the U.S. Commerce Department. That is the lowest GDP growth level in the past two years.

The sluggish U.S. economy can be attributed to a variety of factors, including declining corporate earnings, a slow recovery in the energy industry, an elevated dollar, slowing consumer spending, a drop in manufacturing, soft retail sales, and a slow global economy. However, China seems to be emerging from its economic weakness after a favorable GDP report in April in which it estimated its GDP growth at an annualized rate of 6.5%. We’ve also seen some positive movement in the emerging markets.

Market Review

Earlier concerns that the Federal Reserve would begin raising interest rates more aggressively have diminished. Because of the slowing economy, the Fed has shown a reluctance to raise rates in 2016, and has indicated that they do not expect to raise rates more than twice through the remainder of 2016.

In the stock market, economic uncertainty drove investors to the safety and dividends of utility stocks which, in turn, helped drive up the S&P 500 Utilities Index 12.75% for the period. Energy stocks, which had been lagging over the past two years, finally started to rebound as oil prices began moving up from a low of under $27 a barrel on February 11. As prices climbed to over $40 a barrel in April, energy stocks climbed about 9% for the month. The materials, health care and financials sectors, which were among the worst performing sectors of the market over the past six months, also moved up in April.

After slumping through the first three months of the period, international stocks rebounded well during the final three months. The MSCI EAFE Index, which tracks developed markets in Europe, Australasia and the Far East, posted a total return of 7.82% for the most recent three-month period, although the index was still down 2.82% for the six-month period. The MSCI Emerging Markets Index, which tracks stocks in developing economies, slumped early in the period, but rebounded strongly over the past three months. The index was up 13.66% for the most recent three months, but was still down 0.13% for the six-month period.

Most sectors of the bond market also generated positive returns as investors moved to the safety of bonds in response to the slowing economy. Barclays 20+ Treasury Index posted a total return of 6.98% for the six-month period. But as interest picked up in the bond market, yields for 10-year U.S. Treasuries dropped to under 2%, finishing the period at 1.82%. The Barclays Aggregate Index, which tracks a broad range of investment-grade bonds, generated a total return of 2.82% for the period.

One factor that has been driving investment in the U.S. bond market is the lack of an adequate yield in overseas markets. Central banks in Europe and Japan have issued a wave of government bonds with “negative interest rates” that yield less than 0%. In all, about $7 trillion in government bonds now carry negative interest rates. This extreme policy is intended to stimulate economic growth in Europe and Japan, but in our view, it has shown little evidence of success to date.

Our Outlook

We continue to believe that the GDP growth rate will be lower this year than it has been the past few years. The consensus among analysts for GDP growth for this year is 2.1%, according to the Blue Chip Economic Indicators, but we project GDP growth at 1.5% to 2.0%. Globally, over the next 12 months, we believe that China will have GDP growth of about 6.5%, Japan will have negative growth, Europe will experience growth of just under 2%, and the United Kingdom will post GDP growth of 3% or more.

Although we forecast modest growth for the U.S. economy, the risk of a recession has been rising. We believe a recession can be avoided, particularly if employment remains strong, if the Chinese economy continues to rebound, and if rising oil prices continue to bolster the energy sector and the economy.

Sincerely,

Russell W. Swansen

Chief Investment Officer

Thrivent Mutual Funds

THRIVENT AGGRESSIVE ALLOCATION FUND

Russell W. Swansen, David C. Francis, CFA, Mark L. Simenstad, CFA, Darren M. Bagwell, CFA, Stephen D. Lowe, CFA, Portfolio Co-Managers*

The Fund seeks long-term capital growth.

The Fund invests in other Thrivent mutual funds and in directly held equity and debt instruments. The Fund is subject to its own fees and expenses and the expenses of the other funds in which it invests, and is subject to all of the risks of the other funds in which it invests. The value of the Fund is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Fund may incur losses due to incorrect assessments of investments by its investment adviser. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards. Bond prices generally fall as interest rates rise. Credit risk is the risk that an issuer of a debt security may not pay its debt, and high yield securities are subject to increased credit risk as well as liquidity risk. The use of derivatives (such as futures and swaps) involves additional risks and transaction costs, which could leave the Fund in a worse position than if it had not used these instruments.

*	Effective April 29, 2016, Darren M. Bagwell, CFA, and Stephen D. Lowe, CFA, were added as Portfolio Co-Managers

Portfolio Composition
(% of Portfolio)
Large Cap	44.4%
International	20.6%
Small Cap	14.5%
Short-Term Investments	8.3%
Mid Cap	7.2%
Investment Grade Debt	4.4%
High Yield	0.6%

Total	100.0%
Top 10 Holdings
(% of Net Assets)
Thrivent Partner Worldwide Allocation Fund	12.3%
Thrivent Large Cap Growth Fund	7.0%
Thrivent Mid Cap Stock Fund	5.9%
Thrivent Large Cap Value Fund	5.9%
Thrivent Large Cap Stock Fund	3.3%
Thrivent Small Cap Stock Fund	2.8%
SPDR S&P 500 ETF Trust	0.8%
Thrivent Limited Maturity Bond Fund	0.8%
Amazon.com, Inc.	0.7%
Thrivent High Yield Fund	0.6%
These securities represent 40.1% of the total net assets of the Fund.

Portfolio Composition illustrates market exposure of all asset classes, including derivatives.

The Portfolio Composition chart excludes collateral held for securities loaned.

The lists of Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

Quoted Portfolio Composition and Top 10 Holdings are subject to change.

THRIVENT MODERATELY AGGRESSIVE ALLOCATION FUND

Russell W. Swansen, David C. Francis, CFA, Mark L. Simenstad, CFA, Darren M. Bagwell, CFA, Stephen D. Lowe, CFA, Portfolio Co-Managers*

The Fund seeks long-term capital growth.

The Fund invests in other Thrivent mutual funds and in directly held equity and debt instruments. The Fund is subject to its own fees and expenses and the expenses of the other funds in which it invests, and is subject to all of the risks of the other funds in which it invests. The value of the Fund is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Fund may incur losses due to incorrect assessments of investments by its investment adviser. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards. Bond prices generally fall as interest rates rise. Credit risk is the risk that an issuer of a debt security may not pay its debt, and high yield securities are subject to increased credit risk as well as liquidity risk. The use of derivatives (such as futures and swaps) involves additional risks and transaction costs, which could leave the Fund in a worse position than if it had not used these instruments.

*	Effective April 29, 2016, Darren M. Bagwell, CFA, and Stephen D. Lowe, CFA, were added as Portfolio Co-Managers

Portfolio Composition
(% of Portfolio)
Large Cap	36.1%
Investment Grade Debt	17.1%
International	15.5%
Small Cap	10.4%
Short-Term Investments	8.8%
Mid Cap	7.1%
High Yield	2.5%
Floating Rate Debt	2.5%

Total	100.0%
Top 10 Holdings
(% of Net Assets)
Thrivent Partner Worldwide Allocation Fund	10.4%
Thrivent Large Cap Value Fund	8.5%
Thrivent Large Cap Growth Fund	6.9%
Thrivent Mid Cap Stock Fund	5.7%
Thrivent Large Cap Stock Fund	5.1%
Thrivent Income Fund	3.0%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	2.0%
Thrivent Limited Maturity Bond Fund	1.8%
Thrivent Small Cap Stock Fund	1.6%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.1%

These securities represent 46.1% of the total net assets of the Fund.

Portfolio Composition illustrates market exposure of all asset classes, including derivatives.

The Portfolio Composition chart excludes collateral held for securities loaned.

The lists of Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

Quoted Portfolio Composition and Top 10 Holdings are subject to change.

THRIVENT MODERATE ALLOCATION FUND

Russell W. Swansen, David C. Francis, CFA, Mark L. Simenstad, CFA, Darren M. Bagwell, CFA, Stephen D. Lowe, CFA, Portfolio Co-Managers*

The Fund seeks long-term capital growth while providing reasonable stability of principal.

The Fund invests in other Thrivent mutual funds and in directly held equity and debt instruments. The Fund is subject to its own fees and expenses and the expenses of the other funds in which it invests, and is subject to all of the risks of the other funds in which it invests. The value of the Fund is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Fund may incur losses due to incorrect assessments of investments by its investment adviser. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards. Bond prices generally fall as interest rates rise. Credit risk is the risk that an issuer of a debt security may not pay its debt, and high yield securities are subject to increased credit risk as well as liquidity risk. The use of derivatives (such as futures and swaps) involves additional risks and transaction costs, which could leave the Fund in a worse position than if it had not used these instruments.

*	Effective April 29, 2016, Darren M. Bagwell, CFA, and Stephen D. Lowe, CFA, were added as Portfolio Co-Managers

Portfolio Composition
(% of Portfolio)
Investment Grade Debt	31.8%
Large Cap	24.7%
Short-Term Investments	12.0%
International	11.3%
Small Cap	7.1%
Mid Cap	4.9%
High Yield	4.4%
Floating Rate Debt	3.8%

Total	100.0%
Top 10 Holdings
(% of Net Assets)
Thrivent Large Cap Value Fund	7.7%
Thrivent Partner Worldwide Allocation Fund	6.0%
Thrivent Large Cap Growth Fund	5.8%
Thrivent Income Fund	5.8%
Thrivent Mid Cap Stock Fund	4.0%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	3.8%
Thrivent Limited Maturity Bond Fund	3.4%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	2.2%
Thrivent Large Cap Stock Fund	2.2%
Thrivent High Yield Fund	1.8%
These securities represent 42.7% of the total net assets of the Fund.

Portfolio Composition illustrates market exposure of all asset classes, including derivatives.

The Portfolio Composition chart excludes collateral held for securities loaned.

The lists of Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

Quoted Portfolio Composition and Top 10 Holdings are subject to change.

THRIVENT MODERATELY CONSERVATIVE ALLOCATION FUND

Russell W. Swansen, David C. Francis, CFA, Mark L. Simenstad, CFA, Darren M. Bagwell, CFA, Stephen D. Lowe, CFA, Portfolio Co-Managers*

The Fund seeks long-term capital growth while providing reasonable stability of principal.

The Fund invests in other Thrivent mutual funds and in directly held equity and debt instruments. The Fund is subject to its own fees and expenses and the expenses of the other funds in which it invests, and is subject to all of the risks of the other funds in which it invests. The value of the Fund is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Fund may incur losses due to incorrect assessments of investments by its investment adviser. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards. Bond prices generally fall as interest rates rise. Credit risk is the risk that an issuer of a debt security may not pay its debt, and high yield securities are subject to increased credit risk as well as liquidity risk. The use of derivatives (such as futures and swaps) involves additional risks and transaction costs, which could leave the Fund in a worse position than if it had not used these instruments.

*	Effective April 29, 2016, Darren M. Bagwell, CFA, and Stephen D. Lowe, CFA, were added as Portfolio Co-Managers

Portfolio Composition
(% of Portfolio)
Investment Grade Debt	43.1%
Large Cap	15.8%
Short-Term Investments	15.1%
International	7.5%
Floating Rate Debt	6.7%
High Yield	6.1%
Small Cap	3.2%
Mid Cap	2.5%

Total	100.0%

Top 10 Holdings
(% of Net Assets)
Thrivent Income Fund	8.5%
Thrivent Large Cap Value Fund	6.3%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	5.3%
Thrivent Limited Maturity Bond Fund	4.9%
Thrivent Partner Worldwide Allocation Fund	4.3%
Thrivent Large Cap Growth Fund	2.8%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	2.8%
Thrivent High Yield Fund	2.6%
U.S. Treasury Notes	2.2%
U.S. Treasury Bonds	1.8%

These securities represent 41.5% of the total net assets of the Fund.

Portfolio Composition illustrates market exposure of all asset classes, including derivatives.

The Portfolio Composition chart excludes collateral held for securities loaned.

The lists of Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

Quoted Portfolio Composition and Top 10 Holdings are subject to change.

THRIVENT BALANCED INCOME PLUS FUND

Mark L. Simenstad, CFA, Noah J. Monsen, CFA, Reginald L. Pfeifer, CFA, and Stephen D. Lowe, CFA, John T. Groton, CFA, Portfolio Co-Managers

The Fund seeks long-term total return through a balance between income and the potential for long-term capital growth.

The Fund invests in equity securities and debt securities. The value of the Fund is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Fund may incur losses due to incorrect assessments of investments by its investment adviser. Bond prices generally fall as interest rates rise. Credit risk is the risk that an issuer of a debt security may not pay its debt, and high yield securities are subject to increased credit risk as well as liquidity risk. Leveraged loans, REITs, preferred securities, sovereign debt, and mortgage-related and other asset-backed securities are subject to additional risks. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards; these risks are magnified for investments in emerging markets. An ETF is subject to additional fees and expenses, tracking error, and the risks of the underlying investments that it holds. The use of derivatives (such as futures and swaps) involves additional risks and transaction costs, which could leave the Fund in a worse position than if it had not used these instruments.

Portfolio Composition
(% of Portfolio)
Common Stock	45.3%
Long-Term Fixed Income	30.2%
Bank Loans	15.0%
Short-Term Investments	7.7%
Preferred Stock	1.8%

Total	100.0%

Major Market Sectors
(% of Net Assets)
Financials	19.7%
Consumer Discretionary	11.3%
Information Technology	8.3%
Foreign Government	7.6%
Consumer Staples	7.3%
Telecommunications Services	7.1%
Energy	5.2%
Mortgage-Backed Securities	5.0%
Industrials	4.8%
Health Care	4.8%

Top 10 Holdings
(% of Net Assets)
Federal National Mortgage Association Conventional 30-Yr. Pass Through	2.2%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.2%
SPDR S&P Oil & Gas Exploration & Production ETF	0.7%
Materials Select Sector SPDR Fund	0.7%
Comcast Corporation	0.7%
Amazon.com, Inc.	0.7%
Jacobs Engineering Group, Inc.	0.6%
Visa, Inc.	0.6%
Medtronic plc	0.6%
Honeywell International, Inc.	0.6%

These securities represent 8.6% of the total net assets of the Fund.

Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned.

THRIVENT OPPORTUNITY INCOME PLUS FUND

Michael G. Landreville, CFA and CPA (inactive), Gregory R. Anderson, CFA and CPA (inactive), Conrad E. Smith, CFA, Paul J. Ocenasek, CFA, and Kent L. White, CFA, Portfolio Co-Managers

The Fund seeks a high level of current income consistent with capital preservation.

The Fund primarily invests in a broad range of debt securities. The value of the Fund is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Fund may incur losses due to incorrect assessments of investments by its investment adviser. Bond prices generally fall as interest rates rise. Credit risk is the risk that an issuer of a debt security may not pay its debt, and high yield securities are subject to increased credit risk as well as liquidity risk. Leveraged loans, sovereign debt, and mortgage-related and other asset-backed securities are subject to additional risks. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards; these risks are magnified for investments in emerging markets. An ETF is subject to additional fees and expenses, tracking error, and the risks of the underlying investments that it holds. The use of derivatives (such as futures and swaps) involves additional risks and transaction costs, which could leave the Fund in a worse position than if it had not used these instruments.

Major Market Sectors
(% of Net Assets)
Foreign Government	15.2%
Communications Services	13.3%
Financials	11.0%
Mortgage-Backed Securities	8.4%
Consumer Non-Cyclical	8.0%
Collateralized Mortgage Obligations	8.0%
Consumer Cyclical	7.5%
Technology	4.5%
Asset-Backed Securities	4.2%
Energy	3.4%

Top 10 Holdings
(% of Net Assets)
Federal National Mortgage Association Conventional 30-Yr. Pass Through	3.1%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	2.1%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.2%
Valeant Pharmaceuticals International, Inc., Term Loan	1.0%
U.S. Treasury Bonds	0.9%
Avago Technologies Cayman Finance, Ltd., Term Loan	0.8%
Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through	0.8%
Russia Government International Bond	0.8%
Federal National Mortgage Association Conventional 15-Yr. Pass Through	0.6%
ON Semiconductor Corporation, Term Loan	0.6%

These securities represent 11.9% of the total net assets of the Fund.

Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Ratings from S&P, when used, are converted into their equivalent Moody’s ratings. If Moody’s and S&P have assigned different ratings to a security, the lowest rating for the security is used. Investments in derivatives and short-term investments are not reflected in the table.

Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Bond Quality Ratings chart excludes collateral held for securities loaned.

THRIVENT PARTNER EMERGING MARKETS EQUITY FUND

Subadvised by Aberdeen Asset Managers Limited

The Fund seeks long-term capital growth.

The Fund primarily invests in emerging markets equities. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards; these risks are magnified for investments in emerging markets. The value of the Fund is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Fund may incur losses due to incorrect assessments of investments by its investment advisers. Small and medium-sized companies often have greater price volatility and less liquidity than larger companies. Large cap companies may be unable to respond quickly to new competitive challenges and may not be able to attain a high growth rate.

Portfolio Composition
(% of Portfolio)
Common Stock	95.6%
Preferred Stock	4.4%

Total	100.0%

Major Market Sectors
(% of Net Assets)
Financials	33.8%
Consumer Staples	14.6%
Information Technology	12.9%
Materials	10.5%
Consumer Discretionary	9.5%
Energy	7.8%
Telecommunications Services	5.1%
Industrials	3.5%
Health Care	1.3%

Top 10 Countries
(% of Net Assets)
India	15.7%
Hong Kong	11.8%
Brazil	10.3%
Mexico	7.6%
South Korea	6.0%
Turkey	5.8%
Indonesia	4.9%
Thailand	4.7%
Taiwan	4.5%
United Kingdom	4.1%

Investments in securities in these countries represent 75.4% of the total net assets of the Fund.

THRIVENT SMALL CAP STOCK FUND

Matthew D. Finn, CFA, and James M. Tinucci, CFA, Portfolio Co-Managers

The Fund seeks long-term capital growth.

The Fund primarily invests in securities of small companies. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. The value of the Fund is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Fund may incur losses due to incorrect assessments of investments by its investment adviser.

Portfolio Composition
(% of Portfolio)
Common Stock	97.8%
Short-Term Investments	2.2%

Total	100.0%

Major Market Sectors
(% of Net Assets)
Financials	25.6%
Information Technology	17.9%
Industrials	17.5%
Consumer Discretionary	10.4%
Health Care	9.5%
Equity Funds/ETFs	6.5%
Energy	4.3%
Materials	2.4%
Consumer Staples	1.9%
Utilities	1.5%

Top 10 Holdings
(% of Net Assets)
Synovus Financial Corporation	2.6%
EMCOR Group, Inc.	2.5%
Microsemi Corporation	2.2%
Broadridge Financial Solutions, Inc.	2.1%
Hanmi Financial Corporation	2.0%
Granite Construction, Inc.	1.9%
Core-Mark Holding Company, Inc.	1.9%
Virtusa Corporation	1.8%
Primerica, Inc.	1.8%
Curtiss-Wright Corporation	1.7%

These securities represent 20.5% of the total net assets of the Fund.

Quoted Portfolio Composition, Major Market Sectors, Top 10 Countries and Top 10 Holdings are subject to change.

The lists of Major Market Sectors, Top 10 Countries and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned.

THRIVENT MID CAP STOCK FUND

Brian J. Flanagan, CFA, Portfolio Manager

The Fund seeks long-term capital growth.

The Fund primarily invests in securities of mid-sized companies, which often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. The value of the Fund is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Fund may incur losses due to incorrect assessments of investments by its investment adviser.

Portfolio Composition
(% of Portfolio)
Common Stock	92.5%
Short-Term Investments	7.5%

Total	100.0%

Major Market Sectors
(% of Net Assets)
Financials	21.9%
Information Technology	19.4%
Industrials	17.8%
Health Care	11.4%
Consumer Discretionary	7.9%
Energy	4.9%
Materials	4.0%
Consumer Staples	3.5%
Utilities	1.9%

Top 10 Holdings
(% of Net Assets)
NVIDIA Corporation	5.2%
Southwest Airlines Company	3.7%
Oshkosh Corporation	3.1%
Applied Materials, Inc.	3.0%
Huntington Bancshares, Inc.	3.0%
Zions Bancorporation	2.9%
Alliance Data Systems Corporation	2.9%
C.R. Bard, Inc.	2.8%
Universal Health Services, Inc.	2.7%
Steel Dynamics, Inc.	2.7%

These securities represent 32.0% of the total net assets of the Fund.

THRIVENT PARTNER WORLDWIDE ALLOCATION FUND

Subadvised by Principal Global Investors, LLC, Aberdeen Asset Managers Limited, and Goldman Sachs Asset Management, L.P.

The Fund seeks long-term capital growth.

The Fund primarily invests in equity and debt securities of issuers throughout the world. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards; these risks are magnified for investments in emerging markets. The value of the Fund is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Fund may incur losses due to incorrect assessments of investments by its investment advisers. Small and medium-sized companies often have greater price volatility and less liquidity than larger companies. Large cap companies may be unable to respond quickly to new competitive challenges and may not be able to attain a high growth rate. Bond prices generally fall as interest rates rise. Credit risk is the risk that an issuer of a debt security may not pay its debt, and high yield securities are subject to increased credit risk as well as liquidity risk. The investment styles employed by the Fund’s sub-advisers may not be complementary.

Portfolio Composition
(% of Portfolio)
Common Stock	88.4%
Long-Term Fixed Income	8.7%
Short-Term Investments	1.8%
Preferred Stock	1.1%

Total	100.0%

Major Market Sectors
(% of Net Assets)
Financials	22.0%
Consumer Discretionary	15.4%
Industrials	11.7%
Consumer Staples	10.2%
Materials	6.9%
Health Care	6.9%
Information Technology	6.2%
Foreign Government	5.7%
Energy	5.7%
Telecommunications Services	3.9%

Top 10 Countries
(% of Net Assets)
Japan	17.2%
United Kingdom	12.5%
Germany	6.4%
France	5.4%
Australia	5.2%
Switzerland	4.7%
Canada	3.6%
Hong Kong	2.9%
India	2.6%
Italy	2.3%

Investments in securities in these countries represent 62.8% of the total net assets of the Fund.

Quoted Portfolio Composition, Major Market Sectors, Top 10 Countries and Top 10 Holdings are subject to change.

The lists of Major Market Sectors, Top 10 Countries and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned.

THRIVENT LARGE CAP GROWTH FUND

Darren M. Bagwell, CFA, Portfolio Manager

The Fund seeks long-term capital appreciation.

The Fund primarily invests in securities of large companies, which may be unable to respond quickly to new competitive challenges and may not be able to attain a high growth rate. The value of the Fund is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Fund may incur losses due to incorrect assessments of investments by its investment adviser. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards.

Portfolio Composition
(% of Portfolio)
Common Stock	92.2%
Short-Term Investments	7.8%

Total	100.0%

Major Market Sectors
(% of Net Assets)
Information Technology	36.2%
Consumer Discretionary	25.8%
Health Care	13.8%
Industrials	6.3%
Financials	4.3%
Consumer Staples	3.0%
Energy	1.7%

Top 10 Holdings
(% of Net Assets)
Amazon.com, Inc.	7.3%
Facebook, Inc.	7.2%
Visa, Inc.	4.9%
Alphabet, Inc., Class A	4.7%
Apple, Inc.	4.5%
Home Depot, Inc.	4.2%
Gilead Sciences, Inc.	4.1%
Salesforce.com, Inc.	3.9%
Allergan plc	3.6%
AutoZone, Inc.	3.4%

These securities represent 47.8% of the total net assets of the Fund.

THRIVENT LARGE CAP VALUE FUND

Kurt J. Lauber, CFA, Portfolio Manager

The Fund seeks to achieve long-term growth of capital.

The Fund primarily invests in securities of large companies, which may be unable to respond quickly to new competitive challenges and may not be able to attain a high growth rate. The value of the Fund is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Fund may incur losses due to incorrect assessments of investments by its investment adviser. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards.

Portfolio Composition
(% of Portfolio)
Common Stock	96.8%
Short-Term Investments	3.2%

Total	100.0%

Major Market Sectors
(% of Net Assets)
Financials	22.2%
Information Technology	15.6%
Health Care	13.2%
Energy	11.6%
Consumer Discretionary	9.9%
Industrials	9.8%
Consumer Staples	5.8%
Utilities	3.4%
Materials	3.3%
Telecommunications Services	1.9%

Top 10 Holdings
(% of Net Assets)
Cisco Systems, Inc.	4.4%
Merck & Company, Inc.	3.6%
PG&E Corporation	3.4%
CVS Health Corporation	3.4%
Microsoft Corporation	3.4%
Chevron Corporation	3.3%
Citigroup, Inc.	3.2%
Comcast Corporation	3.0%
Lowe’s Companies, Inc.	2.7%
Bank of America Corporation	2.5%

These securities represent 32.9% of the total net assets of the Fund.

Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned.

THRIVENT LARGE CAP STOCK FUND

Darren M. Bagwell, CFA, and Kurt J. Lauber, CFA, Portfolio Co-Managers

The Fund seeks long-term capital growth.

The Fund primarily invests in securities of large companies, which may be unable to respond quickly to new competitive challenges and may not be able to attain a high growth rate. The value of the Fund is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Fund may incur losses due to incorrect assessments of investments by its investment adviser. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards.

Portfolio Composition
(% of Portfolio)
Common Stock	86.6%
Short-Term Investments	13.4%

Total	100.0%

Major Market Sectors
(% of Net Assets)
Financials	16.9%
Consumer Discretionary	14.8%
Information Technology	13.6%
Health Care	10.3%
Energy	8.9%
Industrials	7.9%
Consumer Staples	7.0%
Materials	3.6%
Utilities	2.6%
Telecommunications Services	1.0%

Top 10 Holdings
(% of Net Assets)
Apple, Inc.	3.2%
Amazon.com, Inc.	2.6%
J.P. Morgan Chase & Company	2.5%
Starbucks Corporation	2.3%
Merck & Company, Inc.	2.3%
AutoZone, Inc.	2.2%
PG&E Corporation	2.0%
Alphabet, Inc., Class A	1.9%
Alphabet, Inc., Class C	1.9%
Comcast Corporation	1.9%
These securities represent 22.8% of the total net assets of the Fund.

THRIVENT HIGH YIELD FUND

Paul J. Ocenasek, CFA, Portfolio Manager

The Fund seeks high current income and, secondarily, growth of capital.

The Fund primarily invests in high-yield, high-risk bonds, notes, debentures and other debt obligations, or preferred stocks. Credit risk is the risk that an issuer of a debt security may not pay its debt, and high yield securities are subject to increased credit risk as well as liquidity risk. Bond prices generally fall as interest rates rise. Leveraged loans are subject to numerous risks, including liquidity, credit, declines in the value of collateral underlying them, and detrimental legal actions against them. The value of the Fund is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Fund may incur losses due to incorrect assessments of investments by its investment adviser. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards. Dealer inventories of bonds are at or near historic lows in relation to market size, which has the potential to decrease liquidity and increase price volatility in the fixed income markets.

Major Market Sectors
(% of Net Assets)
Communications Services	20.5%
Consumer Cyclical	14.4%
Consumer Non-Cyclical	12.8%
Financials	10.5%
Capital Goods	10.1%
Energy	9.2%
Technology	6.8%
Basic Materials	4.7%
Utilities	4.5%
Transportation	4.1%

Top 10 Holdings
(% of Net Assets)
Sprint Communications, Inc.	1.6%
Icahn Enterprises, LP	1.0%
Alliance Data Systems Corporation	0.9%
Ally Financial, Inc.	0.9%
Berry Plastics Corporation	0.9%
Denali Borrower, LLC	0.8%
Sprint Corporation	0.8%
Fortescue Metals Group, Ltd., Term Loan	0.7%
Unitymedia Hessen GmbH & Company KG	0.7%
CCO Holdings, LLC	0.7%
These securities represent 9.0% of the total net assets of the Fund.

Bond quality ratings are obtained from Moody’s Investor Services, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Ratings from S&P, when used, are converted into their equivalent Moody’s ratings. If Moody’s and S&P have assigned different ratings to a security, the lowest rating for the security is used.

Investments in derivatives and short-term investments are not reflected in the table.

Quoted Portfolio Composition, Bond Quality Ratings, Major Market Sectors, and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned.

THRIVENT INCOME FUND

Stephen D. Lowe, CFA, Portfolio Manager

The Fund seeks high current income while preserving principal and, secondarily, long-term growth of capital.

The Fund primarily invests in investment-grade corporate bonds, government bonds, asset-backed securities and mortgage-backed securities. The value of the Fund is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Fund may incur losses due to incorrect assessments of investments by its investment adviser. Bond prices generally fall as interest rates rise. Credit risk is the risk that an issuer of a debt security may not pay its debt, and high yield securities are subject to increased credit risk as well as liquidity risk. The value of mortgage-related and other asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards. The prices of futures contracts can be highly volatile and the loss from investing in them can exceed the initial investment. Dealer inventories of bonds are at or near historic lows in relation to market size, which has the potential to decrease liquidity and increase price volatility in the fixed income markets.

Major Market Sectors
(% of Net Assets)
Financials	28.9%
Consumer Non-Cyclical	11.3%
Communications Services	10.7%
U.S. Government and Agencies	8.1%
Energy	8.0%
Consumer Cyclical	5.8%
Utilities	5.4%
Mortgage-Backed Securities	4.6%
Technology	2.8%
Basic Materials	2.6%

Top 10 Holdings
(% of Net Assets)
Federal National Mortgage Association Conventional 30-Yr. Pass Through	2.5%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.3%
U.S. Treasury Bonds	0.7%
U.S. Treasury Bonds	0.7%
U.S. Treasury Notes	0.6%
U.S. Treasury Notes	0.6%
U.S. Treasury Notes	0.6%
Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through	0.5%
U.S. Treasury Notes	0.5%
U.S. Treasury Notes	0.5%
These securities represent 8.5% of the total net assets of the Fund.

Bond quality ratings are obtained from Moody’s Investor Services, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Ratings from S&P, when used, are converted into their equivalent Moody’s ratings. If Moody’s and S&P have assigned different ratings to a security, the lowest rating for the security is used.

Investments in derivatives and short-term investments are not reflected in the table.

Quoted Bond Quality Ratings, Major Market Sectors and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

THRIVENT MUNICIPAL BOND FUND

Janet I. Grangaard, CFA, Portfolio Manager

The Fund seeks a high level of current income exempt from federal income taxes, consistent with capital preservation.*

The Fund primarily invests in municipal bonds, the income of which is exempt from federal income taxation. Municipal bonds are subject to credit risk, which is the risk that an issuer of a bond to which the Fund is exposed may no longer be able to pay its debt. Bond prices generally fall as interest rates rise. Changes in federal income tax laws or rates may affect both the net asset value of the Fund and the taxable equivalent interest generated from securities in the Fund. The value of the Fund is influenced by factors impacting the overall market, municipal bonds, and specific issuers. The Fund may incur losses due to incorrect assessments of investments by its investment adviser. Dealer inventories of bonds are at or near historic lows in relation to market size, which has the potential to decrease liquidity and increase price volatility in the fixed income markets.

Major Market Sectors
(% of Net Assets)
Transportation	17.9%
Education	18.3%
Health Care	13.4%
Utilities	11.6%
Tax Revenue	10.3%
9.5%
General Obligation	9.3%
Pre-refunded	3.2%
Other Revenue	2.7%
Cash	1.4%

Top 10 States
(% of Net Assets)
California	12.1%
Texas	11.7%
Illinois	7.6%
New York	6.8%
Florida	6.4%
Ohio	5.8%
Washington	4.0%
Massachusetts	4.0%
Pennsylvania	3.8%
Colorado	3.3%
Investments in securities in these States represent 65.5% of the total net assets of the Fund.

* Investors may be subject to state taxes, the federal alternative minimum tax and capital gains taxes.

Bond quality ratings are obtained from Moody’s Investor Services, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Ratings from S&P, when used, are converted into their equivalent Moody’s ratings. If Moody’s and S&P have assigned different ratings to a security, the lowest rating for the security is used.

Investments in derivatives and short-term investments are not reflected in the table.

Quoted Bond Quality Ratings, Major Market Sectors and Top 10 States are subject to change.

The lists of Major Market Sectors and Top 10 States exclude short-term investments and collateral held for securities loaned.

THRIVENT GOVERNMENT BOND FUND

Michael G. Landreville, CFA and CPA (inactive), Portfolio Manager

The Fund seeks total return, consistent with preservation of capital.

The Fund primarily invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. The value of the Fund is influenced by factors impacting the overall market, debt securities in particular, and the U.S. government. The Fund may incur losses due to incorrect assessments of investments by its investment adviser. The value of U.S. government securities may be affected by changes in the credit rating of the U.S. government. Certain U.S. government securities are not backed by the full faith and credit of the U.S. government. Bond prices generally fall as interest rates rise. Inflation-linked debt securities, such as TIPS, are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). The value of mortgage-related and other asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities. Dealer inventories of bonds are at or near historic lows in relation to market size, which has the potential to decrease liquidity and increase price volatility in the fixed income markets.

Major Market Sectors
(% of Net Assets)
U.S. Government and Agencies	73.8%
Foreign Government	8.4%
Mortgage-Backed Securities	7.7%
Asset-Backed Securities	2.6%
Utilities	1.9%
Financials	1.8%
Energy	0.8%
Collateralized Mortgage Obligations	0.7%

Top 10 Holdings
(% of Net Assets)
Federal National Mortgage Association	10.2%
U.S. Treasury Notes	7.4%
U.S. Treasury Notes, TIPS	7.0%
Federal Home Loan Mortgage Corporation	5.6%
U.S. Treasury Notes	5.4%
U.S. Treasury Notes	3.3%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	3.2%
Federal National Mortgage Association	3.2%
U.S. Treasury Notes	3.2%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	2.9%
These securities represent 51.4% of the total net assets of the Fund.

Bond quality ratings are obtained from Moody’s Investor Services, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Ratings from S&P, when used, are converted into their equivalent Moody’s ratings. If Moody’s and S&P have assigned different ratings to a security, the lowest rating for the security is used.

Investments in derivatives and short-term investments are not reflected in the table.

Quoted Bond Quality Ratings, Major Market Sectors and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

THRIVENT LIMITED MATURITY BOND FUND

Michael G. Landreville, CFA and CPA (inactive) and Gregory R. Anderson, CFA, Portfolio Co-Managers

The Fund seeks a high level of current income consistent with stability of principal.

The Fund primarily invests in investment-grade debt securities. The value of the Fund is influenced by factors impacting the overall market, debt securities in particular, and specific issuers. The Fund may incur losses due to incorrect assessments of investments by its investment adviser. Bond prices generally fall as interest rates rise. Credit risk is the risk that an issuer of a debt security may not pay its debt. The value of mortgage-related and other asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards. The prices of futures contracts can be highly volatile and the loss from investing in them can exceed the initial investment. Dealer inventories of bonds are at or near historic lows in relation to market size, which has the potential to decrease liquidity and increase price volatility in the fixed income markets. Collateralized debt obligations are subject to additional risks.

Major Market Sectors
(% of Net Assets)
U.S. Government and Agencies	22.9%
Financials	18.6%
Asset-Backed Securities	12.0%
Collateralized Mortgage Obligations	10.2%
Consumer Non-Cyclical	6.1%
Mortgage-Backed Securities	5.0%
Commercial Mortgage-Backed Securities	4.0%
Communications Services	3.6%
Energy	3.4%
Utilities	2.9%

Top 10 Holdings
(% of Net Assets)
U.S. Treasury Notes	4.6%
U.S. Treasury Notes	3.2%
U.S. Treasury Notes	2.5%
U.S. Treasury Bonds, TIPS	2.4%
U.S. Treasury Bonds	2.3%
Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through	2.0%
Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through	1.6%
U.S. Treasury Notes	1.5%
U.S. Treasury Bonds	1.5%
Federal National Mortgage Association	1.4%
These securities represent 23.0% of the total net assets of the Fund.

Bond quality ratings are obtained from Moody’s Investor Services, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Ratings from S&P, when used, are converted into their equivalent Moody’s ratings. If Moody’s and S&P have assigned different ratings to a security, the lowest rating for the security is used.

Investments in derivatives and short-term investments are not reflected in the table.

Quoted Bond Quality Ratings, Major Market Sectors and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

THRIVENT MONEY MARKET FUND

William D. Stouten, Portfolio Manager

The Fund seeks a high level of current income, while maintaining liquidity and a constant net asset value of $1.00 per share.

The Fund invests at least 99.5% of its total assets in government securities, cash and repurchase agreements collateralized fully by government securities or cash. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. Credit risk is the risk that an issuer of a bond to which the Fund’s portfolio is exposed may no longer be able to pay its debt. A weak economy, strong equity markets, or changes by the Federal Reserve to its monetary policies may cause short-term interest rates to increase and affect the Fund’s ability to maintain a stable share price. Securities issued or guaranteed by U.S. government-related organizations are not backed by the full faith and credit of the U.S. government.

Portfolio Composition
(% of Portfolio)
U.S. Government Agency Debt	85.6%
U.S. Treasury Debt	14.4%

Total	100.0%

An investment in the Thrivent Money Market Fund is not insured or guaranteed by the FDIC or any other government agency.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Quoted Portfolio Composition is subject to change.

SHAREHOLDER EXPENSE EXAMPLE

(unaudited)

As a shareholder of a Fund, you incur, depending on the Fund and share class, two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2015 through April 29, 2016.

Actual Expenses

In the table below, the first section, labeled “Actual,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number from the appropriate Class line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid. A small account fee of $12 may be charged to Class A shareholder accounts if the value falls to an amount of $2,000 or less, in the case of a non-qualified account, $1,000 or less, in the case of a qualified account, and $500 or less in the case of Money Market S shares. This fee is not included in the table below. If it were and you were assessed such a fee, the expenses you paid during the period would have been higher and the ending account value would have been lower.

Hypothetical Example for Comparison Purposes

In the table below, the second section, labeled “Hypothetical,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small account fee of $12 may be charged to Class A shareholder accounts if the value falls to an amount of $2,000 or less, in the case of a non-qualified account, $1,000 or less, in the case of a qualified account, and $500 or less in the case of Money Market S shares. This fee is not included in the table below. If it were and you were assessed such a fee, the expenses you paid during the period would have been higher and the ending account value would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2015	Ending Account Value 4/29/2016	Expenses Paid during Period 11/1/2015 - 4/29/2016*	Annualized Expense Ratio
Thrivent Aggressive Allocation Fund

Actual
Class A	$1,000	$972	$4.63	0.95%
Class S	$1,000	$974	$2.64	0.54%

Hypothetical**
Class A	$1,000	$1,020	$4.74	0.95%
Class S	$1,000	$1,022	$2.71	0.54%
Thrivent Moderately Aggressive Allocation Fund

Actual
Class A	$1,000	$986	$4.05	0.82%
Class S	$1,000	$988	$2.26	0.46%

Hypothetical**
Class A	$1,000	$1,021	$4.12	0.82%
Class S	$1,000	$1,022	$2.30	0.46%
Thrivent Moderate Allocation Fund

Actual
Class A	$1,000	$996	$4.01	0.81%
Class S	$1,000	$998	$2.34	0.47%

Hypothetical**
Class A	$1,000	$1,021	$4.06	0.81%
Class S	$1,000	$1,022	$2.37	0.47%

SHAREHOLDER EXPENSE EXAMPLE

(unaudited)

	Beginning Account Value 11/1/2015	Ending Account Value 4/29/2016	Expenses Paid during Period 11/1/2015 - 4/29/2016*	Annualized Expense Ratio
Thrivent Moderately Conservative Allocation Fund

Actual
Class A	$1,000	$1,008	$4.19	0.84%
Class S	$1,000	$1,011	$2.57	0.52%

Hypothetical**
Class A	$1,000	$1,021	$4.22	0.84%
Class S	$1,000	$1,022	$2.59	0.52%
Thrivent Balanced Income Plus Fund

Actual
Class A	$1,000	$998	$5.46	1.11%
Class S	$1,000	$1,001	$3.43	0.69%

Hypothetical**
Class A	$1,000	$1,019	$5.52	1.11%
Class S	$1,000	$1,021	$3.47	0.69%
Thrivent Opportunity Income Plus Fund

Actual
Class A	$1,000	$1,016	$4.36	0.87%
Class S	$1,000	$1,017	$3.30	0.66%

Hypothetical**
Class A	$1,000	$1,020	$4.37	0.87%
Class S	$1,000	$1,021	$3.31	0.66%
Thrivent Partner Emerging Markets Equity Fund

Actual
Class A	$1,000	$1,036	$8.31	1.65%
Class S	$1,000	$1,037	$6.64	1.32%

Hypothetical**
Class A	$1,000	$1,017	$8.23	1.65%
Class S	$1,000	$1,018	$6.58	1.32%
Thrivent Small Cap Stock Fund

Actual
Class A	$1,000	$985	$6.01	1.22%
Class S	$1,000	$986	$3.91	0.80%

Hypothetical**
Class A	$1,000	$1,019	$6.11	1.22%
Class S	$1,000	$1,021	$3.97	0.80%
Thrivent Mid Cap Stock Fund

Actual
Class A	$1,000	$1,022	$5.54	1.11%
Class S	$1,000	$1,024	$3.59	0.72%

Hypothetical**
Class A	$1,000	$1,019	$5.53	1.11%
Class S	$1,000	$1,021	$3.58	0.72%
Thrivent Partner Worldwide Allocation Fund

Actual
Class A	$1,000	$995	$6.90	1.40%
Class S	$1,000	$996	$4.93	1.00%

Hypothetical**
Class A	$1,000	$1,018	$6.99	1.40%
Class S	$1,000	$1,020	$4.99	1.00%
Thrivent Large Cap Growth Fund

Actual
Class A	$1,000	$918	$5.69	1.20%
Class S	$1,000	$918	$3.90	0.82%

Hypothetical**
Class A	$1,000	$1,019	$5.99	1.20%
Class S	$1,000	$1,021	$4.11	0.82%

SHAREHOLDER EXPENSE EXAMPLE

(unaudited)

	Beginning Account Value 11/1/2015	Ending Account Value 4/29/2016	Expenses Paid during Period 11/1/2015 - 4/29/2016*	Annualized Expense Ratio
Thrivent Large Cap Value Fund

Actual
Class A	$1,000	$998	$4.67	0.95%
Class S	$1,000	$1,001	$2.63	0.53%

Hypothetical**
Class A	$1,000	$1,020	$4.72	0.95%
Class S	$1,000	$1,022	$2.65	0.53%
Thrivent Large Cap Stock Fund

Actual
Class A	$1,000	$961	$5.01	1.03%
Class S	$1,000	$963	$3.09	0.64%

Hypothetical**
Class A	$1,000	$1,020	$5.16	1.03%
Class S	$1,000	$1,022	$3.18	0.64%
Thrivent High Yield Fund

Actual
Class A	$1,000	$1,008	$4.07	0.82%
Class S	$1,000	$1,010	$2.73	0.55%

Hypothetical**
Class A	$1,000	$1,021	$4.10	0.82%
Class S	$1,000	$1,022	$2.74	0.55%
Thrivent Income Fund

Actual
Class A	$1,000	$1,032	$3.89	0.77%
Class S	$1,000	$1,035	$2.20	0.44%

Hypothetical**
Class A	$1,000	$1,021	$3.87	0.77%
Class S	$1,000	$1,023	$2.19	0.44%
Thrivent Municipal Bond Fund

Actual
Class A	$1,000	$1,033	$3.71	0.74%
Class S	$1,000	$1,035	$2.47	0.49%

Hypothetical**
Class A	$1,000	$1,021	$3.69	0.74%
Class S	$1,000	$1,022	$2.45	0.49%
Thrivent Government Bond Fund

Actual
Class A	$1,000	$1,024	$4.40	0.88%
Class S	$1,000	$1,024	$3.98	0.79%

Hypothetical**
Class A	$1,000	$1,020	$4.39	0.88%
Class S	$1,000	$1,021	$3.97	0.79%
Thrivent Limited Maturity Bond Fund

Actual
Class A	$1,000	$1,009	$3.09	0.62%
Class S	$1,000	$1,011	$2.03	0.41%

Hypothetical**
Class A	$1,000	$1,022	$3.11	0.62%
Class S	$1,000	$1,023	$2.05	0.41%

SHAREHOLDER EXPENSE EXAMPLE

(unaudited)

	Beginning Account Value 11/1/2015	Ending Account Value 4/29/2016	Expenses Paid during Period 11/1/2015 - 4/29/2016*	Annualized Expense Ratio
Thrivent Money Market Fund

Actual
Class A	$1,000	$1,000	$1.84	0.37%
Class S	$1,000	$1,000	$1.92	0.39%

Hypothetical**
Class A	$1,000	$1,023	$1.86	0.37%
Class S	$1,000	$1,023	$1.94	0.39%

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/366 to reflect the one-half year period.
**	Assuming 5% annualized total return before expenses.

AGGRESSIVE ALLOCATION FUND

Summary Schedule of Investments as of April 29, 2016

(unaudited)

Shares	Common Stock (48.6%)	Value	% of Net Assets
Consumer Discretionary (7.3%)
8,420	Amazon.com, Inc.[a]	$5,553,748	0.7%
3,140	AutoZone, Inc.[a]	2,402,822	0.3%
44,270	Comcast Corporation	2,689,845	0.3%
22,530	Home Depot, Inc.	3,016,542	0.4%
42,180	Starbucks Corporation	2,371,781	0.3%
	Other Securities^	45,305,318	5.3%

	Total	61,340,056

Consumer Staples (2.3%)
22,860	CVS Health Corporation	2,297,430	0.3%
	Other Securities^	17,222,454	2.0%

	Total	19,519,884

Energy (7.0%)
57,846	Baker Hughes, Inc.	2,797,433	0.3%
78,646	Canadian Natural Resources, Ltd.	2,360,953	0.3%
48,098	Chevron Corporation	4,914,654	0.6%
22,136	Concho Resources, Inc.[a]	2,571,539	0.3%
48,127	EOG Resources, Inc.	3,976,253	0.5%
50,793	EQT Corporation	3,560,589	0.4%
26,780	Exxon Mobil Corporation	2,367,352	0.3%
91,138	Marathon Petroleum Corporation	3,561,673	0.4%
42,736	Royal Dutch Shell plc ADR	2,260,307	0.3%
57,005	Schlumberger, Ltd.	4,579,782	0.6%
127,009	Suncor Energy, Inc. ADR	3,730,254	0.5%
334,580	WPX Energy, Inc.[a]	3,232,043	0.4%
	Other Securities^	19,097,040	2.1%

	Total	59,009,872

Financials (6.9%)
36,471	J.P. Morgan Chase & Company	2,304,967	0.3%
	Other Securities^	55,920,834	6.6%

	Total	58,225,801

Health Care (6.4%)
11,829	Allergan plc[a]	2,561,688	0.3%
40,191	Gilead Sciences, Inc.	3,545,248	0.4%
18,949	Teleflex, Inc.	2,951,875	0.4%
	Other Securities^	45,458,507	5.3%

	Total	54,517,318

Industrials (5.4%)
54,410	Delta Air Lines, Inc.	2,267,265	0.3%
50,610	Southwest Airlines Company	2,257,712	0.3%
	Other Securities^	41,546,111	4.8%

	Total	46,071,088

Information Technology (10.1%)
5,740	Alphabet, Inc., Class Aa	4,063,231	0.5%
3,531	Alphabet, Inc., Class Ca	2,447,018	0.3%
46,209	Apple, Inc.	4,331,632	0.5%
44,080	Facebook, Inc.[a]	5,182,926	0.6%
71,340	Microsoft Corporation	3,557,726	0.4%
67,954	PayPal Holdings, Inc.[a]	2,662,438	0.3%
53,260	Salesforce.com, Inc.[a]	4,037,108	0.5%
44,780	Visa, Inc.	3,458,807	0.4%
	Other Securities^	55,978,395	6.6%

	Total	85,719,281

Materials (2.1%)
	Other Securities^	18,118,524	2.1%

	Total	18,118,524

Telecommunications Services (0.3%)
	Other Securities^	2,804,505	0.3%

	Total	2,804,505

Utilities (0.8%)
	Other Securities^	6,411,698	0.8%

	Total	6,411,698

	Total Common Stock (cost $381,862,752)	411,738,027

Shares	Registered Investment Companies (40.8%)	Value	% of Net Assets
Affiliated Equity Holdings (37.2%)
6,928,175	Thrivent Large Cap Growth Fund	59,720,864	7.0%
1,137,651	Thrivent Large Cap Stock Fund	27,690,421	3.3%
2,650,742	Thrivent Large Cap Value Fund	49,754,434	5.9%
2,312,069	Thrivent Mid Cap Stock Fund	50,125,647	5.9%
11,061,524	Thrivent Partner Worldwide Allocation Fund	104,310,172	12.3%
1,211,561	Thrivent Small Cap Stock Fund	23,286,202	2.8%

	Total	314,887,740

Affiliated Fixed Income Holdings (1.9%)
1,161,789	Thrivent High Yield Fund	5,402,318	0.6%
420,015	Thrivent Income Fund	3,822,141	0.5%
531,064	Thrivent Limited Maturity Bond Fund	6,585,188	0.8%

	Total	15,809,647

Equity Funds/ETFs (1.7%)
24,791	iShares Russell 2000 Growth Index Fund	3,323,729	0.4%
33,924	SPDR S&P 500 ETF Trust	6,998,521	0.8%
	Other Securities^	4,399,356	0.5%

	Total	14,721,606

	Total Registered Investment Companies (cost $294,940,936)	345,418,993

Principal Amount	Long-Term Fixed Income (3.2%)	Value	% of Net Assets
Asset-Backed Securities (0.1%)
	Other Securities^	435,332	0.1%

	Total	435,332

Collateralized Mortgage Obligations (<0.1%)
	Other Securities^	259,162	<0.1%

	Total	259,162

Mortgage-Backed Securities (1.3%)
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
$950,000	2.500%, 5/1/2031[b]	976,292	0.1%
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
5,100,000	3.500%, 5/1/2046[b]	5,344,641	0.6%

The accompanying Notes to Financial Statements are an integral part of this schedule.

AGGRESSIVE ALLOCATION FUND

Summary Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (3.2%)	Value	% of Net Assets
Mortgage-Backed Securities (1.3%) - continued
$2,850,000	4.000% - 4.500%, 5/1/2046[b]	$3,069,692	0.4%
	Other Securities^	1,585,195	0.2%

	Total	10,975,820

U.S. Government and Agencies (1.8%)
	U.S. Treasury Bonds
2,550,000	3.625%, 2/15/2044	3,067,273	0.4%
	U.S. Treasury Bonds, TIPS
1,995,680	0.625%, 1/15/2026	2,095,801	0.2%
	U.S. Treasury Notes
2,800,000	0.750%, 2/15/2019	2,788,954	0.3%
2,700,000	1.875%, 6/30/2020	2,776,675	0.3%
3,000,000	2.250%, 11/15/2024	3,119,649	0.4%
1,500,000	0.875% - 2.125%, 11/15/2017 - 9/30/2021	1,520,265	0.2%

	Total	15,368,617

	Total Long-Term Fixed Income (cost $26,472,565)	27,038,931

Shares or Principal Amount	Short-Term Investments (8.7%)[c]	Value	% of Net Assets
	Federal Home Loan Bank Discount Notes
10,000,000	0.282%, 5/2/2016	10,000,000	1.2%
6,600,000	0.258%, 5/11/2016	6,599,584	0.8%
6,000,000	0.300%, 6/13/2016[d]	5,998,002	0.7%
3,000,000	0.280%, 6/20/2016	2,998,836	0.4%
6,000,000	0.280%, 6/21/2016	5,997,624	0.7%
9,000,000	0.285%, 6/22/2016	8,996,364	1.1%
2,800,000	0.280%, 6/24/2016	2,798,824	0.3%
6,800,000	0.337%, 7/20/2016[d]	6,795,226	0.8%
2,600,000	0.335%, 7/29/2016	2,597,967	0.3%
9,300,000	0.250% - 0.340%, 5/3/2016 - 7/22/2016	9,297,664	1.0%
	Federal Home Loan Mortgage Corporation Discount Notes
3,300,000	0.400%, 7/25/2016[d]	3,297,535	0.4%
	Federal National Mortgage Association Discount Notes
5,000,000	0.334%, 6/8/2016[d]	4,998,535	0.6%
3,000,000	0.240% - 0.400%, 5/6/2016 - 7/25/2016[d]	2,999,197	0.4%

	Total Short-Term Investments (cost $73,372,613)	73,375,358

	Total Investments (cost $776,648,866) 101.3%	$857,571,309

	Other Assets and Liabilities, Net (1.3%)	(11,231,848)

	Total Net Assets 100.0%	$846,339,461

^

The Summary Schedule of Investments shows the 50 largest holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of the report date. The remaining securities held are grouped by category as “Other securities”.

a	Non-income producing security.
b	Denotes investments purchased on a when-issued or delayed delivery basis.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$103,589,852
Gross unrealized depreciation	(28,643,900)

Net unrealized appreciation (depreciation)	$74,945,952

Cost for federal income tax purposes	$782,625,357

The accompanying Notes to Financial Statements are an integral part of this schedule.

AGGRESSIVE ALLOCATION FUND

Summary Schedule of Investments as of April 29, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 29, 2016, in valuing Aggressive Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Common Stock
Consumer Discretionary	61,340,056	59,911,628	1,428,428	–
Consumer Staples	19,519,884	18,738,846	781,038	–
Energy	59,009,872	58,544,711	465,161	–
Financials	58,225,801	55,888,016	2,337,785	–
Health Care	54,517,318	53,691,206	826,112	–
Industrials	46,071,088	45,154,989	916,099	–
Information Technology	85,719,281	85,427,249	292,032	–
Materials	18,118,524	17,558,157	560,367	–
Telecommunications Services	2,804,505	2,508,048	296,457	–
Utilities	6,411,698	6,231,775	179,923	–

Registered Investment Companies
Affiliated Equity Holdings	314,887,740	314,887,740	–	–
Equity Funds/ETFs	14,721,606	14,721,606	–	–
Affiliated Fixed Income Holdings	15,809,647	15,809,647	–	–

Long-Term Fixed Income
Asset-Backed Securities	435,332	–	435,332	–
Collateralized Mortgage Obligations	259,162	–	259,162	–
Mortgage-Backed Securities	10,975,820	–	10,975,820	–
U.S. Government and Agencies	15,368,617	–	15,368,617	–
Short-Term Investments	73,375,358	–	73,375,358	–

Subtotal Investments in Securities	$857,571,309	$749,073,618	$108,497,691	$–

Total Investments at Value	$857,571,309

Other Financial Instruments	Total	Level 1	Level 2	Level 3

Asset Derivatives
Futures Contracts	3,105,957	3,105,957	–	–

Total Asset Derivatives	$3,105,957	$3,105,957	$–	$–

Liability Derivatives
Futures Contracts	6,111,566	6,111,566	–	–

Total Liability Derivatives	$6,111,566	$6,111,566	$–	$–

There were no significant transfers between Levels during the period ended April 29, 2016. Transfers between Levels are identified as of the end of the period.

The following table presents Aggressive Allocation Fund’s futures contracts held as of April 29, 2016. Investments and/or cash totaling $13,993,586 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/ (Loss)
CBOT 10-Yr. U.S. Treasury Note	(1)	June 2016	($130,637)	($130,062)	$575
CBOT 2-Yr. U.S. Treasury Note	(4)	June 2016	(874,738)	(874,500)	238
CBOT 5-Yr. U.S. Treasury Note	25	June 2016	3,028,460	3,022,851	(5,609)
CBOT U.S. Long Bond	(17)	June 2016	(2,811,718)	(2,776,312)	35,406
CME E-mini S&P Mid-Cap 400 Index	(603)	June 2016	(83,252,222)	(87,935,490)	(4,683,268)
CME S&P 500 Index	123	June 2016	60,632,478	63,317,325	2,684,847
CME Ultra Long Term U.S. Treasury Bond	13	June 2016	2,250,465	2,227,469	(22,996)
Eurex Euro STOXX 50 Index	1,527	June 2016	52,409,263	52,192,724	(216,539)
ICE mini MSCI EAFE Index	211	June 2016	17,148,154	17,533,045	384,891
NYBOT NYF mini Russell 2000 Index	(169)	June 2016	(17,873,286)	(19,056,440)	(1,183,154)
Total Futures Contracts					($3,005,609)

The accompanying Notes to Financial Statements are an integral part of this schedule.

AGGRESSIVE ALLOCATION FUND

Summary Schedule of Investments as of April 29, 2016

(unaudited)

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 29, 2016, for Aggressive Allocation Fund’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value

Asset Derivatives

Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$3,069,738
Total Equity Contracts		3,069,738

Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	36,219
Total Interest Rate Contracts		36,219

Total Asset Derivatives		$3,105,957

Liability Derivatives

Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	6,082,961
Total Equity Contracts		6,082,961

Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	28,605
Total Interest Rate Contracts		28,605

Total Liability Derivatives		$6,111,566

*

Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 29, 2016, for Aggressive Allocation Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income

Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	37,910

Total Interest Rate Contracts		37,910

Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	6,628,726

Total Equity Contracts		6,628,726

Total		$6,666,636

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 29, 2016, for Aggressive Allocation Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/ (depreciation) recognized in Income

Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(13,877,267)

Total Equity Contracts		(13,877,267)

Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	32,356

Total Interest Rate Contracts		32,356

Total		($13,844,911)

The accompanying Notes to Financial Statements are an integral part of this schedule.

AGGRESSIVE ALLOCATION FUND

Summary Schedule of Investments as of April 29, 2016

(unaudited)

The following table presents Aggressive Allocation Fund’s average volume of derivative activity during the period ended April 29, 2016.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)
Equity Contracts	$295,895,833	36.3%
Interest Rate Contracts	12,511,235	1.5

*	Notional amount represents long or short, or both, derivative positions held by the Fund.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.

A summary of transactions for the fiscal year to date, in Aggressive Allocation Fund, is as follows:

Fund	Value October 31, 2015	Gross Purchases	Gross Sales	Shares Held at April 29, 2016	Value April 29, 2016	Income Earned November 1, 2015 - April 29, 2016
Opportunity Income Plus	$4,517,490	$75,736	$4,549,147	–	$–	$80,864
Small Cap Stock	23,609,385	1,775,799	–	1,211,561	23,286,202	54,429
Mid Cap Stock	48,948,999	5,194,356	–	2,312,069	50,125,647	215,340
Partner Worldwide Allocation	104,686,309	2,419,885	–	11,061,524	104,310,172	2,419,885
Large Cap Growth	65,053,956	3,272,957	–	6,928,175	59,720,864	–
Large Cap Value	49,713,905	3,386,663	–	2,650,742	49,754,434	752,542
Large Cap Stock	28,762,834	1,380,275	–	1,137,651	27,690,421	393,559
High Yield	5,381,033	152,410	33,830	1,161,789	5,402,318	148,334
Income	3,693,281	85,742	–	420,015	3,822,141	68,146
Limited Maturity Bond	6,534,478	59,995	25,372	531,064	6,585,188	56,928
Cash Management Trust-Collateral Investment	–	2,852,500	2,852,500	–	–	18
Cash Management Trust-Short Term Investment	–	96,577,834	96,577,834	–	–	40,641
Total Value and Income Earned	$340,901,670				$330,697,387	$4,230,686

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATELY AGGRESSIVE ALLOCATION FUND

Summary Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Bank Loans (1.0%)	Value	% of Net Assets
Basic Materials (0.1%)
	Other Securities^	$1,553,447	0.1%

	Total	1,553,447

Capital Goods (<0.1%)
	Other Securities^	163,267	<0.1%

	Total	163,267

Communications Services (0.3%)
	Other Securities^	5,836,724	0.3%

	Total	5,836,724

Consumer Cyclical (0.2%)
	Other Securities^	3,084,927	0.2%

	Total	3,084,927

Consumer Non-Cyclical (0.1%)
	Other Securities^	2,750,906	0.1%

	Total	2,750,906

Energy (0.1%)
	Other Securities^	1,521,805	0.1%

	Total	1,521,805

Financials (0.1%)
	Other Securities^	876,766	0.1%

	Total	876,766

Technology (0.1%)
	Other Securities^	2,689,097	0.1%

	Total	2,689,097

Transportation (<0.1%)
	Other Securities^	534,326	<0.1%

	Total	534,326

Utilities (<0.1%)
	Other Securities^	544,855	<0.1%

	Total	544,855

	Total Bank Loans (cost $21,014,546)	19,556,120

Shares	Registered Investment Companies (45.8%)	Value	% of Net Assets
Affiliated Equity Holdings (38.2%)
15,413,729	Thrivent Large Cap Growth Fund	132,866,347	6.9%
4,059,972	Thrivent Large Cap Stock Fund	98,819,711	5.1%
8,662,899	Thrivent Large Cap Value Fund	162,602,609	8.5%
5,080,309	Thrivent Mid Cap Stock Fund	110,141,106	5.7%
21,293,565	Thrivent Partner Worldwide Allocation Fund	200,798,317	10.4%
1,622,012	Thrivent Small Cap Stock Fund	31,175,071	1.6%

	Total	736,403,161

Affiliated Fixed Income Holdings (5.7%)
3,923,320	Thrivent High Yield Fund	18,243,437	0.9%
6,310,559	Thrivent Income Fund	57,426,084	3.0%
2,741,531	Thrivent Limited Maturity Bond Fund	33,994,985	1.8%

	Total	109,664,506

Equity Funds/ETFs (1.2%)
4,600	iShares MSCI EAFE Index Fund	268,778	<0.1%
25,649	iShares Russell 2000 Growth Index Fund	3,438,761	0.2%
22,861	iShares Russell 2000 Index Fund	2,568,662	0.1%
8,740	iShares Russell 2000 Value Index Fund	831,873	0.1%
57,336	SPDR S&P 500 ETF Trust	11,828,417	0.6%
	Other Securities^	2,842,631	0.2%

	Total	21,779,122

Fixed Income Funds/ETFs (0.7%)
13,000	iShares Barclays 1-3 Year Credit Bond Fund	1,373,060	0.1%
99,945	iShares iBoxx $ Investment Grade Corporate Bond ETF	12,026,382	0.6%

	Total	13,399,442

	Total Registered Investment Companies (cost $761,023,124)	881,246,231

Shares	Common Stock (33.5%)	Value	% of Net Assets
Consumer Discretionary (4.3%)
7,520	Amazon.com, Inc.[a]	4,960,117	0.3%
68,230	Comcast Corporation	4,145,655	0.2%
	Other Securities^	73,495,073	3.8%

	Total	82,600,845

Consumer Staples (1.6%)
	Other Securities^	31,153,399	1.6%

	Total	31,153,399

Energy (5.4%)
110,513	Baker Hughes, Inc.	5,344,409	0.3%
135,886	Canadian Natural Resources, Ltd.	4,079,298	0.2%
97,282	Chevron Corporation	9,940,275	0.5%
36,012	Concho Resources, Inc.[a]	4,183,514	0.2%
81,524	EOG Resources, Inc.	6,735,513	0.4%
87,702	EQT Corporation	6,147,910	0.3%
333,777	Marathon Oil Corporation	4,702,918	0.3%
157,461	Marathon Petroleum Corporation	6,153,576	0.3%
98,492	Schlumberger, Ltd.	7,912,847	0.4%
219,432	Suncor Energy, Inc. ADR	6,444,718	0.4%
522,766	Weatherford International plc[a]	4,250,088	0.2%
532,830	WPX Energy, Inc.[a]	5,147,138	0.3%
	Other Securities^	32,563,624	1.6%

	Total	103,605,828

Financials (5.9%)
	Other Securities^	113,499,162	5.9%

	Total	113,499,162

Health Care (3.9%)
	Other Securities^	74,370,058	3.9%

	Total	74,370,058

Industrials (3.8%)
	Other Securities^	72,448,897	3.8%

	Total	72,448,897

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATELY AGGRESSIVE ALLOCATION FUND

Summary Schedule of Investments as of April 29, 2016

(unaudited)

Shares	Common Stock (33.5%)	Value	% of Net Assets
Information Technology (5.8%)
45,484	Apple, Inc.	$4,263,670	0.2%
146,100	Cisco Systems, Inc.	4,016,289	0.2%
37,930	Facebook, Inc.[a]	4,459,809	0.2%
108,630	Microsoft Corporation	5,417,378	0.3%
53,470	Salesforce.com, Inc.[a]	4,053,026	0.2%
	Other Securities^	90,444,704	4.7%

	Total	112,654,876

Materials (1.8%)
	Other Securities^	34,024,002	1.8%

	Total	34,024,002

Telecommunications Services (0.2%)
	Other Securities^	5,018,607	0.2%

	Total	5,018,607

Utilities (0.8%)
	Other Securities^	15,711,384	0.8%

	Total	15,711,384

	Total Common Stock (cost $601,090,449)	645,087,058

Principal Amount	Long-Term Fixed Income (14.8%)	Value	% of Net Assets
Asset-Backed Securities (0.7%)
	Other Securities^	11,880,837	0.7%

	Total	11,880,837

Basic Materials (0.1%)
	Other Securities^	1,640,526	0.1%

	Total	1,640,526

Capital Goods (0.3%)
	Other Securities^	6,053,588	0.3%

	Total	6,053,588

Collateralized Mortgage Obligations (0.7%)
	Federal Home Loan Mortgage Corporation
$1,528,667	3.000% - 4.000%, 7/15/2031 - 2/15/2033[b]	165,733	<0.1%
	Federal National Mortgage Association
918,102	3.500%, 1/25/2033[b]	119,834	<0.1%
	Other Securities^	12,765,786	0.7%

	Total	13,051,353

Commercial Mortgage-Backed Securities (0.5%)
	Federal National Mortgage Association
154,732	1.272%, 1/25/2017	154,695	<0.1%
	Other Securities^	9,941,804	0.5%

	Total	10,096,499

Communications Services (0.7%)
	Other Securities^	14,300,089	0.7%

	Total	14,300,089

Consumer Cyclical (0.4%)
	Other Securities^	7,733,527	0.4%

	Total	7,733,527

Consumer Non-Cyclical (0.7%)
	Other Securities^	13,128,895	0.7%

	Total	13,128,895

Energy (0.4%)
	Other Securities^	7,088,002	0.4%

	Total	7,088,002

Financials (1.1%)
	Other Securities^	22,248,361	1.1%

	Total	22,248,361

Foreign Government (<0.1%)
	Other Securities^	253,294	<0.1%

	Total	253,294

Mortgage-Backed Securities (4.5%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
9,050,000	3.000%, 5/1/2031[c]	9,464,319	0.5%
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
3,675,000	4.000%, 5/1/2046[c]	3,924,211	0.2%
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
2,950,000	2.500%, 5/1/2031[c]	3,031,643	0.2%
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
36,400,000	3.500%, 5/1/2046[c]	38,146,068	2.0%
19,950,000	4.000%, 5/1/2046[c]	21,311,819	1.1%
9,465,000	4.500%, 5/1/2046[c]	10,305,388	0.5%
993,824	1.734% - 2.070%, 7/1/2043 - 8/1/2043[d]	1,016,908	<0.1%

	Total	87,200,356

Technology (0.3%)
	Other Securities^	5,211,042	0.3%

	Total	5,211,042

Transportation (0.1%)
	Other Securities^	1,548,368	0.1%

	Total	1,548,368

U.S. Government and Agencies (4.0%)
	U.S. Treasury Bonds
16,030,000	3.000%, 5/15/2042	17,254,788	0.9%
6,700,000	3.625%, 2/15/2044	8,059,109	0.4%
	2.500% - 5.250%,
2,975,000	11/15/2028 - 2/15/2046	3,526,949	0.2%
	U.S. Treasury Bonds, TIPS
11,874,296	0.625%, 1/15/2026	12,470,386	0.6%
	U.S. Treasury Notes
8,634,000	1.875%, 6/30/2020	8,879,188	0.5%
5,000,000	1.375%, 9/30/2020	5,031,055	0.3%
	0.750% - 1.625%,
6,660,000	2/15/2019 - 8/15/2022	6,701,978	0.3%
	U.S. Treasury Notes, TIPS
14,483,379	0.125%, 1/15/2023	14,637,265	0.8%

	Total	76,560,718

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATELY AGGRESSIVE ALLOCATION FUND

Summary Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (14.8%)	Value	% of Net Assets
Utilities (0.3%)
	Other Securities^	$6,661,133	0.3%

	Total	6,661,133

	Total Long-Term Fixed Income (cost $278,868,183)	284,656,588

Shares	Collateral Held for Securities Loaned (0.1%)	Value	% of Net Assets
1,979,450	Thrivent Cash Management Trust	1,979,450	0.1%

	Total Collateral Held for Securities Loaned (cost $1,979,450)	1,979,450

Shares or Principal Amount	Short-Term Investments (9.5%)[e]	Value	% of Net Assets
	Federal Agricultural Mortgage Corporation Discount Notes
5,000,000	0.240%, 5/12/2016	4,999,655	0.3%
	Federal Home Loan Bank
4,000,000	0.503%, 5/12/2016[d]	4,000,224	0.2%
	Federal Home Loan Bank Discount Notes
16,000,000	0.278%, 5/2/2016	16,000,000	0.8%
5,700,000	0.250%, 5/3/2016[f]	5,699,960	0.3%
6,150,000	0.327%, 5/4/2016[f]	6,149,914	0.3%
5,000,000	0.250%, 5/5/2016	4,999,895	0.3%
8,000,000	0.257%, 5/11/2016	7,999,496	0.4%
6,000,000	0.265%, 5/23/2016	5,999,124	0.3%
5,000,000	0.275%, 5/24/2016	4,999,235	0.3%
5,000,000	0.280%, 5/26/2016	4,999,165	0.3%
5,000,000	0.285%, 5/31/2016	4,998,995	0.3%
5,000,000	0.295%, 6/8/2016	4,998,535	0.3%
4,700,000	0.290%, 6/10/2016	4,698,548	0.2%
15,000,000	0.300%, 6/13/2016	14,995,005	0.8%
10,000,000	0.340%, 7/20/2016	9,992,980	0.5%
6,500,000	0.337%, 7/27/2016	6,495,034	0.3%
49,400,000	0.250% - 0.340%, 5/6/2016 - 7/29/2016	49,382,251	2.5%
	Federal Home Loan Mortgage Corporation Discount Notes
5,630,000	0.400%, 7/25/2016[f]	5,625,794	0.3%
	Federal National Mortgage Association Discount Notes
8,000,000	0.240%, 5/6/2016[f]	7,999,776	0.4%
7,600,000	0.400%, 7/25/2016[f]	7,594,323	0.4%

	Total Short-Term Investments (cost $182,620,562)	182,627,909

	Total Investments (cost $1,846,596,314) 104.7%	$2,015,153,356

	Other Assets and Liabilities, Net (4.7%)	(89,574,695)

	Total Net Assets 100.0%	$1,925,578,661

^

The Summary Schedule of Investments shows the 50 largest holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of the report date. The remaining securities held are grouped by category as “Other securities”.

a	Non-income producing security.
b

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of April 29, 2016.
e	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
f	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Moderately Aggressive Allocation Fund held restricted securities as of April 29, 2016. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. As of April 29, 2016, the value of these investments was $10,994,063 or 0.6% of total net assets.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Aggressive Allocation Fund as of April 29, 2016:

Securities Lending Transactions

Taxable Debt Security	$1,913,072

Total lending	$1,913,072
Gross amount payable upon return of collateral for securities loaned	$1,979,450

Net amounts due to counterparty	$66,378

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$206,000,787
Gross unrealized depreciation	(52,867,124)

Net unrealized appreciation (depreciation)	$153,133,663

Cost for federal income tax purposes	$1,862,019,693

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATELY AGGRESSIVE ALLOCATION FUND

Summary Schedule of Investments as of April 29, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 29, 2016, in valuing Moderately Aggressive Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Bank Loans
Basic Materials	1,553,447	–	1,468,677	84,770
Capital Goods	163,267	–	163,267	–
Communications Services	5,836,724	–	5,188,445	648,279
Consumer Cyclical	3,084,927	–	3,084,927	–
Consumer Non-Cyclical	2,750,906	–	2,750,906	–
Energy	1,521,805	–	1,042,776	479,029
Financials	876,766	–	876,766	–
Technology	2,689,097	–	2,689,097	–
Transportation	534,326	–	250,310	284,016
Utilities	544,855	–	544,855	–

Registered Investment Companies
Affiliated Equity Holdings	736,403,161	736,403,161	–	–
Affiliated Fixed Income Holdings	109,664,506	109,664,506	–	–
Fixed Income Funds/ETFs	13,399,442	13,399,442	–	–
Equity Funds/ETFs	21,779,122	21,779,122	–	–

Common Stock
Consumer Discretionary	82,600,845	80,284,478	2,316,367	–
Consumer Staples	31,153,399	29,898,890	1,254,509	–
Energy	103,605,828	102,840,892	764,936	–
Financials	113,499,162	109,669,022	3,830,140	–
Health Care	74,370,058	72,985,729	1,384,329	–
Industrials	72,448,897	70,938,194	1,510,703	–
Information Technology	112,654,876	112,155,405	499,471	–
Materials	34,024,002	33,103,261	920,741	–
Telecommunications Services	5,018,607	4,537,220	481,387	–
Utilities	15,711,384	15,412,551	298,833	–

Long-Term Fixed Income
Asset-Backed Securities	11,880,837	–	11,880,837	–
Basic Materials	1,640,526	–	1,640,526	–
Capital Goods	6,053,588	–	6,053,588	–
Collateralized Mortgage Obligations	13,051,353	–	13,051,353	–
Commercial Mortgage-Backed Securities	10,096,499	–	10,096,499	–
Communications Services	14,300,089	–	14,300,089	–
Consumer Cyclical	7,733,527	–	7,733,527	–
Consumer Non-Cyclical	13,128,895	–	13,128,895	–
Energy	7,088,002	–	7,088,002	–
Financials	22,248,361	–	22,248,361	–
Foreign Government	253,294	–	253,294	–
Mortgage-Backed Securities	87,200,356	–	87,200,356	–
Technology	5,211,042	–	5,211,042	–
Transportation	1,548,368	–	1,548,368	–
U.S. Government and Agencies	76,560,718	–	76,560,718	–
Utilities	6,661,133	–	6,661,133	–
Short-Term Investments	182,627,909	–	182,627,909	–

Subtotal Investments in Securities	$2,013,173,906	$1,513,071,873	$498,605,939	$1,496,094

Other Investments*	Total
Collateral Held for Securities Loaned	1,979,450

Subtotal Other Investments	$1,979,450

Total Investments at Value	$2,015,153,356

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATELY AGGRESSIVE ALLOCATION FUND

Summary Schedule of Investments as of April 29, 2016

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3

Asset Derivatives
Futures Contracts	3,325,318	3,325,318	–	–

Total Asset Derivatives	$3,325,318	$3,325,318	$–	$–

Liability Derivatives
Futures Contracts	8,230,660	8,230,660	–	–

Total Liability Derivatives	$8,230,660	$8,230,660	$–	$–

There were no significant transfers between Levels during the period ended April 29, 2016. Transfers between Levels are identified as of the end of the period.

The following table presents Moderately Aggressive Allocation Fund’s futures contracts held as of April 29, 2016. Investments and/or cash totaling $15,922,799 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CBOT 10-Yr. U.S. Treasury Note	(8)	June 2016	($1,043,849)	($1,040,499)	$3,350
CBOT 5-Yr. U.S. Treasury Note	297	June 2016	35,921,678	35,911,476	(10,202)
CBOT U.S. Long Bond	(9)	June 2016	(1,488,557)	(1,469,813)	18,744
CME E-mini S&P Mid-Cap 400 Index	(898)	June 2016	(123,980,133)	(130,955,340)	(6,975,207)
CME S&P 500 Index	137	June 2016	67,533,736	70,524,176	2,990,440
CME Ultra Long Term U.S. Treasury Bond	(17)	June 2016	(2,956,616)	(2,912,844)	43,772
Eurex Euro STOXX 50 Index	2,793	June 2016	95,861,028	95,464,491	(396,537)
ICE mini MSCI EAFE Index	143	June 2016	11,613,573	11,882,585	269,012
NYBOT NYF mini Russell 2000 Index	(148)	June 2016	(15,839,766)	(16,688,480)	(848,714)
Total Futures Contracts					($4,905,342)

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 29, 2016, for Moderately Aggressive Allocation Fund’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value

Asset Derivatives

Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$3,259,452
Total Equity Contracts		3,259,452

Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	65,866
Total Interest Rate Contracts		65,866
Total Asset Derivatives		$3,325,318

Liability Derivatives

Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	8,220,458
Total Equity Contracts		8,220,458

Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	10,202
Total Interest Rate Contracts		10,202
Total Liability Derivatives		$8,230,660

*

Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATELY AGGRESSIVE ALLOCATION FUND

Summary Schedule of Investments as of April 29, 2016

(unaudited)

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 29, 2016, for Moderately Aggressive Allocation Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income

Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	938,210
Total Interest Rate Contracts		938,210

Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	11,197,401
Total Equity Contracts		11,197,401

Credit Contracts
Credit Default Swaps	Net realized gains/(losses) on Swap agreements	177,346
Total Credit Contracts		177,346
Total		$12,312,957

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 29, 2016, for Moderately Aggressive Allocation Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income

Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(22,745,922)
Total Equity Contracts		(22,745,922)

Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(54,900)
Total Interest Rate Contracts		(54,900)

Credit Contracts
Credit Default Swaps	Change in net unrealized appreciation/(depreciation) on Swap agreements	56,131
Total Credit Contracts		56,131
Total		($22,744,691)

The following table presents Moderately Aggressive Allocation Fund’s average volume of derivative activity during the period ended April 29, 2016.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)	Swaps (Notional)*	Swaps (Percentage of Average Net Assets)
Equity Contracts	$427,394,729	23.0%	N/A	N/A
Interest Rate Contracts	72,481,610	3.9	N/A	N/A
Credit Contracts	N/A	N/A	$176,126	<0.1%

*	Notional amount represents long or short, or both, derivative positions held by the Fund.

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATELY AGGRESSIVE ALLOCATION FUND

Summary Schedule of Investments as of April 29, 2016

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.

A summary of transactions for the fiscal year to date, in Moderately Aggressive Allocation Fund, is as follows:

Fund	Value October 31, 2015	Gross Purchases	Gross Sales	Shares Held at April 29, 2016	Value April 29, 2016	Income Earned November 1, 2015 - April 29, 2016
Small Cap Stock	$31,607,741	$2,377,402	$–	1,622,012	$31,175,071	$72,868
Mid Cap Stock	107,555,658	11,413,561	–	5,080,309	110,141,106	473,166
Partner Worldwide Allocation	201,522,383	4,658,307	–	21,293,565	200,798,317	4,658,307
Large Cap Growth	144,731,352	7,281,641	–	15,413,729	132,866,347	–
Large Cap Value	162,470,158	11,067,965	–	8,662,899	162,602,609	2,459,386
Large Cap Stock	102,646,866	4,925,832	–	4,059,972	98,819,711	1,404,507
High Yield	26,732,544	509,133	8,670,020	3,923,320	18,243,437	509,170
Income	64,198,400	1,293,363	8,694,309	6,310,559	57,426,084	1,029,016
Government Bond	3,571,067	–	3,553,570	–	–	544
Limited Maturity Bond	33,715,188	293,891	97,154	2,741,531	33,994,985	293,879
Cash Management Trust-Collateral Investment	738,414	25,343,593	24,102,557	1,979,450	1,979,450	4,968
Cash Management Trust-Short Term Investment	7,000,000	238,255,118	245,255,118	–	–	118,754
Total Value and Income Earned	$886,489,771				$848,047,117	$11,024,565

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATE ALLOCATION FUND

Summary Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Bank Loans (1.9%)	Value	% of Net Assets
Basic Materials (0.1%)
	Other Securities^	$2,630,630	0.1%

	Total	2,630,630

Capital Goods (<0.1%)
	Other Securities^	303,606	<0.1%

	Total	303,606

Communications Services (0.6%)
	Other Securities^	10,940,224	0.6%

	Total	10,940,224

Consumer Cyclical (0.3%)
	Other Securities^	5,773,077	0.3%

	Total	5,773,077

Consumer Non-Cyclical (0.2%)
	Other Securities^	4,192,928	0.2%

	Total	4,192,928

Energy (0.2%)
	Other Securities^	2,704,434	0.2%

	Total	2,704,434

Financials (0.1%)
	Other Securities^	1,681,346	0.1%

	Total	1,681,346

Technology (0.2%)
	Other Securities^	4,331,529	0.2%

	Total	4,331,529

Transportation (0.1%)
	Other Securities^	1,339,825	0.1%

	Total	1,339,825

Utilities (0.1%)
	Other Securities^	1,070,641	0.1%

	Total	1,070,641

	Total Bank Loans (cost $37,427,110)	34,968,240

Shares	Registered Investment Companies (39.3%)	Value	% of Net Assets
Affiliated Equity Holdings (26.8%)
12,133,177	Thrivent Large Cap Growth Fund	104,587,984	5.8%
1,587,961	Thrivent Large Cap Stock Fund	38,650,968	2.2%
7,375,203	Thrivent Large Cap Value Fund	138,432,554	7.7%
3,310,082	Thrivent Mid Cap Stock Fund	71,762,568	4.0%
11,415,969	Thrivent Partner Worldwide Allocation Fund	107,652,587	6.0%
1,064,587	Thrivent Small Cap Stock Fund	20,461,359	1.1%

	Total	481,548,020

Affiliated Fixed Income Holdings (11.0%)
6,863,809	Thrivent High Yield Fund	31,916,712	1.8%
11,406,346	Thrivent Income Fund	103,797,746	5.8%
4,920,804	Thrivent Limited Maturity Bond Fund	61,017,966	3.4%

	Total	196,732,424

Equity Funds/ETFs (0.7%)
3,620	iShares MSCI EAFE Index Fund	211,517	<0.1%
11,949	iShares Russell 2000 Growth Index Fund	1,602,002	0.1%
11,006	iShares Russell 2000 Index Fund	1,236,634	0.1%
2,250	iShares Russell 2000 Value Index Fund	214,155	<0.1%
42,018	SPDR S&P 500 ETF Trust	8,668,313	0.5%
	Other Securities^	1,219,519	<0.1%

	Total	13,152,140

Fixed Income Funds/ETFs (0.8%)
20,000	iShares Barclays 1-3 Year Credit Bond Fund	2,112,400	0.1%
110,900	iShares iBoxx $ Investment Grade Corporate Bond ETF	13,344,597	0.7%

	Total	15,456,997

	Total Registered Investment Companies (cost $585,319,059)	706,889,581

Principal Amount	Long-Term Fixed Income (28.9%)	Value	% of Net Assets
Asset-Backed Securities (1.0%)
	Other Securities^	17,742,779	1.0%

	Total	17,742,779

Basic Materials (0.2%)
	Other Securities^	3,005,618	0.2%

	Total	3,005,618

Capital Goods (0.6%)
	Other Securities^	10,609,768	0.6%

	Total	10,609,768

Collateralized Mortgage Obligations (1.3%)
	Federal Home Loan Mortgage Corporation
$2,902,119	3.000% - 4.000%, 7/15/2031 - 2/15/2033[a]	317,382	<0.1%
	Federal National Mortgage Association
2,040,228	3.500%, 1/25/2033[a]	266,297	<0.1%
	Other Securities^	20,999,221	1.3%

	Total	21,582,900

Commercial Mortgage-Backed Securities (1.0%)
	Federal National Mortgage Association
128,943	1.272%, 1/25/2017	128,913	<0.1%
	Other Securities^	18,423,434	1.0%

	Total	18,552,347

Communications Services (1.4%)
	Other Securities^	25,435,952	1.4%

	Total	25,435,952

Consumer Cyclical (0.8%)
	Other Securities^	14,122,008	0.8%

	Total	14,122,008

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATE ALLOCATION FUND

Summary Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (28.9%)	Value	% of Net Assets
Consumer Non-Cyclical (1.3%)
	Other Securities^	$24,000,958	1.3%

	Total	24,000,958

Energy (0.7%)
	Other Securities^	12,159,597	0.7%

	Total	12,159,597

Financials (2.3%)
	Other Securities^	42,150,503	2.3%

	Total	42,150,503

Foreign Government (<0.1%)
	Other Securities^	461,137	<0.1%

	Total	461,137

Mortgage-Backed Securities (8.5%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
15,037,500	3.000%, 5/1/2031[b]	15,725,933	0.9%
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
8,787,500	4.000%, 5/1/2046[b]	9,383,403	0.5%
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
3,125,000	2.500%, 5/1/2031[b]	3,211,486	0.2%
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
64,950,000	3.500%, 5/1/2046[b]	68,065,580	3.8%
37,550,000	4.000%, 5/1/2046[b]	40,113,223	2.2%
12,884,000	4.500%, 5/1/2046[b]	14,027,958	0.8%
3,169,850	1.734% - 2.070%, 7/1/2043 - 8/1/2043[c]	3,251,854	0.1%

	Total	153,779,437

Technology (0.5%)
	Other Securities^	9,026,800	0.5%

	Total	9,026,800

Transportation (0.2%)
	Other Securities^	3,978,742	0.2%

	Total	3,978,742

U.S. Government and Agencies (8.4%)
	Federal Home Loan Bank
8,000,000	0.220%, 5/2/2016	8,000,000	0.4%
	U.S. Treasury Bonds
10,630,000	3.000%, 5/15/2042	11,442,196	0.6%
12,900,000	3.625%, 2/15/2044	15,516,791	0.9%
4,475,000	2.500% - 5.250%, 11/15/2028 - 2/15/2046	4,976,382	0.3%
	U.S. Treasury Bonds, TIPS
5,887,256	0.625%, 1/15/2026	6,182,614	0.3%
	U.S. Treasury Notes
7,770,000	0.875%, 11/15/2017	7,789,122	0.4%
8,575,000	0.875%, 3/31/2018	8,591,747	0.5%
19,010,000	1.500%, 10/31/2019[d]	19,307,031	1.1%
5,053,000	1.875%, 6/30/2020	5,196,495	0.3%
24,000,000	1.375%, 9/30/2020	24,149,064	1.3%
19,000,000	2.125%, 6/30/2022	19,691,714	1.1%
5,400,000	2.250%, 11/15/2024	5,615,368	0.3%
7,115,000	0.750% - 2.125%, 2/15/2019 - 8/15/2022	7,171,198	0.5%
	U.S. Treasury Notes, TIPS
7,087,611	0.125%, 1/15/2023	7,162,917	0.4%

	Total	150,792,639

Utilities (0.7%)
	Other Securities^	12,476,467	0.7%

	Total	12,476,467

	Total Long-Term Fixed Income (cost $509,634,264)	519,877,652

Shares	Common Stock (25.1%)	Value	% of Net Assets
Consumer Discretionary (3.2%)
	Other Securities^	56,954,090	3.2%

	Total	56,954,090

Consumer Staples (1.4%)
	Other Securities^	24,646,342	1.4%

	Total	24,646,342

Energy (4.0%)
75,531	Chevron Corporation	7,717,758	0.4%
58,612	EOG Resources, Inc.	4,842,523	0.3%
65,621	Schlumberger, Ltd.	5,271,991	0.3%
	Other Securities^	54,681,607	3.0%

	Total	72,513,879

Financials (4.6%)
	Other Securities^	83,234,137	4.6%

	Total	83,234,137

Health Care (2.8%)
	Other Securities^	51,165,367	2.8%

	Total	51,165,367

Industrials (2.7%)
	Other Securities^	47,680,867	2.7%

	Total	47,680,867

Information Technology (4.1%)
97,530	Microsoft Corporation	4,863,821	0.3%
	Other Securities^	69,746,857	3.8%

	Total	74,610,678

Materials (1.3%)
	Other Securities^	23,811,637	1.3%

	Total	23,811,637

Telecommunications Services (0.3%)
	Other Securities^	4,510,349	0.3%

	Total	4,510,349

Utilities (0.7%)
	Other Securities^	12,773,864	0.7%

	Total	12,773,864

	Total Common Stock (cost $423,197,189)	451,901,210

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATE ALLOCATION FUND

Summary Schedule of Investments as of April 29, 2016

(unaudited)

Shares	Collateral Held for Securities Loaned (0.2%)	Value	% of Net Assets
3,647,108	Thrivent Cash Management Trust	$3,647,108	0.2%

	Total Collateral Held for Securities Loaned (cost $3,647,108)	3,647,108

Shares or Principal Amount	Short-Term Investments (13.2%)[e]	Value	% of Net Assets
	Federal Agricultural Mortgage Corporation Discount Notes
5,000,000	0.240%, 5/12/2016	4,999,655	0.3%
	Federal Home Loan Bank Discount Notes
15,000,000	0.283%, 5/2/2016	15,000,000	0.8%
5,000,000	0.250%, 5/3/2016	4,999,965	0.3%
8,800,000	0.303%, 5/4/2016[f]	8,799,877	0.5%
5,000,000	0.250%, 5/5/2016	4,999,895	0.3%
9,400,000	0.252%, 5/6/2016	9,399,737	0.5%
6,000,000	0.250%, 5/10/2016	5,999,664	0.3%
8,000,000	0.257%, 5/11/2016	7,999,496	0.4%
7,000,000	0.250%, 5/12/2016	6,999,517	0.4%
7,000,000	0.270%, 5/16/2016	6,999,321	0.4%
10,000,000	0.265%, 5/23/2016	9,998,540	0.6%
10,979,000	0.263%, 5/25/2016	10,977,243	0.6%
9,900,000	0.275%, 5/26/2016	9,898,347	0.6%
7,000,000	0.284%, 5/31/2016	6,998,593	0.4%
8,000,000	0.290%, 6/2/2016	7,998,040	0.4%
5,000,000	0.295%, 6/8/2016	4,998,535	0.3%
8,000,000	0.290%, 6/10/2016	7,997,528	0.4%
12,000,000	0.298%, 6/13/2016	11,996,004	0.7%
6,000,000	0.290%, 6/14/2016	5,998,158	0.3%
8,000,000	0.285%, 6/16/2016	7,997,152	0.4%
5,500,000	0.280%, 6/21/2016	5,497,822	0.3%
5,000,000	0.310%, 6/30/2016	4,997,665	0.3%
5,300,000	0.335%, 7/15/2016	5,296,512	0.3%
12,000,000	0.339%, 7/20/2016	11,991,576	0.7%
6,736,000	0.337%, 7/27/2016[f]	6,730,854	0.4%
	Federal Home Loan Mortgage Corporation Discount Notes
6,170,000	0.400%, 7/25/2016[f]	6,165,391	0.3%
	Federal National Mortgage Association Discount Notes
11,300,000	0.400%, 7/25/2016[f]	11,291,559	0.6%
1,000,000	0.334%, 6/8/2016	999,707	0.1%
	Federal Home Loan Bank
22,569,000	0.270% - 0.503%, 5/12/2016 - 7/8/2016[c]	22,563,197	1.3%

	Total Short-Term Investments (cost $236,580,069)	236,589,550

	Total Investments (cost $1,795,804,799) 108.6%	$1,953,873,341

	Other Assets and Liabilities, Net (8.6%)	(155,386,081)

	Total Net Assets 100.0%	$1,798,487,260

^

The Summary Schedule of Investments shows the 50 largest holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of the report date. The remaining securities held are grouped by category as “Other securities”.

a

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

b	Denotes investments purchased on a when-issued or delayed delivery basis.
c	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of April 29, 2016.
d	At April 29, 2016, $152,344 of investments were segregated to cover exposure to a counterparty for margin on open mortgage-backed security transactions.
e	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
f	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Moderate Allocation Fund held restricted securities as of April 29, 2016. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. As of April 29, 2016, the value of these investments was $18,033,955 or 1.0% of total net assets.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderate Allocation Fund as of April 29, 2016:

Securities Lending Transactions

Taxable Debt Security	$3,523,127

Total lending	$3,523,127
Gross amount payable upon return of collateral for securities loaned	$3,647,108

Net amounts due to counterparty	$123,981

Definitions:

ETF	- Exchange Traded Fund.
TIPS	- Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$175,491,440
Gross unrealized depreciation	(29,757,705)

Net unrealized appreciation (depreciation)	$145,733,735

Cost for federal income tax purposes	$1,808,139,606

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATE ALLOCATION FUND

Summary Schedule of Investments as of April 29, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 29, 2016, in valuing Moderate Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Bank Loans
Basic Materials	2,630,630	–	2,496,411	134,219
Capital Goods	303,606	–	303,606	–
Communications Services	10,940,224	–	9,681,296	1,258,928
Consumer Cyclical	5,773,077	–	5,773,077	–
Consumer Non-Cyclical	4,192,928	–	4,192,928	–
Energy	2,704,434	–	1,776,329	928,105
Financials	1,681,346	–	1,681,346	–
Technology	4,331,529	–	4,331,529	–
Transportation	1,339,825	–	933,461	406,364
Utilities	1,070,641	–	1,070,641	–

Registered Investment Companies
Affiliated Equity Holdings	481,548,020	481,548,020	–	–
Affiliated Fixed Income Holdings	196,732,424	196,732,424	–	–
Fixed Income Funds/ETFs	15,456,997	15,456,997	–	–
Equity Funds/ETFs	13,152,140	13,152,140	–	–

Long-Term Fixed Income
Asset-Backed Securities	17,742,779	–	17,742,779	–
Basic Materials	3,005,618	–	3,005,618	–
Capital Goods	10,609,768	–	10,609,768	–
Collateralized Mortgage Obligations	21,582,900	–	21,582,900	–
Commercial Mortgage-Backed Securities	18,552,347	–	18,552,347	–
Communications Services	25,435,952	–	25,435,952	–
Consumer Cyclical	14,122,008	–	14,122,008	–
Consumer Non-Cyclical	24,000,958	–	24,000,958	–
Energy	12,159,597	–	12,159,597	–
Financials	42,150,503	–	42,150,503	–
Foreign Government	461,137	–	461,137	–
Mortgage-Backed Securities	153,779,437	–	153,779,437	–
Technology	9,026,800	–	9,026,800	–
Transportation	3,978,742	–	3,978,742	–
U.S. Government and Agencies	150,792,639	–	150,792,639	–
Utilities	12,476,467	–	12,476,467	–

Common Stock
Consumer Discretionary	56,954,090	54,375,320	2,578,770	–
Consumer Staples	24,646,342	23,227,249	1,419,093	–
Energy	72,513,879	71,667,637	846,242	–
Financials	83,234,137	78,978,511	4,255,626	–
Health Care	51,165,367	49,629,495	1,535,872	–
Industrials	47,680,867	45,985,798	1,695,069	–
Information Technology	74,610,678	74,055,468	555,210	–
Materials	23,811,637	22,773,776	1,037,861	–
Telecommunications Services	4,510,349	3,976,236	534,113	–
Utilities	12,773,864	12,435,255	338,609	–
Short-Term Investments	236,589,550	–	236,589,550	–

Subtotal Investments in Securities	$1,950,226,233	$1,143,994,326	$803,504,291	$2,727,616

Other Investments*	Total
Collateral Held for Securities Loaned	3,647,108

Subtotal Other Investments	$3,647,108

Total Investments at Value	$1,953,873,341

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATE ALLOCATION FUND

Summary Schedule of Investments as of April 29, 2016

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3

Asset Derivatives
Futures Contracts	1,368,935	1,368,935	–	–

Total Asset Derivatives	$1,368,935	$1,368,935	$–	$–

Liability Derivatives
Futures Contracts	4,421,899	4,421,899	–	–

Total Liability Derivatives	$4,421,899	$4,421,899	$–	$–

There were no significant transfers between Levels during the period ended April 29, 2016. Transfers between Levels are identified as of the end of the period.

The following table presents Moderate Allocation Fund’s futures contracts held as of April 29, 2016. Investments and/or cash totaling $13,611,089 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CBOT 10-Yr. U.S. Treasury Note	214	June 2016	$27,907,622	$27,833,375	($74,247)
CBOT 2-Yr. U.S. Treasury Note	(64)	June 2016	(13,995,805)	(13,992,000)	3,805
CBOT 5-Yr. U.S. Treasury Note	250	June 2016	30,233,198	30,228,515	(4,683)
CBOT U.S. Long Bond	125	June 2016	20,657,633	20,414,063	(243,570)
CME E-mini S&P Mid-Cap 400 Index	(474)	June 2016	(65,442,792)	(69,123,420)	(3,680,628)
CME S&P 500 Index	(22)	June 2016	(11,184,718)	(11,325,051)	(140,333)
CME Ultra Long Term U.S. Treasury Bond	(42)	June 2016	(7,304,580)	(7,196,437)	108,143
Eurex Euro STOXX 50 Index	1,962	June 2016	65,287,182	65,008,744	(278,438)
ICE mini MSCI EAFE Index	517	June 2016	41,987,532	42,960,115	972,583
NYBOT NYF mini Russell 2000 Index	48	June 2016	5,128,076	5,412,480	284,404
Total Futures Contracts					($3,052,964)

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 29, 2016, for Moderate Allocation Fund’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value

Asset Derivatives

Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$1,256,987
Total Equity Contracts		1,256,987

Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	111,948
Total Interest Rate Contracts		111,948

Total Asset Derivatives		$1,368,935

Liability Derivatives

Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	4,099,399
Total Equity Contracts		4,099,399

Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	322,500
Total Interest Rate Contracts		322,500

Total Liability Derivatives		$4,421,899

*

Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATE ALLOCATION FUND

Summary Schedule of Investments as of April 29, 2016

(unaudited)

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 29, 2016, for Moderate Allocation Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income

Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	3,777,811

Total Interest Rate Contracts		3,777,811

Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	5,953,869

Total Equity Contracts		5,953,869

Credit Contracts
Credit Default Swaps	Net realized gains/(losses) on Swap agreements	121,958

Total Credit Contracts		121,958

Total		$9,853,638

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 29, 2016, for Moderate Allocation Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income

Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(12,489,301)

Total Equity Contracts		(12,489,301)

Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(746,011)

Total Interest Rate Contracts		(746,011)

Credit Contracts
Credit Default Swaps	Change in net unrealized appreciation/(depreciation) on Swap agreements	(89,103)

Total Credit Contracts		(89,103)

Total		($13,324,415)

The following table presents Moderate Allocation Fund’s average volume of derivative activity during the period ended April 29, 2016.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)	Swaps (Notional)*	Swaps (Percentage of Average Net Assets)
Equity Contracts	$264,893,155	15.2%	N/A	N/A
Interest Rate Contracts	200,619,582	11.5	N/A	N/A
Credit Contracts	N/A	N/A	$18,696	<0.1%

*	Notional amount represents long or short, or both, derivative positions held by the Fund.

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATE ALLOCATION FUND

Summary Schedule of Investments as of April 29, 2016

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.

A summary of transactions for the fiscal year to date, in Moderate Allocation Fund, is as follows:

Fund	Value October 31, 2015	Gross Purchases	Gross Sales	Shares Held at April 29, 2016	Value April 29, 2016	Income Earned November 1, 2015 - April 29, 2016
Small Cap Stock	$20,745,336	$1,560,377	$–	1,064,587	$20,461,359	$47,826
Mid Cap Stock	70,078,016	7,436,519	–	3,310,082	71,762,568	308,292
Partner Worldwide Allocation	154,037,612	2,497,426	45,000,000	11,415,969	107,652,587	2,497,426
Large Cap Growth	113,927,723	5,731,866	–	12,133,177	104,587,984	–
Large Cap Value	138,319,791	9,422,768	–	7,375,203	138,432,554	2,093,811
Large Cap Stock	40,147,868	1,926,621	–	1,587,961	38,650,968	549,339
High Yield	43,743,635	887,848	12,140,124	6,863,809	31,916,712	887,899
Income	135,810,509	2,362,886	35,350,310	11,406,346	103,797,746	1,885,077
Government Bond	23,350,646	–	23,172,372	–	–	6,390
Limited Maturity Bond	60,715,036	527,541	373,664	4,920,804	61,017,966	527,518
Cash Management Trust-Collateral Investment	675,685	69,283,022	66,311,599	3,647,108	3,647,108	15,075
Cash Management Trust-Short Term Investment	3,000,000	314,572,330	317,572,330	–	–	154,709
Total Value and Income Earned	$804,551,857				$681,927,552	$8,973,362

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATELY CONSERVATIVE ALLOCATION FUND

Summary Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Bank Loans (2.6%)	Value	% of Net Assets
Basic Materials (0.2%)
	Other Securities^	$1,247,348	0.2%

	Total	1,247,348

Capital Goods (<0.1%)
	Other Securities^	155,233	<0.1%

	Total	155,233

Communications Services (0.8%)
	Other Securities^	6,146,360	0.8%

	Total	6,146,360

Consumer Cyclical (0.4%)
	Other Securities^	2,923,447	0.4%

	Total	2,923,447

Consumer Non-Cyclical (0.3%)
	Other Securities^	1,987,390	0.3%

	Total	1,987,390

Energy (0.2%)
	Other Securities^	1,307,129	0.2%

	Total	1,307,129

Financials (0.1%)
	Other Securities^	964,297	0.1%

	Total	964,297

Technology (0.4%)
	Other Securities^	3,071,661	0.4%

	Total	3,071,661

Transportation (0.1%)
	Other Securities^	670,281	0.1%

	Total	670,281

Utilities (0.1%)
	Other Securities^	507,364	0.1%

	Total	507,364

	Total Bank Loans (cost $19,811,101)	18,980,510

Principal Amount	Long-Term Fixed Income (42.2%)	Value	% of Net Assets
Asset-Backed Securities (1.6%)
	Other Securities^	12,130,971	1.6%

	Total	12,130,971

Basic Materials (0.2%)
	Other Securities^	1,866,159	0.2%

	Total	1,866,159

Capital Goods (0.8%)
	Other Securities^	6,001,303	0.8%

	Total	6,001,303

Collateralized Mortgage Obligations (2.1%)
	Federal Home Loan Mortgage Corporation
$2,322,322	3.000% - 3.000%, 4/15/2028 - 2/15/2033[a]	249,998	<0.1%
	Federal National Mortgage Association
2,108,235	3.500%, 1/25/2033[a]	275,174	0.1%
	Other Securities^	14,442,059	2.0%

	Total	14,967,231

Commercial Mortgage-Backed Securities (1.8%)
	Federal National Mortgage Association
232,098	1.272%, 1/25/2017	232,043	<0.1%
	Other Securities^	12,836,659	1.8%

	Total	13,068,702

Communications Services (2.2%)
	Other Securities^	16,155,094	2.2%

	Total	16,155,094

Consumer Cyclical (1.2%)
	Other Securities^	8,778,706	1.2%

	Total	8,778,706

Consumer Non-Cyclical (2.0%)
	Other Securities^	14,804,559	2.0%

	Total	14,804,559

Energy (1.1%)
	Other Securities^	8,190,488	1.1%

	Total	8,190,488

Financials (3.7%)
	Other Securities^	27,558,978	3.7%

	Total	27,558,978

Foreign Government (<0.1%)
	Other Securities^	361,677	<0.1%

	Total	361,677

Mortgage-Backed Securities (12.3%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
5,120,000	3.000%, 5/1/2031[b]	5,354,399	0.7%
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
6,245,000	4.000%, 5/1/2046[b]	6,668,489	0.9%
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
4,740,000	2.500%, 5/1/2031[b]	4,871,183	0.6%
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
37,400,000	3.500%, 5/1/2046[b]	39,194,037	5.3%
19,450,000	4.000%, 5/1/2046[b]	20,777,688	2.8%
12,100,000	4.500%, 5/1/2046[b]	13,174,347	1.8%
1,811,221	1.734%, 7/1/2043[c]	1,843,246	0.2%

	Total	91,883,389

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATELY CONSERVATIVE ALLOCATION FUND

Summary Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (42.2%)	Value	% of Net Assets
Technology (0.8%)
	Other Securities^	$5,643,981	0.8%

	Total	5,643,981

Transportation (0.3%)
	Other Securities^	2,481,562	0.3%

	Total	2,481,562

U.S. Government and Agencies (11.0%)
	U.S. Treasury Bonds
11,400,000	3.625%, 2/15/2044	13,712,513	1.8%
2,300,000	2.500% - 4.375%, 5/15/2040 - 2/15/2046	2,426,137	0.3%
	U.S. Treasury Bonds, TIPS
5,787,472	0.625%, 1/15/2026	6,077,824	0.8%
	U.S. Treasury Notes
2,150,000	0.875%, 11/15/2017	2,155,291	0.3%
5,500,000	0.875%, 3/31/2018	5,510,741	0.7%
2,000,000	1.000%, 3/15/2019	2,005,078	0.3%
6,520,000	1.500%, 10/31/2019	6,621,875	0.9%
9,370,000	1.875%, 6/30/2020	9,636,089	1.3%
7,000,000	1.375%, 9/30/2020	7,043,477	1.0%
16,000,000	2.125%, 6/30/2022	16,582,496	2.2%
2,755,000	1.625%, 8/15/2022	2,774,585	0.4%
2,550,000	2.250%, 11/15/2024	2,651,702	0.4%
800,000	0.750%, 2/15/2019	796,844	0.1%
	U.S. Treasury Notes, TIPS
3,595,165	0.125%, 1/15/2023	3,633,364	0.5%

	Total	81,628,016

Utilities (1.1%)
	Other Securities^	7,981,218	1.1%

	Total	7,981,218

	Total Long-Term Fixed Income (cost $307,533,857)	313,502,034

Shares	Registered Investment Companies (33.3%)	Value	% of Net Assets
Affiliated Equity Holdings (15.7%)
2,428,665	Thrivent Large Cap Growth Fund	20,935,096	2.8%
41,223	Thrivent Large Cap Stock Fund	1,003,362	0.2%
2,491,385	Thrivent Large Cap Value Fund	46,763,302	6.3%
539,082	Thrivent Mid Cap Stock Fund	11,687,308	1.6%
3,412,488	Thrivent Partner Worldwide Allocation Fund	32,179,764	4.3%
202,436	Thrivent Small Cap Stock Fund	3,890,814	0.5%

	Total	116,459,646

Affiliated Fixed Income Holdings (16.0%)
4,133,081	Thrivent High Yield Fund	19,218,828	2.6%
6,964,704	Thrivent Income Fund	63,378,810	8.5%
2,952,881	Thrivent Limited Maturity Bond Fund	36,615,727	4.9%

	Total	119,213,365

Equity Funds/ETFs (0.6%)
1,208	iShares Russell 2000 Growth Index Fund	161,956	<0.1%
3,198	iShares Russell 2000 Index Fund	359,327	0.1%
1,170	iShares Russell 2000 Value Index Fund	111,361	<0.1%
16,465	SPDR S&P 500 ETF Trust	3,396,729	0.5%
	Other Securities^	367,268	<0.1%

	Total	4,396,641

Fixed Income Funds/ETFs (1.0%)
16,000	iShares Barclays 1-3 Year Credit Bond Fund	1,689,920	0.2%
45,005	iShares iBoxx $ Investment Grade Corporate Bond ETF	5,415,452	0.8%

	Total	7,105,372

	Total Registered Investment Companies (cost $208,517,185)	247,175,024

Shares	Common Stock (17.2%)	Value	% of Net Assets
Consumer Discretionary (2.3%)
	Other Securities^	16,771,678	2.3%

	Total	16,771,678

Consumer Staples (1.0%)
	Other Securities^	7,294,889	1.0%

	Total	7,294,889

Energy (2.7%)
22,375	Chevron Corporation	2,286,277	0.3%
	Other Securities^	17,603,178	2.4%

	Total	19,889,455

Financials (3.0%)
	Other Securities^	21,985,528	3.0%

	Total	21,985,528

Health Care (2.0%)
	Other Securities^	15,039,898	2.0%

	Total	15,039,898

Industrials (1.7%)
	Other Securities^	13,040,693	1.7%

	Total	13,040,693

Information Technology (3.1%)
	Other Securities^	23,403,112	3.1%

	Total	23,403,112

Materials (0.8%)
	Other Securities^	6,198,916	0.8%

	Total	6,198,916

Telecommunications Services (0.2%)
	Other Securities^	1,169,667	0.2%

	Total	1,169,667

Utilities (0.4%)
	Other Securities^	3,345,724	0.4%

	Total	3,345,724

	Total Common Stock (cost $115,671,451)	128,139,560

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATELY CONSERVATIVE ALLOCATION FUND

Summary Schedule of Investments as of April 29, 2016

(unaudited)

Shares	Collateral Held for Securities Loaned (0.3%)	Value	% of Net Assets
2,369,141	Thrivent Cash Management Trust	$2,369,141	0.3%

	Total Collateral Held for Securities Loaned (cost $2,369,141)	2,369,141

Shares or Principal Amount	Short-Term Investments (18.0%)[d]	Value	% of Net Assets
	Federal Agricultural Mortgage Corporation Discount Notes
4,000,000	0.240%, 5/12/2016	3,999,724	0.5%
	Federal Home Loan Bank Discount Notes
12,000,000	0.283%, 5/2/2016	12,000,000	1.6%
2,000,000	0.250%, 5/3/2016	1,999,986	0.3%
3,000,000	0.250%, 5/5/2016	2,999,937	0.4%
3,500,000	0.250%, 5/6/2016	3,499,902	0.5%
4,000,000	0.250%, 5/10/2016	3,999,776	0.5%
5,000,000	0.257%, 5/11/2016	4,999,685	0.7%
4,000,000	0.270%, 5/16/2016	3,999,612	0.5%
5,000,000	0.265%, 5/23/2016	4,999,270	0.7%
3,000,000	0.275%, 5/24/2016	2,999,541	0.4%
7,770,000	0.259%, 5/25/2016	7,768,757	1.1%
5,000,000	0.280%, 5/26/2016	4,999,165	0.6%
5,000,000	0.285%, 5/31/2016	4,998,995	0.7%
5,000,000	0.290%, 6/2/2016	4,998,775	0.7%
2,000,000	0.295%, 6/3/2016	1,999,494	0.3%
4,000,000	0.290%, 6/10/2016	3,998,764	0.5%
7,000,000	0.299%, 6/13/2016	6,997,669	0.9%
6,000,000	0.285%, 6/16/2016	5,997,864	0.8%
2,500,000	0.280%, 6/21/2016[e]	2,499,010	0.3%
3,500,000	0.285%, 6/22/2016	3,498,586	0.5%
3,000,000	0.310%, 6/30/2016	2,998,599	0.4%
2,000,000	0.335%, 7/15/2016	1,998,684	0.3%
7,790,000	0.338%, 7/20/2016[e]	7,784,531	1.1%
2,000,000	0.345%, 7/27/2016	1,998,472	0.3%
4,000,000	0.335%, 7/29/2016	3,996,872	0.5%
2,000,000	0.300% - 0.300%, 5/4/2016 - 5/13/2016	1,999,910	0.2%
	Federal Home Loan Mortgage Corporation Discount Notes
2,900,000	0.400%, 7/25/2016[e]	2,897,834	0.4%
	Federal National Mortgage Association Discount Notes
8,000,000	0.200%, 5/3/2016	7,999,944	1.1%
4,000,000	0.240%, 5/6/2016	3,999,888	0.5%
4,300,000	0.400%, 7/25/2016[e]	4,296,788	0.6%
	U.S. Treasury Notes
950,000	0.500%, 7/31/2016[f]	950,404	0.1%

	Total Short-Term Investments (cost $134,171,488)	134,176,438

	Total Investments (cost $788,074,223) 113.6%	$844,342,707

	Other Assets and Liabilities, Net (13.6%)	(100,785,338)

	Total Net Assets 100.0%	$743,557,369

^

The Summary Schedule of Investments shows the 50 largest holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of the report date. The remaining securities held are grouped by category as “Other securities”.

a

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

b	Denotes investments purchased on a when-issued or delayed delivery basis.
c	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of April 29, 2016.
d	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
e	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
f	At April 29, 2016, $10,004 of investments were segregated to cover exposure to a counterparty for margin on open mortgage- backed security transactions.

Moderately Conservative Allocation Fund held restricted securities as of April 29, 2016. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. As of April 29, 2016, the value of these investments was $12,851,782 or 1.7% of total net assets.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Conservative Allocation Fund as of April 29, 2016:

Securities Lending Transactions

Taxable Debt Security	$2,283,704

Total lending	$2,283,704
Gross amount payable upon return of collateral for securities loaned	$2,369,141

Net amounts due to counterparty	$85,437

Definitions:

ETF	- Exchange Traded Fund.
TIPS	- Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$59,628,968
Gross unrealized depreciation	(7,765,224)

Net unrealized appreciation (depreciation)	$51,863,744

Cost for federal income tax purposes	$792,478,963

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATELY CONSERVATIVE ALLOCATION FUND

Summary Schedule of Investments as of April 29, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 29, 2016, in valuing Moderately Conservative Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Bank Loans
Basic Materials	1,247,348	–	1,247,348	–
Capital Goods	155,233	–	155,233	–
Communications Services	6,146,360	–	5,526,589	619,771
Consumer Cyclical	2,923,447	–	2,923,447	–
Consumer Non-Cyclical	1,987,390	–	1,987,390	–
Energy	1,307,129	–	878,073	429,056
Financials	964,297	–	964,297	–
Technology	3,071,661	–	3,071,661	–
Transportation	670,281	–	467,099	203,182
Utilities	507,364	–	507,364	–

Long-Term Fixed Income
Asset-Backed Securities	12,130,971	–	12,130,971	–
Basic Materials	1,866,159	–	1,866,159	–
Capital Goods	6,001,303	–	6,001,303	–
Collateralized Mortgage Obligations	14,967,231	–	14,967,231	–
Commercial Mortgage-Backed Securities	13,068,702	–	13,068,702	–
Communications Services	16,155,094	–	16,155,094	–
Consumer Cyclical	8,778,706	–	8,778,706	–
Consumer Non-Cyclical	14,804,559	–	14,804,559	–
Energy	8,190,488	–	8,190,488	–
Financials	27,558,978	–	27,558,978	–
Foreign Government	361,677	–	361,677	–
Mortgage-Backed Securities	91,883,389	–	91,883,389	–
Technology	5,643,981	–	5,643,981	–
Transportation	2,481,562	–	2,481,562	–
U.S. Government and Agencies	81,628,016	–	81,628,016	–
Utilities	7,981,218	–	7,981,218	–

Registered Investment Companies
Affiliated Fixed Income Holdings	119,213,365	119,213,365	–	–
Affiliated Equity Holdings	116,459,646	116,459,646	–	–
Fixed Income Funds/ETFs	7,105,372	7,105,372	–	–
Equity Funds/ETFs	4,396,641	4,396,641	–	–

Common Stock
Consumer Discretionary	16,771,678	16,771,678	–	–
Consumer Staples	7,294,889	7,294,889	–	–
Energy	19,889,455	19,889,455	–	–
Financials	21,985,528	21,985,528	–	–
Health Care	15,039,898	15,039,898	–	–
Industrials	13,040,693	13,040,693	–	–
Information Technology	23,403,112	23,403,112	–	–
Materials	6,198,916	6,198,916	–	–
Telecommunications Services	1,169,667	1,169,667	–	–
Utilities	3,345,724	3,345,724	–	–
Short-Term Investments	134,176,438	–	134,176,438	–

Subtotal Investments in Securities	$841,973,566	$375,314,584	$465,406,973	$1,252,009

Other Investments*	Total
Collateral Held for Securities Loaned	2,369,141

Subtotal Other Investments	$2,369,141

Total Investments at Value	$844,342,707

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATELY CONSERVATIVE ALLOCATION FUND

Summary Schedule of Investments as of April 29, 2016

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	628,732	628,732	–	–

Total Asset Derivatives	$628,732	$628,732	$–	$–

Liability Derivatives
Futures Contracts	1,437,179	1,437,179	–	–

Total Liability Derivatives	$1,437,179	$1,437,179	$–	$–

There were no significant transfers between Levels during the period ended April 29, 2016. Transfers between Levels are identified as of the end of the period.

The following table presents Moderately Conservative Allocation Fund’s futures contracts held as of April 29, 2016. Investments and/or cash totaling $4,886,664 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CBOT 10-Yr. U.S. Treasury Note	79	June 2016	$10,302,347	$10,274,938	($27,409)
CBOT 2-Yr. U.S. Treasury Note	(20)	June 2016	(4,373,689)	(4,372,500)	1,189
CBOT 5-Yr. U.S. Treasury Note	153	June 2016	18,502,717	18,499,851	(2,866)
CBOT U.S. Long Bond	104	June 2016	17,187,150	16,984,500	(202,650)
CME E-mini S&P Mid-Cap 400 Index	(90)	June 2016	(12,424,495)	(13,124,700)	(700,205)
CMES&P500 Index	(31)	June 2016	(15,528,340)	(15,958,025)	(429,685)
CME Ultra Long Term U.S. Treasury Bond	(18)	June 2016	(3,130,534)	(3,084,187)	46,347
Eurex Euro STOXX 50 Index	524	June 2016	17,984,637	17,910,273	(74,364)
ICE mini MSCI EAFE Index	203	June 2016	16,486,400	16,868,285	381,885
NYBOT NYF mini Russell 2000 Index	33	June 2016	3,521,769	3,721,080	199,311
Total Futures Contracts					($808,447)

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 29, 2016, for Moderately Conservative Allocation Fund’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value

Asset Derivatives

Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$581,196
Total Equity Contracts		581,196

Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	47,536
Total Interest Rate Contracts		47,536
Total Asset Derivatives		$628,732

Liability Derivatives

Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	1,204,254
Total Equity Contracts		1,204,254

Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	232,925
Total Interest Rate Contracts		232,925
Total Liability Derivatives		$1,437,179

*

Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATELY CONSERVATIVE ALLOCATION FUND

Summary Schedule of Investments as of April 29, 2016

(unaudited)

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 29, 2016, for Moderately Conservative Allocation Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income

Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	2,851,988

Total Interest Rate Contracts		2,851,988

Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	945,925

Total Equity Contracts		945,925
Total		$3,797,913

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 29, 2016, for Moderately Conservative Allocation Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income

Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(2,442,522)

Total Equity Contracts		(2,442,522)

Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(565,523)

Total Interest Rate Contracts		(565,523)

Total		($3,008,045)

The following table presents Moderately Conservative Allocation Fund’s average volume of derivative activity during the period ended April 29, 2016.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)
Equity Contracts	$70,034,432	9.6%
Interest Rate Contracts	125,385,863	17.2

*	Notional amount represents long or short, or both, derivative positions held by the Fund.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.

A summary of transactions for the fiscal year to date, in Moderately Conservative Allocation Fund, is as follows:

Fund	Value October 31, 2015	Gross Purchases	Gross Sales	Shares Held at April 29, 2016	Value April 29, 2016	Income Earned November 1, 2015 - April 29, 2016
Small Cap Stock	$3,944,813	$296,712	$–	202,436	$3,890,814	$9,094
Mid Cap Stock	11,412,961	1,211,117	–	539,082	11,687,308	50,209
Partner Worldwide Allocation	45,583,777	746,536	13,000,000	3,412,488	32,179,764	746,536
Large Cap Growth	22,804,607	1,147,332	–	2,428,665	20,935,096	–
Large Cap Value	46,725,210	3,183,064	–	2,491,385	46,763,302	707,301
Large Cap Stock	1,042,221	50,014	–	41,223	1,003,362	14,261
High Yield	20,593,574	529,067	1,557,641	4,133,081	19,218,828	529,098
Income	55,117,992	7,917,164	383,360	6,964,704	63,378,810	1,126,550
Government Bond	10,254,616	–	10,178,261	–	–	2,720
Limited Maturity Bond	36,517,087	316,572	307,420	2,952,881	36,615,727	316,558
Cash Management Trust-Collateral Investment	467,514	37,120,065	35,218,438	2,369,141	2,369,141	9,807
Cash Management Trust-Short Term Investment	7,000,000	159,802,560	166,802,560	–	–	90,327
Total Value and Income Earned	$261,464,372				$238,042,152	$3,602,461

The accompanying Notes to Financial Statements are an integral part of this schedule.

BALANCED INCOME PLUS FUND

Summary Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Bank Loans (15.8%)	Value	% of Net Assets
Basic Materials (0.8%)
	Other Securities^	$2,362,052	0.8%

	Total	2,362,052

Capital Goods (0.5%)
	Other Securities^	1,382,500	0.5%

	Total	1,382,500

Communications Services (4.9%)
	Other Securities^	13,920,019	4.9%

	Total	13,920,019

Consumer Cyclical (2.6%)
	Other Securities^	7,182,520	2.6%

	Total	7,182,520

Consumer Non-Cyclical (2.7%)
	Valeant Pharmaceuticals International, Inc., Term Loan
$1,683,902	5.000%, 4/1/2022[a,b,c]	1,640,121	0.6%
	Other Securities^	5,921,031	2.1%

	Total	7,561,152

Energy (0.9%)
	Other Securities^	2,515,358	0.9%

	Total	2,515,358

Financials (0.9%)
	Other Securities^	2,620,618	0.9%

	Total	2,620,618

Technology (1.4%)
	Avago Technologies Cayman Finance, Ltd., Term Loan
1,205,000	4.250%, 2/1/2023[a,b,c]	1,205,217	0.4%
	Other Securities^	2,592,703	1.0%

	Total	3,797,920

Transportation (0.6%)
	Other Securities^	1,821,795	0.6%

	Total	1,821,795

Utilities (0.5%)
	Other Securities^	1,293,081	0.5%

	Total	1,293,081

	Total Bank Loans (cost $46,609,277)	44,457,015

Shares	Common Stock (44.4%)	Value	% of Net Assets
Consumer Discretionary (7.2%)
2,770	Amazon.com, Inc.[d]	1,827,064	0.7%
2,140	AutoZone, Inc.[d]	1,637,592	0.6%
31,578	Comcast Corporation	1,918,679	0.7%
28,160	NIKE, Inc.	1,659,750	0.6%
13,340	Walt Disney Company	1,377,488	0.5%
	Other Securities^	11,743,774	4.1%

	Total	20,164,347

Consumer Staples (2.7%)
10,959	Anheuser-Busch InBev NV ADR	1,360,889	0.5%
28,210	Coca-Cola Company	1,263,808	0.5%
13,100	Philip Morris International, Inc.	1,285,372	0.5%
	Other Securities^	3,658,440	1.2%

	Total	7,568,509

Energy (3.3%)
186,823	BP plc	1,029,283	0.4%
15,380	EOG Resources, Inc.	1,270,696	0.5%
17,490	EQT Corporation	1,226,049	0.4%
50,500	Spectra Energy Corporation	1,579,135	0.6%
185,340	Weatherford International plc[d]	1,506,814	0.5%
	Other Securities^	2,582,591	0.9%

	Total	9,194,568

Financials (13.3%)
7,900	Allianz SE	1,344,017	0.5%
50,300	Charles Schwab Corporation	1,429,023	0.5%
33,530	Citigroup, Inc.	1,551,768	0.6%
4,390	Intercontinental Exchange, Inc.	1,053,732	0.4%
8,060	Simon Property Group, Inc.	1,621,430	0.6%
37,460	Synchrony Financial[d]	1,145,152	0.4%
	Other Securities^	29,361,901	10.3%

	Total	37,507,023

Health Care (4.7%)
40,837	Abbott Laboratories	1,588,559	0.6%
21,830	Medtronic plc	1,727,844	0.6%
29,960	Merck & Company, Inc.	1,643,006	0.6%
	Other Securities^	8,358,398	2.9%

	Total	13,317,807

Industrials (4.8%)
14,780	Honeywell International, Inc.	1,688,911	0.6%
10,850	Illinois Tool Works, Inc.	1,134,042	0.4%
39,910	Jacobs Engineering Group, Inc.[d]	1,779,187	0.6%
18,500	Macquarie Infrastructure Corporation	1,302,215	0.5%
	Other Securities^	7,706,624	2.7%

	Total	13,610,979

Information Technology (5.9%)
1,870	Alphabet, Inc., Class Ad	1,323,736	0.5%
13,023	Apple, Inc.	1,220,776	0.4%
51,430	EMC Corporation	1,342,837	0.5%
13,710	Facebook, Inc.[d]	1,612,022	0.6%
20,750	Microsoft Corporation	1,034,802	0.4%
22,840	Visa, Inc.	1,764,162	0.6%
	Other Securities^	8,365,033	2.9%

	Total	16,663,368

Materials (1.3%)
	Other Securities^	3,592,477	1.3%

	Total	3,592,477

Telecommunications Services (0.6%)
	Other Securities^	1,746,748	0.6%

	Total	1,746,748

Utilities (0.6%)
	Other Securities^	1,755,156	0.6%

	Total	1,755,156

	Total Common Stock (cost $117,791,230)	125,120,982

The accompanying Notes to Financial Statements are an integral part of this schedule.

BALANCED INCOME PLUS FUND

Summary Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (31.8%)	Value	% of Net Assets
Asset-Backed Securities (1.3%)
	Other Securities^	$3,476,263	1.3%

	Total	3,476,263

Basic Materials (0.5%)
	Other Securities^	1,444,144	0.5%

	Total	1,444,144

Capital Goods (1.1%)
	Other Securities^	3,191,329	1.1%

	Total	3,191,329

Collateralized Mortgage Obligations (3.6%)
	Other Securities^	10,264,525	3.6%

	Total	10,264,525

Communications Services (1.6%)
	Other Securities^	4,374,222	1.6%

	Total	4,374,222

Consumer Cyclical (1.5%)
	Other Securities^	4,289,309	1.5%

	Total	4,289,309

Consumer Non-Cyclical (1.8%)
	Other Securities^	5,061,378	1.8%

	Total	5,061,378

Energy (1.0%)
	Petroleos Mexicanos
277,000	5.500% - 6.875%, 2/4/2019 - 8/4/2026[e]	296,795	0.2%
	Other Securities^	2,624,825	0.8%

	Total	2,921,620

Financials (3.8%)
	Goldman Sachs Group, Inc., Convertible
1,400,000	0.500%, 9/24/2022	1,468,880	0.5%
	Other Securities^	9,340,446	3.3%

	Total	10,809,326

Foreign Government (7.6%)
	Mexico Government International Bond
2,298,000	3.600% - 6.050%, 3/15/2022 - 1/23/2046	2,388,485	0.9%
	Russia Government International Bond
1,000,000	5.000%, 4/29/2020[e]	1,057,400	0.4%
1,656,600	3.500% - 7.500%, 1/16/2019 - 4/4/2042[e]	1,800,737	0.6%
	Turkey Government International Bond
3,222,000	4.250% - 7.500%, 11/7/2019 - 2/17/2045[c]	3,502,961	1.2%
	United Mexican States
372,000	4.125%, 1/21/2026	390,600	0.1%
	Other Securities^	12,255,336	4.4%

	Total	21,395,519

Mortgage-Backed Securities (5.0%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
1,250,000	3.000%, 5/1/2031[c]	1,307,226	0.5%
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
1,000,000	4.000%, 5/1/2046[c]	1,067,812	0.4%
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
550,000	2.500%, 5/1/2031[c]	565,222	0.2%
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
5,850,000	3.500%, 5/1/2046[c]	6,130,618	2.2%
3,150,000	4.000%, 5/1/2046[c]	3,365,024	1.2%
1,450,000	4.500%, 5/1/2046[c]	1,578,744	0.5%

	Total	14,014,646

Technology (1.0%)
	Other Securities^	2,889,440	1.0%

	Total	2,889,440

Transportation (0.4%)
	Other Securities^	1,023,615	0.4%

	Total	1,023,615

U.S. Government and Agencies (0.7%)
	U.S. Treasury Bonds
1,250,000	1.625%, 2/15/2026[f]	1,228,320	0.4%
	Other Securities^	758,755	0.3%

	Total	1,987,075

Utilities (0.9%)
	Other Securities^	2,458,498	0.9%

	Total	2,458,498

	Total Long-Term Fixed Income (cost $89,358,210)	89,600,909

Shares	Registered Investment Companies (3.4%)	Value	% of Net Assets
Equity Funds/ETFs (2.2%)
41,380	Materials Select Sector SPDR Fund	1,948,998	0.7%
57,500	SPDR S&P Oil & Gas Exploration & Production ETF[f]	2,055,050	0.7%
26,190	Utilities Select Sector SPDR Fund[f]	1,268,120	0.5%
	Other Securities^	994,279	0.3%

	Total	6,266,447

Fixed Income Funds/ETFs (1.2%)
	Other Securities^	3,364,191	1.2%

	Total	3,364,191

	Total Registered Investment Companies (cost $9,451,954)	9,630,638

The accompanying Notes to Financial Statements are an integral part of this schedule.

BALANCED INCOME PLUS FUND

Summary Schedule of Investments as of April 29, 2016

(unaudited)

Shares	Preferred Stock (1.9%)	Value	% of Net Assets
Consumer Staples (0.1%)
	Other Securities^	$294,044	0.1%

	Total	294,044

Financials (1.7%)
	Other Securities^	4,814,560	1.7%

	Total	4,814,560

Health Care (0.1%)
	Other Securities^	206,709	0.1%

	Total	206,709

	Total Preferred Stock (cost $5,064,353)	5,315,313

Shares	Collateral Held for Securities Loaned (2.3%)	Value	% of Net Assets
6,590,070	Thrivent Cash Management Trust	6,590,070	2.3%

	Total Collateral Held for Securities Loaned (cost $6,590,070)	6,590,070

Shares or Principal Amount	Short-Term Investments (8.1%)[g]	Value	% of Net Assets
	Federal Agricultural Mortgage Corporation Discount Notes
2,500,000	0.250%, 5/2/2016	2,500,000	0.9%
	Federal Home Loan Bank Discount Notes
5,019,000	0.242%, 5/13/2016	5,018,618	1.8%
7,060,000	0.230%, 5/17/2016	7,059,266	2.5%
4,000,000	0.240%, 5/18/2016	3,999,556	1.4%
2,300,000	0.250%, 5/27/2016	2,299,600	0.8%
1,400,000	0.250% - 0.270%, 5/25/2016 - 6/24/2016	1,399,516	0.5%
	Federal National Mortgage Association Discount Notes
200,000	0.350% - 0.400%, 5/4/2016 - 7/25/2016[h]	199,924	<0.1%
	Other Securities^	449,771	0.2%

	Total Short-Term Investments (cost $22,925,929)	22,926,251

	Total Investments (cost $297,791,023) 107.7%	$303,641,178

	Other Assets and Liabilities, Net (7.7%)	(21,785,306)

	Total Net Assets 100.0%	$281,855,872

^

The Summary Schedule of Investments shows the 50 largest holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of the report date. The remaining securities held are grouped by category as “Other securities”.

a	All or a portion of the loan is unfunded.
b	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Non-income producing security.
e

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of April 29, 2016, the value of these investments was $19,656,828 or 7.0% of total net assets.

f	All or a portion of the security is on loan.
g	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
h	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Balanced Income Plus Fund held restricted securities as of April 29, 2016. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of l933. As of April 29, 2016, the value of these investments was $1,565,821 or 0.6% of total net assets.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Balanced Income Plus Fund as of April 29, 2016:

Securities Lending Transactions

Common Stock	$4,524,147
Taxable Debt Security	1,839,406

Total lending	$6,363,553
Gross amount payable upon return of collateral for securities loaned	$6,590,070

Net amounts due to counterparty	$226,517

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$15,271,571
Gross unrealized depreciation	(10,289,686)

Net unrealized appreciation (depreciation)	$4,981,885

Cost for federal income tax purposes	$298,659,293

The accompanying Notes to Financial Statements are an integral part of this schedule.

BALANCED INCOME PLUS FUND

Summary Schedule of Investments as of April 29, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 29, 2016, in valuing Balanced Income Plus Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Bank Loans
Basic Materials	2,362,052	–	2,234,897	127,155
Capital Goods	1,382,500	–	1,382,500	–
Communications Services	13,920,019	–	12,228,824	1,691,195
Consumer Cyclical	7,182,520	–	7,182,520	–
Consumer Non-Cyclical	7,561,152	–	7,131,479	429,673
Energy	2,515,358	–	1,512,131	1,003,227
Financials	2,620,618	–	2,620,618	–
Technology	3,797,920	–	3,797,920	–
Transportation	1,821,795	–	1,542,420	279,375
Utilities	1,293,081	–	1,293,081	–

Common Stock
Consumer Discretionary	20,164,347	13,962,269	6,202,078	–
Consumer Staples	7,568,509	4,262,711	3,305,798	–
Energy	9,194,568	7,190,597	2,003,971	–
Financials	37,507,023	27,418,467	10,088,556	–
Health Care	13,317,807	9,682,314	3,635,493	–
Industrials	13,610,979	9,347,773	4,263,206	–
Information Technology	16,663,368	15,335,976	1,327,392	–
Materials	3,592,477	1,125,928	2,466,549	–
Telecommunications Services	1,746,748	489,087	1,257,661	–
Utilities	1,755,156	955,187	799,969	–

Long-Term Fixed Income
Asset-Backed Securities	3,476,263	–	3,476,263	–
Basic Materials	1,444,144	–	1,444,144	–
Capital Goods	3,191,329	–	3,191,329	–
Collateralized Mortgage Obligations	10,264,525	–	10,264,525	–
Communications Services	4,374,222	–	4,374,222	–
Consumer Cyclical	4,289,309	–	4,289,309	–
Consumer Non-Cyclical	5,061,378	–	5,061,378	–
Energy	2,921,620	–	2,921,620	–
Financials	10,809,326	–	9,340,446	1,468,880
Foreign Government	21,395,519	–	21,395,519	–
Mortgage-Backed Securities	14,014,646	–	14,014,646	–
Technology	2,889,440	–	2,889,440	–
Transportation	1,023,615	–	1,023,615	–
U.S. Government and Agencies	1,987,075	–	1,987,075	–
Utilities	2,458,498	–	2,458,498	–

Registered Investment Companies
Equity Funds/ETFs	6,266,447	6,266,447	–	–
Fixed Income Funds/ETFs	3,364,191	3,364,191	–	–

Preferred Stock
Consumer Staples	294,044	294,044	–	–
Financials	4,814,560	3,279,864	1,534,696	–
Health Care	206,709	–	206,709	–
Short-Term Investments	22,926,251	–	22,926,251	–

Subtotal Investments in Securities	$297,051,108	$102,974,855	$189,076,748	$4,999,505

Other Investments*	Total
Collateral Held for Securities Loaned	6,590,070

Subtotal Other Investments	$6,590,070

Total Investments at Value	$303,641,178

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Financial Statements are an integral part of this schedule.

BALANCED INCOME PLUS FUND

Summary Schedule of Investments as of April 29, 2016

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	25,128	25,128	–	–

Total Asset Derivatives	$25,128	$25,128	$–	$–

Liability Derivatives
Futures Contracts	22,861	22,861	–	–

Total Liability Derivatives	$22,861	$22,861	$–	$–

There were no significant transfers between Levels during the period ended April 29, 2016. Transfers between Levels are identified as of the end of the period.

The following table presents Balanced Income Plus Fund’s futures contracts held as of April 29, 2016. Investments and/or cash totaling $299,849 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CBOT 10-Yr. U.S. Treasury Note	(32)	June 2016	($4,177,788)	($4,162,000)	$15,788
CBOT 2-Yr. U.S. Treasury Note	(52)	June 2016	(11,371,591)	(11,368,499)	3,092
CBOT 5-Yr. U.S. Treasury Note	14	June 2016	1,693,278	1,692,797	(481)
CBOT U.S. Long Bond	(3)	June 2016	(496,186)	(489,938)	6,248
CME E-mini S&P 500 Index	9	June 2016	927,748	926,595	(1,153)
CME Ultra Long Term U.S. Treasury Bond	12	June 2016	2,077,352	2,056,125	(21,227)
Total Futures Contracts					$2,267

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 29, 2016, for Balanced Income Plus Fund’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value

Asset Derivatives

Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$25,128
Total Interest Rate Contracts		25,128

Total Asset Derivatives		$25,128

Liability Derivatives

Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	1,153
Total Equity Contracts		1,153

Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	21,708
Total Interest Rate Contracts		21,708

Total Liability Derivatives		$22,861

*

Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The accompanying Notes to Financial Statements are an integral part of this schedule.

BALANCED INCOME PLUS FUND

Summary Schedule of Investments as of April 29, 2016

(unaudited)

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 29, 2016, for Balanced Income Plus Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income

Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	146,859
Total Interest Rate Contracts		146,859

Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	26,577
Total Equity Contracts		26,577

Credit Contracts
Credit Default Swaps	Net realized gains/(losses) on Swap agreements	(11,518)
Total Credit Contracts		(11,518)

Total		$161,918

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 29, 2016, for Balanced Income Plus Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income

Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(19,560)
Total Equity Contracts		(19,560)

Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(40,997)
Total Interest Rate Contracts		(40,997)

Credit Contracts
Credit Default Swaps	Change in net unrealized appreciation/(depreciation) on Swap agreements	(11,011)
Total Credit Contracts		(11,011)

Total		($71,568)

The following table presents Balanced Income Plus Fund’s average volume of derivative activity during the period ended April 29, 2016.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)	Swaps (Notional)*	Swaps (Percentage of Average Net Assets)
Equity Contracts	$448,175	0.2%	N/A	N/A
Interest Rate Contracts	30,314,244	11.0	N/A	N/A
Credit Contracts	N/A	N/A	$59,566	<0.1%

*	Notional amount represents long or short, or both, derivative positions held by the Fund.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.

A summary of transactions for the fiscal year to date, in Balanced Income Plus Fund, is as follows:

Fund	Value October 31, 2015	Gross Purchases	Gross Sales	Shares Held at April 29, 2016	Value April 29, 2016	Income Earned November 1, 2015 - April 29, 2016
Cash Management Trust-Collateral Investment	$8,831,966	$52,758,077	$54,999,973	6,590,070	$6,590,070	$37,809
Cash Management Trust-Short Term Investment	19,990,880	46,446,916	66,437,796	–	–	22,435
Total Value and Income Earned	$28,822,846				$6,590,070	$60,244

The accompanying Notes to Financial Statements are an integral part of this schedule.

OPPORTUNITY INCOME PLUS FUND

Summary Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Bank Loans (29.4%)	Value	% of Net Assets
Basic Materials (1.8%)
	Fortescue Metals Group, Ltd., Term Loan
$2,404,620	4.250%, 6/30/2019[a]	$2,262,675	0.6%
	Ineos US Finance, LLC, Term Loan
2,211,494	3.750%, 12/15/2020[a]	2,186,615	0.5%
	Other Securities^	2,930,899	0.7%

	Total	7,380,189

Capital Goods (0.8%)
	Other Securities^	3,253,502	0.8%

	Total	3,253,502

Communications Services (9.9%)
	Block Communications, Inc., Term Loan
1,595,959	4.000%, 11/7/2021[a]	1,599,949	0.4%
	Cengage Learning Acquisitions, Term Loan
1,706,503	7.000%, 3/31/2020[a]	1,696,145	0.4%
	Grande Communications Networks, LLC, Term Loan
2,222,223	4.500%, 5/29/2020[a]	2,181,489	0.5%
	Level 3 Communications, Inc., Term Loan
2,250,000	4.000%, 8/1/2019[a]	2,255,625	0.6%
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
2,275,000	4.500%, 1/7/2022[a]	2,170,737	0.5%
	LTS Buyer, LLC, Term Loan
1,599,638	4.000%, 4/13/2020[a]	1,594,039	0.4%
	NEP/NCP Holdco, Inc., Term Loan
2,035,339	4.250%, 1/22/2020[a]	1,920,851	0.5%
	NTelos, Inc., Term Loan
2,403,739	5.750%, 11/9/2019[a]	2,397,730	0.6%
	Univision Communications, Inc., Term Loan
1,921,277	4.000%, 3/1/2020[a]	1,918,184	0.5%
	Zayo Group, LLC, Term Loan
2,006,852	3.750%, 5/6/2021[a]	2,005,769	0.5%
	Other Securities^	20,038,385	5.0%

	Total	39,778,903

Consumer Cyclical (4.5%)
	Amaya BV, Term Loan
2,407,267	5.000%, 8/1/2021[a]	2,300,456	0.6%
	J.C. Penney Corporation, Inc., Term Loan
2,217,483	6.000%, 5/22/2018[a]	2,220,942	0.5%
	Mohegan Tribal Gaming Authority, Term Loan
1,605,874	5.500%, 6/15/2018[a]	1,595,162	0.4%
	Scientific Games International, Inc., Term Loan
2,233,587	6.000%, 10/18/2020[a]	2,196,242	0.5%
	Other Securities^	9,913,106	2.5%

	Total	18,225,908

Consumer Non-Cyclical (4.6%)
	Albertson’s, LLC, Term Loan
2,465,656	5.500%, 3/21/2019[a]	2,468,738	0.6%
	Ortho-Clinical Diagnostics, Inc., Term Loan
1,871,549	4.750%, 6/30/2021[a]	1,770,280	0.4%
	Supervalu, Inc., Term Loan
2,254,976	4.500%, 3/21/2019[a]	2,228,548	0.6%
	Valeant Pharmaceuticals International, Inc., Term Loan
4,059,963	5.000%, 4/1/2022[a,b,c]	3,954,404	1.0%
	Other Securities^	8,112,447	2.0%

	Total	18,534,417

Energy (1.5%)
	Other Securities^	6,000,053	1.5%

	Total	6,000,053

Financials (1.4%)
	Other Securities^	5,540,869	1.4%

	Total	5,540,869

Technology (2.9%)
	Avago Technologies Cayman Finance, Ltd., Term Loan
3,350,000	4.250%, 2/1/2023[a,b,c]	3,350,603	0.8%
	First Data Corporation, Term Loan
2,282,348	4.439%, 3/24/2021[a,b,c]	2,287,096	0.6%
	ON Semiconductor Corporation, Term Loan
2,575,000	5.250%, 3/31/2023[a]	2,585,197	0.6%
	Western Digital Corporation, Term Loan
2,425,000	0.000%, 3/16/2023[a,b,c]	2,366,388	0.6%
	Other Securities^	1,148,381	0.3%

	Total	11,737,665

Transportation (1.1%)
	Other Securities^	4,214,816	1.1%

	Total	4,214,816

Utilities (0.9%)
	Intergen NV, Term Loan
2,222,163	5.500%, 6/15/2020[a]	1,949,948	0.5%
	Other Securities^	1,714,936	0.4%

	Total	3,664,884

	Total Bank Loans (cost $125,637,827)	118,331,206

Principal Amount	Long-Term Fixed Income (62.3%)	Value	% of Net Assets
Asset-Backed Securities (4.2%)
	Other Securities^	17,314,720	4.2%

	Total	17,314,720

Basic Materials (0.9%)
	Other Securities^	3,491,121	0.9%

	Total	3,491,121

Capital Goods (2.2%)
	Other Securities^	9,061,021	2.2%

	Total	9,061,021

The accompanying Notes to Financial Statements are an integral part of this schedule.

OPPORTUNITY INCOME PLUS FUND

Summary Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (62.3%)	Value	% of Net Assets
Collateralized Mortgage Obligations (8.0%)
	Alternative Loan Trust
$312,484	5.500%, 5/25/2035	$311,738	0.1%
	Banc of America Mortgage Securities, Inc.
407,330	2.856%, 9/25/2035	371,034	0.1%
	Banc of America Mortgage Trust
332,665	2.807%, 7/25/2035	305,952	0.1%
	Countrywide Home Loan Mortgage Pass Through Trust
402,965	2.728%, 11/25/2035	340,944	0.1%
	Countrywide Home Loans, Inc.
317,332	2.664%, 3/20/2036	272,985	0.1%
	Other Securities^	30,262,664	7.5%

	Total	31,865,317

Communications Services (3.4%)
	Other Securities^	13,794,049	3.4%

	Total	13,794,049

Consumer Cyclical (3.0%)
	Other Securities^	11,986,901	3.0%

	Total	11,986,901

Consumer Non-Cyclical (3.3%)
	Valeant Pharmaceuticals International
469,079	7.250%, 7/15/2022[d]	413,962	0.1%
	VPII Escrow Corporation
500,000	7.500%, 7/15/2021[d]	457,500	0.1%
	Other Securities^	12,312,940	3.1%

	Total	13,184,402

Energy (1.8%)
	Petrobras International Finance Company
720,000	5.750%, 1/20/2020	660,600	0.2%
	Petroleos Mexicanos
797,000	5.500% - 6.875%, 2/4/2019 - 8/4/2026[d]	854,144	0.2%
	Other Securities^	5,851,076	1.4%

	Total	7,365,820

Financials (6.5%)
	Bank of America Corporation
2,064,000	1.694% - 8.000%, 5/2/2017 - 12/29/2049[e,f]	2,127,006	0.6%
	Other Securities^	23,973,168	5.9%

	Total	26,100,174

Foreign Government (15.2%)
	Brazil Government International Bond
5,659,000	2.625% - 5.875%, 1/15/2019 - 1/27/2045	5,263,753	1.3%
	Hungary Government International Bond
1,450,000	5.750%, 11/22/2023	1,640,312	0.4%
1,452,000	5.375%, 3/25/2024	1,613,535	0.4%
	Indonesia Government International Bond
1,900,000	5.125%, 1/15/2045[d]	1,927,628	0.5%
5,000,000	3.375% - 5.875%, 5/5/2021 - 1/8/2026[d]	5,302,613	1.3%
	Mexico Government International Bond
6,652,000	3.600% - 6.050%, 3/15/2022 - 1/23/2046	6,913,239	1.6%
	Peru Government International Bond
2,235,000	4.125%, 8/25/2027	2,388,098	0.6%
	Philippines Government International Bond
1,535,000	3.700%, 3/1/2041	1,638,051	0.4%
2,205,000	3.950% - 7.750%, 1/14/2031 - 1/20/2040	2,930,807	0.8%
	Russia Government International Bond
3,000,000	5.000%, 4/29/2020[d]	3,172,200	0.8%
1,820,000	4.875%, 9/16/2023[d]	1,937,153	0.5%
2,910,900	3.500% - 7.500%, 1/16/2019 - 4/4/2042[d]	3,207,267	0.8%
	Turkey Government International Bond
2,000,000	7.000%, 6/5/2020	2,273,940	0.6%
6,812,000	4.250% - 7.500%, 11/7/2019 - 2/17/2045[c,g]	7,285,336	1.9%
	United Mexican States
1,200,000	4.125%, 1/21/2026	1,260,000	0.3%
	Other Securities^	12,502,058	3.0%

	Total	61,255,990

Mortgage-Backed Securities (8.4%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
2,250,000	3.000%, 5/1/2031[c]	2,353,007	0.6%
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
3,050,000	4.000%, 5/1/2046[c]	3,256,828	0.8%
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
2,550,000	2.500%, 5/1/2031[c]	2,620,573	0.6%
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
12,150,000	3.500%, 5/1/2046[c]	12,732,822	3.1%
7,812,500	4.000%, 5/1/2046[c]	8,345,794	2.1%
4,400,000	4.500%, 5/1/2046[c]	4,790,672	1.2%

	Total	34,099,696

Technology (1.6%)
	Other Securities^	6,608,389	1.6%

	Total	6,608,389

Transportation (0.7%)
	Other Securities^	2,798,401	0.7%

	Total	2,798,401

The accompanying Notes to Financial Statements are an integral part of this schedule.

OPPORTUNITY INCOME PLUS FUND

Summary Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (62.3%)	Value	% of Net Assets
U.S. Government and Agencies (1.3%)
	U.S. Treasury Bonds
$3,650,000	1.625%, 2/15/2026[g]	$3,586,694	0.9%
	U.S. Treasury Notes
1,760,000	1.875% - 2.125%, 6/30/2020 - 6/30/2022	1,817,188	0.4%

	Total	5,403,882

Utilities (1.8%)
	Other Securities^	7,146,093	1.8%

	Total	7,146,093

	Total Long-Term Fixed Income (cost $251,349,242)	251,475,976

Shares	Preferred Stock (2.5%)	Value	% of Net Assets
Consumer Staples (0.1%)
	Other Securities^	397,237	0.1%

	Total	397,237

Financials (2.4%)
707	Bank of America Corporation, Convertible, 7.250%[e]	833,058	0.2%
	Other Securities^	8,773,961	2.2%

	Total	9,607,019

	Total Preferred Stock (cost $9,627,511)	10,004,256

Shares	Registered Investment Companies (2.5%)	Value	% of Net Assets
Equity Funds/ETFs (0.5%)
	Other Securities^	1,831,665	0.5%

	Total	1,831,665

Fixed Income Funds/ETFs (2.0%)
	Other Securities^	8,072,463	2.0%

	Total	8,072,463

	Total Registered Investment Companies (cost $11,410,235)	9,904,128

Shares	Common Stock (0.8%)	Value	% of Net Assets
Energy (0.1%)
	Other Securities^	313,215	0.1%

	Total	313,215

Financials (0.7%)
	Other Securities^	2,924,549	0.7%

	Total	2,924,549

	Total Common Stock (cost $3,566,207)	3,237,764

Shares	Collateral Held for Securities Loaned (2.8%)	Value	% of Net Assets
11,404,416	Thrivent Cash Management Trust	11,404,416	2.8%

	Total Collateral Held for Securities Loaned (cost $11,404,416)	11,404,416

Shares or Principal Amount	Short-Term Investments (12.4%)[h]	Value	% of Net Assets
	Federal Home Loan Bank
5,000,000	0.381%, 5/18/2016[f]	5,000,180	1.2%
	Federal Home Loan Bank Discount Notes
8,835,000	0.200%, 5/3/2016	8,834,938	2.2%
3,000,000	0.230%, 5/4/2016	2,999,958	0.7%
4,000,000	0.250%, 5/11/2016	3,999,748	1.0%
4,000,000	0.240%, 5/13/2016	3,999,696	1.0%
3,200,000	0.230%, 5/17/2016	3,199,667	0.8%
3,000,000	0.240%, 5/18/2016	2,999,667	0.7%
9,880,000	0.252%, 5/24/2016	9,878,488	2.5%
4,100,000	0.275%, 6/17/2016	4,098,508	1.0%
4,000,000	0.285%, 6/22/2016	3,998,384	1.0%
835,000	0.200%, 5/9/2016	834,959	0.2%
	U.S. Treasury Bills
200,000	0.345%, 6/23/2016[i]	199,958	0.1%

	Total Short-Term Investments (cost $50,043,694)	50,044,151

	Total Investments (cost $463,039,132) 112.7%	$454,401,897

	Other Assets and Liabilities, Net (12.7%)	(51,364,077)

	Total Net Assets 100.0%	$403,037,820

^

The Summary Schedule of Investments shows the 50 largest holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of the report date. The remaining securities held are grouped by category as “Other securities”.

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of April 29, 2016, the value of these investments was $57,325,421 or 14.2% of total net assets.

e	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
f	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of April 29, 2016.
g	All or a portion of the security is on loan.
h	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
i	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Opportunity Income Plus Fund held restricted securities as of April 29, 2016. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. As of April 29, 2016, the value of these investments was $9,186,227 or 2.3% of total net assets.

The accompanying Notes to Financial Statements are an integral part of this schedule.

OPPORTUNITY INCOME PLUS FUND

Summary Schedule of Investments as of April 29, 2016

(unaudited)

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Opportunity Income Plus Fund as of April 29, 2016:

Securities Lending Transactions

Taxable Debt Security	$11,032,854

Total lending	$11,032,854
Gross amount payable upon return of collateral for securities loaned	$11,404,416

Net amounts due to counterparty	$371,562

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$5,912,116
Gross unrealized depreciation	(14,348,660)

Net unrealized appreciation (depreciation)	$(8,436,544)

Cost for federal income tax purposes	$462,838,441

The accompanying Notes to Financial Statements are an integral part of this schedule.

OPPORTUNITY INCOME PLUS FUND

Summary Schedule of Investments as of April 29, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 29, 2016, in valuing Opportunity Income Plus Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Bank Loans
Basic Materials	7,380,189	–	7,015,678	364,511
Capital Goods	3,253,502	–	3,253,502	–
Communications Services	39,778,903	–	33,073,947	6,704,956
Consumer Cyclical	18,225,908	–	18,225,908	–
Consumer Non-Cyclical	18,534,417	–	17,498,314	1,036,103
Energy	6,000,053	–	4,012,653	1,987,400
Financials	5,540,869	–	5,540,869	–
Technology	11,737,665	–	11,737,665	–
Transportation	4,214,816	–	2,783,561	1,431,255
Utilities	3,664,884	–	3,664,884	–

Long-Term Fixed Income
Asset-Backed Securities	17,314,720	–	17,314,720	–
Basic Materials	3,491,121	–	3,491,121	–
Capital Goods	9,061,021	–	9,061,021	–
Collateralized Mortgage Obligations	31,865,317	–	31,865,317	–
Communications Services	13,794,049	–	13,794,049	–
Consumer Cyclical	11,986,901	–	11,986,901	–
Consumer Non-Cyclical	13,184,402	–	13,184,402	–
Energy	7,365,820	–	7,365,820	–
Financials	26,100,174	–	26,100,174	–
Foreign Government	61,255,990	–	61,255,990	–
Mortgage-Backed Securities	34,099,696	–	34,099,696	–
Technology	6,608,389	–	6,608,389	–
Transportation	2,798,401	–	2,798,401	–
U.S. Government and Agencies	5,403,882	–	5,403,882	–
Utilities	7,146,093	–	7,146,093	–

Preferred Stock
Consumer Staples	397,237	397,237	–	–
Financials	9,607,019	6,608,500	2,998,519	–

Registered Investment Companies
Fixed Income Funds/ETFs	8,072,463	8,072,463	–	–
Equity Funds/ETFs	1,831,665	1,831,665	–	–

Common Stock
Energy	313,215	313,215	–	–
Financials	2,924,549	2,924,549	–	–
Short-Term Investments	50,044,151	–	50,044,151	–

Subtotal Investments in Securities	$442,997,481	$20,147,629	$411,325,627	$11,524,225

Other Investments*	Total
Collateral Held for Securities Loaned	11,404,416

Subtotal Other Investments	$11,404,416

Total Investments at Value	$454,401,897

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3

Asset Derivatives
Futures Contracts	66,733	66,733	–	–

Total Asset Derivatives	$66,733	$66,733	$–	$–

Liability Derivatives
Futures Contracts	47,881	47,881	–	–

Total Liability Derivatives	$47,881	$47,881	$–	$–

There were no significant transfers between Levels during the period ended April 29, 2016. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Financial Statements are an integral part of this schedule.

OPPORTUNITY INCOME PLUS FUND

Summary Schedule of Investments as of April 29, 2016

(unaudited)

The following table presents Opportunity Income Plus Fund’s futures contracts held as of April 29, 2016. Investments and/or cash totaling $199,958 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CBOT 10-Yr. U.S. Treasury Note	(134)	June 2016	($17,485,181)	($17,428,376)	$56,805
CBOT 2-Yr. U.S. Treasury Note	(167)	June 2016	(36,520,303)	(36,510,375)	9,928
CBOT 5-Yr. U.S. Treasury Note	55	June 2016	6,652,163	6,650,274	(1,889)
CME Ultra Long Term U.S. Treasury Bond	26	June 2016	4,500,930	4,454,938	(45,992)
Total Futures Contracts					$18,852

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 29, 2016, for Opportunity Income Plus Fund’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value

Asset Derivatives

Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$66,733
Total Interest Rate Contracts		66,733
Total Asset Derivatives		$66,733

Liability Derivatives

Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	47,881
Total Interest Rate Contracts		47,881
Total Liability Derivatives		$47,881

*

Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 29, 2016, for Opportunity Income Plus Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income

Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	543,250

Total Interest Rate Contracts		543,250

Credit Contracts
Credit Default Swaps	Net realized gains/(losses) on Swap agreements	(44,583)

Total Credit Contracts		(44,583)

Total		$498,667

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 29, 2016, for Opportunity Income Plus Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income

Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(142,171)

Total Interest Rate Contracts		(142,171)

Credit Contracts
Credit Default Swaps	Change in net unrealized appreciation/(depreciation) on Swap agreements	24,213

Total Credit Contracts		24,213

Total		($117,958)

The accompanying Notes to Financial Statements are an integral part of this schedule.

OPPORTUNITY INCOME PLUS FUND

Summary Schedule of Investments as of April 29, 2016

(unaudited)

The following table presents Opportunity Income Plus Fund’s average volume of derivative activity during the period ended April 29, 2016.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)	Swaps (Notional)*	Swaps (Percentage of Average Net Assets)
Interest Rate Contracts	$89,971,828	22.6%	N/A	N/A
Credit Contracts	N/A	N/A	$21,828	<0.1%

*	Notional amount represents long or short, or both, derivative positions held by the Fund.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.

A summary of transactions for the fiscal year to date, in Opportunity Income Plus Fund, is as follows:

Fund	Value October 31, 2015	Gross Purchases	Gross Sales	Shares Held at April 29, 2016	Value April 29, 2016	Income Earned November 1, 2015 - April 29, 2016
Cash Management Trust-Collateral Investment	$8,644,084	$46,808,848	$44,048,516	11,404,416	$11,404,416	$30,071
Cash Management Trust-Short Term Investment	54,752,388	92,704,685	147,457,073	–	–	54,788
Total Value and Income Earned	$63,396,472				$11,404,416	$84,859

The accompanying Notes to Financial Statements are an integral part of this schedule.

PARTNER EMERGING MARKET EQUITY FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Shares	Common Stock (94.6%)	Value
Brazil (10.3%)
34,980	Banco Bradesco SA ADR	$261,301
9,000	BRF SA	128,042
22,500	Lojas Renner SA	135,095
6,700	Multiplan Empreendimentos Imobiliarios SA	115,522
12,200	Ultrapar Participacoes SA	257,427
22,200	Vale SA ADR	125,874

	Total	1,023,261

Chile (1.2%)
6,300	Banco Santander Chile SA ADR	122,220

	Total	122,220

China (1.4%)
198,000	PetroChina Company, Ltd.	144,863

	Total	144,863

Hong Kong (11.8%)
53,000	AIA Group, Ltd.	317,184
27,500	China Mobile, Ltd.	315,721
66,000	Hang Lung Group, Ltd.	202,440
3,700	Hong Kong Exchanges and Clearing, Ltd.	93,267
18,000	Swire Pacific, Ltd.	195,275
18,600	Swire Properties, Ltd.	48,296

	Total	1,172,183

Hungary (1.3%)
6,500	Richter Gedeon Nyrt	129,126

	Total	129,126

India (15.7%)
40,000	Ambuja Cements, Ltd. GDR	133,272
2,500	Grasim Industries, Ltd. GDR	153,353
3,000	HDFC Bank, Ltd. ADR	188,610
31,445	ICICI Bank, Ltd. ADR	221,687
24,000	Infosys, Ltd. ADR	451,200
50,080	ITC, Ltd. GDR	244,991
3,600	Ultra Tech Cement, Ltd. GDR	171,585

	Total	1,564,698

Indonesia (4.9%)
684,500	Astra International Tbk PT	347,353
93,400	Indocement Tunggal Prakarsa Tbk PT	139,135

	Total	486,488

Luxembourg (1.5%)
5,700	Tenaris SA ADR	154,299

	Total	154,299

Malaysia (1.8%)
87,967	CIMB Group Holdings Berhad	104,968
16,000	Public Bank Berhad	76,535

	Total	181,503

Mexico (7.6%)
3,200	Fomento Economico Mexicano SAB de CV ADR	298,272
1,000	Grupo Aeroportuario del Sureste SAB de CV ADR	153,840
54,000	Grupo Financiero Banorte SAB de CV ADR	307,026

	Total	759,138

Philippines (3.9%)
315,000	Ayala Land, Inc.	232,415
83,000	Bank of the Philippine Islands	160,128

	Total	392,543

Poland (1.7%)
4,121	Bank Pekao SA	167,590

	Total	167,590

Portugal (1.4%)
8,800	Jeronimo Martins SGPS SA	144,077

	Total	144,077

Russia (3.9%)
5,200	Lukoil ADR	221,559
1,178	Magnit PJSC	163,829

	Total	385,388

South Africa (3.7%)
10,900	Massmart Holdings, Ltd.	93,548
8,496	MTN Group, Ltd.	88,941
24,400	Truworths International, Ltd.	182,200

	Total	364,689

South Korea (1.6%)
650	E-Mart Company, Ltd.	104,405
90	NAVER Corporation	53,338

	Total	157,743

Taiwan (4.5%)
31,000	Taiwan Mobile Company, Ltd.	102,187
75,000	Taiwan Semiconductor Manufacturing Company, Ltd.	344,578

	Total	446,765

Thailand (4.7%)
17,900	Siam Cement pcl	250,733
56,000	Siam Commercial Bank pcl	213,416

	Total	464,149

Turkey (5.8%)
68,900	Akbank TAS	211,704
7,800	BIM Birlesik Magazalar AS	171,651
62,500	Turkiye Garanti Bankasi AS	192,389

	Total	575,744

United Kingdom (4.1%)
5,100	BHP Billiton plc	70,000
3,400	SABMiller plc	207,826
16,246	Standard Chartered plc	131,310

	Total	409,136

The accompanying Notes to Financial Statements are an integral part of this schedule.

PARTNER EMERGING MARKET EQUITY FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Shares	Common Stock (94.6%)	Value
United States (1.8%)
2,300	Yum! Brands, Inc.	$182,988

	Total	182,988

	Total Common Stock (cost $10,519,901)	9,428,591

Shares	Preferred Stock (4.4%)
South Korea (4.4%)
480	Samsung Electronics Company, Ltd.	438,378

	Total	438,378

	Total Preferred Stock (cost $480,537)	438,378

	Total Investments (cost $11,000,438) 99.0%	$9,866,969

	Other Assets and Liabilities, Net 1.0%	99,756

	Total Net Assets 100.0%	$9,966,725

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$321,894
Gross unrealized depreciation	(1,456,429)

Net unrealized appreciation (depreciation)	$(1,134,535)

Cost for federal income tax purposes	$11,001,504

The accompanying Notes to Financial Statements are an integral part of this schedule.

PARTNER EMERGING MARKET EQUITY FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 29, 2016, in valuing Partner Emerging Markets Equity Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Common Stock
Consumer Discretionary	952,041	182,988	769,053	–
Consumer Staples	1,452,236	298,272	1,153,964	–
Energy	778,148	154,299	623,849	–
Financials	3,368,008	793,818	2,574,190	–
Health Care	129,126	–	129,126	–
Industrials	349,115	153,840	195,275	–
Information Technology	849,116	451,200	397,916	–
Materials	1,043,952	430,731	613,221	–
Telecommunications Services	506,849	–	506,849	–

Preferred Stock
Information Technology	438,378	–	438,378	–

Subtotal Investments in Securities	$9,866,969	$2,465,148	$7,401,821	$–

Total Investments at Value	$9,866,969

There were no significant transfers between Levels during the period ended April 29, 2016. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.

A summary of transactions for the fiscal year to date, in Partner Emerging Markets Equity Fund, is as follows:

Fund	Value October 31, 2015	Gross Purchases	Gross Sales	Shares Held at April 29, 2016	Value April 29, 2016	Income Earned November 1, 2015 - April 29, 2016
Cash Management Trust-Short Term Investment	$210,247	$720,449	$930,696	–	$–	$131
Total Value and Income Earned	$210,247				$–	$131

The accompanying Notes to Financial Statements are an integral part of this schedule.

SMALL CAP STOCK FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Shares	Common Stock (91.0%)	Value
Consumer Discretionary (10.4%)
77,979	Aaron’s, Inc.	$2,043,830
77,306	Cedar Fair, LP	4,489,159
97,500	Core-Mark Holding Company, Inc.	7,961,850
87,010	G-III Apparel Group, Ltd.[a]	3,937,202
183,110	Houghton Mifflin Harcourt Company[a]	3,755,586
109,847	MDC Partners, Inc.[b]	2,223,303
316,960	Nutrisystem, Inc.	6,979,459
65,030	Oxford Industries, Inc.	4,319,293
65,590	Papa John’s International, Inc.	3,711,738
35,206	Penn National Gaming, Inc.[a]	567,873
384,675	Tuesday Morning Corporation[a]	3,338,979
35,110	Zoe’s Kitchen, Inc.[a,b]	1,316,274

	Total	44,644,546

Consumer Staples (1.9%)
40,174	Casey’s General Stores, Inc.	4,499,488
89,740	WhiteWave Foods Company[a]	3,608,445

	Total	8,107,933

Energy (4.3%)
450,300	Callon Petroleum Company[a]	4,732,653
190,000	Parsley Energy, Inc.[a]	4,449,800
187,140	RPC, Inc.[b]	2,829,557
40,000	RSP Permian, Inc.[a]	1,224,400
535,985	WPX Energy, Inc.[a]	5,177,615

	Total	18,414,025

Financials (25.6%)
12,618	Affiliated Managers Group, Inc.[a]	2,149,098
87,690	Allied World Assurance Company Holdings AG	3,120,010
87,200	American Assets Trust, Inc.	3,459,224
130,085	Ameris Bancorp	4,084,669
89,982	Argo Group International Holdings, Ltd.	4,946,310
241,349	Assured Guaranty, Ltd.	6,243,699
197,836	BBCN Bancorp, Inc.	3,090,198
135,020	CNO Financial Group, Inc.	2,480,317
256,426	CoBiz Financial, Inc.	3,105,319
367,230	Hanmi Financial Corporation	8,490,358
154,541	Horace Mann Educators Corporation	4,806,225
133,140	Houlihan Lokey, Inc.	3,356,459
432,881	Janus Capital Group, Inc.	6,320,063
119,950	PacWest Bancorp	4,795,601
136,060	Parkway Properties, Inc.	2,238,187
43,717	Pebblebrook Hotel Trust	1,208,338
120,500	Physicians Realty Trust	2,184,665
156,740	Primerica, Inc.[b]	7,768,034
113,682	Renasant Corporation	3,903,840
18,300	Sovran Self Storage, Inc.	1,943,826
146,075	Stifel Financial Corporation[a]	4,807,328
27,151	SVB Financial Group[a]	2,831,306
359,360	Synovus Financial Corporation	11,197,658
243,370	Talmer Bancorp, Inc.	4,721,378
198,030	Terreno Realty Corporation	4,509,143
87,420	United Community Banks, Inc.	1,759,765

	Total	109,521,018

Health Care (9.5%)
101,690	Akorn, Inc.[a]	2,588,011
51,510	Align Technology, Inc.[a]	3,718,507
47,730	Analogic Corporation	3,770,193
240,340	Depomed, Inc.[a,b]	4,177,109
67,060	ExamWorks Group, Inc.[a]	2,417,513
29	Greatbatch, Inc.[a]	1,009
50,850	Neurocrine Biosciences, Inc.[a]	2,317,743
129,143	NuVasive, Inc.[a]	6,836,830
156,690	Omnicell, Inc.[a]	4,992,143
47,000	Teleflex, Inc.	7,321,660
35,814	West Pharmaceutical Services, Inc.	2,549,957

	Total	40,690,675

Industrials (17.5%)
14,447	Astec Industries, Inc.	699,235
102,870	AZZ, Inc.	5,649,620
146,380	BWX Technologies, Inc.	4,887,628
72,687	CLARCOR, Inc.	4,271,815
95,980	Curtiss-Wright Corporation	7,350,148
222,601	EMCOR Group, Inc.	10,791,697
23,115	ESCO Technologies, Inc.	889,465
182,760	Granite Construction, Inc.	8,149,268
51,054	HNI Corporation	2,232,081
39,838	Huron Consulting Group, Inc.[a]	2,215,391
76,244	MSA Safety, Inc.	3,666,574
169,451	Progressive Waste Solutions, Ltd.[b]	5,458,017
28,400	Proto Labs, Inc.[a,b]	1,699,172
248,220	Raven Industries, Inc.	3,993,860
38,264	Ritchie Brothers Auctioneers, Inc.[b]	1,097,794
104,660	Tennant Company	5,589,891
213,770	TransUnion[a]	6,402,412

	Total	75,044,068

Information Technology (17.9%)
104,202	Arista Networks, Inc.[a,b]	6,941,937
214,140	Booz Allen Hamilton Holding Corporation	5,903,840
151,920	Broadridge Financial Solutions, Inc.	9,090,893
50,450	Brooks Automation, Inc.	477,257
49,753	CACI International, Inc.[a]	4,783,751
57,200	Criteo SA ADR[a,b]	2,384,668
41,797	DST Systems, Inc.	5,044,062
52,310	Envestnet, Inc.[a]	1,641,488
33,267	FEI Company	2,961,428
126,390	Finisar Corporation[a]	2,080,380
77,490	Guidewire Software, Inc.[a]	4,414,605
49,061	Ixia[a]	496,497
7,281	Littelfuse, Inc.	848,091
280,150	Microsemi Corporation[a]	9,466,269
223,090	National Instruments Corporation	6,150,591
188,004	Pegasystems, Inc.	4,961,426
33,498	Plantronics, Inc.	1,287,998
223,032	Virtusa Corporation[a]	7,926,557

	Total	76,861,738

Materials (2.4%)
63,974	Balchem Corporation	3,925,445
99,679	Chemtura Corporation[a]	2,776,060
47,710	Scotts Miracle-Gro Company	3,376,914

	Total	10,078,419

The accompanying Notes to Financial Statements are an integral part of this schedule.

SMALL CAP STOCK FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Shares	Common Stock (91.0%)	Value
Utilities (1.5%)
23,382	PNM Resources, Inc.	$740,742
90,500	Spire, Inc.	5,788,380

	Total	6,529,122

	Total Common Stock (cost $337,372,839)	389,891,544

Shares	Registered Investment Companies (6.5%)	Value
Equity Funds/ETFs (6.5%)
42,600	iShares Russell 2000 Growth Index Fund	5,711,382
57,700	iShares Russell 2000 Index Fund	6,483,172
63,320	iShares Russell 2000 Value Index Fund	6,026,797
33,920	Market Vectors Oil Service ETF[b]	1,018,957
125,440	Materials Select Sector SPDR Fund[b]	5,908,224
47,780	SPDR S&P Biotech ETF[b]	2,578,687

	Total	27,727,219

	Total Registered Investment Companies (cost $26,912,817)	27,727,219

Shares	Collateral Held for Securities Loaned (8.1%)	Value
34,694,733	Thrivent Cash Management Trust	34,694,733

	Total Collateral Held for Securities Loaned (cost $34,694,733)	34,694,733

Shares or Principal Amount	Short-Term Investments (2.1%)[c]	Value
	Federal Home Loan Bank Discount Notes
2,200,000	0.200%, 5/9/2016	2,199,892
2,000,000	0.250%, 5/16/2016	1,999,806
5,000,000	0.240%, 5/18/2016	4,999,445

	Total Short-Term Investments (cost $9,199,068)	9,199,143

	Total Investments (cost $408,179,457) 107.7%	$461,512,639

	Other Assets and Liabilities, Net (7.7%)	(33,023,837)

	Total Net Assets 100.0%	$428,488,802

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Stock Fund as of April 29, 2016:

Securities Lending Transactions

Common Stock	$33,265,175

Total lending	$33,265,175
Gross amount payable upon return of collateral for securities loaned	$34,694,733

Net amounts due to counterparty	$1,429,558

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$61,509,277
Gross unrealized depreciation	(8,532,611)

Net unrealized appreciation (depreciation)	$52,976,666

Cost for federal income tax purposes	$408,535,973

The accompanying Notes to Financial Statements are an integral part of this schedule.

SMALL CAP STOCK FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 29, 2016, in valuing Small Cap Stock Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Common Stock
Consumer Discretionary	44,644,546	44,644,546	–	–
Consumer Staples	8,107,933	8,107,933	–	–
Energy	18,414,025	18,414,025	–	–
Financials	109,521,018	109,521,018	–	–
Health Care	40,690,675	40,690,675	–	–
Industrials	75,044,068	75,044,068	–	–
Information Technology	76,861,738	76,861,738	–	–
Materials	10,078,419	10,078,419	–	–
Utilities	6,529,122	6,529,122	–	–
Registered Investment Companies
Equity Funds/ETFs	27,727,219	27,727,219	–	–
Short-Term Investments	9,199,143	–	9,199,143	–

Subtotal Investments in Securities	$426,817,906	$417,618,763	$9,199,143	$–

Other Investments*	Total

Collateral Held for Securities Loaned	34,694,733

Subtotal Other Investments	$34,694,733

Total Investments at Value	$461,512,639

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended April 29, 2016. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.

A summary of transactions for the fiscal year to date, in Small Cap Stock Fund, is as follows:

Fund	Value October 31, 2015	Gross Purchases	Gross Sales	Shares Held at April 29, 2016	Value April 29, 2016	Income Earned November 1, 2015 - April 29, 2016
Cash Management Trust-Collateral Investment	$36,769,900	$172,554,456	$174,629,623	34,694,733	$34,694,733	$134,084
Cash Management Trust-Short Term Investment	2,250,791	82,122,367	84,373,158	–	–	9,392
Total Value and Income Earned	$39,020,691				$34,694,733	$143,476

The accompanying Notes to Financial Statements are an integral part of this schedule.

MID CAP STOCK FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Shares	Common Stock (92.7%)	Value
Consumer Discretionary (7.9%)
303,550	Cheesecake Factory, Inc.	$15,484,085
488,550	DISH Network Corporation[a]	24,080,629
272,636	Scripps Networks Interactive, Inc.	16,998,855
245,400	Tempur-Pedic International, Inc.[a]	14,888,418
769,550	Time, Inc.	11,312,385
577,376	Toll Brothers, Inc.[a]	15,762,365

	Total	98,526,737

Consumer Staples (3.5%)
218,750	Ingredion, Inc.	25,175,937
195,349	Molson Coors Brewing Company	18,681,225

	Total	43,857,162

Energy (4.9%)
95,975	Cimarex Energy Company	10,449,758
362,200	Continental Resources, Inc.[a,b]	13,495,572
69,817	HollyFrontier Corporation	2,485,485
522,523	Parsley Energy, Inc.[a]	12,237,489
495,625	Patterson-UTI Energy, Inc.	9,788,594
501,600	RPC, Inc.[b]	7,584,192
25,500	Tesoro Corporation	2,032,095
52,825	World Fuel Services Corporation	2,468,512

	Total	60,541,697

Financials (21.9%)
856,750	Assured Guaranty, Ltd.	22,164,123
193,600	Camden Property Trust	15,629,328
211,450	Digital Realty Trust, Inc.	18,603,371
894,650	Duke Realty Corporation	19,565,996
455,225	First Republic Bank	32,011,422
1,089,809	Host Hotels & Resorts, Inc.	17,240,778
3,665,126	Huntington Bancshares, Inc.	36,871,168
2,151,750	KeyCorp	26,445,007
178,600	M&T Bank Corporation	21,131,952
506,649	Raymond James Financial, Inc.	26,431,878
1,299,300	Zions Bancorporation	35,756,736

	Total	271,851,759

Health Care (11.4%)
163,514	C.R. Bard, Inc.	34,692,765
215,800	Edwards Lifesciences Corporation[a]	22,920,118
821,300	Hologic, Inc.[a]	27,587,467
251,789	Universal Health Services, Inc.	33,659,154
176,650	Waters Corporation	22,992,764

	Total	141,852,268

Industrials (17.8%)
482,200	Actuant Corporation	12,879,562
302,250	AGCO Corporation[b]	16,161,308
238,225	Equifax, Inc.	28,646,556
185,200	Huntington Ingalls Industries, Inc.	26,811,404
787,750	Masco Corporation	24,191,802
781,394	Oshkosh Corporation	38,171,097
1,039,990	Southwest Airlines Company	46,393,954
249,550	WABCO Holdings, Inc.[a]	27,989,528

	Total	221,245,211

Information Technology (19.4%)
175,100	Alliance Data Systems Corporation[a]	35,599,581
1,838,490	Applied Materials, Inc.	37,633,890
833,150	Juniper Networks, Inc.	19,495,710
1,824,312	NVIDIA Corporation	64,817,805
434,353	PayPal Holdings, Inc.[a]	17,017,951
548,600	Progress Software Corporation[a]	14,000,272
435,000	Red Hat, Inc.[a]	31,915,950
1,105,751	Teradyne, Inc.	20,909,752

	Total	241,390,911

Materials (4.0%)
885,300	Owens-Illinois, Inc.[a]	16,342,638
1,321,583	Steel Dynamics, Inc.	33,317,107

	Total	49,659,745

Utilities (1.9%)
512,250	Public Service Enterprise Group, Inc.	23,630,093

	Total	23,630,093

	Total Common Stock (cost $889,102,109)	1,152,555,583

Shares	Collateral Held for Securities Loaned (2.3%)	Value
27,943,650	Thrivent Cash Management Trust	27,943,650

	Total Collateral Held for Securities Loaned (cost $27,943,650)	27,943,650

Shares or Principal Amount	Short-Term Investments (7.5%)[c]	Value
	Federal Agricultural Mortgage Corporation Discount Notes
3,000,000	0.240%, 5/12/2016	2,999,793
	Federal Home Loan Bank Discount Notes
5,000,000	0.240%, 5/4/2016	4,999,930
12,200,000	0.250%, 5/6/2016	12,199,658
7,000,000	0.257%, 5/16/2016	6,999,321
4,455,000	0.260%, 5/20/2016	4,454,443
3,000,000	0.270%, 5/24/2016	2,999,541
3,000,000	0.270%, 5/26/2016	2,999,499
7,000,000	0.285%, 5/31/2016	6,998,593
4,000,000	0.290%, 6/2/2016	3,999,020
5,000,000	0.295%, 6/3/2016	4,998,735
10,000,000	0.290%, 6/7/2016	9,997,150
4,000,000	0.295%, 6/8/2016	3,998,828
4,000,000	0.290%, 6/10/2016	3,998,764
4,000,000	0.295%, 6/17/2016	3,998,544
3,000,000	0.285%, 6/22/2016	2,998,788
3,900,000	0.280%, 6/24/2016	3,898,362
3,000,000	0.335%, 7/20/2016	2,997,894
2,500,000	0.345%, 7/25/2016	2,498,133
	Federal Home Loan Mortgage Corporation Discount Notes
5,000,000	0.235%, 5/9/2016	4,999,755

	Total Short-Term Investments (cost $93,032,599)	93,034,751

	Total Investments (cost $1,010,078,358) 102.5%	$1,273,533,984

	Other Assets and Liabilities, Net (2.5%)	(30,489,356)

	Total Net Assets 100.0%	$1,243,044,628

The accompanying Notes to Financial Statements are an integral part of this schedule.

MID CAP STOCK FUND

Schedule of Investments as of April 29, 2016

(unaudited)

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Stock Fund as of April 29, 2016:

Securities Lending Transactions

Common Stock	$27,097,462

Total lending	$27,097,462
Gross amount payable upon return of collateral for securities loaned	$27,943,650

Net amounts due to counterparty	$846,188

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$276,865,391
Gross unrealized depreciation	(14,267,551)

Net unrealized appreciation (depreciation)	$262,597,840

Cost for federal income tax purposes	$1,010,936,144

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 29, 2016, in valuing Mid Cap Stock Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	98,526,737	98,526,737	–	–
Consumer Staples	43,857,162	43,857,162	–	–
Energy	60,541,697	60,541,697	–	–
Financials	271,851,759	271,851,759	–	–
Health Care	141,852,268	141,852,268	–	–
Industrials	221,245,211	221,245,211	–	–
Information Technology	241,390,911	241,390,911	–	–
Materials	49,659,745	49,659,745	–	–
Utilities	23,630,093	23,630,093	–	–
Short-Term Investments	93,034,751	–	93,034,751	–

Subtotal Investments in Securities	$1,245,590,334	$1,152,555,583	$93,034,751	$–

Other Investments*	Total

Collateral Held for Securities Loaned	27,943,650

Subtotal Other Investments	$27,943,650

Total Investments at Value	$1,273,533,984

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended April 29, 2016. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Financial Statements are an integral part of this schedule.

MID CAP STOCK FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.

A summary of transactions for the fiscal year to date, in Mid Cap Stock Fund, is as follows:

Fund	Value October 31, 2015	Gross Purchases	Gross Sales	Shares Held at April 29, 2016	Value April 29, 2016	Income Earned November 1, 2015 – April 29, 2016
Cash Management Trust-Collateral Investment	$71,928,749	$115,046,098	$159,031,197	27,943,650	$27,943,650	$55,430
Cash Management Trust-Short Term Investment	76,906,562	73,897,198	150,803,760	–	–	62,222
Total Value and Income Earned	$148,835,311				$27,943,650	$117,652

The accompanying Notes to Financial Statements are an integral part of this schedule.

PARTNER WORLDWIDE ALLOCATION FUND

Summary Schedule of Investments as of April 29, 2016

(unaudited)

Shares	Common Stock (87.5%)	Value	% of Net Assets
Australia (5.2%)
294,500	Australia & New Zealand Banking Group, Ltd.	$5,398,182	0.7%
230,700	National Australia Bank, Ltd.	4,733,064	0.7%
	Other Securities^	28,648,925	3.8%

	Total	38,780,171

Austria (0.7%)
90,020	OMV AG	2,708,719	0.4%
	Other Securities^	2,128,520	0.3%

	Total	4,837,239

Belgium (1.1%)
	Other Securities^	8,376,225	1.1%

	Total	8,376,225

Bermuda (<0.1%)
	Other Securities^	320,897	<0.1%

	Total	320,897

Brazil (1.5%)
405,985	Banco Bradesco SA ADR	3,032,708	0.4%
144,412	Ultrapar Participacoes SA	3,047,170	0.4%
	Other Securities^	5,283,346	0.7%

	Total	11,363,224

Canada (3.6%)
42,748	Canadian National Railway Company	2,632,271	0.4%
	Other Securities^	24,085,933	3.2%

	Total	26,718,204

Cayman Islands (0.2%)
	Other Securities^	1,311,069	0.2%

	Total	1,311,069

Chile (0.2%)
	Other Securities^	1,360,832	0.2%

	Total	1,360,832

China (0.4%)
	Other Securities^	3,248,757	0.4%

	Total	3,248,757

Denmark (1.8%)
93,303	Novo Nordisk AS	5,209,517	0.7%
	Other Securities^	8,141,336	1.1%

	Total	13,350,853

Faroe Islands (0.1%)
	Other Securities^	1,026,573	0.1%

	Total	1,026,573

Finland (0.8%)
187,044	UPM-Kymmene Oyj	3,580,428	0.5%
	Other Securities^	2,681,129	0.3%

	Total	6,261,557

France (5.4%)
215,383	AXA SA	5,438,361	0.8%
139,739	Total SA	7,062,554	0.9%
	Other Securities^	27,473,557	3.7%

	Total	39,974,472

Germany (6.1%)
166,542	Deutsche Telekom AG	2,923,397	0.4%
49,452	SAP SE	3,880,075	0.5%
79,429	Siemens AG	8,312,147	1.1%
	Other Securities^	30,070,157	4.1%

	Total	45,185,776

Hong Kong (2.9%)
748,400	AIA Group, Ltd.	4,478,879	0.6%
321,500	China Mobile, Ltd.	3,691,068	0.5%
	Other Securities^	13,034,190	1.8%

	Total	21,204,137

Hungary (0.2%)
	Other Securities^	1,490,117	0.2%

	Total	1,490,117

India (2.6%)
218,191	Housing Development Finance Corporation	3,575,542	0.5%
162,000	Infosys, Ltd.	2,947,075	0.4%
598,864	ITC, Ltd.	2,931,857	0.4%
58,428	Ultra Tech Cement, Ltd.	2,781,670	0.4%
	Other Securities^	6,715,205	0.9%

	Total	18,951,349

Indonesia (0.7%)
6,812,300	Astra International Tbk PT	3,456,935	0.5%
	Other Securities^	1,536,742	0.2%

	Total	4,993,677

Ireland (1.3%)
32,600	DCC plc	2,891,471	0.4%
	Other Securities^	6,431,127	0.9%

	Total	9,322,598

Israel (0.3%)
	Other Securities^	2,102,341	0.3%

	Total	2,102,341

Italy (2.3%)
226,298	Assicurazioni Generali SPA	3,460,023	0.5%
	Other Securities^	13,898,732	1.8%

	Total	17,358,755

Japan (17.2%)
89,400	Fuji Heavy Industries, Ltd.	2,935,449	0.4%
241,800	Honda Motor Company, Ltd.	6,525,164	0.9%
2,011,200	Mizuho Financial Group, Inc.	3,014,612	0.4%
115,612	MS and AD Insurance Group Holdings, Inc.	3,053,486	0.4%
158,000	Sekisui House, Ltd.	2,743,407	0.4%
203,600	Toyota Motor Corporation	10,320,432	1.4%

The accompanying Notes to Financial Statements are an integral part of this schedule.

PARTNER WORLDWIDE ALLOCATION FUND

Summary Schedule of Investments as of April 29, 2016

(unaudited)

Shares	Common Stock (87.5%)	Value	% of Net Assets
Japan (17.2%) - continued
	Other Securities^	$98,716,018	13.3%

	Total	127,308,568

Jersey (0.1%)
	Other Securities^	1,037,871	0.1%

	Total	1,037,871

Luxembourg (0.6%)
	Other Securities^	4,271,498	0.6%

	Total	4,271,498

Malaysia (0.3%)
	Other Securities^	2,177,642	0.3%

	Total	2,177,642

Mexico (1.2%)
36,500	Fomento Economico Mexicano SAB de CV ADR	3,402,165	0.4%
613,813	Grupo Financiero Banorte SAB de CV ADR	3,489,939	0.5%
	Other Securities^	2,282,774	0.3%

	Total	9,174,878

Netherlands (2.2%)
783,428	Aegon NV	4,504,214	0.6%
78,027	Unilever NV	3,427,731	0.5%
	Other Securities^	8,159,516	1.1%

	Total	16,091,461

New Zealand (0.2%)
	Other Securities^	1,517,119	0.2%

	Total	1,517,119

Norway (1.1%)
	Other Securities^	7,822,443	1.1%

	Total	7,822,443

Philippines (0.6%)
3,800,800	Ayala Land, Inc.	2,804,322	0.4%
	Other Securities^	1,875,938	0.2%

	Total	4,680,260

Poland (0.3%)
	Other Securities^	1,866,545	0.3%

	Total	1,866,545

Portugal (0.3%)
	Other Securities^	1,969,574	0.3%

	Total	1,969,574

Russia (0.6%)
	Other Securities^	4,733,870	0.6%

	Total	4,733,870

Singapore (0.9%)
320,400	United Overseas Bank, Ltd.	4,415,309	0.6%
	Other Securities^	1,926,172	0.3%

	Total	6,341,481

South Africa (0.7%)
	Other Securities^	5,223,036	0.7%

	Total	5,223,036

South Korea (0.3%)
	Other Securities^	1,878,114	0.3%

	Total	1,878,114

Spain (1.8%)
98,800	Enagas SA	3,016,373	0.4%
409,356	Iberdrola SA	2,914,113	0.4%
	Other Securities^	7,594,402	1.0%

	Total	13,524,888

Sweden (2.1%)
	Other Securities^	15,634,276	2.1%

	Total	15,634,276

Switzerland (4.7%)
54,059	Nestle SA	4,034,947	0.6%
43,659	Novartis AG	3,322,549	0.5%
3,900	Roche Holding AG-BR	999,819	0.1%
31,829	Roche Holding AG-Genusschein	8,053,031	1.1%
	Other Securities^	18,676,179	2.4%

	Total	35,086,525

Taiwan (0.6%)
811,362	Taiwan Semiconductor Manufacturing Company, Ltd.	3,727,697	0.5%
	Other Securities^	1,058,460	0.1%

	Total	4,786,157

Thailand (0.7%)
196,250	Siam Cement pcl	2,748,959	0.4%
	Other Securities^	2,472,199	0.3%

	Total	5,221,158

Turkey (0.9%)
	Other Securities^	6,442,981	0.9%

	Total	6,442,981

United Kingdom (12.5%)
83,479	British American Tobacco plc	5,089,907	0.7%
1,430,471	HSBC Holdings plc	9,479,588	1.3%
79,845	Imperial Brands plc	4,341,445	0.6%
139,879	Royal Dutch Shell plc, Class B	3,672,518	0.5%
1,042,597	Taylor Wimpey plc	2,812,474	0.4%
	Other Securities^	67,520,099	9.0%

	Total	92,916,031

The accompanying Notes to Financial Statements are an integral part of this schedule.

PARTNER WORLDWIDE ALLOCATION FUND

Summary Schedule of Investments as of April 29, 2016

(unaudited)

Shares	Common Stock (87.5%)	Value	% of Net Assets
United States (0.2%)
	Other Securities^	$1,837,836	0.2%

	Total	1,837,836

	Total Common Stock (cost $626,637,544)	649,083,035

Principal Amount	Long-Term Fixed Income (8.7%)	Value	% of Net Assets
Angola (0.1%)
	Other Securities^	390,520	0.1%

	Total	390,520

Argentina (0.4%)
	Other Securities^	3,025,844	0.4%

	Total	3,025,844

Armenia (<0.1%)
	Other Securities^	208,688	<0.1%

	Total	208,688

Azerbaijan (<0.1%)
	Other Securities^	188,709	<0.1%

	Total	188,709

Belize (<0.1%)
	Other Securities^	77,463	<0.1%

	Total	77,463

Bermuda (0.1%)
	Other Securities^	480,619	0.1%

	Total	480,619

Brazil (0.5%)
	Other Securities^	3,112,073	0.5%

	Total	3,112,073

Bulgaria (0.1%)
	Other Securities^	744,199	0.1%

	Total	744,199

Cameroon (<0.1%)
	Other Securities^	195,760	<0.1%

	Total	195,760

Cayman Islands (<0.1%)
	Other Securities^	72,825	<0.1%

	Total	72,825

Chile (0.3%)
	Other Securities^	2,349,765	0.3%

	Total	2,349,765

Colombia (0.4%)
	Other Securities^	2,490,215	0.4%

	Total	2,490,215

Costa Rica (0.3%)
	Other Securities^	2,158,755	0.3%

	Total	2,158,755

Croatia (0.2%)
	Other Securities^	1,180,552	0.2%

	Total	1,180,552

Czech Republic (<0.1%)
	Other Securities^	150,148	<0.1%

	Total	150,148

Dominican Republic (0.6%)
	Other Securities^	4,106,163	0.6%

	Total	4,106,163

Ecuador (0.1%)
	Other Securities^	608,505	0.1%

	Total	608,505

El Salvador (0.2%)
	Other Securities^	1,155,305	0.2%

	Total	1,155,305

France (<0.1%)
	Other Securities^	284,200	<0.1%

	Total	284,200

Gabon (0.1%)
	Other Securities^	707,783	0.1%

	Total	707,783

Ghana (0.1%)
	Other Securities^	786,842	0.1%

	Total	786,842

Guatemala (0.2%)
	Other Securities^	1,123,661	0.2%

	Total	1,123,661

Honduras (0.1%)
	Other Securities^	777,975	0.1%

	Total	777,975

Hong Kong (<0.1%)
	Other Securities^	200,444	<0.1%

	Total	200,444

Hungary (0.5%)
	Other Securities^	3,423,185	0.5%

	Total	3,423,185

India (<0.1%)
	Other Securities^	267,500	<0.1%

	Total	267,500

The accompanying Notes to Financial Statements are an integral part of this schedule.

PARTNER WORLDWIDE ALLOCATION FUND

Summary Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (8.7%)	Value	% of Net Assets
Indonesia (0.5%)
	Other Securities^	$3,366,044	0.5%

	Total	3,366,044

Iraq (0.1%)
	Other Securities^	355,050	0.1%

	Total	355,050

Israel (<0.1%)
	Other Securities^	221,200	<0.1%

	Total	221,200

Ivory Coast (<0.1%)
	Other Securities^	299,252	<0.1%

	Total	299,252

Japan (<0.1%)
	Other Securities^	404,280	<0.1%

	Total	404,280

Kazakhstan (0.1%)
	Other Securities^	917,666	0.1%

	Total	917,666

Kenya (0.1%)
	Other Securities^	404,243	0.1%

	Total	404,243

Luxembourg (0.2%)
	Other Securities^	1,628,035	0.2%

	Total	1,628,035

Macedonia, The Former Yugoslav Republic Of (0.1%)
	Other Securities^	391,219	0.1%

	Total	391,219

Mexico (0.6%)
	Other Securities^	4,503,578	0.6%

	Total	4,503,578

Netherlands (<0.1%)
	Other Securities^	310,385	<0.1%

	Total	310,385

Nigeria (<0.1%)
	Other Securities^	186,448	<0.1%

	Total	186,448

Pakistan (0.1%)
	Other Securities^	482,705	0.1%

	Total	482,705

Panama (0.1%)
	Other Securities^	393,653	0.1%

	Total	393,653

Paraguay (0.2%)
	Other Securities^	1,475,049	0.2%

	Total	1,475,049

Peru (0.1%)
	Other Securities^	1,046,170	0.1%

	Total	1,046,170

Philippines (<0.1%)
	Other Securities^	482,509	<0.1%

	Total	482,509

Russia (0.2%)
	Other Securities^	1,661,512	0.2%

	Total	1,661,512

South Africa (0.2%)
	Other Securities^	1,760,571	0.2%

	Total	1,760,571

South Korea (<0.1%)
	Other Securities^	199,687	<0.1%

	Total	199,687

Sri Lanka (0.2%)
	Other Securities^	1,538,601	0.2%

	Total	1,538,601

Supranational (0.1%)
	Other Securities^	549,033	0.1%

	Total	549,033

Turkey (0.3%)
	Other Securities^	2,456,999	0.3%

	Total	2,456,999

Ukraine (0.1%)
	Other Securities^	326,540	0.1%

	Total	326,540

United Arab Emirates (0.1%)
	Other Securities^	399,402	0.1%

	Total	399,402

United States (0.4%)
	HSBC Bank USA NA
$1,281,000	6.000% - 10.000%, 1/5/2017 - 8/15/2040[a,c]	578,865	0.1%
	Other Securities^	2,539,554	0.3%

	Total	3,118,419

Venezuela (0.4%)
	Other Securities^	3,114,763	0.4%

	Total	3,114,763

The accompanying Notes to Financial Statements are an integral part of this schedule.

PARTNER WORLDWIDE ALLOCATION FUND

Summary Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (8.7%)	Value	% of Net Assets
Vietnam (0.1%)
	Other Securities^	$423,207	0.1%

	Total	423,207

Virgin Islands, British (<0.1%)
	Other Securities^	178,075	<0.1%

	Total	178,075

Zambia (0.1%)
	Other Securities^	1,114,240	0.1%

	Total	1,114,240

	Total Long-Term Fixed Income (cost $66,506,031)	63,976,233

Shares	Preferred Stock (1.1%)	Value	% of Net Assets
Brazil (0.1%)
	Other Securities^	1,186,220	0.1%

	Total	1,186,220

Germany (0.3%)
	Other Securities^	2,177,554	0.3%

	Total	2,177,554

South Korea (0.7%)
5,560	Samsung Electronics Company, Ltd.	5,077,886	0.7%

	Total	5,077,886

	Total Preferred Stock (cost $8,195,421)	8,441,660

Shares	Collateral Held for Securities Loaned (0.6%)	Value	% of Net Assets
4,459,395	Thrivent Cash Management Trust	4,459,395	0.6%

	Total Collateral Held for Securities Loaned (cost $4,459,395)	4,459,395

Shares or Principal Amount	Short-Term Investments (1.7%)[b]		% of Net Assets
	Federal Home Loan Bank Discount Notes
4,560,000	0.200%, 5/9/2016	4,559,776	0.6%
2,850,000	0.230%, 5/17/2016	2,849,704	0.4%
5,120,000	0.240%, 5/24/2016	5,119,217	0.7%
	Other Securities^	499,686	<0.1%

	Total Short-Term Investments (cost $13,028,238)	13,028,383

	Total Investments (cost $718,826,629) 99.6%	$738,988,706

	Other Assets and Liabilities, Net 0.4%	2,790,338

	Total Net Assets 100.0%	$741,779,044

^

The Summary Schedule of Investments shows the 50 largest holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of the report date. The remaining securities held are grouped by category as “Other securities”.

a	Principal amount is displayed in Brazilian Real. Security is linked to Brazilian Government Bonds due August 15, 2040.
b	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
c	Principal amount is displayed in Brazilian Real. Security is linked to Brazilian Government Bonds due January 1, 2017.

Partner Worldwide Allocation Fund held restricted securities as of April 29, 2016. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. As of April 29, 2016, the value of these investments was $3,284,018 or 0.4% of total net assets.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Partner Worldwide Allocation Fund as of April 29, 2016:

Securities Lending Transactions

Common Stock	$4,214,861

Total lending	$4,214,861
Gross amount payable upon return of collateral for securities loaned	$4,459,395

Net amounts due to counterparty	$244,534

Definitions:

ADR	- American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$62,995,646
Gross unrealized depreciation	(45,141,113)

Net unrealized appreciation (depreciation)	$17,854,533

Cost for federal income tax purposes	$721,134,173

The accompanying Notes to Financial Statements are an integral part of this schedule.

PARTNER WORLDWIDE ALLOCATION FUND

Summary Schedule of Investments as of April 29, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 29, 2016, in valuing Partner Worldwide Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Common Stock
Consumer Discretionary	111,087,526	1,837,836	109,249,690	–
Consumer Staples	74,478,088	3,402,165	71,075,923	–
Energy	36,298,053	2,003,180	34,294,873	–
Financials^	157,648,268	4,599,548	153,048,379	341
Health Care	51,572,232	1,738,915	49,833,317	–
Industrials	86,747,408	3,118,195	83,629,213	–
Information Technology	40,705,692	–	40,705,682	10
Materials	49,746,880	578,088	49,104,926	63,866
Telecommunications Services	25,677,145	–	25,677,145	–
Utilities	15,121,743	–	15,121,743	–

Long-Term Fixed Income
Basic Materials	769,500	–	769,500	–
Capital Goods	315,808	–	315,808	–
Communications Services	2,659,879	–	2,659,879	–
Consumer Cyclical	368,906	–	368,906	–
Consumer Non-Cyclical^	1,337,623	–	1,337,623	0
Energy	5,213,039	–	5,213,039	–
Financials	5,048,919	–	5,048,919	–
Foreign Government	42,531,374	–	42,531,374	–
Transportation	940,100	–	940,100	–
U.S. Government and Agencies	2,211,965	–	2,211,965	–
U.S. Municipal	773,528	–	773,528	–
Utilities	1,805,592	–	1,805,592	–

Preferred Stock
Consumer Discretionary	2,177,554	–	2,177,554	–
Information Technology	5,077,886	–	5,077,886	–
Materials	1,186,220	1,186,220	–	–
Short-Term Investments	13,028,383	–	13,028,383	–

Subtotal Investments in Securities	$734,529,311	$18,464,147	$716,000,947	$64,217

Other Investments*	Total
Collateral Held for Securities Loaned	4,459,395

Subtotal Other Investments	$4,459,395

Total Investments at Value	$738,988,706

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3

Asset Derivatives
Futures Contracts	117,113	117,113	–	–
Foreign Currency Forward Contracts	428,749	–	428,749	–

Total Asset Derivatives	$545,862	$117,113	$428,749	$–

Liability Derivatives
Futures Contracts	193,542	193,542	–	–
Foreign Currency Forward Contracts	528,395	–	528,395	–

Total Liability Derivatives	$721,937	$193,542	$528,395	$–

There were no significant transfers between Levels during the period ended April 29, 2016. Transfers between Levels are identified as of the end of the period.

^ Level 3 security in this section is fair valued at <$1.

The accompanying Notes to Financial Statements are an integral part of this schedule.

PARTNER WORLDWIDE ALLOCATION FUND

Summary Schedule of Investments as of April 29, 2016

(unaudited)

The following table presents Partner Worldwide Allocation Fund’s futures contracts held as of April 29, 2016. Investments and/or cash totaling $858,484 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/ (Loss)
CBOT 10-Yr. U.S. Treasury Note	33	June 2016	$4,292,340	$4,292,063	($277)
CBOT 2-Yr. U.S. Treasury Note	42	June 2016	9,181,303	9,182,249	946
CBOT 5-Yr. U.S. Treasury Note	3	June 2016	361,488	362,743	1,255
CBOT U.S. Long Bond	38	June 2016	6,291,486	6,205,875	(85,611)
CME 3 Month Eurodollar Futures	(36)	September 2016	(8,836,151)	(8,929,800)	(93,649)
CME Ultra Long Term U.S. Treasury Bond	(11)	June 2016	(1,899,099)	(1,884,781)	14,318
Eurex 10-yr. Euro Bund	(11)	June 2016	(2,048,027)	(2,040,237)	7,790
Eurex 2-Yr. Euro SCHATZ	(14)	June 2016	(1,794,777)	(1,791,921)	2,856
Eurex 30-Yr. Euro BUXL	(2)	June 2016	(381,422)	(374,616)	6,806
Eurex 5-Yr. Euro BOBL	(8)	June 2016	(1,203,156)	(1,199,193)	3,963
Eurex Euro STOXX 50 Index	19	June 2016	655,731	649,418	(6,313)
FTSE 100 Index	4	June 2016	356,295	363,068	6,773
ICE mini MSCI EAFE Index	31	June 2016	2,506,271	2,575,945	69,674
SFE S&P ASX Share Price Index 200	2	June 2016	196,138	198,870	2,732
SGX MSCI Singapore Index	2	May 2016	48,355	47,277	(1,078)
TSE Tokyo Price Index	3	June 2016	380,628	374,014	(6,614)
Total Futures Contracts					($76,429)

The accompanying Notes to Financial Statements are an integral part of this schedule.

PARTNER WORLDWIDE ALLOCATION FUND

Summary Schedule of Investments as of April 29, 2016

(unaudited)

The following table presents Partner Worldwide Allocation Fund’s foreign currency forward contracts held as of April 29, 2016.

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/ Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)

Purchases
Brazilian Real	RBC	257,515	5/3/2016	$72,139	$74,777	$2,638
Brazilian Real	MSC	832,179	5/3/2016	234,000	241,647	7,647
Brazilian Real	DB	86,877	6/2/2016	24,465	25,260	795
Brazilian Real	BNP	1,928,634	6/2/2016	542,414	554,521	12,107
Brazilian Real	BOA	416,663	5/3/2016	117,588	120,989	3,401
Brazilian Real	HSBC	422,276	5/3/2016	117,000	122,620	5,620
Chinese Yuan	DB	6,719,056	5/19/2016 - 9/1/2016	1,009,710	1,032,542	22,832
Chinese Yuan	WBC	941,482	9/1/2016	137,000	144,584	7,584
Chinese Yuan	SB	10,204,453	6/15/2016 - 9/1/2016	1,533,102	1,569,304	36,202
Chinese Yuan	HSBC	12,777,774	7/14/2016 - 9/1/2016	1,917,440	1,964,256	46,816
Chinese Yuan	JPM	12,318,461	6/15/2016 - 9/1/2016	1,852,167	1,894,583	42,416
Chinese Yuan	BB	6,729,470	5/19/2016 - 9/1/2016	1,009,989	1,034,141	24,152
Chinese Yuan	BNP	3,392,805	9/1/2016	498,063	521,037	22,974
Chinese Yuan	CITI	5,325,438	9/1/2016	780,934	817,833	36,899
Chinese Yuan	MSC	525,045	9/1/2016	76,994	80,632	3,638
Colombian Peso	RBS	1,125,133,750	5/4/2016 - 6/15/2016	378,014	394,691	16,677
Colombian Peso	JPM	454,330,500	5/2/2016 - 6/2/2016	155,751	159,151	3,400
Colombian Peso	CSFB	923,791,872	5/2/2016 - 5/13/2016	303,627	323,844	20,217
Euro	JPM	101,000	6/15/2016	114,145	115,805	1,660
Hungarian Forint	BNP	37,484,287	6/15/2016	136,701	137,637	936
Indian Rupee	UBS	7,809,907	6/3/2016	117,000	117,743	743
Indian Rupee	CITI	8,649	5/27/2016	129	130	1
Indonesian Rupiah	MSC	1,238,416,567	5/2/2016	93,037	93,866	829
Indonesian Rupiah	CITI	7,028,140,748	5/2/2016 - 6/3/2016	530,762	531,715	953
Indonesian Rupiah	HSBC	1,478,933,830	6/7/2016	111,089	111,488	399
Indonesian Rupiah	JPM	3,021,097,644	5/23/2016 - 6/3/2016	228,789	228,109	(680)
Malaysian Ringgit	SB	478,735	5/4/2016	123,545	122,515	(1,030)
Malaysian Ringgit	MSC	936,465	5/4/2016	240,705	239,720	(985)
Malaysian Ringgit	WBC	1,253,026	5/4/2016 - 5/13/2016	322,114	320,633	(1,481)
Malaysian Ringgit	JPM	1,106,662	5/4/2016 - 6/3/2016	282,698	283,009	311
Malaysian Ringgit	HSBC	446,879	5/4/2016	115,000	114,362	(638)
Mexican Peso	RBC	46,247,219	6/15/2016	2,653,783	2,676,283	22,500
New Taiwan Dollar	HSBC	4,567,318	6/3/2016	141,316	141,687	371
New Taiwan Dollar	CITI	7,459,716	5/23/2016	232,000	231,379	(621)
New Taiwan Dollar	UBS	14,638,020	6/3/2016	452,909	454,101	1,192
Polish Zloty	JPM	5,324,450	6/15/2016	1,390,954	1,395,160	4,206
Polish Zloty	UBS	453,545	6/15/2016	116,663	118,842	2,179
Russian Ruble	CSFB	21,821,689	5/13/2016 - 5/19/2016	327,066	335,823	8,757
Russian Ruble	CITI	51,691,351	5/11/2016 - 5/19/2016	758,598	795,805	37,207
Russian Ruble	JPM	6,328,170	5/12/2016	94,715	97,426	2,711
Russian Ruble	MSC	20,419,641	5/6/2016 - 5/31/2016	306,490	314,379	7,889
South African Rand	BB	2,766,497	6/15/2016	190,929	192,577	1,648
South Korean Won	SB	129,700,194	5/25/2016	114,000	113,858	(142)
South Korean Won	BB	133,718,949	6/3/2016	117,000	117,359	359
South Korean Won	JPM	133,555,968	6/3/2016	117,000	117,216	216
Turkish Lira	JPM	169,361	6/15/2016	59,145	59,784	639
Turkish Lira	HSBC	333,442	6/15/2016	117,000	117,704	704
United Arab Emirates	BNP	8,188,967	12/7/2016	2,228,048	2,228,958	910
Total Purchases				$22,593,727	$23,001,485	$407,758

Sales
Brazilian Real	BNP	4,718,387	5/3/2016 - 6/2/2016	$1,308,281	$1,362,142	($53,861)
Chinese Yuan	WBC	2,887,989	9/1/2016	434,000	443,511	(9,511)
Chinese Yuan	HSBC	16,722,858	7/14/2016 - 9/1/2016	2,505,156	2,570,107	(64,951)
Chinese Yuan	BOA	734,716	6/15/2016	111,000	113,095	(2,095)
Chinese Yuan	JPM	12,944,002	7/11/2016 - 9/1/2016	1,947,442	1,989,832	(42,390)
Chinese Yuan	SB	12,023,384	7/21/2016 - 9/1/2016	1,823,100	1,847,667	(24,567)
Chinese Yuan	DB	10,735,147	5/19/2016 - 9/1/2016	1,613,545	1,649,299	(35,754)
Chinese Yuan	CITI	980,884	9/1/2016	149,998	150,635	(637)
Chinese Yuan	BB	10,895,369	5/19/2016 - 9/1/2016	1,633,906	1,673,903	(39,997)
Colombian Peso	CITI	301,459,973	5/13/2016 - 5/18/2016	99,886	105,611	(5,725)
Colombian Peso	RBS	631,426,368	5/4/2016 - 5/16/2016	218,497	221,554	(3,057)
Colombian Peso	JPM	227,165,250	5/2/2016	77,452	79,715	(2,263)

The accompanying Notes to Financial Statements are an integral part of this schedule.

PARTNER WORLDWIDE ALLOCATION FUND

Summary Schedule of Investments as of April 29, 2016

(unaudited)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)

Sales
Colombian Peso	BNP	57,304,000	5/18/2016	$19,000	$20,070	($1,070)
Colombian Peso	CSFB	745,185,425	5/2/2016 - 5/16/2016	250,716	261,215	(10,499)
Colombian Peso	DB	544,294,842	5/16/2016 - 5/18/2016	180,527	190,664	(10,137)
Czech Republic Korun	MSC	2,957,362	6/8/2016	123,899	125,437	(1,538)
Euro	MSC	276,013	5/19/2016	312,389	316,208	(3,819)
Euro	JPM	4,503,977	5/19/2016 - 6/15/2016	5,063,207	5,161,052	(97,845)
Euro	SSB	123,572	5/19/2016	139,463	141,567	(2,104)
Euro	BNP	272,122	5/19/2016 - 6/15/2016	308,297	311,866	(3,569)
Euro	UBS	705,357	5/19/2016 - 6/15/2016	795,058	808,175	(13,117)
Euro	SB	1,220,061	6/15/2016	1,380,316	1,398,905	(18,589)
Hong Kong Dollar	BB	1,780,532	6/15/2016	229,610	229,656	(46)
Hungarian Forint	JPM	31,417,040	6/15/2016	114,145	115,359	(1,214)
Indonesian Rupiah	CITI	4,272,621,643	5/2/2016	323,648	323,844	(196)
Indonesian Rupiah	BNP	781,447,521	6/7/2016	59,138	58,909	229
Indonesian Rupiah	MSC	2,319,023,565	5/2/2016 - 6/3/2016	175,500	175,385	115
Indonesian Rupiah	DB	799,584,923	6/7/2016	60,210	60,276	(66)
Malaysian Ringgit	MSC	936,465	5/4/2016	240,687	239,654	1,033
Malaysian Ringgit	CITI	463,950	6/21/2016	118,779	118,382	397
Malaysian Ringgit	HSBC	446,879	5/4/2016	114,864	114,394	470
Malaysian Ringgit	SB	478,735	5/4/2016	123,052	122,548	504
Malaysian Ringgit	JPM	1,290,254	5/4/2016 - 6/14/2016	331,480	329,832	1,648
Malaysian Ringgit	WBC	634,276	5/4/2016	162,153	162,320	(167)
Mexican Peso	BNP	4,057,587	6/15/2016	232,000	234,809	(2,809)
Mexican Peso	RBC	6,299,885	5/10/2016	349,499	365,810	(16,311)
Mexican Peso	JPM	4,010,792	6/15/2016	233,000	233,123	(123)
Mexican Peso	MSC	2,026,428	6/15/2016	117,000	117,268	(268)
New Taiwan Dollar	CITI	11,837,106	5/27/2016	365,456	367,178	(1,722)
New Taiwan Dollar	BNP	13,639,738	6/3/2016	421,370	423,132	(1,762)
New Taiwan Dollar	HSBC	9,149,481	6/3/2016	283,595	283,835	(240)
New Taiwan Dollar	JPM	6,520,853	5/13/2016	200,951	202,225	(1,274)
Russian Ruble	CITI	38,497,316	5/12/2016 - 5/16/2016	590,045	592,589	(2,544)
Russian Ruble	MSC	21,921,241	5/6/2016 - 5/31/2016	328,853	337,331	(8,478)
Russian Ruble	CSFB	26,728,610	5/12/2016 - 5/31/2016	401,000	411,255	(10,255)
Singapore Dollar	DB	914,613	6/15/2016	679,529	679,598	(69)
South African Rand	MSC	670,917	6/15/2016	47,000	47,131	(131)
South Korean Won	JPM	133,076,850	5/20/2016	115,000	116,817	(1,817)
South Korean Won	MSC	134,583,000	5/27/2016	117,120	118,146	(1,026)
South Korean Won	BNP	250,724,128	6/10/2016	219,128	220,076	(948)
South Korean Won	CITI	544,939,043	5/20/2016 - 6/10/2016	478,832	478,335	497
Thai Baht	DB	11,899,845	6/21/2016	338,979	340,365	(1,386)
Turkish Lira	RBS	332,559	6/15/2016	116,000	117,393	(1,393)
United Arab Emirates	BNP	8,188,967	12/7/2016	2,218,000	2,228,957	(10,957)
Total Sales				$30,400,758	$30,908,162	($507,404)
Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts						($99,646)

Counterparty
BOA	-	Bank of America
BB	-	Barclays Bank
BNP	-	BNP Paribas
CITI	-	Citibank
CSFB	-	CS First Boston Corporation
DB	-	Deutsche Bank
HSBC	-	HSBC Securities, Inc.
JPM	-	J.P. Morgan
MSC	-	Morgan Stanley & Company
RBC	-	The Royal Bank of Canada
RBS	-	The Royal Bank of Scotland
SB	-	Standard Bank plc
SSB	-	State Street Bank
UBS	-	UBS Securities, Ltd.
WBC	-	Westpac Banking Corporation

The accompanying Notes to Financial Statements are an integral part of this schedule.

PARTNER WORLDWIDE ALLOCATION FUND

Summary Schedule of Investments as of April 29, 2016

(unaudited)

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 29, 2016, for Partner Worldwide Allocation Fund’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value

Asset Derivatives

Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$79,179
Total Equity Contracts		79,179

Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	37,934
Total Interest Rate Contracts		37,934

Foreign Exchange Contracts
Forward Contracts	Net Assets - Net unrealized appreciation/(depreciation) on Foreign currency forward contracts	428,749
Total Foreign Exchange Contracts		428,749

Total Asset Derivatives		$545,862

Liability Derivatives

Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	14,005
Total Equity Contracts		14,005

Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	179,537
Total Interest Rate Contracts		179,537

Foreign Exchange Contracts
Forward Contracts	Net Assets - Net unrealized appreciation/(depreciation) on Foreign currency forward contracts	528,395
Total Foreign Exchange Contracts		528,395

Total Liability Derivatives		$721,937

*

Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 29, 2016, for Partner Worldwide Allocation Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income

Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	101,970
Total Interest Rate Contracts		101,970

Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	(1,119,543)
Total Equity Contracts		(1,119,543)

Foreign Exchange Contracts
Forward Contracts	Net realized gains/(losses) on Foreign currency transactions	(124,368)
Total Foreign Exchange Contracts		(124,368)

Total		($1,141,941)

The accompanying Notes to Financial Statements are an integral part of this schedule.

PARTNER WORLDWIDE ALLOCATION FUND

Summary Schedule of Investments as of April 29, 2016

(unaudited)

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 29, 2016, for Partner Worldwide Allocation Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income

Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(76,128)
Total Equity Contracts		(76,128)

Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	120,439
Total Interest Rate Contracts		120,439

Foreign Exchange Contracts
Forward Contracts	Change in net unrealized appreciation/(depreciation) on Foreign currency forward contracts	(57,517)
Total Foreign Exchange Contracts		(57,517)

Total		($13,206)

The following table presents Partner Worldwide Allocation Fund’s average volume of derivative activity during the period ended April 29, 2016.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)	Forwards (Notional)*	Forwards (Percentage of Average Net Assets)
Equity Contracts	$5,361,222	0.7%	N/A	N/A
Interest Rate Contracts	40,369,534	5.6	N/A	N/A
Foreign Exchange Contracts	N/A	N/A	$61,758,883	8.6%

*	Notional amount represents long or short, or both, derivative positions held by the Fund.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.

A summary of transactions for the fiscal year to date, in Partner Worldwide Allocation Fund, is as follows:

Fund	Value October 31, 2015	Gross Purchases	Gross Sales	Shares Held at April 29, 2016	Value April 29, 2016	Income Earned November 1, 2015 - April 29, 2016
Cash Management Trust-Collateral Investment	$3,226,844	$18,499,051	$17,266,500	4,459,395	$4,459,395	$38,573
Cash Management Trust-Short Term Investment	15,002,977	242,333,334	257,336,311	–	–	14,175
Total Value and Income Earned	$18,229,821				$4,459,395	$52,748

The accompanying Notes to Financial Statements are an integral part of this schedule.

LARGE CAP GROWTH FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Shares	Common Stock (91.1%)	Value
Consumer Discretionary (25.8%)
73,351	Amazon.com, Inc.[a]	$48,381,586
29,370	AutoZone, Inc.[a]	22,474,805
282,380	Comcast Corporation	17,157,409
226,960	Discovery Communications, Inc.[a]	6,198,278
208,680	Home Depot, Inc.	27,940,165
185,090	Las Vegas Sands Corporation	8,356,813
319,810	NIKE, Inc.	18,849,601
389,260	Starbucks Corporation	21,888,090

	Total	171,246,747

Consumer Staples (3.0%)
194,740	CVS Health Corporation	19,571,370

	Total	19,571,370

Energy (1.7%)
75,700	EOG Resources, Inc.	6,254,334
74,380	EQT Corporation	5,214,038

	Total	11,468,372

Financials (4.3%)
41,250	Goldman Sachs Group, Inc.	6,769,537
338,629	J.P. Morgan Chase & Company	21,401,353

	Total	28,170,890

Health Care (13.8%)
235,917	Abbott Laboratories	9,177,171
109,655	Allergan plc[a]	23,746,887
272,689	Cerner Corporation[a]	15,308,760
310,798	Gilead Sciences, Inc.	27,415,492
101,163	Mylan NV	4,219,509
136,147	Vertex Pharmaceuticals, Inc.[a]	11,482,638

	Total	91,350,457

Industrials (6.3%)
109,000	3M Company	18,244,420
297,870	Delta Air Lines, Inc.	12,412,243
123,050	Fluor Corporation	6,725,913
38,646	Rockwell Automation, Inc.	4,385,162

	Total	41,767,738

Information Technology (36.2%)
43,803	Alphabet, Inc., Class Aa	31,007,268
31,818	Alphabet, Inc., Class Ca	22,050,192
317,624	Apple, Inc.	29,774,074
408,030	Facebook, Inc.[a]	47,976,167
352,590	Microsoft Corporation	17,583,663
542,280	PayPal Holdings, Inc.[a]	21,246,530
343,950	Salesforce.com, Inc.[a]	26,071,410
422,710	Visa, Inc.	32,650,121
261,400	Xilinx, Inc.	11,261,112

	Total	239,620,537

	Total Common Stock (cost $482,792,729)	603,196,111

Shares or Principal Amount	Short-Term Investments (7.7%)[b]	Value
	Federal Agricultural Mortgage Corporation Discount Notes
3,000,000	0.240%, 5/12/2016	2,999,793
2,500,000	0.260%, 5/20/2016	2,499,688
	Federal Home Loan Bank Discount Notes
5,000,000	0.240%, 5/4/2016	4,999,930
4,000,000	0.260%, 5/11/2016	3,999,748
3,000,000	0.260%, 5/16/2016	2,999,709
4,000,000	0.260%, 5/17/2016	3,999,584
4,000,000	0.240%, 5/18/2016	3,999,556
3,000,000	0.265%, 5/23/2016	2,999,562
3,000,000	0.285%, 5/31/2016	2,999,397
3,000,000	0.290%, 6/14/2016	2,999,079
3,000,000	0.290%, 6/16/2016	2,998,932
3,000,000	0.295%, 6/17/2016	2,998,908
3,000,000	0.285%, 6/22/2016	2,998,788
2,800,000	0.280%, 6/24/2016	2,798,824
	Federal Home Loan Mortgage Corporation Discount Notes
4,000,000	0.235%, 5/9/2016	3,999,804
	Federal National Mortgage Association Discount Notes
1,000,000	0.265%, 6/2/2016	999,755

	Total Short-Term Investments (cost $51,290,048)	51,291,057

	Total Investments (cost $534,082,777) 98.8%	$654,487,168

	Other Assets and Liabilities, Net 1.2%	7,977,600

	Total Net Assets 100.0%	$662,464,768

a	Non-income producing security.
b	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$136,393,249
Gross unrealized depreciation	(17,407,857)

Net unrealized appreciation (depreciation)	$118,985,392

Cost for federal income tax purposes	$535,501,776

The accompanying Notes to Financial Statements are an integral part of this schedule.

LARGE CAP GROWTH FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 29, 2016, in valuing Large Cap Growth Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Common Stock
Consumer Discretionary	171,246,747	171,246,747	–	–
Consumer Staples	19,571,370	19,571,370	–	–
Energy	11,468,372	11,468,372	–	–
Financials	28,170,890	28,170,890	–	–
Health Care	91,350,457	91,350,457	–	–
Industrials	41,767,738	41,767,738	–	–
Information Technology	239,620,537	239,620,537	–	–
Short-Term Investments	51,291,057	–	51,291,057	–

Subtotal Investments in Securities	$654,487,168	$603,196,111	$51,291,057	$–

Total Investments at Value	$654,487,168

There were no significant transfers between Levels during the period ended April 29, 2016. Transfers between Levels are identified as of the end of the period.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 29, 2016, for Large Cap Growth Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income

Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	(2,952,068)
Total Equity Contracts		(2,952,068)

Total		($2,952,068)

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 29, 2016, for Large Cap Growth Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income

Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(1,436,394)
Total Equity Contracts		(1,436,394)

Total		($1,436,394)

The following table presents Large Cap Growth Fund’s average volume of derivative activity during the period ended April 29, 2016.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)
Equity Contracts	$15,625,334	2.3%

*	Notional amount represents long or short, or both, derivative positions held by the Fund.

The accompanying Notes to Financial Statements are an integral part of this schedule.

LARGE CAP GROWTH FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.

A summary of transactions for the fiscal year to date, in Large Cap Growth Fund, is as follows:

Fund	Value October 31, 2015	Gross Purchases	Gross Sales	Shares Held at April 29, 2016	Value April 29, 2016	Income Earned November 1, 2015 - April 29, 2016
Cash Management Trust-Collateral Investment	$20,126,400	$70,111,075	$90,237,475	–	$–	$5,040
Cash Management Trust-Short Term Investment	51,267,870	139,416,807	190,684,677	–	–	62,308
Total Value and Income Earned	$71,394,270				$–	$67,348

The accompanying Notes to Financial Statements are an integral part of this schedule.

LARGE CAP VALUE FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Shares	Common Stock (96.7%)	Value
Consumer Discretionary (9.9%)
387,500	Comcast Corporation	$23,544,500
110,764	Delphi Automotive plc	8,155,553
262,750	Discovery Communications, Inc.[a,b]	7,175,702
364,389	Harley-Davidson, Inc.	17,428,726
284,831	Lowe’s Companies, Inc.	21,652,853

	Total	77,957,334

Consumer Staples (5.8%)
268,440	CVS Health Corporation	26,978,220
56,750	Kimberly-Clark Corporation	7,104,533
119,487	Philip Morris International, Inc.	11,724,064

	Total	45,806,817

Energy (11.6%)
194,544	Baker Hughes, Inc.	9,408,148
257,209	Chevron Corporation	26,281,616
256,900	Devon Energy Corporation	8,909,292
113,217	EOG Resources, Inc.	9,353,989
125,232	EQT Corporation	8,778,763
1,304,761	Marathon Oil Corporation	18,384,082
1,284,300	Weatherford International plc[b]	10,441,359

	Total	91,557,249

Financials (22.2%)
134,550	American International Group, Inc.	7,510,581
1,335,860	Bank of America Corporation	19,450,122
333,950	Blackstone Group, LP	9,163,588
101,250	Capital One Financial Corporation	7,329,487
271,400	Charles Schwab Corporation	7,710,474
73,967	Chubb, Ltd.	8,717,751
552,290	Citigroup, Inc.	25,559,981
219,800	Comerica, Inc.	9,759,120
507,450	Fifth Third Bancorp	9,291,409
26,070	Goldman Sachs Group, Inc.	4,278,348
37,450	Intercontinental Exchange, Inc.	8,989,123
363,910	Invesco, Ltd.	11,284,849
383,670	MetLife, Inc.	17,303,517
411,530	Morgan Stanley	11,136,002
321,600	Synchrony Financial[b]	9,831,312
321,200	Zions Bancorporation	8,839,424

	Total	176,155,088

Health Care (13.2%)
82,150	Amgen, Inc.	13,004,345
164,650	Express Scripts Holding Company[b]	12,139,645
198,983	Medtronic plc	15,749,504
522,660	Merck & Company, Inc.	28,662,674
542,700	Pfizer, Inc.	17,751,717
222,950	Roche Holding AG ADR	7,038,532
78,903	United Health Group, Inc.	10,389,947

	Total	104,736,364

Industrials (9.8%)
60,100	Boeing Company	8,101,480
321,850	CSX Corporation	8,776,849
109,600	Delta Air Lines, Inc.	4,567,032
130,976	Honeywell International, Inc.	14,966,628
169,150	Ingersoll-Rand plc	11,086,091
98,600	Norfolk Southern Corporation	8,884,846
44,600	Rockwell Automation, Inc.	5,060,762
154,450	United Parcel Service, Inc.	16,228,062

	Total	77,671,750

Information Technology (15.6%)
14,950	Alphabet, Inc.[b]	10,360,499
1,261,530	Cisco Systems, Inc.	34,679,460
392,300	EMC Corporation	10,242,953
218,200	Intel Corporation	6,607,096
536,831	Microsoft Corporation	26,771,762
435,250	Oracle Corporation	17,349,065
304,700	Texas Instruments, Inc.	17,380,088

	Total	123,390,923

Materials (3.3%)
128,170	Albemarle Corporation	8,479,727
181,900	Dow Chemical Company	9,569,759
299,100	Mosaic Company	8,371,809

	Total	26,421,295

Telecommunications Services (1.9%)
301,399	Verizon Communications, Inc.	15,353,265

	Total	15,353,265

Utilities (3.4%)
464,540	PG&E Corporation	27,036,228

	Total	27,036,228

	Total Common Stock (cost $616,534,808)	766,086,313

Shares	Collateral Held for Securities Loaned (0.1%)	Value
612,375	Thrivent Cash Management Trust	612,375

	Total Collateral Held for Securities Loaned (cost $612,375)	612,375

Shares or Principal Amount	Short-Term Investments (3.2%)[c]	Value
	Federal Home Loan Bank
5,000,000	0.503%, 5/12/2016[d]	5,000,280
	Federal Home Loan Bank Discount Notes
4,000,000	0.250%, 5/16/2016	3,999,612
4,000,000	0.250%, 5/25/2016	3,999,360
3,000,000	0.290%, 6/2/2016	2,999,265
4,000,000	0.290%, 6/10/2016	3,998,764
1,800,000	0.275%, 6/15/2016	1,799,374
1,700,000	0.270%, 6/24/2016	1,699,286
2,000,000	0.330%, 7/13/2016	1,998,720

	Total Short-Term Investments (cost $25,494,440)	25,494,661

	Total Investments (cost $642,641,623) 100.0%	$792,193,349

	Other Assets and Liabilities, Net (<0.1%)	(216,303)

	Total Net Assets 100.0%	$791,977,046

a	All or a portion of the security is on loan.
b	Non-income producing security.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of April 29, 2016.

The accompanying Notes to Financial Statements are an integral part of this schedule.

LARGE CAP VALUE FUND

Schedule of Investments as of April 29, 2016

(unaudited)

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Value Fund as of April 29, 2016:

Securities Lending Transactions
Common Stock	$581,703

Total lending	$581,703
Gross amount payable upon return of collateral for securities loaned	$612,375

Net amounts due to counterparty	$30,672

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$165,220,007
Gross unrealized depreciation	(15,170,806)

Net unrealized appreciation (depreciation)	$150,049,201

Cost for federal income tax purposes	$642,144,148

The accompanying Notes to Financial Statements are an integral part of this schedule.

LARGE CAP VALUE FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 29, 2016, in valuing Large Cap Value Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	77,957,334	77,957,334	–	–
Consumer Staples	45,806,817	45,806,817	–	–
Energy	91,557,249	91,557,249	–	–
Financials	176,155,088	176,155,088	–	–
Health Care	104,736,364	104,736,364	–	–
Industrials	77,671,750	77,671,750	–	–
Information Technology	123,390,923	123,390,923	–	–
Materials	26,421,295	26,421,295	–	–
Telecommunications Services	15,353,265	15,353,265	–	–
Utilities	27,036,228	27,036,228	–	–
Short-Term Investments	25,494,661	–	25,494,661	–

Subtotal Investments in Securities	$791,580,974	$766,086,313	$25,494,661	$–

Other Investments*	Total
Collateral Held for Securities Loaned	612,375

Subtotal Other Investments	$612,375

Total Investments at Value	$792,193,349

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended April 29, 2016. Transfers between Levels are identified as of the end of the period.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 29, 2016, for Large Cap Value Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income

Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	150,215
Total Equity Contracts		150,215

Total		$150,215

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.

A summary of transactions for the fiscal year to date, in Large Cap Value Fund, is as follows:

Fund	Value October 31, 2015	Gross Purchases	Gross Sales	Shares Held at April 29, 2016	Value April 29, 2016	Income Earned November 1, 2015 - April 29, 2016
Cash Management Trust-Collateral Investment	$1,205,820	$56,817,800	$57,411,245	612,375	$612,375	$27,748
Cash Management Trust-Short Term Investment	14,270,955	47,428,644	61,699,599	–	–	22,643
Total Value and Income Earned	$15,476,775				$612,375	$50,391

The accompanying Notes to Financial Statements are an integral part of this schedule.

LARGE CAP STOCK FUND

Summary Schedule of Investments as of April 29, 2016

(unaudited)

Shares	Common Stock (86.6%)	Value	% of Net Assets
Consumer Discretionary (14.8%)
64,770	Amazon.com, Inc.[a]	$42,721,644	2.6%
46,460	AutoZone, Inc.[a]	35,552,586	2.2%
502,820	Comcast Corporation	30,551,343	1.9%
664,360	Starbucks Corporation	37,356,963	2.3%
	Other Securities^	94,175,186	5.8%

	Total	240,357,722

Consumer Staples (7.0%)
160,530	CVS Health Corporation	16,133,265	1.0%
218,992	Imperial Brands plc	11,907,343	0.7%
190,660	Kimberly-Clark Corporation	23,868,725	1.5%
298,100	Philip Morris International, Inc.	29,249,572	1.8%
	Other Securities^	32,772,157	2.0%

	Total	113,931,062

Energy (8.9%)
544,690	Baker Hughes, Inc.	26,341,208	1.6%
2,533,385	BP plc	13,957,434	0.9%
261,674	Chevron Corporation	26,737,849	1.7%
209,412	EOG Resources, Inc.	17,301,619	1.1%
3,603,739	Weatherford International plc[a]	29,298,398	1.8%
	Other Securities^	29,814,097	1.8%

	Total	143,450,605

Financials (16.9%)
107,100	Allianz SE	18,220,786	1.1%
95,490	Chubb, Ltd.	11,254,451	0.7%
449,870	Citigroup, Inc.	20,819,984	1.3%
77,810	Intercontinental Exchange, Inc.	18,676,734	1.2%
475,170	Invesco, Ltd.	14,735,022	0.9%
633,754	J.P. Morgan Chase & Company	40,053,253	2.5%
	Other Securities^	150,351,319	9.2%

	Total	274,111,549

Health Care (10.3%)
55,199	Allergan plc[a]	11,953,895	0.7%
204,606	Cerner Corporation[a]	11,486,581	0.7%
155,290	Gilead Sciences, Inc.	13,698,131	0.8%
668,120	Merck & Company, Inc.	36,639,701	2.3%
138,100	Novartis AG	10,509,722	0.6%
701,970	Pfizer, Inc.	22,961,439	1.4%
131,176	Vertex Pharmaceuticals, Inc.[a]	11,063,384	0.7%
	Other Securities^	49,032,650	3.1%

	Total	167,345,503

Industrials (7.9%)
139,360	Boeing Company	18,785,728	1.2%
405,050	Delta Air Lines, Inc.	16,878,434	1.1%
104,350	Honeywell International, Inc.	11,924,074	0.7%
238,810	Norfolk Southern Corporation	21,519,169	1.3%
	Other Securities^	59,244,998	3.6%

	Total	128,352,403

Information Technology (13.6%)
44,112	Alphabet, Inc., Class Aa	31,226,003	1.9%
44,198	Alphabet, Inc., Class Ca	30,629,656	1.9%
557,446	Apple, Inc.	52,254,988	3.2%
867,320	EMC Corporation	22,645,725	1.4%
158,370	Facebook, Inc.[a]	18,621,145	1.2%
230,150	Microsoft Corporation	11,477,580	0.7%
242,520	Salesforce.com, Inc.[a]	18,383,016	1.1%
	Other Securities^	34,631,313	2.2%

	Total	219,869,426

Materials (3.6%)
152,230	Albemarle Corporation	10,071,537	0.6%
268,310	Dow Chemical Company	14,115,789	0.9%
	Other Securities^	33,370,071	2.1%

	Total	57,557,397

Telecommunications Services (1.0%)
	Other Securities^	16,921,059	1.0%

	Total	16,921,059

Utilities (2.6%)
546,170	PG&E Corporation	31,787,094	2.0%
	Other Securities^	10,630,944	0.6%

	Total	42,418,038

	Total Common Stock (cost $1,113,773,975)	1,404,314,764

Shares	Registered Investment Companies (0.1%)	Value	% of Net Assets
Equity Funds/ETFs (<0.1%)
	Other Securities^	2,185,282	0.1%

	Total	2,185,282

	Total Registered Investment Companies (cost $2,238,715)	2,185,282

Shares	Collateral Held for Securities Loaned (1.3%)	Value	% of Net Assets
20,678,293	Thrivent Cash Management Trust	20,678,293	1.3%

	Total Collateral Held for Securities Loaned (cost $20,678,293)	20,678,293

Shares or Principal Amount	Short-Term Investments (13.5%)[b]	Value	% of Net Assets
	Federal Home Loan Bank Discount Notes
15,000,000	0.243%, 5/4/2016	14,999,790	0.9%
10,300,000	0.250%, 5/6/2016	10,299,712	0.6%
11,300,000	0.256%, 5/11/2016	11,299,288	0.7%
10,139,000	0.259%, 5/18/2016	10,137,875	0.6%
15,000,000	0.277%, 5/26/2016	14,997,495	1.0%
10,000,000	0.290%, 5/27/2016	9,998,260	0.6%
20,000,000	0.285%, 5/31/2016	19,995,980	1.2%
15,000,000	0.290%, 6/1/2016[c]	14,996,430	0.9%
10,000,000	0.290%, 6/2/2016	9,997,550	0.6%
10,000,000	0.295%, 6/3/2016	9,997,470	0.6%
82,700,000	0.250% - 0.305%, 5/9/2016 - 6/24/2016[c]	82,681,704	5.3%
	Other Securities^	8,999,267	0.5%

	Total Short-Term Investments (cost $218,395,512)	218,400,821

	Total Investments (cost $1,355,086,495) 101.5%	$1,645,579,160

	Other Assets and Liabilities, Net (1.5%)	(24,448,099)

	Total Net Assets 100.0%	$1,621,131,061

The accompanying Notes to Financial Statements are an integral part of this schedule.

LARGE CAP STOCK FUND

Summary Schedule of Investments as of April 29, 2016

(unaudited)

^

The Summary Schedule of Investments shows the 50 largest holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of the report date. The remaining securities held are grouped by category as “Other securities”.

a	Non-income producing security.
b	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
c	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Stock Fund as of April 29, 2016:

Securities Lending Transactions

Common Stock	$19,637,321

Total lending	$19,637,321
Gross amount payable upon return of collateral for securities loaned	$20,678,293

Net amounts due to counterparty	$1,040,972

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$314,946,825
Gross unrealized depreciation	(30,898,516)

Net unrealized appreciation (depreciation)	$284,048,309

Cost for federal income tax purposes	$1,361,530,851

The accompanying Notes to Financial Statements are an integral part of this schedule.

LARGE CAP STOCK FUND

Summary Schedule of Investments as of April 29, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 29, 2016, in valuing Large Cap Stock Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Common Stock
Consumer Discretionary	240,357,722	155,422,032	84,935,690	–
Consumer Staples	113,931,062	69,251,562	44,679,500	–
Energy	143,450,605	116,267,411	27,183,194	–
Financials	274,111,549	137,131,983	136,979,566	–
Health Care	167,345,503	118,182,716	49,162,787	–
Industrials	128,352,403	71,726,059	56,626,344	–
Information Technology	219,869,426	201,326,199	18,543,227	–
Materials	57,557,397	24,187,326	33,370,071	–
Telecommunications Services	16,921,059	–	16,921,059	–
Utilities	42,418,038	31,787,094	10,630,944	–

Registered Investment Companies
Equity Funds/ETFs	2,185,282	2,185,282	–	–
Short-Term Investments	218,400,821	–	218,400,821	–

Subtotal Investments in Securities	$1,624,900,867	$927,467,664	$697,433,203	$–

Other Investments*	Total

Collateral Held for Securities Loaned	20,678,293

Subtotal Other Investments	$20,678,293

Total Investments at Value	$1,645,579,160

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3

Asset Derivatives
Futures Contracts	1,523,776	1,523,776	–	–

Total Asset Derivatives	$1,523,776	$1,523,776	$–	$–

Liability Derivatives
Futures Contracts	494,407	494,407	–	–

Total Liability Derivatives	$494,407	$494,407	$–	$–

There were no significant transfers between Levels during the period ended April 29, 2016. Transfers between Levels are identified as of the end of the period.

The following table presents Large Cap Stock Fund’s futures contracts held as of April 29, 2016. Investments and/or cash totaling $15,846,063 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
Eurex Euro STOXX 50 Index	3,485	June 2016	$119,611,398	$119,116,991	($494,407)
ICE mini MSCI EAFE Index	810	June 2016	65,783,174	67,306,950	1,523,776
Total Futures Contracts					$1,029,369

The accompanying Notes to Financial Statements are an integral part of this schedule.

LARGE CAP STOCK FUND

Summary Schedule of Investments as of April 29, 2016

(unaudited)

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 29, 2016, for Large Cap Stock Fund’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives

Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$1,523,776
Total Equity Contracts		1,523,776

Total Asset Derivatives		$1,523,776

Liability Derivatives

Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	494,407
Total Equity Contracts		494,407

Total Liability Derivatives		$494,407

*

Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 29, 2016, for Large Cap Stock Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income

Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	(11,547,971)
Total Equity Contracts		(11,547,971)

Total		($11,547,971)

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 29, 2016, for Large Cap Stock Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income

Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(10,675,902)
Total Equity Contracts		(10,675,902)

Total		($10,675,902)

The following table presents Large Cap Stock Fund’s average volume of derivative activity during the period ended April 29, 2016.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)
Equity Contracts	$272,892,648	16.8%

*	Notional amount represents long or short, or both, derivative positions held by the Fund.

The accompanying Notes to Financial Statements are an integral part of this schedule.

LARGE CAP STOCK FUND

Summary Schedule of Investments as of April 29, 2016

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.

A summary of transactions for the fiscal year to date, in Large Cap Stock Fund, is as follows:

Fund	Value October 31, 2015	Gross Purchases	Gross Sales	Shares Held at April 29, 2016	Value April 29, 2016	Income Earned November 1, 2015 - April 29, 2016
Cash Management Trust-Collateral Investment	$12,071,792	$100,550,976	$91,944,475	20,678,293	$20,678,293	$122,089
Cash Management Trust-Short Term Investment	257,091,734	395,939,204	653,030,938	–	–	211,271
Total Value and Income Earned	$269,163,526				$20,678,293	$333,360

The accompanying Notes to Financial Statements are an integral part of this schedule.

HIGH YIELD FUND

Summary Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Bank Loans (4.0%)	Value	% of Net Assets
Basic Materials (0.7%)
	Fortescue Metals Group, Ltd., Term Loan
$5,213,588	4.250%, 6/30/2019[a,b,c]	$4,905,830	0.7%

	Total	4,905,830

Communications Services (1.4%)
	Cengage Learning Acquisitions, Term Loan
4,403,259	7.000%, 3/31/2020[b]	4,376,532	0.7%
	Other Securities^	4,688,317	0.7%

	Total	9,064,849

Consumer Cyclical (1.5%)
	Scientific Games International, Inc., Term Loan
4,394,375	6.000%, 10/1/2021[b]	4,320,901	0.7%
	Other Securities^	5,436,096	0.8%

	Total	9,756,997

Consumer Non-Cyclical (0.4%)
	Other Securities^	2,944,068	0.4%

	Total	2,944,068

	Total Bank Loans (cost $27,064,592)	26,671,744

Principal Amount	Long-Term Fixed Income (93.4%)	Value	% of Net Assets
Asset-Backed Securities (0.3%)
	Other Securities^	2,062,332	0.3%

	Total	2,062,332

Basic Materials (4.0%)
	Novelis, Inc.
3,550,000	8.750%, 12/15/2020	3,665,375	0.5%
	Other Securities^	23,409,847	3.5%

	Total	27,075,222

Capital Goods (10.1%)
	Berry Plastics Corporation
5,630,000	5.125%, 7/15/2023[d]	5,686,300	0.9%
	Bombardier, Inc.
3,805,000	7.500%, 3/15/2025[e]	3,405,475	0.5%
	Building Materials Corporation of America
3,710,000	6.000%, 10/15/2025[e]	3,997,525	0.6%
	Nortek, Inc.
3,360,000	8.500%, 4/15/2021	3,494,400	0.5%
	Silgan Holdings, Inc.
3,530,000	5.000%, 4/1/2020	3,613,837	0.5%
	United Rentals North America, Inc.
6,095,000	5.500% - 6.125%, 6/15/2023 - 9/15/2026[c,d]	6,157,408	0.9%
	UR Financing Escrow Corporation
3,750,000	7.625%, 4/15/2022	4,003,125	0.6%
	Other Securities^	37,383,085	5.6%

	Total	67,741,155

Principal Amount	Long-Term Fixed Income (93.4%)	Value	% of Net Assets
Communications Services (19.1%)
	Altice Financing SA
4,485,000	6.500% - 7.500%, 1/15/2022 - 5/15/2026[c,e]	4,489,817	0.6%
	Altice US Finance I Corporation
2,600,000	5.500%, 5/15/2026[e]	2,626,000	0.4%
	CCO Holdings, LLC
4,500,000	5.875%, 4/1/2024[d,e]	4,713,750	0.7%
4,370,000	5.250% - 7.375%, 6/1/2020 - 9/30/2022	4,524,349	0.7%
	Columbus International, Inc.
4,435,000	7.375%, 3/30/2021[e]	4,710,857	0.7%
	Hughes Satellite Systems Corporation
3,960,000	6.500%, 6/15/2019	4,360,950	0.6%
	Level 3 Escrow II, Inc.
3,000,000	5.375%, 8/15/2022	3,067,500	0.5%
	Level 3 Financing, Inc.
3,760,000	5.250% - 6.125%, 1/15/2021 - 3/15/2026[e]	3,861,250	0.6%
	McGraw-Hill Global Education Holdings, LLC
3,895,000	9.750%, 4/1/2021	4,194,483	0.6%
2,855,000	7.875%, 5/15/2024[c,e]	2,926,375	0.4%
	Numericable-SFR SA
3,910,000	6.000%, 5/15/2022[e]	3,915,083	0.6%
4,670,000	6.250% - 7.375%, 5/15/2024 - 5/1/2026[e]	4,631,275	0.7%
	Sprint Communications, Inc.
9,975,000	9.000%, 11/15/2018[e]	10,548,562	1.6%
2,530,000	7.000%, 3/1/2020[d,e]	2,596,412	0.4%
	Sprint Corporation
6,785,000	7.625%, 2/15/2025	5,114,194	0.8%
	T-Mobile USA, Inc.
6,350,000	6.000% - 6.542%, 4/28/2020 - 4/15/2024	6,595,537	1.0%
	Unitymedia Hessen GmbH & Company KG
4,650,000	5.500%, 1/15/2023[e]	4,818,562	0.7%
	Other Securities^	50,253,937	7.5%

	Total	127,948,893

Consumer Cyclical (12.9%)
	Cinemark USA, Inc.
4,205,000	4.875%, 6/1/2023	4,173,925	0.6%
	Live Nation Entertainment, Inc.
3,575,000	5.375%, 6/15/2022[e]	3,691,188	0.6%
	LKQ Corporation
3,495,000	4.750%, 5/15/2023	3,512,475	0.5%
	Six Flags Entertainment Corporation
3,750,000	5.250%, 1/15/2021[e]	3,881,250	0.6%
	Other Securities^	71,225,100	10.6%

	Total	86,483,938

Consumer Non-Cyclical (12.2%)
	Centene Escrow Corporation
4,060,000	6.125%, 2/15/2024[e]	4,283,300	0.6%
	Energizer Holdings, Inc.
3,760,000	5.500%, 6/15/2025[e]	3,760,414	0.6%

The accompanying Notes to Financial Statements are an integral part of this schedule.

HIGH YIELD FUND

Summary Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (93.4%)	Value	% of Net Assets
Consumer Non-Cyclical (12.2%) - continued
	Grifols Worldwide Operations, Ltd.
$3,855,000	5.250%, 4/1/2022	$3,970,650	0.6%
	HCA, Inc.
4,190,000	5.875%, 3/15/2022	4,577,575	0.7%
10,980,000	3.750% - 6.500%, 3/15/2019 - 2/15/2026	11,481,175	1.8%
	JBS USA, LLC
4,795,000	5.750%, 6/15/2025[e]	4,411,400	0.7%
	MPH Acquisition Holdings, LLC
4,105,000	6.625%, 4/1/2022[e]	4,286,277	0.6%
	Revlon Consumer Products Corporation
4,240,000	5.750%, 2/15/2021[d]	4,308,900	0.6%
	TreeHouse Foods, Inc.
3,635,000	4.875%, 3/15/2022[d]	3,757,681	0.6%
	Valeant Pharmaceuticals International
4,755,000	5.500% - 7.250%, 7/15/2022 - 3/1/2023[e]	4,119,750	0.6%
	VPII Escrow Corporation
2,830,000	7.500%, 7/15/2021[e]	2,589,450	0.4%
	Other Securities^	30,083,718	4.4%

	Total	81,630,290

Energy (9.1%)
	Concho Resources, Inc.
4,260,000	6.500%, 1/15/2022	4,430,400	0.7%
	Range Resources Corporation
3,820,000	5.000%, 3/15/2023[d]	3,523,950	0.5%
	Rice Energy, Inc.
3,895,000	6.250%, 5/1/2022[d]	3,856,050	0.6%
	Rowan Companies, Inc.
4,760,000	4.875%, 6/1/2022	3,872,979	0.6%
	Other Securities^	45,371,901	6.7%

	Total	61,055,280

Financials (9.4%)
	Ally Financial, Inc.
5,630,000	4.125%, 3/30/2020	5,735,563	0.9%
3,410,000	3.250% - 4.125%, 2/13/2018 - 2/13/2022	3,441,800	0.5%
	Argos MergerSub, Inc.
3,295,000	7.125%, 3/15/2023[e]	3,369,138	0.5%
	CyrusOne, LP
3,460,000	6.375%, 11/15/2022	3,652,445	0.6%
	Icahn Enterprises, LP
3,500,000	4.875%, 3/15/2019	3,473,750	0.5%
6,965,000	6.000%, 8/1/2020	6,948,284	1.0%
	Quicken Loans, Inc.
3,745,000	5.750%, 5/1/2025[e]	3,520,300	0.5%
	Other Securities^	32,956,112	4.9%

	Total	63,097,392

Foreign Government (0.3%)
	Other Securities^	1,928,500	0.3%

	Total	1,928,500

Technology (6.8%)
	Alliance Data Systems Corporation
6,120,000	5.375%, 8/1/2022[e]	5,890,500	0.9%
	CommScope Technologies Finance, LLC
4,225,000	6.000%, 6/15/2025[e]	4,330,625	0.6%
	Denali Borrower, LLC
4,890,000	5.625%, 10/15/2020[e]	5,146,725	0.8%
	NXP Funding, LLC
3,285,000	5.750%, 3/15/2023[e]	3,473,888	0.5%
	Sensata Technologies BV
4,130,000	4.875%, 10/15/2023[e]	4,160,975	0.6%
	Other Securities^	22,391,217	3.4%

	Total	45,393,930

Transportation (4.1%)
	Other Securities^	27,199,399	4.1%

	Total	27,199,399

U.S. Government and Agencies (0.6%)
	U.S. Treasury Notes
4,000,000	0.375%, 5/31/2016	4,000,544	0.6%

	Total	4,000,544

Utilities (4.5%)
	Dynegy, Inc.
4,280,000	7.625%, 11/1/2024	4,183,700	0.6%
	MPLX LP
4,315,000	4.875%, 12/1/2024[e]	4,205,705	0.6%
	Regency Energy Partners, LP
3,950,000	5.500%, 4/15/2023	3,733,931	0.6%
	Other Securities^	17,857,504	2.7%

	Total	29,980,840

	Total Long-Term Fixed Income (cost $647,017,047)	625,597,715

Shares	Preferred Stock (1.3%)	Value	% of Net Assets
Consumer Staples (0.2%)
	Other Securities^	1,016,671	0.2%

	Total	1,016,671

Financials (1.1%)
	Other Securities^	7,366,806	1.1%

	Total	7,366,806

	Total Preferred Stock (cost $8,214,056)	8,383,477

Shares	Registered Investment Companies (0.5%)	Value	% of Net Assets
Equity Funds/ETFs (0.5%)
	Other Securities^	3,649,480	0.5%

	Total	3,649,480

	Total Registered Investment Companies (cost $3,264,483)	3,649,480

The accompanying Notes to Financial Statements are an integral part of this schedule.

HIGH YIELD FUND

Summary Schedule of Investments as of April 29, 2016

(unaudited)

Shares	Common Stock (0.1%)	Value	% of Net Assets
Consumer Discretionary (<0.1%)
	Other Securities^	$3	<0.1%

	Total	3

Energy (0.1%)
	Other Securities^	619,020	0.1%

	Total	619,020

Financials (<0.1%)
	Other Securities^	33,473	<0.1%

	Total	33,473

	Total Common Stock (cost $3,140,190)	652,496

Shares	Collateral Held for Securities Loaned (7.4%)	Value	% of Net Assets
49,498,414	Thrivent Cash Management Trust	49,498,414	7.4%

	Total Collateral Held for Securities Loaned (cost $49,498,414)	49,498,414

Shares or Principal Amount	Short-Term Investments (2.7%)[f]	Value	% of Net Assets
	Federal Home Loan Bank Discount Notes
4,900,000	0.248%, 5/17/2016	4,899,490	0.7%
13,100,000	0.240% - 0.295%, 5/11/2016 - 6/3/2016	13,097,921	2.0%

	Total Short-Term Investments (cost $17,997,116)	17,997,411

	Total Investments (cost $756,195,898) 109.4%	$732,450,737

	Other Assets and Liabilities, Net (9.4%)	(62,798,683)

	Total Net Assets 100.0%	$669,652,054

^

The Summary Schedule of Investments shows the 50 largest holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of the report date. The remaining securities held are grouped by category as “Other securities”.

a	All or a portion of the loan is unfunded.
b	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	All or a portion security is on loan.
e

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of April 29, 2016, the value of these investments was $279,743,664 or 41.8% of total net assets.

f	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

High Yield Fund held restricted securities as of April 29, 2016. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. As of April 29, 2016, the value of these investments was $15,865,073 or 2.4% of total net assets.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent High Yield Fund as of April 29, 2016:

Securities Lending Transactions

Taxable Debt Security	$45,715,528
Common Stock	1,894,220

Total lending	$47,609,748
Gross amount payable upon return of collateral for securities loaned	$49,498,414

Net amounts due to counterparty	$1,888,666

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of Investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$16,661,205
Gross unrealized depreciation	(40,697,445)

Net unrealized appreciation (depreciation)	$(24,036,240)

Cost for federal income tax purposes	$756,486,977

The accompanying Notes to Financial Statements are an integral part of this schedule.

HIGH YIELD FUND

Summary Schedule of Investments as of April 29, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 29, 2016, in valuing High Yield Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Bank Loans
Basic Materials	4,905,830	–	4,905,830	–
Communications Services	9,064,849	–	6,115,822	2,949,027
Consumer Cyclical	9,756,997	–	9,756,997	–
Consumer Non-Cyclical	2,944,068	–	2,944,068	–

Long-Term Fixed Income
Asset-Backed Securities	2,062,332	–	2,062,332	–
Basic Materials	27,075,222	–	27,075,222	–
Capital Goods	67,741,155	–	62,933,555	4,807,600
Communications Services	127,948,893	–	127,948,893	–
Consumer Cyclical	86,483,938	–	86,483,938	–
Consumer Non-Cyclical	81,630,290	–	81,630,290	–
Energy	61,055,280	–	61,055,280	–
Financials	63,097,392	–	63,097,392	–
Foreign Government	1,928,500	–	1,928,500	–
Technology	45,393,930	–	45,393,930	–
Transportation	27,199,399	–	27,199,399	–
U.S. Government and Agencies	4,000,544	–	4,000,544	–
Utilities	29,980,840	–	29,980,840	–

Preferred Stock
Consumer Staples	1,016,671	1,016,671	–	–
Financials	7,366,806	7,366,806	–	–

Registered Investment Companies
Equity Funds/ETFs	3,649,480	3,649,480	–	–

Common Stock
Consumer Discretionary	3	–	–	3
Energy	619,020	619,020	–	–
Financials	33,473	–	–	33,473
Short-Term Investments	17,997,411	–	17,997,411	–

Subtotal Investments in Securities	$682,952,323	$12,651,977	$662,510,243	$7,790,103

Other Investments*	Total
Collateral Held for Securities Loaned	49,498,414

Subtotal Other Investments	$49,498,414

Total Investments at Value	$732,450,737

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended April 29, 2016. Transfers between Levels are identified as of the end of the period.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 29, 2016, for High Yield Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income

Credit Contracts
Credit Default Swaps	Net realized gains/(losses) on Swap agreements	569,819
Total Credit Contracts		569,819

Total		$569,819

The accompanying Notes to Financial Statements are an integral part of this schedule.

HIGH YIELD FUND

Summary Schedule of Investments as of April 29, 2016

(unaudited)

The following table presents High Yield Fund’s average volume of derivative activity during the period ended April 29, 2016.

Derivative Risk Category	Swaps (Notional)*	Swaps (Percentage of Average Net Assets)
Credit Contracts	$97,871	<0.1%

*	Notional amount represents long or short, or both, derivative positions held by the Fund.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.

A summary of transactions for the fiscal year to date, in High Yield Fund, is as follows:

Fund	Value October 31, 2015	Gross Purchases	Gross Sales	Shares Held at April 29, 2016	Value April 29, 2016	Income Earned November 1, 2015 - April 29, 2016
Cash Management Trust-Collateral Investment	$54,627,809	$81,464,320	$86,593,715	49,498,414	$49,498,414	$104,950
Cash Management Trust-Short Term Investment	26,658,341	93,593,237	120,251,578	–	–	36,523
Total Value and Income Earned	$81,286,150				$49,498,414	$141,473

The accompanying Notes to Financial Statements are an integral part of this schedule.

INCOME FUND

Summary Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Bank Loans (3.7%)	Value	% of Net Assets
Basic Materials (0.2%)
	Other Securities^	$1,387,605	0.2%

	Total	1,387,605

Capital Goods (0.1%)
	Other Securities^	839,590	0.1%

	Total	839,590

Communications Services (1.3%)
	Other Securities^	10,227,254	1.3%

	Total	10,227,254

Consumer Cyclical (0.4%)
	Other Securities^	3,297,351	0.4%

	Total	3,297,351

Consumer Non-Cyclical (0.7%)
	Other Securities^	5,177,635	0.7%

	Total	5,177,635

Energy (0.1%)
	Other Securities^	1,029,610	0.1%

	Total	1,029,610

Financials (0.1%)
	Other Securities^	868,207	0.1%

	Total	868,207

Technology (0.5%)
	Other Securities^	3,878,968	0.5%

	Total	3,878,968

Transportation (0.1%)
	Other Securities^	951,178	0.1%

	Total	951,178

Utilities (0.2%)
	Other Securities^	1,358,923	0.2%

	Total	1,358,923

	Total Bank Loans (cost $29,621,666)	29,016,321

Principal Amount	Long-Term Fixed Income (90.8%)	Value	% of Net Assets
Asset-Backed Securities (1.5%)
	Other Securities^	11,678,381	1.5%

	Total	11,678,381

Basic Materials (2.4%)
	Other Securities^	19,459,710	2.4%

	Total	19,459,710

Capital Goods (1.6%)
	Other Securities^	12,564,860	1.6%

	Total	12,564,860

Collateralized Mortgage Obligations (0.7%)
	Other Securities^	5,138,008	0.7%

	Total	5,138,008

Commercial Mortgage-Backed Securities (0.6%)
	Other Securities^	4,949,441	0.6%

	Total	4,949,441

Communications Services (9.4%)
	American Tower Corporation
$3,000,000	3.450%, 9/15/2021	3,107,484	0.4%
	AT&T, Inc.
9,555,000	2.450% - 4.450%, 6/30/2020 - 12/15/2042	9,837,059	1.2%
	CCO Safari II, LLC
2,630,000	4.464%, 7/23/2022[a]	2,796,319	0.4%
	Omnicom Group, Inc.
2,380,000	4.450%, 8/15/2020	2,609,218	0.3%
	Time Warner Entertainment Company, LP
2,380,000	8.375%, 3/15/2023	3,101,199	0.4%
	Verizon Communications, Inc.
2,700,000	3.500%, 11/1/2024	2,814,629	0.4%
3,392,000	4.272%, 1/15/2036	3,410,863	0.4%
2,747,000	4.522%, 9/15/2048	2,787,636	0.4%
4,884,000	2.625% - 4.862%, 2/21/2020 - 8/21/2046	5,147,646	0.7%
	Other Securities^	38,578,114	4.8%

	Total	74,190,167

Consumer Cyclical (5.4%)
	Ford Motor Credit Company, LLC
7,165,000	2.597% - 4.250%, 11/4/2019 - 8/4/2025	7,431,902	1.0%
	General Motors Financial Company, Inc.
2,550,000	4.200%, 3/1/2021	2,687,302	0.3%
	Other Securities^	32,730,720	4.1%

	Total	42,849,924

Consumer Non-Cyclical (10.5%)
	Pernod Ricard SA
2,370,000	5.750%, 4/7/2021[a]	2,696,278	0.3%
	Other Securities^	80,528,239	10.2%

	Total	83,224,517

Energy (7.9%)
	Energy Transfer Partners, LP
3,155,000	4.650%, 6/1/2021	3,135,978	0.4%
	Other Securities^	59,304,333	7.5%

	Total	62,440,311

Financials (27.2%)
	Bank of America Corporation
16,870,000	1.694% - 7.625%, 3/22/2018 - 12/29/2049[b,c,d]	17,737,807	2.4%
	Berkshire Hathaway, Inc.
1,640,000	2.750%, 3/15/2023	1,691,540	0.2%
	Citigroup, Inc.
2,630,000	4.400%, 6/10/2025	2,714,457	0.3%
4,295,000	3.700% - 5.500%, 9/13/2025 - 9/29/2027	4,540,007	0.5%
	Credit Suisse Group Funding, Ltd.
2,600,000	3.750%, 3/26/2025	2,538,276	0.3%

The accompanying Notes to Financial Statements are an integral part of this schedule.

INCOME FUND

Summary Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (90.8%)	Value	% of Net Assets
Financials (27.2%) - continued
	Goldman Sachs Group, Inc.
$2,550,000	3.850%, 7/8/2024	$2,653,515	0.3%
9,370,000	2.875% - 5.375%, 3/15/2020 - 5/22/2045	9,939,920	1.3%
	J.P. Morgan Chase & Company
11,530,000	1.538% - 7.900%, 1/25/2018 - 12/29/2049[b,c,d]	12,266,834	1.6%
	Morgan Stanley
9,845,000	2.500% - 5.500%, 1/26/2020 - 1/27/2045	10,435,028	1.4%
	Simon Property Group, LP
2,825,000	2.750%, 2/1/2023	2,877,424	0.4%
	Wells Fargo & Company
5,925,000	3.450% - 7.980%, 2/13/2023 - 12/31/2049[c]	6,207,756	0.8%
	Other Securities^	142,585,249	17.7%

	Total	216,187,813

Foreign Government (0.8%)
	Other Securities^	6,158,546	0.8%

	Total	6,158,546

Mortgage-Backed Securities (4.6%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
2,425,000	3.000%, 5/1/2031[e]	2,536,019	0.3%
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
3,925,000	4.000%, 5/1/2046[e]	4,191,164	0.5%
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
18,500,000	3.500%, 5/1/2046[e]	19,387,425	2.5%
9,450,000	4.000%, 5/1/2046[e]	10,095,072	1.3%
325,000	4.500%, 5/1/2046[e]	353,857	<0.1%

	Total	36,563,537

Technology (2.3%)
	Apple, Inc.
2,550,000	3.250%, 2/23/2026	2,667,721	0.3%
	Other Securities^	15,381,574	2.0%

	Total	18,049,295

Transportation (2.4%)
	British Airways plc
2,330,142	4.625%, 6/20/2024[a]	2,446,650	0.3%
	Burlington Northern Santa Fe, LLC
1,500,000	4.700%, 9/1/2045	1,710,842	0.2%
	Other Securities^	14,926,475	1.9%

	Total	19,083,967

U.S. Government and Agencies (8.1%)
	U.S. Treasury Bonds
2,910,000	1.625%, 2/15/2026[d]	2,859,529	0.4%
2,980,000	3.125%, 2/15/2042	3,285,334	0.4%
5,540,000	2.500%, 2/15/2045	5,352,161	0.7%
5,000,000	3.000%, 11/15/2045	5,350,390	0.7%
2,550,000	2.500% - 3.500%, 2/15/2039 - 2/15/2046	2,697,748	0.4%
	U.S. Treasury Notes
5,000,000	1.375%, 5/31/2020	5,041,405	0.6%
4,010,000	1.750%, 12/31/2020	4,098,657	0.5%
3,270,000	1.125%, 2/28/2021	3,248,925	0.4%
4,000,000	2.000%, 5/31/2021	4,133,908	0.5%
3,350,000	2.000%, 7/31/2022	3,446,312	0.4%
4,040,000	1.875%, 8/31/2022	4,124,428	0.5%
3,590,000	2.000%, 11/30/2022	3,687,321	0.5%
4,320,000	2.000%, 2/15/2025	4,400,832	0.6%
4,430,000	2.250%, 11/15/2025	4,598,375	0.6%
7,760,000	1.250% - 2.125%, 7/31/2020 - l/31/2023[d]	7,888,129	0.9%

	Total	64,213,454

U.S. Municipals (0.2%)
	Other Securities^	1,719,482	0.2%

	Total	1,719,482

Utilities (5.2%)
	ITC Holdings Corporation
2,920,000	4.050%, 7/1/2023	3,016,135	0.4%
	MidAmerican Energy Holdings Company
2,550,000	3.750%, 11/15/2023	2,739,009	0.3%
	Nevada Power Company
1,700,000	6.750%, 7/1/2037	2,317,110	0.3%
	Pennsylvania Electric Company
2,300,000	5.200%, 4/1/2020	2,413,546	0.3%
	Other Securities^	31,000,672	3.9%

	Total	41,486,472

	Total Long-Term Fixed Income (cost $700,715,450)	719,957,885

Shares	Preferred Stock (1.7%)	Value	% of Net Assets
Consumer Staples (0.1%)
	Other Securities^	1,204,581	0.1%

	Total	1,204,581

Financials (1.6%)
57,878	Citigroup, Inc., 7.008%[b]	1,513,509	0.2%
18,075	Countrywide Capital V, 7.000%	460,732	<0.1%
54,060	Goldman Sachs Group, Inc., 5.500%[c]	1,358,528	0.2%
51,800	Morgan Stanley, 7.125%[c]	1,489,250	0.2%
58,500	Wells Fargo & Company, 5.850%[c]	1,540,305	0.2%
	Other Securities^	6,225,443	0.8%

	Total	12,587,767

	Total Preferred Stock (cost $13,400,805)	13,792,348

The accompanying Notes to Financial Statements are an integral part of this schedule.

INCOME FUND

Summary Schedule of Investments as of April 29, 2016

(unaudited)

Shares	Common Stock (<0.1%)	Value	% of Net Assets
Energy (<0.1%)
	Other Securities^	$71,915	<0.1%

	Total	71,915

	Total Common Stock (cost $68,130)	71,915

Shares	Collateral Held for Securities Loaned (2.6%)	Value	% of Net Assets
20,805,024	Thrivent Cash Management Trust	20,805,024	2.6%

	Total Collateral Held for Securities Loaned (cost $20,805,024)	20,805,024

Shares or Principal Amount	Short-Term Investments (8.4%)[f]	Value	% of Net Assets
	Federal Home Loan Bank Discount Notes
4,970,000	0.245%, 5/4/2016	4,969,931	0.6%
3,000,000	0.260%, 5/11/2016	2,999,811	0.4%
6,000,000	0.253%, 5/16/2016	5,999,418	0.8%
4,000,000	0.260%, 5/17/2016	3,999,584	0.5%
4,000,000	0.240%, 5/18/2016	3,999,556	0.5%
3,000,000	0.270%, 5/24/2016	2,999,541	0.4%
3,000,000	0.250%, 5/25/2016	2,999,520	0.4%
3,000,000	0.290%, 6/2/2016	2,999,265	0.4%
3,000,000	0.295%, 6/3/2016	2,999,241	0.4%
5,000,000	0.290%, 6/7/2016	4,998,575	0.6%
3,000,000	0.290%, 6/10/2016	2,999,073	0.4%
4,000,000	0.290%, 6/16/2016	3,998,576	0.5%
3,000,000	0.285%, 6/22/2016	2,998,788	0.4%
11,350,000	0.240% - 0.285%, 5/6/2016 - 6/24/2016	11,348,014	1.3%
	Federal Home Loan Mortgage Corporation Discount Notes
3,000,000	0.235%, 5/9/2016	2,999,853	0.4%
	Other Securities^	2,999,624	0.4%

	Total Short-Term Investments (cost $66,307,134)	66,308,370

	Total Investments (cost $830,918,209) 107.2%	$849,951,863

	Other Assets and Liabilities, Net (7.2%)	(57,131,419)

	Total Net Assets 100.0%	$792,820,444

^

The Summary Schedule of Investments shows the 50 largest holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of the report date. The remaining securities held are grouped by category as “Other securities”.

a

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of April 29, 2016, the value of these investments was $122,992,382 or 15.5% of total net assets.

b	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
c	All or a portion of the security is on loan.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of April 29, 2016.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Income Fund held restricted securities as of April 29, 2016. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. As of April 29, 2016, the value of these investments was $3,865,985 or 0.5% of total net assets.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Income Fund as of April 29, 2016:

Securities lending Transactions

Taxable Debt Security	$20,215,078

Total lending	$20,215,078
Gross amount payable upon return of collateral for securities loaned	$20,805,024

Net amounts due to counterparty	$589,946

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$29,330,800
Gross unrealized depreciation	(10,040,740)

Net unrealized appreciation (depreciation)	$19,290,060

Cost for federal income tax purposes	$830,661,803

The accompanying Notes to Financial Statements are an integral part of this schedule.

INCOME FUND

Summary Schedule of Investments as of April 29, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 29, 2016, in valuing Income Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Bank Loans
Basic Materials	1,387,605	–	1,387,605	–
Capital Goods	839,590	–	839,590	–
Communications Services	10,227,254	–	9,741,151	486,103
Consumer Cyclical	3,297,351	–	3,297,351	–
Consumer Non-Cyclical	5,177,635	–	3,186,812	1,990,823
Energy	1,029,610	–	813,610	216,000
Financials	868,207	–	868,207	–
Technology	3,878,968	–	3,878,968	–
Transportation	951,178	–	951,178	–
Utilities	1,358,923	–	1,358,923	–
Long-Term Fixed Income
Asset-Backed Securities	11,678,381	–	11,678,381	–
Basic Materials	19,459,710	–	19,459,710	–
Capital Goods	12,564,860	–	12,564,860	–
Collateralized Mortgage Obligations	5,138,008	–	5,138,008	–
Commercial Mortgage-Backed Securities	4,949,441	–	4,949,441	–
Communications Services	74,190,167	–	74,190,167	–
Consumer Cyclical	42,849,924	–	41,399,199	1,450,725
Consumer Non-Cyclical	83,224,517	–	83,224,517	–
Energy	62,440,311	–	62,440,311	–
Financials	216,187,813	–	216,187,813	–
Foreign Government	6,158,546	–	6,158,546	–
Mortgage-Backed Securities	36,563,537	–	36,563,537	–
Technology	18,049,295	–	18,049,295	–
Transportation	19,083,967	–	19,083,967	–
U.S. Government and Agencies	64,213,454	–	64,213,454	–
U.S. Municipals	1,719,482	–	1,719,482	–
Utilities	41,486,472	–	41,486,472	–

Preferred Stock
Consumer Staples	1,204,581	1,204,581	–	–
Financials	12,587,767	11,307,298	1,280,469	–
Common Stock
Energy	71,915	71,915	–	–
Short-Term Investments	66,308,370	–	66,308,370	–

Subtotal Investments in Securities	$829,146,839	$12,583,794	$812,419,394	$4,143,651

Other Investments*	Total
Collateral Held for Securities Loaned	20,805,024

Subtotal Other Investments	$20,805,024

Total Investments at Value	$849,951,863

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3

Asset Derivatives
Futures Contracts	301,413	301,413	–	–

Total Asset Derivatives	$301,413	$301,413	$–	$–

Liability Derivatives
Futures Contracts	592,362	592,362	–	–

Total Liability Derivatives	$592,362	$592,362	$–	$–

There were no significant transfers between Levels during the period ended April 29, 2016. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Financial Statements are an integral part of this schedule.

INCOME FUND

Summary Schedule of Investments as of April 29, 2016

(unaudited)

The following table presents Income Fund’s futures contracts held as of April 29, 2016. Investments and/or cash totaling $799,810 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CBOT 10-Yr. U.S. Treasury Note	(530)	June 2016	($69,200,568)	($68,933,125)	$267,443
CBOT 5-Yr. U.S. Treasury Note	(247)	June 2016	(29,899,743)	(29,865,773)	33,970
CBOT U.S. Long Bond	304	June 2016	50,239,362	49,647,000	(592,362)
Total Futures Contracts					($290,949)

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 29, 2016, for Income Fund’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value

Asset Derivatives

Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$301,413
Total Interest Rate Contracts		301,413

Total Asset Derivatives		$301,413

Liability Derivatives

Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	592,362
Total Interest Rate Contracts		592,362

Total Liability Derivatives		$592,362

*

Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 29, 2016, for Income Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income

Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	1,169,256

Total Interest Rate Contracts		1,169,256

Total		$1,169,256

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 29, 2016, for Income Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income

Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(587,898)
Total Interest Rate Contracts		(587,898)

Total		($587,898)

The following table presents Income Fund’s average volume of derivative activity during the period ended April 29, 2016.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)
Interest Rate Contracts	$154,340,118	20.2%

*	Notional amount represents long or short, or both, derivative positions held by the Fund.

The accompanying Notes to Financial Statements are an integral part of this schedule.

INCOME FUND

Summary Schedule of Investments as of April 29, 2016

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.

A summary of transactions for the fiscal year to date, in Income Fund, is as follows:

Fund	Value October 31, 2015	Gross Purchases	Gross Sales	Shares Held at April 29, 2016	Value April 29, 2016	Income Earned November 1, 2015 - April 29, 2016
Cash Management Trust-Collateral Investment	$12,776,357	$56,569,401	$48,540,734	20,805,024	$20,805,024	$34,112
Cash Management Trust-Short Term Investment	19,111,151	129,513,282	148,624,433	–	–	49,249
Total Value and Income Earned	$31,887,508				$20,805,024	$83,361

The accompanying Notes to Financial Statements are an integral part of this schedule.

MUNICIPAL BOND FUND

Summary Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (99.8%)	Value	% of Net Assets
Alabama (0.3%)
	Other Securities^	$4,425,198	0.3%

	Total	4,425,198

Alaska (0.2%)
	Other Securities^	3,305,000	0.2%

	Total	3,305,000

Arizona (0.9%)
	Other Securities^	14,371,991	0.9%

	Total	14,371,991

Arkansas (0.6%)
	Other Securities^	9,207,128	0.6%

	Total	9,207,128

California (12.1%)
	California Educational Fac. Auth. Rev. (Stanford University)
$6,000,000	5.250%, 4/1/2040	8,511,060	0.5%
	California Infrastructure and Economic Development Bank Rev. (Bay Area Toll Bridges Seismic Retrofit Rev.) (FGIC Insured)
5,000,000	5.000%, 7/1/2025, Ser. Aa,b	6,491,900	0.4%
	California State Department of Water Resources Supply Rev.
6,250,000	5.000%, 5/1/2016, Ser. M	6,251,625	0.4%
	California Various Purpose G.O.
10,000,000	5.250%, 3/1/2038	10,781,900	0.7%
13,575,000	5.250% - 6.000%, 4/1/2024 - 11/1/2039	15,679,262	0.9%
	California Various Purpose G.O. (NATL-RE Insured)
300,000	6.000%, 8/1/2016[a]	304,467	<0.1%
	East Bay Municipal Utility District, Alameda and Contra Costa Counties, CA Water System Rev. Refg. (NATL-RE Insured)
10,000,000	5.000%, 6/1/2037, Ser. Aa,b	10,480,100	0.6%
	Los Angeles Community College District, Los Angeles County, CA G.O. (Election 2008)
10,050,000	6.000%, 8/1/2033, Ser. Ab	11,726,441	0.7%
	Los Angeles Department of Airports Rev. (Los Angeles International Airport)
8,000,000	5.000%, 5/15/2040, Ser. A	9,089,520	0.6%
	Los Angeles Department of Water and Power System Rev.
7,000,000	5.000%, 7/1/2044, Ser. D	8,325,870	0.5%
	San Diego Unified School District G.O.
10,000,000	Zero Coupon, 7/1/2033, Ser. Ab,c	11,045,200	0.7%
	San Francisco, CA City & County Airport Commission Rev. (San Francisco International Airport)
7,030,000	6.000%, 5/1/2039, Ser. E	8,088,648	0.5%
7,825,000	5.000%, 5/1/2044, Ser. A, AMT	8,860,013	0.6%
4,000,000	5.500%, 5/1/2028, Ser. A, AMT	4,877,840	0.3%
	University of California
4,190,000	5.250% - 5.250%, 5/15/2039, Ser. Ob	4,725,403	0.3%
	University of California Rev. Bonds
810,000	5.250%, 5/15/2039, Ser. Ob	918,329	0.1%
	University of California Rev. Refg.
8,000,000	5.000%, 5/15/2032, Ser. I	9,798,560	0.6%
	Other Securities^	58,778,582	3.7%

	Total	194,734,720

Colorado (3.3%)
	University of Colorado University Enterprise Rev.
9,790,000	5.000%, 6/1/2033	11,278,472	0.7%
7,500,000	5.000% - 5.375%, 6/1/2032 - 6/1/2034, Ser. Ab	8,924,442	0.6%
	Other Securities^	32,439,655	2.0%

	Total	52,642,569

District of Columbia (1.0%)
	Other Securities^	16,248,394	1.0%

	Total	16,248,394

Florida (6.4%)
	Citizens Property Insurance Corporation Rev.
10,000,000	5.000%, 6/1/2022, Ser. A1	11,892,300	0.7%
	Miami-Dade County, FL Aviation Rev. (Miami International Airport-Hub of the Americas)
7,500,000	5.500%, 10/1/2036, Ser. B	8,561,100	0.5%
8,000,000	5.500%, 10/1/2041, Ser. A	9,002,160	0.6%
	Miami-Dade County, FL Public Fac. Rev. (Jackson Health System)
5,000,000	5.000%, 6/1/2035, Ser. A	5,872,800	0.4%
	Miami-Dade County, FL Public Fac. Rev. (Jackson Health System) (AGC Insured)
2,000,000	5.625%, 6/1/2034[a]	2,252,600	0.1%
	Other Securities^	65,456,577	4.1%

	Total	103,037,537

Georgia (1.2%)
	Other Securities^	19,014,301	1.2%

	Total	19,014,301

Hawaii (1.5%)
	Hawaii Airports System Rev.
3,040,000	5.250%, 7/1/2030, Ser. A	3,505,333	0.2%

The accompanying Notes to Financial Statements are an integral part of this schedule.

MUNICIPAL BOND FUND

Summary Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (99.8%)	Value	% of Net Assets
Hawaii (1.5%) - continued
	Hawaii State Department of Budget and Finance Special Purpose Senior Living Rev. Refg.
$6,395,000	5.125% - 5.250%, 11/15/2032 - 11/15/2037	$7,071,495	0.5%
	Hawaii State Department of Transportation Airport Division Lease Rev. C.O.P.
1,580,000	5.000%, 8/1/2028, AMT	1,830,240	0.1%
	Hawaii State Harbor System Rev.
6,000,000	5.250%, 7/1/2030, Ser. A	6,845,160	0.4%
	Other Securities^	5,038,750	0.3%

	Total	24,290,978

Illinois (7.6%)
	Chicago Metropolitan Water Reclamation District G.O. Refg.
8,700,000	5.250%, 12/1/2032, Ser. C	10,930,158	0.7%
	Illinois Finance Auth. Rev. (DePaul University)
5,075,000	5.000% - 6.000%, 10/1/2032 - 10/1/2041	6,031,025	0.4%
	Illinois Finance Auth. Rev. (Rush University Medical Center)
6,000,000	5.000% - 7.250%, 11/15/2027 - 11/1/2038, Ser. Ab	7,014,630	0.4%
	Illinois Finance Auth. Rev. (The Art Institute of Chicago)
3,530,000	5.000%, 3/1/2034, Ser. A	4,033,343	0.3%
	Illinois Finance Auth. Rev. Refg. (Rush University Medical Center) (NATL-RE Insured)
2,020,000	5.250%, 11/1/2035, Ser. Ba,b	2,243,594	0.1%
	Illinois Health Fac. Auth. Rev. Refg. (Lutheran General Health System) (AGM-CR Insured)
1,380,000	6.000%, 4/1/2018, Ser. Ca	1,467,575	0.1%
	Illinois Sales Tax Rev. (Build Illinois) (NATL-RE Insured)
8,050,000	5.750%, 6/15/2018, 2nd Ser.[a]	8,851,941	0.5%
	Illinois State Toll Highway Authority Rev.
4,000,000	0.420%, 7/1/2030[d]	4,000,000	0.2%
	Metropolitan Pier and Exposition Auth., IL Dedicated Tax Rev. (McCormick Place Expansion) (NATL-RE Insured)
7,000,000	5.500% - 5.500%, 6/15/2020[a,b]	7,429,787	0.5%
	Metropolitan Pier and Exposition Auth., IL Refg. (McCormick Place Expansion) (NATL-RE Insured)
17,605,000	Zero Coupon, 6/15/2020, Ser. Aa	15,719,856	1.0%
5,100,000	Zero Coupons, 6/15/2024 - 12/15/2024, Ser. Aa	3,838,910	0.2%
	State of Illinois G.O.
8,250,000	5.000% - 5.500%, 3/1/2027 - 7/1/2038	8,964,747	0.6%
	State of Illinois G.O. Refg.
9,000,000	5.000%, 8/1/2017	9,388,800	0.6%
5,335,000	5.000%, 4/1/2018, Ser. A	5,671,212	0.3%
	Other Securities^	26,488,058	1.7%

	Total	122,073,636

Indiana (2.4%)
	Indiana Bond Bank Special Program Rev. (Clark Memorial Hospital)
7,000,000	5.500%, 8/1/2029, Ser. Db	7,881,790	0.5%
	Knox County, IN Economic Development Rev. Refg. (Good Samaritan Hospital Proj.)
6,965,000	5.000%, 4/1/2042, Ser. A	7,457,704	0.5%
	Other Securities^	23,987,007	1.4%

	Total	39,326,501

Iowa (0.5%)
	Other Securities^	8,804,660	0.5%

	Total	8,804,660

Kansas (0.2%)
	Other Securities^	3,899,103	0.2%

	Total	3,899,103

Kentucky (1.5%)
	Other Securities^	24,893,676	1.5%

	Total	24,893,676

Louisiana (2.9%)
	Louisiana State Gas and Fuels Tax Rev.
7,000,000	5.000%, 5/1/2045, Ser. B	7,890,890	0.5%
	Other Securities^	39,180,504	2.4%

	Total	47,071,394

Maryland (0.1%)
	Other Securities^	1,155,100	0.1%

	Total	1,155,100

Massachusetts (4.0%)
	Massachusetts Health and Educational Fac. Auth. Rev. (Massachusetts Institute of Technology)
15,295,000	5.250%, 7/1/2033, Ser. L	21,505,535	1.3%
	Massachusetts Port Auth. Rev.
8,300,000	5.000%, 7/1/2042, Ser. A, AMT	9,348,207	0.6%
	Massachusetts School Building Auth. Sales Tax Refg.
6,900,000	5.000%, 8/15/2029, Ser. B	8,366,733	0.5%
	Other Securities^	24,598,494	1.6%

	Total	63,818,969

The accompanying Notes to Financial Statements are an integral part of this schedule.

MUNICIPAL BOND FUND

Summary Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (99.8%)	Value	% of Net Assets
Michigan (2.0%)
	Other Securities^	$32,088,724	2.0%

	Total	32,088,724

Minnesota (2.8%)
	Other Securities^	44,836,523	2.8%

	Total	44,836,523

Mississippi (0.3%)
	Other Securities^	5,639,710	0.3%

	Total	5,639,710

Missouri (0.8%)
	Jackson County, MO Special Obligation Rev. (Harry S. Truman Sports Complex) (AMBAC Insured)
7,500,000	5.000%, 12/1/2027[a,b]	7,693,650	0.5%
	Other Securities^	5,961,533	0.3%

	Total	13,655,183

Montana (0.2%)
	Other Securities^	2,884,676	0.2%

	Total	2,884,676

Nebraska (1.5%)
	Omaha, NE Public Power District Rev.
8,150,000	5.000%, 2/1/2045, Ser. A	9,641,042	0.6%
	Other Securities^	14,992,637	0.9%

	Total	24,633,679

New Hampshire (0.2%)
	Other Securities^	3,304,130	0.2%

	Total	3,304,130

New Jersey (1.0%)
	Other Securities^	15,950,418	1.0%

	Total	15,950,418

New York (6.8%)
	New York City Municipal Water Finance Auth. Water and Sewer System Rev.
11,155,000	5.750%, 6/15/2040, Ser. A	12,323,263	0.8%
3,250,000	5.375%, 6/15/2043, Ser. EE	3,815,175	0.2%
	New York City Transitional Finance Auth. Future Tax Secured Rev.
12,505,000	5.000%, 11/1/2021	15,046,266	0.9%
15,000,000	5.000%, 11/1/2033, Ser. D-1	17,712,000	1.1%
	New York State Dormitory Auth. State Personal Income Tax Rev.
10,125,000	5.000% - 5.000%, 2/15/2029 - 3/15/2039, Ser. Ab	11,558,201	0.7%
	New York State Dormitory Auth. State University Educational Fac. Rev.
5,000,000	5.875%, 5/15/2017, Ser. A	5,130,800	0.3%
	New York State Liberty Development Corporation Liberty Rev.
10,000,000	5.250%, 12/15/2043	11,879,700	0.8%
	Other Securities^	31,576,670	2.0%

	Total	109,042,075

North Carolina (2.0%)
	North Carolina Eastern Municipal Power Agency Power System Rev.
7,190,000	5.250%, 1/1/2020, Ser. Ab	7,732,845	0.5%
6,055,000	5.000% - 6.000%, 1/1/2021 - 1/1/2026, Ser. Ab	7,133,077	0.4%
	North Carolina Eastern Municipal Power Agency Power System Rev. Refg.
2,500,000	5.000%, 1/1/2017, Ser. Db	2,574,175	0.2%
	Other Securities^	14,861,782	0.9%

	Total	32,301,879

North Dakota (0.4%)
	Other Securities^	6,704,777	0.4%

	Total	6,704,777

Ohio (5.8%)
	Buckeye Tobacco Settlement Financing Auth. Rev.
16,920,000	5.125%, 6/1/2024, Ser. A-2	16,307,327	1.0%
	Ohio Higher Educational Fac. Commission Rev. (Dayton University)
2,565,000	5.000%, 12/1/2035, Ser. A	2,994,817	0.2%
	Ohio Higher Educational Fac. Commission Rev. (Kenyon College)
4,740,000	5.250%, 7/1/2044	5,389,285	0.3%
	Ohio Hospital Rev. (Cleveland Clinic Health System Obligated Group)
5,000,000	5.000%, 1/1/2034	5,809,150	0.4%
	Ohio State Higher Educational Fac. Commission Rev. (Case Western Reserve University)
2,745,000	5.000%, 12/1/2028	3,330,508	0.2%
1,655,000	6.500%, 10/1/2020, Ser. B	1,847,311	0.1%
	Ohio State Turnpike Commission Rev.
8,000,000	0.000%, 2/15/2034[c]	7,648,240	0.5%
	Ohio State Turnpike Commission Rev. Refg. (NATL-RE Insured)
10,000,000	5.500%, 2/15/2026, Ser. Aa	12,985,000	0.8%
2,000,000	5.500%, 2/15/2024, Ser. Aa	2,497,480	0.2%
	Ohio State University Refg. Rev.
7,800,000	0.390%, 6/1/2035, Ser. Ed	7,800,000	0.5%
	Other Securities^	27,252,399	1.6%

	Total	93,861,517

The accompanying Notes to Financial Statements are an integral part of this schedule.

MUNICIPAL BOND FUND

Summary Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (99.8%)	Value	% of Net Assets
Oklahoma (0.9%)
	Grand River, OK Dam Authority Rev.
$7,815,000	5.000%, 6/1/2039, Ser. A	$9,051,567	0.6%
	Other Securities^	5,889,344	0.3%

	Total	14,940,911

Oregon (0.3%)
	Other Securities^	5,286,781	0.3%

	Total	5,286,781

Pennsylvania (3.8%)
	Lycoming County, PA Auth. Health System Rev. (Susquehanna Health System)
7,075,000	5.750%, 7/1/2039, Ser. A	7,932,702	0.5%
	Pennsylvania State Turnpike Commission Turnpike Rev.
3,000,000	5.000%, 12/1/2040, Ser. B	3,493,980	0.2%
	Pennsylvania Turnpike Commission Turnpike Rev. (AGC Insured)
10,070,000	6.250%, 6/1/2038, Ser. Ca,b	11,219,390	0.7%
	Pennsylvania Turnpike Commission Turnpike Rev. (AGM Insured)
9,860,000	Zero Coupon, 6/1/2033, Ser. Ca,c	12,616,955	0.8%
	Other Securities^	26,297,758	1.6%

	Total	61,560,785

South Carolina (2.3%)
	Charleston County, SC Airport System Rev.
6,215,000	5.500%, 7/1/2031, Ser. A, AMT	7,333,700	0.4%
	County of Charleston, SC G.O. Transportation Sales Tax Refg.
10,005,000	5.000%, 11/1/2021	12,107,551	0.7%
	Other Securities^	17,204,836	1.2%

	Total	36,646,087

South Dakota (0.3%)
	Other Securities^	4,672,220	0.3%

	Total	4,672,220

Tennessee (0.6%)
	Other Securities^	9,035,959	0.6%

	Total	9,035,959

Texas (11.7%)
	Dallas Independent School District, Dallas County, TX Unlimited Tax School Building G.O. (PSF-GTD Insured)
10,000,000	6.375%, 2/15/2034[a,b]	11,008,200	0.7%
	Harris County Industrial Development Corporation Pollution Control Rev. (Exxon)
8,000,000	0.260% - 0.260%, 3/1/2024[d]	8,000,000	0.5%
	Harris County, TX G.O. and Rev. Refg. (NATL-RE Insured)
7,000,000	Zero Coupon, 8/15/2024[a]	6,048,910	0.4%
	Harris County, TX Toll Road Rev. Refg.
6,500,000	5.250%, 8/15/2047, Ser. B	7,066,475	0.4%
	Houston, TX Water and Sewer System Rev. Refg. (AGM Insured)
10,000,000	5.750%, 12/1/2032, Ser. Aa,b	14,840,700	0.9%
	North Texas Tollway Auth. System Rev. (Special Proj.)
15,000,000	5.000%, 9/1/2030, Ser. D	17,565,900	1.1%
	North Texas Tollway Auth. System Rev. Refg.
6,000,000	5.000% - 5.625%, 1/1/2033 - 1/1/2042, Ser. Bb	6,692,595	0.4%
	North Texas Tollway Auth. System Rev. Refg. (AGC Insured)
5,000,000	Zero Coupon, 1/1/2028, Ser. Da,b	3,463,650	0.2%
	Southeast Texas Housing Finance Corporation Single Family Mortgage Rev. (NATL- RE Insured)
11,615,000	Zero Coupon, 9/1/2017[a,b]	11,483,286	0.7%
	State of Texas G.O. Refg.
13,940,000	5.000%, 10/1/2044, Ser. A	16,548,453	1.0%
	Texas College Student Loan G.O.
1,900,000	5.000%, 8/1/2017, AMT	2,000,852	0.1%
	Other Securities^	85,016,107	5.3%

	Total	189,735,128

Utah (1.0%)
	Other Securities^	16,780,830	1.0%

	Total	16,780,830

Vermont (0.1%)
	Other Securities^	2,362,170	0.1%

	Total	2,362,170

Virginia (2.0%)
	Virginia Commonwealth Transportation Board Rev.
10,000,000	5.000%, 5/15/2034	11,677,200	0.7%
	Virginia Port Auth. Port Fac. Rev.
2,000,000	5.000%, 7/1/2040	2,220,320	0.1%
	Virginia Small Business Financing Auth. Rev. (Elizabeth River Crossings Opco, LLC)
10,365,000	6.000%, 1/1/2037, AMT	12,269,361	0.8%
	Other Securities^	6,142,369	0.4%

	Total	32,309,250

Washington (4.0%)
	State of Washington Various Purpose G.O.
12,095,000	5.000%, 8/1/2030, Ser. A	14,734,613	0.9%
5,390,000	5.000%, 8/1/2021, Ser. A	6,446,763	0.4%

The accompanying Notes to Financial Statements are an integral part of this schedule.

MUNICIPAL BOND FUND

Summary Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (99.8%)	Value	% of Net Assets
Washington (4.0%) - continued
	Washington G.O. (AGM Insured)
$5,000,000	5.000%, 7/1/2021, Ser. 2007Aa,b	$5,038,900	0.3%
	Washington Health Care Fac. Auth. Rev. (Kadlec Regional Medical Center)
2,625,000	5.250%, 12/1/2030[b]	3,117,844	0.2%
	Washington Health Care Fac. Auth. Rev. (Providence Health & Services)
5,000,000	5.250%, 10/1/2032, Ser. A	5,638,200	0.3%
	Washington Health Care Fac. Auth. Rev. (Seattle Cancer Care Alliance)
5,010,000	7.375%, 3/1/2038[b]	5,892,912	0.4%
	Other Securities^	22,966,916	1.5%

	Total	63,836,148

Wisconsin (1.8%)
	Wisconsin Health & Educational Fac. Auth. Rev. (Ascension Health Credit Group)
9,275,000	5.000%, 11/15/2039, Ser. Ae	11,036,786	0.7%
	Wisconsin Health & Educational Fac. Auth. Rev. (Marquette University)
1,125,000	5.000%, 10/1/2033, Ser. B-1[b]	1,290,341	0.1%
	Wisconsin Health & Educational Fac. Auth. Rev. (Thedacare, Inc.)
9,030,000	5.000% - 5.500%, 12/15/2038 - 12/15/2044	10,109,678	0.6%
	Other Securities^	7,334,782	0.4%

	Total	29,771,587

Wyoming (0.5%)
	Other Securities^	7,553,395	0.5%

	Total	7,553,395

	Total Long-Term Fixed Income (cost $1,468,484,426)	1,611,715,397

	Total Investments (cost $1,468,484,426) 99.8%	$1,611,715,397

	Other Assets and Liabilities, Net 0.2%	3,293,809

	Total Net Assets 100.0%	$1,615,009,206

^

The Summary Schedule of Investments shows the 50 largest holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of the report date. The remaining securities held are grouped by category as “Other securities”.

a

To reduce certain risks associated with securities issued by municipalities, which may include but are not limited to economic development in a specific industry or municipality, the principal and/or interest payments are guaranteed by the bond insurance company or government agency identified.

b

Denotes securities that have been pre-refunded or escrowed to maturity. Under such an arrangement, money is deposited into an irrevocable escrow account and is used to purchase U.S. Treasury securities or government agency securities with maturing principal and interest earnings sufficient to pay all debt service requirements of the pre-refunded bonds.

c	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of April 29, 2016.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of April 29, 2016.
e	Denotes investments purchased on a when-issued or delayed delivery basis.

Definitions:

AGC	-	Assured Guaranty, Ltd
AGM	-	Assured Guaranty Municipal Corporation
AMBAC	-	American Municipal Bond Insurance Company
AMT	-	Subject to Alternative Minimum Tax
Auth.	-	Authority
C.O.P.	-	Certificate of Participation
CR	-	Custodian Receipts
Fac.	-	Facility/Facilities
FGIC	-	Federal Guaranty Insurance Company
G.O.	-	General Obligation
NATL-RE	-	National Public Finance Guarantee Corporation
Proj.	-	Project
PSF-GTD	-	Permanent School Fund Guarantee Program
Refg.	-	Refunding
Rev.	-	Revenue
Ser.	-	Series

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$143,509,664
Gross unrealized depreciation	(278,693)

Net unrealized appreciation (depreciation)	$143,230,971

Cost for federal income tax purposes	$1,468,484,426

The accompanying Notes to Financial Statements are an integral part of this schedule.

MUNICIPAL BOND FUND

Summary Schedule of Investments as of April 29, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 29, 2016, in valuing Municipal Bond Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Long-Term Fixed Income
Education	236,091,461	–	236,091,461	–
Electric Revenue	50,260,005	–	50,260,005	–
Escrowed/Pre-refunded	247,485,775	–	247,485,775	–
General Obligation	207,459,491	–	207,459,491	–
Health Care	190,135,527	–	190,135,527	–
Housing Finance	10,284,729	–	10,284,729	–
Industrial Development Revenue	34,983,672	–	34,983,672	–
Other Revenue	253,971,562	–	253,971,562	–
Tax Revenue	46,215,823	–	46,215,823	–
Transportation	268,432,112	–	268,432,112	–
Water & Sewer	66,395,240	–	66,395,240	–

Total	$1,611,715,397	$–	$1,611,715,397	$–

There were no significant transfers between Levels during the period ended April 29, 2016. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Financial Statements are an integral part of this schedule.

GOVERNMENT BOND FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (97.7%)	Value
Asset-Backed Securities (2.6%)
	Northstar Education Finance, Inc.
$553,377	1.139%, 12/26/2031[a,b]	$535,701
	U.S. Small Business Administration
894,415	3.191%, 3/10/2024	937,971

	Total	1,473,672

Collateralized Mortgage Obligations (0.7%)
	NCUA Guaranteed Notes
375,967	0.888%, 10/7/2020[b]	375,742

	Total	375,742

Energy (0.8%)
	Petroleos Mexicanos
450,000	2.378%, 4/15/2025	459,367

	Total	459,367

Financials (1.8%)
	Private Export Funding Corporation
1,000,000	2.050%, 11/15/2022	1,006,057

	Total	1,006,057

Foreign Government (8.4%)
	Asian Development Bank
1,000,000	2.125%, 3/19/2025	1,013,034
	Hashemite Kingdom of Jordan
500,000	2.503%, 10/30/2020	524,313
	Inter-American Development Bank
500,000	3.000%, 10/4/2023	537,825
600,000	4.375%, 1/24/2044	743,747
	KFW
500,000	0.790%, 12/29/2017[b]	499,849
	Kommunalbanken AS
340,000	1.500%, 10/22/2019[a]	341,573
	Kommuninvest I Sverige AB
500,000	1.500%, 1/22/2019[a]	503,954
	Sweden Government International Bond
500,000	1.625%, 3/24/2020[a]	505,614

	Total	4,669,909

Mortgage-Backed Securities (7.7%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
400,000	3.000%, 5/1/2031[c]	418,313
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
1,700,000	3.500%, 5/1/2046[c]	1,781,547
1,500,000	4.000%, 5/1/2046[c]	1,602,392
450,000	4.500%, 5/1/2046[c]	489,955

	Total	4,292,207

U.S. Government and Agencies (73.8%)
	Federal Farm Credit Bank
500,000	2.210%, 8/1/2024	510,474
	Federal Home Loan Mortgage Corporation
3,000,000	2.375%, 1/13/2022	3,136,296
	Federal National Mortgage Association
1,500,000	1.375%, 2/26/2021	1,500,201
5,700,000	2.125%, 4/24/2026	5,688,965
1,250,000	6.250%, 5/15/2029	1,779,575
	Tennessee Valley Authority
1,225,000	5.250%, 9/15/2039	1,569,989
	U.S. Treasury Bonds
850,000	6.500%, 11/15/2026	1,229,312
500,000	5.375%, 2/15/2031	711,446
1,100,000	3.625%, 2/15/2044	1,323,137
	U.S. Treasury Bonds, TIPS
345,906	2.375%, 1/15/2025	413,164
356,515	2.125%, 2/15/2040	456,882
1,573,935	0.750%, 2/15/2042	1,533,357
	U.S. Treasury Notes
1,500,000	0.875%, 11/15/2017	1,503,692
3,000,000	1.250%, 12/15/2018	3,029,532
1,750,000	1.000%, 3/15/2019	1,754,443
1,420,000	1.875%, 6/30/2020	1,460,325
1,500,000	2.000%, 7/31/2020	1,549,395
500,000	2.250%, 7/31/2021	522,832
1,500,000	2.125%, 9/30/2021	1,557,950
1,750,000	2.125%, 6/30/2022	1,813,711
3,950,000	2.250%, 11/15/2024	4,107,538
	U.S. Treasury Notes, TIPS
3,846,827	0.125%, 1/15/2023	3,887,699

	Total	41,039,915

Utilities (1.9%)
	John Sevier Combined Cycle Generation, LLC
945,431	4.626%, 1/15/2042	1,027,261

	Total	1,027,261

	Total Long-Term Fixed Income (cost $52,283,414)	54,344,130

Shares or Principal Amount	Short-Term Investments (9.7%)[d]	Value
	Federal Home Loan Bank Discount Notes
4,370,000	0.230%, 5/17/2016	4,369,546
	Federal National Mortgage Association Discount Notes
1,000,000	0.340%, 5/24/2016[e]	999,847

	Total Short-Term Investments (cost $5,369,299)	5,369,393

	Total Investments (cost $57,652,713) 107.4%	$59,713,523

	Other Assets and Liabilities, Net (7.4%)	(4,104,188)

	Total Net Assets 100.0%	$55,609,335

The accompanying Notes to Financial Statements are an integral part of this schedule.

GOVERNMENT BOND FUND

Schedule of Investments as of April 29, 2016

(unaudited)

a

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of April 29, 2016, the value of these investments was $1,886,842 or 3.4% of total net assets.

b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of April 29, 2016.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
e	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

TIPS - Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$ 2,217,517
Gross unrealized depreciation	(177,124)

Net unrealized appreciation (depreciation)	$2,040,393

Cost for federal income tax purposes	$57,673,130

The accompanying Notes to Financial Statements are an integral part of this schedule.

GOVERNMENT BOND FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 29, 2016, in valuing Government Bond Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Long-Term Fixed Income
Asset-Backed Securities	1,473,672	–	1,473,672	–
Collateralized Mortgage Obligations	375,742	–	375,742	–
Energy	459,367	–	459,367	–
Financials	1,006,057	–	1,006,057	–
Foreign Government	4,669,909	–	4,669,909	–
Mortgage-Backed Securities	4,292,207	–	4,292,207	–
U.S. Government and Agencies	41,039,915	–	41,039,915	–
Utilities	1,027,261	–	1,027,261	–
Short-Term Investments	5,369,393	–	5,369,393	–

Subtotal Investments in Securities	$59,713,523	$–	$59,713,523	$–

Total Investments at Value	$59,713,523

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	72,976	72,976	–	–

Total Asset Derivatives	$72,976	$72,976	$–	$–

Liability Derivatives
Futures Contracts	893	893	–	–

Total Liability Derivatives	$893	$893	$–	$–

There were no significant transfers between Levels during the period ended April 29, 2016. Transfers between Levels are identified as of the end of the period.

The following table presents Government Bond Fund’s futures contracts held as of April 29, 2016. Investments and/or cash totaling $199,969 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CBOT 10-Yr. U.S. Treasury Note	(34)	June 2016	($4,439,282)	($4,422,125)	$17,157
CBOT 2-Yr. U.S. Treasury Note	11	June 2016	2,405,768	2,404,875	(893)
CBOT 5-Yr. U.S. Treasury Note	47	June 2016	5,682,161	5,682,960	799
CBOT U.S. Long Bond	(19)	June 2016	(3,142,509)	(3,102,938)	39,571
CME Ultra Long Term U.S. Treasury Bond	(6)	June 2016	(1,043,511)	(1,028,062)	15,449
Total Futures Contracts					$72,083

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 29, 2016, for Government Bond Fund’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value

Asset Derivatives

Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$72,976
Total Interest Rate Contracts		72,976

Total Asset Derivatives		$72,976

Liability Derivatives

Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	893
Total Interest Rate Contracts		893

Total Liability Derivatives		$893

*

Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The accompanying Notes to Financial Statements are an integral part of this schedule.

GOVERNMENT BOND FUND

Schedule of Investments as of April 29, 2016

(unaudited)

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 29, 2016, for Government Bond Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	(382,119)
Total Interest Rate Contracts		(382,119)
Total		($382,119)

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 29, 2016, for Government Bond Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	56,853
Total Interest Rate Contracts		56,853

Total		$56,853

The following table presents Government Bond Fund’s average volume of derivative activity during the period ended April 29, 2016.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)
Interest Rate Contracts	$16,224,438	27.5%

*	Notional amount represents long or short, or both, derivative positions held by the Fund.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.

A summary of transactions for the fiscal year to date, in Government Bond Fund, is as follows:

Fund	Value October 31, 2015	Gross Purchases	Gross Sales	Shares Held at April 29, 2016	Value April 29, 2016	Income Earned November 1, 2015 - April 29, 2016
Cash Management Trust-Collateral Investment	$818,750	$500	$819,250	–	$–	$23
Cash Management Trust-Short Term Investment	6,610,141	26,427,892	33,038,033	–	–	5,616
Total Value and Income Earned	$7,428,891				$–	$5,639

The accompanying Notes to Financial Statements are an integral part of this schedule.

LIMITED MATURITY BOND FUND

Summary Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Bank Loans (2.6%)	Value	% of Net Assets
Basic Materials (0.1%)
	Other Securities^	$373,579	0.1%

	Total	373,579

Capital Goods (0.3%)
	Other Securities^	2,013,475	0.3%

	Total	2,013,475

Communications Services (0.6%)
	Other Securities^	4,638,952	0.6%

	Total	4,638,952

Consumer Cyclical (0.7%)
	Other Securities^	5,299,498	0.7%

	Total	5,299,498

Consumer Non-Cyclical (0.3%)
	Other Securities^	2,316,836	0.3%

	Total	2,316,836

Energy (0.1%)
	Other Securities^	481,232	0.1%

	Total	481,232

Financials (0.1%)
	Other Securities^	1,115,573	0.1%

	Total	1,115,573

Technology (0.2%)
	Other Securities^	1,326,189	0.2%

	Total	1,326,189

Transportation (0.1%)
	Other Securities^	1,024,796	0.1%

	Total	1,024,796

Utilities (0.1%)
	Other Securities^	932,770	0.1%

	Total	932,770

	Total Bank Loans (cost $20,831,034)	19,522,900

Principal Amount	Long-Term Fixed Income (94.1%)	Value	% of Net Assets
Asset-Backed Securities (12.0%)
	BA Credit Card Trust
$3,850,000	0.813%, 6/15/2021[a]	3,858,454	0.5%
	Capital One Multi-Asset Execution Trust
5,400,000	1.260%, 1/15/2020	5,416,080	0.7%
	Chase Issuance Trust
2,975,000	1.590%, 2/18/2020	2,999,321	0.4%
	Citibank Credit Card Issuance Trust
5,525,000	1.020%, 2/22/2019	5,529,499	0.8%
	Master Credit Card Trust
3,500,000	1.089%, 9/23/2019[a,b]	3,500,000	0.5%
	Navient Student Loan Trust
3,000,000	1.189%, 6/25/2065[a,b]	3,001,800	0.4%
	OZLM VIII, Ltd.
3,050,000	2.073%, 10/17/2026*,[a]	3,036,131	0.4%
	World Financial Network Credit Card Master Trust
4,000,000	0.910%, 3/16/2020	4,000,006	0.5%
	Other Securities^	58,092,381	7.8%

	Total	89,433,672

Basic Materials (0.6%)
	Other Securities^	4,372,108	0.6%

	Total	4,372,108

Capital Goods (0.5%)
	Other Securities^	3,410,048	0.5%

	Total	3,410,048

Collateralized Mortgage Obligations (10.2%)
	Alm Loan Funding CLO
3,050,000	2.063%, 10/17/2026*,[a]	3,034,231	0.4%
	Babson CLO, Ltd.
3,050,000	2.023%, 10/17/2026*,[a]	3,027,911	0.4%
	Birchwood Park CLO, Ltd.
3,050,000	2.068%, 7/15/2026*,[a]	3,036,262	0.4%
	BlueMountain CLO, Ltd.
3,050,000	2.108%, 10/15/2026*,a	3,044,278	0.4%
	Cent CLO 16, LP
3,050,000	1.866%, 8/1/2024*,[a]	3,039,460	0.4%
	Countrywide Alternative Loan Trust
646,536	5.500% - 5.500%, 11/25/2035 - 2/25/2036	616,545	0.1%
	Countrywide Home Loans, Inc.
652,947	2.664%, 3/20/2036	561,698	0.1%
	Dryden 34 Senior Loan Fund CLO
3,050,000	2.058%, 10/15/2026*,[a]	3,034,919	0.4%
	Madison Park Funding XIV CLO, Ltd.
3,350,000	2.084%, 7/20/2026*,[a]	3,339,514	0.5%
	Octagon Investment Partners XX CLO, Ltd.
3,050,000	2.058%, 8/12/2026*,[a]	3,033,441	0.4%
	Voya CLO 3, Ltd.
3,050,000	2.058%, 7/25/2026*,[a]	3,032,909	0.4%
	Wells Fargo Commercial Mortgage Trust
2,925,000	2.632%, 5/15/2048	2,999,154	0.4%
	Other Securities^	44,341,948	5.9%

	Total	76,142,270

Commercial Mortgage-Backed Securities (4.0%)
	Commercial Mortgage Pass-Through Certificates
4,000,000	1.489%, 6/8/2030[a,b]	3,999,999	0.5%
	Credit Suisse First Boston Mortgage Securities
3,674,000	5.542%, 1/15/2049	3,733,087	0.5%
	Federal National Mortgage Association
1,212,066	1.272%, 1/25/2017	1,211,779	0.2%
	SCG Trust
3,575,000	1.833%, 11/15/2026[a,b]	3,571,994	0.5%

The accompanying Notes to Financial Statements are an integral part of this schedule.

LIMITED MATURITY BOND FUND

Summary Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (94.1%)	Value	% of Net Assets
Commercial Mortgage-Backed Securities (4.0%) - continued
	Other Securities^	$17,185,160	2.3%

	Total	29,702,019

Communications Services (3.0%)
	Other Securities^	22,417,736	3.0%

	Total	22,417,736

Consumer Cyclical (1.4%)
	Other Securities^	10,514,723	1.4%

	Total	10,514,723

Consumer Non-Cyclical (5.8%)
	Unilever Capital Corporation
3,000,000	2.100%, 7/30/2020	3,067,704	0.4%
	Other Securities^	40,162,425	5.4%

	Total	43,230,129

Energy (3.3%)
	Chevron Corporation
3,000,000	1.718%, 6/24/2018	3,028,662	0.4%
	Other Securities^	21,828,897	2.9%

	Total	24,857,559

Financials (18.1%)
	Bank of America Corporation
6,025,000	1.495% - 6.100%, 8/25/2017 - 12/29/2049[a,c]	6,028,532	0.8%
	Bank of America NA
1,000,000	5.300%, 3/15/2017	1,033,850	0.2%
	Bear Stearns Companies, LLC
1,500,000	6.400%, 10/2/2017	1,602,487	0.2%
	J.P. Morgan Chase & Company
3,100,000	1.538%, 1/25/2018[a]	3,113,448	0.4%
2,650,000	2.250% - 3.875%, 1/23/2020 - 9/10/2024	2,701,848	0.4%
	Japan Bank for International Cooperation
3,000,000	1.750%, 7/31/2018	3,017,673	0.4%
	Wells Fargo & Company
4,485,000	1.318% - 5.875%, 1/30/2020 - 12/31/2049[a,c]	4,601,557	0.6%
	Other Securities^	112,508,055	15.1%

	Total	134,607,450

Foreign Government (0.9%)
	Other Securities^	6,894,365	0.9%

	Total	6,894,365

Mortgage-Backed Securities (5.0%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
11,570,000	3.000%, 5/1/2031[d]	12,099,687	1.6%
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
13,670,000	4.000%, 5/1/2046[d]	14,596,997	2.0%
261,463	6.500%, 9/1/2037	301,334	<0.1%
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
1,796,192	2.250%, 6/25/2025	1,829,189	0.3%
	Federal National Mortgage Association Conventional 20-Yr. Pass Through
521,483	6.000%, 8/1/2024	593,770	0.1%
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
4,544,518	1.734%, 7/1/2043[a]	4,624,871	0.6%
3,186,570	2.072% - 5.559%, 9/1/2037 - 1/1/2043[a]	3,278,920	0.4%

	Total	37,324,768

Technology (1.9%)
	Other Securities^	14,327,128	1.9%

	Total	14,327,128

Transportation (1.9%)
	Other Securities^	13,872,898	1.9%

	Total	13,872,898

U.S. Government and Agencies (22.9%)
	Federal Home Loan Mortgage Corporation
3,050,000	1.250%, 10/2/2019	3,065,189	0.4%
750,000	1.250%, 8/1/2019	754,196	0.1%
	Federal National Mortgage Association
3,500,000	1.875%, 12/28/2020[e]	3,581,092	0.4%
11,000,000	1.375%, 2/26/2021[e]	11,001,474	1.4%
	U.S. Treasury Bonds
12,000,000	5.375%, 2/15/2031	17,074,692	2.3%
9,500,000	3.625%, 2/15/2044	11,427,094	1.5%
690,000	3.000%, 5/15/2042	742,720	0.1%
	U.S. Treasury Bonds, TIPS
17,201,620	0.125%, 4/15/2019	17,571,403	2.4%
6,485,960	0.625%, 1/15/2026	6,811,354	0.9%
	U.S. Treasury Notes
34,000,000	0.875%, 11/15/2017	34,083,674	4.6%
23,500,000	0.875%, 3/31/2018	23,545,895	3.2%
3,350,000	1.500%, 10/31/2019	3,402,344	0.5%
18,225,000	1.875%, 6/30/2020	18,742,554	2.5%
11,050,000	2.125%, 6/30/2022	11,452,286	1.5%
2,570,000	1.625%, 8/15/2022	2,588,270	0.4%
	U.S. Treasury Notes, TIPS
5,135,950	0.125%, 1/15/2023	5,190,519	0.7%

	Total	171,034,756

Utilities (2.6%)
	Other Securities^	18,986,950	2.6%

	Total	18,986,950

	Total Long-Term Fixed Income (cost $699,236,205)	701,128,579

The accompanying Notes to Financial Statements are an integral part of this schedule.

LIMITED MATURITY BOND FUND

Summary Schedule of Investments as of April 29, 2016

(unaudited)

Shares	Preferred Stock (0.6%)	Value	% of Net Assets
Financials (0.4%)
1,075,000	J.P. Morgan Chase & Company[c]	$1,081,047	0.1%
	Other Securities^	2,203,374	0.3%

	Total	3,284,421

Utilities (0.2%)
	Other Securities^	1,184,480	0.2%

	Total	1,184,480

	Total Preferred Stock (cost $4,585,832)	4,468,901

Shares	Common Stock (<0.1%)	Value	% of Net Assets
Energy (<0.1%)
	Other Securities^	56,715	<0.1%

	Total	56,715

	Total Common Stock (cost $53,730)	56,715

Shares	Collateral Held for Securities Loaned (2.5%)	Value	% of Net Assets
18,761,203	Thrivent Cash Management Trust	18,761,203	2.5%

	Total Collateral Held for Securities Loaned (cost $18,761,203)	18,761,203

Shares or Principal Amount	Short-Term Investments (6.2%)[f]	Value	% of Net Assets
	Federal Home Loan Bank Discount Notes
5,000,000	0.245%, 5/4/2016	4,999,930	0.6%
3,000,000	0.260%, 5/11/2016	2,999,811	0.4%
5,000,000	0.256%, 5/16/2016	4,999,515	0.7%
4,000,000	0.260%, 5/17/2016	3,999,584	0.5%
3,000,000	0.265%, 5/23/2016	2,999,562	0.4%
3,000,000	0.285%, 5/31/2016	2,999,397	0.4%
5,000,000	0.290%, 6/7/2016	4,998,575	0.7%
3,700,000	0.280%, 6/24/2016	3,698,446	0.5%
	Federal Home Loan Mortgage Corporation Discount Notes
5,000,000	0.235%, 5/9/2016	4,999,755	0.7%
	Federal Home Loan Bank
8,000,000	0.250% - 0.503%, 5/12/2016 - 6/22/2016[a]	7,998,366	1.1%
	Federal National Mortgage Association Discount Notes
1,500,000	0.340%, 5/24/2016[g]	1,499,770	0.2%

	Total Short-Term Investments (cost $46,191,905)	46,192,711

	Total Investments (cost $789,659,909) 106.0%	$790,131,009

	Other Assets and Liabilities, Net (6.0%)	(44,453,610)

	Total Net Assets 100.0%	$745,677,399

^

The Summary Schedule of Investments shows the 50 largest holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of the report date. The remaining securities held are grouped by category as “Other securities”.

a	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of April 29, 2016.
b

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of April 29, 2016, the value of these investments was $122,721,021 or 16.5% of total net assets.

c	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
d	Denotes investments purchased on a when-issued or delayed delivery basis.
e	All or a portion of the security is on loan.
f	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
g	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Limited Maturity Bond Fund as of April 29, 2016 was $73,667,700 or 9.9% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of April 29, 2016.

Security	Acquisition Date	Cost
Alm Loan Funding CLO, 10/17/2026	7/31/2014	$3,048,475
Babson CLO, Ltd., 10/17/2026	8/15/2014	3,048,475
Birchwood Park CLO, Ltd., 7/15/2026	7/31/2014	3,050,000
BlueMountain CLO, Ltd., 10/15/2026	8/27/2014	3,046,920
Cent CLO 16, LP, 8/1/2024	9/5/2014	3,050,000
Dryden 34 Senior Loan Fund CLO, 10/15/2026	7/21/2014	3,050,000
Madison Park Funding XIV CLO, Ltd., 7/20/2026	7/3/2014	3,345,980
Octagon Investment Partners XX CLO, Ltd., 8/12/2026	7/10/2014	3,050,000
OZLM VIII, Ltd., 10/17/2026	8/7/2014	3,032,615
Voya CLO 3, Ltd., 7/25/2026	7/10/2014	3,045,425

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Limited Maturity Bond Fund as of April 29, 2016:

Securities Lending Transactions

Taxable Debt Security	$18,335,093

Total lending	$18,335,093
Gross amount payable upon return of collateral for securities loaned	$18,761,203

Net amounts due to counterparty	$426,110

The accompanying Notes to Financial Statements are an integral part of this schedule.

LIMITED MATURITY BOND FUND

Summary Schedule of Investments as of April 29, 2016

(unaudited)

Definitions:

CLO	-	Collateralized Loan Obligation
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$ 9,334,927
Gross unrealized depreciation	(8,741,418)

Net unrealized appreciation (depreciation)	$593,509

Cost for federal income tax purposes	$789,537,500

The accompanying Notes to Financial Statements are an integral part of this schedule.

LIMITED MATURITY BOND FUND

Summary Schedule of Investments as of April 29, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 29, 2016, in valuing Limited Maturity Bond Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Bank Loans
Basic Materials	373,579	–	373,579	–
Capital Goods	2,013,475	–	2,013,475	–
Communications Services	4,638,952	–	3,595,683	1,043,269
Consumer Cyclical	5,299,498	–	5,299,498	–
Consumer Non-Cyclical	2,316,836	–	2,316,836	–
Energy	481,232	–	481,232	–
Financials	1,115,573	–	1,115,573	–
Technology	1,326,189	–	1,326,189	–
Transportation	1,024,796	–	1,024,796	–
Utilities	932,770	–	932,770	–

Long-Term Fixed Income
Asset-Backed Securities	89,433,672	–	86,222,576	3,211,096
Basic Materials	4,372,108	–	4,372,108	–
Capital Goods	3,410,048	–	3,410,048	–
Collateralized Mortgage Obligations	76,142,270	–	76,142,270	–
Commercial Mortgage-Backed Securities	29,702,019	–	29,702,019	–
Communications Services	22,417,736	–	22,417,736	–
Consumer Cyclical	10,514,723	–	10,514,723	–
Consumer Non-Cyclical	43,230,129	–	43,230,129	–
Energy	24,857,559	–	24,857,559	–
Financials	134,607,450	–	134,607,450	–
Foreign Government	6,894,365	–	6,894,365	–
Mortgage-Backed Securities	37,324,768	–	37,324,768	–
Technology	14,327,128	–	14,327,128	–
Transportation	13,872,898	–	13,872,898	–
U.S. Government and Agencies	171,034,756	–	171,034,756	–
Utilities	18,986,950	–	18,986,950	–

Preferred Stock
Financials	3,284,421	1,412,100	1,872,321	–
Utilities	1,184,480	1,184,480	–	–

Common Stock
Energy	56,715	56,715	–	–
Short-Term Investments	46,192,711	–	46,192,711	–

Subtotal Investments in Securities	$771,369,806	$2,653,295	$764,462,146	$4,254,365

Other Investments*	Total
Collateral Held for Securities Loaned	18,761,203

Subtotal Other Investments	$18,761,203

Total Investments at Value	$790,131,009

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3

Asset Derivatives
Futures Contracts	447,371	447,371	–	–

Total Asset Derivatives	$447,371	$447,371	$–	$–

Liability Derivatives
Futures Contracts	44,486	44,486	–	–

Total Liability Derivatives	$44,486	$44,486	$–	$–

There were no significant transfers between Levels during the period ended April 29, 2016. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Financial Statements are an integral part of this schedule.

LIMITED MATURITY BOND FUND

Summary Schedule of Investments as of April 29, 2016

(unaudited)

The following table presents Limited Maturity Bond Fund’s futures contracts held as of April 29, 2016. Investments and/or cash totaling $999,847 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CBOT 10-Yr. U.S. Treasury Note	(250)	June 2016	($32,641,778)	($32,515,625)	$126,153
CBOT 2-Yr. U.S. Treasury Note	548	June 2016	119,850,987	119,806,501	(44,486)
CBOT 5-Yr. U.S. Treasury Note	(340)	June 2016	(41,157,541)	(41,110,781)	46,760
CBOT U.S. Long Bond	(112)	June 2016	(18,524,261)	(18,291,000)	233,261
CME Ultra Long Term U.S. Treasury Bond	(16)	June 2016	(2,782,697)	(2,741,500)	41,197
Total Futures Contracts					$402,885

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 29, 2016, for Limited Maturity Bond Fund’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value

Asset Derivatives

Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$447,371
Total Interest Rate Contracts		447,371

Total Asset Derivatives		$447,371

Liability Derivatives

Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	44,486
Total Interest Rate Contracts		44,486

Total Liability Derivatives		$44,486

*

Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 29, 2016, for Limited Maturity Bond Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income

Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	(2,976,857)

Total Interest Rate Contracts		(2,976,857)

Total		($2,976,857)

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 29, 2016, for Limited Maturity Bond Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income

Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	646,162
Total Interest Rate Contracts		646,162

Total		$646,162

The accompanying Notes to Financial Statements are an integral part of this schedule.

LIMITED MATURITY BOND FUND

Summary Schedule of Investments as of April 29, 2016

(unaudited)

The following table presents Limited Maturity Bond Fund’s average volume of derivative activity during the period ended April 29, 2016.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)
Interest Rate Contracts	$142,184,001	19.4%

*	Notional amount represents long or short, or both, derivative positions held by the Fund.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.

A summary of transactions for the fiscal year to date, in Limited Maturity Bond Fund, is as follows:

Fund	Value October 31, 2015	Gross Purchases	Gross Sales	Shares Held at April 29, 2016	Value April 29, 2016	Income Earned November 1, 2015 - April 29, 2016
Cash Management Trus-Collateral Investment	$4,701,470	$42,723,755	$28,664,022	18,761,203	$18,761,203	$12,285
Cash Management Trust-Short Term Investment	35,527,966	108,735,339	144,263,305	–	–	51,491
Total Value and Income Earned	$40,229,436				$18,761,203	$63,776

The accompanying Notes to Financial Statements are an integral part of this schedule.

MONEY MARKET FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	U.S. Government Agency Debt (88.1%)[a]	Value
	Federal Agricultural Mortgage Corporation
$4,300,000	0.250%, 5/2/2016	$4,299,940
3,700,000	0.410%, 5/11/2016	3,699,537
5,800,000	0.400%, 6/14/2016	5,797,100
1,050,000	0.380%, 6/17/2016	1,049,468
2,150,000	0.400%, 7/22/2016	2,149,465
2,610,000	0.520%, 7/27/2016	2,619,421
7,925,000	0.490%, 8/15/2016	7,913,460
2,150,000	0.450%, 9/28/2016	2,148,835
4,250,000	0.638%, 1/25/2017[b]	4,250,000
4,280,000	0.549%, 3/7/2017[b]	4,280,000
	Federal Farm Credit Bank
2,300,000	0.509%, 6/30/2016[b]	2,299,988
2,220,000	0.461%, 3/13/2017[b]	2,218,648
370,000	0.486%, 4/17/2017[b]	369,894
3,700,000	0.497%, 8/10/2017[b]	3,697,640
	Federal Home Loan Bank
8,965,000	0.200%, 5/2/2016	8,964,900
700,000	0.240%, 5/3/2016	699,986
11,315,000	0.363%, 5/4/2016	11,314,543
700,000	0.280%, 5/12/2016	699,935
4,230,000	0.503%, 5/12/2016[b]	4,229,999
6,800,000	0.327%, 5/13/2016	6,799,197
400,000	0.280%, 5/17/2016	399,947
4,160,000	0.478%, 5/17/2016[b]	4,159,952
5,125,000	0.347%, 5/18/2016	5,124,110
4,350,000	0.380%, 5/20/2016	4,349,082
4,220,000	0.533%, 5/20/2016[b]	4,220,000
260,000	0.275%, 5/24/2016	259,952
4,140,000	0.399%, 5/24/2016[b]	4,140,000
4,300,000	0.395%, 5/25/2016	4,298,821
4,100,000	0.376%, 5/26/2016[b]	4,099,984
400,000	0.290%, 5/27/2016	399,913
3,700,000	0.394%, 6/1/2016[b]	3,699,994
3,900,000	0.471%, 6/1/2016	3,898,369
6,955,000	0.296%, 6/3/2016	6,953,056
2,130,000	0.375%, 6/10/2016	2,130,036
3,600,000	0.310%, 6/17/2016	3,598,512
4,250,000	0.421%, 6/22/2016[b]	4,249,996
4,160,000	0.389%, 6/23/2016[b]	4,160,000
6,700,000	0.342%, 6/24/2016	6,696,501
2,034,000	0.340%, 6/28/2016	2,032,867
1,000,000	0.344%, 7/6/2016	999,360
2,500,000	0.535%, 7/15/2016	2,497,176
4,100,000	0.386%, 7/22/2016[b]	4,100,000
1,260,000	0.402%, 7/22/2016	1,258,832
8,500,000	0.456%, 7/26/2016[b]	8,499,984
2,950,000	0.333%, 7/27/2016	2,947,599
4,110,000	0.381%, 8/17/2016[b]	4,110,000
400,000	0.470%, 8/17/2016	399,431
8,300,000	0.478%, 8/17/2016[b]	8,299,532
4,150,000	0.399%, 8/25/2016[b]	4,150,000
2,130,000	0.464%, 9/1/2016[b]	2,130,000
2,175,000	0.379%, 9/2/2016[b,c]	2,175,000
4,480,000	0.517%, 9/2/2016	4,471,952
1,890,000	0.510%, 9/7/2016	1,886,519
2,220,000	0.560%, 9/9/2016	2,231,501
2,960,000	0.500%, 9/28/2016	2,960,749
11,250,000	0.511%, 10/13/2016[b]	11,249,466
4,220,000	0.573%, 1/19/2017[b]	4,219,666
3,720,000	0.526%, 1/26/2017[b]	3,720,000
3,700,000	0.554%, 3/30/2017[b]	3,700,000
3,700,000	0.593%, 8/23/2017[b]	3,699,757
	Federal Home Loan Bank of Chicago
4,180,000	0.560%, 6/13/2016	4,206,002
	Federal Home Loan Mortgage Corporation
1,150,000	0.290%, 5/10/2016	1,149,907
1,595,000	0.450%, 5/27/2016	1,597,508
1,800,000	0.300%, 6/1/2016	1,799,520
2,240,000	0.334%, 6/9/2016	2,239,169
2,400,000	0.290%, 7/5/2016	2,398,724
300,000	0.335%, 8/19/2016	299,690
4,120,000	0.394%, 8/24/2016[b]	4,120,000
4,130,000	0.402%, 9/2/2016[b]	4,130,000
3,750,000	0.571%, 7/21/2017[b]	3,749,528
	Federal National Mortgage Association
5,000,000	0.200%, 5/3/2016	4,999,972
450,000	0.260%, 5/6/2016	449,981
5,475,000	0.456%, 8/12/2016[b]	5,475,662
2,000,000	0.456%, 8/16/2016[b]	2,000,093
4,130,000	0.457%, 8/26/2016[b]	4,131,092
2,576,000	0.625%, 8/26/2016	2,578,115
1,939,000	0.580%, 9/15/2016	1,973,089
3,700,000	1.250%, 9/28/2016	3,712,814
3,738,000	1.375%, 11/15/2016	3,755,267
	Overseas Private Investment Corporation
3,000,000	0.500%, 4/30/2016	3,146,577
4,040,000	0.510%, 4/30/2016	4,060,604
4,200,000	0.520%, 5/2/2016	4,221,686
2,894,744	0.360%, 5/4/2016[b]	2,894,744
6,231,579	0.360%, 5/4/2016[b]	6,231,579
2,768,800	0.360%, 5/4/2016[b]	2,768,800
7,298,246	0.360%, 5/6/2016[b]	7,298,246
4,510,000	0.360%, 5/6/2016[b]	4,510,000
5,865,480	0.360%, 5/6/2016[b]	5,865,480
4,855,000	0.370%, 5/6/2016[b]	4,855,000
6,000,000	0.370%, 5/6/2016[b]	6,000,000
7,700,000	0.380%, 5/6/2016[b]	7,700,000
7,231,200	0.360%, 5/13/2016[b]	7,231,200
3,700,000	0.550%, 6/21/2016	3,743,989
4,140,000	0.550%, 7/7/2016	4,158,557
7,450,000	0.870%, 11/18/2016	7,479,040
2,100,000	0.990%, 11/21/2016	2,107,347
7,400,000	1.010%, 3/17/2017	7,400,000
4,350,000	0.760%, 3/30/2017[c]	4,350,000

	Total	378,868,554

Principal Amount	U.S. Treasury Debt (14.7%)[a]	Value
	U.S. Treasury Bills
3,700,000	0.430%, 8/18/2016	3,695,138
	U.S. Treasury Notes
23,740,000	0.373%, 4/30/2016	23,740,000
4,250,000	0.660%, 5/15/2016	4,258,334
6,330,000	0.490%, 5/31/2016	6,345,281
3,000,000	0.500%, 7/31/2016	3,000,414
2,220,000	0.500%, 8/31/2016	2,220,370
7,400,000	0.303%, 10/31/2016[b]	7,400,302
8,700,000	0.327%, 7/31/2017[b]	8,698,017
4,350,000	0.522%, 1/31/2018[b]	4,358,561

	Total	63,716,417

	Total Investments (at amortized cost) 102.8%	$442,584,971

	Other Assets and Liabilities, Net (2.8)%	(11,987,865)

	Total Net Assets 100.0%	$430,597,106

The accompanying Notes to Financial Statements are an integral part of this schedule.

MONEY MARKET FUND

Schedule of Investments as of April 29, 2016

(unaudited)

a	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of April 29, 2016.
c	Denotes investments purchased on a when-issued or delayed delivery basis.

Cost for federal income tax purposes	$442,584,971

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 29, 2016, in valuing Money Market Fund’s assets carried at fair value or amortized cost, which approximates fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
U.S. Government Agency Debt	378,868,554	–	378,868,554	–
U.S. Treasury Debt	63,716,417	–	63,716,417	–

Total	$442,584,971	$–	$442,584,971	$–

There were no significant transfers between Levels during the period ended April 29, 2016. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Financial Statements are an integral part of this schedule.

(THIS PAGE INTENTIONALLY LEFT BLANK)

THRIVENT MUTUAL FUNDS

STATEMENT OF ASSETS AND LIABILITIES

As of April 29, 2016 (unaudited)	Aggressive Allocation Fund	Moderately Aggressive Allocation Fund	Moderate Allocation Fund	Moderately Conservative Allocation Fund
Assets
Investments at cost	$776,648,866	$1,846,596,314	$1,795,804,799	$788,074,223
Investments in securities at value	526,873,922	1,167,106,239	1,271,945,789	606,300,555
Investments in affiliates at value	330,697,387	848,047,117	681,927,552	238,042,152
Investments at Value	857,571,309	2,015,153,356	1,953,873,341	844,342,707

Cash	126,792 (a)	152,561 (b)	146,947 (c)	221,480
Initial margin deposit on open future contracts	–	–	–	–
Dividends and interest receivable	262,690	1,946,926	3,202,954	1,795,490
Prepaid expenses	37,033	50,933	47,650	28,371
Prepaid trustee fees	3,258	5,394	5,404	2,972
Receivable for investments sold	5,363,782	8,980,244	9,238,712	7,425,483
Receivable for fund shares sold	185,615	843,523	929,065	202,838
Unrealized gain on forward contracts	–	–	–	–
Receivable for expense reimbursements	179,331	419,047	300,758	90,540
Receivable for variation margin	750,945	998,644	607,425	263,759
Total Assets	864,480,755	2,028,550,628	1,968,352,256	854,373,640

Liabilities
Distributions payable	–	–	–	–
Accrued expenses	78,234	121,177	108,570	61,601
Payable for investments purchased	15,244,047	95,516,268	161,907,375	106,911,884
Payable upon return of collateral for securities loaned	–	1,979,450	3,647,108	2,369,141
Payable for fund shares redeemed	213,120	723,232	682,947	247,666
Unrealized loss on forward contracts	–	–	–	–
Payable for variation margin	1,836,201	2,970,838	2,021,264	597,070
Payable for investment advisory fees	492,546	1,031,616	893,886	347,541
Payable for administrative fees	17,816	33,079	31,292	16,403
Payable for distribution fees	141,718	351,398	329,969	138,448
Payable for transfer agent fees	69,535	134,240	98,538	37,209
Payable for trustee deferred compensation	42,511	66,612	66,043	44,952
Mortgage dollar roll deferred revenue	5,566	44,057	78,004	44,356
Total Liabilities	18,141,294	102,971,967	169,864,996	110,816,271

Net Assets
Capital stock (beneficial interest)	774,020,254	1,762,309,342	1,654,738,419	692,185,755
Accumulated undistributed net investment income/(loss)	(342,008)	2,389,335	1,033,359	662,259
Accumulated undistributed net realized gain/(loss)	(5,252,328)	(2,768,457)	(12,298,463)	(4,749,032)
Net unrealized appreciation/(depreciation) on:
Investments	32,076,586	51,552,577	38,892,678	18,555,832
Affiliated investments	48,845,857	117,004,465	119,175,864	37,712,652
Futures contracts	(3,005,609)	(4,905,342)	(3,052,964)	(808,447)
Foreign currency forward contracts	–	–	–	–
Foreign currency transactions	(3,291)	(3,259)	(1,633)	(1,650)
Total Net Assets	$846,339,461	$1,925,578,661	$1,798,487,260	$743,557,369

Class A Share Capital	$719,822,337	$1,783,955,146	$1,673,003,507	$699,711,897
Shares of beneficial interest outstanding (Class A)	57,228,748	141,272,909	137,419,893	60,620,816
Net asset value per share	$12.58	$12.63	$12.17	$11.54
Maximum public offering price	$13.17	$13.23	$12.74	$12.08
Class S Share Capital	$126,517,124	$141,623,515	$125,483,753	$43,845,472
Shares of beneficial interest outstanding (Class S)	9,970,132	11,127,652	10,279,420	3,787,242
Net asset value per share	$12.69	$12.73	$12.21	$11.58

(a)	Includes foreign currency holdings of $2,255 (cost $2,249).
(b)	Includes foreign currency holdings of $70,033 (cost $67,351).
(c)	Includes foreign currency holdings of $49,969 (cost $48,165).
(d)	Includes foreign currency holdings of $42,718 (cost $41,664).
(e)	Includes foreign currency holdings of $65,263 (cost $62,826).
(f)	Includes foreign currency holdings of $2,685,367 (cost $2,662,766).

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT MUTUAL FUNDS

STATEMENT OF ASSETS AND LIABILITIES – CONTINUED

Balanced Income Plus Fund		Opportunity Income Plus Fund	Partner Emerging Markets Equity Fund	Small Cap Stock Fund	Mid Cap Stock Fund	Partner Worldwide Allocation Fund	Large Cap Growth Fund

$297,791,023		$463,039,132	$11,000,438	$408,179,457	$1,010,078,358	$718,826,629	$534,082,777
297,051,108		442,997,481	9,866,969	426,817,906	1,245,590,334	734,529,311	654,487,168
6,590,070		11,404,416	–	34,694,733	27,943,650	4,459,395	–
303,641,178		454,401,897	9,866,969	461,512,639	1,273,533,984	738,988,706	654,487,168

595,272	(d)	2,241,022	102,587 (e)	8,917	72,595	2,996,490 (f)	81,645
–		–	–	–	–	358,797	–
1,228,425		2,571,512	23,838	82,083	206,171	4,902,016	322,245
23,276		27,336	14,853	21,823	26,500	32,260	31,068
2,308		2,732	1,114	3,057	6,453	4,474	4,145
2,240,097		3,521,686	5,094	2,881,016	–	6,476,791	19,659,454
310,127		278,596	4,144	28,073	63,236	25,071	180,476
–		–	–	–	–	428,749	–
–		7,461	15,840	–	–	28,791	13,884
12,188		28,719	–	–	–	985,161	–
308,052,871		463,080,961	10,034,439	464,537,608	1,273,908,939	755,227,306	674,780,085

–		87,349	–	–	–	–	–
71,691		38,565	21,589	34,521	55,859	116,184	32,208
18,654,851		47,597,151	16,302	567,562	1,288,913	6,541,209	11,526,268
6,590,070		11,404,416	–	34,694,733	27,943,650	4,459,395	–
581,406		548,712	1,685	232,111	338,353	96,254	182,922
–		–	–	–	–	528,395	–
14,422		25,093	–	–	–	989,990	–
122,130		143,179	9,436	227,268	632,062	504,502	396,002
9,830		11,561	5,975	11,907	23,369	16,307	15,507
44,750		49,463	1,895	63,196	184,829	28,284	36,621
19,083		20,371	1,531	42,956	89,253	25,229	26,053
82,048		101,761	9,301	174,552	308,023	142,513	99,736
6,718		15,520	–	–	–	–	–
26,196,999		60,043,141	67,714	36,048,806	30,864,311	13,448,262	12,315,317

279,967,121		424,036,138	12,945,614	381,104,850	986,471,087	793,160,669	561,522,278
348,701		(342,263)	(5,753)	330,863	(151,346)	4,018,921	(528,638)
(4,320,252)		(12,037,672)	(1,842,325)	(6,280,093)	(6,730,739)	(75,504,129)	(18,931,138)

5,850,155		(8,637,235)	(1,133,469)	53,333,182	263,455,626	20,162,077	120,404,391
–		–	–	–	–	–	–
2,267		18,852	–	–	–	(76,429)	–
–		–	–	–	–	(99,646)	–
7,880		–	2,658	–	–	117,581	(2,125)
$281,855,872		$403,037,820	$9,966,725	$428,488,802	$1,243,044,628	$741,779,044	$662,464,768

$226,440,424		$251,253,371	$9,645,507	$320,766,235	$942,368,721	$143,757,529	$179,853,288
18,850,574		25,073,717	1,229,219	19,643,521	48,143,226	15,310,851	22,748,059
$12.01		$10.02	$7.85	$16.33	$19.57	$9.39	$7.91
$12.58		$10.49	$8.22	$17.10	$20.49	$9.83	$8.28
$55,415,448		$151,784,449	$321,218	$107,722,567	$300,675,907	$598,021,515	$482,611,480
4,621,662		15,147,487	41,240	5,603,908	13,869,765	63,409,148	55,957,093
$11.99		$10.02	$7.79	$19.22	$21.68	$9.43	$8.62

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT MUTUAL FUNDS

STATEMENT OF ASSETS AND LIABILITIES – CONTINUED

As of April 29, 2016 (unaudited)	Large Cap Value Fund	Large Cap Stock Fund
Assets
Investments at cost	$642,641,623	$1,355,086,495
Investments in securities at value	791,580,974	1,624,900,867
Investments in affiliates at value	612,375	20,678,293
Investments at Value	792,193,349	1,645,579,160

Cash	74,703	991,284	(a)
Dividends and interest receivable	829,270	3,620,048
Prepaid expenses	29,834	29,326
Prepaid trustee fees	4,638	7,632
Receivable for investments sold	–	–
Receivable for fund shares sold	161,726	59,061
Receivable for expense reimbursements	–	–
Receivable for variation margin	–	–
Total Assets	793,293,520	1,650,286,511

Liabilities
Distributions payable	–	–
Accrued expenses	31,928	121,002
Payable for investments purchased	–	2,829,095
Payable upon return of collateral for securities loaned	612,375	20,678,293
Payable for fund shares redeemed	183,354	404,547
Payable for variation margin	–	3,367,667
Payable for investment advisory fees	279,855	733,895
Payable for administrative fees	17,028	29,044
Payable for distribution fees	38,760	283,937
Payable for transfer agent fees	22,859	125,912
Payable for trustee deferred compensation	130,315	582,058
Mortgage dollar roll deferred revenue	–	–
Total Liabilities	1,316,474	29,155,450

Net Assets
Capital stock (beneficial interest)	623,622,056	1,327,634,354
Accumulated undistributed net investment income/(loss)	3,462,755	3,727,107
Accumulated undistributed net realized gain/(loss)	15,340,509	(1,822,527)
Net unrealized appreciation/(depreciation) on:
Investments	149,551,726	290,492,665
Futures contracts	–	1,029,369
Foreign currency transactions	–	70,093
Total Net Assets	$791,977,046	$1,621,131,061

Class A Share Capital	$197,160,602	$1,427,004,080
Shares of beneficial interest outstanding (Class A)	10,560,077	59,078,913
Net asset value per share	$18.67	$24.15
Maximum public offering price	$19.55	$25.29
Class S Share Capital	$594,816,444	$194,126,981
Shares of beneficial interest outstanding (Class S)	31,691,833	7,975,611
Net asset value per share	$18.77	$24.34

1	Securities held by this fund are valued on the basis of amortized cost, which approximates market value.
(a)	Includes foreign currency holdings of $773,209 (cost $766,799).

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT MUTUAL FUNDS

STATEMENT OF ASSETS AND LIABILITIES – CONTINUED

High Yield Fund	Income Fund	Municipal Bond Fund	Government Bond Fund	Limited Maturity Bond Fund	Money Market Fund

$756,195,898	$830,918,209	$1,468,484,426	$57,652,713	$789,659,909	$442,584,971
682,952,323	829,146,839	1,611,715,397	59,713,523	771,369,806	442,584,971
49,498,414	20,805,024	–	–	18,761,203	–
732,450,737	849,951,863	1,611,715,397	59,713,523	790,131,009	442,584,971	[1]

54,967	198,138	111,873	7,091	168,181	31,276
9,741,392	7,028,999	20,826,832	265,139	2,924,945	704,319
28,185	31,171	34,362	22,048	45,551	60,175
4,026	4,542	8,630	1,114	4,332	3,130
5,556,633	3,552,192	–	–	15,733,469	–
135,239	417,373	614,992	3,809	1,072,929	2,490,009
–	–	–	1,371	–	114,473
–	171,000	–	5,094	34,251	–
747,971,179	861,355,278	1,633,312,086	60,019,189	810,114,667	445,988,353

589,268	164,803	609,802	209	27,092	–
48,584	45,615	66,119	18,170	49,695	66,466
26,836,882	46,653,502	15,759,711	4,293,313	44,344,826	11,524,972
49,498,414	20,805,024	–	–	18,761,203	–
872,163	295,275	718,295	34,299	730,630	3,588,643
–	81,122	–	19,844	136,718	–
202,971	212,286	506,241	17,504	171,997	120,237
15,253	17,042	28,812	6,621	16,443	12,017
91,163	69,967	294,399	953	35,504	40,873
31,629	25,251	41,294	994	29,688	38,039
132,798	145,828	278,207	15,793	118,327	–
–	19,119	–	2,154	15,145	–
78,319,125	68,534,834	18,302,880	4,409,854	64,437,268	15,391,247

755,298,408	781,856,939	1,481,605,560	53,516,987	752,378,903	430,605,643
(806,082)	118,328	92,916	(5,541)	(56,501)	–
(61,095,111)	(7,897,528)	(9,920,241)	(35,004)	(7,518,988)	(8,537)

(23,745,161)	19,033,654	143,230,971	2,060,810	471,100	–
–	(290,949)	–	72,083	402,885	–
–	–	–	–	–	–
$669,652,054	$792,820,444	$1,615,009,206	$55,609,335	$745,677,399	$430,597,106

$465,983,761	$355,288,273	$1,487,773,670	$9,536,959	$356,231,862	$406,317,176
100,225,334	39,023,187	126,184,965	943,811	28,730,914	406,325,533
$4.65	$9.10	$11.79	$10.10	$12.40	$1.00
$4.87	$9.53	$12.35	$10.31	$12.40	$1.00
$203,668,293	$437,532,171	$127,235,536	$46,072,376	$389,445,537	$24,279,930
43,776,414	48,094,871	10,791,722	4,558,078	31,416,878	24,280,109
$4.65	$9.10	$11.79	$10.11	$12.40	$1.00

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT MUTUAL FUNDS

STATEMENT OF OPERATIONS

For the six months ended April 29, 2016 (unaudited)	Aggressive Allocation Fund	Moderately Aggressive Allocation Fund	Moderate Allocation Fund	Moderately Conservative Allocation Fund
Investment Income
Dividends	$2,836,569	$5,461,729	$4,349,808	$1,327,129
Taxable interest	121,501	3,306,246	6,278,658	3,847,943
Income from mortgage dollar rolls	114,666	822,947	1,584,318	975,686
Income from securities loaned	18	4,968	15,075	9,807
Income from affiliated investments	4,230,668	11,019,597	8,958,287	3,592,654
Foreign tax withholding	(30,211)	(45,897)	(36,642)	(2,990)
Total Investment Income	7,273,211	20,569,590	21,149,504	9,750,229

Expenses
Adviser fees	2,983,155	6,269,580	5,460,399	2,138,419
Sub-Adviser fees	–	–	–	–
Administrative service fees	107,530	200,540	190,479	100,007
Audit and legal fees	19,922	23,528	23,111	19,593
Custody fees	71,265	86,921	90,216	57,478
Distribution expenses Class A	862,619	2,146,089	2,026,374	856,935
Insurance expenses	4,418	6,966	6,688	4,250
Printing and postage expenses Class A	119,801	225,009	169,062	65,583
Printing and postage expenses Class S	374	400	556	343
SEC and state registration expenses	34,856	52,198	48,941	30,164
Transfer agent fees Class A	442,661	841,649	616,041	232,257
Transfer agent fees Class S	2,766	4,828	3,312	1,406
Trustees’ fees	12,316	20,626	20,518	11,906
Other expenses	24,536	41,465	41,198	29,490
Total Expenses Before Reimbursement	4,686,219	9,919,799	8,696,895	3,547,831
Less:
Reimbursement from adviser	(1,099,067)	(2,558,536)	(1,859,937)	(557,918)
Total Net Expenses	3,587,152	7,361,263	6,836,958	2,989,913

Net Investment Income/(Loss)	3,686,059	13,208,327	14,312,546	6,760,316
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments	(8,660,191)	(13,400,376)	(9,374,950)	(2,704,384)
Affiliated investments	(123,000)	694,451	(11,070,863)	(3,037,091)
Distributions of realized capital gains from affiliated investments	13,611,782	32,920,845	23,556,725	5,399,144
Futures contracts	6,666,636	12,135,611	9,731,680	3,797,913
Foreign currency and forward contract transactions	110,702	206,202	142,550	39,587
Swap agreements	–	177,346	121,958	–
Change in net unrealized appreciation/(depreciation) on:
Investments	(940,299)	6,530,168	7,547,688	3,983,958
Affiliated investments	(23,276,753)	(56,184,183)	(27,842,246)	(5,257,653)
Futures contracts	(13,844,911)	(22,800,822)	(13,235,312)	(3,008,045)
Foreign currency forward contracts	–	–	–	–
Foreign currency transactions	(2,181)	(2,045)	(497)	(1,265)
Swap agreements	–	56,131	(89,103)	–
Net Realized and Unrealized Gains/(Losses)	(26,458,215)	(39,666,672)	(20,512,370)	(787,836)

Net Increase/(Decrease) in Net Assets Resulting From Operations	$(22,772,156)	$(26,458,345)	$(6,199,824)	$5,972,480

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT MUTUAL FUNDS

STATEMENT OF OPERATIONS – CONTINUED

Balanced Income Plus Fund	Opportunity Income Plus Fund	Partner Emerging Markets Equity Fund	Small Cap Stock Fund	Mid Cap Stock Fund	Partner Worldwide Allocation Fund	Large Cap Growth Fund

$2,188,082	$729,758	$95,180	$2,662,160	$6,592,656	$8,435,839	$3,116,074
2,686,012	7,684,857	2	191	11,114	2,594,333	17,993
141,162	382,779	–	–	–	–	–
37,809	30,071	–	134,084	55,430	38,573	5,040
22,435	54,788	131	9,392	62,222	14,175	62,308
(69,501)	–	(10,443)	(23,388)	–	(768,467)	–
5,005,999	8,882,253	84,870	2,782,439	6,721,422	10,314,453	3,201,415

749,079	884,255	22,878	1,397,591	3,832,031	1,501,788	2,467,049
–	–	32,616	–	–	1,594,122	–
59,515	70,370	35,832	72,333	141,059	99,251	95,259
19,696	20,091	15,789	15,710	18,402	26,031	16,663
44,806	15,387	7,976	4,905	8,633	240,994	8,842
276,175	309,636	11,155	391,270	1,122,520	179,352	234,054
3,139	3,426	2,504	3,838	6,206	4,367	3,986
59,390	33,081	1,977	63,056	139,385	39,661	36,241
323	9,896	17	3,397	5,553	4,095	8,179
20,646	28,739	15,698	20,629	28,585	25,297	31,215
125,181	139,958	9,535	299,564	607,089	207,518	188,359
1,084	79,256	147	23,396	28,429	19,322	65,775
9,523	11,285	4,083	14,155	28,492	18,658	16,165
31,284	24,553	11,447	11,685	14,658	43,739	12,026
1,399,841	1,629,933	171,654	2,321,529	5,981,042	4,004,195	3,183,813

–	(67,046)	(95,886)	–	–	(150,530)	(76,245)
1,399,841	1,562,887	75,768	2,321,529	5,981,042	3,853,665	3,107,568

3,606,158	7,319,366	9,102	460,910	740,380	6,460,788	93,847

(3,275,824)	(6,989,440)	(239,604)	(5,860,384)	(5,449,181)	(20,342,975)	(12,082,450)
–	–	–	–	–	–	–
11	21	–	15	42	7	28
173,436	543,250	–	–	–	(1,017,573)	(2,952,068)
(6,819)	–	(1,427)	(7)	–	(215,161)	1,044
(11,518)	(44,583)	–	–	–	–	–

(974,477)	5,854,749	544,128	(1,724,392)	30,572,608	10,819,037	(41,704,072)
–	–	–	–	–	–	–
(60,557)	(142,171)	–	–	–	44,311	(1,436,394)
–	–	–	–	–	(57,517)	–
8,086	–	2,988	7	–	161,591	884
(11,011)	24,213	–	–	–	–	–
(4,158,673)	(753,961)	306,085	(7,584,761)	25,123,469	(10,608,280)	(58,173,028)

$(552,515)	$6,565,405	$315,187	$(7,123,851)	$25,863,849	$(4,147,492)	$(58,079,181)

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT MUTUAL FUNDS

STATEMENT OF OPERATIONS – CONTINUED

For the six months ended April 29, 2016 (unaudited)	Large Cap Value Fund	Large Cap Stock Fund
Investment Income
Dividends	$8,841,441	$16,084,913
Taxable interest	1,018	48,442
Tax-Exempt interest	–	–
Income from mortgage dollar rolls	–	–
Income from securities loaned	27,748	122,089
Income from affiliated investments	22,643	211,271
Foreign tax withholding	57,349	(713,231)
Total Investment Income	8,950,199	15,753,484

Expenses
Adviser fees	1,683,755	4,575,014
Administrative service fees	102,350	179,672
Audit and legal fees	16,926	23,986
Custody fees	13,785	75,800
Distribution expenses Class A	242,366	1,774,983
Insurance expenses	4,360	6,726
Printing and postage expenses Class A	29,737	225,257
Printing and postage expenses Class S	8,912	2,228
SEC and state registration expenses	26,810	31,905
Transfer agent fees Class A	157,773	959,817
Transfer agent fees Class S	69,800	16,768
Trustees’ fees	18,443	38,261
Other expenses	12,728	25,310
Total Expenses Before Reimbursement	2,387,745	7,935,727
Less:
Reimbursement from adviser	–	–
Total Net Expenses	2,387,745	7,935,727

Net Investment Income/(Loss)	6,562,454	7,817,757
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments	14,693,021	35,223,255
Distributions of realized capital gains from affiliated investments	8	78
Futures contracts	150,215	(11,547,971)
Foreign currency and forward contract transactions	–	258,526
Swap agreements	–	–
Change in net unrealized appreciation/(depreciation) on:
Investments	(21,199,170)	(89,939,661)
Futures contracts	–	(10,675,902)
Foreign currency transactions	–	82,956
Net Realized and Unrealized Gains/(Losses)	(6,355,926)	(76,598,719)

Net Increase/(Decrease) in Net Assets Resulting From Operations	$206,528	$(68,780,962)

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT MUTUAL FUNDS

STATEMENT OF OPERATIONS – CONTINUED

High Yield Fund	Income Fund	Municipal Bond Fund	Government Bond Fund	Limited Maturity Bond Fund	Money Market Fund

$261,926	$490,118	$–	$–	$145,126	$–
19,693,652	14,675,608	186,852	493,821	7,302,854	788,087
–	–	31,866,213	–	–	–
–	377,724	–	50,440	243,256	–
104,950	34,112	–	23	12,285	–
36,523	49,249	–	5,616	51,491	–
–	–	–	–	–	–
20,097,051	15,626,811	32,053,065	549,900	7,755,012	788,087

1,256,676	1,288,624	3,122,145	116,563	1,060,275	899,573
93,271	102,946	176,492	40,245	100,354	73,047
21,134	21,385	23,945	14,451	21,153	14,698
7,620	12,802	15,475	4,184	11,318	12,727
564,169	436,262	1,821,333	6,944	225,118	256,646
4,201	4,422	6,137	2,708	4,347	3,457
58,954	45,942	79,942	1,841	59,302	153,798
11,598	8,874	3,184	2,140	11,491	610
26,582	33,235	43,409	14,992	49,175	60,505
217,798	173,819	259,554	11,125	198,017	338,722
88,216	70,961	24,613	16,421	88,324	2,683
17,053	18,833	34,813	4,232	17,679	10,804
21,646	22,855	47,220	11,314	22,470	13,227
2,388,918	2,240,960	5,658,262	247,160	1,869,023	1,840,497

–	–	–	(10,996)	–	(1,052,410)
2,388,918	2,240,960	5,658,262	236,164	1,869,023	788,087

17,708,133	13,385,851	26,394,803	313,736	5,885,989	–

(20,427,124)	(6,691,600)	(143,151)	355,702	(1,112,076)	(8,537)
25	24	–	2	18	–
–	1,169,256	–	(382,119)	(2,976,857)	–
–	–	–	–	–	–
569,819	–	–	–	–	–

6,137,796	18,393,813	26,456,934	770,889	4,949,907	–
–	(587,898)	–	56,853	646,162	–
–	–	–	–	–	–
(13,719,484)	12,283,595	26,313,783	801,327	1,507,154	(8,537)

$3,988,649	$25,669,446	$52,708,586	$1,115,063	$7,393,143	$(8,537)

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT MUTUAL FUNDS

STATEMENT OF CHANGES IN NET ASSETS

	Aggressive Allocation Fund		Moderately Aggressive Allocation Fund
For the periods ended	4/29/2016 (unaudited)	10/31/2015	4/29/2016 (unaudited)	10/31/2015
Operations
Net investment income/(loss)	$3,686,059	$2,434,138	$13,208,327	$16,083,224
Net realized gains/(losses)	11,605,929	56,365,464	32,734,079	105,196,673
Change in net unrealized appreciation/(depreciation)	(38,064,144)	(35,718,501)	(72,400,751)	(78,206,378)
Net Change in Net Assets Resulting From Operations	(22,772,156)	23,081,101	(26,458,345)	43,073,519
Distributions to Shareholders
From net investment income Class A	(1,960,009)	(3,667,967)	(13,405,401)	(19,351,593)
From net investment income Class S	(817,287)	(1,006,360)	(1,402,161)	(1,721,944)
Total From Net Investment Income	(2,777,296)	(4,674,327)	(14,807,562)	(21,073,537)
From net realized gains Class A	(55,213,498)	(47,727,584)	(106,605,653)	(74,364,014)
From net realized gains Class S	(8,928,498)	(7,609,788)	(7,318,053)	(5,030,910)
Total From Net Realized Gains	(64,141,996)	(55,337,372)	(113,923,706)	(79,394,924)
Total Distributions to Shareholders	(66,919,292)	(60,011,699)	(128,731,268)	(100,468,461)
Capital Stock Transactions

Class A
Sold	43,323,884	91,090,948	83,875,016	203,613,424
Distributions reinvested	57,098,874	51,331,733	119,737,604	93,483,608
Redeemed	(35,291,910)	(65,890,573)	(88,937,981)	(175,346,044)
Total Class A Capital Stock Transactions	65,130,848	76,532,108	114,674,639	121,750,988

Class S
Sold	16,045,026	19,583,880	24,823,009	17,044,428
Distributions reinvested	9,745,785	8,616,144	8,713,045	6,751,598
Redeemed	(7,209,018)	(15,326,153)	(7,588,259)	(14,941,479)
Total Class S Capital Stock Transactions	18,581,793	12,873,871	25,947,795	8,854,547
Capital Stock Transactions	83,712,641	89,405,979	140,622,434	130,605,535

Net Increase/(Decrease) in Net Assets	(5,978,807)	52,475,381	(14,567,179)	73,210,593
Net Assets, Beginning of Period	852,318,268	799,842,887	1,940,145,840	1,866,935,247
Net Assets, End of Period	$846,339,461	$852,318,268	$1,925,578,661	$1,940,145,840
Accumulated Undistributed Net Investment Income/(Loss)	$(342,008)	$(1,250,771)	$2,389,335	$3,988,570

Capital Stock Share Transactions

Class A shares
Sold	3,482,228	6,452,111	6,736,095	14,761,901
Distributions reinvested	4,497,691	3,753,313	9,480,672	6,924,657
Redeemed	(2,846,197)	(4,675,388)	(7,136,379)	(12,727,702)
Total Class A shares	5,133,722	5,530,036	9,080,388	8,958,856

Class S shares
Sold	1,302,881	1,395,897	1,994,093	1,228,399
Distributions reinvested	759,381	623,696	683,779	495,813
Redeemed	(567,825)	(1,077,317)	(608,083)	(1,079,077)
Total Class S shares	1,494,437	942,276	2,069,789	645,135

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT MUTUAL FUNDS

STATEMENT OF CHANGES IN NET ASSETS – CONTINUED

Moderate Allocation Fund		Moderately Conservative Allocation Fund		Balanced Income Plus Fund		Opportunity Income Plus Fund
4/29/2016 (unaudited)	10/31/2015	4/29/2016 (unaudited)	10/31/2015	4/29/2016 (unaudited)	10/31/2015	4/29/2016 (unaudited)	10/31/2015

$14,312,546	$23,027,099	$6,760,316	$11,943,262	$3,606,158	$7,027,606	$7,319,366	$15,187,352
13,107,100	81,964,874	3,495,169	21,052,354	(3,120,714)	13,747,391	(6,490,752)	176,132
(33,619,470)	(70,275,319)	(4,283,005)	(22,949,915)	(1,037,959)	(14,594,923)	5,736,791	(13,402,357)
(6,199,824)	34,716,654	5,972,480	10,045,701	(552,515)	6,180,074	6,565,405	1,961,127

(12,231,534)	(23,392,724)	(5,794,927)	(12,150,961)	(2,534,245)	(5,268,715)	(4,749,425)	(9,931,225)
(985,424)	(1,715,991)	(375,075)	(690,166)	(696,925)	(1,467,729)	(2,945,264)	(5,264,909)
(13,216,958)	(25,108,715)	(6,170,002)	(12,841,127)	(3,231,170)	(6,736,444)	(7,694,689)	(15,196,134)
(77,681,404)	(53,981,872)	(19,909,558)	(15,836,610)	(11,192,000)	(10,119,356)	–	–
(4,958,350)	(2,945,410)	(1,028,124)	(701,253)	(2,583,869)	(2,477,501)	–	–
(82,639,754)	(56,927,282)	(20,937,682)	(16,537,863)	(13,775,869)	(12,596,857)	–	–
(95,856,712)	(82,035,997)	(27,107,684)	(29,378,990)	(17,007,039)	(19,333,301)	(7,694,689)	(15,196,134)

67,392,559	180,529,384	29,010,293	77,229,759	9,821,308	34,595,508	14,621,220	43,915,819
89,439,384	76,940,106	25,520,220	27,743,255	13,467,314	15,095,541	4,319,792	9,024,813
(94,066,019)	(189,870,162)	(51,234,108)	(101,351,851)	(15,340,657)	(28,373,073)	(32,076,848)	(50,129,080)
62,765,924	67,599,328	3,296,405	3,621,163	7,947,965	21,317,976	(13,135,836)	2,811,552

23,562,926	27,111,684	8,905,099	11,789,103	4,005,653	3,484,041	32,947,159	66,501,319
5,897,731	4,618,017	1,384,871	1,382,501	3,249,740	3,952,415	2,782,162	5,072,970
(6,404,051)	(10,067,678)	(2,970,545)	(7,092,128)	(2,954,958)	(5,477,087)	(25,661,830)	(38,025,572)
23,056,606	21,662,023	7,319,425	6,079,476	4,300,435	1,959,369	10,067,491	33,548,717
85,822,530	89,261,351	10,615,830	9,700,639	12,248,400	23,277,345	(3,068,345)	36,360,269

(16,234,006)	41,942,008	(10,519,374)	(9,632,650)	(5,311,154)	10,124,118	(4,197,629)	23,125,262
1,814,721,266	1,772,779,258	754,076,743	763,709,393	287,167,026	277,042,908	407,235,449	384,110,187
$1,798,487,260	$1,814,721,266	$743,557,369	$754,076,743	$281,855,872	$287,167,026	$403,037,820	$407,235,449
$1,033,359	$(62,229)	$662,259	$71,945	$348,701	$(26,287)	$(342,263)	$33,060

5,601,587	13,883,003	2,554,862	6,435,798	822,620	2,652,885	1,483,972	4,286,912
7,401,772	6,018,298	2,244,912	2,339,667	1,129,751	1,181,443	437,894	881,478
(7,819,057)	(14,629,220)	(4,517,378)	(8,463,636)	(1,294,369)	(2,184,682)	(3,249,687)	(4,891,551)
5,184,302	5,272,081	282,396	311,829	658,002	1,649,646	(1,327,821)	276,839

1,957,718	2,084,258	778,581	983,172	338,481	268,447	3,332,207	6,477,336
486,994	360,363	121,430	116,290	273,128	309,641	282,066	495,794
(533,233)	(772,708)	(258,659)	(594,313)	(244,916)	(422,075)	(2,598,138)	(3,737,999)
1,911,479	1,671,913	641,352	505,149	366,693	156,013	1,016,135	3,235,131

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT MUTUAL FUNDS

STATEMENT OF CHANGES IN NET ASSETS – CONTINUED

	Partner Emerging Markets Equity Fund		Small Cap Stock Fund
For the periods ended	4/29/2016 (unaudited)	10/31/2015	4/29/2016 (unaudited)	10/31/2015
Operations
Net investment income/(loss)	$9,102	$100,615	$460,910	$414,726
Net realized gains/(losses)	(241,031)	(1,177,591)	(5,860,376)	37,646,306
Change in net unrealized appreciation/(depreciation)	547,116	(1,202,686)	(1,724,385)	(35,006,354)
Net Change in Net Assets Resulting From Operations	315,187	(2,279,662)	(7,123,851)	3,054,678
Distributions to Shareholders
From net investment income Class A	(94,804)	(171,330)	–	–
From net investment income Class S	(4,952)	(12,050)	(257,072)	–
Total From Net Investment Income	(99,756)	(183,380)	(257,072)	–
From net realized gains Class A	–	–	(28,309,678)	(28,063,939)
From net realized gains Class S	–	–	(8,200,599)	(8,677,622)
Total From Net Realized Gains	–	–	(36,510,277)	(36,741,561)
Total Distributions to Shareholders	(99,756)	(183,380)	(36,767,349)	(36,741,561)
Capital Stock Transactions

Class A
Sold	798,240	2,273,645	15,189,533	15,671,278
Issued in connection with merger	–	–	–	102,944,746
Distributions reinvested	94,696	170,774	28,141,481	27,858,973
Redeemed	(1,096,484)	(3,194,728)	(31,423,384)	(37,167,763)
Total Class A Capital Stock Transactions	(203,548)	(750,309)	11,907,630	109,307,234

Class S
Sold	121,807	21,943	16,619,176	3,723,870
Issued in connection with merger	–	–	–	16,448,200
Distributions reinvested	4,952	12,050	8,405,973	8,601,863
Redeemed	(158,437)	(156,243)	(7,579,697)	(11,997,188)
Total Class S Capital Stock Transactions	(31,678)	(122,250)	17,445,452	16,776,745
Capital Stock Transactions	(235,226)	(872,559)	29,353,082	126,083,979

Net Increase/(Decrease) in Net Assets	(19,795)	(3,335,601)	(14,538,118)	92,397,096
Net Assets, Beginning of Period	9,986,520	13,322,121	443,026,920	350,629,824
Net Assets, End of Period	$9,966,725	$9,986,520	$428,488,802	$443,026,920
Accumulated Undistributed Net Investment Income/(Loss)	$(5,753)	$84,901	$330,863	$127,025

Capital Stock Share Transactions

Class A shares
Sold	110,901	268,210	898,406	833,226
Issued in connection with merger	–	–	–	5,555,223
Distributions reinvested	13,319	19,653	1,729,655	1,565,974
Redeemed	(153,843)	(378,697)	(1,858,227)	(1,994,458)
Total Class A shares	(29,623)	(90,834)	769,834	5,959,965

Class S shares
Sold	16,545	2,539	810,650	172,976
Issued in connection with merger	–	–	–	764,363
Distributions reinvested	702	1,396	438,489	417,769
Redeemed	(21,221)	(18,145)	(404,322)	(556,550)
Total Class S shares	(3,974)	(14,210)	844,817	798,558

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT MUTUAL FUNDS

STATEMENT OF CHANGES IN NET ASSETS – CONTINUED

Mid Cap Stock Fund		Partner Worldwide Allocation Fund		Large Cap Growth Fund		Large Cap Value Fund
4/29/2016 (unaudited)	10/31/2015	4/29/2016 (unaudited)	10/31/2015	4/29/2016 (unaudited)	10/31/2015	4/29/2016 (unaudited)	10/31/2015

$740,380	$2,144,373	$6,460,788	$16,222,227	$93,847	$(547,363)	$6,562,454	$11,237,841
(5,449,139)	138,101,468	(21,575,702)	(1,616,237)	(15,033,446)	34,112,651	14,843,244	43,955,518
30,572,608	(92,361,963)	10,967,422	(30,311,303)	(43,139,582)	40,571,647	(21,199,170)	(44,368,818)
25,863,849	47,883,878	(4,147,492)	(15,705,313)	(58,079,181)	74,136,935	206,528	10,824,541

(1,515,333)	(1,522,843)	(2,749,370)	(3,444,161)	–	–	(2,093,598)	(2,222,529)
(1,303,044)	(1,521,511)	(13,837,153)	(15,490,719)	–	(13,643)	(8,894,480)	(7,640,908)
(2,818,377)	(3,044,354)	(16,586,523)	(18,934,880)	–	(13,643)	(10,988,078)	(9,863,437)
(105,602,697)	(75,530,082)	–	–	(10,554,846)	(3,062,287)	(10,849,589)	(8,028,586)
(30,210,205)	(27,337,807)	–	–	(25,895,384)	(6,375,893)	(31,112,550)	(19,057,649)
(135,812,902)	(102,867,889)	–	–	(36,450,230)	(9,438,180)	(41,962,139)	(27,086,235)
(138,631,279)	(105,912,243)	(16,586,523)	(18,934,880)	(36,450,230)	(9,451,823)	(52,950,217)	(36,949,672)

18,022,566	29,915,145	3,959,042	18,208,299	15,922,604	37,743,770	5,408,152	23,154,735
–	297,889,729	–	–	–	–	–	–
106,123,408	76,263,527	2,711,698	3,389,926	10,441,451	3,019,873	12,625,478	9,980,502
(57,054,762)	(78,387,255)	(26,382,015)	(25,149,514)	(38,344,791)	(24,982,136)	(38,062,422)	(31,479,441)
67,091,212	325,681,146	(19,711,275)	(3,551,289)	(11,980,736)	15,781,507	(20,028,792)	1,655,796

17,862,704	6,871,477	23,500,499	6,791,697	48,994,554	141,036,582	48,571,750	59,860,067
–	20,677,412	–	–	–	–	–	–
31,315,358	28,744,076	13,754,929	15,410,048	25,485,074	6,373,950	39,579,574	26,566,722
(10,379,327)	(16,248,958)	(62,667,536)	(6,449,284)	(33,638,687)	(21,570,232)	(35,484,910)	(49,030,680)
38,798,735	40,044,007	(25,412,108)	15,752,461	40,840,941	125,840,300	52,666,414	37,396,109
105,889,947	365,725,153	(45,123,383)	12,201,172	28,860,205	141,621,807	32,637,622	39,051,905

(6,877,483)	307,696,788	(65,857,398)	(22,439,021)	(65,669,206)	206,306,919	(20,106,067)	12,926,774
1,249,922,111	942,225,323	807,636,442	830,075,463	728,133,974	521,827,055	812,083,113	799,156,339
$1,243,044,628	$1,249,922,111	$741,779,044	$807,636,442	$662,464,768	$728,133,974	$791,977,046	$812,083,113
$(151,346)	$1,926,651	$4,018,921	$14,144,656	$(528,638)	$(622,485)	$3,462,755	$7,888,379

940,093	1,386,745	428,776	1,833,237	1,908,698	4,444,358	297,159	1,149,134
–	14,358,787	–	–	–	–	–	–
5,567,736	3,653,853	290,021	352,750	1,218,367	372,349	684,401	496,682
(2,933,796)	(3,633,831)	(2,805,871)	(2,550,600)	(4,360,454)	(2,936,275)	(1,984,567)	(1,564,922)
3,574,033	15,765,554	(2,087,074)	(364,613)	(1,233,389)	1,880,432	(1,003,007)	80,894

792,625	289,163	2,472,755	669,805	5,267,672	15,330,221	2,578,808	2,939,704
–	909,779	–	–	–	–	–	–
1,482,091	1,255,645	1,466,410	1,598,553	2,728,595	727,595	2,130,812	1,311,602
(502,636)	(692,706)	(6,639,300)	(644,227)	(3,543,516)	(2,320,032)	(1,859,460)	(2,425,795)
1,772,080	1,761,881	(2,700,135)	1,624,131	4,452,751	13,737,784	2,850,160	1,825,511

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT MUTUAL FUNDS

STATEMENT OF CHANGES IN NET ASSETS – CONTINUED

	Large Cap Stock Fund		High Yield Fund
For the periods ended	4/29/2016 (unaudited)	10/31/2015	4/29/2016 (unaudited)	10/31/2015
Operations
Net investment income/(loss)	$7,817,757	$18,230,004	$17,708,133	$41,721,871
Net realized gains/(losses)	23,933,888	40,163,960	(19,857,280)	(5,924,707)
Change in net unrealized appreciation/(depreciation)	(100,532,607)	21,739,013	6,137,796	(41,710,671)
Net Change in Net Assets Resulting From Operations	(68,780,962)	80,132,977	3,988,649	(5,913,507)
Distributions to Shareholders
From net investment income Class A	(14,540,527)	(14,720,739)	(12,511,908)	(27,573,722)
From net investment income Class S	(2,812,218)	(2,349,319)	(5,703,766)	(13,984,687)
Total From Net Investment Income	(17,352,745)	(17,070,058)	(18,215,674)	(41,558,409)
From net realized gains Class A	(52,918,188)	(132,446,097)	–	–
From net realized gains Class S	(7,041,905)	(14,476,717)	–	–
Total From Net Realized Gains	(59,960,093)	(146,922,814)	–	–
Total Distributions to Shareholders	(77,312,838)	(163,992,872)	(18,215,674)	(41,558,409)
Capital Stock Transactions

Class A
Sold	19,735,785	51,154,677	13,807,953	36,970,979
Issued in connection with merger	–	10,914,181	–	–
Distributions reinvested	66,516,620	145,125,104	9,074,827	19,890,164
Redeemed	(90,557,556)	(165,306,148)	(36,256,985)	(75,679,777)
Total Class A Capital Stock Transactions	(4,305,151)	41,887,814	(13,374,205)	(18,818,634)

Class S
Sold	21,325,286	6,727,810	18,410,079	80,542,470
Issued in connection with merger	–	455,444	–	–
Distributions reinvested	9,781,760	16,737,878	5,279,848	13,136,989
Redeemed	(7,371,397)	(2,343,499)	(51,599,812)	(88,557,672)
Total Class S Capital Stock Transactions	23,735,649	21,577,633	(27,909,885)	5,121,787
Capital Stock Transactions	19,430,498	63,465,447	(41,284,090)	(13,696,847)

Net Increase/(Decrease) in Net Assets	(126,663,302)	(20,394,448)	(55,511,115)	(61,168,763)
Net Assets, Beginning of Period	1,747,794,363	1,768,188,811	725,163,169	786,331,932
Net Assets, End of Period	$1,621,131,061	$1,747,794,363	$669,652,054	$725,163,169
Accumulated Undistributed Net Investment Income/(Loss)	$3,727,107	$13,262,095	$(806,082)	$(298,541)

Capital Stock Share Transactions

Class A shares
Sold	817,638	1,961,041	3,059,645	7,554,705
Issued in connection with merger	–	431,886	–	–
Distributions reinvested	2,679,994	5,760,184	2,007,563	4,075,675
Redeemed	(3,689,785)	(6,325,538)	(8,032,423)	(15,498,759)
Total Class A shares	(192,153)	1,827,573	(2,965,215)	(3,868,379)

Class S shares
Sold	830,638	258,813	4,064,438	16,506,227
Issued in connection with merger	–	17,864	–	–
Distributions reinvested	390,628	658,152	1,167,734	2,690,739
Redeemed	(314,737)	(88,488)	(11,182,421)	(18,254,035)
Total Class S shares	906,529	846,341	(5,950,249)	942,931

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT MUTUAL FUNDS

STATEMENT OF CHANGES IN NET ASSETS – CONTINUED

Income Fund		Municipal Bond Fund		Government Bond Fund		Limited Maturity Bond Fund
4/29/2016 (unaudited)	10/31/2015	4/29/2016 (unaudited)	10/31/2015	4/29/2016 (unaudited)	10/31/2015	4/29/2016 (unaudited)	10/31/2015

$13,385,851	$29,067,166	$26,394,803	$53,840,356	$313,736	$1,237,629	$5,885,989	$12,344,218
(5,522,320)	4,242,818	(143,151)	1,590,457	(26,415)	1,063,505	(4,088,915)	535,217
17,805,915	(26,797,791)	26,456,934	(13,109,693)	827,742	27,130	5,596,069	(4,584,322)
25,669,446	6,512,193	52,708,586	42,321,120	1,115,063	2,328,264	7,393,143	8,295,113

(5,943,900)	(12,755,357)	(24,466,599)	(49,769,743)	(56,215)	(135,587)	(2,794,809)	(5,105,964)
(7,597,053)	(16,024,450)	(2,076,195)	(3,864,669)	(259,649)	(1,099,914)	(3,242,551)	(7,197,140)
(13,540,953)	(28,779,807)	(26,542,794)	(53,634,412)	(315,864)	(1,235,501)	(6,037,360)	(12,303,104)
(1,703,569)	(1,808,136)	–	–	(176,952)	(39,437)	–	–
(1,910,031)	(1,939,607)	–	–	(886,350)	(254,474)	–	–
(3,613,600)	(3,747,743)	–	–	(1,063,302)	(293,911)	–	–
(17,154,553)	(32,527,550)	(26,542,794)	(53,634,412)	(1,379,166)	(1,529,412)	(6,037,360)	(12,303,104)

8,654,952	29,273,133	53,698,265	131,574,439	1,612,582	9,365,094	85,548,266	205,770,896
–	–	–	–	–	–	–	–
6,678,733	12,604,472	20,704,508	41,889,434	228,056	168,965	2,714,853	4,903,933
(33,384,608)	(60,279,172)	(74,347,509)	(145,715,577)	(10,896,545)	(5,010,020)	(107,001,516)	(194,607,739)
(18,050,923)	(18,401,567)	55,264	27,748,296	(9,055,907)	4,524,039	(18,738,397)	16,067,090

58,264,826	80,527,040	36,317,129	37,739,390	25,179,619	17,819,196	65,107,572	109,954,671
–	–	–	–	–	–	–	–
9,115,875	17,439,399	1,890,885	3,528,277	1,122,354	1,344,959	3,153,858	7,092,846
(64,905,882)	(92,341,159)	(21,504,012)	(29,152,600)	(53,937,630)	(34,695,667)	(35,975,059)	(225,830,410)
2,474,819	5,625,280	16,704,002	12,115,067	(27,635,657)	(15,531,512)	32,286,371	(108,782,893)
(15,576,104)	(12,776,287)	16,759,266	39,863,363	(36,691,564)	(11,007,473)	13,547,974	(92,715,803)

(7,061,211)	(38,791,644)	42,925,058	28,550,071	(36,955,667)	(10,208,621)	14,903,757	(96,723,794)
799,881,655	838,673,299	1,572,084,148	1,543,534,077	92,565,002	102,773,623	730,773,642	827,497,436
$792,820,444	$799,881,655	$1,615,009,206	$1,572,084,148	$55,609,335	$92,565,002	$745,677,399	$730,773,642
$118,328	$273,430	$92,916	$240,907	$(5,541)	$(3,413)	$(56,501)	$94,870

974,887	3,180,804	4,590,355	11,293,944	161,047	925,986	6,943,358	16,547,966
–	–	–	–	–	–	–	–
751,106	1,372,016	1,767,851	3,596,858	23,050	16,698	220,096	394,388
(3,760,473)	(6,591,845)	(6,360,532)	(12,531,266)	(1,087,108)	(495,114)	(8,680,716)	(15,652,771)
(2,034,480)	(2,039,025)	(2,326)	2,359,536	(903,011)	447,570	(1,517,262)	1,289,583

6,586,467	8,805,558	3,108,114	3,241,260	2,510,360	1,758,824	5,281,480	8,853,249
–	–	–	–	–	–	–	–
1,025,883	1,900,342	161,427	302,991	113,383	132,786	255,679	570,427
(7,268,616)	(10,135,634)	(1,837,111)	(2,510,881)	(5,367,345)	(3,419,685)	(2,917,976)	(18,200,738)
343,734	570,266	1,432,430	1,033,370	(2,743,602)	(1,528,075)	2,619,183	(8,777,062)

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT MUTUAL FUNDS

STATEMENT OF CHANGES IN NET ASSETS – CONTINUED

	Money Market Fund
For the periods ended	4/29/2016 (unaudited)	10/31/2015
Operations
Net investment income/(loss)	$–	$(2,340)
Net realized gains/(losses)	(8,537)	2,340
Net Change in Net Assets Resulting From Operations	(8,537)	–
Distributions to Shareholders
Total Distributions to Shareholders	–	–
Capital Stock Transactions

Class A
Sold	289,748,472	582,002,487
Redeemed	(292,947,523)	(595,223,839)
Total Class A Capital Stock Transactions	(3,199,051)	(13,221,352)

Class S
Sold	31,457,436	9,118,627
Redeemed	(17,538,376)	(4,979,553)
Total Class S Capital Stock Transactions	13,919,060	4,139,074
Capital Stock Transactions	10,720,009	(9,082,278)

Net Increase/(Decrease) in Net Assets	10,711,472	(9,082,278)
Net Assets, Beginning of Period	419,885,634	428,967,912
Net Assets, End of Period	$430,597,106	$419,885,634
Accumulated Undistributed Net Investment Income/(Loss)	$–	$–

Capital Stock Share Transactions

Class A shares
Sold	289,748,472	582,002,485
Redeemed	(292,947,523)	(595,223,837)
Total Class A shares	(3,199,051)	(13,221,352)

Class S shares
Sold	31,457,436	9,118,627
Redeemed	(17,538,376)	(4,979,553)
Total Class S shares	13,919,060	4,139,074

The accompanying Notes to Schedule of Investments are an integral part of this statement.

THRIVENT MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

April 29, 2016

(unaudited)

(1) ORGANIZATION

Thrivent Mutual Funds (the “Trust”) was organized as a Massachusetts Business Trust on March 10, 1987 and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is divided into twenty-one separate series (each, a “Fund” and, collectively, the “Funds”), each with its own investment objective and policies. The Trust currently consists of four asset allocation funds, four income plus funds, seven equity funds, five fixed-income funds and one money market fund. Thrivent Growth and Income Plus Fund and Thrivent Diversified Income Plus Fund have a fiscal year end on a calendar-year basis and are presented under a separate shareholder report.

The Funds are each investment companies that follow the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 - Financial Services - Investment Companies.

(A) Mergers – At meetings held on August 14, 2015 and August 20, 2015, shareholders of Thrivent Partner Small Cap Growth Fund, Thrivent Partner Small Cap Value Fund, Thrivent Mid Cap Growth Fund, Thrivent Partner Mid Cap Value Fund, and Thrivent Natural Resources Fund (the “Target Funds”) approved the merger of the Target Funds into the Funds shown below (the “Acquiring Funds”).

Target Funds		Acquiring Funds
Partner Small Cap Growth	>	Small Cap Stock
Partner Small Cap Value	>	Small Cap Stock
Mid Cap Growth	>	Mid Cap Stock
Partner Mid Cap Value	>	Mid Cap Stock
Natural Resources	>	Large Cap Stock

The mergers occurred at the close of business on August 28, 2015. Acquisition of the assets and liabilities of the Target Funds by the Acquiring Funds were followed by the distribution of the Acquiring Funds’ shares to the Target Funds’ shareholders. The shares issued of the Acquiring Funds are disclosed in the Statement of Changes in Net Assets.

The mergers were accomplished by tax free exchanges as detailed below:

Fund	Description	Net Assets as of August 28, 2015
Small Cap Stock	Acquiring Fund	$341,632,324
Partner Small Cap Growth	Target Fund	$17,008,339
Partner Small Cap Value	Target Fund	$102,384,607
Small Cap Stock	After Acquisition	$461,025,270

Mid Cap Stock	Acquiring Fund	$897,454,060
Mid Cap Growth	Target Fund	$290,801,272
Partner Mid Cap Value	Target Fund	$27,765,869
Mid Cap Stock	After Acquisition	$1,216,021,201

Large Cap Stock	Acquiring Fund	$1,684,824,704
Natural Resources	Target Fund	$11,369,625
Large Cap Stock	After Acquisition	$1,696,194,329

As of August 28, 2015, the net assets of the Target Funds were comprised of the following:

Target Fund	Unrealized Appreciation/ (Depreciation)	Undistributed Net Investment Income	Accumulated Net Realized Gains/ (Losses)	Capital Stock
Partner Small Cap Growth	$1,800,899	$(176,995)	$72,075	$15,312,360
Partner Small Cap Value	$30,840,549	$414,562	$52,986,554	$18,142,942
Mid Cap Growth	$72,126,041	$(640,530)	$55,322,617	$163,993,144
Partner Mid Cap Value	$(3,081,699)	$911,473	$23,497,442	$6,438,653
Natural Resources	$(6,093,047)	$(23,238)	$(24,733,620)	$42,219,530

The Target Funds’ capital loss carryovers are carried over to the Acquiring Funds. The amounts, if any, and applicable limitations are disclosed in Note (4) Tax Information.

THRIVENT MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

April 29, 2016

(unaudited)

Assuming the mergers had been completed on November 1, 2014 the Acquiring Funds’ pro-forma results of operations for the year ended October 31, 2015 would be the following:

Acquiring Fund	Net Change in Unrealized Appreciation/ (Depreciation)	Net Investment Income	Net Gains/(Losses) on Investments	Net Increase in Net Assets from Operations
Small Cap Stock	$(100,624,718)	$1,984,021	$103,912,249	$5,271,552
Mid Cap Stock	$(167,432,539)	$1,195,786	$249,895,238	$83,658,485
Large Cap Stock	$31,789,186	$18,487,868	$21,569,566	$71,846,620

The financial statements reflect the operations of the Acquiring Funds for the period prior to the merger and the combined Funds for the period subsequent to the mergers. Because the combined investment funds have been managed as a single integrated fund since the mergers were completed, it is not practicable to separate the amounts of revenue and earnings of Thrivent Partner Small Cap Growth Fund, Thrivent Partner Small Cap Value Fund, Thrivent Mid Cap Growth Fund, Thrivent Partner Mid Cap Value Fund, and Thrivent Natural Resources Fund that have been included in the Acquiring Funds’ Statement of Operations since the mergers were completed.

(B) Share Classes – Effective February 1, 2016, Institutional Class shares were renamed Class S shares. Effective February 29, 2016, Class A Shares were closed to new shareholders and are open to current Class A shareholders and others who reside at the same mailing address (“household”), with the exception of Government Bond Fund. Class A shares of Government Bond Fund are closed to all purchases and exchanges into the Fund, other than reinvestment of dividends by current shareholders of the Fund. Effective February 29, 2016, the maximum front-end sales charge imposed on Class A Shares of equity funds was changed from 5.50% to 4.50%. Please refer to the Supplement to Class A Shares Prospectus dated February 12, 2016 for additional information. As of April 29, 2016, the Trust includes two classes of shares: Class A and Class S shares. The classes of shares differ principally in their respective distribution expenses and other class-specific expenses and arrangements. Class A shares have a 0.25% annual 12b-1 fee and a maximum front-end sales load of 4.50% for both equity and fixed income funds, although some of the fixed-income funds have reduced 12b-1 fees and either a lower or no front-end sales load. Class S shares are offered at net asset value and have no annual 12b-1 fees. The share classes have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. All 21 Funds of the Trust offer Class A and Class S shares.

(C) Other – Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide general damage clauses. The Trust’s maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects the risk of loss to be remote.

(2) SIGNIFICANT ACCOUNTING POLICIES

(A) Valuation of Investments – Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (“Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/ dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the last quoted sales price. Swap agreements are valued at the latest bid quotation of the contract as furnished by an independent pricing service. Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by the pricing service. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day.

Securities held by the Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Fund and the Trust’s investment adviser, Thrivent Asset Management, LLC (“Thrivent Asset Mgt.” or the “Adviser”), follow procedures designed to help maintain a constant net asset value of $1.00 per share.

The Board has delegated responsibility for daily valuation of the Funds’ securities to the Adviser. The Adviser has formed a Valuation Committee (“Committee”) that is responsible for overseeing the Fund valuation policies in accordance with Valuation Policies and Procedures. The Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.

THRIVENT MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

April 29, 2016

(unaudited)

The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

In accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), the various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts. Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. Of the Level 3 securities, those for which market values were not readily available or were deemed unreliable were fair valued as determined in good faith under procedures established by the Board. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments. Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.

Valuation of International Securities – Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign markets and the close of the U. S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board, evaluate the impacts of these events and may adjust the valuation of foreign securities to reflect fair value as of the close of the U.S. markets. The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.

(B) Foreign Currency Translation – The accounting records of each Fund are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.

Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Funds do not separately report the effect of changes in foreign exchange rates from changes in prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

For federal income tax purposes, the Funds treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.

(C) Foreign Denominated Investments – Foreign denominated assets and currency contracts may involve more risks than domestic transactions including currency risk, political and economic risk, regulatory risk, and market risk. Certain Funds may also invest in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

(D) Federal Income Taxes – No provision has been made for income taxes because each Fund’s policy is to qualify as a regulated investment company under the Internal Revenue Code and distribute substantially all investment company taxable income and net capital gain on a timely basis. It is also the intention of each Fund to distribute an amount sufficient to avoid imposition of any federal excise tax. The Funds, accordingly, anticipate paying no federal taxes and no federal tax provision was recorded. Each Fund is treated as a separate taxable entity for federal income tax purposes. Funds may utilize earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.

Foreign Income Taxes – Funds are subject to foreign income taxes imposed by certain countries in which they invest. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. These amounts are shown as foreign tax withholding on the Statement of Operations. The Funds pay tax on foreign capital gains, where applicable.

GAAP requires management of the Funds (i.e., the Adviser) to make additional tax disclosures with respect to the tax effects of certain income tax positions, whether those positions were

THRIVENT MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

April 29, 2016

(unaudited)

taken on previously filed tax returns or are expected to be taken on future returns. These positions must meet a “more likely than not” standard that, based on the technical merits of the position, would have a greater than 50 percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the more-likely-than-not recognition threshold, the Adviser must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.

The Adviser analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions. Open tax years are those that are open for examination by taxing authorities. Major jurisdictions for the Funds include U.S. Federal, Minnesota, Wisconsin, and Massachusetts as well as certain foreign countries. As of April 29, 2016, open U.S. Federal, Minnesota, Wisconsin and Massachusetts tax years include the tax years ended October 31, 2012 through 2015. Additionally, as of April 29, 2016, the tax year ended October 31, 2011 is open for Wisconsin. The Funds have no examinations in progress and none are expected at this time.

As of April 29, 2016, the Adviser has reviewed all open tax years and major jurisdictions and concluded that there is no effect to the Funds’ tax liability, financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits related to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

(E) Expenses and Income – Estimated expenses are accrued daily. The Funds are charged for those expenses that are directly attributable to them. Expenses that are not directly attributable to a Fund are allocated among all appropriate Funds in proportion to their respective net assets, number of shareholder accounts or other reasonable basis. Net investment income, expenses which are not class-specific, and realized and unrealized gains and losses are allocated directly to each class based upon the relative net asset value of outstanding shares.

Interest income is recorded daily on all debt securities, as is accretion of market discount and original issue discount and amortization of premium. Paydown gains and losses on mortgage- and asset-backed securities are recorded as components of interest income. Dividend income is recorded on the ex-dividend date. However, in certain foreign market where declaration of the dividend follows the ex-dividend date, the dividend will be recorded as soon as the Fund is informed of the declaration date.

For certain securities, including real estate investment trusts, the Trust records distributions received in excess of income as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available. Actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Trust adjusts the estimated amounts of the components of distributions as adjustments to investment income, unrealized appreciation/depreciation and realized gain/ loss on investments as necessary, once the issuers provide information about the actual composition of the distributions.

(F) Distributions to Shareholders – Dividend and capital gain distributions are recorded on the ex-dividend date. With the exception of the Money Market Fund, net realized gains from securities transactions, if any, are paid at least annually after the close of the fiscal year.

Fund	Dividends Declared	Dividends Paid
Aggressive Allocation	Annually	Annually
Moderately Aggressive Allocation	Annually	Annually
Moderate Allocation	Quarterly	Quarterly
Moderately Conservative Allocation	Quarterly	Quarterly
Balanced Income Plus	Quarterly	Quarterly
Opportunity Income Plus	Daily	Monthly
Partner Emerging Markets Equity	Annually	Annually
Small Cap Stock	Annually	Annually
Mid Cap Stock	Annually	Annually
Partner Worldwide Allocation	Annually	Annually
Large Cap Growth	Annually	Annually
Large Cap Value	Annually	Annually
Large Cap Stock	Annually	Annually
High Yield	Daily	Monthly
Income	Daily	Monthly
Municipal Bond	Daily	Monthly
Government Bond	Daily	Monthly
Limited Maturity Bond	Daily	Monthly
Money Market*	Daily	Monthly

*	Dividends are net of any short-term realized gains or losses on the sale of securities.

(G) Derivative Financial Instruments – Each of the Funds, with the exception of the Money Market Fund, may invest in derivatives. Derivatives, a category that includes options, futures, swaps and hybrid instruments, are financial instruments whose value is derived from another security, an index or a currency. Each applicable Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each applicable Fund may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter (OTC).

A derivative may incur a mark to market loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such

THRIVENT MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

April 29, 2016

(unaudited)

Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers, potentially resulting in losses to the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the Funds’ expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivatives’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral and margin requirements vary by type of derivative. Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options, swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the Schedule of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Options – All Funds, with the exception of the Money Market Fund, may buy put and call options and write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default. Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when a Fund has purchased an option, exercises that option, and the counterparty doesn’t buy from the Fund or sell to the Fund the underlying asset as required. In the case where a Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Fund’s collateral posting requirements. As the option increases in value to the Fund, the Fund receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.

Futures Contracts – All Funds, with the exception of the Money Market Fund, may use futures contracts to manage the exposure to interest rate and market or currency fluctuations.

THRIVENT MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

April 29, 2016

(unaudited)

Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Funds may be earmarked to cover open futures contracts. The futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.

Foreign Currency Forward Contracts – In connection with purchases and sales of securities denominated in foreign currencies all Funds, with the exception of the Money Market Fund, may enter into foreign currency forward contracts. Additionally, the Funds may enter into such contracts to mitigate currency and counterparty exposure to other foreign-currency-denominated investments. These contracts are recorded at value and the related realized and change in unrealized foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Funds could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and the Fund is exposed to counterparty risk equal to the discounted net amount of payments to the Fund.

Swap Agreements – All Funds, with the exception of the Money Market Fund, may enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at fair value of the contract as provided by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Fund accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or a third party, in connection with these agreements. Certain swap agreements are over-the-counter and the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the swap increases in value to the Fund, the Fund receives collateral from the counterparty. Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.

Credit Default Swaps – A credit default swap is a swap agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer.

Certain Funds enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices (CDX Indices). CDX indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to provide diversified credit exposure to these asset classes. Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal

THRIVENT MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

April 29, 2016

(unaudited)

on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract the maximum potential amount of future payments would be the notional amount. For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which would include reduction in interest or principal, maturity extension and subordination to other obligations.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

The amounts presented in the tables below are offset first by financial instruments that have the right to offset under master netting or similar arrangements, then any remaining amount is reduced by cash and non-cash collateral received/pledged. The actual amounts of collateral may be greater than the amounts presented in the tables.

The following table presents the gross and net information about assets subject to master netting arrangements, as presented in the Statement of Assets and Liabilities:

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Fund	Gross Amounts of Recognized Assets	Gross Amounts Offset	Net Amounts of Recognized Assets	Financial Instruments	Cash Collateral Received	Non-Cash Collateral Received	Net Amount
Aggressive Allocation
Futures Contracts	750,945	–	750,945	750,945	–	–	–
Moderately Aggressive Allocation
Futures Contracts	998,644	–	998,644	998,644	–	–	–
Moderate Allocation
Futures Contracts	607,425	–	607,425	607,425	–	–	–
Moderately Conservative Allocation
Futures Contracts	263,759	–	263,759	263,759	–	–	–
Balanced Income Plus
Futures Contracts	12,188	–	12,188	12,188	–	–	–
Opportunity Income Plus
Futures Contracts	28,719	–	28,719	25,093	–	–	3,626	(*)
Partner Worldwide Allocation
Futures Contracts	985,161	–	985,161	985,161	–	–	–
Exchange Contracts	428,749	–	428,749	328,754	–	–	99,995	(+)
Income
Futures Contracts	171,000	–	171,000	81,122	–	–	89,878	(*)
Government Bond
Futures Contracts	5,094	–	5,094	5,094	–	–	–
Limited Maturity Bond
Futures Contracts	34,251	–	34,251	34,251	–	–	–

(*)	Net futures amount represents the net amount receivable from the counterparty in the event of a default.
(†)	Net exchange contract amount represents the net amount receivable from the counterparty in the event of a default.

THRIVENT MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

April 29, 2016

(unaudited)

The following table presents the gross and net information about liabilities subject to master netting arrangements, as presented in the Statement of Assets and Liabilities:

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Fund	Gross Amounts of Recognized Liabilities	Gross Amounts Offset	Net Amounts of Recognized Liabilities	Financial Instruments	Cash Collateral Pledged	Non-Cash Collateral Pledged**	Net Amount
Aggressive Allocation
Futures Contracts	1,836,201	–	1,836,201	750,945	–	1,085,256	–
Moderately Aggressive Allocation
Futures Contracts	2,970,838	–	2,970,838	998,644	–	1,972,194	–
Securities Lending	1,979,450	–	1,979,450	1,913,072	–	–	66,378	^
Moderate Allocation
Futures Contracts	2,021,264	–	2,021,264	607,425	–	1,413,839	–
Securities Lending	3,647,108	–	3,647,108	3,523,127	–	–	123,981	^
Moderately Conservative Allocation
Futures Contracts	597,070	–	597,070	263,759	–	333,311	–
Securities Lending	2,369,141	–	2,369,141	2,283,704	–	–	85,437	^
Balanced Income Plus
Futures Contracts	14,422	–	14,422	12,188	–	2,234	–
Securities Lending	6,590,070	–	6,590,070	6,363,553	–	–	226,517	^
Opportunity Income Plus
Futures Contracts	25,093	–	25,093	25,093	–	–	–
Securities Lending	11,404,416	–	11,404,416	11,032,854	–	–	371,562	^
Small Cap Stock
Securities Lending	34,694,733	–	34,694,733	33,265,175	–	–	1,429,558	^
Mid Cap Stock
Securities Lending	27,943,650	–	27,943,650	27,097,462	–	–	846,188	^
Partner Worldwide Allocation
Futures Contracts	989,990	–	989,990	985,161	–	4,829	–
Exchange Contracts	528,395	–	528,395	328,754	–	–	199,641	#
Securities Lending	4,459,395	–	4,459,395	4,214,861	–	–	244,534	^
Large Cap Value
Securities Lending	612,375	–	612,375	581,703	–	–	30,672	^
Large Cap Stock
Futures Contracts	3,367,667	–	3,367,667	–	–	3,367,667	–
Securities Lending	20,678,293	–	20,678,293	19,637,321	–	–	1,040,972	^
High Yield
Securities Lending	49,498,414	–	49,498,414	47,609,748	–	–	1,888,666	^
Income
Futures Contracts	81,122	–	81,122	81,122	–	–	–
Securities Lending	20,805,024	–	20,805,024	20,215,078	–	–	589,946	^
Government Bond
Futures Contracts	19,844	–	19,844	5,094	–	14,750	–
Limited Maturity Bond
Futures Contracts	136,718	–	136,718	34,251	–	102,467	–
Securities Lending	18,761,203	–	18,761,203	18,335,093	–	–	426,110	^

**	Excess of collateral pledged to the counterparty may not be shown for financial reporting purposes.
^	Net securities lending amounts represent the net amount payable from the counterparty in the event of a default.
#	Net exchange contract amounts represent the net amount payable from the counterparty in the event of a default.

(H) Mortgage Dollar Roll Transactions – Certain Funds enter into dollar roll transactions on securities issued or to be issued by the Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation, in which the Funds sell mortgage securities and simultaneously agree to repurchase similar (same type and coupon) securities at a later date at an agreed upon price. The Funds must maintain liquid securities having

THRIVENT MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

April 29, 2016

(unaudited)

a value at least equal to the repurchase price (including accrued interest) for such dollar rolls. In addition, the Funds are required to segregate collateral with the fund custodian – depending on market movements - on their mortgage dollar rolls. The value of the securities that the Funds are required to purchase may decline below the agreed upon repurchase price of those securities.

During the period between the sale and repurchase, the Funds forgo principal and interest paid on the mortgage securities sold. The Funds are compensated from negotiated fees paid by brokers offered as an inducement to the Funds to “roll over” their purchase commitments, thus enhancing the yield. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. The fees received are recognized over the roll period and are included in Income from mortgage dollar rolls in the Statement of Operations.

(I) Securities Lending – The Trust has entered into a Securities Lending Agreement (the “Agreement”) with Deutsche Bank AG (“Deutsche”). The Agreement authorizes Deutsche to lend securities to authorized borrowers on behalf of the Funds. Pursuant to the Agreement, all loaned securities are initially collateralized by cash equal to at least 102% of the value of the loaned securities. Daily market fluctuations could cause the value of loaned securities to be more or less that the value of the collateral received. Any additional collateral is adjusted and settled on the next business day. The Trust has the ability to recall the loans at any time and could do so in order to vote proxies or sell the loaned securities. All cash collateral received is invested in Thrivent Cash Management Trust. The Funds receive dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Amounts earned on investments in Thrivent Cash Management Trust, net of rebates, fees paid to Deutsche for services provided and any other securities lending expenses, are included in Income from securities loaned on the Statement of Operations. By investing any cash collateral it receives in these transactions, a Fund could realize additional gains or losses. If the borrower fails to return the securities or the invested collateral has declined in value, the Fund could lose money. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. However, in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss. Some of these losses may be indemnified by the lending agent.

As of April 29, 2016, the value of securities on loan is as follows:

Fund	Securities on Loan
Moderately Aggressive Allocation	$1,913,072
Moderate Allocation	3,523,127
Moderately Conservative Allocation	2,283,704
Balanced Income Plus	6,363,553
Opportunity Income Plus	11,032,854
Small Cap Stock	33,265,175
Mid Cap Stock	27,097,462
Partner Worldwide Allocation	4,214,861
Large Cap Value	581,703
Large Cap Stock	19,637,321
High Yield	47,609,748
Income	20,215,078
Limited Maturity Bond	18,335,093

(J) When-Issued and Delayed Delivery Transactions – Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed delivery basis, a Fund does not participate in future gains and losses with respect to the security.

(K) Treasury Inflation Protected Securities – Certain Funds may invest in treasury inflation protected securities (TIPS). These securities are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The coupon interest rate is generally fixed at issuance. Interest is paid based on the principal value, which is adjusted for inflation. Any increase in the principal amount will be included as taxable interest in the Statement of Operations and received in cash upon maturity or sale of the security.

(L) Repurchase Agreements – Each Fund may engage in repurchase agreement transactions in pursuit of its investment objective. A repurchase agreement consists of a purchase and a simultaneous agreement to resell an investment for later delivery at an agreed upon price and rate of interest. The Fund uses a third-party custodian to maintain the collateral. If the original seller of a security subject to a repurchase agreement fails to repurchase the security at the agreed upon time, the Fund could incur a loss due to a drop in the value of the security during the time it takes the Fund to either sell the security or take action to enforce the original seller’s agreement to repurchase the security. Also, if a defaulting original seller filed for bankruptcy or became insolvent, disposition of such security might be delayed by pending legal action. The Fund may only enter into

THRIVENT MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

April 29, 2016

(unaudited)

repurchase agreements with banks and other recognized financial institutions such as broker/dealers that are found by the Adviser or subadviser to be creditworthy. During the six months ended April 29, 2016, none of the Funds engaged in these types of investments.

(M) Equity-Linked Structured Securities – Certain Funds may invest in equity-linked structured notes. Equity-linked structured notes are debt securities which combine the characteristics of common stock and the sale of an option. The return component is based upon the performance of a single equity security, a basket of equity securities, or an equity index and the sale of an option. There is no guaranteed return of principal with these securities. The appreciation potential of these securities may be limited by a maximum payment or call right and can be influenced by many unpredictable factors. In addition to the performance of the equity, the nature and credit of the issuer may also impact return. During the six months ended April 29, 2016, none of the Funds engaged in these types of transactions.

(N) Stripped Securities – Certain Funds may invest in Interest Only and Principal Only stripped mortgage or asset backed securities. These securities represent a participation in securities that are structured in classes with rights to receive different portions of the interest and principal. Interest only securities receive all the interest and principal only securities receive all the principal. If the underlying pool of mortgages or assets experience greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in an interest only security. Principal only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates. As interest rates increase, the price of the principal only security decreases. Similarly, as interest rates decrease, the price of the principal only security increases. The principal only security represents the payment with the longest maturity, therefore making it the most sensitive to interest rate changes.

(O) Credit Risk – The Funds may be susceptible to credit risk to the extent an issuer or counterparty defaults on its payment obligation. The Funds’ policy is to monitor the creditworthiness of issuers and counterparties. Interest receivable on defaulted securities is monitored for ability to collect payments in default and is adjusted accordingly.

(P) Accounting Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

(Q) Loan Commitments – Certain Funds may enter into loan commitments, which generally have interest rates which are reset daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders. Loan commitments often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the remaining maturity may be considerably less than the stated maturity shown in the Schedule of Investments.

All or a portion of these loan commitments may be unfunded. A Fund is obligated to fund these commitments at the borrower’s discretion. Therefore, the Fund must have funds sufficient to cover its contractual obligation. These unfunded loan commitments, which are marked to market daily, are presented in the Schedule of Investments.

(R) Unfunded Bridge Loan Commitment – The following Fund entered into a loan commitment with Nexstar Broadcasting, Inc. on March 28, 2016. Maturity of the commitment will be no later than January 27, 2017. The Fund will receive a fee of 0.50%.

Fund	Unfunded Commitment
High Yield	$9,520,000
(S) Loss Contingencies – High Yield Fund and Income Fund are defendants in an adversary action filed on July 31, 2009 by the Official Committee of Unsecured Creditors of Motors Liquidation Company, formerly known as General Motors Corporation (GM), against prior and current holders of term loan debt of GM. The suit seeks to determine whether GM’s term loan facility was secured at the time it entered bankruptcy. High Yield Fund at one time held term loans in an original principal amount of at least $4,723,994 and, if the plaintiffs are successful, it is reasonably possible that the Fund will be required to make payments in some amount. This loss contingency has not been accrued as a liability because the amount of potential damages and the likelihood of loss cannot be reasonably estimated. Thrivent Income Fund is named as a defendant in this action, but we do not expect that the Fund’s assets will be subject to a loss contingency.

(T) Litigation – Awards from class action litigation are recorded as realized gains on the payment date.

THRIVENT MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

April 29, 2016

(unaudited)

(U) Recent Accounting Pronouncements –

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2015 and interim periods within those fiscal years. Management has evaluated the impact of this guidance and has determined there to be no impact to financial statement amounts. However, footnote disclosures related to securities valued using the net asset value per share practical expedient will be increased to meet the requirement of this guidance.

(V) Other – For financial statement purposes, investment security transactions are accounted for on the trade date. Realized gains and losses from investment transactions are determined on a specific cost identification basis, which is the same basis used for federal income tax purposes.

(3) FEES AND COMPENSATION PAID TO AFFILIATES

(A) Investment Advisory Fees – The Trust has entered into an Investment Advisory Agreement with Thrivent Asset Mgt. Under the Investment Advisory Agreement, each of the Funds pays a fee for investment advisory services. The fees are accrued daily and paid monthly.

The annual rates of fees as a percent of average daily net assets under the Investment Advisory Agreement were as follows:

Fund (M – Millions)	$0 to $500M	Over $500 to $2,000M	Over $2,000 to $5,000M	Over $5,000 to $10,000M	Over $10,000M
Aggressive Allocation	0.750%	0.725%	0.700%	0.675%	0.650%
Moderately Aggressive Allocation	0.700%	0.675%	0.650%	0.625%	0.600%
Moderate Allocation	0.650%	0.625%	0.600%	0.575%	0.550%
Moderately Conservative Allocation	0.600%	0.575%	0.550%	0.525%	0.500%

Fund (M – Millions)	$0 to $50M	Over $50 to $100M	Over $100 to $200M	Over $200 to $250M	Over $250 to $500M	Over $500 to $750M	Over $750 to $1,000M	Over $1,000 to $2,000M	Over $2,000 to $2,500M	Over $2,500 to $5,000M	Over $5,000M
Balanced Income Plus	0.550%	0.550%	0.550%	0.550%	0.550%	0.500%	0.500%	0.475%	0.475%	0.450%	0.425%
Opportunity Income Plus	0.450%	0.450%	0.450%	0.450%	0.450%	0.400%	0.400%	0.375%	0.375%	0.350%	0.325%
Partner Emerging Markets Equity	1.200%	1.070%	1.070%	1.070%	1.070%	1.070%	1.070%	1.070%	1.070%	1.070%	1.070%
Small Cap Stock	0.700%	0.700%	0.700%	0.650%	0.650%	0.650%	0.650%	0.600%	0.600%	0.550%	0.525%
Mid Cap Stock	0.700%	0.700%	0.700%	0.650%	0.650%	0.650%	0.650%	0.600%	0.600%	0.550%	0.525%
Partner Worldwide Allocation	0.900%	0.900%	0.900%	0.900%	0.850%	0.850%	0.850%	0.800%	0.800%	0.800%	0.800%
Large Cap Growth	0.750%	0.750%	0.750%	0.750%	0.750%	0.700%	0.700%	0.650%	0.650%	0.600%	0.575%
Large Cap Value	0.450%	0.450%	0.450%	0.450%	0.450%	0.450%	0.450%	0.450%	0.450%	0.450%	0.450%
Large Cap Stock	0.650%	0.650%	0.650%	0.650%	0.650%	0.575%	0.575%	0.500%	0.475%	0.450%	0.425%
High Yield	0.400%	0.400%	0.400%	0.400%	0.400%	0.350%	0.350%	0.300%	0.300%	0.300%	0.300%
Income	0.350%	0.350%	0.350%	0.350%	0.350%	0.325%	0.325%	0.300%	0.300%	0.300%	0.300%
Municipal Bond	0.450%	0.450%	0.450%	0.450%	0.450%	0.400%	0.400%	0.350%	0.350%	0.325%	0.300%
Government Bond	0.400%	0.400%	0.400%	0.400%	0.400%	0.350%	0.350%	0.350%	0.350%	0.350%	0.350%
Limited Maturity Bond	0.300%	0.300%	0.300%	0.300%	0.300%	0.275%	0.275%	0.250%	0.250%	0.250%	0.250%
Money Market	0.350%	0.350%	0.350%	0.350%	0.350%	0.350%	0.350%	0.350%	0.350%	0.350%	0.350%

(B) Sub-Advisor Fees – The following subadvisor fees are charged as part of the total investment advisory fees stated in the table above. The subadvisory fees are borne directly by the Adviser and do not increase the overall fees paid by the Fund.

Partner Emerging Markets Equity Fund

The Adviser has entered into a subadvisory agreement for the performance of subadvisory services with Aberdeen Asset Managers Limited (“Aberdeen”). The fee payable for Aberdeen is equal to 0.85% of the first $50 million of average daily net assets, 0.72% for the next $50 million and 0.68% for assets over $100 million. Thrivent Partner Emerging Markets Equity Portfolio, Thrivent Partner Worldwide Allocation Portfolio; each a series of Thrivent Series Fund, Inc., the shares of which are only available for purchase by separate accounts of and retirement plans sponsored by Thrivent Financial, and Thrivent Partner Worldwide Allocation Fund are included in determining breakpoints for the assets managed by Aberdeen.

THRIVENT MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

April 29, 2016

(unaudited)

Partner Worldwide Allocation Fund

The adviser has entered into subadvisory agreements with Principal Global Investors, LLC (“Principal”), Aberdeen Asset Managers Limited (“Aberdeen”) and Goldman Sachs Asset Management, L.P. (“GSAM”) for the performance of subadvisory services.

The fee payable for Principal is equal to 0.35% of the first $500 million of average daily net assets, 0.30% of the next $500 million and 0.25% of average daily net assets over $1 billion. Thrivent Partner Worldwide Allocation Portfolio is included in determining breakpoints for the assets managed by Principal.

The fee payable for Aberdeen is equal to 0.85% of the first $50 million of average daily net assets, 0.72% of the next $50 million and 0.68% of average daily net assets over $100 million. Thrivent Partner Worldwide Allocation Portfolio, Thrivent Partner Emerging Markets Equity Fund, and Thrivent Partner Emerging Markets Equity Portfolio are included in determining breakpoints for the assets managed by Aberdeen.

The fee payable for GSAM for managing the emerging markets debt portion is equal to 0.50% of the first $200 million of average daily net assets, 0.45% of the next $200 million and 0.40% of average daily net assets over $400 million. The fee payable for GSAM for managing the international small- and mid-cap equities portion is equal to 0.58% of the first $250 million of average daily net assets; and 0.54% of average daily net assets in excess of $250 million. Thrivent Partner Worldwide Allocation Portfolio is included in determining breakpoints for the assets managed by GSAM.

The Adviser has terminated the subadvisory agreement with Mercator Asset Management, LP (“Mercator”). Effective January 1, 2016, the fee payable for Mercator was equal to 0.70% of the first $25 million of average daily net assets, 0.60% of the next $25 million, 0.50% of the next $250 million, 0.40% of the next $200 million and 0.20% of average daily net assets over $500 million. Thrivent Partner Worldwide Allocation Portfolio was included in determining breakpoints for the assets managed by Mercator. From November 1, 2015 until December 31, 2015, the fee payable for Mercator was equal to 0.75% of the first $25 million of average daily net assets, 0.60% of the next $25 million, 0.55% of the next $25 million, 0.50% of the next $225 million, 0.40% of the next $200 million and 0.20% of average daily net assets over $500 million. Thrivent Partner Worldwide Allocation Portfolio was included in determining breakpoints for the assets managed by Mercator.

(C) Expense Reimbursements – For the period ended April 29, 2016, contractual expense reimbursements to limit expenses to the following percentages were in effect:

Fund	Class A	Class S	Expiration Date
Opportunity Income Plus	0.90%	N/A	2/28/2017
Partner Emerging Markets Equity	1.65%	1.32%	2/28/2017
Partner Worldwide Allocation	1.40%	N/A	2/28/2017
Large Cap Growth	1.20%	N/A	2/28/2017
Government Bond	0.85%	N/A	2/28/2017

Thrivent does not recoup amounts previously reimbursed or waived in prior fiscal years.

Each equity, hybrid and fixed income fund may invest cash in High Yield Fund, Money Market Fund and Thrivent Cash Management Trust, subject to certain limitations. During the six months ended April 29, 2016, no Funds invested in High Yield Fund. During the six months ended April 29, 2016, no funds invested in Money Market Fund. During the six months ended April 29, 2016, all funds except Municipal Bond Fund and Money Market Fund invested in Thrivent Cash Management Trust. These related-party transactions are subject to the same terms as non-related party transactions. To avoid duplicate investment advisory fees, Thrivent Asset Mgt. reimburses an amount equal to the advisory fee that is charged to the asset allocation, equity, hybrid or fixed income fund for its investment in underlying funds of Thrivent mutual funds.

(D) Distribution Plan – Through December 31, 2015, Thrivent Investment Management, Inc. (“Thrivent Investment Mgt.”) was the Trust’s distributor. Effective January 1, 2016, Thrivent Distributors, LLC became the Trust’s distributor. The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. Class A shares generally have a Rule 12b-1 fee of up to 0.25% (up to 0.125% for Government Bond Fund, Limited Maturity Bond Fund and Money Market Fund) of average net assets.

(E) Sales Charges and Other Fees – For the six months ended April 29, 2016, Thrivent Investment Mgt. received $3,716,162 of aggregate underwriting concessions from the sales of the Trust’s Class A shares. Sales charges are not an expense of the Trust and are not reflected in the financial statements of any of the Funds.

The Trust has entered into an accounting and administrative services agreement with Thrivent Asset Mgt. pursuant to which Thrivent Asset Mgt. provides certain accounting and administrative personnel and services to the Funds. For the six months ended April 29, 2016, Thrivent Asset Mgt. received aggregate fees for accounting and administrative personnel and services of $2,040,554 from the Trust.

The Trust has entered into an agreement with Thrivent Financial Investor Services Inc. (“Thrivent Investor Services”) to provide the Funds with transfer agent services. For the six months ended April 29, 2016, Thrivent Investor Services received $6,897,167 for transfer agent services from the Trust.

THRIVENT MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

April 29, 2016

(unaudited)

Each Trustee who is not affiliated with the Adviser receives an annual fee from the Trust for services as a Trustee and is eligible to participate in a deferred compensation plan with respect to fees received from the Funds. Participants in the plan may designate their deferred Trustee’s fees as if invested in a series of the Thrivent Mutual Funds. The value of each Trustee’s deferred compensation account will increase or decrease as if invested in shares of that series. Their fees as well as the change in value are included in Trustee fees in the Statement of Operations. The deferred fees remain in the appropriate Fund until distribution in accordance with the plan. The Payable for trustee deferred compensation, located in the Statement of Assets and Liabilities, is unsecured.

Those Trustees not participating in the above plan received $137,380 in fees from the Trust for the six months ended April 29, 2016. In addition, the Trust reimbursed independent Trustees for reasonable expenses incurred in relation to attendance at meetings and industry conferences.

Certain officers and non-independent Trustees of the Trust are officers and directors of Thrivent Asset Mgt., Thrivent Investment Mgt. and Thrivent Investor Services; however, they receive no compensation from the Trust.

(F) Indirect Expenses – Some Funds invest in other open-ended funds, including Thrivent Core Short-Term Reserve Fund for the purpose of overnight investment of cash. Fees and expenses of those underlying funds are not included in those Funds’ expense ratios reported in the Financial Highlights. The Funds indirectly bear their proportionate share of the annualized weighted average expense ratio of the underlying funds in which they invest. The Adviser has contractually agreed, for as long as the current fee structure is in place, to waive an amount equal to any investment advisory fees indirectly incurred by the Asset Allocation Funds as a result of their investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash Management Trust. This contractual provision may be terminated upon the mutual agreement between the Independent Trustees of the Fund and the Adviser.

(4) TAX INFORMATION

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications. At fiscal year-end, the character and amount of distributions, on a tax basis and components of distributable earnings, are finalized. Therefore, as of April 29, 2016, the tax-basis balance has not yet been determined.

At October 31, 2015, the following Funds had accumulated net realized capital loss carryovers expiring as follows:

Fund	Capital Loss Carryover	Expiration Year
Opportunity Income Plus	$5,032,291	2017

Partner Emerging Markets Equity	1,600,228	Unlimited

Partner Worldwide Allocation	43,008,882	2016
	6,799,658	2017
	3,159,384	Unlimited

	52,967,924

Large Cap Growth	1,041,797	2016

Large Cap Stock	8,016,287	Unlimited

High Yield	5,236,142	2016
	30,243,630	2017
	5,758,059	Unlimited

	41,237,831

Municipal Bond	9,502,691	Unlimited

Limited Maturity Bond	2,737,781	Unlimited

To the extent that these Funds realize future net capital gains, taxable distributions will be reduced by any unused capital loss carryovers as permitted by the Internal Revenue Code. Unlimited capital loss carryovers will be utilized before capital loss carryovers with expiration dates.

The capital loss carryovers attributable to Large Cap Stock Fund were obtained as a result of the reorganization, as described in Note (1)(A), with Natural Resources Fund in August 2015. These losses are limited under the Internal Revenue Code as to future utilization. In addition to the capital loss carryovers noted above, $5,523,172 of capital loss carryovers from Natural Resources Fund expired during the fiscal year 2015.

(5) SECURITY TRANSACTIONS

(A) Purchases and Sales of Investment Securities – For the six months ended April 29, 2016, the cost of purchases and the proceeds from sales of investment securities, other than U.S. Government and short-term securities, were as follows:

	In thousands
Fund	Purchases	Sales
Aggressive Allocation	$180,002	$169,200
Moderately Aggressive Allocation	374,543	336,565
Moderate Allocation	349,505	386,055
Moderately Conservative Allocation	130,043	130,090
Balanced Income Plus	81,934	83,746
Opportunity Income Plus	82,569	75,856
Partner Emerging Markets Equity	492	710
Small Cap Stock	138,907	153,247

THRIVENT MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

April 29, 2016

(unaudited)

	In thousands
Fund	Purchases	Sales
Mid Cap Stock	137,443	184,779
Partner Worldwide Allocation	415,928	469,159
Large Cap Growth	227,541	250,137
Large Cap Value	86,398	110,312
Large Cap Stock	492,439	486,521
High Yield	120,732	130,605
Income	144,862	210,109
Municipal Bond	108,587	63,599
Government Bond	1,000	4,188
Limited Maturity Bond	88,489	77,129

Purchases and sales of U.S. Government securities were:

	In thousands
Fund	Purchases	Sales
Aggressive Allocation	$68,735	$62,619
Moderately Aggressive Allocation	498,136	483,345
Moderate Allocation	890,536	861,389
Moderately Conservative Allocation	527,302	527,800
Balanced Income Plus	80,768	80,287
Opportunity Income Plus	212,317	220,712
Partner Worldwide Allocation	15,033	18,641
Income	259,273	224,446
Government Bond	46,768	75,615
Limited Maturity Bond	225,391	228,775

(B) Investments in Restricted Securities – Certain Funds may own restricted securities that have been deemed illiquid and were purchased in private placement transactions without registration under the Securities Act of 1933. Unless such securities subsequently become registered, they generally may be resold only in privately negotiated transactions with a limited number of purchasers. As of April 29, 2016, the following Funds held restricted securities:

Fund	Number of Securities	Percent of Fund’s Net Assets
Moderately Aggressive Allocation	38	0.57%
Moderate Allocation	39	1.00%
Moderately Conservative Allocation	37	1.73%
Balanced Income Plus	7	0.56%
Opportunity Income Plus	15	2.28%
Partner Worldwide Allocation	15	0.44%
High Yield	11	2.37%
Income	3	0.49%
Limited Maturity Bond	34	9.88%

The Funds have no right to require registration of unregistered securities.

(C) Investments in High-Yielding Securities – High Yield Fund invests primarily in high-yielding fixed-income securities. Each of the other Funds, except the Money Market Fund, may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities (e.g., junk bonds) are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

(D) Investments in Options and Futures Contracts – The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render a Fund’s hedging strategy unsuccessful and could result in a loss to the Fund. In the event that a liquid secondary market would not exist, the Fund could be prevented from entering into a closing transaction, which could result in additional losses to the Fund.

(E) Written Option Contracts – There were no contracts and premium amounts associated with call option contracts written during the six months ended April 29, 2016.

(6) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Funds are permitted to purchase or sell securities from or to certain other Funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is executed at the current market price. For the six months ended April 29, 2016, Opportunity Income Plus Fund engaged in purchase transactions in the amount of $5,071,855 and High Yield Fund engaged in sale transactions in the amount of $8,939,707 that complied with Rule 17a-7 of the 1940 Act. The sales transactions in High Yield Fund resulted in net realized losses of $122,598.

(7) RELATED PARTY TRANSACTIONS

As of April 29, 2016, related parties (other than the Thrivent Asset Allocation Funds) held the following shares in excess of 5% of Thrivent Mutual Funds:

Fund	Shares	Percent of Fund’s Outstanding Shares
Opportunity Income Plus	2,695,582	6.7%
Partner Emerging Markets Equity	563,261	44.3%
Partner Worldwide Allocation	11,243,590	14.3%
Government Bond	3,533,469	64.2%

THRIVENT MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

April 29, 2016

(unaudited)

As of April 29, 2016, retirement plans sponsored by Thrivent Financial for Lutherans held the following shares in excess of 5% of Thrivent Mutual Funds:

Fund	Shares	Percent of Fund’s Outstanding Shares
Aggressive Allocation	9,117,765	13.6%
Moderately Aggressive Allocation	9,385,101	6.2%
Balanced Income Plus	3,843,407	16.4%
Income	6,138,991	7.0%

(8) SUBSEQUENT EVENTS

The Adviser of the Funds has evaluated the impact of subsequent events through June 21, 2016, and, except as already included in the Notes to Financial Statements, has determined that no additional items require disclosure.

(9) MARKET RISK

Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of a Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry. As of April 29, 2016, Partner Emerging Markets Equity Fund had portfolio concentration greater than 30% in the Financial sector, and Large Cap Growth Fund had portfolio concentration greater than 30% in the Information Technology sector.

THRIVENT MUTUAL FUNDS

FINANCIAL HIGHLIGHTS

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*
		Income from Investment Operations			Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
AGGRESSIVE ALLOCATION FUND
Class A Shares
Period Ended 4/29/2016 (unaudited)	$14.05	$0.06	$(0.44)	$(0.38)	$(0.04)	$(1.05)
Year Ended 10/31/2015	14.77	0.04	0.33	0.37	(0.07)	(1.02)
Year Ended 10/31/2014	14.15	0.05	1.21	1.26	(0.10)	(0.54)
Year Ended 10/31/2013	11.54	0.07	2.73	2.80	(0.09)	(0.10)
Year Ended 10/31/2012	10.70	0.04	0.85	0.89	(0.05)	–
Year Ended 10/31/2011	10.35	0.07	0.33	0.40	(0.05)	–

Class S Shares
Period Ended 4/29/2016 (unaudited)	14.19	0.07	(0.43)	(0.36)	(0.09)	(1.05)
Year Ended 10/31/2015	14.90	0.09	0.35	0.44	(0.13)	(1.02)
Year Ended 10/31/2014	14.27	0.10	1.23	1.33	(0.16)	(0.54)
Year Ended 10/31/2013	11.64	0.12	2.75	2.87	(0.14)	(0.10)
Year Ended 10/31/2012	10.78	0.09	0.86	0.95	(0.09)	–
Year Ended 10/31/2011	10.43	0.11	0.33	0.44	(0.09)	–
MODERATELY AGGRESSIVE ALLOCATION FUND
Class A Shares
Period Ended 4/29/2016 (unaudited)	13.73	0.08	(0.28)	(0.20)	(0.09)	(0.81)
Year Ended 10/31/2015	14.17	0.11	0.20	0.31	(0.15)	(0.60)
Year Ended 10/31/2014	13.69	0.12	0.97	1.09	(0.16)	(0.45)
Year Ended 10/31/2013	11.64	0.15	2.16	2.31	(0.17)	(0.09)
Year Ended 10/31/2012	10.83	0.11	0.84	0.95	(0.14)	–
Year Ended 10/31/2011	10.65	0.16	0.17	0.33	(0.15)	–

Class S Shares
Period Ended 4/29/2016 (unaudited)	13.86	0.10	(0.28)	(0.18)	(0.14)	(0.81)
Year Ended 10/31/2015	14.29	0.16	0.21	0.37	(0.20)	(0.60)
Year Ended 10/31/2014	13.79	0.17	0.98	1.15	(0.20)	(0.45)
Year Ended 10/31/2013	11.73	0.20	2.17	2.37	(0.22)	(0.09)
Year Ended 10/31/2012	10.92	0.16	0.83	0.99	(0.18)	–
Year Ended 10/31/2011	10.72	0.20	0.18	0.38	(0.18)	–
MODERATE ALLOCATION FUND
Class A Shares
Period Ended 4/29/2016 (unaudited)	12.90	0.10	(0.15)	(0.05)	(0.09)	(0.59)
Year Ended 10/31/2015	13.26	0.16	0.08	0.24	(0.18)	(0.42)
Year Ended 10/31/2014	12.88	0.17	0.73	0.90	(0.20)	(0.32)
Year Ended 10/31/2013	11.55	0.18	1.48	1.66	(0.19)	(0.14)
Year Ended 10/31/2012	10.80	0.16	0.77	0.93	(0.17)	(0.01)
Year Ended 10/31/2011	10.67	0.22	0.13	0.35	(0.22)	–

Class S Shares
Period Ended 4/29/2016 (unaudited)	12.94	0.11	(0.14)	(0.03)	(0.11)	(0.59)
Year Ended 10/31/2015	13.29	0.21	0.08	0.29	(0.22)	(0.42)
Year Ended 10/31/2014	12.91	0.21	0.73	0.94	(0.24)	(0.32)
Year Ended 10/31/2013	11.57	0.22	1.49	1.71	(0.23)	(0.14)
Year Ended 10/31/2012	10.82	0.20	0.77	0.97	(0.21)	(0.01)
Year Ended 10/31/2011	10.69	0.26	0.13	0.39	(0.26)	–

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
*	All per share amounts have been rounded to the nearest cent.

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT MUTUAL FUNDS

FINANCIAL HIGHLIGHTS – CONTINUED

		RATIOS/SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$(1.09)	$12.58	(2.75)%	$719.8	0.95%	0.86%	1.22%	0.59%	30%
(1.09)	14.05	2.78%	732.0	0.92%	0.23%	0.96%	0.19%	51%
(0.64)	14.77	9.34%	687.6	0.81%	0.30%	0.81%	0.30%	51%
(0.19)	14.15	24.64%	612.4	0.81%	0.52%	0.82%	0.51%	44%
(0.05)	11.54	8.42%	494.3	0.82%	0.33%	0.86%	0.29%	66%
(0.05)	10.70	3.87%	462.1	0.75%	0.64%	0.89%	0.51%	72%

(1.14)	12.69	(2.61)%	126.5	0.54%	1.25%	0.81%	0.97%	30%
(1.15)	14.19	3.21%	120.3	0.49%	0.65%	0.54%	0.61%	51%
(0.70)	14.90	9.73%	112.3	0.41%	0.70%	0.41%	0.70%	51%
(0.24)	14.27	25.11%	94.6	0.40%	0.96%	0.40%	0.96%	44%
(0.09)	11.64	8.94%	81.2	0.42%	0.73%	0.42%	0.73%	66%
(0.09)	10.78	4.16%	80.0	0.40%	1.01%	0.41%	1.00%	72%

(0.90)	12.63	(1.39)%	1,784.0	0.82%	1.41%	1.10%	1.14%	46%
(0.75)	13.73	2.34%	1,814.6	0.81%	0.81%	0.85%	0.76%	66%
(0.61)	14.17	8.29%	1,746.7	0.76%	0.85%	0.76%	0.85%	61%
(0.26)	13.69	20.28%	1,558.9	0.72%	1.15%	0.74%	1.13%	51%
(0.14)	11.64	8.92%	1,268.2	0.77%	0.99%	0.77%	0.99%	78%
(0.15)	10.83	3.06%	1,168.6	0.70%	1.44%	0.75%	1.39%	58%

(0.95)	12.73	(1.22)%	141.6	0.46%	1.75%	0.74%	1.47%	46%
(0.80)	13.86	2.75%	125.5	0.42%	1.19%	0.47%	1.14%	66%
(0.65)	14.29	8.73%	120.3	0.39%	1.22%	0.39%	1.22%	61%
(0.31)	13.79	20.66%	107.5	0.35%	1.50%	0.35%	1.50%	51%
(0.18)	11.73	9.29%	90.2	0.37%	1.39%	0.37%	1.39%	78%
(0.18)	10.92	3.55%	85.1	0.32%	1.82%	0.33%	1.81%	58%

(0.68)	12.17	(0.40)%	1,673.0	0.81%	1.64%	1.03%	1.42%	74%
(0.60)	12.90	1.93%	1,706.5	0.76%	1.25%	0.81%	1.21%	107%
(0.52)	13.26	7.22%	1,683.8	0.72%	1.29%	0.72%	1.29%	73%
(0.33)	12.88	14.74%	1,541.3	0.68%	1.51%	0.70%	1.48%	85%
(0.18)	11.55	8.68%	1,316.5	0.71%	1.47%	0.71%	1.47%	94%
(0.22)	10.80	3.27%	1,207.6	0.65%	2.02%	0.68%	1.99%	46%

(0.70)	12.21	(0.15)%	125.5	0.47%	1.96%	0.69%	1.74%	74%
(0.64)	12.94	2.36%	108.3	0.41%	1.60%	0.46%	1.55%	107%
(0.56)	13.29	7.56%	89.0	0.38%	1.62%	0.38%	1.62%	73%
(0.37)	12.91	15.18%	75.2	0.35%	1.83%	0.35%	1.83%	85%
(0.22)	11.57	9.05%	66.0	0.35%	1.83%	0.35%	1.83%	94%
(0.26)	10.82	3.62%	59.7	0.30%	2.36%	0.31%	2.35%	46%

(b)	Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year.
**	Computed on an annualized basis for periods less than one year.

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT MUTUAL FUNDS

FINANCIAL HIGHLIGHTS – CONTINUED

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*
		Income from Investment Operations			Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
MODERATELY CONSERVATIVE ALLOCATION FUND
Class A Shares
Period Ended 4/29/2016 (unaudited)	$11.88	$0.10	$(0.01)	$0.09	$(0.10)	$(0.33)
Year Ended 10/31/2015	12.19	0.18	(0.03)	0.15	(0.20)	(0.26)
Year Ended 10/31/2014	11.98	0.20	0.48	0.68	(0.21)	(0.26)
Year Ended 10/31/2013	11.34	0.20	0.83	1.03	(0.20)	(0.19)
Year Ended 10/31/2012	10.75	0.19	0.65	0.84	(0.19)	(0.06)
Year Ended 10/31/2011	10.73	0.25	0.02	0.27	(0.25)	–

Class S Shares
Period Ended 4/29/2016 (unaudited)	11.91	0.12	(0.01)	0.11	(0.11)	(0.33)
Year Ended 10/31/2015	12.22	0.23	(0.04)	0.19	(0.24)	(0.26)
Year Ended 10/31/2014	12.01	0.24	0.48	0.72	(0.25)	(0.26)
Year Ended 10/31/2013	11.37	0.23	0.83	1.06	(0.23)	(0.19)
Year Ended 10/31/2012	10.78	0.22	0.65	0.87	(0.22)	(0.06)
Year Ended 10/31/2011	10.75	0.28	0.03	0.31	(0.28)	–
BALANCED INCOME PLUS FUND
Class A Shares
Period Ended 4/29/2016 (unaudited)	12.80	0.15	(0.19)	(0.04)	(0.14)	(0.61)
Year Ended 10/31/2015	13.43	0.31	(0.04)	0.27	(0.29)	(0.61)
Year Ended 10/31/2014	14.21	0.24	0.72	0.96	(0.22)	(1.52)
Year Ended 10/31/2013	12.63	0.14	2.24	2.38	(0.15)	(0.65)
Year Ended 10/31/2012	12.11	0.13	0.83	0.96	(0.13)	(0.31)
Year Ended 10/31/2011	11.68	0.16	0.42	0.58	(0.15)	–

Class S Shares
Period Ended 4/29/2016 (unaudited)	12.77	0.17	(0.18)	(0.01)	(0.16)	(0.61)
Year Ended 10/31/2015	13.40	0.36	(0.03)	0.33	(0.35)	(0.61)
Year Ended 10/31/2014	14.19	0.30	0.70	1.00	(0.27)	(1.52)
Year Ended 10/31/2013	12.61	0.20	2.24	2.44	(0.20)	(0.66)
Year Ended 10/31/2012	12.09	0.19	0.82	1.01	(0.18)	(0.31)
Year Ended 10/31/2011	11.66	0.21	0.43	0.64	(0.21)	–
OPPORTUNITY INCOME PLUS FUND
Class A Shares
Period Ended 4/29/2016 (unaudited)	10.05	0.18	(0.02)	0.16	(0.19)	–
Year Ended 10/31/2015	10.38	0.38	(0.33)	0.05	(0.38)	–
Year Ended 10/31/2014	10.32	0.36	0.06	0.42	(0.36)	–
Year Ended 10/31/2013	10.70	0.26	(0.39)	(0.13)	(0.25)	–
Year Ended 10/31/2012	10.19	0.26	0.50	0.76	(0.25)	–
Year Ended 10/31/2011	10.11	0.37	0.08	0.45	(0.37)	–

Class S Shares
Period Ended 4/29/2016 (unaudited)	10.05	0.19	(0.02)	0.17	(0.20)	–
Year Ended 10/31/2015	10.38	0.40	(0.33)	0.07	(0.40)	–
Year Ended 10/31/2014	10.32	0.39	0.05	0.44	(0.38)	–
Year Ended 10/31/2013	10.71	0.29	(0.40)	(0.11)	(0.28)	–
Year Ended 10/31/2012	10.19	0.30	0.51	0.81	(0.29)	–
Year Ended 10/31/2011	10.11	0.40	0.08	0.48	(0.40)	–

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
*	All per share amounts have been rounded to the nearest cent.

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT MUTUAL FUNDS

FINANCIAL HIGHLIGHTS – CONTINUED

		RATIOS/SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$(0.43)	$11.54	0.80%	$699.7	0.84%	1.86%	1.00%	1.70%	95%
(0.46)	11.88	1.32%	716.6	0.80%	1.54%	0.83%	1.52%	187%
(0.47)	12.19	5.86%	731.4	0.77%	1.64%	0.77%	1.64%	140%
(0.39)	11.98	9.32%	701.3	0.71%	1.70%	0.75%	1.67%	166%
(0.25)	11.34	7.92%	632.9	0.75%	1.70%	0.75%	1.70%	145%
(0.25)	10.75	2.49%	559.7	0.64%	2.28%	0.69%	2.23%	46%

(0.44)	11.58	1.05%	43.8	0.52%	2.17%	0.67%	2.01%	95%
(0.50)	11.91	1.66%	37.5	0.46%	1.87%	0.49%	1.84%	187%
(0.51)	12.22	6.20%	32.3	0.44%	1.97%	0.44%	1.97%	140%
(0.42)	12.01	9.62%	31.7	0.41%	2.01%	0.41%	2.01%	166%
(0.28)	11.37	8.26%	28.0	0.41%	2.03%	0.41%	2.03%	145%
(0.28)	10.78	2.88%	22.4	0.33%	2.59%	0.33%	2.59%	46%

(0.75)	12.01	(0.21)%	226.4	1.11%	2.57%	1.11%	2.57%	60%
(0.90)	12.80	2.18%	232.8	1.06%	2.38%	1.06%	2.38%	148%
(1.74)	13.43	7.60%	222.1	1.06%	1.85%	1.06%	1.85%	124%
(0.80)	14.21	19.95%	167.8	1.09%	1.08%	1.10%	1.08%	236%
(0.44)	12.63	8.22%	141.0	1.11%	1.06%	1.12%	1.06%	197%
(0.15)	12.11	4.98%	141.0	1.12%	1.25%	1.13%	1.24%	211%

(0.77)	11.99	0.07%	55.4	0.69%	2.99%	0.69%	2.99%	60%
(0.96)	12.77	2.58%	54.4	0.67%	2.77%	0.67%	2.77%	148%
(1.79)	13.40	7.95%	54.9	0.66%	2.24%	0.66%	2.24%	124%
(0.86)	14.19	20.49%	54.7	0.66%	1.52%	0.67%	1.51%	236%
(0.49)	12.61	8.72%	49.9	0.66%	1.52%	0.67%	1.51%	197%
(0.21)	12.09	5.50%	52.7	0.65%	1.73%	0.65%	1.72%	211%

(0.19)	10.02	1.61%	251.3	0.87%	3.64%	0.93%	3.59%	76%
(0.38)	10.05	0.47%	265.3	0.85%	3.70%	0.94%	3.61%	165%
(0.36)	10.38	4.13%	271.1	0.85%	3.48%	0.95%	3.38%	169%
(0.25)	10.32	(1.26)%	228.4	0.85%	2.42%	0.94%	2.33%	387%
(0.25)	10.70	7.59%	249.2	0.85%	2.53%	0.94%	2.44%	355%
(0.37)	10.19	4.53%	236.3	0.85%	3.64%	0.95%	3.54%	333%

(0.20)	10.02	1.71%	151.8	0.66%	3.86%	0.66%	3.86%	76%
(0.40)	10.05	0.69%	142.0	0.63%	3.92%	0.63%	3.92%	165%
(0.38)	10.38	4.35%	113.1	0.64%	3.72%	0.64%	3.72%	169%
(0.28)	10.32	(1.04)%	24.8	0.53%	2.58%	0.55%	2.56%	387%
(0.29)	10.71	8.03%	37.0	0.53%	2.93%	0.54%	2.91%	355%
(0.40)	10.19	4.88%	56.5	0.52%	3.97%	0.53%	3.95%	333%

(b)	Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year.
**	Computed on an annualized basis for periods less than one year.

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT MUTUAL FUNDS

FINANCIAL HIGHLIGHTS – CONTINUED

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*
		Income from Investment Operations			Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
PARTNER EMERGING MARKETS EQUITY FUND
Class A Shares
Period Ended 4/29/2016 (unaudited)	$7.66	$0.01	$0.26	$0.27	$(0.08)	$–
Year Ended 10/31/2015	9.45	0.08	(174)	(1.66)	(0.13)	–
Year Ended 10/31/2014	10.51	0.14	(1.10)	(0.96)	(0.10)	–
Year Ended 10/31/2013	10.27	0.08	0.26	0.34	–	(0.10)
Year Ended 10/31/2012(c)	10.00	0.01	0.26	0.27	–	–

Class S Shares
Period Ended 4/29/2016 (unaudited)	7.63	0.02	0.25	0.27	(0.11)	–
Year Ended 10/31/2015	9.47	0.12	(1.75)	(1.63)	(0.21)	–
Year Ended 10/31/2014	10.55	0.23	(1.16)	(0.93)	(0.15)	–
Year Ended 10/31/2013	10.27	0.12	0.26	0.38	–	(0.10)
Year Ended 10/31/2012(c)	10.00	0.02	0.25	0.27	–	–
SMALL CAP STOCK FUND
Class A Shares
Period Ended 4/29/2016 (unaudited)	18.15	0.02	(0.30)	(0.28)	–	(1.54)
Year Ended 10/31/2015	20.12	0.08	0.14	0.22	–	(2.19)
Year Ended 10/31/2014	18.52	(0.05)	1.80	1.75	–	(0.15)
Year Ended 10/31/2013	14.28	(0.05)	4.29	4.24	–	–
Year Ended 10/31/2012	13.35	(0.06)	0.99	0.93	–	–
Year Ended 10/31/2011	12.56	(0.11)	0.90	0.79	–	–

Class S Shares
Period Ended 4/29/2016 (unaudited)	21.10	(0.07)	(0.23)	(0.30)	(0.04)	(1.54)
Year Ended 10/31/2015	22.92	0.01	0.36	0.37	–	(2.19)
Year Ended 10/31/2014	20.98	0.05	2.04	2.09	–	(0.15)
Year Ended 10/31/2013	16.09	0.09	4.80	4.89	–	–
Year Ended 10/31/2012	14.96	0.05	1.08	1.13	–	–
Year Ended 10/31/2011	13.99	0.07	0.90	0.97	–	–
MID CAP STOCK FUND
Class A Shares
Period Ended 4/29/2016 (unaudited)	21.61	0.01	0.39	0.40	(0.03)	(2.41)
Year Ended 10/31/2015	23.55	(0.07)	0.82	0.75	(0.05)	(2.64)
Year Ended 10/31/2014	20.38	0.07	3.10	3.17	–	–
Year Ended 10/31/2013	15.34	0.01	5.03	5.04	–	–
Year Ended 10/31/2012	14.30	(0.01)	1.05	1.04	–	–
Year Ended 10/31/2011	13.49	(0.02)	0.83	0.81	–	–

Class S Shares
Period Ended 4/29/2016 (unaudited)	23.69	(0.03)	0.52	0.49	(0.09)	(2.41)
Year Ended 10/31/2015	25.54	0.47	0.45	0.92	(0.13)	(2.64)
Year Ended 10/31/2014	22.09	0.22	3.31	3.53	(0.08)	–
Year Ended 10/31/2013	16.63	0.10	5.43	5.53	(0.07)	–
Year Ended 10/31/2012	15.43	0.07	1.13	1.20	–	–
Year Ended 10/31/2011	14.53	0.06	0.89	0.95	(0.05)	–

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)	Since fund inception, August 31, 2012.
*	All per share amounts have been rounded to the nearest cent.

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT MUTUAL FUNDS

FINANCIAL HIGHLIGHTS – CONTINUED

		RATIOS/SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$(0.08)	$7.85	3.57%	$9.6	1.65%	0.18%	3.73%	(1.89)%	5%
(0.13)	7.66	(17.75)%	9.6	1.65%	0.85%	3.46%	(0.95)%	117%
(0.10)	9.45	(9.17)%	12.8	1.67%	1.32%	3.23%	(0.25)%	69%
(0.10)	10.51	3.26%	14.6	1.64%	0.81%	3.41%	(0.96)%	103%
–	10.27	2.70%	14.4	1.61%	0.60%	3.02%	(0.81)%	33%

(0.11)	7.79	3.68%	0.3	1.32%	0.52%	3.32%	(1.48)%	5%
(0.21)	7.63	(17.53)%	0.3	1.32%	1.14%	3.05%	(0.58)%	117%
(0.15)	9.47	(8.90)%	0.6	1.32%	1.64%	2.90%	0.06%	69%
(0.10)	10.55	3.65%	1.0	1.32%	1.12%	3.14%	(0.70)%	103%
–	10.27	2.70%	1.0	1.32%	0.89%	2.75%	(0.54)%	33%

(1.54)	16.33	(1.52)%	320.8	1.22%	0.12%	1.22%	0.12%	33%
(2.19)	18.15	1.32%	342.6	1.23%	(0.01)%	1.23%	(0.01)%	70%
(0.15)	20.12	9.48%	259.8	1.25%	(0.15)%	1.25%	(0.15)%	56%
–	18.52	29.69%	255.6	1.29%	(0.16)%	1.29%	(0.16)%	66%
–	14.28	6.97%	216.6	1.33%	(0.31)%	1.33%	(0.31)%	91%
–	13.35	6.29%	226.3	1.37%	(0.67)%	1.37%	(0.67)%	99%

(1.58)	19.22	(1.37)%	107.7	0.80%	0.54%	0.80%	0.54%	33%
(2.19)	21.10	1.86%	100.4	0.75%	0.47%	0.75%	0.47%	70%
(0.15)	22.92	10.00%	90.8	0.75%	0.35%	0.75%	0.35%	56%
–	20.98	30.39%	80.2	0.76%	0.36%	0.76%	0.36%	66%
–	16.09	7.55%	63.4	0.77%	0.26%	0.77%	0.26%	91%
–	14.96	6.93%	60.3	0.76%	(0.05)%	0.76%	(0.05)%	99%

(2.44)	19.57	2.17%	942.4	1.11%	0.03%	1.11%	0.03%	12%
(2.69)	21.61	3.60%	963.3	1.09%	0.10%	1.11%	0.09%	56%
–	23.55	15.55%	678.2	1.11%	0.30%	1.11%	0.30%	27%
–	20.38	32.86%	625.4	1.15%	0.07%	1.15%	0.07%	39%
–	15.34	7.27%	517.5	1.18%	(0.08)%	1.18%	(0.08)%	36%
–	14.30	6.00%	538.7	1.20%	(0.15)%	1.20%	(0.15)%	35%

(2.50)	21.68	2.40%	300.7	0.72%	0.43%	0.72%	0.43%	12%
(2.77)	23.69	4.05%	286.6	0.69%	0.51%	0.70%	0.50%	56%
(0.08)	25.54	16.01%	264.0	0.71%	0.70%	0.71%	0.70%	27%
(0.07)	22.09	33.41%	290.0	0.71%	0.50%	0.71%	0.50%	39%
–	16.63	7.78%	220.4	0.72%	0.38%	0.72%	0.38%	36%
(0.05)	15.43	6.51%	215.6	0.71%	0.33%	0.71%	0.33%	35%

(b)	Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year.
**	Computed on an annualized basis for periods less than one year.

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT MUTUAL FUNDS

FINANCIAL HIGHLIGHTS – CONTINUED

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*
		Income from Investment Operations			Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
PARTNER WORLDWIDE ALLOCATION FUND
Class A Shares
Period Ended 4/29/2016 (unaudited)	$9.62	$0.10	$(0.15)	$(0.05)	$(0.18)	$–
Year Ended 10/31/2015	10.03	0.16	(0.37)	(0.21)	(0.20)	–
Year Ended 10/31/2014	10.29	0.16	(0.25)	(0.09)	(0.17)	–
Year Ended 10/31/2013	8.73	0.16	1.58	1.74	(0.18)	–
Year Ended 10/31/2012	8.30	0.19	0.32	0.51	(0.08)	–
Year Ended 10/31/2011	8.80	0.10	(0.50)	(0.40)	(0.10)	–

Class S Shares
Period Ended 4/29/2016 (unaudited)	9.69	0.10	(0.14)	(0.04)	(0.22)	–
Year Ended 10/31/2015	10.11	0.20	(0.38)	(0.18)	(0.24)	–
Year Ended 10/31/2014	10.36	0.21	(0.25)	(0.04)	(0.21)	–
Year Ended 10/31/2013	8.79	0.19	1.59	1.78	(0.21)	–
Year Ended 10/31/2012	8.34	0.19	0.35	0.54	(0.09)	–
Year Ended 10/31/2011	8.83	0.08	(0.45)	(0.37)	(0.12)	–
LARGE CAP GROWTH FUND
Class A Shares
Period Ended 4/29/2016 (unaudited)	9.12	(0.01)	(0.70)	(0.71)	–	(0.50)
Year Ended 10/31/2015	8.31	(0.02)	0.97	0.95	–	(0.14)
Year Ended 10/31/2014	7.10	(0.02)	1.23	1.21	–	–
Year Ended 10/31/2013	5.48	0.01	1.63	1.64	(0.02)	–
Year Ended 10/31/2012	4.92	0.01	0.55	0.56	–	–
Year Ended 10/31/2011	4.80	(0.01)	0.13	0.12	–	–

Class S Shares
Period Ended 4/29/2016 (unaudited)	9.89	–	(0.77)	(0.77)	–	(0.50)
Year Ended 10/31/2015	8.96	–	1.07	1.07	–	(0.14)
Year Ended 10/31/2014	7.65	0.01	1.33	1.34	(0.03)	–
Year Ended 10/31/2013	5.91	0.04	1.74	1.78	(0.04)	–
Year Ended 10/31/2012	5.28	0.03	0.60	0.63	–	–
Year Ended 10/31/2011	5.13	0.01	0.14	0.15	–	–
LARGE CAP VALUE FUND
Class A Shares
Period Ended 4/29/2016 (unaudited)	19.99	0.16	(0.22)	(0.06)	(0.19)	(1.07)
Year Ended 10/31/2015	20.65	0.22	0.01	0.23	(0.19)	(0.70)
Year Ended 10/31/2014	18.60	0.20	2.02	2.22	(0.17)	–
Year Ended 10/31/2013	14.66	0.22	3.96	4.18	(0.24)	–
Year Ended 10/31/2012	12.94	0.22	1.67	1.89	(0.17)	–
Year Ended 10/31/2011	12.61	0.19	0.26	0.45	(0.12)	–

Class S Shares
Period Ended 4/29/2016 (unaudited)	20.14	0.16	(0.17)	(0.01)	(0.29)	(1.07)
Year Ended 10/31/2015	20.80	0.30	0.01	0.31	(0.27)	(0.70)
Year Ended 10/31/2014	18.73	0.29	2.03	2.32	(0.25)	–
Year Ended 10/31/2013	14.76	0.29	3.99	4.28	(0.31)	–
Year Ended 10/31/2012	13.04	0.27	1.70	1.97	(0.25)	–
Year Ended 10/31/2011	12.71	0.24	0.28	0.52	(0.19)	–

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
*	All per share amounts have been rounded to the nearest cent.

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT MUTUAL FUNDS

FINANCIAL HIGHLIGHTS – CONTINUED

		RATIOS/SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$(0.18)	$9.39	(0.54)%	$143.8	1.40%	1.46%	1.59%	1.27%	60%
(0.20)	9.62	(2.14)%	167.3	1.40%	1.61%	1.57%	1.44%	68%
(0.17)	10.03	(0.89)%	178.2	1.40%	1.57%	1.55%	1.41%	77%
(0.18)	10.29	20.26%	181.6	1.37%	1.60%	1.60%	1.37%	74%
(0.08)	8.73	6.20%	159.5	1.30%	2.02%	1.61%	1.71%	57%
(0.10)	8.30	(4.60)%	179.9	1.30%	1.86%	1.61%	1.55%	101%

(0.22)	9.43	(0.36)%	598.0	1.00%	1.90%	1.00%	1.89%	60%
(0.24)	9.69	(1.77)%	640.3	0.98%	2.04%	0.99%	2.03%	68%
(0.21)	10.11	(0.40)%	651.9	0.97%	1.99%	0.99%	1.98%	77%
(0.21)	10.36	20.64%	671.5	0.98%	1.99%	0.98%	1.99%	74%
(0.09)	8.79	6.58%	544.6	0.98%	2.31%	0.98%	2.31%	57%
(0.12)	8.34	(4.24)%	478.0	1.00%	2.16%	1.06%	2.10%	101%

(0.50)	7.91	(8.23)%	179.9	1.20%	(0.24)%	1.28%	(0.32)%	37%
(0.14)	9.12	11.61%	218.8	1.20%	(0.35)%	1.30%	(0.45)%	64%
–	8.31	17.10%	183.6	1.20%	(0.25)%	1.34%	(0.38)%	45%
(0.02)	7.10	29.99%	157.0	1.20%	0.14%	1.41%	(0.07)%	63%
–	5.48	11.38%	125.0	1.20%	0.19%	1.48%	(0.09)%	101%
–	4.92	2.50%	117.7	1.20%	(0.23)%	1.56%	(0.59)%	249%

(0.50)	8.62	(8.20)%	482.6	0.82%	0.13%	0.82%	0.13%	37%
(0.14)	9.89	12.12%	509.3	0.81%	0.03%	0.81%	0.03%	64%
(0.03)	8.96	17.53%	338.3	0.81%	0.14%	0.81%	0.14%	45%
(0.04)	7.65	30.30%	286.9	0.82%	0.52%	0.82%	0.52%	63%
–	5.91	11.94%	224.9	0.83%	0.57%	0.83%	0.57%	101%
–	5.28	2.92%	204.3	0.83%	0.14%	0.83%	0.14%	249%

(1.26)	18.67	(0.15)%	197.2	0.95%	1.45%	0.95%	1.45%	12%
(0.89)	19.99	1.14%	231.1	0.94%	1.08%	0.94%	1.08%	31%
(0.17)	20.65	12.00%	237.1	0.94%	1.00%	0.94%	1.00%	24%
(0.24)	18.60	28.92%	214.6	0.98%	1.25%	0.98%	1.25%	39%
(0.17)	14.66	14.82%	171.1	1.04%	1.42%	1.04%	1.42%	92%
(0.12)	12.94	3.49%	164.5	1.06%	1.22%	1.06%	1.22%	74%

(1.36)	18.77	0.08%	594.8	0.53%	1.86%	0.53%	1.86%	12%
(0.97)	20.14	1.55%	580.9	0.52%	1.50%	0.52%	1.50%	31%
(0.25)	20.80	12.47%	562.0	0.52%	1.42%	0.52%	1.42%	24%
(0.31)	18.73	29.57%	508.9	0.52%	1.72%	0.52%	1.72%	39%
(0.25)	14.76	15.37%	403.0	0.53%	1.92%	0.53%	1.92%	92%
(0.19)	13.04	4.03%	356.0	0.52%	1.76%	0.52%	1.76%	74%

(b)	Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year.
**	Computed on an annualized basis for periods less than one year.

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT MUTUAL FUNDS

FINANCIAL HIGHLIGHTS – CONTINUED

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*
		Income from Investment Operations			Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
LARGE CAP STOCK FUND
Class A Shares
Period Ended 4/29/2016 (unaudited)	$26.32	$0.11	$(1.13)	$(1.02)	$(0.24)	$(0.91)
Year Ended 10/31/2015	27.75	0.24	0.90	1.14	(0.24)	(2.33)
Year Ended 10/31/2014	27.54	0.22	2.57	2.79	(0.10)	(2.48)
Year Ended 10/31/2013	23.64	0.19	5.24	5.43	(0.25)	(1.28)
Year Ended 10/31/2012	21.30	0.20	2.29	2.49	(0.15)	–
Year Ended 10/31/2011	20.87	0.13	0.37	0.50	(0.07)	–

Class S Shares
Period Ended 4/29/2016 (unaudited)	26.57	0.14	(1.11)	(0.97)	(0.35)	(0.91)
Year Ended 10/31/2015	27.99	0.39	0.86	1.25	(0.34)	(2.33)
Year Ended 10/31/2014	27.75	0.35	2.58	2.93	(0.21)	(2.48)
Year Ended 10/31/2013	23.82	0.30	5.27	5.57	(0.36)	(1.28)
Year Ended 10/31/2012	21.48	0.30	2.30	2.60	(0.26)	–
Year Ended 10/31/2011	21.05	0.24	0.38	0.62	(0.19)	–
HIGH YIELD FUND
Class A Shares
Period Ended 4/29/2016 (unaudited)	4.74	0.12	(0.09)	0.03	(0.12)	–
Year Ended 10/31/2015	5.04	0.26	(0.30)	(0.04)	(0.26)	–
Year Ended 10/31/2014	5.09	0.29	(0.05)	0.24	(0.29)	–
Year Ended 10/31/2013	5.01	0.31	0.07	0.38	(0.30)	–
Year Ended 10/31/2012	4.71	0.34	0.30	0.64	(0.34)	–
Year Ended 10/31/2011	4.86	0.36	(0.15)	0.21	(0.36)	–

Class S Shares
Period Ended 4/29/2016 (unaudited)	4.74	0.13	(0.09)	0.04	(0.13)	–
Year Ended 10/31/2015	5.05	0.28	(0.31)	(0.03)	(0.28)	–
Year Ended 10/31/2014	5.10	0.30	(0.05)	0.25	(0.30)	–
Year Ended 10/31/2013	5.01	0.32	0.09	0.41	(0.32)	–
Year Ended 10/31/2012	4.72	0.35	0.29	0.64	(0.35)	–
Year Ended 10/31/2011	4.86	0.38	(0.14)	0.24	(0.38)	–
INCOME FUND
Class A Shares
Period Ended 4/29/2016 (unaudited)	9.01	0.15	0.13	0.28	(0.15)	(0.04)
Year Ended 10/31/2015	9.29	0.30	(0.24)	0.06	(0.30)	(0.04)
Year Ended 10/31/2014	9.09	0.32	0.20	0.52	(0.32)	–
Year Ended 10/31/2013	9.38	0.31	(0.29)	0.02	(0.31)	–
Year Ended 10/31/2012	8.77	0.33	0.61	0.94	(0.33)	–
Year Ended 10/31/2011	8.80	0.38	(0.03)	0.35	(0.38)	–

Class S Shares
Period Ended 4/29/2016 (unaudited)	9.00	0.16	0.15	0.31	(0.17)	(0.04)
Year Ended 10/31/2015	9.29	0.34	(0.26)	0.08	(0.33)	(0.04)
Year Ended 10/31/2014	9.08	0.35	0.21	0.56	(0.35)	–
Year Ended 10/31/2013	9.37	0.35	(0.30)	0.05	(0.34)	–
Year Ended 10/31/2012	8.76	0.37	0.60	0.97	(0.36)	–
Year Ended 10/31/2011	8.79	0.42	(0.03)	0.39	(0.42)	–

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
*	All per share amounts have been rounded to the nearest cent.

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT MUTUAL FUNDS

FINANCIAL HIGHLIGHTS – CONTINUED

		RATIOS/SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$(1.15)	$24.15	(3.94)%	$1,427.0	1.03%	0.93%	1.03%	0.93%	35%
(2.57)	26.32	4.59%	1,560.0	1.02%	0.99%	1.02%	0.99%	52%
(2.58)	27.75	11.06%	1,594.0	1.02%	0.82%	1.02%	0.82%	65%
(1.53)	27.54	24.57%	1,556.5	1.05%	0.81%	1.05%	0.81%	66%
(0.15)	23.64	11.75%	1,382.5	1.09%	0.84%	1.09%	0.84%	124%
(0.07)	21.30	2.39%	1,393.5	1.11%	0.56%	1.11%	0.56%	146%

(1.26)	24.34	(3.73)%	194.1	0.64%	1.33%	0.64%	1.33%	35%
(2.67)	26.57	5.02%	187.8	0.61%	1.40%	0.61%	1.40%	52%
(2.69)	27.99	11.53%	174.2	0.61%	1.24%	0.61%	1.24%	65%
(1.64)	27.75	25.10%	192.8	0.61%	1.25%	0.61%	1.25%	66%
(0.26)	23.82	12.27%	170.3	0.62%	1.30%	0.62%	1.30%	124%
(0.19)	21.48	2.89%	170.2	0.60%	1.06%	0.60%	1.06%	146%

(0.12)	4.65	0.82%	466.0	0.82%	5.39%	0.82%	5.39%	19%
(0.26)	4.74	(0.77)%	489.2	0.81%	5.39%	0.81%	5.39%	38%
(0.29)	5.04	4.72%	540.1	0.80%	5.59%	0.80%	5.59%	43%
(0.30)	5.09	7.85%	540.0	0.81%	6.03%	0.81%	6.03%	61%
(0.34)	5.01	13.96%	520.0	0.82%	6.95%	0.82%	6.95%	52%
(0.36)	4.71	4.37%	445.3	0.84%	7.43%	0.84%	7.43%	63%

(0.13)	4.65	0.95%	203.7	0.55%	5.66%	0.55%	5.66%	19%
(0.28)	4.74	(0.66)%	235.9	0.50%	5.69%	0.50%	5.69%	38%
(0.30)	5.05	5.05%	246.2	0.49%	5.90%	0.49%	5.90%	43%
(0.32)	5.10	8.42%	240.7	0.48%	6.36%	0.48%	6.36%	61%
(0.35)	5.01	14.12%	285.7	0.47%	7.30%	0.47%	7.30%	52%
(0.38)	4.72	4.98%	243.4	0.47%	7.80%	0.47%	7.80%	63%

(0.19)	9.10	3.20%	355.3	0.77%	3.37%	0.77%	3.37%	54%
(0.34)	9.01	0.65%	370.0	0.77%	3.29%	0.77%	3.29%	92%
(0.32)	9.29	5.79%	400.5	0.77%	3.47%	0.77%	3.47%	97%
(0.31)	9.09	0.23%	419.5	0.77%	3.40%	0.77%	3.40%	121%
(0.33)	9.38	10.92%	448.0	0.77%	3.69%	0.77%	3.69%	117%
(0.38)	8.77	4.11%	397.9	0.79%	4.38%	0.79%	4.38%	138%

(0.21)	9.10	3.49%	437.5	0.44%	3.70%	0.44%	3.70%	54%
(0.37)	9.00	0.90%	429.9	0.41%	3.66%	0.41%	3.66%	92%
(0.35)	9.29	6.29%	438.1	0.40%	3.83%	0.40%	3.83%	97%
(0.34)	9.08	0.60%	403.3	0.40%	3.77%	0.40%	3.77%	121%
(0.36)	9.37	11.34%	456.1	0.39%	4.07%	0.39%	4.07%	117%
(0.42)	8.76	4.52%	401.1	0.39%	4.78%	0.39%	4.77%	138%

(b)	Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year.
**	Computed on an annualized basis for periods less than one year.

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT MUTUAL FUNDS

FINANCIAL HIGHLIGHTS – CONTINUED

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*
		Income from Investment Operations			Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
MUNICIPAL BOND FUND
Class A Shares
Period Ended 4/29/2016 (unaudited)	$11.60	$0.19	$0.19	$0.38	$(0.19)	$–
Year Ended 10/31/2015	11.68	0.40	(0.08)	0.32	(0.40)	–
Year Ended 10/31/2014	11.18	0.42	0.50	0.92	(0.42)	–
Year Ended 10/31/2013	11.93	0.42	(0.74)	(0.32)	(0.42)	(0.01)
Year Ended 10/31/2012	11.30	0.44	0.63	1.07	(0.44)	–
Year Ended 10/31/2011	11.42	0.46	(0.10)	0.36	(0.46)	(0.02)

Class S Shares
Period Ended 4/29/2016 (unaudited)	11.60	0.21	0.19	0.40	(0.21)	–
Year Ended 10/31/2015	11.68	0.43	(0.08)	0.35	(0.43)	–
Year Ended 10/31/2014	11.18	0.44	0.50	0.94	(0.44)	–
Year Ended 10/31/2013	11.93	0.45	(0.74)	(0.29)	(0.45)	(0.01)
Year Ended 10/31/2012	11.30	0.47	0.63	1.10	(0.47)	–
Year Ended 10/31/2011	11.42	0.49	(0.10)	0.39	(0.49)	(0.02)
GOVERNMENT BOND FUND
Class A Shares
Period Ended 4/29/2016 (unaudited)	10.12	0.05	0.17	0.22	(0.05)	(0.19)
Year Ended 10/31/2015	10.05	0.09	0.09	0.18	(0.08)	(0.03)
Year Ended 10/31/2014	10.02	0.11	0.14	0.25	(0.11)	(0.11)
Year Ended 10/31/2013	10.76	0.07	(0.33)	(0.26)	(0.08)	(0.40)
Year Ended 10/31/2012	10.69	0.11	0.32	0.43	(0.11)	(0.25)
Year Ended 10/31/2011	10.56	0.19	0.21	0.40	(0.19)	(0.08)

Class S Shares
Period Ended 4/29/2016 (unaudited)	10.12	0.05	0.19	0.24	(0.06)	(0.19)
Year Ended 10/31/2015	10.05	0.12	0.10	0.22	(0.12)	(0.03)
Year Ended 10/31/2014	10.02	0.14	0.14	0.28	(0.14)	(0.11)
Year Ended 10/31/2013	10.76	0.11	(0.34)	(0.23)	(0.11)	(0.40)
Year Ended 10/31/2012	10.69	0.14	0.32	0.46	(0.14)	(0.25)
Year Ended 10/31/2011	10.57	0.23	0.20	0.43	(0.23)	(0.08)
LIMITED MATURITY BOND FUND
Class A Shares
Period Ended 4/29/2016 (unaudited)	12.38	0.09	0.02	0.11	(0.09)	–
Year Ended 10/31/2015	12.44	0.17	(0.06)	0.11	(0.17)	–
Year Ended 10/31/2014	12.53	0.18	(0.02)	0.16	(0.18)	(0.07)
Year Ended 10/31/2013	12.62	0.15	(0.09)	0.06	(0.15)	–
Year Ended 10/31/2012	12.41	0.19	0.20	0.39	(0.18)	–
Year Ended 10/31/2011	12.58	0.28	(0.17)	0.11	(0.28)	–

Class S Shares
Period Ended 4/29/2016 (unaudited)	12.37	0.11	0.03	0.14	(0.11)	–
Year Ended 10/31/2015	12.44	0.20	(0.07)	0.13	(0.20)	–
Year Ended 10/31/2014	12.53	0.21	(0.02)	0.19	(0.21)	(0.07)
Year Ended 10/31/2013	12.62	0.18	(0.09)	0.09	(0.18)	–
Year Ended 10/31/2012	12.40	0.22	0.21	0.43	(0.21)	–
Year Ended 10/31/2011	12.58	0.31	(0.18)	0.13	(0.31)	–

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
*	All per share amounts have been rounded to the nearest cent.

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT MUTUAL FUNDS

FINANCIAL HIGHLIGHTS – CONTINUED

		RATIOS/SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$(0.19)	$11.79	3.33%	$1,487.8	0.74%	3.34%	0.74%	3.34%	4%
(0.40)	11.60	2.75%	1,463.5	0.74%	3.42%	0.74%	3.42%	8%
(0.42)	11.68	8.33%	1,446.3	0.75%	3.65%	0.75%	3.65%	8%
(0.43)	11.18	(2.76)%	1,397.2	0.74%	3.65%	0.74%	3.65%	24%
(0.44)	11.93	9.61%	1,532.0	0.74%	3.76%	0.74%	3.76%	13%
(0.48)	11.30	3.39%	1,339.6	0.76%	4.19%	0.76%	4.19%	8%

(0.21)	11.79	3.46%	127.2	0.49%	3.59%	0.49%	3.59%	4%
(0.43)	11.60	3.01%	108.5	0.48%	3.68%	0.48%	3.68%	8%
(0.44)	11.68	8.61%	97.2	0.49%	3.90%	0.49%	3.90%	8%
(0.46)	11.18	(2.51)%	91.8	0.49%	3.91%	0.49%	3.91%	24%
(0.47)	11.93	9.89%	102.5	0.49%	4.02%	0.49%	4.02%	13%
(0.51)	11.30	3.67%	86.5	0.49%	4.46%	0.49%	4.46%	8%

(0.24)	10.10	2.36%	9.5	0.88%	1.01%	1.08%	0.81%	79%
(0.11)	10.12	1.83%	18.7	0.90%	0.86%	1.12%	0.65%	145%
(0.22)	10.05	2.56%	14.1	0.90%	1.08%	1.07%	0.90%	130%
(0.48)	10.02	(2.51)%	13.0	0.90%	0.71%	1.03%	0.57%	184%
(0.36)	10.76	4.08%	14.5	0.89%	1.02%	0.99%	0.93%	191%
(0.27)	10.69	3.99%	7.3	0.92%	1.82%	1.00%	1.74%	183%

(0.25)	10.11	2.40%	46.1	0.79%	1.09%	0.79%	1.09%	79%
(0.15)	10.12	2.17%	73.9	0.57%	1.18%	0.57%	1.18%	145%
(0.25)	10.05	2.90%	88.7	0.57%	1.41%	0.57%	1.41%	130%
(0.51)	10.02	(2.18)%	95.1	0.57%	1.06%	0.57%	1.06%	184%
(0.39)	10.76	4.44%	98.0	0.55%	1.38%	0.55%	1.38%	191%
(0.31)	10.69	4.25%	94.6	0.57%	2.18%	0.57%	2.18%	183%

(0.09)	12.40	0.93%	356.2	0.62%	1.51%	0.62%	1.51%	43%
(0.17)	12.38	0.89%	374.4	0.62%	1.37%	0.62%	1.37%	89%
(0.25)	12.44	1.27%	360.2	0.62%	1.44%	0.62%	1.44%	102%
(0.15)	12.53	0.46%	415.6	0.60%	1.21%	0.61%	1.20%	121%
(0.18)	12.62	3.18%	408.2	0.60%	1.51%	0.61%	1.50%	113%
(0.28)	12.41	0.87%	344.8	0.61%	2.20%	0.61%	2.19%	109%

(0.11)	12.40	1.12%	389.4	0.41%	1.73%	0.41%	1.73%	43%
(0.20)	12.37	1.05%	356.4	0.38%	1.62%	0.38%	1.62%	89%
(0.28)	12.44	1.52%	467.3	0.37%	1.69%	0.37%	1.69%	102%
(0.18)	12.53	0.70%	448.1	0.37%	1.44%	0.37%	1.44%	121%
(0.21)	12.62	3.52%	472.6	0.36%	1.77%	0.36%	1.77%	113%
(0.31)	12.40	1.05%	584.7	0.35%	2.45%	0.36%	2.45%	109%

(b)	Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year.
**	Computed on an annualized basis for periods less than one year.

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT MUTUAL FUNDS

FINANCIAL HIGHLIGHTS – CONTINUED

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*
		Income from Investment Operations			Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
MONEY MARKET FUND
Class A Shares
Period Ended 4/29/2016 (unaudited)	$1.00	$–	$–	$–	$–	$–
Year Ended 10/31/2015	1.00	–	–	–	–	–
Year Ended 10/31/2014	1.00	–	–	–	–	–
Year Ended 10/31/2013	1.00	–	–	–	–	–
Year Ended 10/31/2012	1.00	–	–	–	–	–
Year Ended 10/31/2011	1.00	–	–	–	–	–

Class S Shares
Period Ended 4/29/2016 (unaudited)	1.00	–	–	–	–	–
Year Ended 10/31/2015	1.00	–	–	–	–	–
Year Ended 10/31/2014	1.00	–	–	–	–	–
Year Ended 10/31/2013	1.00	–	–	–	–	–
Year Ended 10/31/2012	1.00	–	–	–	–	–
Year Ended 10/31/2011	1.00	–	–	–	–	–

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
*	All per share amounts have been rounded to the nearest cent.

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT MUTUAL FUNDS

FINANCIAL HIGHLIGHTS – CONTINUED

		RATIOS/SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$–	$1.00	0.00%	$406.3	0.37%	0.00%	0.88%	(0.51)%	N/A
–	1.00	0.00%	409.5	0.20%	0.00%	0.95%	(0.75)%	N/A
–	1.00	0.00%	422.7	0.19%	0.00%	0.94%	(0.75)%	N/A
–	1.00	0.00%	469.0	0.23%	0.00%	0.94%	(0.71)%	N/A
–	1.00	0.00%	493.9	0.29%	0.00%	0.93%	(0.64)%	N/A
–	1.00	0.00%	587.9	0.30%	0.00%	0.93%	(0.63)%	N/A

–	1.00	0.00%	24.3	0.39%	0.00%	0.56%	(0.17)%	N/A
–	1.00	0.00%	10.4	0.20%	0.00%	0.61%	(0.41)%	N/A
–	1.00	0.00%	6.2	0.19%	0.00%	0.61%	(0.42)%	N/A
–	1.00	0.00%	6.5	0.23%	0.00%	0.59%	(0.37)%	N/A
–	1.00	0.00%	12.5	0.29%	0.00%	0.58%	(0.29)%	N/A
–	1.00	0.00%	11.6	0.30%	0.00%	0.56%	(0.27)%	N/A

(b)	Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year.
**	Computed on an annualized basis for periods less than one year.

The accompanying Notes to Financial Statements are an integral part of this statement.

ADDITIONAL INFORMATION

(unaudited)

Proxy Voting

The policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities are attached to the Trust’s Statement of Additional Information. You may request a free copy of the Statement of Additional Information by calling 1-800-847-4836. You also may review the Statement of Additional Information or the report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 at ThriventFunds. com or www.sec.gov.

Quarterly Schedule of Investments

The Trust files its Schedule of Portfolio Holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. You may request a free copy of the Trust’s Forms N-Q by calling 1-800-847-4836. The Trust’s most recent Form N-Q Schedule of Investments also is at ThriventFunds.com or www.sec.gov. You also may review and copy the Forms N-Q for the Trust at the SEC’s Public Reference Room in Washington, DC. You may get information about the operation of the Public Reference Room by calling 1-800-SEC-0330.

Summary Schedule of Investments

The summary schedule of investments is designed to streamline the report and help investors better focus on a fund’s principal holdings. A complete listing of holdings for a fund in which the summary is included in the shareholder report is available free of charge by calling 1-800-847-4836. It is also available at ThriventFunds.com or sec.gov where it is part of form N-CSR.

Board Approval of Advisory Agreement and Subadvisory Agreements

Both the Investment Company Act of 1940 (the “Investment Company Act”) and the terms of the Advisory and Subadvisory Agreements of the Thrivent Mutual Funds (the “Trust”) require that these agreements be approved annually by the Board of Trustees (the “Board”), including a majority of the Trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act (the “Independent Trustees”). The ten-member Board consists of eight Independent Trustees, including the Chairman.

At its meeting on November 17-18, 2015, the Board voted unanimously to renew the existing Advisory Agreement between the Trust and Thrivent Asset Management, LLC (the “Adviser”) for each series of the Trust other than the Asset Allocation Funds (each, a “Fund”). The Board also unanimously approved the Subadvisory Agreements for each of the Funds for which there is an investment subadviser (each a “Subadviser”). The Adviser and Subadvisers are referred to, collectively, as the “Advisory Organizations.” In connection with its evaluation of the agreements with the Advisory Organizations, the Board reviewed a broad range of information requested for this purpose and considered a variety of factors, including the following:

1.	The nature, extent, and quality of the services provided by the Advisory Organizations;

2.	The performance of the Funds;

3.	The advisory fee and net operating expense ratio of each Fund compared to a peer group;

4.	The cost of services provided and profit realized by the Adviser;

5.	The extent to which economies of scale may be realized as the Funds grow;

6.	Whether fee levels reflect these economies of scale for the benefit of the Funds’ shareholders;

7.	Other benefits realized by the Adviser and its affiliates from their relationship with the Trust; and

8.	Any other factors that the Board deemed relevant to its consideration.

In connection with the renewal process, the Contracts Committee of the Board (consisting of all of the Independent Trustees) met on six occasions from February 24 to November 17, 2015 to consider information relevant to the renewal process. The Independent Trustees also retained the services of Management Practice Inc. (“MPI”) as an independent consultant to assist

ADDITIONAL INFORMATION

(unaudited)

in the compilation, organization, and evaluation of relevant information. This information included Fund-by-Fund statistical comparisons of the advisory fees, other fees, net operating expenses and performance of each of the Funds in comparison to a peer group of comparable funds; portfolio turnover percentages; brokerage costs; information with respect to services provided to the Funds and fees charged, including effective advisory fees that take into account breakpoints and fee waivers by the Adviser; asset and flow trends for the Funds; the cost of services and profit realized by the Adviser and its affiliates that provide services to the Funds; and information regarding the types of services furnished to the Funds. The Board received information from the Adviser regarding the personnel providing services to the Funds, including investment management, compliance and administrative personnel. The Board also received monthly reports from the Adviser’s investment management staff with respect to the performance of the Funds. In addition to its review of the information presented to the Board during the contract renewal process, the Board also considered information obtained from management throughout the course of the year.

The Independent Trustees were represented by independent counsel throughout the review process and during executive sessions without management present to consider reapproval of the agreements. Each Independent Trustee relied on his or her own business judgment in determining the weight to be given to each factor considered in evaluating the materials that were presented. The Contracts Committee’s and Board’s review and conclusions were based on a comprehensive consideration of all information presented to them and were not the result of any single controlling factor. In addition, each Trustee may have weighed individual factors differently. The key factors considered and the conclusions reached are described below.

Shareholders of the Asset Allocation Funds approved a new Advisory Agreement, including a new investment advisory fee schedule, in August 2015; therefore, the Board was not required to and did not include the Advisory Agreement with respect to the Asset Allocation Funds in its considerations to renew the Funds’ Advisory Agreement.

Nature, Extent and Quality of Services

At each of the Board’s regular quarterly meetings, management presented information describing the services furnished to the Funds by the Adviser and, as appropriate, the Subadvisers. During these meetings, management reported on the investment management, portfolio trading and compliance services provided to the Funds under the Advisory and Subadvisory Agreements. During the renewal process, the Board considered the specific services provided under the Advisory Agreement. The Board also considered information relating to the investment experience and qualifications of the Adviser’s portfolio managers and those of the Subadvisers.

The Board received reports at each of its quarterly meetings from the Adviser’s Head of Equity Investments and Head of Fixed Income Funds, as supplemented by the Adviser’s Chief Investment Officer, who was also present at all of the meetings. At each quarterly meeting, the Head of Equity Investments and Head of Fixed Income Funds presented information about each of the Funds. On several occasions, the Board received presentations from certain Subadvisers regarding their portfolio management services to certain Funds. These reports and presentations gave the Board the opportunity to evaluate the portfolio managers’ abilities and the quality of services they provide to the Funds. The Adviser also reviewed with the Board the services provided by the Subadvisers. Information was also presented to the Board describing the portfolio compliance functions performed by the Adviser. The Independent Trustees also met in-person with and received quarterly reports from the Trust’s Chief Compliance Officer.

The Board considered the depth and quality of the Adviser’s oversight of the Subadvisers. In addition, the Board noted the broad functions that the Adviser performed in support of the subadvised Funds, including, among other things, management of portfolio cash, subadviser expense management and payment and performance monitoring. The Board noted that investment management staff of the Adviser and the Trust’s Chief Compliance Officer conduct in-person oversight visits of each Subadviser, report the results of the visit to the Board and then follow through with additional inquiry on any questions or concerns that arise during the visit. The Board also noted that, as part of its oversight practice, the Adviser requires the Subadvisers to respond to a variety of compliance checklists and certifications to ensure their ongoing compliance with a subadvised Fund’s policies. The Board noted that the Adviser requires the Subadvisers to complete an annual questionnaire addressing a range of compliance topics. In addition, the Board noted that the Adviser has dedicated personnel responsible for daily monitoring of the Subadvisers’ activities pertaining to the subadvised Funds.

The Board considered the adequacy of the Advisory Organizations’ resources used to provide services to the Trust pursuant to the Advisory and Subadvisory Agreements. The Adviser reviewed with the Board the Adviser’s process for overseeing

ADDITIONAL INFORMATION

(unaudited)

the portfolio management teams of the Funds, and explained similarities and differences for how it oversees the Adviser’s teams and the teams of the Subadvisers. In addition, the Adviser explained how its investments in technology and personnel have benefitted the Funds and discussed continued investments in these resources. The Adviser also discussed how it has continued to strengthen its compliance program. The Adviser reviewed with the Board its process for selecting and overseeing the Subadvisers, including the results of on-site compliance due diligence visits. The Board viewed these actions as a positive factor in reapproving the existing Advisory Agreement, as they demonstrated the Adviser’s commitment to provide the Funds with quality service and competitive investment performance. The Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Funds by the Adviser and Subadvisers supported renewal of the Advisory Agreement and Subadvisory Agreements.

Performance of the Funds

In connection with each of its regular quarterly meetings, the Board received information on the performance of each Fund, including net performance, relative performance rankings within each Fund’s Lipper peer group, Morningstar ratings, and performance as compared to benchmark index returns. At each quarterly Board meeting, the Head of Equity Investments and Head of Fixed Income Funds reviewed with the Board the economic and market environment, risk management, and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund, to the extent applicable, over the one-, two-, three-, five-, and ten-year periods. When evaluating investment performance, the Board considered longer-term performance and the trend of performance, and focused particularly upon the three-year performance record. Although the Board conducted its review on a Fund-by-Fund basis, it noted that, for the three-year period ended June 30, 2015, the average ranking of the Funds’ Class A shares against their Lipper categories was 44% (on a scale of 1-99%, with 1% being the best). The Board noted that, for the three-year period ended June 30, 2015, the average ranking of the Funds’ Institutional Class (now known as Class S) against their Lipper categories was 36% (excluding the Money Market Fund) (on a scale of 1-99%, with 1% being the best).

The Board noted that certain Funds did not fit well within a Lipper peer group because of differences between the principal investment strategies of these Funds and funds included in their respective Lipper peer group. In such cases, the Adviser provided additional information regarding these Funds’ performance compared to a customized benchmark that the Adviser believed better represented the investment strategies of such Funds. The Board concluded that the performance of each individual Fund was either satisfactory or that the Adviser had taken appropriate actions in an effort to improve performance.

Advisory Fees and Fund Expenses

The Board reviewed information prepared by MPI comparing each Fund’s advisory fee with the advisory fee of its peer group. The Board considered both the contractual and effective advisory fees for each of the Funds. The Board noted that the majority of the Funds’ advisory fees were at or below the medians of their peer groups. Although the Board conducted its review on a Fund-by-Fund basis, it noted that the average ranking of the Funds’ advisory fees for its Class A shares was 33% and the average ranking of the of the Funds’ advisory fees for its Institutional Class (now known as Class S) was 37% (on a scale of 1-99%, with 1% being the lowest fee). The Board viewed favorably the Adviser’s proposal to continue or extend fee waivers for certain Funds and considered the effect of the waivers in lowering the Funds’ expenses. On the basis of its review, the Board concluded that the advisory fees charged to the Funds for investment management services were reasonable.

The Board also reviewed information prepared by MPI comparing each Fund’s overall expense ratio with the expense ratio of its peer group. The Board conducted its review on a Fund-by-Fund basis and noted that all but three Funds (each of which is discussed below) had better total net expense ratios than their peer group medians. The Board further noted that the Funds’ Class A shares had an average ranking of 36% while the Funds’ Institutional Class (now known as Class S) had an average ranking of 26% (on a scale of 1-99%, with 1% being the lowest expenses). With respect to the Thrivent Money Market Fund, the Board noted that the Adviser, like many investment advisers in the industry, continued to waive fees in order to maintain a zero yield. With respect to Thrivent Partner Worldwide Allocation Fund and the Thrivent Large Cap Growth Fund, the Board viewed favorably management’s willingness to continue a contractual expense cap with respect to the Class A shares and noted that, although there were no expense caps in place, the net operating expenses for the Institutional Class shares were competitive.

ADDITIONAL INFORMATION

(unaudited)

The Board considered that, in response to reforms of the rules that govern money market funds, Thrivent Money Market Fund would change its principal investment strategies to qualify as a “government money market fund” effective February 1, 2016. In connection with this change, the Board approved a decrease to the Fund’s investment advisory fee.

Cost of Services and Profitability

The Board considered the Adviser’s estimates of its profitability, which included allocations by the Adviser of its costs in providing advisory services to the Funds. The internal audit department (i.e., Business Risk Management) of the Adviser conducted a review of such allocations and a department representative reported to the Board his views regarding the reasonableness and consistency of these allocations. The Board considered the profitability of the Adviser both overall and on a Fund-by-Fund basis. The Board also considered the expense reimbursements and waivers in effect. Based on its review of the data prepared by MPI and expense and profit information provided by the Adviser, the Board concluded that the profits earned by the Adviser from the Advisory Agreement were not excessive in light of the nature, extent and quality of services provided to the Funds.

With respect to fees paid to Subadvisers under the Subadvisory Agreements, the Board did not consider profitability information with respect to the Subadvisers, which are not affiliated with the Adviser. The Board considered that those contracts had been negotiated on an arm’s-length basis between the Adviser and each Subadviser, and that each Subadviser’s separate profitability from its relationship with the Funds was not a material factor in determining whether to renew the Subadvisory Agreements.

Economies of Scale and Breakpoints

The Board considered information regarding the extent to which economies of scale may be realized as a Fund’s assets increase and whether the fee levels reflect these economies of scale for the benefit of shareholders. The Adviser explained its general goal with respect to the employment of fee waivers, expense reimbursements and breakpoints. The Board considered information provided by the Adviser related to advisory fee rates, breakpoints in the advisory fee rates and fee waivers provided by the Adviser. The Board also considered management’s view that it is difficult to generalize as to whether, or to what extent, economies in the advisory function may be realized as a Fund’s assets increase. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, fee waivers by the Adviser, and/or a lower overall fee rate.

Other Benefits to the Adviser and its Affiliates

The Board considered information regarding potential “fall-out” or ancillary benefits that the Adviser and its affiliates may receive as a result of their relationship with the Trust, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an enhanced reputation as an investment adviser which may help in attracting other clients and investment personnel, and the engagement of affiliates as service providers to the Funds. The Board noted that such benefits were difficult to quantify but were consistent with benefits received by other mutual fund advisers. The Board also considered the research received by the Adviser generated from commission dollars spent on the Funds’ portfolio trading.

Based on the factors discussed above, the Contracts Committee unanimously recommended approval of the Advisory Agreement and the Subadvisory Agreements, and the Board, including all of the Independent Trustees voting separately, approved each of the agreements.

Thrivent Mutual Funds

Supplement to

Class A Shares Prospectus and

Class S Shares Prospectus,

each dated February 1, 2016, as supplemented February 29, 2016 with respect to

Thrivent Partner Worldwide Allocation Fund

Dennis Suvorov is no longer a portfolio manager for Thrivent Partner Worldwide Allocation Fund. As a result, all references to Mr. Suvorov are hereby removed from the prospectuses of the Thrivent Mutual Funds.

The date of this Supplement is June 28, 2016.

Please include this Supplement with your Prospectus.

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Securities offered through Thrivent Distributors LLC, 625 Fourth Ave. S., Minneapolis, MN 55415, a FINRA member and a wholly owned subsidiary of Thrivent Financial, the marketing name for Thrivent Financial for Lutherans, Appleton, WI.

23459SAR R6-16

Item 2.	Code of Ethics

Not applicable to semiannual report

Item 3.	Audit Committee Financial Expert

Not applicable to semiannual report

Item 4.	Principal Accountant Fees and Services

Not applicable to semiannual report

Item 5.	Audit Committee of Listed Registrants

Not applicable

Item 6.	Schedule of Investments
(a)	The summary schedule of investments for these funds: Aggressive Allocation Fund, Moderately Aggressive Allocation Fund, Moderate Allocation Fund, Moderately Conservative Allocation Fund, Balanced Income Plus Fund, Opportunity Income Plus Fund, Partner Worldwide Allocation Fund, Large Cap Stock Fund, High Yield Fund, Income Fund, Municipal Bond Fund and Limited Maturity Bond Fund, are included as part of the report to shareholders filed under Item 1 of this Form. The schedule of investments for said funds are filed under this Item.

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Shares	Common Stock (48.6%)	Value
Consumer Discretionary (7.3%)
10,247	Aaron’s, Inc.	$268,574
900	Aisan Industry Company, Ltd.	6,664
8,420	Amazon.com, Inc.[a]	5,553,748
1,677	American Public Education, Inc.[a]	38,839
4,630	Ascena Retail Group, Inc.[a]	40,790
3,140	AutoZone, Inc.[a]	2,402,822
200	Bayerische Motoren Werke AG	15,924
9,250	Bed Bath & Beyond, Inc.[a]	436,785
1,900	Berkeley Group Holdings plc	83,259
1,750	Best Buy Company, Inc.	56,140
1,000	Betsson ABa	13,536
1,140	Big 5 Sporting Goods Corporation	13,783
4,720	Big Lots, Inc.	216,459
370	BJ’s Restaurants, Inc.[a]	16,502
5,580	Bloomin’ Brands, Inc.	104,346
2,800	BorgWarner, Inc.	100,576
3,080	Boyd Gaming Corporation[a]	57,411
300	Brembo SPA	16,141
700	Bridgestone Corporation	25,765
25,856	Brunswick Corporation	1,241,864
200	Buffalo Wild Wings, Inc.[a]	26,732
800	Bunzl plc	23,878
16,560	Burlington Stores, Inc.[a]	943,423
8,170	Caleres, Inc.	205,966
4,730	Callaway Golf Company	44,178
2,000	Calsonic Kansei Corporation	13,660
8,296	Cedar Fair, LP	481,749
6,470	Cheesecake Factory, Inc.	330,035
6,450	Children’s Place, Inc.	502,519
980	Chuy’s Holdings, Inc.[a]	29,929
21,600	Cinemark Holdings, Inc.	748,440
2,200	Cineworld Group plc	16,659
1,070	ClubCorp Holdings, Inc.	14,284
44,270	Comcast Corporation	2,689,845
500	Compass Group plc	8,904
25,833	Core-Mark Holding Company, Inc.	2,109,523
2,629	CSS Industries, Inc.	73,507
3,367	Culp, Inc.	88,350
200	Daimler AG	13,935
13,920	Dana Holding Corporation	179,986
6,000	Debenhams plc	6,891
8,097	Delphi Automotive plc	596,182
2,500	Denso Corporation	95,028
2,390	DeVry Education Group, Inc.	41,466
31,163	Discovery Communications, Inc.[a]	851,062
10,380	DISH Network Corporation[a]	511,630
6,490	Dollar General Corporation	531,596
16,972	Dollar Tree, Inc.[a]	1,352,838
4,605	Domino’s Pizza, Inc.	556,652
5,810	DSW, Inc.	142,752
3,500	EDION Corporation	28,319
5,349	Ethan Allen Interiors, Inc.	182,080
1,500	Eutelsat Communications	46,603
5,145	Expedia, Inc.	595,637
4,920	Finish Line, Inc.	97,170
12,060	Ford Motor Company	163,534
3,063	Fossil, Inc.[a]	124,051
2,300	Fuji Heavy Industries, Ltd.	75,520
3,710	General Motors Company	117,978
10,310	Gentex Corporation	165,372
26,517	G-III Apparel Group, Ltd.[a]	1,199,894
3,000	Gunze, Ltd.	8,383
900	Hakuhodo Dy Holdings, Inc.	10,146
2,454	Harley-Davidson, Inc.	117,375
9,404	Harman International Industries, Inc.	721,851
3,582	Haverty Furniture Companies, Inc.	66,876
100	Hennes & Mauritz AB	3,561
22,530	Home Depot, Inc.	3,016,542
3,700	Honda Motor Company, Ltd.	99,847
19,660	Houghton Mifflin Harcourt Companya	403,227
300	Iida Group Holdings Company, Ltd.	5,603
3,400	Inchcape plc	33,725
4,650	Interpublic Group of Companies, Inc.	106,671
500	Intertek Group plc	23,853
600	Isuzu Motors, Ltd.	6,420
6,140	Jack in the Box, Inc.	414,757
19,142	Kate Spade & Company[a]	492,524
5,190	Krispy Kreme Doughnuts, Inc.[a]	90,358
4,964	L Brands, Inc.	388,632
19,467	Las Vegas Sands Corporation	878,935
6,260	La-Z-Boy, Inc.	161,946
3,900	Lear Corporation	449,007
10,780	Liberty Interactive Corporation[a]	282,436
206	Linamar Corporation	8,920
4,273	Lithia Motors, Inc.	354,744
18,110	LKQ Corporation[a]	580,425
3,190	Lowe’s Companies, Inc.	242,504
200	LVMH Moet Hennessy Louis Vuitton SE	33,322
5,290	Macy’s, Inc.	209,431
900	Marks and Spencer Group plc	5,583
16,792	MDC Partners, Inc.	339,870
2,031	New Media Investment Group, Inc.	32,598
28,880	Newell Brands, Inc.	1,315,195
5,190	News Corporation	64,460
34,360	NIKE, Inc.	2,025,178
1,200	Nissan Motor Company, Ltd.	10,649
1,600	NOK Corporation	26,518
500	Nokian Renkaat Oyj	18,468
25,903	Nord Anglia Education, Inc.[a]	549,921
63,860	Nutrisystem, Inc.	1,406,197
4,094	O’Reilly Automotive, Inc.[a]	1,075,412
19,344	Oxford Industries, Inc.	1,284,828
1,000	PanaHome Corporation	7,798
19,040	Papa John’s International, Inc.	1,077,474
48,143	Papa Murphy’s Holdings, Inc.[a]	604,676
9,422	Penn National Gaming, Inc.[a]	151,977
3,600	Persimmon plc	104,710
300	ProSiebenSat.1 Media AG	15,326
13,260	PulteGroup, Inc.	243,851
13,324	PVH Corporation	1,273,774
3,157	Ralph Lauren Corporation	294,264
2,410	Rent-A-Center, Inc.	35,427
6,099	Restoration Hardware Holdings, Inc.[a]	263,904
1,540	Retailmenot, Inc.[a]	12,982
100	Rightmove plc	5,652
28,397	Ross Stores, Inc.	1,612,382
2,670	Ruth’s Hospitality Group, Inc.	42,400
12,790	Sally Beauty Holdings, Inc.[a]	401,606
5,790	Scripps Networks Interactive, Inc.	361,006
800	Sekisui House, Ltd.	13,891
4,690	Select Comfort Corporation[a]	115,749
8,780	Service Corporation International	234,163
900	SHOWA Corporation	7,814
4,140	Signet Jewelers, Ltd.	449,438
8,446	Skechers USA, Inc.[a]	279,140
270	Snap-On, Inc.	43,006
1,200	Sports Direct International plc[a]	6,770
2,438	Sportsman’s Warehouse Holdings, Inc.[a]	27,744
400	Stanley Electric Company, Ltd.	8,133
25,490	Staples, Inc.	259,998

The accompanying Notes to Financial Statements are an integral part of this schedule.

1

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Shares	Common Stock (48.6%)	Value
Consumer Discretionary (7.3%) - continued
2,400	Star Entertainment Group, Ltd.	$10,248
42,180	Starbucks Corporation	2,371,781
4,504	Stein Mart, Inc.	32,609
2,400	Sumitomo Forestry Company, Ltd.	27,709
1,400	Sumitomo Rubber Industries, Ltd.	21,313
100	Swatch Group AG	6,691
1,010	Tailored Brands, Inc.	17,594
400	Tamron Company, Ltd.	6,466
2,800	Tatts Group, Ltd.	7,979
8,000	Taylor Wimpey plc	21,581
5,300	Tempur-Pedic International, Inc.[a]	321,551
9,091	Tenneco, Inc.[a]	484,550
16,410	Time, Inc.	241,227
500	Tokai Rika Company, Ltd.	9,258
36,803	Toll Brothers, Inc.[a]	1,004,722
1,040	Tower International, Inc.	23,868
1,000	Toyota Motor Corporation	50,690
40,613	Tuesday Morning Corporation[a]	352,521
3,080	Twenty-First Century Fox, Inc., Class B	92,770
2,760	Twenty-First Century Fox, Inc., Class A	83,518
2,200	UBM plc	18,330
1,809	Ulta Salon Cosmetics & Fragrance, Inc.[a]	376,779
4,158	Under Armour, Inc., Class Aa	182,703
4,158	Under Armour, Inc., Class Ca	169,646
500	USS Company, Ltd.	7,909
6,110	Vail Resorts, Inc.	792,100
100	Valora Holding AG	24,424
6,620	Vera Bradley, Inc.[a]	116,115
6,087	VF Corporation	383,785
3,510	Vitamin Shoppe, Inc.[a]	96,069
2,000	Wacoal Holdings Corporation	24,115
2,300	WH Smith plc	56,346
300	Whitbread plc	17,005
270	Williams-Sonoma, Inc.	15,871
2,100	Wolters Kluwer NV	79,995
1,370	Wolverine World Wide, Inc.	25,961
2,100	WPP plc	49,062
5,140	Wyndham Worldwide Corporation	364,683
2,000	Yokohama Rubber Company, Ltd.	33,529
7,450	Yum! Brands, Inc.	592,722
17,728	Zoe’s Kitchen, Inc.[a]	664,623

	Total	61,340,056

Consumer Staples (2.3%)
200	AarhusKarlshamn AB	15,126
24,150	Altria Group, Inc.	1,514,446
17,790	Aramark	596,143
5,330	Archer-Daniels-Midland Company	212,880
11,050	Avon Products, Inc.	52,045
1,500	Axfood AB	27,812
10,400	Blue Buffalo Pet Products, Inc.[a]	257,504
353	Boston Beer Company, Inc.[a]	55,096
400	British American Tobacco plc	24,389
3,630	Brown-Forman Corporation	349,642
9,380	Campbell Soup Company	578,840
10,740	Casey’s General Stores, Inc.	1,202,880
36,620	Coca-Cola Company	1,640,576
2,400	Coca-Cola HBC AG	49,196
22,860	CVS Health Corporation	2,297,430
35,800	Flowers Foods, Inc.	685,928
3,250	General Mills, Inc.	199,355
5,337	Hain Celestial Group, Inc.[a]	223,407
500	Henkel AG & Company KGaA	50,863
5,370	Hershey Company	500,001
6,840	Hormel Foods Corporation	263,682
3,727	Imperial Brands plc	202,650
4,640	Ingredion, Inc.	534,018
500	Jeronimo Martins SGPS SA	8,186
480	Kimberly-Clark Corporation	60,091
7,000	Koninklijke Ahold NV	152,420
200	KOSE Corporation	18,293
5,320	Kroger Company	188,275
1,450	Lancaster Colony Corporation	168,925
1,250	McCormick & Company, Inc.	117,225
4,110	Molson Coors Brewing Company	393,039
24,790	Mondelez International, Inc.	1,064,978
9,389	Monster Beverage Corporation[a]	1,354,082
1,500	Nestle SA	111,960
1,000	Nippon Meat Packers, Inc.	22,289
600	Omega Protein Corporation[a]	11,154
4,200	PepsiCo, Inc.	432,432
853	Philip Morris International, Inc.	83,696
17,480	Pinnacle Foods, Inc.	744,473
480	Snyder’s-Lance, Inc.	15,346
6,082	SpartanNash Company	168,471
600	Suedzucker AG	10,595
300	Sugi Holdings Company, Ltd.	14,505
1,700	Swedish Match AB	53,995
2,590	Tyson Foods, Inc.	170,474
11,881	United Natural Foods, Inc.[a]	423,795
1,510	Universal Corporation	82,370
52,130	WhiteWave Foods Company[a]	2,096,147
1,121	Woolworths, Ltd.	18,759

	Total	19,519,884

Energy (7.0%)
10,460	Archrock, Inc.	103,031
5,989	Atwood Oceanics, Inc.	57,854
57,846	Baker Hughes, Inc.	2,797,433
43,694	BP plc	240,728
2,564	Bristow Group, Inc.	58,767
82,891	Callon Petroleum Company[a]	871,184
78,646	Canadian Natural Resources, Ltd.	2,360,953
48,098	Chevron Corporation	4,914,654
10,105	Cimarex Energy Company	1,100,232
1,042	Clayton Williams Energy, Inc.[a]	18,891
254,869	Cobalt International Energy, Inc.[a]	823,227
22,136	Concho Resources, Inc.[a]	2,571,539
30,100	Continental Resources, Inc.[a]	1,121,526
6,000	Delek US Holdings, Inc.	95,340
4,420	Devon Energy Corporation	153,286
4,520	Diamond Offshore Drilling, Inc.	109,655
10,953	Diamondback Energy, Inc.[a]	948,311
23,486	Ensco plc	280,893
48,127	EOG Resources, Inc.	3,976,253
7,740	EP Energy Corporation[a]	38,003
50,793	EQT Corporation	3,560,589
26,780	Exxon Mobil Corporation	2,367,352
7,800	FMC Technologies, Inc.[a]	237,822
4,120	Green Plains, Inc.	74,572
3,560	Gulfport Energy Corporation[a]	111,428
27,650	Halliburton Company	1,142,221
7,173	Helmerich & Payne, Inc.	474,279
12,932	HollyFrontier Corporation	460,379
151,742	Marathon Oil Corporation	2,138,045
91,138	Marathon Petroleum Corporation	3,561,673
15,930	Nabors Industries, Ltd.	156,114
1,430	Noble Energy, Inc.	51,637
9,899	Oasis Petroleum, Inc.[a]	95,921

The accompanying Notes to Financial Statements are an integral part of this schedule.

2

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Shares	Common Stock (48.6%)	Value
Energy (7.0%) - continued
2,620	Oceaneering International, Inc.	$96,023
4,870	Oil States International, Inc.[a]	168,697
2,022	OMV AG	60,842
59,004	Parsley Energy, Inc.[a]	1,381,874
61,601	Patterson-UTI Energy, Inc.	1,216,620
350	PDC Energy, Inc.[a]	21,976
6,600	Pioneer Energy Services Corporation[a]	20,526
1,460	QEP Resources, Inc.	26,178
62,141	Rowan Companies plc	1,168,872
1,506	Royal Dutch Shell plc	39,786
42,736	Royal Dutch Shell plc ADR	2,260,307
900	Royal Dutch Shell plc, Class B	23,629
30,095	RPC, Inc.	455,036
4,200	RSP Permian, Inc.[a]	128,562
57,005	Schlumberger, Ltd.	4,579,782
1,760	SM Energy Company	54,842
1,189	Statoil ASA	20,928
127,009	Suncor Energy, Inc. ADR	3,730,254
2,820	Superior Energy Services, Inc.	47,545
13,107	Teekay Tankers, Ltd.	51,642
4,523	Tesco Corporation	42,788
480	Tesoro Corporation	38,251
8,890	TETRA Technologies, Inc.[a]	64,008
1,568	Total SA	79,248
1,850	Transocean, Ltd.	20,498
21,849	U.S. Silica Holdings, Inc.	558,242
261,927	Weatherford International plc[a]	2,129,466
6,185	Western Refining, Inc.	165,511
1,115	World Fuel Services Corporation	52,104
334,580	WPX Energy, Inc.[a]	3,232,043

	Total	59,009,872

Financials (6.9%)
1,190	Acadia Realty Trust	40,103
400	AEON Financial Service Company, Ltd.	8,927
9,268	Affiliated Managers Group, Inc.[a]	1,578,526
1,800	Allianz SE	306,232
10,870	Allied World Assurance Company Holdings AG	386,755
9,360	American Assets Trust, Inc.	371,311
5,660	American Campus Communities, Inc.	253,285
5,410	American Financial Group, Inc.	373,885
2,870	American International Group, Inc.	160,203
26,225	Ameris Bancorp	823,465
1,510	AMERISAFE, Inc.	81,359
1,400	Anima Holding SPA[b]	9,943
50,440	Anworth Mortgage Asset Corporation	238,077
1,160	Apartment Investment & Management Company	46,470
910	Apollo Commercial Real Estate Finance, Inc.	14,496
9,435	Argo Group International Holdings, Ltd.	518,642
2,350	Ashford Hospitality Prime, Inc.	26,296
2,600	Ashford Hospitality Trust, Inc.	14,534
7,110	Aspen Insurance Holdings, Ltd.	329,548
1,330	Associated Banc-Corp	24,259
45,490	Assured Guaranty, Ltd.	1,176,826
4,900	Australia & New Zealand Banking Group, Ltd.	89,817
6,500	Banco Santander SA	33,009
2,950	BancorpSouth, Inc.	69,295
7,800	Bank Hapoalim, Ltd.	40,180
85,930	Bank of America Corporation	1,251,141
6,400	Bank of East Asia, Ltd.	23,219
9,750	Bank of New York Mellon Corporation	392,340
2,906	Bank of Nova Scotia	152,399
2,100	Bank of Queensland, Ltd.	17,857
20,017	Bank of the Ozarks, Inc.	826,702
1,680	BankFinancial Corporation	20,765
24,900	BB&T Corporation	880,962
25,424	BBCN Bancorp, Inc.	397,123
5,100	BinckBank NV	30,054
2,250	Blackstone Group, LP	61,740
3,730	Boston Private Financial Holdings, Inc.	45,581
3,949	Brixmor Property Group, Inc.	99,712
6,880	Brookline Bancorp, Inc.	78,294
8,470	Brown & Brown, Inc.	297,382
4,060	Camden Property Trust	327,764
940	Canadian Western Bank	20,737
700	Capital One Financial Corporation	50,673
1,400	Capital Shopping Centres Group plc	6,234
6,900	CapitaMall Trust	10,593
6,170	Cathay General Bancorp	188,308
39,490	CBL & Associates Properties, Inc.	461,243
7,560	CBRE Group, Inc.[a]	224,003
14,377	Cedar Realty Trust, Inc.	99,489
6,760	Charles Schwab Corporation	192,052
1,920	Chatham Lodging Trust	40,915
2,000	Chiba Bank, Ltd.	10,100
490	Chubb, Ltd.	57,751
3,820	Citigroup, Inc.	176,790
2,570	Clifton Bancorp, Inc.	38,242
16,910	CNO Financial Group, Inc.	310,637
2,100	CNP Assurances	35,785
34,864	CoBiz Financial, Inc.	422,203
3,485	Columbia Banking System, Inc.	102,773
4,530	Comerica, Inc.	201,132
1,330	Commerce Bancshares, Inc.	62,271
2,540	Communications Sales & Leasing, Inc.	59,004
30,230	Corporate Office Properties Trust	776,306
1,320	CyrusOne, Inc.	58,252
500	Daiwa House Industry Company, Ltd.	13,358
600	Danske Bank AS	16,977
7,890	DCT Industrial Trust, Inc.	318,519
300	Derwent London plc	14,419
9,800	DEXUS Property Group	62,487
4,490	Digital Realty Trust, Inc.	395,030
6,400	Direct Line Insurance Group plc	33,905
2,717	Douglas Emmett, Inc.	88,167
25,250	Duke Realty Corporation	552,217
28,200	E*TRADE Financial Corporation[a]	710,076
8,279	East West Bancorp, Inc.	310,380
3,170	Empire State Realty Trust, Inc.	58,677
3,963	Employers Holdings, Inc.	117,701
8,010	Endurance Specialty Holdings, Ltd.	512,480
2,240	Enova International, Inc.[a]	19,734
7,510	Equity One, Inc.	212,533
2,300	Erste Group Bank AGa	66,209
24,156	Essent Group, Ltd.[a]	493,265
16,970	EverBank Financial Corporation	255,908
12,915	Evercore Partners, Inc.	666,931
700	EXOR SPA	26,365
3,590	F.N.B. Corporation	47,460
10,290	FelCor Lodging Trust, Inc.	73,676
38,200	Fifth Third Bancorp	699,442
10,375	First Commonwealth Financial Corporation	95,242
2,460	First Financial Bancorp	47,970

The accompanying Notes to Financial Statements are an integral part of this schedule.

3

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Shares	Common Stock (48.6%)	Value
Financials (6.9%) - continued
850	First Financial Corporation	$30,115
5,370	First Industrial Realty Trust, Inc.	123,188
850	First Merchants Corporation	21,802
14,240	First Midwest Bancorp, Inc.	263,155
890	First NBC Bank Holding Company[a]	19,349
6,621	First Potomac Realty Trust	55,683
25,384	First Republic Bank	1,785,003
5,200	FlexiGroup, Ltd.	9,400
3,740	Franklin Street Properties Corporation	39,719
6,200	Frasers Centrepoint Trust	8,983
14,000	Fukuoka Financial Group, Inc.	47,859
523	Genworth MI Canada, Inc.	13,539
1,246	Getty Realty Corporation	24,521
3,494	Glacier Bancorp, Inc.	90,460
4,579	Goldman Sachs Group, Inc.	751,460
1,700	Great Portland Estates plc	18,850
14,590	Great Western Bancorp, Inc.	459,877
7,452	Green Bancorp, Inc.[a]	60,808
3,530	Greenhill & Company, Inc.	77,731
1,861	H&R Real Estate Investment Trust	32,512
900	Hamborner REIT AG	10,021
15,150	Hancock Holding Company	393,445
1,800	Hang Seng Bank, Ltd.	32,635
53,365	Hanmi Financial Corporation	1,233,799
800	Hannover Rueckversicherung SE	91,457
3,510	Hanover Insurance Group, Inc.	301,018
25,990	Hartford Financial Services Group, Inc.	1,153,436
10,100	Henderson Group plc	37,811
1,000	Henderson Land Development Company, Ltd.	6,232
680	Hersha Hospitality Trust	13,117
2,500	HFF, Inc.	79,575
3,930	Highwoods Properties, Inc.	183,649
300	Hitachi Capital Corporation	6,407
4,062	Home BancShares, Inc.	174,625
930	Hometrust Bancshares, Inc.[a]	17,251
16,657	Horace Mann Educators Corporation	518,033
3,100	Hospitality Properties Trust	79,329
38,988	Host Hotels & Resorts, Inc.	616,790
12,687	Houlihan Lokey, Inc.	319,839
3,630	Hudson Pacific Properties, Inc.	106,177
1,900	Hufvudstaden AB	29,485
78,480	Huntington Bancshares, Inc.	789,509
14,000	Hysan Development Company, Ltd.	61,859
2,960	InfraREIT, Inc.	49,077
468	Intact Financial Corporation	34,633
4,698	Intercontinental Exchange, Inc.	1,127,661
2,520	Invesco, Ltd.	78,145
9,100	Investec plc	69,688
25,730	Investors Bancorp, Inc.	297,181
36,471	J.P. Morgan Chase & Company	2,304,967
46,094	Janus Capital Group, Inc.	672,972
100	Jyske Bank AS	4,092
95,890	KeyCorp	1,178,488
3,130	Kimco Realty Corporation	88,016
12,600	LaSalle Hotel Properties	301,140
23,150	Liberty Property Trust	807,935
6,077	Lincoln National Corporation	264,046
10,000	Link REIT	60,669
3,770	M&T Bank Corporation	446,066
1,700	Macquarie Group, Ltd.	81,439
2,660	MetLife, Inc.	119,966
29,600	Mizuho Financial Group, Inc.	44,368
17,270	Morgan Stanley	467,326
5,440	MSCI, Inc.	413,114
1,600	National Australia Bank, Ltd.	32,826
1,739	National Bank of Canada	62,148
790	National Storage Affiliates Trust	15,421
560	Navigators Group, Inc.[a]	46,262
42,000	New World Development Company, Ltd.	41,769
2,220	NMI Holdings, Inc.[a]	13,964
490	Northern Trust Corporation	34,829
6,240	NorthStar Asset Management Corporation, Inc.	77,626
4,320	NorthStar Realty Europe Corporation	51,538
2,500	Old Mutual plc	6,797
2,710	Oritani Financial Corporation	46,964
29,892	PacWest Bancorp	1,195,082
940	Paramount Group, Inc.	15,698
14,600	Parkway Properties, Inc.	240,170
15,215	Pebblebrook Hotel Trust	420,543
750	Pennsylvania Real Estate Investment Trust	17,205
11,700	Physicians Realty Trust	212,121
5,640	Piedmont Office Realty Trust, Inc.	112,292
360	Piper Jaffray Companies[a]	15,016
2,010	Popular, Inc.	59,737
2,300	Post Properties, Inc.	131,928
1,107	Potlatch Corporation	38,988
2,300	Poundland Group plc	5,788
529	Power Corporation of Canada	12,855
16,400	Primerica, Inc.	812,784
1,030	PrivateBancorp, Inc.	42,858
9,210	Provident Financial Services, Inc.	184,016
5,090	Ramco-Gershenson Properties Trust	90,144
16,945	Raymond James Financial, Inc.	884,021
2,650	RE/MAX Holdings, Inc.	97,520
3,640	Realogy Holdings Corporation[a]	130,094
11,984	Renasant Corporation	411,531
9,280	Retail Properties of America, Inc.	148,387
600	S&P Global, Inc.	64,110
314	Safety Insurance Group, Inc.	17,776
200	Sampo Oyj	8,748
3,717	Sandy Spring Bancorp, Inc.	106,269
1,200	Schroders plc	44,175
2,150	Selective Insurance Group, Inc.	74,626
6,110	Senior Housing Property Trust	107,414
2,990	Silver Bay Realty Trust Corporation REIT	43,654
166,637	SLM Corporation[a]	1,128,132
3,390	Sovran Self Storage, Inc.	360,086
5,930	Spirit Realty Captial, Inc.	67,780
36,801	Stifel Financial Corporation[a]	1,211,121
28,500	Stockland	94,264
3,010	Store Capital Corporation	77,267
10,000	Sumitomo Mitsui Trust Holdings, Inc.	30,739
13,256	Summit Hotel Properties, Inc.	151,118
13,109	SVB Financial Group[a]	1,367,006
900	Swiss Re AG	79,991
2,150	Synchrony Financial[a]	65,725
38,580	Synovus Financial Corporation	1,202,153
4,700	T&D Holdings, Inc.	44,991
300	Talanx AG	9,984
25,100	Talmer Bancorp, Inc.	486,940
37,770	TCF Financial Corporation	515,183
27,101	TD Ameritrade Holding Corporation	808,423
21,260	Terreno Realty Corporation	484,090
920	Territorial Bancorp, Inc.	24,132
200	Tokio Marine Holdings, Inc.	6,544

The accompanying Notes to Financial Statements are an integral part of this schedule.

4

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Shares	Common Stock (48.6%)	Value
Financials (6.9%) - continued
558	Toronto-Dominion Bank	$24,838
2,190	TriCo Bancshares	58,955
4,170	TrustCo Bank Corporation	26,730
2,050	U.S. Bancorp	87,514
1,290	Union Bankshares Corporation	34,069
10,030	United Community Banks, Inc.	201,904
6,360	United Financial Bancorp, Inc.	82,553
5,500	United Overseas Bank, Ltd.	75,793
880	Unum Group	30,105
1,330	Urstadt Biddle Properties, Inc.	27,345
17,360	Voya Financial, Inc.	563,679
2,570	Waddell & Reed Financial, Inc.	52,274
400	Webster Financial Corporation	14,656
3,830	Wells Fargo & Company	191,423
10,880	Western Alliance Bancorp[a]	397,990
1,000	Wharf Holdings, Ltd.	5,405
1,000	Wheelock and Company, Ltd.	4,630
10,600	Wing Tai Holdings, Ltd.	14,755
1,120	Wintrust Financial Corporation	58,262
3,540	WisdomTree Investments, Inc.	38,551
1,236	WSFS Financial Corporation	42,197
4,304	XL Group plc	140,870
40,928	Zions Bancorporation	1,126,339

	Total	58,225,801

Health Care (6.4%)
25,912	Abbott Laboratories	1,007,977
1,430	AbbVie, Inc.	87,230
11,059	ABIOMED, Inc.[a]	1,074,271
19,160	Acadia Healthcare Company, Inc.[a]	1,210,720
1,040	Aceto Corporation	23,327
100	Actelion, Ltd.	16,208
5,650	Aetna, Inc.	634,325
36,129	Akorn, Inc.[a]	919,483
3,020	Albany Molecular Research, Inc.[a]	45,451
15,838	Align Technology, Inc.[a]	1,143,345
11,829	Allergan plc[a]	2,561,688
4,719	Allscripts Healthcare Solutions, Inc.[a]	63,235
8,890	AmerisourceBergen Corporation	756,539
600	Amgen, Inc.	94,980
6,054	AMN Healthcare Services, Inc.[a]	214,978
1,310	AmSurg Corporation[a]	106,084
2,678	Anacor Pharmaceuticals, Inc.[a]	168,018
5,893	Analogic Corporation	465,488
500	Astellas Pharmaceutical, Inc.	6,741
8,565	Asterias Biotherapeutics, Inc.[a]	36,744
232	Atrion Corporation	92,174
6,255	BioMarin Pharmaceutical, Inc.[a]	529,673
500	Bio-Rad Laboratories, Inc.[a]	70,925
3,270	Boston Scientific Corporationa	71,678
2,740	Bristol-Myers Squibb Company	197,773
3,456	C.R. Bard, Inc.	733,260
4,520	Cambrex Corporation[a]	218,045
1,200	Cardinal Health, Inc.	94,152
22,433	Cardiovascular Systems, Inc.[a]	313,613
18,782	Centene Corporation[a]	1,163,733
29,500	Cerner Corporation[a]	1,656,130
370	Computer Programs and Systems, Inc.	18,992
1,500	CONMED Corporation	62,130
490	Cooper Companies, Inc.	75,009
1,190	Cross Country Healthcare, Inc.[a]	14,792
13,610	Dentsply Sirona, Inc.	811,156
68,666	Depomed, Inc.[a]	1,193,415
4,990	Dexcom, Inc.[a]	321,256
16,840	Edwards Lifesciences Corporation[a]	1,788,576
9,306	Ensign Group, Inc.	209,943
26,670	Envision Healthcare Holdings, Inc.[a]	603,542
1,300	Essilor International SA	168,294
37,795	ExamWorks Group, Inc.[a]	1,362,510
1,100	Express Scripts Holding Company[a]	81,103
100	Gerresheimer AG	7,458
40,191	Gilead Sciences, Inc.	3,545,248
1,880	Globus Medical, Inc.[a]	47,075
5	Greatbatch, Inc.[a]	174
7,010	HCA Holdings, Inc.[a]	565,146
19,630	HealthEquity, Inc.[a]	493,695
4,730	HealthSouth Corporation	196,106
2,110	Healthways, Inc.[a]	24,582
1,500	Hikma Pharmaceuticals plc	48,361
3,200	Hill-Rom Holdings, Inc.	154,720
17,530	Hologic, Inc.[a]	588,833
650	ICON plc[a]	43,927
14,715	Impax Laboratories, Inc.[a]	490,745
20,607	Inogen, Inc.[a]	1,006,858
38,872	Intersect ENT, Inc.[a]	779,384
28,201	Ironwood Pharmaceuticals, Inc.[a]	294,700
10,760	Kindred Healthcare, Inc.	158,818
200	Lonza Group AG	33,358
2,600	Magellan Health Services, Inc.[a]	183,196
10,286	Medtronic plc	814,137
3,570	Merck & Company, Inc.	195,779
500	Merck KGaA[a]	47,089
2,010	Mettler-Toledo International, Inc.[a]	719,479
27,409	Mylan NV	1,143,229
1,610	Myriad Genetics, Inc.[a]	57,960
1,698	National Healthcare Corporation	109,436
490	Natural Health Trends Corporation	17,733
580	Neogen Corporation[a]	27,399
13,955	Neurocrine Biosciences, Inc.[a]	636,069
11,800	Nevro Corporation[a]	793,550
2,400	Novartis AG	182,645
1,800	Novo Nordisk AS	100,502
38,980	NuVasive, Inc.[a]	2,063,601
16,560	Omnicell, Inc.[a]	527,602
11,540	PerkinElmer, Inc.	581,847
9,938	Perrigo Company plc	960,706
42,160	Pfizer, Inc.	1,379,054
3,710	PharMerica Corporation[a]	87,704
2,140	Progenics Pharmaceuticals, Inc.[a]	11,363
3,500	Prothena Corporation plc[a]	151,165
5,090	Quintiles Transnational Holdings, Inc.[a]	351,566
130	Regeneron Pharmaceuticals, Inc.[a]	48,972
1,500	Roche Holding AG ADR	47,355
200	Roche Holding AG-Genusschein	50,602
2,000	Sanofi	164,854
7,110	STERIS plc	502,464
26,778	Team Health Holdings, Inc.[a]	1,120,124
18,949	Teleflex, Inc.	2,951,875
3,415	Triple-S Management Corporation[a]	88,927
9,300	UnitedHealth Group, Inc.	1,224,624
12,914	Universal Health Services, Inc.	1,726,344
2,060	VCA Antech, Inc.[a]	129,718
45,345	Veeva Systems, Inc.[a]	1,247,441
17,496	Vertex Pharmaceuticals, Inc.[a]	1,475,613
3,720	Waters Corporation[a]	484,195
1,530	Wellcare Health Plans, Inc.[a]	137,685
6,590	West Pharmaceutical Services, Inc.	469,208
11,410	Zoetis, Inc.	536,612

	Total	54,517,318

The accompanying Notes to Financial Statements are an integral part of this schedule.

5

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Shares	Common Stock (48.6%)	Value
Industrials (5.4%)
11,783	3M Company	$1,972,239
4,890	ABM Industries, Inc.	157,311
10,300	Actuant Corporation	275,113
500	Adecco SA	32,277
2,300	AECOM[a]	74,727
4,524	Aegion Corporation[a]	96,045
1,120	AerCap Holdings NVa	44,811
540	Aerovironment, Inc.[a]	15,595
6,450	AGCO Corporation	344,882
900	Aida Engineering, Ltd.	8,211
10,300	Air New Zealand, Ltd.	17,673
500	Airbus Group NV	31,259
1,060	Allegion plc	69,377
2,150	Allison Transmission Holdings, Inc.	61,942
900	Amada Holdings Company, Ltd.	9,042
200	Andritz AG	11,226
1,440	Applied Industrial Technologies, Inc.	65,995
5,000	Asahi Glass Company, Ltd.	29,282
2,014	Astec Industries, Inc.	97,478
300	Atlas Copco Aktiebolag	7,772
10,770	AZZ, Inc.	591,488
9,204	B/E Aerospace, Inc.	447,591
700	Babcock International Group plc	9,714
420	Barnes Group, Inc.	13,646
2,204	Beacon Roofing Supply, Inc.[a]	94,177
400	Boeing Company	53,920
1,320	Brady Corporation	34,967
1,120	Briggs & Stratton Corporation	23,710
19,760	BWX Technologies, Inc.	659,786
4,560	Caterpillar, Inc.	354,403
1,340	CBIZ, Inc.[a]	13,641
3,760	CEB, Inc.	231,954
2,000	Central Glass Company, Ltd.	11,149
840	Chart Industries, Inc.[a]	21,622
1,855	CIRCOR International, Inc.	104,715
17,288	CLARCOR, Inc.	1,016,016
5,980	Colfax Corporation[a]	193,931
4,029	Comfort Systems USA, Inc.	118,815
500	Compagnie de Saint-Gobain	22,911
9,650	Copart, Inc.[a]	413,406
2,231	CSX Corporation	60,839
10,300	Curtiss-Wright Corporation	788,774
1,000	Dai Nippon Printing Company, Ltd.	9,378
8,820	Danaher Corporation	853,335
1,200	Dart Group plc	10,950
54,410	Delta Air Lines, Inc.	2,267,265
800	Deutsche Post AG	23,499
200	DSV AS	8,420
27,183	EMCOR Group, Inc.	1,317,832
2,650	Emerson Electric Company	144,769
5,050	Equifax, Inc.	607,262
3,095	ESCO Technologies, Inc.	119,096
300	FANUC Corporation	44,317
9,080	Federal Signal Corporation	124,305
1,200	Ferrovial SA	25,890
2,290	Flowserve Corporation	111,775
13,210	Fluor Corporation	722,059
24,710	Fortune Brands Home and Security, Inc.	1,369,181
2,563	Franklin Electric Company, Inc.	80,965
2,000	Fuji Electric Company, Ltd.	8,510
987	G & K Services, Inc.	69,732
764	Galliford Try plc	14,282
3,878	Gibraltar Industries, Inc.[a]	102,573
27,770	Granite Construction, Inc.	1,238,264
8,232	H&E Equipment Services, Inc.	166,533
1,150	Hackett Group, Inc.	17,112
1,000	Hankyu Hanshin Holdings, Inc.	6,339
31,672	Healthcare Services Group, Inc.	1,198,785
12,863	Heico Corporation	788,631
3,530	Herman Miller, Inc.	106,500
4,290	Hexcel Corporation	194,208
5,418	HNI Corporation	236,875
100	Hochtief AG	12,847
889	Honeywell International, Inc.	101,586
100	Hoshizaki Electric Company, Ltd.	8,392
1,323	Hub Group, Inc.[a]	50,962
2,540	Hubbell, Inc.	268,630
4,800	Huntington Ingalls Industries, Inc.	694,896
18,152	Huron Consulting Group, Inc.[a]	1,009,433
830	Illinois Tool Works, Inc.	86,752
600	Inaba Denki Sangyo Company, Ltd.	18,839
1,150	Ingersoll-Rand plc	75,371
3,260	Insperity, Inc.	172,030
820	Interface, Inc.	13,956
1,400	Intrum Justitia AB	50,325
7,300	ITOCHU Corporation	92,773
1,920	ITT Corporation	73,670
9,849	JB Hunt Transport Services, Inc.	816,285
3,430	KAR Auction Services, Inc.	128,968
4,035	Kforce, Inc.	76,705
2,700	KITZ Corporation	10,944
730	Knoll, Inc.	17,046
2,100	KONE Oyj	95,955
600	Koninklijke Boskalis Westminster NV	25,022
13,430	Korn/Ferry International	364,490
100	Kuehne & Nagel International AG	14,432
950	Landstar System, Inc.	62,273
2,380	Lincoln Electric Holdings, Inc.	149,155
5,745	Manpower, Inc.	442,537
16,900	Masco Corporation	518,999
3,900	Meggitt plc	23,448
9,920	Meritor, Inc.[a]	84,320
9,591	Middleby Corporation[a]	1,051,557
1,100	MIRAIT Holdings Corporation	9,642
300	Mitsubishi Corporation	5,043
1,000	Mitsuboshi Belting, Ltd.	7,909
2,120	MRC Global, Inc.[a]	29,638
8,104	MSA Safety, Inc.	389,721
1,500	MTR Corporation, Ltd.	7,416
2,750	Mueller Water Products, Inc.	29,563
6,752	Navigant Consulting, Inc.[a]	107,762
7,843	Nielsen Holdings plc	408,934
1,200	Nikkon Holdings Company, Ltd.	22,286
1,000	Nippon Express Company, Ltd.	4,563
1,900	Nitto Kogyo Corporation	30,082
1,622	Nordson Corporation	124,456
600	Norfolk Southern Corporation	54,066
2,360	Northrop Grumman Corporation	486,774
5,326	Old Dominion Freight Line, Inc.[a]	351,782
22,627	On Assignment, Inc.[a]	815,930
16,722	Oshkosh Corporation	816,870
22,594	PGT, Inc.[a]	236,559
17,902	Progressive Waste Solutions, Ltd.	576,623
15,875	Proto Labs, Inc.[a]	949,801
1,230	Quanex Building Products Corporation	23,173
890	Quanta Services, Inc.[a]	21,111
100	Randstad Holding NV	5,374
25,780	Raven Industries, Inc.	414,800
3,190	Raytheon Company	403,057
5,950	Resources Connection, Inc.	87,882

The accompanying Notes to Financial Statements are an integral part of this schedule.

6

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Shares	Common Stock (48.6%)	Value
Industrials (5.4%) - continued
2,050	Rexnord Corporation[a]	$44,690
200	Rieter Holding AG	41,458
8,979	Ritchie Brothers Auctioneers, Inc.	257,608
4,321	Rockwell Automation, Inc.	490,304
9,580	Rockwell Collins, Inc.	844,860
3,697	Roper Industries, Inc.	651,005
800	Ryder System, Inc.	55,136
324	Saft Groupe SA	10,066
13,504	Saia, Inc.[a]	390,536
1,600	Sanwa Holdings Corporation	12,414
3,800	SIG plc	7,535
300	Skanska AB	6,612
930	SkyWest, Inc.	21,855
50,610	Southwest Airlines Company	2,257,712
3,940	Spirit Aerosystems Holdings, Inc.[a]	185,771
800	Stericycle, Inc.[a]	76,448
700	Sumitomo Electric Industries, Ltd.	8,421
10,380	Swift Transportation Company[a]	172,516
11,234	Tennant Company	600,008
1,110	Tetra Tech, Inc.	32,634
2,776	Textron, Inc.	107,376
3,130	Toro Company	270,588
200	TOTO, Ltd.	6,782
22,410	TransUnion[a]	671,180
200	Travis Perkins plc	5,411
540	TrueBlue, Inc.[a]	10,093
4,809	Tyco International plc	185,243
680	UniFirst Corporation	73,698
3,130	United Continental Holdings, Inc.[a]	143,385
1,000	United Parcel Service, Inc.	105,070
10,521	United Rentals, Inc.[a]	704,171
2,599	Universal Forest Products, Inc.	199,213
2,896	Universal Truckload Services, Inc.	41,297
100	Vestas Wind Systems AS	7,158
5,270	WABCO Holdings, Inc.[a]	591,083
1,010	Wabtec Corporation	83,759
14,015	WageWorks, Inc.[a]	754,848
15,690	Waste Connections, Inc.	1,055,623
2,668	Watsco, Inc.	358,766
412	WSP Global, Inc.	13,860
18,470	Xylem, Inc.	771,677
950	YRC Worldwide, Inc.[a]	8,740
400	Yuasa Trading Company, Ltd.	8,989

	Total	46,071,088

Information Technology (10.1%)
960	Advanced Energy Industries, Inc.[a]	31,056
33,989	Agilent Technologies, Inc.	1,390,830
13,412	Akamai Technologies, Inc.[a]	683,878
3,720	Alliance Data Systems Corporation[a]	756,313
5,740	Alphabet, Inc., Class Aa	4,063,231
3,531	Alphabet, Inc., Class Ca	2,447,018
100	Amadeus IT Holding SA	4,560
16,222	Ambarella, Inc.[a]	666,724
9,080	Amkor Technology, Inc.[a]	51,847
24,341	Amphenol Corporation	1,358,958
590	Analog Devices, Inc.	33,229
1,893	ANSYS, Inc.[a]	171,828
46,209	Apple, Inc.	4,331,632
39,304	Applied Materials, Inc.	804,553
27,082	Arista Networks, Inc.[a]	1,804,203
5,160	ARRIS International plc[a]	117,493
12,890	Aspen Technology, Inc.[a]	490,207
180	AtoS	16,021
3,220	Avnet, Inc.	132,406
5,270	AVX Corporation	69,669
3,355	Belden, Inc.	211,835
1,410	Benchmark Electronics, Inc.[a]	27,382
1,380	Blackhawk Network Holdings, Inc.[a]	44,339
40,770	Booz Allen Hamilton Holding Corporation	1,124,029
15,950	Broadridge Financial Solutions, Inc.	954,448
54,115	Brocade Communications Systems, Inc.	520,045
8,626	Brooks Automation, Inc.	81,602
6,190	CA, Inc.	183,595
2,690	Cabot Microelectronics Corporation	112,684
6,774	CACI International, Inc.[a]	651,320
1,000	Canon, Inc.	27,963
16,238	Cavium, Inc.[a]	801,670
2,810	CDK Global, Inc.	133,672
5,690	CDW Corporation	219,065
1,280	Check Point Software Technologies, Ltd.[a]	106,074
23,067	Ciena Corporation[a]	388,218
8,900	Cirrus Logic, Inc.[a]	321,290
52,900	Cisco Systems, Inc.	1,454,221
830	Citrix Systems, Inc.[a]	67,927
20,756	Cognex Corporation	737,461
6,350	Cognizant Technology Solutions Corporation[a]	370,650
1,770	Coherent, Inc.[a]	165,318
5,990	CommVault Systems, Inc.[a]	262,182
540	comScore, Inc.[a]	16,535
2,800	Comtech Telecommunications Corporation	67,760
6,500	Convergys Corporation	172,250
14,510	CoreLogic, Inc.[a]	514,815
35,238	Criteo SA ADR[a]	1,469,072
18,026	Demandware, Inc.[a]	830,638
9,837	DST Systems, Inc.	1,187,129
2,470	EarthLink Holdings Corporation	14,351
15,150	eBay, Inc.[a]	370,115
4,917	Electro Rent Corporation	49,219
2,650	EMC Corporation	69,191
18,295	Envestnet, Inc.[a]	574,097
3,290	EVERTEC, Inc.	44,316
3,480	ExlService Holdings, Inc.[a]	168,397
4,487	F5 Networks, Inc.[a]	470,013
3,758	Fabrinet[a]	120,143
44,080	Facebook, Inc.[a]	5,182,926
8,722	FEI Company	776,432
39,540	Finisar Corporation[a]	650,828
29,990	FLIR Systems, Inc.	905,998
23,827	Fortinet, Inc.[a]	774,616
3,100	FUJIFILM Holdings NPV	127,250
5,940	Genpact, Ltd.[a]	165,667
5,240	Glu Mobile, Inc.[a]	13,991
36,973	Guidewire Software, Inc.[a]	2,106,352
2,710	Harmonic, Inc.[a]	9,377
800	Hitachi Kokusai Electric, Inc.	8,386
500	Hoya Corporation	19,147
7,710	HP, Inc.	94,602
3,562	IAC/InterActiveCorporation	165,063
10,128	Imperva, Inc.[a]	470,749
16,790	Intel Corporation	508,401
600	IT Holdings Corporation	14,179
500	ITOCHU Techno-Solutions Corporation	9,798
7,637	Ixia[a]	77,286
17,781	Juniper Networks, Inc.	416,075
200	Kyocera Corporation	9,924

The accompanying Notes to Financial Statements are an integral part of this schedule.

7

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Shares	Common Stock (48.6%)	Value
Information Technology (10.1%) - continued
5,740	Lam Research Corporation	$438,536
2,530	Liberty Tripadvisor Holdings, Inc.[a]	55,812
4,120	Linear Technology Corporation	183,258
3,220	Lionbridge Technologies, Inc.[a]	16,068
1,032	Littelfuse, Inc.	120,207
8,181	Manhattan Associates, Inc.[a]	495,278
8,360	Marvell Technology Group, Ltd.	83,433
4,606	Maxim Integrated Products, Inc.	164,526
940	MAXIMUS, Inc.	49,726
2,230	Methode Electronics, Inc.	66,298
30,340	Microsemi Corporation[a]	1,025,189
71,340	Microsoft Corporation	3,557,726
8,900	Mobileye NVa	339,535
18,349	Monolithic Power Systems, Inc.	1,145,345
400	Morningstar, Inc.	33,280
24,678	Nanometrics, Inc.[a]	440,749
23,950	National Instruments Corporation	660,301
1,000	NEC Networks & System Integration Corporation	15,509
383	Neopost SA	9,382
1,440	NETGEAR, Inc.[a]	61,056
8,002	Nice Systems, Ltd. ADR	510,928
400	NS Solutions Corporation	6,954
54,908	NVIDIA Corporation	1,950,881
10,987	NXP Semiconductors NVa	936,971
86,700	Oclaro, Inc.[a]	437,835
1,490	ON Semiconductor Corporation[a]	14,110
4,390	Oracle Corporation	174,985
5,143	Palo Alto Networks, Inc.[a]	775,924
34,910	Pandora Media, Inc.[a]	346,656
20,300	Paylocity Holding Corporation[a]	776,881
67,954	PayPal Holdings, Inc.[a]	2,662,438
19,963	Pegasystems, Inc.	526,824
3,568	Plantronics, Inc.	137,190
23,940	Polycom, Inc.[a]	286,083
15,379	Progress Software Corporation[a]	392,472
28,942	Proofpoint, Inc.[a]	1,686,161
6,140	PTC, Inc.[a]	223,864
12,954	QLIK Technologies, Inc.[a]	398,854
3,000	QUALCOMM, Inc.	151,560
540	Qualys, Inc.[a]	13,597
4,810	RealPage, Inc.[a]	105,772
9,270	Red Hat, Inc.[a]	680,140
53,260	Salesforce.com, Inc.[a]	4,037,108
960	ScanSource, Inc.[a]	39,053
6,779	ServiceNow, Inc.[a]	484,563
2,200	Shinko Electric Industries Company, Ltd.	12,220
4,190	ShoreTel, Inc.[a]	25,643
5,150	Symantec Corporation	85,722
11,373	Synopsys, Inc.[a]	540,445
100	TDK Corporation	5,851
820	Tech Data Corporation[a]	56,326
39,759	Teradyne, Inc.	751,843
2,150	Tessera Technologies, Inc.	61,748
2,000	Texas Instruments, Inc.	114,080
4,090	Trimble Navigation, Ltd.[a]	97,955
8,147	Tyler Technologies, Inc.[a]	1,192,802
8,601	Ultimate Software Group, Inc.[a]	1,690,871
100	United Internet AG	4,888
52,328	Virtusa Corporation[a]	1,859,737
44,780	Visa, Inc.	3,458,807
8,520	Xerox Corporation	81,792
44,610	Xilinx, Inc.	1,921,799

	Total	85,719,281

Materials (2.1%)
8,083	Agnico Eagle Mines, Ltd.	381,598
100	Air Liquide SA	11,342
900	Albemarle Corporation	59,544
42,357	Alcoa, Inc.	473,128
2,053	American Vanguard Corporation[a]	33,977
4,859	Avery Dennison Corporation	352,812
5,972	Axalta Coating Systems, Ltd.[a]	170,023
6,708	Balchem Corporation	411,603
6,762	Ball Corporation	482,671
45,093	Barrick Gold Corporation	873,451
7,900	BHP Billiton, Ltd.	123,374
2,300	BillerudKorsnas AB	35,768
570	Boise Cascade Company[a]	11,896
2,600	Boral, Ltd.	12,655
700	Buzzi Unicem SPA	13,296
6,940	Cabot Corporation	338,603
450	Carpenter Technology Corporation	15,934
57	CCL Industries, Inc.	10,437
6,671	Celanese Corporation	471,640
23,226	Chemtura Corporation[a]	646,844
1,689	Clearwater Paper Corporation[a]	100,901
1,220	Continental Building Products, Inc.[a]	23,924
17,364	Crown Holdings, Inc.[a]	919,597
3,900	Daicel Corporation	48,719
1,300	Dow Chemical Company	68,393
1,687	Eagle Materials, Inc.	125,040
3,900	Eastman Chemical Company	297,882
31,310	Eldorado Gold Corporation	131,815
200	Evonik Industries AG	6,346
1,600	Ferroglobe plc	16,304
18,850	FMC Corporation	815,451
35,017	Freeport-McMoRan, Inc.	490,238
30,707	Goldcorp, Inc.	618,746
4,180	Graphic Packaging Holding Company	55,510
700	Hexpol AB	7,245
490	Innophos Holdings, Inc.	18,110
1,856	Innospec, Inc.	89,756
20,728	International Paper Company	896,901
400	JFE Holdings, Inc.	5,613
54,051	Kinross Gold Corporation[a]	308,091
730	Koppers Holdings, Inc.[a]	18,345
100	LafargeHolcim, Ltd.[a]	5,078
2,200	Martin Marietta Materials, Inc.	372,306
550	Materion Corporation	15,944
1,101	Minerals Technologies, Inc.	65,950
3,700	Mitsubishi Chemical Holdings Corporation	19,309
1,000	Mitsubishi Gas Chemical Company, Inc.	5,484
9,900	Mosaic Company	277,101
5,654	Myers Industries, Inc.	76,216
23,568	Newmont Mining Corporation	824,173
200	Nippon Shokubai Company, Ltd.	10,359
1,200	Nippon Steel & Sumitomo Metal Corporation	24,969
4,157	Norsk Hydro ASA	18,087
700	Novozymes AS	33,573
2,000	Oji Holdings Corporation	8,213
9,480	Olin Corporation	206,569
2,700	OMNOVA Solutions, Inc.[a]	19,305
28,797	Owens-Illinois, Inc.[a]	531,593
12,220	Packaging Corporation of America	792,834
1,720	PolyOne Corporation	61,886
1,940	Rayonier Advanced Materials, Inc.	19,885
2,300	Reliance Steel & Aluminum Company	170,131
207	Rio Tinto, Ltd.	8,077

The accompanying Notes to Financial Statements are an integral part of this schedule.

8

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Shares	Common Stock (48.6%)	Value
Materials (2.1%) - continued
2,913	Royal Gold, Inc.	$182,412
3,300	RPM International, Inc.	166,749
1,500	Schnitzer Steel Industries, Inc.	30,930
7,426	Scotts Miracle-Gro Company	525,612
8,952	Sealed Air Corporation	423,967
13,725	Silver Wheaton Corporation	287,539
7,460	Sonoco Products Company	349,799
35,791	Steel Dynamics, Inc.	902,291
2,180	Stillwater Mining Company[a]	26,596
1,000	Sumitomo Seika Chemicals Company, Ltd.	4,805
23,975	Teck Resources, Ltd.	293,694
1,000	Tosoh Corporation	4,571
200	Umicore SA	9,984
2,300	UPM-Kymmene Oyj	44,027
4,410	Vulcan Materials Company	474,648
12,345	Westrock Company	516,638
45,386	Yamana Gold, Inc.	224,661
2,226	Yara International ASA	89,036

	Total	18,118,524

Telecommunications Services (0.3%)
11,930	AT&T, Inc.	463,123
906	BCE, Inc.	42,487
7,430	Cincinnati Bell, Inc.[a]	28,383
2,100	Elisa Oyj	78,523
1,210	FairPoint Communications, Inc.[a]	16,045
2,000	Freenet AG	61,223
1,620	General Communication, Inc.[a]	27,378
5,200	Inteliquent, Inc.	86,268
24,963	KCOM Group plc	37,751
8,529	Level 3 Communications, Inc.[a]	445,726
2,000	Orange SA	33,228
6,778	ORBCOMM, Inc.[a]	67,170
800	Proximus SA	26,963
10,349	SBA Communications Corporation[a]	1,066,361
3,200	Telefonica Deutschland Holding AG	16,282
4,214	Verizon Communications, Inc.	214,661
19,900	Vonage Holdings Corporation[a]	92,933

	Total	2,804,505

Utilities (0.8%)
1,110	Ameren Corporation	53,280
3,550	American States Water Company	147,999
3,800	Aqua America, Inc.	120,308
1,550	Artesian Resources Corporation	41,835
10,130	Avista Corporation	405,909
3,680	California Water Service Group	102,782
6,250	CenterPoint Energy, Inc.	134,063
270	Chesapeake Utilities Corporation	16,070
400	Chubu Electric Power Company, Inc.	5,269
1,310	Consolidated Water Company, Ltd.	18,196
11,520	Edison International, Inc.	814,579
15,300	Electricidade de Portugal SA	54,393
3,287	FirstEnergy Corporation	107,123
6,050	Great Plains Energy, Inc.	188,942
1,400	Kansai Electric Power Company, Inc.[a]	12,330
12,110	MDU Resources Group, Inc.	242,927
660	Middlesex Water Company	24,143
1,600	New Jersey Resources Corporation	57,088
11,220	PG&E Corporation	653,004
994	PNM Resources, Inc.	31,490
3,970	Portland General Electric Company	157,688
10,920	Public Service Enterprise Group, Inc.	503,740
8,800	Redes Energeticas Nacionais SGPS SA	26,392
1,870	Renewable Energy Group, Inc.[a]	18,176
13,150	Southern Company	658,815
2,499	Southwest Gas Corporation	162,210
9,395	Spire, Inc.	600,904
11,599	Talen Energy Corporation[a]	135,244
1,000	Toho Gas Company, Ltd.	6,828
1,000	Tohoku Electric Power Company, Inc.	12,785
1,200	Tokyo Electric Power Company, Inc.[a]	6,427
3,140	UGI Corporation	126,354
3,500	United Utilities Group plc	48,129
391	Unitil Corporation	15,452
7,530	Vectren Corporation	367,841
300	Veolia Environnement SA	7,370
2,730	WEC Energy Group, Inc.	158,913
3,230	Westar Energy, Inc.	166,700

	Total	6,411,698

	Total Common Stock (cost $381,862,752)	411,738,027

Shares	Registered Investment Companies (40.8%)	Value
Affiliated Equity Holdings (37.2%)
6,928,175	Thrivent Large Cap Growth Fund	59,720,864
1,137,651	Thrivent Large Cap Stock Fund	27,690,421
2,650,742	Thrivent Large Cap Value Fund	49,754,434
2,312,069	Thrivent Mid Cap Stock Fund	50,125,647
11,061,524	Thrivent Partner Worldwide Allocation Fund	104,310,172
1,211,561	Thrivent Small Cap Stock Fund	23,286,202

	Total	314,887,740

Affiliated Fixed Income Holdings (1.9%)
1,161,789	Thrivent High Yield Fund	5,402,318
420,015	Thrivent Income Fund	3,822,141
531,064	Thrivent Limited Maturity Bond Fund	6,585,188

	Total	15,809,647

Equity Funds/ETFs (1.7%)
3,600	iShares MSCI EAFE Index Fund	210,348
24,791	iShares Russell 2000 Growth Index Fund	3,323,729
13,781	iShares Russell 2000 Index Fund	1,548,433
6,730	iShares Russell 2000 Value Index Fund	640,562
3,550	Market Vectors Oil Service ETF	106,642
13,330	Materials Select Sector SPDR Fund	627,843
33,924	SPDR S&P 500 ETF Trust	6,998,521
16,651	SPDR S&P Biotech ETF	898,655
1,380	SPDR S&P MidCap 400 ETF Trust	366,873

	Total	14,721,606

	Total Registered Investment Companies (cost $294,940,936)	345,418,993

The accompanying Notes to Financial Statements are an integral part of this schedule.

9

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (3.2%)	Value
Asset-Backed Securities (0.1%)
	Renaissance Home Equity Loan Trust
$640,519	6.011%, 5/25/2036[c]	$435,332

	Total	435,332

Collateralized Mortgage Obligations (<0.1%)
	MASTR Alternative Loans Trust
45,709	0.889%, 12/25/2035[d]	21,621
	Residential Asset Securitization Trust
70,348	0.819%, 8/25/2037[d]	19,283
	Sequoia Mortgage Trust
119,507	3.468%, 9/20/2046	95,666
	WaMu Mortgage Pass Through Certificates
56,866	2.448%, 9/25/2036	51,160
82,779	2.457%, 10/25/2036	71,432

	Total	259,162

Mortgage-Backed Securities (1.3%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
750,000	3.000%, 5/1/2031[e]	784,336
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
750,000	4.000%, 5/1/2046[e]	800,859
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
950,000	2.500%, 5/1/2031[e]	976,292
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
5,100,000	3.500%, 5/1/2046[e]	5,344,641
1,625,000	4.000%, 5/1/2046[e]	1,735,925
1,225,000	4.500%, 5/1/2046[e]	1,333,767

	Total	10,975,820

U.S. Government and Agencies (1.8%)
	U.S. Treasury Bonds
2,550,000	3.625%, 2/15/2044	3,067,273
	U.S. Treasury Bonds, TIPS
1,995,680	0.625%, 1/15/2026	2,095,801
	U.S. Treasury Notes
600,000	0.875%, 11/15/2017	601,477
75,000	0.875%, 3/31/2018	75,146
2,800,000	0.750%, 2/15/2019	2,788,954
575,000	1.500%, 10/31/2019	583,984
2,700,000	1.875%, 6/30/2020	2,776,675
250,000	2.125%, 9/30/2021	259,658
3,000,000	2.250%, 11/15/2024	3,119,649

	Total	15,368,617

	Total Long-Term Fixed Income (cost $26,472,565)	27,038,931

Shares or Principal Amount	Short-Term Investments (8.7%)[f]	Value
	Federal Home Loan Bank Discount Notes
10,000,000	0.282%, 5/2/2016	10,000,000
2,000,000	0.250%, 5/3/2016	1,999,986
2,000,000	0.250%, 5/10/2016	1,999,888
6,600,000	0.258%, 5/11/2016	6,599,584
1,000,000	0.260%, 5/17/2016	999,896
300,000	0.250%, 5/25/2016	299,952
2,000,000	0.290%, 6/10/2016	1,999,382
6,000,000	0.300%, 6/13/2016[g]	5,998,002
3,000,000	0.280%, 6/20/2016	2,998,836
6,000,000	0.280%, 6/21/2016	5,997,624
9,000,000	0.285%, 6/22/2016	8,996,364
2,800,000	0.280%, 6/24/2016	2,798,824
6,800,000	0.337%, 7/20/2016[g]	6,795,226
2,000,000	0.340%, 7/22/2016	1,998,560
2,600,000	0.335%, 7/29/2016	2,597,967
	Federal Home Loan Mortgage Corporation Discount Notes
3,300,000	0.400%, 7/25/2016[g]	3,297,535
	Federal National Mortgage Association Discount Notes
2,000,000	0.240%, 5/6/2016	1,999,944
5,000,000	0.334%, 6/8/2016[g]	4,998,535
1,000,000	0.400%, 7/25/2016[g]	999,253

	Total Short-Term Investments (cost $73,372,613)	73,375,358

	Total Investments (cost $776,648,866) 101.3%	$857,571,309

	Other Assets and Liabilities, Net (1.3%)	(11,231,848)

	Total Net Assets 100.0%	$846,339,461

a	Non-income producing security.
b

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of April 29, 2016, the value of these investments was $9,943 or 0.0% of total net assets.

c	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of April 29, 2016.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of April 29, 2016.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
g	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

The accompanying Notes to Financial Statements are an integral part of this schedule.

10

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Bank Loans (1.0%)[a]	Value
Basic Materials (0.1%)
	Alpha Natural Resources, Inc., Term Loan
$125,000	0.000%, 5/22/2020[b,c,d]	$40,391
	Fortescue Metals Group, Ltd., Term Loan
403,907	4.250%, 6/30/2019[b,c]	380,064
	Ineos US Finance, LLC, Term Loan
612,117	3.750%, 12/15/2020	605,231
	NewPage Corporation, Delayed Draw
98,000	11.000%, 7/26/2017	84,770
	NewPage Corporation, Term Loan
98,000	10.136%, 7/26/2017	82,810
487,000	0.000%, 2/11/2021[d]	68,789
	Tronox Pigments BV, Term Loan
302,136	4.500%, 3/19/2020	291,392

	Total	1,553,447

Capital Goods (<0.1%)
	Accudyne Industries, LLC, Term Loan
181,785	4.000%, 12/13/2019	163,267

	Total	163,267

Communications Services (0.3%)
	Birch Communication Inc., Term Loan
332,295	7.750%, 7/17/2020[b,c]	284,112
	Cengage Learning Acquisitions, Term Loan
409,954	7.000%, 3/31/2020	407,465
	Fairpoint Communications, Term Loan
314,066	7.500%, 2/14/2019	312,103
	Grande Communications Networks, LLC, Term Loan
320,934	4.500%, 5/29/2020	315,051
	Hargray Communications Group, Inc., Term Loan
310,150	5.250%, 6/26/2019	308,987
	Integra Telecom Holdings, Inc., Term Loan
200,605	5.250%, 8/14/2020	191,577
92,618	9.750%, 2/12/2021	87,362
	Intelsat Jackson Holdings SA, Term Loan
98,469	3.750%, 6/30/2019	92,241
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
735,000	4.500%, 1/7/2022	701,315
	LTS Buyer, LLC, Term Loan
321,136	4.000%, 4/13/2020	320,012
17,077	8.000%, 4/12/2021	16,907
	McGraw-Hill Global Education Holdings, LLC, Term Loan
283,981	6.250%, 3/22/2019	283,745
	NEP Broadcasting, LLC, Term Loan
31,429	10.000%, 7/22/2020	28,993
	NEP/NCP Holdco, Inc., Term Loan
411,441	4.250%, 1/22/2020	388,297
	NTelos, Inc., Term Loan
159,225	5.750%, 11/9/2019	158,827
	Numericable US, LLC, Term Loan
425,000	5.000%, 1/8/2024	426,505
	Syniverse Holdings, Inc., Term Loan
284,945	4.000%, 4/23/2019	227,956
	TNS, Inc., Term Loan
190,336	5.000%, 2/14/2020	188,433
	Univision Communications, Inc., Term Loan
384,214	4.000%, 3/1/2020	383,595
	WideOpenWest Finance, LLC, Term Loan
204,518	4.500%, 4/1/2019	203,326
	WMG Acquisition Corporation, Term Loan
124,680	0.000%, 7/1/2020[b,c]	123,099
	XO Communications, LLC, Term Loan
137,200	4.250%, 3/20/2021	137,000
	Yankee Cable Acquisition, LLC, Term Loan
249,738	4.250%, 3/1/2020	249,816

	Total	5,836,724

Consumer Cyclical (0.2%)
	Amaya BV, Term Loan
563,919	5.000%, 8/1/2021	538,898
	Burlington Coat Factory Warehouse Corporation, Term Loan
283,862	4.250%, 8/13/2021	284,512
	Ceridian HCM Holding, Inc., Term Loan
174,896	4.500%, 9/15/2020	167,318
	Golden Nugget, Inc., Delayed Draw
61,215	5.500%, 11/21/2019	61,254
	Golden Nugget, Inc., Term Loan
142,835	5.500%, 11/21/2019	142,925
	IMG Worldwide, Inc., Term Loan
296,977	5.250%, 5/6/2021	296,309
155,000	8.250%, 5/6/2022	150,931
	J.C. Penney Corporation, Inc., Term Loan
155,272	6.000%, 5/22/2018	155,515
	Jack Ohio Finance, LLC, Term Loan
210,847	5.000%, 6/20/2019	199,952
	Marina District Finance Company, Inc., Term Loan
253,773	6.500%, 8/15/2018	253,456
	Mohegan Tribal Gaming Authority, Term Loan
335,166	5.500%, 6/15/2018	332,930
	Scientific Games International, Inc., Term Loan
166,591	6.000%, 10/18/2020	163,806
342,854	6.000%, 10/1/2021[b,c]	337,121

	Total	3,084,927

Consumer Non-Cyclical (0.1%)
	Albertson’s, LLC, Term Loan
596,162	5.500%, 3/21/2019	596,907
84,788	5.500%, 12/21/2022	85,035
	Catalina Marketing Corporation, Term Loan
132,637	4.500%, 4/9/2021	111,913

The accompanying Notes to Financial Statements are an integral part of this schedule.

11

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Bank Loans (1.0%)[a]	Value
Consumer Non-Cyclical (0.1%) - continued
	Endo Luxembourg Finance I Co Sarl, Term Loan
$458,850	3.750%, 9/26/2022	$457,129
	Mallinckrodt International Finance SA, Term Loan
99,747	3.500%, 3/19/2021	98,333
	Ortho-Clinical Diagnostics, Inc., Term Loan
411,835	4.750%, 6/30/2021	389,551
	Supervalu, Inc., Term Loan
424,587	4.500%, 3/21/2019	419,611
	Valeant Pharmaceuticals International, Inc., Term Loan
608,241	5.000%, 4/1/2022[b,c]	592,427

	Total	2,750,906

Energy (0.1%)
	Altice US Finance I Corporation, Term Loan
248,793	4.250%, 12/14/2022	248,419
	Arch Coal, Inc., Term Loan
734,346	7.500%, 5/16/2018[b,c,d]	306,590
	Energy Solutions, LLC, Term Loan
154,746	6.750%, 5/29/2020	150,104
	Expro Holdings UK 2, Ltd., Term Loan
295,500	5.750%, 9/2/2021	214,238
	Houston Fuel Oil Terminal, LLC, Term Loan
342,630	4.250%, 8/19/2021	328,925
	McJunkin Red Man Corporation, Term Loan
174,884	4.750%, 11/8/2019	169,492
	Pacific Drilling SA, Term Loan
209,088	4.500%, 6/3/2018	59,851
	Targa Resources Partners, LP, Term Loan
46,512	5.750%, 2/27/2022	44,186

	Total	1,521,805

Financials (0.1%)
	DJO Finance, LLC, Term Loan
253,088	4.250%, 6/7/2020	245,811
	Harland Clarke Holdings Corporation, Term Loan
66,062	6.000%, 8/4/2019	64,675
	MoneyGram International, Inc., Term Loan
337,031	4.250%, 3/27/2020	317,652
	WaveDivision Holdings, LLC, Term Loan
249,356	4.000%, 10/15/2019	248,628

	Total	876,766

Technology (0.1%)
	Avago Technologies Cayman Finance, Ltd., Term Loan
560,000	4.250%, 2/1/2023[b,c]	560,101
	First Data Corporation, Term Loan
295,000	3.939%, 9/24/2018	295,186
598,072	4.439%, 3/24/2021[b,c]	599,315
	Micron Technology, Inc., Term Loan
80,000	0.000%, 4/15/2022[b,c]	80,275
	ON Semiconductor Corporation, Term Loan
405,000	5.250%, 3/31/2023	406,604
	Western Digital Corporation, Term Loan
455,000	0.000%, 3/16/2023[b,c]	444,003
	Zayo Group, LLC, Term Loan
301,952	4.500%, 5/6/2021	303,613

	Total	2,689,097

Transportation (<0.1%)
	OSG Bulk Ships, Inc., Term Loan
299,753	5.250%, 8/5/2019[b,c]	284,016
	XPO Logistics, Inc., Term Loan
249,375	0.000%, 11/1/2021[b,c]	250,310
	Total	534,326

Utilities (<0.1%)
	Calpine Corporation, Term Loan
365,556	4.000%, 10/9/2019	365,647
	Intergen NV, Term Loan
204,225	5.500%, 6/15/2020	179,208

	Total	544,855

	Total Bank Loans (cost $21,014,546)	19,556,120

Shares	Registered Investment Companies (45.8%)	Value
Affiliated Equity Holdings (38.2%)
15,413,729	Thrivent Large Cap Growth Fund	132,866,347
4,059,972	Thrivent Large Cap Stock Fund	98,819,711
8,662,899	Thrivent Large Cap Value Fund	162,602,609
5,080,309	Thrivent Mid Cap Stock Fund	110,141,106
21,293,565	Thrivent Partner Worldwide
	Allocation Fund	200,798,317
1,622,012	Thrivent Small Cap Stock Fund	31,175,071

	Total	736,403,161

Affiliated Fixed Income Holdings (5.7%)
3,923,320	Thrivent High Yield Fund	18,243,437
6,310,559	Thrivent Income Fund	57,426,084
2,741,531	Thrivent Limited Maturity Bond Fund	33,994,985

	Total	109,664,506

Equity Funds/ETFs (1.2%)
4,600	iShares MSCI EAFE Index Fund	268,778
25,649	iShares Russell 2000 Growth Index Fund	3,438,761
22,861	iShares Russell 2000 Index Fund	2,568,662
8,740	iShares Russell 2000 Value Index Fund	831,873
4,610	Market Vectors Oil Service ETF	138,484
17,320	Materials Select Sector SPDR Fund	815,772
57,336	SPDR S&P 500 ETF Trust	11,828,417
17,798	SPDR S&P Biotech ETF	960,558

The accompanying Notes to Financial Statements are an integral part of this schedule.

12

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Shares	Registered Investment Companies (45.8%)	Value
Equity Funds/ETFs (1.2%) - continued
3,490	SPDR S&P MidCap 400 ETF Trust	$927,817

	Total	21,779,122

Fixed Income Funds/ETFs (0.7%)
13,000	iShares Barclays 1-3 Year Credit Bond Fund	1,373,060
99,945	iShares iBoxx $ Investment Grade Corporate Bond ETF	12,026,382

	Total	13,399,442

	Total Registered Investment Companies (cost $761,023,124)	881,246,231

Shares	Common Stock (33.5%)	Value
Consumer Discretionary (4.3%)
24,501	Aaron’s, Inc.	642,171
1,400	Aisan Industry Company, Ltd.	10,367
7,520	Amazon.com, Inc.[e]	4,960,117
7,640	American Public Education, Inc.[e]	176,942
10,380	Ascena Retail Group, Inc.[e]	91,448
2,720	AutoZone, Inc.[e]	2,081,426
200	Bayerische Motoren Werke AG	15,924
15,480	Bed Bath & Beyond, Inc.[e]	730,966
3,100	Berkeley Group Holdings plc	135,844
3,920	Best Buy Company, Inc.	125,754
1,700	Betsson ABe	23,011
5,180	Big 5 Sporting Goods Corporation	62,626
12,760	Big Lots, Inc.	585,174
1,680	BJ’s Restaurants, Inc.[e]	74,928
12,490	Bloomin’ Brands, Inc.	233,563
6,280	BorgWarner, Inc.	225,578
4,150	Boyd Gaming Corporation[e]	77,356
400	Brembo SPA	21,521
1,100	Bridgestone Corporation	40,488
24,851	Brunswick Corporation	1,193,594
940	Buffalo Wild Wings, Inc.[e]	125,640
1,400	Bunzl plc	41,787
16,002	Burlington Stores, Inc.[e]	911,634
14,730	Caleres, Inc.	371,343
21,510	Callaway Golf Company	200,903
2,000	Calsonic Kansei Corporation	13,660
10,786	Cedar Fair, LP	626,343
10,820	Cheesecake Factory, Inc.	551,928
13,640	Children’s Place, Inc.	1,062,692
4,490	Chuy’s Holdings, Inc.[e]	137,125
47,970	Cinemark Holdings, Inc.	1,662,160
3,700	Cineworld Group plc	28,018
4,880	ClubCorp Holdings, Inc.	65,148
68,230	Comcast Corporation	4,145,655
800	Compass Group plc	14,247
28,340	Core-Mark Holding Company, Inc.	2,314,244
11,947	CSS Industries, Inc.	334,038
15,301	Culp, Inc.	401,498
400	Daimler AG	27,871
31,190	Dana Holding Corporation	403,287
9,700	Debenhams plc	11,140
17,530	Delphi Automotive plc	1,290,734
4,200	Denso Corporation	159,647
5,340	DeVry Education Group, Inc.	92,649
49,458	Discovery Communications, Inc.[e]	1,350,698
17,430	DISH Network Corporation[e]	859,125
9,630	Dollar General Corporation	788,793
22,797	Dollar Tree, Inc.[e]	1,817,149
6,182	Domino’s Pizza, Inc.	747,280
13,020	DSW, Inc.	319,901
5,700	EDION Corporation	46,120
18,003	Ethan Allen Interiors, Inc.	612,822
2,400	Eutelsat Communications	74,565
6,897	Expedia, Inc.	798,466
15,245	Finish Line, Inc.	301,089
16,260	Ford Motor Company	220,486
6,876	Fossil, Inc.[e]	278,478
3,900	Fuji Heavy Industries, Ltd.	128,056
5,000	General Motors Company	159,000
25,540	Gentex Corporation	409,662
28,553	G-III Apparel Group, Ltd.[e]	1,292,023
5,000	Gunze, Ltd.	13,972
1,400	Hakuhodo Dy Holdings, Inc.	15,783
24,218	Harley-Davidson, Inc.	1,158,347
12,632	Harman International Industries, Inc.	969,632
16,238	Haverty Furniture Companies, Inc.	303,163
300	Hennes & Mauritz AB	10,683
19,230	Home Depot, Inc.	2,574,705
6,000	Honda Motor Company, Ltd.	161,915
25,540	Houghton Mifflin Harcourt Company[e]	523,825
600	Iida Group Holdings Company, Ltd.	11,206
5,600	Inchcape plc	55,547
10,830	Interpublic Group of Companies, Inc.	248,440
900	Intertek Group plc	42,935
1,000	Isuzu Motors, Ltd.	10,700
10,560	Jack in the Box, Inc.	713,328
18,957	Kate Spade & Company[e]	487,764
23,530	Krispy Kreme Doughnuts, Inc.[e]	409,657
6,636	L Brands, Inc.	519,532
16,713	Las Vegas Sands Corporation	754,592
15,283	La-Z-Boy, Inc.	395,371
6,600	Lear Corporation	759,858
16,570	Liberty Interactive Corporation[e]	434,134
337	Linamar Corporation	14,593
4,128	Lithia Motors, Inc.	342,707
24,410	LKQ Corporation[e]	782,340
20,740	Lowe’s Companies, Inc.	1,576,655
300	LVMH Moet Hennessy Louis Vuitton SE	49,984
7,130	Macy’s, Inc.	282,277
1,600	Marks and Spencer Group plc	9,925
21,828	MDC Partners, Inc.	441,799
9,240	New Media Investment Group, Inc.	148,302
38,770	Newell Brands, Inc.	1,765,586
11,620	News Corporation	144,320
29,630	NIKE, Inc.	1,746,392
1,900	Nissan Motor Company, Ltd.	16,861
2,700	NOK Corporation	44,749
800	Nokian Renkaat Oyj	29,549
24,631	Nord Anglia Education, Inc.[e]	522,916
72,690	Nutrisystem, Inc.	1,600,634
5,520	O’Reilly Automotive, Inc.[e]	1,449,994
20,953	Oxford Industries, Inc.	1,391,698
100	Paddy Power plc	13,440
2,000	PanaHome Corporation	15,595
20,750	Papa John’s International, Inc.	1,174,242
46,484	Papa Murphy’s Holdings, Inc.[e]	583,839
10,357	Penn National Gaming, Inc.[e]	167,058
6,000	Persimmon plc	174,517
500	ProSiebenSat.1 Media AG	25,543
24,340	PulteGroup, Inc.	447,613
19,198	PVH Corporation	1,835,329
4,241	Ralph Lauren Corporation	395,304
10,980	Rent-A-Center, Inc.	161,406
5,846	Restoration Hardware Holdings, Inc.[e]	252,956

The accompanying Notes to Financial Statements are an integral part of this schedule.

13

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Shares	Common Stock (33.5%)	Value
Consumer Discretionary (4.3%) - continued
7,000	Retailmenot, Inc.[e]	$59,010
200	Rightmove plc	11,303
38,144	Ross Stores, Inc.	2,165,816
12,140	Ruth’s Hospitality Group, Inc.	192,783
22,580	Sally Beauty Holdings, Inc.[e]	709,012
9,690	Scripps Networks Interactive, Inc.	604,171
1,400	Sekisui House, Ltd.	24,309
7,750	Select Comfort Corporation[e]	191,270
11,840	Service Corporation International	315,773
1,400	SHOWA Corporation	12,156
5,590	Signet Jewelers, Ltd.	606,850
8,161	Skechers USA, Inc.[e]	269,721
1,230	Snap-On, Inc.	195,914
2,000	Sports Direct International plc[e]	11,283
11,044	Sportsman’s Warehouse Holdings, Inc.[e]	125,681
600	Stanley Electric Company, Ltd.	12,199
52,360	Staples, Inc.	534,072
3,900	Star Entertainment Group, Ltd.	16,653
36,130	Starbucks Corporation	2,031,590
20,446	Stein Mart, Inc.	148,029
3,900	Sumitomo Forestry Company, Ltd.	45,027
2,400	Sumitomo Rubber Industries, Ltd.	36,537
200	Swatch Group AG	13,381
4,620	Tailored Brands, Inc.	80,480
500	Tamron Company, Ltd.	8,083
4,500	Tatts Group, Ltd.	12,823
13,100	Taylor Wimpey plc	35,338
9,630	Tempur-Pedic International, Inc.[e]	584,252
8,777	Tenneco, Inc.[e]	467,814
27,510	Time, Inc.	404,397
900	Tokai Rika Company, Ltd.	16,664
55,855	Toll Brothers, Inc.[e]	1,524,841
4,760	Tower International, Inc.	109,242
1,700	Toyota Motor Corporation	86,173
52,774	Tuesday Morning Corporation[e]	458,078
4,150	Twenty-First Century Fox, Inc., Class B	124,998
3,720	Twenty-First Century Fox, Inc., Class A	112,567
3,600	UBM plc	29,994
2,423	Ulta Salon Cosmetics & Fragrance, Inc.[e]	504,662
5,587	Under Armour, Inc., Class Ae	245,493
5,587	Under Armour, Inc., Class Ce	227,950
800	USS Company, Ltd.	12,655
5,980	Vail Resorts, Inc.	775,247
60	Valora Holding AG	14,655
19,580	Vera Bradley, Inc.[e]	343,433
8,192	VF Corporation	516,506
6,030	Vitamin Shoppe, Inc.[e]	165,041
2,000	Wacoal Holdings Corporation	24,115
3,700	WH Smith plc	90,643
500	Whitbread plc	28,341
1,250	Williams-Sonoma, Inc.	73,475
3,400	Wolters Kluwer NV	129,516
3,060	Wolverine World Wide, Inc.	57,987
3,400	WPP plc	79,433
6,920	Wyndham Worldwide Corporation	490,974
3,300	Yokohama Rubber Company, Ltd.	55,323
10,040	Yum! Brands, Inc.	798,782
18,384	Zoe’s Kitchen, Inc.[e]	689,216

	Total	82,600,845

Consumer Staples (1.6%)
300	AarhusKarlshamn AB	22,689
32,550	Altria Group, Inc.	2,041,211
36,410	Aramark	1,220,099
7,190	Archer-Daniels-Midland Company	287,169
24,800	Avon Products, Inc.	116,808
2,600	Axfood AB	48,207
10,000	Blue Buffalo Pet Products, Inc.[e]	247,600
324	Boston Beer Company, Inc.[e]	50,570
700	British American Tobacco plc	42,681
4,890	Brown-Forman Corporation	471,005
12,650	Campbell Soup Company	780,631
11,702	Casey’s General Stores, Inc.	1,310,624
49,370	Coca-Cola Company	2,211,776
3,800	Coca-Cola HBC AG	77,893
36,540	CVS Health Corporation	3,672,270
88,050	Flowers Foods, Inc.	1,687,038
4,390	General Mills, Inc.	269,283
7,179	Hain Celestial Group, Inc.[e]	300,513
800	Henkel AG & Company KGaA	81,380
9,960	Hershey Company	927,376
9,220	Hormel Foods Corporation	355,431
6,145	Imperial Brands plc	334,125
7,740	Ingredion, Inc.	890,797
800	Jeronimo Martins SGPS SA	13,098
3,970	Kimberly-Clark Corporation	497,004
11,500	Koninklijke Ahold NV	250,405
300	KOSE Corporation	27,439
7,170	Kroger Company	253,746
3,250	Lancaster Colony Corporation	378,625
1,680	McCormick & Company, Inc.	157,550
6,960	Molson Coors Brewing Company	665,585
33,420	Mondelez International, Inc.	1,435,723
12,606	Monster Beverage Corporation[e]	1,818,037
2,400	Nestle SA	179,135
1,000	Nippon Meat Packers, Inc.	22,289
2,720	Omega Protein Corporation[e]	50,565
5,660	PepsiCo, Inc.	582,754
8,229	Philip Morris International, Inc.	807,429
47,890	Pinnacle Foods, Inc.	2,039,635
2,190	Snyder’s-Lance, Inc.	70,014
22,828	SpartanNash Company	632,336
1,000	Suedzucker AG	17,658
400	Sugi Holdings Company, Ltd.	19,339
2,700	Swedish Match AB	85,757
3,490	Tyson Foods, Inc.	229,712
15,989	United Natural Foods, Inc.[e]	570,328
6,860	Universal Corporation	374,213
62,060	WhiteWave Foods Company[e]	2,495,433
1,937	Woolworths, Ltd.	32,414

	Total	31,153,399

Energy (5.4%)
36,105	Archrock, Inc.	355,634
27,222	Atwood Oceanics, Inc.	262,964
110,513	Baker Hughes, Inc.	5,344,409
71,360	BP plc	393,151
8,307	Bristow Group, Inc.	190,396
95,968	Callon Petroleum Company[e]	1,008,624
135,886	Canadian Natural Resources, Ltd.	4,079,298
97,282	Chevron Corporation	9,940,275
17,440	Cimarex Energy Company	1,898,867
4,700	Clayton Williams Energy, Inc.[e]	85,211
440,340	Cobalt International Energy, Inc.[e]	1,422,298
36,012	Concho Resources, Inc.[e]	4,183,514
51,610	Continental Resources, Inc.[e]	1,922,989
16,780	Delek US Holdings, Inc.	266,634
20,830	Devon Energy Corporation	722,384

The accompanying Notes to Financial Statements are an integral part of this schedule.

14

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Shares	Common Stock (33.5%)	Value
Energy (5.4%) - continued
10,130	Diamond Offshore Drilling, Inc.	$245,754
12,752	Diamondback Energy, Inc.[e]	1,104,068
52,625	Ensco plc	629,395
81,524	EOG Resources, Inc.	6,735,513
17,350	EP Energy Corporation[e]	85,188
87,702	EQT Corporation	6,147,910
36,100	Exxon Mobil Corporation	3,191,240
17,480	FMC Technologies, Inc.[e]	532,965
10,840	Green Plains, Inc.	196,204
7,980	Gulfport Energy Corporation[e]	249,774
37,260	Halliburton Company	1,539,211
9,646	Helmerich & Payne, Inc.	637,793
22,926	HollyFrontier Corporation	816,166
333,777	Marathon Oil Corporation	4,702,918
157,461	Marathon Petroleum Corporation	6,153,576
35,700	Nabors Industries, Ltd.	349,860
3,195	Noble Energy, Inc.	115,371
44,957	Oasis Petroleum, Inc.[e]	435,633
5,870	Oceaneering International, Inc.	215,135
12,190	Oil States International, Inc.[e]	422,262
3,370	OMV AG	101,404
71,561	Parsley Energy, Inc.[e]	1,675,959
89,618	Patterson-UTI Energy, Inc.	1,769,955
1,550	PDC Energy, Inc.[e]	97,324
29,990	Pioneer Energy Services Corporation[e]	93,269
6,630	QEP Resources, Inc.	118,876
110,860	Rowan Companies plc	2,085,277
2,512	Royal Dutch Shell plc	66,362
73,857	Royal Dutch Shell plc ADR	3,906,297
1,485	Royal Dutch Shell plc, Class B	38,989
43,105	RPC, Inc.	651,748
5,400	RSP Permian, Inc.[e]	165,294
98,492	Schlumberger, Ltd.	7,912,847
8,008	SM Energy Company	249,529
1,939	Statoil ASA	34,129
219,432	Suncor Energy, Inc. ADR	6,444,718
6,320	Superior Energy Services, Inc.	106,555
59,472	Teekay Tankers, Ltd.	234,320
20,528	Tesco Corporation	194,195
830	Tesoro Corporation	66,143
40,370	TETRA Technologies, Inc.[e]	290,664
2,590	Total SA	130,901
3,030	Transocean, Ltd.	33,572
21,074	U.S. Silica Holdings, Inc.	538,441
774	Vantage Drilling International[e]	73,530
522,766	Weatherford International plc[e]	4,250,088
17,180	Western Refining, Inc.	459,737
1,840	World Fuel Services Corporation	85,983
532,830	WPX Energy, Inc.[e]	5,147,138

	Total	103,605,828

Financials (5.9%)
5,410	Acadia Realty Trust	182,317
700	AEON Financial Service Company, Ltd.	15,623
12,407	Affiliated Managers Group, Inc.[e]	2,113,160
3,000	Allianz SE	510,386
15,730	Allied World Assurance Company Holdings AG	559,673
12,160	American Assets Trust, Inc.	482,387
12,670	American Campus Communities, Inc.	566,982
19,705	American Financial Group, Inc.	1,361,813
11,660	American International Group, Inc.	650,861
29,941	Ameris Bancorp	940,147
2,040	AMERISAFE, Inc.	109,915
2,300	Anima Holding SPA[f]	16,335
133,850	Anworth Mortgage Asset Corporation	631,772
5,260	Apartment Investment & Management Company	210,716
4,170	Apollo Commercial Real Estate Finance, Inc.	66,428
12,259	Argo Group International Holdings, Ltd.	673,877
10,670	Ashford Hospitality Prime, Inc.	119,397
11,810	Ashford Hospitality Trust, Inc.	66,018
19,865	Aspen Insurance Holdings, Ltd.	920,743
6,050	Associated Banc-Corp	110,352
67,840	Assured Guaranty, Ltd.	1,755,021
8,000	Australia & New Zealand Banking Group, Ltd.	146,640
10,700	Banco Santander SA	54,338
6,620	BancorpSouth, Inc.	155,504
12,800	Bank Hapoalim, Ltd.	65,937
195,090	Bank of America Corporation	2,840,510
10,400	Bank of East Asia, Ltd.	37,731
13,150	Bank of New York Mellon Corporation	529,156
4,739	Bank of Nova Scotia	248,526
3,484	Bank of Queensland, Ltd.	29,626
19,489	Bank of the Ozarks, Inc.	804,896
7,650	BankFinancial Corporation	94,554
33,600	BB&T Corporation	1,188,768
45,998	BBCN Bancorp, Inc.	718,489
8,200	BinckBank NV	48,323
22,750	Blackstone Group, LP	624,260
16,950	Boston Private Financial Holdings, Inc.	207,129
12,014	Brixmor Property Group, Inc.	303,354
31,270	Brookline Bancorp, Inc.	355,853
16,080	Brown & Brown, Inc.	564,569
6,910	Camden Property Trust	557,844
1,534	Canadian Western Bank	33,842
6,700	Capital One Financial Corporation	485,013
2,400	Capital Shopping Centres Group plc	10,688
10,900	CapitaMall Trust	16,733
19,320	Cathay General Bancorp	589,646
97,380	CBL & Associates Properties, Inc.	1,137,398
10,200	CBRE Group, Inc.[e]	302,226
65,239	Cedar Realty Trust, Inc.	451,454
25,170	Charles Schwab Corporation	715,080
8,730	Chatham Lodging Trust	186,036
3,000	Chiba Bank, Ltd.	15,150
5,060	Chubb, Ltd.	596,372
37,840	Citigroup, Inc.	1,751,235
11,670	Clifton Bancorp, Inc.	173,650
27,130	CNO Financial Group, Inc.	498,378
3,400	CNP Assurances	57,937
70,690	CoBiz Financial, Inc.	856,056
15,803	Columbia Banking System, Inc.	466,030
21,710	Comerica, Inc.	963,924
4,340	Commerce Bancshares, Inc.	203,199
11,560	Communications Sales & Leasing, Inc.	268,539
70,620	Corporate Office Properties Trust	1,813,522
6,020	CyrusOne, Inc.	265,663
800	Daiwa House Industry Company, Ltd.	21,373
1,000	Danske Bank AS	28,295
14,160	DCT Industrial Trust, Inc.	571,639
500	Derwent London plc	24,031
16,000	DEXUS Property Group	102,019
7,490	Digital Realty Trust, Inc.	658,970
10,491	Direct Line Insurance Group plc	55,578
12,362	Douglas Emmett, Inc.	401,147

The accompanying Notes to Financial Statements are an integral part of this schedule.

15

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Shares	Common Stock (33.5%)	Value
Financials (5.9%) - continued
40,300	Duke Realty Corporation	$881,361
60,620	E*TRADE Financial Corporation[e]	1,526,412
29,054	East West Bancorp, Inc.	1,089,234
14,430	Empire State Realty Trust, Inc.	267,099
17,977	Employers Holdings, Inc.	533,917
18,600	Endurance Specialty Holdings, Ltd.	1,190,028
10,180	Enova International, Inc.[e]	89,686
21,440	Equity One, Inc.	606,752
3,800	Erste Group Bank AGe	109,388
23,582	Essent Group, Ltd.[e]	481,544
56,445	EverBank Financial Corporation	851,191
12,463	Evercore Partners, Inc.	643,589
1,200	EXOR SPA	45,196
16,270	F.N.B. Corporation	215,089
46,740	FelCor Lodging Trust, Inc.	334,658
87,400	Fifth Third Bancorp	1,600,294
47,130	First Commonwealth Financial Corporation	432,653
11,200	First Financial Bancorp	218,400
3,870	First Financial Corporation	137,114
19,400	First Industrial Realty Trust, Inc.	445,036
3,900	First Merchants Corporation	100,035
44,470	First Midwest Bancorp, Inc.	821,806
4,070	First NBC Bank Holding Company[e]	88,482
30,073	First Potomac Realty Trust	252,914
37,300	First Republic Bank	2,622,936
8,300	FlexiGroup, Ltd.	15,004
16,990	Franklin Street Properties Corporation	180,434
10,000	Frasers Centrepoint Trust	14,489
23,000	Fukuoka Financial Group, Inc.	78,625
853	Genworth MI Canada, Inc.	22,081
5,671	Getty Realty Corporation	111,605
15,865	Glacier Bancorp, Inc.	410,745
5,525	Goldman Sachs Group, Inc.	906,708
2,800	Great Portland Estates plc	31,047
32,510	Great Western Bancorp, Inc.	1,024,715
33,849	Green Bancorp, Inc.[e]	276,208
12,350	Greenhill & Company, Inc.	271,947
3,035	H&R Real Estate Investment Trust	53,022
1,356	Hamborner REIT AG	15,098
35,530	Hancock Holding Company	922,714
2,900	Hang Seng Bank, Ltd.	52,579
64,788	Hanmi Financial Corporation	1,497,899
1,400	Hannover Rueckversicherung SE	160,050
7,880	Hanover Insurance Group, Inc.	675,789
42,210	Hartford Financial Services Group, Inc.	1,873,280
16,500	Henderson Group plc	61,770
2,000	Henderson Land Development Company, Ltd.	12,465
3,120	Hersha Hospitality Trust	60,185
7,600	HFF, Inc.	241,908
8,470	Highwoods Properties, Inc.	395,803
500	Hitachi Capital Corporation	10,679
18,428	Home BancShares, Inc.	792,220
4,220	Hometrust Bancshares, Inc.[e]	78,281
23,150	Horace Mann Educators Corporation	719,965
14,080	Hospitality Properties Trust	360,307
67,065	Host Hotels & Resorts, Inc.	1,060,968
16,484	Houlihan Lokey, Inc.	415,562
8,150	Hudson Pacific Properties, Inc.	238,388
3,000	Hufvudstaden AB	46,555
131,280	Huntington Bancshares, Inc.	1,320,677
23,000	Hysan Development Company, Ltd.	101,625
9,730	InfraREIT, Inc.	161,323
765	Intact Financial Corporation	56,611
8,416	Intercontinental Exchange, Inc.	2,020,092
25,040	Invesco, Ltd.	776,490
14,800	Investec plc	113,339
53,800	Investors Bancorp, Inc.	621,390
31,305	J.P. Morgan Chase & Company	1,978,476
59,897	Janus Capital Group, Inc.	874,496
200	Jyske Bank AS	8,185
154,830	KeyCorp	1,902,861
7,000	Kimco Realty Corporation	196,840
32,270	LaSalle Hotel Properties	771,253
48,400	Liberty Property Trust	1,689,160
11,766	Lincoln National Corporation	511,233
16,000	Link REIT	97,070
6,320	M&T Bank Corporation	747,782
2,700	Macquarie Group, Ltd.	129,344
26,390	MetLife, Inc.	1,190,189
48,300	Mizuho Financial Group, Inc.	72,397
47,890	Morgan Stanley	1,295,903
7,340	MSCI, Inc.	557,400
2,600	National Australia Bank, Ltd.	53,342
2,836	National Bank of Canada	101,352
3,590	National Storage Affiliates Trust	70,077
1,260	Navigators Group, Inc.[e]	104,089
69,000	New World Development Company, Ltd.	68,621
10,110	NMI Holdings, Inc.[e]	63,592
1,090	Northern Trust Corporation	77,477
13,980	NorthStar Asset Management Corporation, Inc.	173,911
19,640	NorthStar Realty Europe Corporation	234,305
4,100	Old Mutual plc	11,147
12,290	Oritani Financial Corporation	212,986
33,206	PacWest Bancorp	1,327,576
4,290	Paramount Group, Inc.	71,643
18,980	Parkway Properties, Inc.	312,221
17,979	Pebblebrook Hotel Trust	496,940
3,430	Pennsylvania Real Estate Investment Trust	78,684
15,200	Physicians Realty Trust	275,576
8,950	Piedmont Office Realty Trust, Inc.	178,195
1,670	Piper Jaffray Companies[e]	69,656
5,740	Popular, Inc.	170,593
6,640	Post Properties, Inc.	380,870
5,007	Potlatch Corporation	176,347
3,800	Poundland Group plc	9,563
863	Power Corporation of Canada	20,971
21,320	Primerica, Inc.	1,056,619
4,690	PrivateBancorp, Inc.	195,151
30,040	Provident Financial Services, Inc.	600,199
23,090	Ramco-Gershenson Properties Trust	408,924
31,840	Raymond James Financial, Inc.	1,661,093
12,030	RE/MAX Holdings, Inc.	442,704
13,295	Realogy Holdings Corporation[e]	475,163
15,565	Renasant Corporation	534,502
15,700	Retail Properties of America, Inc.	251,043
800	S&P Global, Inc.	85,480
1,398	Safety Insurance Group, Inc.	79,141
300	Sampo Oyj	13,122
16,869	Sandy Spring Bancorp, Inc.	482,285
1,900	Schroders plc	69,944
4,800	Selective Insurance Group, Inc.	166,608
13,690	Senior Housing Property Trust	240,670
13,580	Silver Bay Realty Trust Corporation REIT	198,268
192,765	SLM Corporation[e]	1,305,019

The accompanying Notes to Financial Statements are an integral part of this schedule.

16

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Shares	Common Stock (33.5%)	Value
Financials (5.9%) - continued
9,230	Sovran Self Storage, Inc.	$980,411
26,920	Spirit Realty Captial, Inc.	307,696
40,679	Stifel Financial Corporation[e]	1,338,746
46,389	Stockland	153,432
13,680	Store Capital Corporation	351,166
15,000	Sumitomo Mitsui Trust Holdings, Inc.	46,108
27,271	Summit Hotel Properties, Inc.	310,889
21,506	SVB Financial Group[e]	2,242,646
1,500	Swiss Re AG	133,318
21,450	Synchrony Financial[e]	655,727
50,130	Synovus Financial Corporation	1,562,051
7,700	T&D Holdings, Inc.	73,708
400	Talanx AG	13,312
32,590	Talmer Bancorp, Inc.	632,246
98,460	TCF Financial Corporation	1,342,994
36,463	TD Ameritrade Holding Corporation	1,087,691
27,624	Terreno Realty Corporation	628,998
4,200	Territorial Bancorp, Inc.	110,166
300	Tokio Marine Holdings, Inc.	9,817
909	Toronto-Dominion Bank	40,462
9,950	TriCo Bancshares	267,854
18,930	TrustCo Bank Corporation	121,341
2,750	U.S. Bancorp	117,397
2,890	Union Bankshares Corporation	76,325
15,530	United Community Banks, Inc.	312,619
28,880	United Financial Bancorp, Inc.	374,862
8,856	United Overseas Bank, Ltd.	122,041
1,990	Unum Group	68,078
6,050	Urstadt Biddle Properties, Inc.	124,388
29,960	Voya Financial, Inc.	972,801
11,670	Waddell & Reed Financial, Inc.	237,368
1,820	Webster Financial Corporation	66,685
5,160	Wells Fargo & Company	257,897
10,483	Western Alliance Bancorp[e]	383,468
2,000	Wharf Holdings, Ltd.	10,810
2,000	Wheelock and Company, Ltd.	9,259
17,300	Wing Tai Holdings, Ltd.	24,081
5,088	Wintrust Financial Corporation	264,678
16,070	WisdomTree Investments, Inc.	175,002
5,618	WSFS Financial Corporation	191,799
9,641	XL Group plc	315,550
99,884	Zions Bancorporation	2,748,808

	Total	113,499,162

Health Care (3.9%)
22,202	Abbott Laboratories	863,658
1,940	AbbVie, Inc.	118,340
10,692	ABIOMED, Inc.[e]	1,038,621
18,578	Acadia Healthcare Company, Inc.[e]	1,173,944
4,740	Aceto Corporation	106,318
200	Actelion, Ltd.	32,416
7,610	Aetna, Inc.	854,375
38,439	Akorn, Inc.[e]	978,273
4,070	Albany Molecular Research, Inc.[e]	61,254
17,103	Align Technology, Inc.[e]	1,234,666
10,148	Allergan plc[e]	2,197,651
10,575	Allscripts Healthcare Solutions, Inc.[e]	141,705
11,961	AmerisourceBergen Corporation	1,017,881
5,650	Amgen, Inc.	894,395
8,229	AMN Healthcare Services, Inc.[e]	292,212
1,760	AmSurg Corporation[e]	142,525
2,649	Anacor Pharmaceuticals, Inc.[e]	166,198
10,656	Analogic Corporation	841,717
900	Astellas Pharmaceutical, Inc.	12,134
38,913	Asterias Biotherapeutics, Inc.[e]	166,937
1,120	Atrion Corporation	444,976
100	Bayer AG	11,557
8,393	BioMarin Pharmaceutical, Inc.[e]	710,719
1,130	Bio-Rad Laboratories, Inc.[e]	160,290
4,400	Boston Scientific Corporation[e]	96,448
3,700	Bristol-Myers Squibb Company	267,066
5,831	C.R. Bard, Inc.	1,237,163
6,090	Cambrex Corporation[e]	293,782
1,550	Cardinal Health, Inc.	121,613
21,558	Cardiovascular Systems, Inc.[e]	301,381
20,488	Centene Corporation[e]	1,269,436
25,286	Cerner Corporation[e]	1,419,556
1,690	Computer Programs and Systems, Inc.	86,748
4,910	CONMED Corporation	203,372
2,250	Cooper Companies, Inc.	344,430
5,430	Cross Country Healthcare, Inc.[e]	67,495
22,350	Dentsply Sirona, Inc.	1,332,060
74,564	Depomed, Inc.[e]	1,295,922
6,700	Dexcom, Inc.[e]	431,346
26,560	Edwards Lifesciences Corporation[e]	2,820,938
21,384	Ensign Group, Inc.	482,423
35,806	Envision Healthcare Holdings, Inc.[e]	810,290
2,100	Essilor International SA	271,859
38,868	ExamWorks Group, Inc.[e]	1,401,191
10,850	Express Scripts Holding Company[e]	799,970
200	Gerresheimer AG	14,916
37,896	Gilead Sciences, Inc.	3,342,806
4,210	Globus Medical, Inc.[e]	105,418
7	Greatbatch, Inc.[e]	244
9,450	HCA Holdings, Inc.[e]	761,859
18,891	HealthEquity, Inc.[e]	475,109
10,600	HealthSouth Corporation	439,476
9,610	Healthways, Inc.[e]	111,956
2,400	Hikma Pharmaceuticals plc	77,378
4,350	Hill-Rom Holdings, Inc.	210,322
29,330	Hologic, Inc.[e]	985,195
1,112	ICON plc[e]	75,149
14,250	Impax Laboratories, Inc.[e]	475,237
19,886	Inogen, Inc.[e]	971,630
37,490	Intersect ENT, Inc.[e]	751,675
27,225	Ironwood Pharmaceuticals, Inc.[e]	284,501
24,120	Kindred Healthcare, Inc.	356,011
300	Lonza Group AG	50,037
3,550	Magellan Health Services, Inc.[e]	250,133
25,426	Medtronic plc	2,012,468
35,740	Merck & Company, Inc.	1,959,982
900	Merck KGaA[e]	84,760
2,688	Mettler-Toledo International, Inc.[e]	962,170
31,530	Mylan NV	1,315,116
2,170	Myriad Genetics, Inc.[e]	78,120
7,695	National Healthcare Corporation	495,943
2,260	Natural Health Trends Corporation	81,789
1,310	Neogen Corporation[e]	61,884
15,353	Neurocrine Biosciences, Inc.[e]	699,790
11,400	Nevro Corporation[e]	766,650
3,900	Novartis AG	296,799
3,000	Novo Nordisk AS	167,503
42,302	NuVasive, Inc.[e]	2,239,468
21,520	Omnicell, Inc.[e]	685,627
20,250	PerkinElmer, Inc.	1,021,005
13,881	Perrigo Company plc	1,341,876
87,880	Pfizer, Inc.	2,874,555
5,960	PharMerica Corporation[e]	140,894
9,730	Progenics Pharmaceuticals, Inc.[e]	51,666
3,400	Prothena Corporation plc[e]	146,846

The accompanying Notes to Financial Statements are an integral part of this schedule.

17

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Shares	Common Stock (33.5%)	Value
Health Care (3.9%) - continued
12,865	Quintiles Transnational Holdings, Inc.[e]	$888,586
170	Regeneron Pharmaceuticals, Inc.[e]	64,041
14,800	Roche Holding AG ADR	467,236
400	Roche Holding AG-Genusschein	101,204
3,200	Sanofi	263,766
11,970	STERIS plc	845,920
29,441	Team Health Holdings, Inc.[e]	1,231,517
22,775	Teleflex, Inc.	3,547,889
15,491	Triple-S Management Corporation[e]	403,386
16,991	UnitedHealth Group, Inc.	2,237,375
19,114	Universal Health Services, Inc.	2,555,160
4,610	VCA Antech, Inc.[e]	290,292
43,710	Veeva Systems, Inc.[e]	1,202,462
16,404	Vertex Pharmaceuticals, Inc.[e]	1,383,513
6,270	Waters Corporation[e]	816,103
3,430	Wellcare Health Plans, Inc.[e]	308,666
11,240	West Pharmaceutical Services, Inc.	800,288
15,340	Zoetis, Inc.	721,440

	Total	74,370,058

Industrials (3.8%)
10,131	3M Company	1,695,727
10,955	ABM Industries, Inc.	352,422
17,300	Actuant Corporation	462,083
900	Adecco SA	58,098
5,160	AECOM[e]	167,648
20,536	Aegion Corporation[e]	435,979
1,830	AerCap Holdings NVe	73,218
2,480	Aerovironment, Inc.[e]	71,622
10,750	AGCO Corporation	574,803
1,300	Aida Engineering, Ltd.	11,860
16,559	Air New Zealand, Ltd.	28,413
800	Airbus Group NV	50,014
3,830	Allegion plc	250,674
2,900	Allison Transmission Holdings, Inc.	83,549
1,400	Amada Holdings Company, Ltd.	14,065
400	Andritz AG	22,453
1,940	Applied Industrial Technologies, Inc.	88,910
7,000	Asahi Glass Company, Ltd.	40,995
9,129	Astec Industries, Inc.	441,844
500	Atlas Copco Aktiebolag	12,954
14,000	AZZ, Inc.	768,880
12,383	B/E Aerospace, Inc.	602,185
1,100	Babcock International Group plc	15,265
1,940	Barnes Group, Inc.	63,031
9,988	Beacon Roofing Supply, Inc.[e]	426,787
4,000	Boeing Company	539,200
2,960	Brady Corporation	78,410
5,090	Briggs & Stratton Corporation	107,755
25,900	BWX Technologies, Inc.	864,801
6,150	Caterpillar, Inc.	477,978
6,120	CBIZ, Inc.[e]	62,302
7,310	CEB, Inc.	450,954
3,300	Central Glass Company, Ltd.	18,397
3,840	Chart Industries, Inc.[e]	98,842
8,431	CIRCOR International, Inc.	475,930
18,908	CLARCOR, Inc.	1,111,223
13,400	Colfax Corporation[e]	434,562
18,279	Comfort Systems USA, Inc.	539,048
800	Compagnie de Saint-Gobain	36,658
21,580	Copart, Inc.[e]	924,487
21,550	CSX Corporation	587,668
13,390	Curtiss-Wright Corporation	1,025,406
1,000	Dai Nippon Printing Company, Ltd.	9,378
11,880	Danaher Corporation	1,149,390
1,894	Dart Group plc	17,283
64,140	Delta Air Lines, Inc.	2,672,714
1,400	Deutsche Post AG	41,123
400	DSV AS	16,839
38,433	EMCOR Group, Inc.	1,863,232
3,580	Emerson Electric Company	195,575
8,450	Equifax, Inc.	1,016,112
14,024	ESCO Technologies, Inc.	539,644
600	FANUC Corporation	88,633
17,915	Federal Signal Corporation	245,256
2,000	Ferrovial SA	43,150
5,130	Flowserve Corporation	250,395
11,360	Fluor Corporation	620,938
33,186	Fortune Brands Home and Security, Inc.	1,838,836
11,646	Franklin Electric Company, Inc.	367,897
3,000	Fuji Electric Company, Ltd.	12,766
4,479	G & K Services, Inc.	316,441
1,241	Galliford Try plc	23,199
17,573	Gibraltar Industries, Inc.[e]	464,806
33,320	Granite Construction, Inc.	1,485,739
7,906	H&E Equipment Services, Inc.	159,938
5,230	Hackett Group, Inc.	77,822
2,000	Hankyu Hanshin Holdings, Inc.	12,677
30,485	Healthcare Services Group, Inc.	1,153,857
15,692	Heico Corporation	962,077
6,040	Herman Miller, Inc.	182,227
9,610	Hexcel Corporation	435,045
7,041	HNI Corporation	307,833
200	Hochtief AG	25,695
9,016	Honeywell International, Inc.	1,030,258
200	Hoshizaki Electric Company, Ltd.	16,785
6,002	Hub Group, Inc.[e]	231,197
7,710	Hubbell, Inc.	815,410
8,560	Huntington Ingalls Industries, Inc.	1,239,231
18,901	Huron Consulting Group, Inc.[e]	1,051,085
1,120	Illinois Tool Works, Inc.	117,062
900	Inaba Denki Sangyo Company, Ltd.	28,259
11,600	Ingersoll-Rand plc	760,264
6,390	Insperity, Inc.	337,200
3,750	Interface, Inc.	63,825
2,300	Intrum Justitia AB	82,677
11,700	ITOCHU Corporation	148,691
4,290	ITT Corporation	164,607
13,225	JB Hunt Transport Services, Inc.	1,096,088
7,690	KAR Auction Services, Inc.	289,144
18,342	Kforce, Inc.	348,681
4,300	KITZ Corporation	17,430
3,320	Knoll, Inc.	77,522
3,400	KONE Oyj	155,355
900	Koninklijke Boskalis Westminster NV	37,533
30,970	Korn/Ferry International	840,526
200	Kuehne & Nagel International AG	28,863
2,125	Landstar System, Inc.	139,294
6,931	Lincoln Electric Holdings, Inc.	434,366
9,545	Manpower, Inc.	735,251
28,350	Masco Corporation	870,628
6,300	Meggitt plc	37,878
31,330	Meritor, Inc.[e]	266,305
9,167	Middleby Corporation[e]	1,005,070
1,700	MIRAIT Holdings Corporation	14,901
600	Mitsubishi Corporation	10,085
2,000	Mitsuboshi Belting, Ltd.	15,819
9,650	MRC Global, Inc.[e]	134,907
10,531	MSA Safety, Inc.	506,436
2,500	MTR Corporation, Ltd.	12,360

The accompanying Notes to Financial Statements are an integral part of this schedule.

18

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Shares	Common Stock (33.5%)	Value
Industrials (3.8%) - continued
6,150	Mueller Water Products, Inc.	$66,113
30,668	Navigant Consulting, Inc.[e]	489,461
10,534	Nielsen Holdings plc	549,243
1,800	Nikkon Holdings Company, Ltd.	33,429
3,000	Nippon Express Company, Ltd.	13,690
3,100	Nitto Kogyo Corporation	49,082
6,568	Nordson Corporation	503,963
6,400	Norfolk Southern Corporation	576,704
3,180	Northrop Grumman Corporation	655,907
7,176	Old Dominion Freight Line, Inc.[e]	473,975
21,810	On Assignment, Inc.[e]	786,469
28,034	Oshkosh Corporation	1,369,461
21,786	PGT, Inc.[e]	228,099
23,309	Progressive Waste Solutions, Ltd.	750,783
16,308	Proto Labs, Inc.[e]	975,708
5,610	Quanex Building Products Corporation	105,692
4,080	Quanta Services, Inc.[e]	96,778
200	Randstad Holding NV	10,747
33,500	Raven Industries, Inc.	539,015
4,300	Raytheon Company	543,305
8,020	Resources Connection, Inc.	118,455
4,610	Rexnord Corporation[e]	100,498
252	Rieter Holding AG	52,238
9,933	Ritchie Brothers Auctioneers, Inc.	284,978
6,358	Rockwell Automation, Inc.	721,442
12,880	Rockwell Collins, Inc.	1,135,887
4,974	Roper Industries, Inc.	875,872
1,785	Ryder System, Inc.	123,022
539	Saft Groupe SA	16,745
13,098	Saia, Inc.[e]	378,794
2,600	Sanwa Holdings Corporation	20,173
6,200	SIG plc	12,294
500	Skanska AB	11,020
4,220	SkyWest, Inc.	99,170
75,271	Southwest Airlines Company	3,357,839
8,150	Spirit Aerosystems Holdings, Inc.[e]	384,273
1,070	Stericycle, Inc.[e]	102,249
1,200	Sumitomo Electric Industries, Ltd.	14,436
16,135	Swift Transportation Company[e]	268,164
14,594	Tennant Company	779,466
2,500	Tetra Tech, Inc.	73,500
6,218	Textron, Inc.	240,512
6,240	Toro Company	539,448
400	TOTO, Ltd.	13,564
29,120	TransUnion[e]	872,144
400	Travis Perkins plc	10,822
2,460	TrueBlue, Inc.[e]	45,977
10,769	Tyco International plc	414,822
1,530	UniFirst Corporation	165,821
4,220	United Continental Holdings, Inc.[e]	193,318
10,200	United Parcel Service, Inc.	1,071,714
14,148	United Rentals, Inc.[e]	946,926
7,608	Universal Forest Products, Inc.	583,153
13,179	Universal Truckload Services, Inc.	187,933
200	Vestas Wind Systems AS	14,316
8,920	WABCO Holdings, Inc.[e]	1,000,467
2,260	Wabtec Corporation	187,422
13,587	WageWorks, Inc.[e]	731,796
21,071	Waste Connections, Inc.	1,417,657
2,525	Watsco, Inc.	339,537
672	WSP Global, Inc.	22,607
29,860	Xylem, Inc.	1,247,551
4,310	YRC Worldwide, Inc.[e]	39,652
400	Yuasa Trading Company, Ltd.	8,989

	Total	72,448,897

Information Technology (5.8%)
4,329	Advanced Energy Industries, Inc.[e]	140,043
47,640	Agilent Technologies, Inc.	1,949,429
18,030	Akamai Technologies, Inc.[e]	919,350
6,220	Alliance Data Systems Corporation[e]	1,264,588
5,452	Alphabet, Inc., Class Ae	3,859,362
3,954	Alphabet, Inc., Class Ce	2,740,162
300	Amadeus IT Holding SA	13,680
15,657	Ambarella, Inc.[e]	643,503
20,350	Amkor Technology, Inc.[e]	116,199
32,688	Amphenol Corporation	1,824,971
1,330	Analog Devices, Inc.	74,906
2,545	ANSYS, Inc.[e]	231,010
45,484	Apple, Inc.	4,263,670
65,738	Applied Materials, Inc.	1,345,657
29,743	Arista Networks, Inc.[e]	1,981,479
13,200	ARRIS International plc[e]	300,564
14,326	Aspen Technology, Inc.[e]	544,818
360	AtoS	32,043
7,220	Avnet, Inc.	296,886
11,820	AVX Corporation	156,260
10,290	Belden, Inc.	649,711
3,170	Benchmark Electronics, Inc.[e]	61,561
4,460	Blackhawk Network Holdings, Inc.[e]	143,300
53,800	Booz Allen Hamilton Holding Corporation	1,483,266
20,730	Broadridge Financial Solutions, Inc.	1,240,483
108,254	Brocade Communications Systems, Inc.	1,040,321
39,179	Brooks Automation, Inc.	370,633
11,540	CA, Inc.	342,276
12,215	Cabot Microelectronics Corporation	511,686
10,288	CACI International, Inc.[e]	989,191
1,700	Canon, Inc.	47,537
15,603	Cavium, Inc.[e]	770,320
3,790	CDK Global, Inc.	180,290
12,630	CDW Corporation	486,255
2,080	Check Point Software Technologies, Ltd.[e]	172,370
30,970	Ciena Corporation[e]	521,225
8,600	Cirrus Logic, Inc.[e]	310,460
146,100	Cisco Systems, Inc.	4,016,289
1,130	Citrix Systems, Inc.[e]	92,479
25,839	Cognex Corporation	918,060
8,600	Cognizant Technology Solutions Corporation[e]	501,982
3,970	Coherent, Inc.[e]	370,798
8,040	CommVault Systems, Inc.[e]	351,911
2,470	comScore, Inc.[e]	75,631
3,800	Comtech Telecommunications Corporation	91,960
14,570	Convergys Corporation	386,105
27,680	CoreLogic, Inc.[e]	982,086
38,948	Criteo SA ADR[e]	1,623,742
17,438	Demandware, Inc.[e]	803,543
10,945	DST Systems, Inc.	1,320,843
11,230	EarthLink Holdings Corporation	65,246
20,450	eBay, Inc.[e]	499,594
22,193	Electro Rent Corporation	222,152
26,850	EMC Corporation	701,054
19,130	Envestnet, Inc.[e]	600,299
7,370	EVERTEC, Inc.	99,274
6,050	ExlService Holdings, Inc.[e]	292,760

The accompanying Notes to Financial Statements are an integral part of this schedule.

19

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Shares	Common Stock (33.5%)	Value
Information Technology (5.8%) - continued
6,036	F5 Networks, Inc.[e]	$632,271
17,030	Fabrinet[e]	544,449
37,930	Facebook, Inc.[e]	4,459,809
9,606	FEI Company	855,126
42,540	Finisar Corporation[e]	700,208
43,500	FLIR Systems, Inc.	1,314,135
34,124	Fortinet, Inc.[e]	1,109,371
5,000	FUJIFILM Holdings NPV	205,241
11,640	Genpact, Ltd.[e]	324,640
23,750	Glu Mobile, Inc.[e]	63,413
41,032	Guidewire Software, Inc.[e]	2,337,593
12,310	Harmonic, Inc.[e]	42,593
1,400	Hitachi Kokusai Electric, Inc.	14,675
900	Hoya Corporation	34,465
10,390	HP, Inc.	127,485
4,775	IAC/InterActiveCorporation	221,274
13,610	Imperva, Inc.[e]	632,593
35,280	Intel Corporation	1,068,278
1,000	IT Holdings Corporation	23,632
700	ITOCHU Techno-Solutions Corporation	13,717
34,704	Ixia[e]	351,205
29,791	Juniper Networks, Inc.	697,109
400	Kyocera Corporation	19,848
7,730	Lam Research Corporation	590,572
7,160	Liberty Tripadvisor Holdings, Inc.[e]	157,950
5,550	Linear Technology Corporation	246,864
14,630	Lionbridge Technologies, Inc.[e]	73,004
4,690	Littelfuse, Inc.	546,291
7,748	Manhattan Associates, Inc.[e]	469,064
22,035	Marvell Technology Group, Ltd.	219,909
10,329	Maxim Integrated Products, Inc.	368,952
4,280	MAXIMUS, Inc.	226,412
10,145	Methode Electronics, Inc.	301,611
40,410	Microsemi Corporation[e]	1,365,454
108,630	Microsoft Corporation	5,417,378
8,600	Mobileye NVe	328,090
22,226	Monolithic Power Systems, Inc.	1,387,347
900	Morningstar, Inc.	74,880
23,861	Nanometrics, Inc.[e]	426,157
31,120	National Instruments Corporation	857,978
1,600	NEC Networks & System Integration Corporation	24,814
612	Neopost SA	14,992
1,940	NETGEAR, Inc.[e]	82,256
10,766	Nice Systems, Ltd. ADR	687,409
800	NS Solutions Corporation	13,908
86,417	NVIDIA Corporation	3,070,396
14,764	NXP Semiconductors NVe	1,259,074
83,600	Oclaro, Inc.[e]	422,180
6,770	ON Semiconductor Corporation[e]	64,112
31,740	Oracle Corporation	1,265,156
6,906	Palo Alto Networks, Inc.[e]	1,041,908
46,890	Pandora Media, Inc.[e]	465,618
19,500	Paylocity Holding Corporation[e]	746,265
65,919	PayPal Holdings, Inc.[e]	2,582,706
25,939	Pegasystems, Inc.	684,530
4,636	Plantronics, Inc.	178,254
42,600	Polycom, Inc.[e]	509,070
36,379	Progress Software Corporation[e]	928,392
27,832	Proofpoint, Inc.[e]	1,621,492
17,140	PTC, Inc.[e]	624,924
17,395	QLIK Technologies, Inc.[e]	535,592
4,050	QUALCOMM, Inc.	204,606
2,490	Qualys, Inc.[e]	62,698
12,430	RealPage, Inc.[e]	273,336
15,520	Red Hat, Inc.[e]	1,138,702
53,470	Salesforce.com, Inc.[e]	4,053,026
4,390	ScanSource, Inc.[e]	178,585
9,102	ServiceNow, Inc.[e]	650,611
3,500	Shinko Electric Industries Company, Ltd.	19,440
19,020	ShoreTel, Inc.[e]	116,402
6,950	Symantec Corporation	115,683
15,264	Synopsys, Inc.[e]	725,345
200	TDK Corporation	11,703
1,840	Tech Data Corporation[e]	126,390
75,596	Teradyne, Inc.	1,429,520
4,800	Tessera Technologies, Inc.	137,856
20,330	Texas Instruments, Inc.	1,159,623
9,150	Trimble Navigation, Ltd.[e]	219,143
7,829	Tyler Technologies, Inc.[e]	1,146,244
9,887	Ultimate Software Group, Inc.[e]	1,943,685
200	United Internet AG	9,776
58,274	Virtusa Corporation[e]	2,071,058
38,400	Visa, Inc.	2,966,016
14,110	Xerox Corporation	135,456
47,600	Xilinx, Inc.	2,050,608

	Total	112,654,876

Materials (1.8%)
13,975	Agnico Eagle Mines, Ltd.	659,760
100	Air Liquide SA	11,342
8,806	Albemarle Corporation	582,605
73,189	Alcoa, Inc.	817,521
9,313	American Vanguard Corporation[e]	154,130
8,398	Avery Dennison Corporation	609,779
13,371	Axalta Coating Systems, Ltd.[e]	380,672
8,732	Balchem Corporation	535,796
11,682	Ball Corporation	833,861
77,908	Barrick Gold Corporation	1,509,078
13,000	BHP Billiton, Ltd.	203,021
3,800	BillerudKorsnas AB	59,095
2,630	Boise Cascade Company[e]	54,888
4,300	Boral, Ltd.	20,929
1,100	Buzzi Unicem SPA	20,894
12,860	Cabot Corporation	627,439
2,040	Carpenter Technology Corporation	72,236
93	CCL Industries, Inc.	17,029
8,980	Celanese Corporation	634,886
25,924	Chemtura Corporation[e]	721,983
6,551	Clearwater Paper Corporation[e]	391,357
5,540	Continental Building Products, Inc.[e]	108,639
30,249	Crown Holdings, Inc.[e]	1,601,987
6,700	Daicel Corporation	83,696
12,510	Dow Chemical Company	658,151
2,841	Eagle Materials, Inc.	210,575
5,350	Eastman Chemical Company	408,633
54,109	Eldorado Gold Corporation	227,799
300	Evonik Industries AG	9,519
7,300	Ferroglobe plc	74,387
25,312	FMC Corporation	1,094,997
60,509	Freeport-McMoRan, Inc.	847,126
53,053	Goldcorp, Inc.	1,069,018
14,090	Graphic Packaging Holding Company	187,115
1,200	Hexpol AB	12,419
2,240	Innophos Holdings, Inc.	82,790
8,429	Innospec, Inc.	407,626
35,822	International Paper Company	1,550,018
800	JFE Holdings, Inc.	11,227
93,384	Kinross Gold Corporation[e]	532,289
3,270	Koppers Holdings, Inc.[e]	82,175

The accompanying Notes to Financial Statements are an integral part of this schedule.

20

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Shares	Common Stock (33.5%)	Value
Materials (1.8%) - continued
200	LafargeHolcim, Ltd.[e]	$10,155
3,618	Martin Marietta Materials, Inc.	612,274
2,500	Materion Corporation	72,475
4,963	Minerals Technologies, Inc.	297,284
4,800	Mitsubishi Chemical Holdings Corporation	25,049
2,000	Mitsubishi Gas Chemical Company, Inc.	10,968
35,780	Mosaic Company	1,001,482
25,695	Myers Industries, Inc.	346,369
43,128	Newmont Mining Corporation	1,508,186
400	Nippon Shokubai Company, Ltd.	20,718
2,000	Nippon Steel & Sumitomo Metal Corporation	41,616
6,778	Norsk Hydro ASA	29,491
1,200	Novozymes AS	57,555
3,000	Oji Holdings Corporation	12,320
21,250	Olin Corporation	463,037
12,280	OMNOVA Solutions, Inc.[e]	87,802
48,647	Owens-Illinois, Inc.[e]	898,024
21,336	Packaging Corporation of America	1,384,280
3,870	PolyOne Corporation	139,243
8,810	Rayonier Advanced Materials, Inc.	90,302
6,250	Reliance Steel & Aluminum Company	462,312
310	Rio Tinto, Ltd.	12,096
5,036	Royal Gold, Inc.	315,354
4,550	RPM International, Inc.	229,911
6,810	Schnitzer Steel Industries, Inc.	140,422
11,934	Scotts Miracle-Gro Company	844,689
15,470	Sealed Air Corporation	732,659
23,717	Silver Wheaton Corporation	496,871
16,730	Sonoco Products Company	784,470
68,909	Steel Dynamics, Inc.	1,737,196
9,930	Stillwater Mining Company[e]	121,146
2,000	Sumitomo Seika Chemicals Company, Ltd.	9,610
41,420	Teck Resources, Ltd.	507,395
2,000	Tosoh Corporation	9,142
300	Umicore SA	14,976
3,799	UPM-Kymmene Oyj	72,721
7,619	Vulcan Materials Company	820,033
21,327	Westrock Company	892,535
78,423	Yamana Gold, Inc.	388,194
3,629	Yara International ASA	145,153

	Total	34,024,002

Telecommunications Services (0.2%)
16,090	AT&T, Inc.	624,614
1,477	BCE, Inc.	69,265
33,770	Cincinnati Bell, Inc.[e]	129,001
3,400	Elisa Oyj	127,133
5,530	FairPoint Communications, Inc.[e]	73,328
3,300	Freenet AG	101,018
7,370	General Communication, Inc.[e]	124,553
7,010	Inteliquent, Inc.	116,296
40,821	KCOM Group plc	61,734
11,459	Level 3 Communications, Inc.[e]	598,847
3,300	Orange SA	54,826
6,513	ORBCOMM, Inc.[e]	64,544
1,200	Proximus SA	40,445
13,885	SBA Communications Corporation[e]	1,430,710
5,300	Telefonica Deutschland Holding AG	26,966
23,573	Verizon Communications, Inc.	1,200,809
37,370	Vonage Holdings Corporation[e]	174,518

	Total	5,018,607

Utilities (0.8%)
2,500	Ameren Corporation	120,000
12,580	American States Water Company	524,460
8,510	Aqua America, Inc.	269,427
7,040	Artesian Resources Corporation	190,010
30,400	Avista Corporation	1,218,128
13,850	California Water Service Group	386,830
13,990	CenterPoint Energy, Inc.	300,085
1,240	Chesapeake Utilities Corporation	73,805
700	Chubu Electric Power Company, Inc.	9,221
5,950	Consolidated Water Company, Ltd.	82,646
17,740	Edison International, Inc.	1,254,395
25,000	Electricidade de Portugal SA	88,877
7,367	FirstEnergy Corporation	240,091
16,840	Great Plains Energy, Inc.	525,913
2,400	Kansai Electric Power Company, Inc.[e]	21,137
37,530	MDU Resources Group, Inc.	752,852
3,000	Middlesex Water Company	109,740
3,570	New Jersey Resources Corporation	127,378
41,810	PG&E Corporation	2,433,342
4,503	PNM Resources, Inc.	142,655
15,880	Portland General Electric Company	630,754
18,270	Public Service Enterprise Group, Inc.	842,795
14,100	Redes Energeticas Nacionais SGPS SA	42,287
8,520	Renewable Energy Group, Inc.[e]	82,814
17,700	Southern Company	886,770
11,376	Southwest Gas Corporation	738,416
12,209	Spire, Inc.	780,888
52,705	Talen Energy Corporation[e]	614,540
2,000	Toho Gas Company, Ltd.	13,655
1,700	Tohoku Electric Power Company, Inc.	21,734
1,900	Tokyo Electric Power Company, Inc.[e]	10,176
14,290	UGI Corporation	575,030
5,600	United Utilities Group plc	77,007
1,771	Unitil Corporation	69,990
18,930	Vectren Corporation	924,730
600	Veolia Environnement SA	14,739
3,680	WEC Energy Group, Inc.	214,213
5,810	Westar Energy, Inc.	299,854

	Total	15,711,384

	Total Common Stock (cost $601,090,449)	645,087,058

Principal Amount	Long-Term Fixed Income (14.8%)	Value
Asset-Backed Securities (0.7%)
	Access Group, Inc.
$172,929	0.939%, 2/25/2036[f,g]	167,466
	Ares CLO, Ltd.
450,000	1.921%, 10/12/2023*,g	447,596
	BA Credit Card Trust
250,000	0.813%, 6/15/2021[g]	250,549
	Betony CLO, Ltd.
125,000	2.138%, 4/15/2027*,g	124,208
	Capital One Multi-Asset Execution Trust
500,000	0.813%, 1/18/2022[g]	500,450
	Chase Issuance Trust
175,000	1.590%, 2/18/2020	176,431

The accompanying Notes to Financial Statements are an integral part of this schedule.

21

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (14.8%)	Value
Asset-Backed Securities (0.7%) - continued
$150,000	1.620%, 7/15/2020	$150,991
	Chesapeake Funding, LLC
78,456	0.889%, 1/7/2025[f,g]	78,412
	Countrywide Asset-Backed Certificates
122,546	5.530%, 4/25/2047	137,759
	DRB Prime Student Loan Trust
457,416	3.200%, 1/25/2040*	458,425
	Edlinc Student Loan Funding Trust
122,124	3.388%, 10/1/2025*,g	122,859
	Enterprise Fleet Financing, LLC
15,509	1.060%, 3/20/2019[f]	15,507
177,635	0.870%, 9/20/2019[f]	177,408
	FirstEnergy Ohio PIRB Special Purpose Trust
56,275	0.679%, 1/15/2019	56,169
	Ford Credit Auto Owner Trust
175,000	2.260%, 11/15/2025[f]	177,330
	Golden Credit Card Trust
250,000	0.863%, 9/15/2018[f,g]	250,074
	GoldenTree Loan Opportunities IX, Ltd.
150,000	2.148%, 10/29/2026*,g	149,336
	Golub Capital Partners CLO 23M, Ltd.
400,000	2.106%, 5/5/2027*,g	397,121
	Morgan Stanley Bank of America Merrill Lynch Trust
400,000	3.176%, 8/15/2045	418,677
400,000	3.246%, 12/15/2047	416,261
	Morgan Stanley Capital, Inc.
507,099	0.589%, 2/25/2037[g]	269,248
	NCF Dealer Floorplan Master Trust
500,000	3.685%, 3/21/2022*,g	489,711
	OneMain Financial Issuance Trust
300,000	4.100%, 3/20/2028[f]	307,088
	OZLM VIII, Ltd.
140,000	2.073%, 10/17/2026*,g	139,363
	Pretium Mortgage Credit Partners, LLC
853,481	4.375%, 11/27/2030*	851,970
	Race Point IX CLO, Ltd.
325,000	2.138%, 4/15/2027*,g	322,858
	Renaissance Home Equity Loan Trust
2,273,452	5.746%, 5/25/2036[h]	1,486,119
1,754,037	6.011%, 5/25/2036[h]	1,192,139
	SLM Student Loan Trust
283,388	1.033%, 8/15/2022[f,g]	283,034
86,960	1.038%, 4/25/2023[f,g]	86,778
200,000	1.483%, 5/17/2027[f,g]	198,438
	SoFi Professional Loan Program, LLC
316,006	2.420%, 3/25/2030[f]	313,297
	Vericrest Opportunity Loan Transferee
532,000	3.375%, 10/25/2058*,h	523,919
444,274	4.250%, 3/26/2046*,h	443,845
	World Financial Network Credit Card Master Trust
300,000	0.910%, 3/16/2020	300,001

	Total	11,880,837

Basic Materials (0.1%)
	Albemarle Corporation
40,000	3.000%, 12/1/2019	40,280
	Anglo American plc
291,000	3.625%, 5/14/2020[f]	273,540
	ArcelorMittal SA
275,000	6.500%, 3/1/2021[i]	281,187
	Georgia-Pacific, LLC
90,000	2.539%, 11/15/2019[f]	91,547
	Glencore Funding, LLC
65,000	1.693%, 4/16/2018[f,g]	61,750
	NOVA Chemicals Corporation
425,000	5.250%, 8/1/2023[f]	429,250
	Novelis, Inc.
140,000	8.375%, 12/15/2017	142,625
190,000	8.750%, 12/15/2020	196,175
	Yamana Gold, Inc.
135,000	4.950%, 7/15/2024	124,172

	Total	1,640,526

Capital Goods (0.3%)
	AECOM
360,000	5.875%, 10/15/2024	378,000
	Aircastle, Ltd.
320,000	5.000%, 4/1/2023	325,811
	Ball Corporation
175,000	4.375%, 12/15/2020	182,000
	Building Materials Corporation of America
255,000	6.000%, 10/15/2025[f]	274,762
	Cemex Finance, LLC
350,000	9.375%, 10/12/2017[f]	384,650
	CNH Industrial Capital, LLC
330,000	4.375%, 11/6/2020[i]	327,937
	Crown Americas Capital Corporation IV
275,000	4.500%, 1/15/2023	280,500
	General Electric Company
229,000	5.000%, 12/29/2049[j]	237,874
	HD Supply, Inc.
325,000	5.750%, 4/15/2024[f]	340,844
	Huntington Ingalls Industries, Inc.
400,000	5.000%, 12/15/2021[f]	419,252
	L-3 Communications Corporation
144,000	1.500%, 5/28/2017	143,971
	Lockheed Martin Corporation
149,000	2.500%, 11/23/2020	153,289
168,000	4.500%, 5/15/2036	186,444
	Martin Marietta Materials, Inc.
90,000	1.729%, 6/30/2017[g]	89,317
	Newell Rubbermaid, Inc.
84,000	2.600%, 3/29/2019	85,943
126,000	5.500%, 4/1/2046	140,181
	Northrop Grumman Corporation
120,000	3.850%, 4/15/2045	121,536
	Owens-Brockway Glass Container, Inc.
375,000	5.000%, 1/15/2022[f,i]	386,250
	Pentair Finance SA
105,000	2.900%, 9/15/2018	105,352

The accompanying Notes to Financial Statements are an integral part of this schedule.

22

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (14.8%)	Value
Capital Goods (0.3%) - continued
	Reynolds Group Issuer, Inc.
$273,154	5.750%, 10/15/2020	$283,397
	Roper Industries, Inc.
229,000	2.050%, 7/10/2022	231,750
	Standard Industries, Inc.
150,000	5.500%, 2/15/2023[f]	156,937
	Textron, Inc.
60,000	5.600%, 12/1/2017	63,090
150,000	7.250%, 10/1/2019	171,671
	United Rentals North America, Inc.
550,000	5.500%, 7/15/2025	546,955
	Waste Management, Inc.
35,000	3.125%, 3/1/2025	35,875

	Total	6,053,588

Collateralized Mortgage Obligations (0.7%)
	Alm Loan Funding CLO
140,000	2.063%, 10/17/2026*,g	139,276
	Apidos CLO XVIII
135,000	2.047%, 7/22/2026*,g	134,004
	Babson CLO, Ltd.
140,000	2.023%, 10/17/2026*,g	138,986
	BCAP, LLC Trust
406,582	0.619%, 3/25/2037[g]	339,308
	Birchwood Park CLO, Ltd.
140,000	2.068%, 7/15/2026*,g	139,369
	BlueMountain CLO, Ltd.
140,000	2.108%, 10/15/2026*,g	139,737
	Carlyle Global Market Strategies CLO, Ltd.
150,000	1.934%, 7/20/2023*,g	149,295
150,000	2.128%, 10/15/2026*,g	149,578
	Cent CLO 16, LP
140,000	1.866%, 8/1/2024*,g	139,516
	Cent CLO 22, Ltd.
150,000	2.100%, 11/7/2026*,g	145,685
	Citigroup Mortgage Loan Trust, Inc.
212,708	5.500%, 11/25/2035	201,862
	CitiMortgage Alternative Loan Trust
686,147	5.750%, 4/25/2037	577,996
	Countrywide Alternative Loan Trust
182,656	2.652%, 10/25/2035	156,548
124,087	6.500%, 8/25/2036	90,548
138,219	6.000%, 1/25/2037	131,899
613,063	5.500%, 5/25/2037	520,718
555,183	7.000%, 10/25/2037	397,775
	Countrywide Home Loans, Inc.
246,291	5.750%, 4/25/2037	219,671
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
189,071	6.000%, 10/25/2021	165,466
	Dryden 34 Senior Loan Fund CLO
140,000	2.058%, 10/15/2026*,g	139,308
	Federal Home Loan Mortgage Corporation
1,089,486	4.000%, 7/15/2031[k]	112,556
439,181	3.000%, 2/15/2033[k]	53,177
	Federal National Mortgage Association
918,102	3.500%, 1/25/2033[k]	119,834
	Galaxy XX CLO, Ltd.
450,000	2.084%, 7/20/2027*,g	446,043
	J.P. Morgan Mortgage Trust
400,863	2.678%, 10/25/2036	360,108
543,918	0.819%, 1/25/2037[g]	320,491
636,024	6.250%, 8/25/2037	478,685
	Limerock CLO III, LLC
450,000	2.164%, 10/20/2026*,g	439,147
	Madison Park Funding XIV CLO, Ltd.
150,000	2.084%, 7/20/2026*,g	149,530
	Madison Park Funding, Ltd.
400,000	1.908%, 8/15/2022*,g	398,046
	Magnetite XII, Ltd.
450,000	2.128%, 4/15/2027*,g	447,214
	MASTR Alternative Loans Trust
173,098	6.500%, 7/25/2034	175,653
335,197	0.889%, 12/25/2035[g]	158,553
	Merrill Lynch Alternative Note Asset Trust
162,471	6.000%, 3/25/2037	142,348
	Mountain View CLO, Ltd.
450,000	2.088%, 7/15/2027*,g	435,919
	Neuberger Berman CLO, Ltd.
100,000	2.089%, 8/4/2025*,g	99,710
	NZCG Funding CLO, Ltd.
450,000	2.184%, 4/27/2027*,g	448,882
	Octagon Investment Partners XX CLO, Ltd.
140,000	2.058%, 8/12/2026*,g	139,240
	OHA Loan Funding, Ltd.
450,000	2.164%, 10/20/2026*,g	449,667
	Residential Asset Securitization Trust
562,788	0.819%, 8/25/2037[g]	154,262
	Sequoia Mortgage Trust
380,596	3.468%, 9/20/2046	304,668
	Shackleton VII CLO, Ltd.
450,000	2.168%, 4/15/2027*,g	448,574
	Symphony CLO VIII, Ltd.
133,838	1.729%, 1/9/2023*,g	133,319
	Symphony CLO XV, Ltd.
450,000	2.083%, 10/17/2026*,g	447,590
	TBW Mortgage-Backed Trust
1,314,758	5.965%, 7/25/2037	836,517
	Voya CLO 3, Ltd.
140,000	2.058%, 7/25/2026*,g	139,216
	WaMu Mortgage Pass Through Certificates
111,148	2.448%, 9/25/2036	99,995
226,262	2.457%, 10/25/2036	195,248
	Washington Mutual Mortgage Pass Through Certificates
593,327	1.127%, 2/25/2047[g]	415,001
	Washington Mutual Mortgage Pass-Through Certificates Trust
397,700	7.000%, 2/25/2036	285,615

	Total	13,051,353

The accompanying Notes to Financial Statements are an integral part of this schedule.

23

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (14.8%)	Value
Commercial Mortgage-Backed Securities (0.5%)
	Commercial Mortgage Pass-Through Certificates
$360,000	1.489%, 6/8/2030[f,g]	$360,000
	Credit Suisse First Boston Mortgage Securities
1,300,000	5.542%, 1/15/2049	1,320,907
	Credit Suisse Mortgage Capital Certificates
825,000	5.509%, 9/15/2039	831,285
	Federal National Mortgage Association
154,732	1.272%, 1/25/2017	154,695
	Greenwich Capital Commercial Funding Corporation
900,000	5.867%, 12/10/2049	924,838
	GS Mortgage Securities Trust
700,000	3.666%, 9/10/2047	749,673
475,000	3.506%, 10/10/2048	501,827
700,000	3.734%, 11/10/2048	753,905
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
750,000	5.889%, 2/12/2049	767,598
	JPMBB Commercial Mortgage Securities Trust
325,000	3.231%, 1/15/2048	338,895
475,000	3.598%, 11/15/2048	504,385
	Morgan Stanley Bank of America Merrill Lynch Trust
650,000	3.753%, 12/15/2047	699,020
450,000	3.635%, 10/15/2048	479,187
	Morgan Stanley Capital, Inc.
450,000	5.406%, 3/15/2044	460,270
	SCG Trust
150,000	1.833%, 11/15/2026[f,g]	149,874
	UBS Commercial Mortgage Trust
600,000	3.400%, 5/10/2045	635,648
	WFRBS Commercial Mortgage Trust
450,000	2.870%, 11/15/2045	464,492

	Total	10,096,499

Communications Services (0.7%)
	21st Century Fox America, Inc.
190,000	6.900%, 3/1/2019	216,963
	Altice Financing SA
295,000	6.625%, 2/15/2023[f]	291,696
	Altice US Finance I Corporation
180,000	5.500%, 5/15/2026[f]	181,800
	AMC Networks, Inc.
505,000	5.000%, 4/1/2024	505,631
	America Movil SAB de CV
90,000	5.000%, 10/16/2019	99,214
	American Tower Corporation
20,000	2.800%, 6/1/2020	20,225
210,000	3.300%, 2/15/2021	216,479
115,000	3.450%, 9/15/2021	119,120
	AT&T, Inc.
65,000	5.875%, 10/1/2019	73,574
60,000	1.559%, 6/30/2020[g]	59,680
112,000	3.875%, 8/15/2021	120,101
95,000	3.000%, 6/30/2022	96,900
294,000	6.350%, 3/15/2040	348,456
125,000	5.550%, 8/15/2041	138,555
170,000	5.150%, 3/15/2042	178,546
95,000	4.750%, 5/15/2046	95,724
	British Sky Broadcasting Group plc
110,000	2.625%, 9/16/2019[f]	111,821
	CCO Holdings, LLC
275,000	7.375%, 6/1/2020	285,175
400,000	5.875%, 4/1/2024[f]	419,000
	CCO Safari II, LLC
167,000	6.834%, 10/23/2055[f]	191,941
113,000	3.579%, 7/23/2020[f]	117,301
168,000	4.908%, 7/23/2025[f]	181,112
	CenturyLink, Inc.
285,000	6.450%, 6/15/2021	290,700
65,000	7.500%, 4/1/2024	65,163
	Clear Channel Worldwide Holdings, Inc.
390,000	6.500%, 11/15/2022	391,950
	Columbus International, Inc.
350,000	7.375%, 3/30/2021[f]	371,770
	Comcast Corporation
140,000	2.750%, 3/1/2023	144,694
360,000	4.400%, 8/15/2035	397,543
58,000	4.650%, 7/15/2042	65,452
253,000	4.750%, 3/1/2044	292,863
	Cox Communications, Inc.
68,000	9.375%, 1/15/2019[f]	79,526
	Crown Castle International Corporation
196,000	3.400%, 2/15/2021	203,016
371,000	5.250%, 1/15/2023	411,810
75,000	3.700%, 6/15/2026[c]	76,153
	Crown Castle Towers, LLC
45,000	4.174%, 8/15/2017[f]	45,847
	Digicel, Ltd.
480,000	6.000%, 4/15/2021*	439,200
	Dish DBS Corporation
335,000	5.875%, 7/15/2022	325,787
	FairPoint Communications, Inc.
265,000	8.750%, 8/15/2019[f]	250,425
	Frontier Communications Corporation
405,000	8.875%, 9/15/2020[f]	428,794
	Hughes Satellite Systems Corporation
247,000	6.500%, 6/15/2019	272,009
	Level 3 Communications, Inc.
360,000	5.375%, 1/15/2024[f]	365,400
	Level 3 Financing, Inc.
130,000	5.375%, 5/1/2025	132,275
	McGraw-Hill Global Education Holdings, LLC
335,000	9.750%, 4/1/2021	360,758
	Numericable-SFR SA
435,000	6.000%, 5/15/2022[f]	435,565
	Omnicom Group, Inc.
85,000	3.600%, 4/15/2026	88,497
	Quebecor Media, Inc.
235,000	5.750%, 1/15/2023	243,225
	S&P Global, Inc.
168,000	3.300%, 8/14/2020	174,323
	SES Global Americas Holdings GP
135,000	2.500%, 3/25/2019[f]	134,900

The accompanying Notes to Financial Statements are an integral part of this schedule.

24

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (14.8%)	Value
Communications Services (0.7%) - continued
	Sprint Communications, Inc.
$250,000	9.000%, 11/15/2018[f]	$264,375
	Sprint Corporation
265,000	7.625%, 2/15/2025	199,744
	Telefonica Emisiones SAU
97,000	3.192%, 4/27/2018	99,872
	Time Warner Entertainment Company, LP
160,000	8.375%, 3/15/2023	208,484
	Time Warner, Inc.
368,000	3.600%, 7/15/2025	384,405
95,000	6.250%, 3/29/2041	115,731
	T-Mobile USA, Inc.
390,000	6.125%, 1/15/2022	410,233
	Unitymedia Hessen GmbH & Company KG
165,000	5.500%, 1/15/2023[f]	170,981
	Univision Communications, Inc.
185,000	5.125%, 5/15/2023[f]	186,388
	UPCB Finance V, Ltd.
247,500	7.250%, 11/15/2021[f]	260,494
	Verizon Communications, Inc.
130,000	1.412%, 6/17/2019[g]	130,107
440,000	3.000%, 11/1/2021	456,167
378,000	5.150%, 9/15/2023	434,735
20,000	5.050%, 3/15/2034	21,951
117,000	4.272%, 1/15/2036	117,651
278,000	4.522%, 9/15/2048	282,112

	Total	14,300,089

Consumer Cyclical (0.4%)
	Automatic Data Processing, Inc.
40,000	3.375%, 9/15/2025	42,981
	Cinemark USA, Inc.
185,000	4.875%, 6/1/2023[f]	183,633
275,000	4.875%, 6/1/2023	272,968
	CVS Health Corporation
40,000	2.250%, 8/12/2019	40,982
320,000	4.875%, 7/20/2035	358,705
72,000	6.125%, 9/15/2039	92,438
140,000	5.125%, 7/20/2045	163,611
	Delphi Automotive plc
210,000	3.150%, 11/19/2020	213,910
	eBay, Inc.
85,000	2.500%, 3/9/2018	86,572
	Ford Motor Company
56,000	7.450%, 7/16/2031	74,319
	Ford Motor Credit Company, LLC
470,000	5.000%, 5/15/2018	499,909
200,000	2.943%, 1/8/2019	204,872
	General Motors Company
80,000	6.600%, 4/1/2036	93,610
155,000	6.250%, 10/2/2043	174,680
	General Motors Financial Company, Inc.
275,000	3.250%, 5/15/2018	281,337
126,000	3.700%, 11/24/2020	130,563
84,000	4.200%, 3/1/2021	88,523
135,000	4.300%, 7/13/2025	139,118
85,000	5.250%, 3/1/2026	93,246
	Hilton Worldwide Finance, LLC
400,000	5.625%, 10/15/2021	416,620
	Home Depot, Inc.
64,000	2.625%, 6/1/2022	66,237
105,000	3.000%, 4/1/2026	109,804
	Hyundai Capital America
126,000	2.400%, 10/30/2018[f]	127,019
126,000	3.000%, 10/30/2020[f]	128,544
	Jaguar Land Rover Automotive plc
275,000	5.625%, 2/1/2023[f]	290,125
	KB Home
140,000	4.750%, 5/15/2019	140,700
	L Brands, Inc.
275,000	5.625%, 2/15/2022	303,531
	Lennar Corporation
275,000	4.125%, 12/1/2018	282,219
275,000	4.875%, 12/15/2023	279,125
	McDonald’s Corporation
125,000	2.750%, 12/9/2020	129,752
	MGM Resorts International
360,000	6.000%, 3/15/2023[i]	373,950
	PulteGroup, Inc.
350,000	4.250%, 3/1/2021	356,125
	Rite Aid Corporation
345,000	6.125%, 4/1/2023[f]	367,642
	Six Flags Entertainment Corporation
340,000	5.250%, 1/15/2021[f]	351,900
	Toll Brothers Finance Corporation
42,000	8.910%, 10/15/2017	46,200
74,000	4.000%, 12/31/2018	76,590
	West Corporation
290,000	5.375%, 7/15/2022[f]	262,450
	ZF North America Capital, Inc.
380,000	4.500%, 4/29/2022[f]	389,017

	Total	7,733,527

Consumer Non-Cyclical (0.7%)
	AbbVie, Inc.
110,000	2.500%, 5/14/2020	111,880
210,000	3.600%, 5/14/2025	220,042
	Actavis Funding SCS
126,000	3.800%, 3/15/2025	129,360
255,000	4.550%, 3/15/2035	255,089
378,000	4.850%, 6/15/2044	387,639
	Altria Group, Inc.
340,000	2.850%, 8/9/2022	352,744
	Amgen, Inc.
55,000	2.125%, 5/1/2020	55,376
84,000	2.700%, 5/1/2022	85,951
125,000	3.125%, 5/1/2025	128,300
	Anheuser-Busch Inbev Finance, Inc.
90,000	1.879%, 2/1/2021[g]	91,986
294,000	3.650%, 2/1/2026	309,904
420,000	4.700%, 2/1/2036	459,326
210,000	4.900%, 2/1/2046	238,152
	B&G Foods, Inc.
200,000	4.625%, 6/1/2021	203,250
	BAT International Finance plc
80,000	1.144%, 6/15/2018[f,g]	79,813

The accompanying Notes to Financial Statements are an integral part of this schedule.

25

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (14.8%)	Value
Consumer Non-Cyclical (0.7%) - continued
	Becton, Dickinson and Company
$205,000	6.375%, 8/1/2019	$232,438
	Biogen, Inc.
75,000	3.625%, 9/15/2022	80,027
	Boston Scientific Corporation
75,000	6.000%, 1/15/2020	84,876
125,000	4.125%, 10/1/2023	133,802
125,000	3.850%, 5/15/2025	130,724
	Bunge Limited Finance Corporation
108,000	8.500%, 6/15/2019	125,539
120,000	3.500%, 11/24/2020	123,344
	Cardinal Health, Inc.
45,000	1.950%, 6/15/2018	45,471
48,000	4.900%, 9/15/2045	53,366
	Celgene Corporation
180,000	2.875%, 8/15/2020	186,422
40,000	3.550%, 8/15/2022	41,868
180,000	5.000%, 8/15/2045	197,676
	Centene Escrow Corporation
400,000	5.625%, 2/15/2021[f]	421,000
	CHS/Community Health Systems, Inc.
380,000	7.125%, 7/15/2020[i]	366,806
	Church & Dwight Company, Inc.
50,000	2.450%, 12/15/2019	50,501
	Cigna Corporation
95,000	5.375%, 2/15/2042	105,392
	ConAgra Foods, Inc.
63,000	7.125%, 10/1/2026	79,142
	EMD Finance, LLC
85,000	0.992%, 3/17/2017[f,g]	84,941
96,000	2.950%, 3/19/2022[f]	98,030
	Energizer Holdings, Inc.
320,000	5.500%, 6/15/2025[f]	320,035
	Envision Healthcare Corporation
365,000	5.125%, 7/1/2022[f]	371,387
	Express Scripts Holding Company
84,000	3.900%, 2/15/2022	88,363
195,000	4.500%, 2/25/2026	208,950
	Fresenius Medical Care US Finance II, Inc.
275,000	5.875%, 1/31/2022[f]	302,500
	Gilead Sciences, Inc.
45,000	2.550%, 9/1/2020	46,741
	Grifols Worldwide Operations, Ltd.
400,000	5.250%, 4/1/2022	412,000
	H. J. Heinz Company
125,000	3.500%, 7/15/2022[f]	131,913
	HCA, Inc.
275,000	3.750%, 3/15/2019	282,562
205,000	5.250%, 6/15/2026	212,944
	Imperial Tobacco Finance plc
170,000	2.950%, 7/21/2020[f]	175,211
	JBS USA, LLC
275,000	5.750%, 6/15/2025[f]	253,000
	Kraft Foods Group, Inc.
168,000	5.000%, 6/4/2042	187,296
	Laboratory Corporation of America Holdings
60,000	2.625%, 2/1/2020	60,608
	LifePoint Health, Inc.
275,000	5.500%, 12/1/2021	286,000
	McKesson Corporation
168,000	3.796%, 3/15/2024	179,485
75,000	4.883%, 3/15/2044	83,822
	Mead Johnson Nutrition Company
84,000	3.000%, 11/15/2020	86,948
	Medco Health Solutions, Inc.
51,000	7.125%, 3/15/2018	56,034
	Medtronic plc
420,000	4.375%, 3/15/2035	467,732
	Merck & Company, Inc.
65,000	0.996%, 2/10/2020[g]	64,942
30,000	3.700%, 2/10/2045	30,677
	Mondelez International, Inc.
91,000	1.136%, 2/1/2019[g]	90,113
	Mylan NV
170,000	3.000%, 12/15/2018[f]	172,933
65,000	3.750%, 12/15/2020[f]	67,247
	PepsiCo, Inc.
168,000	2.850%, 2/24/2026	173,026
	Perrigo Finance Unlimited Company
255,000	3.500%, 3/15/2021	260,949
	Reynolds American, Inc.
90,000	2.300%, 8/21/2017	91,127
257,000	5.700%, 8/15/2035	306,773
	Roche Holdings, Inc.
130,000	4.000%, 11/28/2044[f]	141,484
	SABMiller Holdings, Inc.
64,000	3.750%, 1/15/2022[f]	68,376
	Safeway, Inc.
4,000	3.400%, 12/1/2016	3,990
	Spectrum Brands Escrow Corporation
120,000	6.375%, 11/15/2020	126,632
	Spectrum Brands, Inc.
180,000	5.750%, 7/15/2025	190,917
	Tenet Healthcare Corporation
480,000	8.125%, 4/1/2022	498,000
	Thermo Fisher Scientific, Inc.
63,000	3.000%, 4/15/2023	63,851
	TreeHouse Foods, Inc.
185,000	4.875%, 3/15/2022	191,244
	UnitedHealth Group, Inc.
130,000	4.625%, 7/15/2035	146,739
	VRX Escrow Corporation
570,000	6.125%, 4/15/2025[f]	476,167

	Total	13,128,895

Energy (0.4%)
	Anadarko Petroleum Corporation
125,000	4.850%, 3/15/2021	130,385
	Antero Resources Corporation
290,000	5.125%, 12/1/2022	278,400
	Boardwalk Pipelines, Ltd.
102,000	5.875%, 11/15/2016	102,195
	BP Capital Markets plc
164,000	3.062%, 3/17/2022	169,155
252,000	3.535%, 11/4/2024	262,818
45,000	3.119%, 5/4/2026[c]	45,425

The accompanying Notes to Financial Statements are an integral part of this schedule.

26

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (14.8%)	Value
Energy (0.4%) - continued
	Buckeye Partners, LP
$107,000	2.650%, 11/15/2018	$107,321
	Canadian Natural Resources, Ltd.
200,000	3.450%, 11/15/2021	194,175
	CNOOC Nexen Finance
108,000	1.625%, 4/30/2017	107,828
	CNPC General Capital, Ltd.
72,000	2.750%, 4/19/2017[f]	72,756
	Columbia Pipeline Group, Inc.
165,000	2.450%, 6/1/2018[f]	164,798
	Concho Resources, Inc.
205,000	6.500%, 1/15/2022	213,200
273,154	5.500%, 10/1/2022	275,544
	ConocoPhillips Company
105,000	4.200%, 3/15/2021	112,217
126,000	5.950%, 3/15/2046	152,594
	Crestwood Midstream Partners, LP
155,000	6.125%, 3/1/2022	141,438
	Devon Energy Corporation
130,000	3.250%, 5/15/2022	117,712
84,000	5.850%, 12/15/2025	88,214
	Enbridge Energy Partners, LP
210,000	4.375%, 10/15/2020	212,209
	Enbridge, Inc.
90,000	1.083%, 6/2/2017[g,i]	87,334
	Energy Transfer Partners, LP
347,000	4.650%, 6/1/2021	344,908
90,000	4.900%, 3/15/2035	77,371
	Enterprise Products Operating, LLC
105,000	5.250%, 1/31/2020	115,116
48,000	5.100%, 2/15/2045	50,485
	EQT Corporation
53,000	5.150%, 3/1/2018	53,703
55,000	8.125%, 6/1/2019	60,323
150,000	4.875%, 11/15/2021	151,321
	Exxon Mobil Corporation
70,000	4.114%, 3/1/2046	74,575
	Kinder Morgan, Inc.
85,000	5.550%, 6/1/2045	79,193
	Magellan Midstream Partners, LP
120,000	5.000%, 3/1/2026	132,460
30,000	4.200%, 3/15/2045	26,971
	Marathon Oil Corporation
165,000	2.700%, 6/1/2020	153,733
	Marathon Petroleum Corporation
65,000	3.400%, 12/15/2020	65,456
60,000	4.750%, 9/15/2044	50,149
	MEG Energy Corporation
275,000	6.500%, 3/15/2021[f]	215,875
	Newfield Exploration Company
250,000	5.625%, 7/1/2024	254,375
	Noble Energy, Inc.
73,000	5.625%, 5/1/2021	75,016
	Petrobras International Finance Company
210,000	5.750%, 1/20/2020	192,675
	Petroleos Mexicanos
124,000	5.500%, 2/4/2019[f]	129,642
72,000	2.378%, 4/15/2025	73,499
	Pioneer Natural Resources Company
46,000	3.450%, 1/15/2021	46,680
85,000	4.450%, 1/15/2026	89,864
	Regency Energy Partners, LP
275,000	5.000%, 10/1/2022	269,759
	Rice Energy, Inc.
275,000	6.250%, 5/1/2022	272,250
	Sabine Pass Liquefaction, LLC
275,000	5.625%, 3/1/2025	268,125
	Schlumberger Holdings Corporation
65,000	3.000%, 12/21/2020[f]	66,844
	Shell International Finance BV
60,000	1.071%, 5/11/2020[g]	58,212
	Suncor Energy, Inc.
95,000	3.600%, 12/1/2024	96,437
	Sunoco Logistics Partners Operations, LP
285,000	4.400%, 4/1/2021	292,937
	Targa Resources Partners, LP
210,000	6.625%, 10/1/2020[f]	214,330

	Total	7,088,002

Financials (1.1%)
	Abbey National Treasury Services plc
48,000	3.050%, 8/23/2018	49,493
	ABN AMRO Bank NV
200,000	4.750%, 7/28/2025[f]	204,414
	ACE INA Holdings, Inc.
168,000	2.300%, 11/3/2020	171,910
125,000	4.350%, 11/3/2045	137,815
	AerCap Ireland Capital, Ltd.
360,000	5.000%, 10/1/2021	379,800
	Air Lease Corporation
75,000	2.125%, 1/15/2018	74,063
33,000	2.625%, 9/4/2018	32,779
	Ally Financial, Inc.
180,000	3.750%, 11/18/2019	179,550
200,000	4.125%, 3/30/2020	203,750
	American Express Credit Corporation
130,000	1.189%, 3/18/2019[g]	128,521
	American International Group, Inc.
55,000	3.300%, 3/1/2021	56,701
126,000	4.125%, 2/15/2024	131,920
55,000	3.900%, 4/1/2026	56,038
	Aon plc
63,000	3.875%, 12/15/2025	64,794
	Argos Merger Sub, Inc.
350,000	7.125%, 3/15/2023[f]	357,875
	Avalonbay Communities, Inc.
200,000	3.500%, 11/15/2025	208,741
	Aviation Capital Group Corporation
48,000	3.875%, 9/27/2016[f]	48,302
	Banco Santander Chile
155,000	1.529%, 4/11/2017[f,g]	154,613
	Bank of America Corporation
135,000	1.694%, 3/22/2018[g]	135,686
110,000	1.495%, 4/1/2019[g]	109,518
125,000	2.625%, 10/19/2020	126,130
200,000	3.300%, 1/11/2023	203,257
60,000	4.000%, 4/1/2024	63,029
90,000	4.000%, 1/22/2025	90,136
126,000	3.500%, 4/19/2026	127,351
63,000	5.875%, 2/7/2042	77,983

The accompanying Notes to Financial Statements are an integral part of this schedule.

27

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (14.8%)	Value
Financials (1.1%) - continued
$168,000	8.000%, 12/29/2049[j]	$163,800
	Bank of New York Mellon Corporation
210,000	2.500%, 4/15/2021	215,203
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
55,000	2.850%, 9/8/2021[f]	56,149
	Barclays Bank plc
42,000	10.179%, 6/12/2021[f]	53,442
	Barclays plc
90,000	2.750%, 11/8/2019	90,034
168,000	3.650%, 3/16/2025	161,231
	BB&T Corporation
55,000	1.343%, 1/15/2020[g]	54,278
	BBVA Banco Continental SA
109,000	2.250%, 7/29/2016[f]	109,048
	Berkshire Hathaway, Inc.
105,000	2.750%, 3/15/2023	108,300
	BPCE SA
96,000	5.700%, 10/22/2023[f]	102,084
	Caisse Centrale Desjardins du Quebec
75,000	1.303%, 1/29/2018[f,g]	74,778
	Capital One Financial Corporation
70,000	6.150%, 9/1/2016	71,127
90,000	2.450%, 4/24/2019	91,034
	CIT Group, Inc.
355,000	5.000%, 8/15/2022	371,862
	Citigroup, Inc.
90,000	1.401%, 4/8/2019[g]	89,227
137,000	2.650%, 10/26/2020	138,672
170,000	2.700%, 3/30/2021	172,134
89,000	4.050%, 7/30/2022	93,165
235,000	4.400%, 6/10/2025	242,547
410,000	4.650%, 7/30/2045	438,461
	Citizens Bank NA
250,000	2.300%, 12/3/2018	251,543
	CoBank ACB
50,000	1.234%, 6/15/2022*,g	46,801
	Compass Bank
90,000	2.750%, 9/29/2019	90,282
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
72,000	3.950%, 11/9/2022	74,084
	Credit Agricole SA
110,000	1.428%, 4/15/2019[f,g]	109,244
	Credit Suisse AG
73,000	5.400%, 1/14/2020	79,231
	Credit Suisse Group Funding, Ltd.
252,000	2.750%, 3/26/2020	250,178
168,000	3.750%, 3/26/2025	164,012
120,000	4.550%, 4/17/2026[f]	122,516
	CyrusOne, LP
275,000	6.375%, 11/15/2022	290,295
	Digital Realty Trust LP
100,000	3.400%, 10/1/2020	102,803
	Discover Bank
190,000	8.700%, 11/18/2019	221,072
	Discover Financial Services
72,000	6.450%, 6/12/2017	75,457
	Duke Realty, LP
30,000	3.875%, 2/15/2021	31,371
90,000	4.375%, 6/15/2022	95,802
	ERP Operating, LP
32,000	3.375%, 6/1/2025	33,254
	European Investment Bank
165,000	1.875%, 3/15/2019	168,409
	Fifth Third Bancorp
93,000	5.450%, 1/15/2017	95,306
52,000	2.875%, 7/27/2020	52,749
55,000	2.875%, 10/1/2021	55,875
	GE Capital International Funding Company
350,000	4.418%, 11/15/2035[f]	384,329
	Genworth Financial, Inc.
74,000	7.700%, 6/15/2020	66,137
	Goldman Sachs Group, Inc.
180,000	1.838%, 4/30/2018[g]	180,930
95,000	1.718%, 11/15/2018[g]	95,237
342,000	5.375%, 3/15/2020	380,118
75,000	1.798%, 4/23/2020[g]	75,002
336,000	5.250%, 7/27/2021	379,865
84,000	3.500%, 1/23/2025	84,947
175,000	4.800%, 7/8/2044	187,960
64,000	5.150%, 5/22/2045	65,808
145,000	4.750%, 10/21/2045	154,305
	Hartford Financial Services Group, Inc.
219,000	5.125%, 4/15/2022	246,557
	HBOS plc
213,000	6.750%, 5/21/2018[f]	230,596
	HCP, Inc.
265,000	4.000%, 12/1/2022	271,344
60,000	3.400%, 2/1/2025	56,635
	HSBC Bank plc
180,000	1.258%, 5/15/2018[f,g]	179,050
	HSBC Holdings plc
100,000	6.375%, 12/29/2049[i,j]	96,590
	Huntington Bancshares, Inc.
24,000	2.600%, 8/2/2018	24,329
	Huntington National Bank
250,000	2.200%, 11/6/2018	251,874
	Hutchison Whampoa International 14, Ltd.
97,000	3.625%, 10/31/2024[f]	100,776
	Icahn Enterprises, LP
215,000	6.000%, 8/1/2020	214,484
	ING Capital Funding Trust III
90,000	4.231%, 12/29/2049[g,j]	87,637
	International Lease Finance Corporation
162,000	2.584%, 6/15/2016[g]	162,190
	Intesa Sanpaolo SPA
170,000	5.250%, 1/12/2024	185,409
	J.P. Morgan Chase & Company
116,000	6.300%, 4/23/2019	130,711
60,000	2.250%, 1/23/2020	60,439
210,000	4.500%, 1/24/2022	231,916
126,000	3.200%, 1/25/2023	129,460
120,000	3.625%, 5/13/2024	125,588
240,000	3.125%, 1/23/2025	240,653
135,000	3.300%, 4/1/2026	136,704
220,000	7.900%, 4/29/2049[j]	221,237
	KeyCorp
100,000	2.900%, 9/15/2020	102,270

The accompanying Notes to Financial Statements are an integral part of this schedule.

28

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (14.8%)	Value
Financials (1.1%) - continued
	Liberty Mutual Group, Inc.
$178,000	4.950%, 5/1/2022[f]	$193,555
	Liberty Property, LP
246,000	3.750%, 4/1/2025	248,194
	Lloyds Bank plc
85,000	1.160%, 3/16/2018[g]	84,430
	Merrill Lynch & Company, Inc.
210,000	6.050%, 5/16/2016	210,372
252,000	6.400%, 8/28/2017	267,386
	MetLife, Inc.
125,000	4.050%, 3/1/2045	119,737
	Mizuho Bank, Ltd.
108,000	1.850%, 3/21/2018[f]	108,209
	Morgan Stanley
400,000	6.625%, 4/1/2018	436,350
120,000	1.918%, 4/25/2018[g]	121,431
75,000	1.774%, 1/27/2020[g]	75,047
105,000	2.500%, 4/21/2021	105,198
65,000	4.875%, 11/1/2022	70,720
100,000	4.000%, 7/23/2025	105,210
210,000	4.350%, 9/8/2026	216,997
75,000	4.300%, 1/27/2045	76,166
210,000	5.550%, 12/29/2049[j]	207,900
	MPT Operating Partnership, LP
275,000	6.375%, 3/1/2024	292,875
185,000	5.500%, 5/1/2024	186,850
	National City Corporation
87,000	6.875%, 5/15/2019	98,394
	Prudential Financial, Inc.
55,000	2.350%, 8/15/2019	55,589
	Quicken Loans, Inc.
385,000	5.750%, 5/1/2025[f]	361,900
	Realty Income Corporation
27,000	2.000%, 1/31/2018	27,152
	Regions Bank
71,000	7.500%, 5/15/2018	78,025
	Regions Financial Corporation
125,000	2.250%, 9/14/2018	125,564
126,000	3.200%, 2/8/2021	127,069
	Reinsurance Group of America, Inc.
50,000	5.625%, 3/15/2017	51,723
81,000	5.000%, 6/1/2021	88,047
	Reliance Standard Life Global Funding II
85,000	2.500%, 4/24/2019[f]	85,653
	Royal Bank of Scotland Group plc
110,000	1.569%, 3/31/2017[g]	109,923
245,000	7.500%, 12/29/2049[j]	228,463
	Santander Holdings USA, Inc.
115,000	3.450%, 8/27/2018	117,921
	Santander UK Group Holdings plc
147,000	2.875%, 10/16/2020	146,300
150,000	4.750%, 9/15/2025[f]	146,502
	Simon Property Group, LP
42,000	10.350%, 4/1/2019	51,592
55,000	2.500%, 9/1/2020	56,327
140,000	2.750%, 2/1/2023	142,598
	Skandinaviska Enskilda Banken AB
135,000	2.375%, 3/25/2019[f]	136,547
	State Street Corporation
85,000	1.518%, 8/18/2020[g]	85,259
	Sumitomo Mitsui Banking Corporation
90,000	1.213%, 1/16/2018[g]	89,622
	Svenska Handelsbanken AB
120,000	1.132%, 6/17/2019[g]	118,320
	Synchrony Financial
50,000	1.849%, 2/3/2020[g]	48,363
55,000	3.750%, 8/15/2021	56,609
235,000	4.250%, 8/15/2024	241,344
	Toronto-Dominion Bank
65,000	1.562%, 12/14/2020[g]	65,101
	UBS Group Funding Jersey, Ltd.
210,000	2.950%, 9/24/2020[f]	211,881
126,000	4.125%, 9/24/2025[f]	129,275
	UnitedHealth Group, Inc.
35,000	3.350%, 7/15/2022	37,127
	USB Realty Corporation
50,000	1.775%, 12/29/2049[f,g,j]	40,719
	Voya Financial, Inc.
109,000	2.900%, 2/15/2018	110,863
	Wells Fargo & Company
75,000	1.318%, 1/30/2020[g]	74,402
170,000	2.550%, 12/7/2020	173,547
513,000	3.450%, 2/13/2023	525,483
125,000	3.000%, 2/19/2025	125,395
168,000	4.900%, 11/17/2045	181,652
	Welltower, Inc.
27,000	2.250%, 3/15/2018	27,242
65,000	3.750%, 3/15/2023	65,725
55,000	4.000%, 6/1/2025	56,400

	Total	22,248,361

Foreign Government (<0.1%)
	Eksportfinans ASA
52,000	5.500%, 5/25/2016	52,112
	Export-Import Bank of Korea
75,000	2.250%, 1/21/2020	75,604
	Kommunalbanken AS
125,000	1.500%, 10/22/2019[f]	125,578

	Total	253,294

Mortgage-Backed Securities (4.5%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
9,050,000	3.000%, 5/1/2031[c]	9,464,319
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
3,675,000	4.000%, 5/1/2046[c]	3,924,211
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
2,950,000	2.500%, 5/1/2031[c]	3,031,643
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
461,038	1.734%, 7/1/2043[g]	469,190
261,313	2.035%, 7/1/2043[g]	268,410
271,473	2.070%, 8/1/2043[g]	279,308
36,400,000	3.500%, 5/1/2046[c]	38,146,068
19,950,000	4.000%, 5/1/2046[c]	21,311,819

The accompanying Notes to Financial Statements are an integral part of this schedule.

29

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (14.8%)	Value
Mortgage-Backed Securities (4.5%) - continued
$9,465,000	4.500%, 5/1/2046[c]	$10,305,388

	Total	87,200,356

Technology (0.3%)
	Amphenol Corporation
69,000	2.550%, 1/30/2019	69,777
	Apple, Inc.
60,000	0.917%, 5/6/2020[g]	59,370
294,000	3.200%, 5/13/2025	308,411
126,000	4.650%, 2/23/2046	138,369
	Baidu, Inc.
200,000	2.750%, 6/9/2019	202,659
	Cisco Systems, Inc.
80,000	1.135%, 3/1/2019[g]	80,180
	CommScope Technologies Finance, LLC
245,000	6.000%, 6/15/2025[f]	251,125
	Denali Borrower, LLC
275,000	5.625%, 10/15/2020[f]	289,437
	Equinix, Inc.
185,000	5.750%, 1/1/2025	193,562
	Fidelity National Information Services, Inc.
145,000	2.850%, 10/15/2018	147,965
124,000	3.625%, 10/15/2020	129,734
	First Data Corporation
185,000	5.375%, 8/15/2023[f]	191,244
	Freescale Semiconductor, Inc.
275,000	6.000%, 1/15/2022[f]	291,500
	Hewlett Packard Enterprise Company
96,000	2.450%, 10/5/2017[f]	97,074
48,000	2.850%, 10/5/2018[f]	48,999
48,000	4.400%, 10/15/2022[f]	50,721
	IMS Health, Inc.
360,000	6.000%, 11/1/2020[f]	369,000
	Intel Corporation
30,000	3.100%, 7/29/2022	31,840
65,000	3.700%, 7/29/2025	71,481
	Iron Mountain, Inc.
310,000	6.000%, 8/15/2023	329,375
	Microsoft Corporation
270,000	4.750%, 11/3/2055	307,836
270,000	4.200%, 11/3/2035	294,301
	Oracle Corporation
55,000	2.500%, 5/15/2022	56,180
160,000	2.950%, 5/15/2025	164,732
	Plantronics, Inc.
275,000	5.500%, 5/31/2023[f]	275,687
	Qualcomm, Inc.
126,000	3.000%, 5/20/2022	131,208
	Seagate HDD Cayman
128,000	4.875%, 6/1/2027[f]	89,987
	Sensata Technologies UK Financing Company plc
200,000	6.250%, 2/15/2026[f]	213,500
	Western Digital Corporation
335,000	10.500%, 4/1/2024[f]	325,788

	Total	5,211,042

Transportation (0.1%)
	Air Canada Pass Through Trust
48,503	3.875%, 3/15/2023[f]	46,805
	American Airlines Pass Through Trust
102,877	3.375%, 5/1/2027	104,034
	Avis Budget Car Rental, LLC
255,000	5.125%, 6/1/2022[f]	242,091
185,000	6.375%, 4/1/2024[f]	183,613
	Burlington Northern Santa Fe, LLC
125,000	5.050%, 3/1/2041	146,268
	Canadian Pacific Railway Company
60,000	4.800%, 8/1/2045	65,378
	Continental Airlines, Inc.
55,402	4.150%, 4/11/2024	57,618
	CSX Corporation
42,000	3.700%, 11/1/2023	44,895
	Delta Air Lines, Inc.
29,117	4.950%, 5/23/2019	30,698
	ERAC USA Finance, LLC
30,000	2.800%, 11/1/2018[f]	30,553
	FedEx Corporation
155,000	3.900%, 2/1/2035	151,626
	J.B. Hunt Transport Services, Inc.
50,000	3.300%, 8/15/2022	51,164
	Southwest Airlines Company
97,000	2.750%, 11/6/2019	99,700
	Virgin Australia Holdings, Ltd.
30,170	5.000%, 10/23/2023[f]	30,999
	XPO Logistics, Inc.
270,000	6.500%, 6/15/2022[f]	262,926

	Total	1,548,368

U.S. Government and Agencies (4.0%)
	U.S. Treasury Bonds
550,000	5.250%, 11/15/2028	748,580
1,175,000	4.375%, 5/15/2040	1,570,508
16,030,000	3.000%, 5/15/2042	17,254,788
6,700,000	3.625%, 2/15/2044	8,059,109
1,250,000	2.500%, 2/15/2046	1,207,861
	U.S. Treasury Bonds, TIPS
11,874,296	0.625%, 1/15/2026	12,470,386
	U.S. Treasury Notes
1,950,000	0.750%, 2/15/2019	1,942,307
1,750,000	1.000%, 3/15/2019	1,754,443
2,840,000	1.500%, 10/31/2019	2,884,375
8,634,000	1.875%, 6/30/2020	8,879,188
5,000,000	1.375%, 9/30/2020	5,031,055
120,000	1.625%, 8/15/2022	120,853
	U.S. Treasury Notes, TIPS
14,483,379	0.125%, 1/15/2023	14,637,265

	Total	76,560,718

Utilities (0.3%)
	AES Corporation
275,000	7.375%, 7/1/2021	315,562
	American Electric Power Company, Inc.
253,000	2.950%, 12/15/2022	259,738
	Arizona Public Service Company
65,000	2.200%, 1/15/2020	65,855

The accompanying Notes to Financial Statements are an integral part of this schedule.

30

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (14.8%)	Value
Utilities (0.3%) - continued
	Berkshire Hathaway Energy Company
$45,000	2.400%, 2/1/2020	$46,013
	Calpine Corporation
275,000	5.375%, 1/15/2023	277,406
	Chesapeake Midstream Partners, LP
210,000	6.125%, 7/15/2022	208,889
	Commonwealth Edison Company
125,000	3.700%, 3/1/2045	125,273
105,000	4.350%, 11/15/2045	114,543
	Consolidated Edison Company of New York, Inc.
63,000	4.500%, 12/1/2045	70,053
	DTE Electric Company
95,000	3.700%, 3/15/2045	96,537
	DTE Energy Company
25,000	2.400%, 12/1/2019	25,380
	Duke Energy Corporation
175,000	2.100%, 6/24/2022	176,455
	Dynegy Finance I, Inc.
320,000	7.375%, 11/1/2022	316,090
	Dynegy, Inc.
180,000	6.750%, 11/1/2019	181,530
	Edison International
170,000	2.950%, 3/15/2023	170,831
	EDP Finance BV
125,000	4.125%, 1/15/2020[f]	127,691
	Enel Finance International NV
37,000	6.250%, 12/11/2021[f]	39,297
	Energy Transfer Equity, LP
275,000	5.500%, 6/1/2027	236,024
	Eversource Energy
55,000	1.600%, 1/15/2018	55,071
	Exelon Corporation
90,000	5.100%, 6/15/2045[f]	101,973
126,000	4.450%, 4/15/2046	130,077
	Exelon Generation Company, LLC
123,000	5.200%, 10/1/2019	134,967
50,000	2.950%, 1/15/2020	50,755
	ITC Holdings Corporation
30,000	4.050%, 7/1/2023	30,988
95,000	5.300%, 7/1/2043	99,701
	Kinder Morgan Energy Partners, LP
130,000	3.500%, 3/1/2021	127,380
	MidAmerican Energy Holdings Company
165,000	6.500%, 9/15/2037	222,853
	Monongahela Power Company
95,000	5.400%, 12/15/2043[f]	115,280
	MPLX LP
475,000	4.875%, 12/1/2024[f]	462,969
	National Rural Utilities Cooperative Finance Corporation
150,000	2.300%, 11/1/2020	153,312
	NextEra Energy Capital Holdings, Inc.
105,000	2.300%, 4/1/2019	106,269
	NiSource Finance Corporation
245,000	5.650%, 2/1/2045	293,969
	Northern States Power Company
140,000	4.125%, 5/15/2044	152,240
	NRG Energy, Inc.
275,000	6.625%, 3/15/2023	270,187
	Oncor Electric Delivery Company, LLC
96,000	3.750%, 4/1/2045	91,329
	Pacific Gas & Electric Company
121,000	5.625%, 11/30/2017	128,976
126,000	4.250%, 3/15/2046	138,305
	PG&E Corporation
45,000	2.400%, 3/1/2019	45,814
	PPL Capital Funding, Inc.
54,000	3.500%, 12/1/2022	56,611
195,000	5.000%, 3/15/2044	215,950
	Sempra Energy
120,000	6.150%, 6/15/2018	130,650
60,000	2.400%, 3/15/2020	60,456
	Southern California Edison Company
35,000	2.400%, 2/1/2022	35,398
	Southwestern Electric Power Company
65,000	3.900%, 4/1/2045	60,676
	TransAlta Corporation
125,000	1.900%, 6/3/2017	122,945
	Williams Companies, Inc.
72,000	7.875%, 9/1/2021	74,160
	Williams Partners, LP
170,000	5.100%, 9/15/2045	138,705

	Total	6,661,133

	Total Long-Term Fixed Income (cost $278,868,183)	284,656,588

Shares	Collateral Held for Securities Loaned (0.1%)	Value
1,979,450	Thrivent Cash Management Trust	1,979,450

	Total Collateral Held for Securities Loaned (cost $1,979,450)	1,979,450

Shares or Principal Amount	Short-Term Investments (9.5%)[l]	Value
	Federal Agricultural Mortgage Corporation Discount Notes
5,000,000	0.240%, 5/12/2016	4,999,655
	Federal Home Loan Bank
4,000,000	0.503%, 5/12/2016[g]	4,000,224

The accompanying Notes to Financial Statements are an integral part of this schedule.

31

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Shares or Principal Amount	Short-Term Investments (9.5%)[l]	Value
	Federal Home Loan Bank Discount Notes
16,000,000	0.278%, 5/2/2016	$16,000,000
5,700,000	0.250%, 5/3/2016[m]	5,699,960
6,150,000	0.327%, 5/4/2016[m]	6,149,914
5,000,000	0.250%, 5/5/2016	4,999,895
3,500,000	0.250%, 5/6/2016	3,499,902
4,000,000	0.250%, 5/10/2016	3,999,776
8,000,000	0.257%, 5/11/2016	7,999,496
2,000,000	0.300%, 5/13/2016	1,999,848
2,500,000	0.270%, 5/16/2016	2,499,757
1,900,000	0.260%, 5/19/2016	1,899,776
6,000,000	0.265%, 5/23/2016	5,999,124
5,000,000	0.275%, 5/24/2016	4,999,235
5,000,000	0.280%, 5/26/2016	4,999,165
5,000,000	0.285%, 5/31/2016	4,998,995
1,700,000	0.290%, 6/1/2016	1,699,595
3,000,000	0.290%, 6/2/2016	2,999,265
2,000,000	0.295%, 6/3/2016	1,999,494
5,000,000	0.295%, 6/8/2016	4,998,535
4,700,000	0.290%, 6/10/2016	4,698,548
15,000,000	0.300%, 6/13/2016	14,995,005
2,000,000	0.285%, 6/16/2016	1,999,288
500,000	0.275%, 6/17/2016	499,818
3,000,000	0.280%, 6/20/2016	2,998,836
3,000,000	0.280%, 6/21/2016	2,998,812
4,000,000	0.285%, 6/22/2016	3,998,384
1,200,000	0.280%, 6/24/2016	1,199,496
4,000,000	0.310%, 6/30/2016	3,998,132
4,000,000	0.335%, 7/15/2016	3,997,368
10,000,000	0.340%, 7/20/2016	9,992,980
3,000,000	0.340%, 7/22/2016	2,997,840
2,000,000	0.340%, 7/25/2016	1,998,506
6,500,000	0.337%, 7/27/2016	6,495,034
2,100,000	0.335%, 7/29/2016	2,098,358
	Federal Home Loan Mortgage Corporation Discount Notes
5,630,000	0.400%, 7/25/2016[m]	5,625,794
	Federal National Mortgage Association Discount Notes
8,000,000	0.240%, 5/6/2016[m]	7,999,776
7,600,000	0.400%, 7/25/2016[m]	7,594,323

	Total Short-Term Investments (cost $182,620,562)	182,627,909

	Total Investments (cost $1,846,596,314) 104.7%	$2,015,153,356

	Other Assets and Liabilities, Net (4.7%)	(89,574,695)

	Total Net Assets 100.0%	$1,925,578,661

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	In bankruptcy. Interest is not being accrued.
e	Non-income producing security.
f

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of April 29, 2016, the value of these investments was $23,982,865 or 1.2% of total net assets.

g	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of April 29, 2016.
h	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of April 29, 2016.
i	All or a portion of the security is on loan.
j	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
k

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period.

The actual effective yield of the security is different than the stated coupon rate.
l	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
m	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Moderately Aggressive Allocation Fund as of April 29, 2016 was $10,994,063 or 0.6% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of April 29, 2016.

The accompanying Notes to Financial Statements are an integral part of this schedule.

32

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Security	Acquisition Date	Cost
Alm Loan Funding CLO, 10/17/2026	7/31/2014	$139,930
Apidos CLO XVIII, 7/22/2026	6/25/2014	134,662
Ares CLO, Ltd., 10/12/2023	5/15/2015	450,000
Babson CLO, Ltd., 10/17/2026	8/15/2014	139,930
Betony CLO, Ltd., 4/15/2027	2/25/2015	125,000
Birchwood Park CLO, Ltd., 7/15/2026	7/31/2014	140,000
BlueMountain CLO, Ltd., 10/15/2026	8/27/2014	139,859
Carlyle Global Market Strategies CLO, Ltd., 10/15/2026	9/19/2014	150,000
Carlyle Global Market Strategies CLO, Ltd., 7/20/2023	7/3/2014	150,000
Cent CLO 16, LP, 8/1/2024	9/5/2014	140,000
Cent CLO 22, Ltd., 11/7/2026	9/19/2014	150,000
CoBank ACB, 6/15/2022	10/18/2013	47,072
Digicel, Ltd., 4/15/2021	8/18/2014	458,614
DRB Prime Student Loan Trust, 1/25/2040	12/4/2015	446,075
Dryden 34 Senior Loan Fund CLO, 10/15/2026	7/21/2014	140,000
Edlinc Student Loan Funding Trust, 10/1/2025	2/28/2013	122,964
Galaxy XX CLO, Ltd., 7/20/2027	5/20/2015	450,000
GoldenTree Loan Opportunities IX, Ltd., 10/29/2026	10/3/2014	149,850
Golub Capital Partners CLO 23M, Ltd., 5/5/2027	5/18/2015	399,000
Limerock CLO III, LLC, 10/20/2026	10/16/2014	450,000
Madison Park Funding XIV CLO, Ltd., 7/20/2026	7/3/2014	149,820
Madison Park Funding, Ltd., 8/15/2022	5/8/2015	400,000
Magnetite XII, Ltd., 4/15/2027	2/6/2015	450,000
Mountain View CLO, Ltd., 7/15/2027	5/13/2015	448,835
NCF Dealer Floorplan Master Trust, 3/21/2022	4/8/2016	489,644
Neuberger Berman CLO, Ltd., 8/4/2025	6/19/2014	100,000
NZCG Funding CLO, Ltd., 4/27/2027	3/27/2015	450,000
Octagon Investment Partners XX CLO, Ltd., 8/12/2026	7/10/2014	140,000
OHA Loan Funding, Ltd., 10/20/2026	11/6/2014	448,875
OZLM VIII, Ltd., 10/17/2026	8/7/2014	139,202
Pretium Mortgage Credit Partners, LLC, 11/27/2030	11/6/2015	852,673
Race Point IX CLO, Ltd., 4/15/2027	2/13/2015	325,000
Shackleton VII CLO, Ltd., 4/15/2027	3/27/2015	450,000
Symphony CLO VIII, Ltd., 1/9/2023	9/15/2014	133,837
Symphony CLO XV, Ltd., 10/17/2026	10/17/2014	446,625
Vericrest Opportunity Loan Transferee, 3/26/2046	4/6/2016	443,818
Vericrest Opportunity Loan Transferee, 10/25/2058	1/13/2016	524,685
Voya CLO 3, Ltd., 7/25/2026	7/10/2014	139,790

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Aggressive Allocation Fund as of April 29, 2016:

Securities Lending Transactions
Taxable Debt Security	$1,913,072

Total lending	$1,913,072
Gross amount payable upon return of collateral for securities loaned	$1,979,450

Net amounts due to counterparty	$66,378

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

The accompanying Notes to Financial Statements are an integral part of this schedule.

33

MODERATE ALLOCATION FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Bank Loans (1.9%)[a]	Value
Basic Materials (0.1%)
	Alpha Natural Resources, Inc., Term Loan
$240,000	0.000%, 5/22/2020[b,c,d]	$77,551
	Fortescue Metals Group, Ltd., Term Loan
787,610	4.250%, 6/30/2019	741,118
	Ineos US Finance, LLC, Term Loan
937,957	3.750%, 12/15/2020	927,405
	NewPage Corporation, Delayed Draw
155,167	11.000%, 7/26/2017	134,219
	NewPage Corporation, Term Loan
155,167	10.136%, 7/26/2017	131,116
771,083	0.000%, 2/11/2021[d]	108,916
	Tronox Pigments BV, Term Loan
529,121	4.500%, 3/19/2020	510,305

	Total	2,630,630

Capital Goods (<0.1%)
	Accudyne Industries, LLC, Term Loan
338,043	4.000%, 12/13/2019	303,606

	Total	303,606

Communications Services (0.6%)
	Birch Communication Inc., Term Loan
605,393	7.750%, 7/17/2020[b,c]	517,611
	Cengage Learning Acquisitions, Term Loan
714,772	7.000%, 3/31/2020	710,433
	Fairpoint Communications, Term Loan
587,960	7.500%, 2/14/2019	584,285
	Grande Communications Networks, LLC, Term Loan
632,142	4.500%, 5/29/2020	620,555
	Hargray Communications Group, Inc., Term Loan
572,280	5.250%, 6/26/2019	570,134
	Integra Telecom Holdings, Inc., Term Loan
371,285	5.250%, 8/14/2020	354,577
194,057	9.750%, 2/12/2021	183,045
	Intelsat Jackson Holdings SA, Term Loan
198,591	3.750%, 6/30/2019	186,030
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
905,000	4.500%, 1/7/2022	863,524
	LTS Buyer, LLC, Term Loan
596,881	4.000%, 4/13/2020	594,792
34,788	8.000%, 4/12/2021	34,440
	McGraw-Hill Global Education Holdings, LLC, Term Loan
524,919	6.250%, 3/22/2019	524,483
	NEP Broadcasting, LLC, Term Loan
62,857	10.000%, 7/22/2020	57,986
	NEP/NCP Holdco, Inc., Term Loan
820,327	4.250%, 1/22/2020	774,183
	NTelos, Inc., Term Loan
328,100	5.750%, 11/9/2019	327,280
	Syniverse Holdings, Inc., Term Loan
554,934	4.000%, 4/23/2019	443,947
	TNS, Inc., Term Loan
383,431	5.000%, 2/14/2020	379,597
	Univision Communications, Inc., Term Loan
710,229	4.000%, 3/1/2020	709,086
	Virgin Media Investment Holdings, Ltd., Term Loan
585,672	3.649%, 6/30/2023	584,207
	WideOpenWest Finance, LLC, Term Loan
384,235	4.500%, 4/1/2019	381,995
	WMG Acquisition Corporation, Term Loan
239,386	0.000%, 7/1/2020[b,c]	236,351
	Yankee Cable Acquisition, LLC, Term Loan
464,804	4.250%, 3/1/2020	464,948
	Zayo Group, LLC, Term Loan
837,187	3.750%, 5/6/2021	836,735

	Total	10,940,224

Consumer Cyclical (0.3%)
	Amaya BV, Term Loan
1,025,442	5.000%, 8/1/2021	979,943
	Burlington Coat Factory Warehouse Corporation, Term Loan
496,130	4.250%, 8/13/2021	497,266
	Ceridian HCM Holding, Inc., Term Loan
268,050	4.500%, 9/15/2020	256,435
	Golden Nugget, Inc., Delayed Draw
118,256	5.500%, 11/21/2019	118,331
	Golden Nugget, Inc., Term Loan
275,931	5.500%, 11/21/2019	276,105
	IMG Worldwide, Inc., Term Loan
588,515	5.250%, 5/6/2021	587,191
300,000	8.250%, 5/6/2022	292,125
	J.C. Penney Corporation, Inc., Term Loan
315,397	6.000%, 5/22/2018	315,889
	Jack Ohio Finance, LLC, Term Loan
406,732	5.000%, 6/20/2019	385,716
	Marina District Finance Company, Inc., Term Loan
467,249	6.500%, 8/15/2018	466,665
	Mohegan Tribal Gaming Authority, Term Loan
623,409	5.500%, 6/15/2018	619,251
	Scientific Games International, Inc., Term Loan
269,486	6.000%, 10/18/2020	264,980
725,307	6.000%, 10/1/2021[b,c]	713,180

	Total	5,773,077

Consumer Non-Cyclical (0.2%)
	Albertson’s, LLC, Term Loan
945,826	5.500%, 3/21/2019	947,008
254,363	5.500%, 12/21/2022	255,105
	Catalina Marketing Corporation, Term Loan
201,412	4.500%, 4/9/2021	169,942

The accompanying Notes to Financial Statements are an integral part of this schedule.

34

MODERATE ALLOCATION FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Bank Loans (1.9%)[a]	Value
Consumer Non-Cyclical (0.2%) - continued
	Mallinckrodt International Finance SA, Term Loan
$199,494	3.500%, 3/19/2021	$196,667
	Ortho-Clinical Diagnostics, Inc., Term Loan
742,963	4.750%, 6/30/2021	702,761
	Supervalu, Inc., Term Loan
789,188	4.500%, 3/21/2019	779,939
	Valeant Pharmaceuticals International, Inc., Term Loan
1,171,977	5.000%, 4/1/2022[b,c]	1,141,506

	Total	4,192,928

Energy (0.2%)
	Altice US Finance I Corporation, Term Loan
506,800	4.250%, 12/14/2022	506,039
	Arch Coal, Inc., Term Loan
1,180,278	7.500%, 5/16/2018[b,c,d]	492,766
	Energy Solutions, LLC, Term Loan
342,657	6.750%, 5/29/2020	332,377
	Expro Holdings UK 2, Ltd., Term Loan
344,750	5.750%, 9/2/2021	249,944
	Houston Fuel Oil Terminal, LLC, Term Loan
620,550	4.250%, 8/19/2021	595,728
	McJunkin Red Man Corporation, Term Loan
346,469	4.750%, 11/8/2019	335,787
	Pacific Drilling SA, Term Loan
423,037	4.500%, 6/3/2018	121,095
	Targa Resources Partners, LP, Term Loan
74,419	5.750%, 2/27/2022	70,698

	Total	2,704,434

Financials (0.1%)
	DJO Finance, LLC, Term Loan
397,000	4.250%, 6/7/2020	385,586
	Harland Clarke Holdings Corporation, Term Loan
113,250	6.000%, 8/4/2019	110,872
	MoneyGram International, Inc., Term Loan
634,165	4.250%, 3/27/2020	597,701
	WaveDivision Holdings, LLC, Term Loan
588,907	4.000%, 10/15/2019	587,187

	Total	1,681,346

Technology (0.2%)
	Avago Technologies Cayman Finance, Ltd., Term Loan
1,100,000	4.250%, 2/1/2023[b,c]	1,100,198
	First Data Corporation, Term Loan
395,000	3.939%, 9/24/2018	395,249
661,833	4.439%, 3/24/2021[b,c]	663,209
200,000	4.189%, 7/8/2022	200,050
	Micron Technology, Inc., Term Loan
150,000	0.000%, 4/15/2022[b,c]	150,516
	ON Semiconductor Corporation, Term Loan
600,000	5.250%, 3/31/2023	602,376
	SS&C European Holdings SARL, Term Loan
383,529	4.007%, 7/8/2022	384,488
54,642	4.019%, 7/8/2022	54,779
	Western Digital Corporation, Term Loan
800,000	0.000%, 3/16/2023[b,c]	780,664

	Total	4,331,529

Transportation (0.1%)
	OSG Bulk Ships, Inc., Term Loan
428,880	5.250%, 8/5/2019[b,c]	406,364
	United Airlines, Inc., Term Loan
458,693	3.250%, 4/1/2019	457,872
	XPO Logistics, Inc., Term Loan
473,812	0.000%, 11/1/2021[b,c]	475,589

	Total	1,339,825

Utilities (0.1%)
	Calpine Corporation, Term Loan
707,783	4.000%, 10/9/2019	707,959
	Intergen NV, Term Loan
413,312	5.500%, 6/15/2020	362,682

	Total	1,070,641

	Total Bank Loans (cost $37,427,110)	34,968,240

Shares	Registered Investment Companies (39.3%)	Value
Affiliated Equity Holdings (26.8%)
12,133,177	Thrivent Large Cap Growth Fund	104,587,984
1,587,961	Thrivent Large Cap Stock Fund	38,650,968
7,375,203	Thrivent Large Cap Value Fund	138,432,554
3,310,082	Thrivent Mid Cap Stock Fund	71,762,568
11,415,969	Thrivent Partner Worldwide Allocation Fund	107,652,587
1,064,587	Thrivent Small Cap Stock Fund	20,461,359

	Total	481,548,020

Affiliated Fixed Income Holdings (11.0%)
6,863,809	Thrivent High Yield Fund	31,916,712
11,406,346	Thrivent Income Fund	103,797,746
4,920,804	Thrivent Limited Maturity Bond Fund	61,017,966

	Total	196,732,424

Equity Funds/ETFs (0.7%)
3,620	iShares MSCI EAFE Index Fund	211,517
11,949	iShares Russell 2000 Growth Index Fund	1,602,002
11,006	iShares Russell 2000 Index Fund	1,236,634
2,250	iShares Russell 2000 Value Index Fund	214,155
1,190	Market Vectors Oil Service ETF	35,748
4,470	Materials Select Sector SPDR Fund	210,537
42,018	SPDR S&P 500 ETF Trust	8,668,313
7,590	SPDR S&P Biotech ETF	409,632

The accompanying Notes to Financial Statements are an integral part of this schedule.

35

MODERATE ALLOCATION FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Shares	Registered Investment Companies (39.3%)	Value
Equity Funds/ETFs (0.7%) - continued
2,120	SPDR S&P MidCap 400 ETF Trust	$563,602

	Total	13,152,140

Fixed Income Funds/ETFs (0.8%)
20,000	iShares Barclays 1-3 Year Credit Bond Fund	2,112,400
110,900	iShares iBoxx $ Investment Grade Corporate Bond ETF	13,344,597

	Total	15,456,997

	Total Registered Investment Companies (cost $585,319,059)	706,889,581

Principal Amount	Long-Term Fixed Income (28.9%)	Value
Asset-Backed Securities (1.0%)
	Access Group, Inc.
$144,108	0.939%, 2/25/2036[e,f]	139,555
	Ares CLO, Ltd.
525,000	1.921%, 10/12/2023*,f	522,196
	BA Credit Card Trust
300,000	0.813%, 6/15/2021[f]	300,659
	Bayview Opportunity Master Fund Trust
911,309	3.721%, 2/28/2035*	911,080
	Betony CLO, Ltd.
190,000	2.138%, 4/15/2027*,f	188,797
	Capital One Multi-Asset Execution Trust
400,000	0.813%, 1/18/2022[f]	400,360
	Chase Issuance Trust
250,000	1.590%, 2/18/2020	252,044
175,000	1.620%, 7/15/2020	176,156
	Chesapeake Funding, LLC
196,141	0.889%, 1/7/2025[e,f]	196,031
	Countrywide Asset-Backed Certificates
245,092	5.530%, 4/25/2047	275,518
	DRB Prime Student Loan Trust
731,866	3.200%, 1/25/2040*	733,480
	Edlinc Student Loan Funding Trust
46,814	3.388%, 10/1/2025*,f	47,096
	Enterprise Fleet Financing, LLC
72,375	1.060%, 3/20/2019[e]	72,364
177,635	0.870%, 9/20/2019[e]	177,408
	FirstEnergy Ohio PIRB Special Purpose Trust
46,896	0.679%, 1/15/2019	46,808
	Ford Credit Auto Owner Trust
225,000	2.260%, 11/15/2025[e]	227,995
	Golden Credit Card Trust
100,000	0.863%, 9/15/2018[e,f]	100,030
	GoldenTree Loan Opportunities IX, Ltd.
200,000	2.148%, 10/29/2026*,f	199,114
	Golub Capital Partners CLO 23M, Ltd.
600,000	2.106%, 5/5/2027*,f	595,681
	Morgan Stanley Bank of America Merrill Lynch Trust
700,000	3.176%, 8/15/2045	732,685
700,000	3.246%, 12/15/2047	728,457
	Morgan Stanley Capital, Inc.
945,935	0.589%, 2/25/2037[f]	502,250
	NCF Dealer Floorplan Master Trust
1,000,000	3.685%, 3/21/2022*,f	979,421
	OneMain Financial Issuance Trust
525,000	4.100%, 3/20/2028[e]	537,404
	OZLM VIII, Ltd.
210,000	2.073%, 10/17/2026*,f	209,045
	Pretium Mortgage Credit Partners, LLC
1,612,131	4.375%, 11/27/2030*	1,609,277
	Race Point IX CLO, Ltd.
490,000	2.138%, 4/15/2027*,f	486,771
	Renaissance Home Equity Loan Trust
2,246,744	6.011%, 5/25/2036[g]	1,527,010
	SLM Student Loan Trust
197,367	1.033%, 7/15/2022[e,f]	196,845
213,287	1.033%, 8/15/2022[e,f]	213,020
110,676	1.038%, 4/25/2023[e,f]	110,445
75,000	1.483%, 5/17/2027[e,f]	74,414
	SoFi Professional Loan Program, LLC
565,484	2.420%, 3/25/2030[e]	560,637
	Vericrest Opportunity Loan Transferee
950,001	3.375%, 10/25/2058*,g	935,569
1,173,561	4.250%, 2/26/2046[e]	1,172,270
814,503	4.250%, 3/26/2046*,g	813,716
	Volvo Financial Equipment, LLC
542,210	0.820%, 4/16/2018[e]	541,171
	World Financial Network Credit Card Master Trust
250,000	0.910%, 3/16/2020	250,000

	Total	17,742,779

Basic Materials (0.2%)
	Albemarle Corporation
60,000	3.000%, 12/1/2019	60,420
	Anglo American plc
512,000	3.625%, 5/14/2020[e,h]	481,280
	ArcelorMittal SA
325,000	6.500%, 3/1/2021	332,312
	Georgia-Pacific, LLC
135,000	2.539%, 11/15/2019[e]	137,321
	Glencore Funding, LLC
100,000	1.693%, 4/16/2018[e,f]	95,000
	INEOS Group Holdings SA
450,000	6.125%, 8/15/2018[e]	455,625
	NOVA Chemicals Corporation
664,000	5.250%, 8/1/2023[e]	670,640
	Novelis, Inc.
220,000	8.375%, 12/15/2017	224,125
300,000	8.750%, 12/15/2020	309,750
	Yamana Gold, Inc.
260,000	4.950%, 7/15/2024	239,145

	Total	3,005,618

Capital Goods (0.6%)
	AECOM
590,000	5.875%, 10/15/2024	619,500

The accompanying Notes to Financial Statements are an integral part of this schedule.

36

MODERATE ALLOCATION FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (28.9%)	Value
Capital Goods (0.6%) - continued
	Aircastle, Ltd.
$545,000	5.000%, 4/1/2023	$554,897
	Ball Corporation
450,000	4.375%, 12/15/2020	468,000
	Building Materials Corporation of America
460,000	6.000%, 10/15/2025[e]	495,650
	Case New Holland, Inc.
450,000	7.875%, 12/1/2017	479,250
	Cemex Finance, LLC
580,000	9.375%, 10/12/2017[e]	637,420
	Crown Americas Capital Corporation IV
325,000	4.500%, 1/15/2023	331,500
	General Electric Company
415,000	5.000%, 12/29/2049[i]	431,081
	HD Supply, Inc.
555,000	5.750%, 4/15/2024[e]	582,056
	Huntington Ingalls Industries, Inc.
600,000	5.000%, 12/15/2021[e]	628,878
	L-3 Communications Corporation
280,000	1.500%, 5/28/2017	279,943
	Lockheed Martin Corporation
267,000	2.500%, 11/23/2020	274,685
304,000	4.500%, 5/15/2036	337,375
	Martin Marietta Materials, Inc.
210,000	1.729%, 6/30/2017[f]	208,406
	Newell Rubbermaid, Inc.
156,000	2.600%, 3/29/2019	159,608
234,000	5.500%, 4/1/2046	260,337
	Northrop Grumman Corporation
280,000	3.850%, 4/15/2045	283,584
	Owens-Brockway Glass Container, Inc.
615,000	5.000%, 1/15/2022[e,h]	633,450
	Pentair Finance SA
325,000	2.900%, 9/15/2018	326,088
	Reynolds Group Issuer, Inc.
519,675	5.750%, 10/15/2020	539,163
	Roper Industries, Inc.
363,000	2.050%, 7/10/2022	367,358
	Standard Industries, Inc.
195,000	5.500%, 2/15/2023[e]	204,019
	Textron, Inc.
190,000	5.600%, 12/1/2017	199,785
250,000	7.250%, 10/1/2019	286,119
	United Rentals North America, Inc.
950,000	5.500%, 7/15/2025	944,741
	Waste Management, Inc.
75,000	3.125%, 3/1/2025	76,875

	Total	10,609,768

Collateralized Mortgage Obligations (1.3%)
	Alm Loan Funding CLO
210,000	2.063%, 10/17/2026*,f	208,914
	Alternative Loan Trust
285,403	6.000%, 6/25/2036	243,658
	Apidos CLO XVIII
215,000	2.047%, 7/22/2026*,f	213,414
	Babson CLO, Ltd.
210,000	2.023%, 10/17/2026*,f	208,479
	BCAP, LLC Trust
636,390	0.619%, 3/25/2037[f]	531,091
	Birchwood Park CLO, Ltd.
210,000	2.068%, 7/15/2026*,f	209,054
	BlueMountain CLO, Ltd.
210,000	2.108%, 10/15/2026*,f	209,606
	Carlyle Global Market Strategies
	CLO, Ltd.
215,000	1.934%, 7/20/2023*,f	213,989
200,000	2.128%, 10/15/2026*,f	199,438
	Cent CLO 16, LP
210,000	1.866%, 8/1/2024*,f	209,274
	Cent CLO 22, Ltd.
200,000	2.100%, 11/7/2026*,f	194,246
	Citigroup Mortgage Loan Trust, Inc.
398,828	5.500%, 11/25/2035	378,491
	CitiMortgage Alternative Loan Trust
1,334,174	5.750%, 4/25/2037	1,123,879
	Countrywide Alternative Loan Trust
433,807	2.652%, 10/25/2035	371,800
438,266	6.000%, 4/25/2036	380,686
259,161	6.000%, 1/25/2037	247,310
1,250,648	5.500%, 5/25/2037	1,062,264
1,152,425	7.000%, 10/25/2037	825,685
	Countrywide Home Loans, Inc.
492,583	5.750%, 4/25/2037	439,341
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
378,142	6.000%, 10/25/2021	330,933
	Dryden 34 Senior Loan Fund CLO
210,000	2.058%, 10/15/2026*,f	208,962
	Federal Home Loan Mortgage Corporation
1,913,961	4.000%, 7/15/2031[j]	197,733
988,158	3.000%, 2/15/2033[j]	119,649
	Federal National Mortgage Association
2,040,228	3.500%, 1/25/2033[j]	266,297
	Galaxy XX CLO, Ltd.
650,000	2.084%, 7/20/2027*,f	644,284
	J.P. Morgan Mortgage Trust
228,949	2.848%, 6/25/2036	195,480
125,269	2.678%, 10/25/2036	112,534
870,269	0.819%, 1/25/2037[f]	512,786
1,122,395	6.250%, 8/25/2037	844,738
	Limerock CLO III, LLC
650,000	2.164%, 10/20/2026*,f	634,324
	Madison Park Funding XIV CLO, Ltd.
230,000	2.084%, 7/20/2026*,f	229,280
	Madison Park Funding, Ltd.
725,000	1.908%, 8/15/2022*,f	721,458
	Magnetite XII, Ltd.
650,000	2.128%, 4/15/2027*,f	645,976
	MASTR Alternative Loans Trust
325,832	6.500%, 7/25/2034	330,641
609,449	0.889%, 12/25/2035[f]	288,278
	Merrill Lynch Alternative Note Asset Trust
304,633	6.000%, 3/25/2037	266,903

The accompanying Notes to Financial Statements are an integral part of this schedule.

37

MODERATE ALLOCATION FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (28.9%)	Value
Collateralized Mortgage Obligations (1.3%) - continued
	Mountain View CLO, Ltd.
$675,000	2.088%, 7/15/2027*,f	$653,878
	Neuberger Berman CLO, Ltd.
150,000	2.089%, 8/4/2025*,f	149,565
	NZCG Funding CLO, Ltd.
675,000	2.184%, 4/27/2027*,f	673,323
	Octagon Investment Partners XX CLO, Ltd.
210,000	2.058%, 8/12/2026*,f	208,860
	OHA Loan Funding, Ltd.
650,000	2.164%, 10/20/2026*,f	649,520
	Residential Asset Securitization Trust
961,429	0.819%, 8/25/2037[f]	263,532
	Shackleton VII CLO, Ltd.
675,000	2.168%, 4/15/2027*,f	672,862
	Symphony CLO VIII, Ltd.
200,756	1.729%, 1/9/2023*,f	199,978
	Symphony CLO XV, Ltd.
650,000	2.083%, 10/17/2026*,f	646,519
	TBW Mortgage-Backed Trust
2,453,791	5.965%, 7/25/2037	1,561,228
	Voya CLO 3, Ltd.
210,000	2.058%, 7/25/2026*,f	208,823
	WaMu Mortgage Pass Through Certificates
111,148	2.448%, 9/25/2036	99,995
416,653	2.457%, 10/25/2036	359,541
	Washington Mutual Mortgage Pass Through Certificates
1,028,433	1.127%, 2/25/2047[f]	719,334
	Washington Mutual Mortgage Pass-Through Certificates Trust
689,346	7.000%, 2/25/2036	495,067

	Total	21,582,900

Commercial Mortgage-Backed Securities (1.0%)
	Commercial Mortgage Pass-Through Certificates
300,000	1.489%, 6/8/2030[e,f]	300,000
	Credit Suisse First Boston Mortgage Securities
2,400,000	5.542%, 1/15/2049	2,438,598
	Credit Suisse Mortgage Capital Certificates
1,500,000	5.509%, 9/15/2039	1,511,427
	Federal National Mortgage Association
128,943	1.272%, 1/25/2017	128,913
	Greenwich Capital Commercial Funding Corporation
1,600,000	5.867%, 12/10/2049	1,644,156
	GS Mortgage Securities Trust
202,371	2.999%, 8/10/2044	202,483
1,200,000	3.666%, 9/10/2047	1,285,154
925,000	3.506%, 10/10/2048	977,242
1,275,000	3.734%, 11/10/2048	1,373,183
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
1,200,000	5.889%, 2/12/2049	1,228,157
	JPMBB Commercial Mortgage Securities Trust
600,000	3.231%, 1/15/2048	625,653
925,000	3.598%, 11/15/2048	982,224
	Morgan Stanley Bank of America Merrill Lynch Trust
1,250,000	3.753%, 12/15/2047	1,344,269
925,000	3.635%, 10/15/2048	984,996
	Morgan Stanley Capital, Inc.
750,000	5.406%, 3/15/2044	767,116
	SCG Trust
200,000	1.833%, 11/15/2026[e,f]	199,832
	UBS Commercial Mortgage Trust
1,100,000	3.400%, 5/10/2045	1,165,355
	Wells Fargo Commercial Mortgage Trust
500,000	3.617%, 9/15/2057	531,698
	WFRBS Commercial Mortgage Trust
835,000	2.870%, 11/15/2045	861,891

	Total	18,552,347

Communications Services (1.4%)
	21st Century Fox America, Inc.
325,000	6.900%, 3/1/2019	371,121
	Altice Financing SA
470,000	6.625%, 2/15/2023[e]	464,736
	Altice US Finance I Corporation
575,000	5.500%, 5/15/2026[e]	580,750
	AMC Networks, Inc.
860,000	5.000%, 4/1/2024	861,075
	America Movil SAB de CV
252,000	5.000%, 10/16/2019	277,800
	American Tower Corporation
25,000	2.800%, 6/1/2020	25,281
380,000	3.300%, 2/15/2021	391,723
180,000	3.450%, 9/15/2021	186,449
	AT&T, Inc.
164,000	5.875%, 10/1/2019	185,633
90,000	1.559%, 6/30/2020[f]	89,521
286,000	3.875%, 8/15/2021	306,687
230,000	3.000%, 6/30/2022	234,601
457,000	6.350%, 3/15/2040	541,647
285,000	5.550%, 8/15/2041	315,905
325,000	5.150%, 3/15/2042	341,337
152,000	4.750%, 5/15/2046	153,159
	British Sky Broadcasting Group plc
255,000	2.625%, 9/16/2019[e]	259,221
	CCO Holdings, LLC
270,000	7.375%, 6/1/2020	279,990
600,000	5.875%, 4/1/2024[e]	628,500
	CCO Safari II, LLC
304,000	6.834%, 10/23/2055[e]	349,402
191,000	3.579%, 7/23/2020[e]	198,270
316,000	4.908%, 7/23/2025[e]	340,663
	CCOH Safari, LLC
200,000	5.750%, 2/15/2026[e]	206,500
	CenturyLink, Inc.
465,000	6.450%, 6/15/2021	474,300
110,000	7.500%, 4/1/2024	110,275
	Clear Channel Worldwide Holdings, Inc.
640,000	6.500%, 11/15/2022	643,200
	Columbus International, Inc.
575,000	7.375%, 3/30/2021[e]	610,765

The accompanying Notes to Financial Statements are an integral part of this schedule.

38

MODERATE ALLOCATION FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (28.9%)	Value
Communications Services (1.4%) - continued
	Comcast Corporation
$250,000	2.750%, 3/1/2023	$258,382
630,000	4.400%, 8/15/2035	695,701
145,000	4.650%, 7/15/2042	163,631
473,000	4.750%, 3/1/2044	547,527
	Cox Communications, Inc.
140,000	9.375%, 1/15/2019[e]	163,729
300,000	3.850%, 2/1/2025[e]	291,745
	Crown Castle International Corporation
358,000	3.400%, 2/15/2021	370,815
514,000	5.250%, 1/15/2023	570,540
140,000	3.700%, 6/15/2026[c]	142,152
	Crown Castle Towers, LLC
135,000	4.174%, 8/15/2017[e]	137,541
	Digicel, Ltd.
775,000	6.000%, 4/15/2021*	709,125
	Dish DBS Corporation
530,000	5.875%, 7/15/2022	515,425
	FairPoint Communications, Inc.
445,000	8.750%, 8/15/2019[e]	420,525
	Frontier Communications Corporation
655,000	8.875%, 9/15/2020[e]	693,481
	Hughes Satellite Systems Corporation
443,000	6.500%, 6/15/2019	487,854
	Level 3 Communications, Inc.
595,000	5.375%, 1/15/2024[e]	603,925
	Level 3 Financing, Inc.
205,000	5.375%, 5/1/2025	208,587
	McGraw-Hill Global Education Holdings, LLC
550,000	9.750%, 4/1/2021	592,289
	Neptune Finco Corporation
245,000	10.875%, 10/15/2025[e]	272,563
	Numericable-SFR SA
700,000	6.000%, 5/15/2022[e]	700,910
	Omnicom Group, Inc.
156,000	3.600%, 4/15/2026	162,418
	Quebecor Media, Inc.
390,000	5.750%, 1/15/2023	403,650
	S&P Global, Inc.
304,000	3.300%, 8/14/2020	315,441
	SES Global Americas Holdings GP
175,000	2.500%, 3/25/2019[e]	174,870
	Sprint Communications, Inc.
400,000	9.000%, 11/15/2018[e]	423,000
	Sprint Corporation
305,000	7.625%, 2/15/2025	229,894
	Telefonica Emisiones SAU
252,000	3.192%, 4/27/2018	259,462
	Time Warner Entertainment Company, LP
379,000	8.375%, 3/15/2023	493,846
	Time Warner, Inc.
614,000	3.600%, 7/15/2025	641,372
215,000	6.250%, 3/29/2041	261,917
	T-Mobile USA, Inc.
670,000	6.125%, 1/15/2022	704,760
	Unitymedia Hessen GmbH & Company KG
445,000	5.500%, 1/15/2023[e]	461,131
	Univision Communications, Inc.
215,000	5.125%, 5/15/2023[e]	216,612
150,000	5.125%, 2/15/2025[e]	148,312
	UPCB Finance V, Ltd.
243,000	7.250%, 11/15/2021[e]	255,757
	Verizon Communications, Inc.
165,000	1.412%, 6/17/2019[f]	165,135
390,000	3.000%, 11/1/2021	404,330
684,000	5.150%, 9/15/2023	786,664
144,000	5.050%, 3/15/2034	158,044
242,000	4.272%, 1/15/2036	243,346
543,000	4.522%, 9/15/2048	551,033

	Total	25,435,952

Consumer Cyclical (0.8%)
	Automatic Data Processing, Inc.
110,000	3.375%, 9/15/2025	118,198
	Cinemark USA, Inc.
305,000	4.875%, 6/1/2023[e]	302,746
470,000	4.875%, 6/1/2023	466,527
	CVS Health Corporation
60,000	2.250%, 8/12/2019	61,473
565,000	4.875%, 7/20/2035	633,338
144,000	6.125%, 9/15/2039	184,875
250,000	5.125%, 7/20/2045	292,162
	Delphi Automotive plc
380,000	3.150%, 11/19/2020	387,075
	eBay, Inc.
150,000	2.500%, 3/9/2018	152,775
	Ford Motor Company
146,000	7.450%, 7/16/2031	193,760
	Ford Motor Credit Company, LLC
340,000	5.000%, 5/15/2018	361,636
320,000	2.551%, 10/5/2018	324,793
300,000	2.943%, 1/8/2019	307,308
	General Motors Company
145,000	6.600%, 4/1/2036	169,669
280,000	6.250%, 10/2/2043	315,551
	General Motors Financial Company, Inc.
395,000	3.250%, 5/15/2018	404,103
228,000	3.700%, 11/24/2020	236,257
152,000	4.200%, 3/1/2021	160,184
360,000	4.300%, 7/13/2025	370,981
145,000	5.250%, 3/1/2026	159,067
	Goodyear Tire & Rubber Company
450,000	5.125%, 11/15/2023	464,625
	Hilton Worldwide Finance, LLC
675,000	5.625%, 10/15/2021	703,046
	Home Depot, Inc.
152,000	2.625%, 6/1/2022	157,312
190,000	3.000%, 4/1/2026	198,694
	Hyundai Capital America
228,000	2.400%, 10/30/2018[e]	229,844
228,000	3.000%, 10/30/2020[e]	232,603
	Jaguar Land Rover Automotive plc
230,000	4.125%, 12/15/2018[e]	236,325
270,000	5.625%, 2/1/2023[e]	284,850

The accompanying Notes to Financial Statements are an integral part of this schedule.

39

MODERATE ALLOCATION FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (28.9%)	Value
Consumer Cyclical (0.8%) - continued
	KB Home
$358,000	4.750%, 5/15/2019	$359,790
	L Brands, Inc.
270,000	5.625%, 2/15/2022	298,012
	Lennar Corporation
270,000	4.125%, 12/1/2018	277,087
320,000	4.875%, 12/15/2023	324,800
	Live Nation Entertainment, Inc.
450,000	5.375%, 6/15/2022[e]	464,625
	McDonald’s Corporation
225,000	2.750%, 12/9/2020	233,553
	MGM Resorts International
590,000	6.000%, 3/15/2023[h]	612,863
	PulteGroup, Inc.
565,000	4.250%, 3/1/2021	574,888
	Rite Aid Corporation
565,000	6.125%, 4/1/2023[e]	602,081
	Royal Caribbean Cruises, Ltd.
325,000	5.250%, 11/15/2022	348,156
	Six Flags Entertainment Corporation
550,000	5.250%, 1/15/2021[e]	569,250
	Toll Brothers Finance Corporation
128,000	8.910%, 10/15/2017	140,800
132,000	4.000%, 12/31/2018	136,620
	West Corporation
475,000	5.375%, 7/15/2022[e]	429,875
	ZF North America Capital, Inc.
625,000	4.500%, 4/29/2022[e]	639,831

	Total	14,122,008

Consumer Non-Cyclical (1.3%)
	AbbVie, Inc.
260,000	2.500%, 5/14/2020	264,443
390,000	3.600%, 5/14/2025	408,650
	Actavis Funding SCS
234,000	3.800%, 3/15/2025	240,241
470,000	4.550%, 3/15/2035	470,164
702,000	4.850%, 6/15/2044	719,900
	Altria Group, Inc.
645,000	2.850%, 8/9/2022	669,175
	Amgen, Inc.
85,000	2.125%, 5/1/2020	85,581
152,000	2.700%, 5/1/2022	155,530
150,000	3.125%, 5/1/2025	153,960
	Anheuser-Busch Inbev Finance, Inc.
165,000	1.879%, 2/1/2021[f]	168,642
540,000	3.650%, 2/1/2026	569,211
760,000	4.700%, 2/1/2036	831,161
390,000	4.900%, 2/1/2046	442,283
	B&G Foods, Inc.
230,000	4.625%, 6/1/2021	233,737
	BAT International Finance plc
120,000	1.144%, 6/15/2018[e,f]	119,719
	Becton, Dickinson and Company
397,000	6.375%, 8/1/2019	450,136
	Biogen, Inc.
240,000	3.625%, 9/15/2022	256,085
	Boston Scientific Corporation
110,000	6.000%, 1/15/2020	124,484
285,000	4.125%, 10/1/2023	305,070
175,000	3.850%, 5/15/2025	183,014
	Bunge Limited Finance Corporation
216,000	8.500%, 6/15/2019	251,077
204,000	3.500%, 11/24/2020	209,685
	Cardinal Health, Inc.
65,000	1.950%, 6/15/2018	65,680
114,000	4.900%, 9/15/2045	126,745
	Celgene Corporation
340,000	2.875%, 8/15/2020	352,131
65,000	3.550%, 8/15/2022	68,036
340,000	5.000%, 8/15/2045	373,388
	Centene Escrow Corporation
600,000	5.625%, 2/15/2021[e]	631,500
	CHS/Community Health Systems, Inc.
625,000	7.125%, 7/15/2020	603,300
	Church & Dwight Company, Inc.
80,000	2.450%, 12/15/2019	80,801
	Cigna Corporation
215,000	5.375%, 2/15/2042	238,518
	ConAgra Foods, Inc.
117,000	7.125%, 10/1/2026	146,978
	Cott Beverages, Inc.
325,000	5.375%, 7/1/2022	333,938
	EMD Finance, LLC
130,000	0.992%, 3/17/2017[e,f]	129,910
344,000	2.950%, 3/19/2022[e]	351,275
	Endo Finance, LLC
225,000	6.000%, 2/1/2025[e]	214,875
	Energizer Holdings, Inc.
540,000	5.500%, 6/15/2025[e]	540,059
	Envision Healthcare Corporation
625,000	5.125%, 7/1/2022[e]	635,938
	Express Scripts Holding Company
152,000	3.900%, 2/15/2022	159,895
355,000	4.500%, 2/25/2026	380,396
	Fresenius Medical Care US Finance II, Inc.
270,000	5.875%, 1/31/2022[e]	297,000
	Gilead Sciences, Inc.
65,000	2.550%, 9/1/2020	67,514
	Grifols Worldwide Operations, Ltd.
600,000	5.250%, 4/1/2022	618,000
	H. J. Heinz Company
275,000	3.500%, 7/15/2022[e]	290,208
	HCA, Inc.
325,000	3.750%, 3/15/2019	333,937
125,000	4.750%, 5/1/2023	128,125
305,000	5.250%, 6/15/2026	316,819
	Imperial Tobacco Finance plc
365,000	2.950%, 7/21/2020[e]	376,188
	JBS USA, LLC
325,000	5.750%, 6/15/2025[e]	299,000
	Kraft Foods Group, Inc.
312,000	5.000%, 6/4/2042	347,835
	Laboratory Corporation of America Holdings
90,000	2.625%, 2/1/2020	90,912
	LifePoint Health, Inc.
450,000	5.500%, 12/1/2021	468,000

The accompanying Notes to Financial Statements are an integral part of this schedule.

40

MODERATE ALLOCATION FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (28.9%)	Value
Consumer Non-Cyclical (1.3%) - continued
	McKesson Corporation
$304,000	3.796%, 3/15/2024	$324,782
175,000	4.883%, 3/15/2044	195,585
	Mead Johnson Nutrition Company
152,000	3.000%, 11/15/2020	157,334
	Medco Health Solutions, Inc.
127,000	7.125%, 3/15/2018	139,536
	Medtronic plc
760,000	4.375%, 3/15/2035	846,372
	Merck & Company, Inc.
100,000	0.996%, 2/10/2020[f]	99,911
70,000	3.700%, 2/10/2045	71,580
	Mondelez International, Inc.
118,000	1.136%, 2/1/2019[f]	116,850
	Mylan NV
305,000	3.000%, 12/15/2018[e]	310,262
120,000	3.750%, 12/15/2020[e]	124,148
	PepsiCo, Inc.
300,000	2.850%, 2/24/2026	308,975
	Perrigo Finance Unlimited Company
470,000	3.500%, 3/15/2021	480,965
	Quintiles Transnational Holdings, Inc.
450,000	4.875%, 5/15/2023[e]	460,688
	Reynolds American, Inc.
166,000	2.300%, 8/21/2017	168,079
481,000	5.700%, 8/15/2035	574,155
	Roche Holdings, Inc.
228,000	4.000%, 11/28/2044[e]	248,141
	SABMiller Holdings, Inc.
152,000	3.750%, 1/15/2022[e]	162,393
	Safeway, Inc.
13,000	3.400%, 12/1/2016	12,967
	Spectrum Brands Escrow Corporation
140,000	6.375%, 11/15/2020	147,738
	Spectrum Brands, Inc.
305,000	5.750%, 7/15/2025	323,498
	Tenet Healthcare Corporation
760,000	8.125%, 4/1/2022	788,500
	Thermo Fisher Scientific, Inc.
117,000	3.000%, 4/15/2023	118,581
	TreeHouse Foods, Inc.
215,000	4.875%, 3/15/2022	222,256
	UnitedHealth Group, Inc.
410,000	4.625%, 7/15/2035	462,794
	VRX Escrow Corporation
905,000	6.125%, 4/15/2025[e]	756,019

	Total	24,000,958

Energy (0.7%)
	Anadarko Petroleum Corporation
225,000	4.850%, 3/15/2021	234,693
	Antero Resources Corporation
475,000	5.125%, 12/1/2022	456,000
	Boardwalk Pipelines, Ltd.
243,000	5.875%, 11/15/2016	243,465
	BP Capital Markets plc
315,000	3.062%, 3/17/2022	324,902
463,000	3.535%, 11/4/2024	482,876
85,000	3.119%, 5/4/2026[c]	85,803
	Buckeye Partners, LP
266,000	2.650%, 11/15/2018	266,797
	Canadian Natural Resources, Ltd.
310,000	3.450%, 11/15/2021	300,971
	CNOOC Nexen Finance
216,000	1.625%, 4/30/2017	215,657
	CNPC General Capital, Ltd.
140,000	2.750%, 4/19/2017[e]	141,470
	Columbia Pipeline Group, Inc.
300,000	2.450%, 6/1/2018[e]	299,633
	Concho Resources, Inc.
490,000	6.500%, 1/15/2022	509,600
269,675	5.500%, 10/1/2022	272,035
	ConocoPhillips Company
190,000	4.200%, 3/15/2021	203,059
228,000	5.950%, 3/15/2046	276,123
	Crestwood Midstream Partners, LP
150,000	6.125%, 3/1/2022	136,875
	Devon Energy Corporation
230,000	3.250%, 5/15/2022	208,259
152,000	5.850%, 12/15/2025[h]	159,625
	Enbridge Energy Partners, LP
380,000	4.375%, 10/15/2020	383,997
	Enbridge, Inc.
115,000	1.083%, 6/2/2017[f,h]	111,593
	Energy Transfer Partners, LP
615,000	4.650%, 6/1/2021	611,292
215,000	4.900%, 3/15/2035	184,830
	Enterprise Products Operating, LLC
330,000	5.250%, 1/31/2020	361,792
198,000	5.100%, 2/15/2045	208,250
	EQT Corporation
165,000	5.150%, 3/1/2018	167,189
160,000	8.125%, 6/1/2019	175,484
175,000	4.875%, 11/15/2021	176,541
	Exxon Mobil Corporation
125,000	4.114%, 3/1/2046	133,170
	Kinder Morgan, Inc.
150,000	5.550%, 6/1/2045	139,752
	Magellan Midstream Partners, LP
215,000	5.000%, 3/1/2026	237,325
75,000	4.200%, 3/15/2045	67,428
	Marathon Oil Corporation
380,000	2.700%, 6/1/2020	354,051
	Marathon Petroleum Corporation
115,000	3.400%, 12/15/2020	115,807
119,000	4.750%, 9/15/2044	99,463
	MEG Energy Corporation
270,000	6.500%, 3/15/2021[e]	211,950
	Newfield Exploration Company
410,000	5.625%, 7/1/2024	417,175
	Noble Energy, Inc.
215,000	5.625%, 5/1/2021	220,938
	Petrobras International Finance Company
380,000	5.750%, 1/20/2020	348,650
	Petroleos Mexicanos
222,000	5.500%, 2/4/2019[e]	232,101
108,000	2.378%, 4/15/2025	110,248
	Pioneer Natural Resources Company
84,000	3.450%, 1/15/2021	85,242

The accompanying Notes to Financial Statements are an integral part of this schedule.

41

MODERATE ALLOCATION FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (28.9%)	Value
Energy (0.7%) - continued
$150,000	4.450%, 1/15/2026	$158,584
	Regency Energy Partners, LP
325,000	5.000%, 10/1/2022	318,806
	Rice Energy, Inc.
460,000	6.250%, 5/1/2022	455,400
	Sabine Pass Liquefaction, LLC
325,000	5.625%, 3/1/2025	316,875
	Schlumberger Holdings Corporation
115,000	3.000%, 12/21/2020[e]	118,262
	Shell International Finance BV
90,000	1.071%, 5/11/2020[f]	87,318
	Suncor Energy, Inc.
210,000	3.600%, 12/1/2024	213,177
	Sunoco Logistics Partners
	Operations, LP
505,000	4.400%, 4/1/2021	519,064

	Total	12,159,597

Financials (2.3%)
	Abbey National Treasury Services plc
144,000	3.050%, 8/23/2018	148,479
	ABN AMRO Bank NV
300,000	4.750%, 7/28/2025[e]	306,621
	ACE INA Holdings, Inc.
304,000	2.300%, 11/3/2020	311,076
225,000	4.350%, 11/3/2045	248,067
	AerCap Ireland Capital, Ltd.
590,000	5.000%, 10/1/2021	622,450
	Air Lease Corporation
175,000	2.125%, 1/15/2018	172,813
50,000	2.625%, 9/4/2018	49,665
	Ally Financial, Inc.
210,000	3.750%, 11/18/2019	209,475
400,000	4.125%, 3/30/2020	407,500
	American Express Credit Corporation
165,000	1.189%, 3/18/2019[f]	163,122
	American International Group, Inc.
80,000	3.300%, 3/1/2021	82,475
228,000	4.125%, 2/15/2024	238,712
100,000	3.900%, 4/1/2026	101,888
	Aon plc
114,000	3.875%, 12/15/2025	117,247
	Argos Merger Sub, Inc.
560,000	7.125%, 3/15/2023[e]	572,600
	Avalonbay Communities, Inc.
325,000	3.500%, 11/15/2025	339,204
	Aviation Capital Group Corporation
144,000	3.875%, 9/27/2016[e]	144,907
	Banco Santander Chile
200,000	1.529%, 4/11/2017[e,f]	199,500
	Bank of America Corporation
205,000	1.694%, 3/22/2018[f]	206,041
140,000	1.495%, 4/1/2019[f]	139,387
265,000	2.625%, 10/19/2020	267,395
285,000	3.300%, 1/11/2023	289,641
144,000	4.000%, 4/1/2024	151,270
210,000	4.000%, 1/22/2025	210,316
230,000	3.500%, 4/19/2026	232,465
154,000	5.875%, 2/7/2042	190,626
312,000	8.000%, 12/29/2049[i]	304,200
	Bank of New York Mellon Corporation
380,000	2.500%, 4/15/2021	389,414
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
80,000	2.850%, 9/8/2021[e]	81,672
	Barclays Bank plc
78,000	10.179%, 6/12/2021[e]	99,249
	Barclays plc
210,000	2.750%, 11/8/2019	210,080
315,000	3.650%, 3/16/2025	302,309
	BB&T Corporation
85,000	1.343%, 1/15/2020[f]	83,884
	BBVA Banco Continental SA
266,000	2.250%, 7/29/2016[e]	266,116
	Berkshire Hathaway, Inc.
190,000	2.750%, 3/15/2023	195,971
	BPCE SA
210,000	5.700%, 10/22/2023[e]	223,309
	Caisse Centrale Desjardins du Quebec
115,000	1.303%, 1/29/2018[e,f]	114,660
	Capital One Financial Corporation
288,000	6.150%, 9/1/2016	292,636
180,000	2.450%, 4/24/2019	182,068
	CIT Group, Inc.
580,000	5.000%, 8/15/2022	607,550
	Citigroup, Inc.
115,000	1.401%, 4/8/2019[f]	114,013
245,000	2.650%, 10/26/2020	247,989
315,000	2.700%, 3/30/2021	318,953
188,000	4.050%, 7/30/2022	196,797
555,000	4.400%, 6/10/2025	572,823
620,000	4.650%, 7/30/2045	663,039
	Citizens Bank NA
380,000	2.300%, 12/3/2018	382,346
	CoBank ACB
85,000	1.234%, 6/15/2022*,f	79,561
	Compass Bank
210,000	2.750%, 9/29/2019	210,658
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
182,000	3.950%, 11/9/2022	187,268
	Credit Agricole SA
140,000	1.428%, 4/15/2019[e,f]	139,038
	Credit Suisse AG
152,000	5.400%, 1/14/2020	164,974
	Credit Suisse Group Funding, Ltd.
456,000	2.750%, 3/26/2020	452,704
304,000	3.750%, 3/26/2025	296,783
260,000	4.550%, 4/17/2026[e]	265,452
	CyrusOne, LP
470,000	6.375%, 11/15/2022	496,141
	Digital Realty Trust LP
340,000	3.400%, 10/1/2020	349,530
	Discover Bank
355,000	8.700%, 11/18/2019	413,056
	Discover Financial Services
144,000	6.450%, 6/12/2017	150,915
	Duke Realty, LP
70,000	3.875%, 2/15/2021	73,198
210,000	4.375%, 6/15/2022	223,538

The accompanying Notes to Financial Statements are an integral part of this schedule.

42

MODERATE ALLOCATION FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (28.9%)	Value
Financials (2.3%) - continued
	ERP Operating, LP
$75,000	3.375%, 6/1/2025	$77,940
	European Investment Bank
215,000	1.875%, 3/15/2019	219,441
	Fifth Third Bancorp
228,000	5.450%, 1/15/2017	233,655
164,000	2.875%, 7/27/2020	166,362
80,000	2.875%, 10/1/2021	81,273
	GE Capital International Funding Company
625,000	4.418%, 11/15/2035[e]	686,301
	Genworth Financial, Inc.
194,000	7.700%, 6/15/2020[h]	173,388
	Goldman Sachs Group, Inc.
150,000	1.838%, 4/30/2018[f]	150,775
120,000	1.718%, 11/15/2018[f]	120,300
726,000	5.375%, 3/15/2020	806,917
115,000	1.798%, 4/23/2020[f]	115,002
608,000	5.250%, 7/27/2021	687,374
152,000	3.500%, 1/23/2025	153,714
450,000	4.800%, 7/8/2044	483,325
152,000	5.150%, 5/22/2045	156,293
245,000	4.750%, 10/21/2045	260,723
	Hartford Financial Services Group, Inc.
368,000	5.125%, 4/15/2022	414,306
	HBOS plc
400,000	6.750%, 5/21/2018[e]	433,043
	HCP, Inc.
480,000	4.000%, 12/1/2022	491,492
140,000	3.400%, 2/1/2025	132,148
	HSBC Bank plc
275,000	1.258%, 5/15/2018[e,f]	273,549
	HSBC Holdings plc
320,000	3.400%, 3/8/2021	331,452
228,000	6.375%, 12/29/2049[h,i]	220,225
	Huntington Bancshares, Inc.
72,000	2.600%, 8/2/2018	72,988
	Huntington National Bank
250,000	2.200%, 11/6/2018	251,874
	Hutchison Whampoa International 14, Ltd.
228,000	3.625%, 10/31/2024[e]	236,876
	Icahn Enterprises, LP
450,000	6.000%, 8/1/2020	448,920
	ING Capital Funding Trust III
200,000	4.231%, 12/29/2049[f,i]	194,750
	International Lease Finance Corporation
219,000	2.584%, 6/15/2016[f]	219,257
450,000	8.875%, 9/1/2017	484,313
	Intesa Sanpaolo SPA
325,000	5.250%, 1/12/2024	354,458
	J.P. Morgan Chase & Company
267,000	6.300%, 4/23/2019	300,860
90,000	2.250%, 1/23/2020	90,659
400,000	4.500%, 1/24/2022	441,745
228,000	3.200%, 1/25/2023	234,260
280,000	3.625%, 5/13/2024	293,039
550,000	3.125%, 1/23/2025	551,497
250,000	3.300%, 4/1/2026	253,156
369,000	7.900%, 4/29/2049[i]	371,076
	KeyBank NA
250,000	2.350%, 3/8/2019	253,022
	KeyCorp
350,000	2.900%, 9/15/2020	357,944
	Liberty Mutual Group, Inc.
313,000	4.950%, 5/1/2022[e]	340,352
	Liberty Property, LP
435,000	3.750%, 4/1/2025	438,879
	Lloyds Bank plc
130,000	1.160%, 3/16/2018[f]	129,129
200,000	4.650%, 3/24/2026	203,120
	Merrill Lynch & Company, Inc.
490,000	6.050%, 5/16/2016	490,868
468,000	6.400%, 8/28/2017	496,574
	MetLife, Inc.
290,000	4.050%, 3/1/2045	277,790
	Mizuho Bank, Ltd.
216,000	1.850%, 3/21/2018[e]	216,417
	Morgan Stanley
420,000	6.625%, 4/1/2018	458,168
100,000	1.918%, 4/25/2018[f]	101,193
115,000	1.774%, 1/27/2020[f]	115,073
190,000	2.500%, 4/21/2021	190,359
180,000	4.875%, 11/1/2022	195,841
300,000	4.000%, 7/23/2025	315,629
450,000	4.350%, 9/8/2026	464,994
175,000	4.300%, 1/27/2045	177,722
380,000	5.550%, 12/29/2049[i]	376,200
	MPT Operating Partnership, LP
440,000	6.375%, 3/1/2024	468,600
215,000	5.500%, 5/1/2024	217,150
	National City Corporation
236,000	6.875%, 5/15/2019	266,908
	Prudential Financial, Inc.
80,000	2.350%, 8/15/2019	80,857
	Quicken Loans, Inc.
630,000	5.750%, 5/1/2025[e]	592,200
	Realty Income Corporation
81,000	2.000%, 1/31/2018	81,455
	Regions Bank
250,000	7.500%, 5/15/2018	274,734
	Regions Financial Corporation
250,000	2.250%, 9/14/2018	251,128
228,000	3.200%, 2/8/2021	229,935
	Reinsurance Group of America, Inc.
120,000	5.625%, 3/15/2017	124,136
209,000	5.000%, 6/1/2021	227,182
	Reliance Standard Life Global Funding II
110,000	2.500%, 4/24/2019[e]	110,846
	Royal Bank of Scotland Group plc
140,000	1.569%, 3/31/2017[f]	139,902
460,000	7.500%, 12/29/2049[i]	428,950
	Santander Holdings USA, Inc.
210,000	3.450%, 8/27/2018	215,334
	Santander UK Group Holdings plc
266,000	2.875%, 10/16/2020	264,733
275,000	4.750%, 9/15/2025[e]	268,586
	Simon Property Group, LP
128,000	10.350%, 4/1/2019	157,234
85,000	2.500%, 9/1/2020	87,051

The accompanying Notes to Financial Statements are an integral part of this schedule.

43

MODERATE ALLOCATION FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (28.9%)	Value
Financials (2.3%) - continued
$320,000	2.750%, 2/1/2023	$325,938
	Skandinaviska Enskilda Banken AB
175,000	2.375%, 3/25/2019[e]	177,005
	State Street Corporation
129,000	1.518%, 8/18/2020[f]	129,393
	Sumitomo Mitsui Banking Corporation
140,000	1.213%, 1/16/2018[f]	139,411
	Svenska Handelsbanken AB
180,000	1.132%, 6/17/2019[f]	177,480
	Synchrony Financial
75,000	1.849%, 2/3/2020[f]	72,545
85,000	3.750%, 8/15/2021	87,487
430,000	4.250%, 8/15/2024	441,608
	Toronto-Dominion Bank
115,000	1.562%, 12/14/2020[f]	115,179
	UBS Group Funding Jersey, Ltd.
380,000	2.950%, 9/24/2020[e]	383,403
228,000	4.125%, 9/24/2025[e]	233,926
	UnitedHealth Group, Inc.
55,000	3.350%, 7/15/2022	58,342
	USB Realty Corporation
80,000	1.775%, 12/29/2049[e,f,i]	65,150
	Voya Financial, Inc.
280,000	2.900%, 2/15/2018	284,786
	Wells Fargo & Company
115,000	1.318%, 1/30/2020[f]	114,083
305,000	2.550%, 12/7/2020	311,364
776,000	3.450%, 2/13/2023	794,882
285,000	3.000%, 2/19/2025	285,901
300,000	4.900%, 11/17/2045	324,379
	Welltower, Inc.
80,000	2.250%, 3/15/2018	80,716
152,000	3.750%, 3/15/2023	153,696
160,000	4.000%, 6/1/2025	164,072

	Total	42,150,503

Foreign Government (<0.1%)
	Eksportfinans ASA
154,000	5.500%, 5/25/2016	154,331
	Export-Import Bank of Korea
115,000	2.250%, 1/21/2020	115,927
	Kommunalbanken AS
190,000	1.500%, 10/22/2019[e]	190,879

	Total	461,137

Mortgage-Backed Securities (8.5%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
15,037,500	3.000%, 5/1/2031[c]	15,725,933
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
8,787,500	4.000%, 5/1/2046[c]	9,383,403
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
3,125,000	2.500%, 5/1/2031[c]	3,211,486
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
658,626	1.734%, 7/1/2043[f]	670,271
1,244,349	2.035%, 7/1/2043[f]	1,278,142
1,266,875	2.070%, 8/1/2043[f]	1,303,441
64,950,000	3.500%, 5/1/2046[c]	68,065,580
37,550,000	4.000%, 5/1/2046[c]	40,113,223
12,884,000	4.500%, 5/1/2046[c]	14,027,958

	Total	153,779,437

Technology (0.5%)
	Amphenol Corporation
90,000	2.550%, 1/30/2019	91,013
	Apple, Inc.
90,000	0.917%, 5/6/2020[f]	89,055
532,000	3.200%, 5/13/2025	558,078
228,000	4.650%, 2/23/2046	250,383
	Baidu, Inc.
400,000	2.750%, 6/9/2019	405,317
	Cisco Systems, Inc.
120,000	1.135%, 3/1/2019[f]	120,270
	CommScope Technologies Finance, LLC
420,000	6.000%, 6/15/2025[e]	430,500
	Denali Borrower, LLC
475,000	5.625%, 10/15/2020[e]	499,938
	Equinix, Inc.
215,000	5.750%, 1/1/2025	224,950
	Fidelity National Information Services, Inc.
310,000	2.850%, 10/15/2018	316,339
225,000	3.625%, 10/15/2020	235,405
	First Data Corporation
315,000	5.375%, 8/15/2023[e]	325,631
	Freescale Semiconductor, Inc.
325,000	6.000%, 1/15/2022[e]	344,500
	Hewlett Packard Enterprise Company
344,000	2.450%, 10/5/2017[e]	347,848
172,000	2.850%, 10/5/2018[e]	175,579
172,000	4.400%, 10/15/2022[e]	181,751
	IMS Health, Inc.
363,000	6.000%, 11/1/2020[e]	372,075
	Intel Corporation
45,000	3.100%, 7/29/2022	47,761
205,000	3.700%, 7/29/2025	225,439
	Iron Mountain, Inc.
530,000	6.000%, 8/15/2023	563,125
	Microsoft Corporation
475,000	4.750%, 11/3/2055	541,563
475,000	4.200%, 11/3/2035	517,753
	Oracle Corporation
85,000	2.500%, 5/15/2022	86,823
380,000	2.950%, 5/15/2025	391,237
	Plantronics, Inc.
325,000	5.500%, 5/31/2023[e]	325,813
	Qualcomm, Inc.
234,000	3.000%, 5/20/2022	243,672
	Seagate HDD Cayman
304,000	4.875%, 6/1/2027[e]	213,719

The accompanying Notes to Financial Statements are an integral part of this schedule.

44

MODERATE ALLOCATION FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (28.9%)	Value
Technology (0.5%) - continued
	Sensata Technologies UK Financing Company plc
$325,000	6.250%, 2/15/2026[e]	$346,938
	Western Digital Corporation
570,000	10.500%, 4/1/2024[e]	554,325

	Total	9,026,800

Transportation (0.2%)
	Air Canada Pass Through Trust
77,605	3.875%, 3/15/2023[e]	74,889
	American Airlines Pass Through Trust
347,822	3.375%, 5/1/2027	351,735
	Avis Budget Car Rental, LLC
425,000	5.125%, 6/1/2022[e,h]	403,484
305,000	6.375%, 4/1/2024[e,h]	302,713
	Burlington Northern Santa Fe, LLC
285,000	5.050%, 3/1/2041	333,492
	Canadian Pacific Railway Company
195,000	4.800%, 8/1/2045	212,479
	Continental Airlines, Inc.
460,000	6.125%, 4/29/2018	483,000
161,945	4.150%, 4/11/2024	168,423
	CSX Corporation
126,000	3.700%, 11/1/2023	134,684
	Delta Air Lines, Inc.
75,704	4.950%, 5/23/2019	79,815
	ERAC USA Finance, LLC
84,000	2.800%, 11/1/2018[e]	85,548
210,000	4.500%, 2/15/2045[e]	212,058
	FedEx Corporation
350,000	3.900%, 2/1/2035	342,381
	J.B. Hunt Transport Services, Inc.
75,000	3.300%, 8/15/2022	76,745
	Southwest Airlines Company
226,000	2.750%, 11/6/2019	232,290
	Virgin Australia Holdings, Ltd.
50,283	5.000%, 10/23/2023[e]	51,665
	XPO Logistics, Inc.
445,000	6.500%, 6/15/2022[e,h]	433,341

	Total	3,978,742

U.S. Government and Agencies (8.4%)
	Federal Home Loan Bank
8,000,000	0.220%, 5/2/2016	8,000,000
	U.S. Treasury Bonds
550,000	5.250%, 11/15/2028	748,580
1,175,000	4.375%, 5/15/2040	1,570,507
10,630,000	3.000%, 5/15/2042	11,442,196
12,900,000	3.625%, 2/15/2044	15,516,791
2,750,000	2.500%, 2/15/2046	2,657,295
	U.S. Treasury Bonds, TIPS
5,887,256	0.625%, 1/15/2026	6,182,614
	U.S. Treasury Notes
7,770,000	0.875%, 11/15/2017	7,789,122
8,575,000	0.875%, 3/31/2018	8,591,747
1,000,000	0.750%, 2/15/2019	996,055
3,250,000	1.000%, 3/15/2019	3,258,252
19,010,000	1.500%, 10/31/2019[k]	19,307,031
5,053,000	1.875%, 6/30/2020	5,196,495
24,000,000	1.375%, 9/30/2020	24,149,064
1,000,000	2.125%, 9/30/2021	1,038,633
19,000,000	2.125%, 6/30/2022	19,691,714
1,865,000	1.625%, 8/15/2022	1,878,258
5,400,000	2.250%, 11/15/2024	5,615,368
	U.S. Treasury Notes, TIPS
7,087,611	0.125%, 1/15/2023	7,162,917

	Total	150,792,639

Utilities (0.7%)
	AES Corporation
270,000	7.375%, 7/1/2021	309,825
	American Electric Power Company, Inc.
479,000	2.950%, 12/15/2022	491,758
	Arizona Public Service Company
100,000	2.200%, 1/15/2020	101,316
	Berkshire Hathaway Energy Company
105,000	2.400%, 2/1/2020	107,363
	Calpine Corporation
325,000	5.375%, 1/15/2023	327,844
	Chesapeake Midstream Partners, LP
390,000	6.125%, 7/15/2022	387,936
	Commonwealth Edison Company
290,000	3.700%, 3/1/2045	290,634
190,000	4.350%, 11/15/2045	207,268
	Consolidated Edison Company of New York, Inc.
114,000	4.500%, 12/1/2045	126,762
	Covanta Holding Corporation
200,000	7.250%, 12/1/2020	207,500
	DTE Electric Company
215,000	3.700%, 3/15/2045	218,479
	DTE Energy Company
40,000	2.400%, 12/1/2019	40,608
	Duke Energy Corporation
216,000	2.100%, 6/24/2022	217,796
	Dynegy Finance I, Inc.
395,000	7.375%, 11/1/2022	390,173
	Dynegy, Inc.
450,000	6.750%, 11/1/2019	453,825
	Edison International
300,000	2.950%, 3/15/2023	301,467
	EDP Finance BV
230,000	4.125%, 1/15/2020[e]	234,951
	Enel Finance International NV
108,000	6.250%, 12/11/2021[e]	114,704
	Energy Transfer Equity, LP
325,000	5.500%, 6/1/2027	278,938
	Eversource Energy
85,000	1.600%, 1/15/2018	85,110
	Exelon Corporation
165,000	5.100%, 6/15/2045[e]	186,950
234,000	4.450%, 4/15/2046	241,572
	Exelon Generation Company, LLC
247,000	5.200%, 10/1/2019	271,031
75,000	2.950%, 1/15/2020	76,132
	ITC Holdings Corporation
84,000	4.050%, 7/1/2023	86,765
215,000	5.300%, 7/1/2043	225,640

The accompanying Notes to Financial Statements are an integral part of this schedule.

45

MODERATE ALLOCATION FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (28.9%)	Value
Utilities (0.7%) - continued
	Kinder Morgan Energy Partners, LP
$230,000	3.500%, 3/1/2021	$225,364
	MidAmerican Energy Holdings Company
312,000	6.500%, 9/15/2037	421,395
	Monongahela Power Company
210,000	5.400%, 12/15/2043[e]	254,830
	MPLX LP
780,000	4.875%, 12/1/2024[e]	760,243
	National Rural Utilities Cooperative Finance Corporation
300,000	2.300%, 11/1/2020	306,623
	NextEra Energy Capital Holdings, Inc.
195,000	2.300%, 4/1/2019	197,357
	NiSource Finance Corporation
435,000	5.650%, 2/1/2045	521,944
	Northern States Power Company
315,000	4.125%, 5/15/2044	342,541
	NRG Energy, Inc.
270,000	6.625%, 3/15/2023	265,275
	Oncor Electric Delivery Company, LLC
210,000	3.750%, 4/1/2045	199,782
	Pacific Gas & Electric Company
315,000	5.625%, 11/30/2017	335,764
228,000	4.250%, 3/15/2046	250,267
	PG&E Corporation
110,000	2.400%, 3/1/2019	111,989
	PPL Capital Funding, Inc.
105,000	3.500%, 12/1/2022	110,077
365,000	5.000%, 3/15/2044	404,214
	Sempra Energy
350,000	6.150%, 6/15/2018	381,061
95,000	2.400%, 3/15/2020	95,722
	Southern California Edison Company
55,000	2.400%, 2/1/2022	55,626
	Southwestern Electric Power Company
150,000	3.900%, 4/1/2045	140,021
	Targa Resources Partners, LP
500,000	5.250%, 5/1/2023	480,000
	TransAlta Corporation
245,000	1.900%, 6/3/2017	240,972
	Williams Companies, Inc.
140,000	7.875%, 9/1/2021	144,200
	Williams Partners, LP
305,000	5.100%, 9/15/2045	248,853

	Total	12,476,467

	Total Long-Term Fixed Income (cost $509,634,264)	519,877,652

Shares	Common Stock (25.1%)	Value
Consumer Discretionary (3.2%)
16,433	Aaron’s, Inc.	430,709
1,600	Aisan Industry Company, Ltd.	11,848
4,870	Amazon.com, Inc.[l]	3,212,203
7,132	American Public Education, Inc.[l]	165,177
6,320	Ascena Retail Group, Inc.[l]	55,679
1,710	AutoZone, Inc.[l]	1,308,543
300	Bayerische Motoren Werke AG	23,886
11,300	Bed Bath & Beyond, Inc.[l]	533,586
3,400	Berkeley Group Holdings plc	148,990
2,380	Best Buy Company, Inc.	76,350
1,900	Betsson ABl	25,718
4,830	Big 5 Sporting Goods Corporation	58,395
9,180	Big Lots, Inc.	420,995
1,570	BJ’s Restaurants, Inc.[l]	70,022
7,610	Bloomin’ Brands, Inc.	142,307
3,820	BorgWarner, Inc.	137,214
3,510	Boyd Gaming Corporation[l]	65,426
500	Brembo SPA	26,901
1,300	Bridgestone Corporation	47,850
13,133	Brunswick Corporation	630,778
880	Buffalo Wild Wings, Inc.[l]	117,621
1,600	Bunzl plc	47,757
8,496	Burlington Stores, Inc.[l]	484,017
10,250	Caleres, Inc.	258,402
20,070	Callaway Golf Company	187,454
3,000	Calsonic Kansei Corporation	20,490
2,774	Cedar Fair, LP	161,086
3,700	Cheesecake Factory, Inc.	188,737
10,950	Children’s Place, Inc.	853,115
4,190	Chuy’s Holdings, Inc.[l]	127,963
38,960	Cinemark Holdings, Inc.	1,349,964
4,100	Cineworld Group plc	31,047
4,550	ClubCorp Holdings, Inc.	60,743
61,740	Comcast Corporation	3,751,322
900	Compass Group plc	16,028
11,400	Core-Mark Holding Company, Inc.	930,924
11,142	CSS Industries, Inc.	311,530
14,275	Culp, Inc.	374,576
400	Daimler AG	27,871
18,990	Dana Holding Corporation	245,541
10,800	Debenhams plc	12,403
16,524	Delphi Automotive plc	1,216,662
4,600	Denso Corporation	174,851
3,260	DeVry Education Group, Inc.	56,561
40,849	Discovery Communications, Inc.[l]	1,115,586
6,000	DISH Network Corporation[l]	295,740
7,620	Dollar General Corporation	624,154
16,344	Dollar Tree, Inc.[l]	1,302,780
4,443	Domino’s Pizza, Inc.	537,070
7,930	DSW, Inc.	194,840
6,300	EDION Corporation	50,975
16,558	Ethan Allen Interiors, Inc.	563,634
2,700	Eutelsat Communications	83,885
4,945	Expedia, Inc.	572,483
12,000	Finish Line, Inc.	237,000
13,750	Ford Motor Company	186,450
4,188	Fossil, Inc.[l]	169,614
4,300	Fuji Heavy Industries, Ltd.	141,191
4,220	General Motors Company	134,196
17,130	Gentex Corporation	274,765
11,957	G-III Apparel Group, Ltd.[l]	541,054
6,000	Gunze, Ltd.	16,767
1,500	Hakuhodo Dy Holdings, Inc.	16,910
29,301	Harley-Davidson, Inc.	1,401,467
9,067	Harman International Industries, Inc.	695,983
15,146	Haverty Furniture Companies, Inc.	282,776
300	Hennes & Mauritz AB	10,683
12,100	Home Depot, Inc.	1,620,069
6,700	Honda Motor Company, Ltd.	180,805
6,580	Houghton Mifflin Harcourt Company[l]	134,956
600	Iida Group Holdings Company, Ltd.	11,206
6,200	Inchcape plc	61,498
9,720	Interpublic Group of Companies, Inc.	222,977
1,000	Intertek Group plc	47,706

The accompanying Notes to Financial Statements are an integral part of this schedule.

46

MODERATE ALLOCATION FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Shares	Common Stock (25.1%)	Value
Consumer Discretionary (3.2%) - continued
1,100	Isuzu Motors, Ltd.	$11,770
7,570	Jack in the Box, Inc.	511,353
9,807	Kate Spade & Company[l]	252,334
21,960	Krispy Kreme Doughnuts, Inc.[l]	382,324
4,773	L Brands, Inc.	373,678
10,580	Las Vegas Sands Corporation	477,687
10,130	La-Z-Boy, Inc.	262,063
4,770	Lear Corporation	549,170
12,800	Liberty Interactive Corporation[l]	335,360
374	Linamar Corporation	16,195
2,173	Lithia Motors, Inc.	180,402
20,630	LKQ Corporation[l]	661,192
24,410	Lowe’s Companies, Inc.	1,855,648
300	LVMH Moet Hennessy Louis Vuitton SE	49,984
6,030	Macy’s, Inc.	238,728
1,700	Marks and Spencer Group plc	10,545
5,661	MDC Partners, Inc.	114,579
8,629	New Media Investment Group, Inc.	138,495
27,810	Newell Brands, Inc.	1,266,467
7,080	News Corporation	87,934
18,610	NIKE, Inc.	1,096,873
2,100	Nissan Motor Company, Ltd.	18,635
3,000	NOK Corporation	49,721
900	Nokian Renkaat Oyj	33,243
13,036	Nord Anglia Education, Inc.[l]	276,754
26,700	Nutrisystem, Inc.	587,934
3,958	O’Reilly Automotive, Inc.[l]	1,039,687
8,763	Oxford Industries, Inc.	582,038
100	Paddy Power plc	13,440
3,000	PanaHome Corporation	23,393
8,450	Papa John’s International, Inc.	478,186
24,540	Papa Murphy’s Holdings, Inc.[l]	308,222
4,163	Penn National Gaming, Inc.[l]	67,149
6,600	Persimmon plc	191,969
600	ProSiebenSat.1 Media AG	30,651
16,740	PulteGroup, Inc.	307,849
13,525	PVH Corporation	1,292,990
3,028	Ralph Lauren Corporation	282,240
10,250	Rent-A-Center, Inc.	150,675
3,104	Restoration Hardware Holdings, Inc.[l]	134,310
6,530	Retailmenot, Inc.[l]	55,048
200	Rightmove plc	11,303
27,367	Ross Stores, Inc.	1,553,898
11,330	Ruth’s Hospitality Group, Inc.	179,920
15,920	Sally Beauty Holdings, Inc.[l]	499,888
3,350	Scripps Networks Interactive, Inc.	208,873
1,500	Sekisui House, Ltd.	26,045
5,710	Select Comfort Corporation[l]	140,923
10,010	Service Corporation International	266,967
1,600	SHOWA Corporation	13,892
3,990	Signet Jewelers, Ltd.	433,154
4,318	Skechers USA, Inc.[l]	142,710
1,150	Snap-On, Inc.	183,172
2,300	Sports Direct International plc[l]	12,975
10,300	Sportsman’s Warehouse Holdings, Inc.[l]	117,214
700	Stanley Electric Company, Ltd.	14,233
33,590	Staples, Inc.	342,618
4,400	Star Entertainment Group, Ltd.	18,788
22,730	Starbucks Corporation	1,278,108
19,084	Stein Mart, Inc.	138,168
4,300	Sumitomo Forestry Company, Ltd.	49,645
2,500	Sumitomo Rubber Industries, Ltd.	38,059
200	Swatch Group AG	13,381
4,310	Tailored Brands, Inc.	75,080
700	Tamron Company, Ltd.	11,316
5,000	Tatts Group, Ltd.	14,248
14,600	Taylor Wimpey plc	39,384
3,910	Tempur-Pedic International, Inc.[l]	237,220
4,677	Tenneco, Inc.[l]	249,284
9,400	Time, Inc.	138,180
1,000	Tokai Rika Company, Ltd.	18,516
33,548	Toll Brothers, Inc.[l]	915,860
4,440	Tower International, Inc.	101,898
1,800	Toyota Motor Corporation	91,242
13,616	Tuesday Morning Corporation[l]	118,187
3,510	Twenty-First Century Fox, Inc., Class B	105,721
3,140	Twenty-First Century Fox, Inc., Class A	95,016
3,900	UBM plc	32,494
1,739	Ulta Salon Cosmetics & Fragrance, Inc.[l]	362,199
4,004	Under Armour, Inc., Class Al	175,936
4,004	Under Armour, Inc., Class Cl	163,363
900	USS Company, Ltd.	14,237
3,115	Vail Resorts, Inc.	403,829
74	Valora Holding AG	18,074
17,880	Vera Bradley, Inc.[l]	313,615
5,857	VF Corporation	369,284
4,330	Vitamin Shoppe, Inc.[l]	118,512
2,000	Wacoal Holdings Corporation	24,115
4,100	WH Smith plc	100,442
600	Whitbread plc	34,009
1,170	Williams-Sonoma, Inc.	68,773
3,800	Wolters Kluwer NV	144,753
1,860	Wolverine World Wide, Inc.	35,247
3,800	WPP plc	88,778
5,850	Wyndham Worldwide Corporation	415,058
3,700	Yokohama Rubber Company, Ltd.	62,029
8,490	Yum! Brands, Inc.	675,464
8,360	Zoe’s Kitchen, Inc.[l]	313,416

	Total	56,954,090

Consumer Staples (1.4%)
300	AarhusKarlshamn AB	22,689
27,170	Altria Group, Inc.	1,703,831
28,180	Aramark	944,312
6,080	Archer-Daniels-Midland Company	242,835
15,090	Avon Products, Inc.	71,074
2,900	Axfood AB	53,770
5,300	Blue Buffalo Pet Products, Inc.[l]	131,228
202	Boston Beer Company, Inc.[l]	31,528
800	British American Tobacco plc	48,778
4,130	Brown-Forman Corporation	397,802
10,690	Campbell Soup Company	659,680
4,713	Casey’s General Stores, Inc.	527,856
41,730	Coca-Cola Company	1,869,504
4,300	Coca-Cola HBC AG	88,142
33,680	CVS Health Corporation	3,384,840
73,330	Flowers Foods, Inc.	1,405,003
3,710	General Mills, Inc.	227,571
5,161	Hain Celestial Group, Inc.[l]	216,039
900	Henkel AG & Company KGaA	91,553
6,800	Hershey Company	633,148
7,790	Hormel Foods Corporation	300,305
6,850	Imperial Brands plc	372,458
2,650	Ingredion, Inc.	304,988
900	Jeronimo Martins SGPS SA	14,735
4,790	Kimberly-Clark Corporation	599,660
12,800	Koninklijke Ahold NV	278,711

The accompanying Notes to Financial Statements are an integral part of this schedule.

47

MODERATE ALLOCATION FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Shares	Common Stock (25.1%)	Value
Consumer Staples (1.4%) - continued
300	KOSE Corporation	$27,439
6,060	Kroger Company	214,463
1,980	Lancaster Colony Corporation	230,670
1,420	McCormick & Company, Inc.	133,168
2,350	Molson Coors Brewing Company	224,730
28,240	Mondelez International, Inc.	1,213,190
9,391	Monster Beverage Corporation[l]	1,354,370
2,700	Nestle SA	201,527
2,000	Nippon Meat Packers, Inc.	44,579
2,540	Omega Protein Corporation[l]	47,219
4,780	PepsiCo, Inc.	492,149
9,889	Philip Morris International, Inc.	970,309
40,630	Pinnacle Foods, Inc.	1,730,432
2,040	Snyder’s-Lance, Inc.	65,219
19,796	SpartanNash Company	548,349
1,100	Suedzucker AG	19,424
500	Sugi Holdings Company, Ltd.	24,174
3,000	Swedish Match AB	95,286
2,950	Tyson Foods, Inc.	194,169
11,460	United Natural Foods, Inc.[l]	408,778
6,400	Universal Corporation	349,120
34,810	WhiteWave Foods Company[l]	1,399,710
2,141	Woolworths, Ltd.	35,828

	Total	24,646,342

Energy (4.0%)
30,100	Archrock, Inc.	296,485
25,404	Atwood Oceanics, Inc.	245,403
80,635	Baker Hughes, Inc.	3,899,509
79,119	BP plc	435,898
6,732	Bristow Group, Inc.	154,297
33,820	Callon Petroleum Company[l]	355,448
90,528	Canadian Natural Resources, Ltd.	2,717,651
75,531	Chevron Corporation	7,717,758
10,475	Cimarex Energy Company	1,140,518
4,388	Clayton Williams Energy, Inc.[l]	79,554
293,375	Cobalt International Energy, Inc.[l]	947,601
24,377	Concho Resources, Inc.[l]	2,831,876
30,240	Continental Resources, Inc.[l]	1,126,742
12,350	Delek US Holdings, Inc.	196,242
23,850	Devon Energy Corporation	827,118
6,170	Diamond Offshore Drilling, Inc.	149,684
8,194	Diamondback Energy, Inc.[l]	709,437
32,054	Ensco plc	383,366
58,612	EOG Resources, Inc.	4,842,523
10,570	EP Energy Corporation[l]	51,899
62,690	EQT Corporation	4,394,569
30,510	Exxon Mobil Corporation	2,697,084
10,650	FMC Technologies, Inc.[l]	324,719
9,790	Green Plains, Inc.	177,199
4,860	Gulfport Energy Corporation[l]	152,118
31,500	Halliburton Company	1,301,265
6,924	Helmerich & Payne, Inc.	457,815
14,137	HollyFrontier Corporation	503,277
269,388	Marathon Oil Corporation	3,795,677
104,905	Marathon Petroleum Corporation	4,099,687
21,740	Nabors Industries, Ltd.	213,052
1,950	Noble Energy, Inc.	70,414
41,959	Oasis Petroleum, Inc.[l]	406,583
3,570	Oceaneering International, Inc.	130,840
8,240	Oil States International, Inc.[l]	285,434
3,670	OMV AG	110,431
27,242	Parsley Energy, Inc.[l]	638,008
56,896	Patterson-UTI Energy, Inc.	1,123,696
1,450	PDC Energy, Inc.[l]	91,046
27,990	Pioneer Energy Services Corporation[l]	87,049
6,190	QEP Resources, Inc.	110,987
72,998	Rowan Companies plc	1,373,092
2,812	Royal Dutch Shell plc	74,287
49,196	Royal Dutch Shell plc ADR	2,601,976
1,641	Royal Dutch Shell plc, Class B	43,084
12,575	RPC, Inc.	190,134
1,400	RSP Permian, Inc.[l]	42,854
65,621	Schlumberger, Ltd.	5,271,991
7,477	SM Energy Company	232,983
2,150	Statoil ASA	37,843
146,193	Suncor Energy, Inc. ADR	4,293,688
3,850	Superior Energy Services, Inc.	64,911
55,511	Teekay Tankers, Ltd.	218,713
19,160	Tesco Corporation	181,254
280	Tesoro Corporation	22,313
37,670	TETRA Technologies, Inc.[l]	271,224
2,863	Total SA	144,699
3,360	Transocean, Ltd.	37,229
11,196	U.S. Silica Holdings, Inc.	286,058
1,463	Vantage Drilling International[l]	138,985
394,375	Weatherford International plc[l]	3,206,269
12,581	Western Refining, Inc.	336,668
575	World Fuel Services Corporation	26,870
324,720	WPX Energy, Inc.[l]	3,136,795

	Total	72,513,879

Financials (4.6%)
5,050	Acadia Realty Trust	170,185
800	AEON Financial Service Company, Ltd.	17,855
8,081	Affiliated Managers Group, Inc.[l]	1,376,356
3,300	Allianz SE	561,425
5,390	Allied World Assurance Company Holdings AG	191,776
3,130	American Assets Trust, Inc.	124,167
7,720	American Campus Communities, Inc.	345,470
16,860	American Financial Group, Inc.	1,165,195
13,150	American International Group, Inc.	734,033
10,903	Ameris Bancorp	342,354
1,720	AMERISAFE, Inc.	92,674
2,500	Anima Holding SPA[e]	17,755
121,370	Anworth Mortgage Asset Corporation	572,866
4,910	Apartment Investment & Management Company	196,695
3,890	Apollo Commercial Real Estate Finance, Inc.	61,968
3,160	Argo Group International Holdings, Ltd.	173,705
9,960	Ashford Hospitality Prime, Inc.	111,452
11,030	Ashford Hospitality Trust, Inc.	61,658
14,600	Aspen Insurance Holdings, Ltd.	676,710
5,640	Associated Banc-Corp	102,874
21,640	Assured Guaranty, Ltd.	559,827
8,900	Australia & New Zealand Banking Group, Ltd.	163,137
11,900	Banco Santander SA	60,432
4,030	BancorpSouth, Inc.	94,665
14,200	Bank Hapoalim, Ltd.	73,149
198,300	Bank of America Corporation	2,887,248
11,600	Bank of East Asia, Ltd.	42,085
11,100	Bank of New York Mellon Corporation	446,664
5,255	Bank of Nova Scotia	275,587
3,840	Bank of Queensland, Ltd.	32,654
10,278	Bank of the Ozarks, Inc.	424,481
7,140	BankFinancial Corporation	88,250
28,400	BB&T Corporation	1,004,792

The accompanying Notes to Financial Statements are an integral part of this schedule.

48

MODERATE ALLOCATION FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Shares	Common Stock (25.1%)	Value
Financials (4.6%) - continued
24,134	BBCN Bancorp, Inc.	$376,973
9,300	BinckBank NV	54,805
27,450	Blackstone Group, LP	753,228
15,820	Boston Private Financial Holdings, Inc.	193,320
9,343	Brixmor Property Group, Inc.	235,911
29,180	Brookline Bancorp, Inc.	332,068
10,830	Brown & Brown, Inc.	380,241
2,300	Camden Property Trust	185,679
1,701	Canadian Western Bank	37,526
8,100	Capital One Financial Corporation	586,359
2,600	Capital Shopping Centres Group plc	11,578
12,500	CapitaMall Trust	19,189
15,280	Cathay General Bancorp	466,346
79,210	CBL & Associates Properties, Inc.	925,173
8,620	CBRE Group, Inc.[l]	255,411
60,886	Cedar Realty Trust, Inc.	421,331
28,100	Charles Schwab Corporation	798,321
8,150	Chatham Lodging Trust	173,676
3,000	Chiba Bank, Ltd.	15,150
6,150	Chubb, Ltd.	724,839
45,850	Citigroup, Inc.	2,121,938
10,890	Clifton Bancorp, Inc.	162,043
11,710	CNO Financial Group, Inc.	215,113
3,900	CNP Assurances	66,457
42,260	CoBiz Financial, Inc.	511,769
14,757	Columbia Banking System, Inc.	435,184
22,250	Comerica, Inc.	987,900
3,510	Commerce Bancshares, Inc.	164,338
10,780	Communications Sales & Leasing, Inc.	250,419
57,250	Corporate Office Properties Trust	1,470,180
5,620	CyrusOne, Inc.	248,011
900	Daiwa House Industry Company, Ltd.	24,045
1,100	Danske Bank AS	31,124
11,420	DCT Industrial Trust, Inc.	461,025
600	Derwent London plc	28,837
17,700	DEXUS Property Group	112,859
2,600	Digital Realty Trust, Inc.	228,748
11,566	Direct Line Insurance Group plc	61,272
11,547	Douglas Emmett, Inc.	374,700
17,980	Duke Realty Corporation	393,223
50,160	E*TRADE Financial Corporation[l]	1,263,029
24,413	East West Bancorp, Inc.	915,243
13,470	Empire State Realty Trust, Inc.	249,330
16,776	Employers Holdings, Inc.	498,247
13,830	Endurance Specialty Holdings, Ltd.	884,843
9,500	Enova International, Inc.[l]	83,695
16,010	Equity One, Inc.	453,083
4,200	Erste Group Bank AGl	120,903
12,369	Essent Group, Ltd.[l]	252,575
46,180	EverBank Financial Corporation	696,394
6,654	Evercore Partners, Inc.	343,612
1,400	EXOR SPA	52,729
15,180	F.N.B. Corporation	200,680
43,610	FelCor Lodging Trust, Inc.	312,248
82,070	Fifth Third Bancorp	1,502,702
43,980	First Commonwealth Financial Corporation	403,736
10,450	First Financial Bancorp	203,775
3,610	First Financial Corporation	127,902
16,550	First Industrial Realty Trust, Inc.	379,657
3,640	First Merchants Corporation	93,366
37,850	First Midwest Bancorp, Inc.	699,468
3,790	First NBC Bank Holding Company[l]	82,395
28,068	First Potomac Realty Trust	236,052
20,646	First Republic Bank	1,451,827
9,400	FlexiGroup, Ltd.	16,992
15,850	Franklin Street Properties Corporation	168,327
11,200	Frasers Centrepoint Trust	16,227
26,000	Fukuoka Financial Group, Inc.	88,881
946	Genworth MI Canada, Inc.	24,489
5,289	Getty Realty Corporation	104,087
14,810	Glacier Bancorp, Inc.	383,431
4,471	Goldman Sachs Group, Inc.	733,736
3,100	Great Portland Estates plc	34,374
26,170	Great Western Bancorp, Inc.	824,878
28,598	Green Bancorp, Inc.[l]	233,360
10,360	Greenhill & Company, Inc.	228,127
3,366	H&R Real Estate Investment Trust	58,805
1,533	Hamborner REIT AG	17,069
26,300	Hancock Holding Company	683,011
3,200	Hang Seng Bank, Ltd.	58,018
20,312	Hanmi Financial Corporation	469,613
1,500	Hannover Rueckversicherung SE	171,482
4,790	Hanover Insurance Group, Inc.	410,790
31,420	Hartford Financial Services Group, Inc.	1,394,420
18,300	Henderson Group plc	68,509
2,000	Henderson Land Development Company, Ltd.	12,465
2,910	Hersha Hospitality Trust	56,134
5,900	HFF, Inc.	187,797
7,170	Highwoods Properties, Inc.	335,054
500	Hitachi Capital Corporation	10,679
17,200	Home BancShares, Inc.	739,428
3,940	Hometrust Bancshares, Inc.[l]	73,087
7,398	Horace Mann Educators Corporation	230,078
13,140	Hospitality Properties Trust	336,253
32,977	Host Hotels & Resorts, Inc.	521,696
6,668	Houlihan Lokey, Inc.	168,100
4,960	Hudson Pacific Properties, Inc.	145,080
3,400	Hufvudstaden AB	52,763
44,850	Huntington Bancshares, Inc.	451,191
25,000	Hysan Development Company, Ltd.	110,462
7,890	InfraREIT, Inc.	130,816
849	Intact Financial Corporation	62,827
7,336	Intercontinental Exchange, Inc.	1,760,860
30,190	Invesco, Ltd.	936,192
16,500	Investec plc	126,358
47,830	Investors Bancorp, Inc.	552,436
19,896	J.P. Morgan Chase & Company	1,257,427
15,453	Janus Capital Group, Inc.	225,614
300	Jyske Bank AS	12,277
85,790	KeyCorp	1,054,359
4,260	Kimco Realty Corporation	119,791
25,760	LaSalle Hotel Properties	615,664
36,660	Liberty Property Trust	1,279,434
7,824	Lincoln National Corporation	339,953
18,000	Link REIT	109,204
2,150	M&T Bank Corporation	254,388
3,000	Macquarie Group, Ltd.	143,715
31,920	MetLife, Inc.	1,439,592
53,600	Mizuho Financial Group, Inc.	80,342
50,750	Morgan Stanley	1,373,295
6,200	MSCI, Inc.	470,828
2,900	National Australia Bank, Ltd.	59,497
3,145	National Bank of Canada	112,395
3,350	National Storage Affiliates Trust	65,392
760	Navigators Group, Inc.[l]	62,784

The accompanying Notes to Financial Statements are an integral part of this schedule.

49

MODERATE ALLOCATION FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Shares	Common Stock (25.1%)	Value
Financials (4.6%) - continued
77,000	New World Development Company, Ltd.	$76,577
9,430	NMI Holdings, Inc.[l]	59,315
660	Northern Trust Corporation	46,913
8,520	NorthStar Asset Management Corporation, Inc.	105,989
18,330	NorthStar Realty Europe Corporation	218,677
4,500	Old Mutual plc	12,234
11,470	Oritani Financial Corporation	198,775
12,999	PacWest Bancorp	519,700
4,010	Paramount Group, Inc.	66,967
4,890	Parkway Properties, Inc.	80,440
8,865	Pebblebrook Hotel Trust	245,029
3,200	Pennsylvania Real Estate Investment Trust	73,408
5,300	Physicians Realty Trust	96,089
6,760	Piedmont Office Realty Trust, Inc.	134,592
1,560	Piper Jaffray Companies[l]	65,068
4,280	Popular, Inc.	127,202
4,970	Post Properties, Inc.	285,079
4,674	Potlatch Corporation	164,618
4,300	Poundland Group plc	10,821
957	Power Corporation of Canada	23,256
5,500	Primerica, Inc.	272,580
4,380	PrivateBancorp, Inc.	182,252
24,300	Provident Financial Services, Inc.	485,514
21,550	Ramco-Gershenson Properties Trust	381,650
14,538	Raymond James Financial, Inc.	758,447
11,220	RE/MAX Holdings, Inc.	412,896
11,390	Realogy Holdings Corporation[l]	407,079
4,009	Renasant Corporation	137,669
11,380	Retail Properties of America, Inc.	181,966
680	S&P Global, Inc.	72,658
1,306	Safety Insurance Group, Inc.	73,933
300	Sampo Oyj	13,122
15,743	Sandy Spring Bancorp, Inc.	450,092
2,100	Schroders plc	77,306
2,930	Selective Insurance Group, Inc.	101,700
8,340	Senior Housing Property Trust	146,617
12,680	Silver Bay Realty Trust Corporation REIT	185,128
123,430	SLM Corporation[l]	835,621
6,930	Sovran Self Storage, Inc.	736,105
25,120	Spirit Realty Captial, Inc.	287,122
16,126	Stifel Financial Corporation[l]	530,707
51,409	Stockland	170,036
12,770	Store Capital Corporation	327,806
18,000	Sumitomo Mitsui Trust Holdings, Inc.	55,330
24,232	Summit Hotel Properties, Inc.	276,245
15,102	SVB Financial Group[l]	1,574,836
1,700	Swiss Re AG	151,094
25,950	Synchrony Financial[l]	793,291
12,920	Synovus Financial Corporation	402,587
8,600	T&D Holdings, Inc.	82,323
500	Talanx AG	16,640
8,360	Talmer Bancorp, Inc.	162,184
80,850	TCF Financial Corporation	1,102,794
27,471	TD Ameritrade Holding Corporation	819,460
7,117	Terreno Realty Corporation	162,054
3,910	Territorial Bancorp, Inc.	102,559
300	Tokio Marine Holdings, Inc.	9,817
1,009	Toronto-Dominion Bank	44,913
9,280	TriCo Bancshares	249,818
17,670	TrustCo Bank Corporation	113,265
2,300	U.S. Bancorp	98,187
1,760	Union Bankshares Corporation	46,482
6,350	United Community Banks, Inc.	127,825
26,950	United Financial Bancorp, Inc.	349,811
9,604	United Overseas Bank, Ltd.	132,349
1,210	Unum Group	41,394
5,640	Urstadt Biddle Properties, Inc.	115,958
21,440	Voya Financial, Inc.	696,157
10,890	Waddell & Reed Financial, Inc.	221,503
1,700	Webster Financial Corporation	62,288
4,360	Wells Fargo & Company	217,913
5,593	Western Alliance Bancorp[l]	204,592
2,000	Wharf Holdings, Ltd.	10,810
3,000	Wheelock and Company, Ltd.	13,889
19,200	Wing Tai Holdings, Ltd.	26,726
4,744	Wintrust Financial Corporation	246,783
15,000	WisdomTree Investments, Inc.	163,350
5,234	WSFS Financial Corporation	178,689
5,870	XL Group plc	192,125
65,809	Zions Bancorporation	1,811,064

	Total	83,234,137

Health Care (2.8%)
13,984	Abbott Laboratories	543,978
1,640	AbbVie, Inc.	100,040
5,580	ABIOMED, Inc.[l]	542,041
9,825	Acadia Healthcare Company, Inc.[l]	620,842
4,420	Aceto Corporation	99,141
200	Actelion, Ltd.	32,416
6,430	Aetna, Inc.	721,896
16,441	Akorn, Inc.[l]	418,423
3,440	Albany Molecular Research, Inc.[l]	51,772
7,154	Align Technology, Inc.[l]	516,447
6,402	Allergan plc[l]	1,386,417
6,437	Allscripts Healthcare Solutions, Inc.[l]	86,256
8,919	AmerisourceBergen Corporation	759,007
6,800	Amgen, Inc.	1,076,440
5,885	AMN Healthcare Services, Inc.[l]	208,976
1,490	AmSurg Corporation[l]	120,660
1,371	Anacor Pharmaceuticals, Inc.[l]	86,017
5,577	Analogic Corporation	440,527
900	Astellas Pharmaceutical, Inc.	12,134
36,323	Asterias Biotherapeutics, Inc.[l]	155,826
1,043	Atrion Corporation	414,384
100	Bayer AG	11,557
6,030	BioMarin Pharmaceutical, Inc.[l]	510,620
680	Bio-Rad Laboratories, Inc.[l]	96,458
3,720	Boston Scientific Corporation[l]	81,542
3,120	Bristol-Myers Squibb Company	225,202
1,967	C.R. Bard, Inc.	417,338
5,150	Cambrex Corporation[l]	248,436
1,400	Cardinal Health, Inc.	109,844
11,416	Cardiovascular Systems, Inc.[l]	159,596
13,540	Centene Corporation[l]	838,938
15,810	Cerner Corporation[l]	887,573
1,580	Computer Programs and Systems, Inc.	81,101
3,970	CONMED Corporation	164,437
2,100	Cooper Companies, Inc.	321,468
5,070	Cross Country Healthcare, Inc.[l]	63,020
16,520	Dentsply Sirona, Inc.	984,592
30,572	Depomed, Inc.[l]	531,341
4,810	Dexcom, Inc.[l]	309,668
17,220	Edwards Lifesciences Corporation[l]	1,828,936
16,396	Ensign Group, Inc.	369,894
25,692	Envision Healthcare Holdings, Inc.[l]	581,410
2,400	Essilor International SA	310,696
18,097	ExamWorks Group, Inc.[l]	652,397

The accompanying Notes to Financial Statements are an integral part of this schedule.

50

MODERATE ALLOCATION FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Shares	Common Stock (25.1%)	Value
Health Care (2.8%) - continued
13,150	Express Scripts Holding Company[l]	$969,549
200	Gerresheimer AG	14,916
25,883	Gilead Sciences, Inc.	2,283,139
2,570	Globus Medical, Inc.[l]	64,353
2	Greatbatch, Inc.[l]	70
7,990	HCA Holdings, Inc.[l]	644,154
9,964	HealthEquity, Inc.[l]	250,595
6,460	HealthSouth Corporation	267,832
8,970	Healthways, Inc.[l]	104,500
2,600	Hikma Pharmaceuticals plc	83,826
3,700	Hill-Rom Holdings, Inc.	178,895
10,050	Hologic, Inc.[l]	337,579
1,234	ICON plc[l]	83,394
7,511	Impax Laboratories, Inc.[l]	250,492
10,500	Inogen, Inc.[l]	513,030
19,738	Intersect ENT, Inc.[l]	395,747
14,389	Ironwood Pharmaceuticals, Inc.[l]	150,365
14,690	Kindred Healthcare, Inc.	216,824
400	Lonza Group AG	66,715
3,050	Magellan Health Services, Inc.[l]	214,903
26,378	Medtronic plc	2,087,819
43,340	Merck & Company, Inc.	2,376,766
1,000	Merck KGaA[l]	94,177
1,932	Mettler-Toledo International, Inc.[l]	691,559
21,808	Mylan NV	909,612
1,840	Myriad Genetics, Inc.[l]	66,240
7,182	National Healthcare Corporation	462,880
2,110	Natural Health Trends Corporation	76,361
790	Neogen Corporation[l]	37,320
6,207	Neurocrine Biosciences, Inc.[l]	282,915
6,000	Nevro Corporation[l]	403,500
4,300	Novartis AG	327,240
3,300	Novo Nordisk AS	184,254
17,426	NuVasive, Inc.[l]	922,532
5,550	Omnicell, Inc.[l]	176,823
15,050	PerkinElmer, Inc.	758,821
10,210	Perrigo Company plc	987,001
87,390	Pfizer, Inc.	2,858,527
4,490	PharMerica Corporation[l]	106,144
9,080	Progenics Pharmaceuticals, Inc.[l]	48,215
1,800	Prothena Corporation plc[l]	77,742
10,180	Quintiles Transnational Holdings, Inc.[l]	703,133
140	Regeneron Pharmaceuticals, Inc.[l]	52,739
18,050	Roche Holding AG ADR	569,839
400	Roche Holding AG-Genusschein	101,204
3,600	Sanofi	296,737
8,710	STERIS plc	615,536
18,393	Team Health Holdings, Inc.[l]	769,379
12,250	Teleflex, Inc.	1,908,305
14,457	Triple-S Management Corporation[l]	376,460
16,071	UnitedHealth Group, Inc.	2,116,229
10,328	Universal Health Services, Inc.	1,380,647
2,810	VCA Antech, Inc.[l]	176,946
23,100	Veeva Systems, Inc.[l]	635,481
10,676	Vertex Pharmaceuticals, Inc.[l]	900,414
2,100	Waters Corporation[l]	273,336
2,090	Wellcare Health Plans, Inc.[l]	188,079
5,130	West Pharmaceutical Services, Inc.	365,256
11,240	Zoetis, Inc.	528,617

	Total	51,165,367

Industrials (2.7%)
6,387	3M Company	1,069,056
6,670	ABM Industries, Inc.	214,574
5,950	Actuant Corporation	158,925
1,000	Adecco SA	64,553
3,140	AECOM[l]	102,019
19,169	Aegion Corporation[l]	406,958
2,030	AerCap Holdings NVl	81,220
2,320	Aerovironment, Inc.[l]	67,002
3,700	AGCO Corporation	197,839
1,600	Aida Engineering, Ltd.	14,597
18,625	Air New Zealand, Ltd.	31,958
800	Airbus Group NV	50,014
3,260	Allegion plc	213,367
2,450	Allison Transmission Holdings, Inc.	70,585
1,600	Amada Holdings Company, Ltd.	16,074
400	Andritz AG	22,453
1,640	Applied Industrial Technologies, Inc.	75,161
8,000	Asahi Glass Company, Ltd.	46,852
8,518	Astec Industries, Inc.	412,271
500	Atlas Copco Aktiebolag	12,954
3,610	AZZ, Inc.	198,261
8,867	B/E Aerospace, Inc.	431,202
1,300	Babcock International Group plc	18,040
1,810	Barnes Group, Inc.	58,807
9,316	Beacon Roofing Supply, Inc.[l]	398,073
4,850	Boeing Company	653,780
1,800	Brady Corporation	47,682
4,750	Briggs & Stratton Corporation	100,557
10,180	BWX Technologies, Inc.	339,910
5,200	Caterpillar, Inc.	404,144
5,710	CBIZ, Inc.[l]	58,128
4,860	CEB, Inc.	299,813
4,600	Central Glass Company, Ltd.	25,644
3,580	Chart Industries, Inc.[l]	92,149
7,868	CIRCOR International, Inc.	444,149
7,390	CLARCOR, Inc.	434,310
8,160	Colfax Corporation[l]	264,629
17,060	Comfort Systems USA, Inc.	503,099
900	Compagnie de Saint-Gobain	41,240
16,220	Copart, Inc.[l]	694,865
26,150	CSX Corporation	713,110
3,450	Curtiss-Wright Corporation	264,201
2,000	Dai Nippon Printing Company, Ltd.	18,757
10,050	Danaher Corporation	972,337
2,176	Dart Group plc	19,856
50,820	Delta Air Lines, Inc.	2,117,669
1,500	Deutsche Post AG	44,060
400	DSV AS	16,839
12,492	EMCOR Group, Inc.	605,612
3,030	Emerson Electric Company	165,529
2,900	Equifax, Inc.	348,725
13,088	ESCO Technologies, Inc.	503,626
700	FANUC Corporation	103,405
15,788	Federal Signal Corporation	216,138
2,200	Ferrovial SA	47,465
3,100	Flowserve Corporation	151,311
7,160	Fluor Corporation	391,366
23,796	Fortune Brands Home and Security, Inc.	1,318,536
10,861	Franklin Electric Company, Inc.	343,099
4,000	Fuji Electric Company, Ltd.	17,021
4,179	G & K Services, Inc.	295,246
1,433	Galliford Try plc	26,788
16,403	Gibraltar Industries, Inc.[l]	433,859
10,731	Granite Construction, Inc.	478,495
4,209	H&E Equipment Services, Inc.	85,148
4,880	Hackett Group, Inc.	72,614
2,000	Hankyu Hanshin Holdings, Inc.	12,677
16,050	Healthcare Services Group, Inc.	607,493

The accompanying Notes to Financial Statements are an integral part of this schedule.

51

MODERATE ALLOCATION FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Shares	Common Stock (25.1%)	Value
Industrials (2.7%) - continued
8,737	Heico Corporation	$535,665
4,340	Herman Miller, Inc.	130,938
5,860	Hexcel Corporation	265,282
1,817	HNI Corporation	79,439
300	Hochtief AG	38,542
10,896	Honeywell International, Inc.	1,245,086
200	Hoshizaki Electric Company, Ltd.	16,785
5,601	Hub Group, Inc.[l]	215,751
6,540	Hubbell, Inc.	691,670
3,420	Huntington Ingalls Industries, Inc.	495,113
8,488	Huron Consulting Group, Inc.[l]	472,018
950	Illinois Tool Works, Inc.	99,294
1,100	Inaba Denki Sangyo Company, Ltd.	34,539
14,050	Ingersoll-Rand plc	920,837
4,350	Insperity, Inc.	229,549
3,500	Interface, Inc.	59,570
2,600	Intrum Justitia AB	93,461
13,100	ITOCHU Corporation	166,483
2,610	ITT Corporation	100,146
9,480	JB Hunt Transport Services, Inc.	785,702
4,680	KAR Auction Services, Inc.	175,968
17,122	Kforce, Inc.	325,489
4,900	KITZ Corporation	19,862
3,090	Knoll, Inc.	72,152
3,800	KONE Oyj	173,632
1,100	Koninklijke Boskalis Westminster NV	45,874
24,320	Korn/Ferry International	660,045
200	Kuehne & Nagel International AG	28,863
1,290	Landstar System, Inc.	84,559
5,220	Lincoln Electric Holdings, Inc.	327,137
6,361	Manpower, Inc.	489,988
9,700	Masco Corporation	297,887
7,000	Meggitt plc	42,087
24,910	Meritor, Inc.[l]	211,735
4,853	Middleby Corporation[l]	532,083
1,900	MIRAIT Holdings Corporation	16,654
700	Mitsubishi Corporation	11,766
2,000	Mitsuboshi Belting, Ltd.	15,819
9,000	MRC Global, Inc.[l]	125,820
2,717	MSA Safety, Inc.	130,661
3,000	MTR Corporation, Ltd.	14,832
3,750	Mueller Water Products, Inc.	40,313
28,625	Navigant Consulting, Inc.[l]	456,855
7,557	Nielsen Holdings plc	394,022
2,100	Nikkon Holdings Company, Ltd.	39,001
3,000	Nippon Express Company, Ltd.	13,690
3,400	Nitto Kogyo Corporation	53,832
5,869	Nordson Corporation	450,328
7,858	Norfolk Southern Corporation	708,084
2,690	Northrop Grumman Corporation	554,839
5,160	Old Dominion Freight Line, Inc.[l]	340,818
11,444	On Assignment, Inc.[l]	412,671
9,566	Oshkosh Corporation	467,299
11,557	PGT, Inc.[l]	121,002
6,004	Progressive Waste Solutions, Ltd.	193,389
7,616	Proto Labs, Inc.[l]	455,665
5,240	Quanex Building Products Corporation	98,722
3,800	Quanta Services, Inc.[l]	90,136
200	Randstad Holding NV	10,747
8,630	Raven Industries, Inc.	138,857
3,640	Raytheon Company	459,914
6,780	Resources Connection, Inc.	100,141
2,810	Rexnord Corporation[l]	61,258
211	Rieter Holding AG	43,739
3,899	Ritchie Brothers Auctioneers, Inc.	111,862
5,777	Rockwell Automation, Inc.	655,516
9,250	Rockwell Collins, Inc.	815,757
3,549	Roper Industries, Inc.	624,943
1,090	Ryder System, Inc.	75,123
648	Saft Groupe SA	20,132
6,990	Saia, Inc.[l]	202,151
2,900	Sanwa Holdings Corporation	22,501
6,900	SIG plc	13,682
500	Skanska AB	11,020
3,940	SkyWest, Inc.	92,590
40,065	Southwest Airlines Company	1,787,300
5,960	Spirit Aerosystems Holdings, Inc.[l]	281,014
910	Stericycle, Inc.[l]	86,960
1,300	Sumitomo Electric Industries, Ltd.	15,639
9,464	Swift Transportation Company[l]	157,292
3,760	Tennant Company	200,822
1,520	Tetra Tech, Inc.	44,688
3,794	Textron, Inc.	146,752
4,080	Toro Company	352,716
500	TOTO, Ltd.	16,955
7,510	TransUnion[l]	224,925
400	Travis Perkins plc	10,822
2,300	TrueBlue, Inc.[l]	42,987
6,565	Tyco International plc	252,884
930	UniFirst Corporation	100,793
3,570	United Continental Holdings, Inc.[l]	163,542
12,400	United Parcel Service, Inc.	1,302,868
10,136	United Rentals, Inc.[l]	678,402
6,715	Universal Forest Products, Inc.	514,705
12,300	Universal Truckload Services, Inc.	175,398
200	Vestas Wind Systems AS	14,316
3,050	WABCO Holdings, Inc.[l]	342,088
1,380	Wabtec Corporation	114,443
7,207	WageWorks, Inc.[l]	388,169
15,126	Waste Connections, Inc.	1,017,677
1,355	Watsco, Inc.	182,207
745	WSP Global, Inc.	25,063
22,300	Xylem, Inc.	931,694
4,020	YRC Worldwide, Inc.[l]	36,984
600	Yuasa Trading Company, Ltd.	13,484

	Total	47,680,867

Information Technology (4.1%)
4,036	Advanced Energy Industries, Inc.[l]	130,565
35,291	Agilent Technologies, Inc.	1,444,108
12,917	Akamai Technologies, Inc.[l]	658,638
2,100	Alliance Data Systems Corporation[l]	426,951
3,789	Alphabet, Inc., Class Al	2,682,157
3,110	Alphabet, Inc., Class Cl	2,155,261
300	Amadeus IT Holding SA	13,680
8,248	Ambarella, Inc.[l]	338,993
12,390	Amkor Technology, Inc.[l]	70,747
23,449	Amphenol Corporation	1,309,158
810	Analog Devices, Inc.	45,619
1,828	ANSYS, Inc.[l]	165,928
32,084	Apple, Inc.	3,007,554
22,426	Applied Materials, Inc.	459,060
11,851	Arista Networks, Inc.[l]	789,514
11,160	ARRIS International plc[l]	254,113
7,904	Aspen Technology, Inc.[l]	300,589
360	AtoS	32,043
4,400	Avnet, Inc.	180,928
7,200	AVX Corporation	95,184
8,055	Belden, Inc.	508,593
1,930	Benchmark Electronics, Inc.[l]	37,481
3,580	Blackhawk Network Holdings, Inc.[l]	115,025

The accompanying Notes to Financial Statements are an integral part of this schedule.

52

MODERATE ALLOCATION FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Shares	Common Stock (25.1%)	Value
Information Technology (4.1%) - continued
25,190	Booz Allen Hamilton Holding Corporation	$694,488
5,350	Broadridge Financial Solutions, Inc.	320,144
84,367	Brocade Communications Systems, Inc.	810,767
36,559	Brooks Automation, Inc.	345,848
7,860	CA, Inc.	233,128
11,397	Cabot Microelectronics Corporation	477,420
3,892	CACI International, Inc.[l]	374,216
1,800	Canon, Inc.	50,333
8,270	Cavium, Inc.[l]	408,290
3,200	CDK Global, Inc.	152,224
11,300	CDW Corporation	435,050
2,310	Check Point Software Technologies, Ltd.[l]	191,430
22,230	Ciena Corporation[l]	374,131
4,600	Cirrus Logic, Inc.[l]	166,060
155,040	Cisco Systems, Inc.	4,262,050
950	Citrix Systems, Inc.[l]	77,748
14,531	Cognex Corporation	516,286
7,250	Cognizant Technology Solutions Corporation[l]	423,182
2,420	Coherent, Inc.[l]	226,028
5,760	CommVault Systems, Inc.[l]	252,115
2,300	comScore, Inc.[l]	70,426
3,200	Comtech Telecommunications Corporation	77,440
8,870	Convergys Corporation	235,055
21,200	CoreLogic, Inc.[l]	752,176
20,484	Criteo SA ADR[l]	853,978
9,198	Demandware, Inc.[l]	423,844
4,241	DST Systems, Inc.	511,804
10,480	EarthLink Holdings Corporation	60,889
17,300	eBay, Inc.[l]	422,639
20,716	Electro Rent Corporation	207,367
32,500	EMC Corporation	848,575
8,180	Envestnet, Inc.[l]	256,688
4,490	EVERTEC, Inc.	60,480
4,310	ExlService Holdings, Inc.[l]	208,561
4,318	F5 Networks, Inc.[l]	452,310
15,895	Fabrinet[l]	508,163
23,910	Facebook, Inc.[l]	2,811,338
3,884	FEI Company	345,754
17,770	Finisar Corporation[l]	292,494
30,330	FLIR Systems, Inc.	916,269
25,168	Fortinet, Inc.[l]	818,212
5,600	FUJIFILM Holdings NPV	229,870
10,300	Genpact, Ltd.[l]	287,267
22,170	Glu Mobile, Inc.[l]	59,194
19,109	Guidewire Software, Inc.[l]	1,088,640
11,490	Harmonic, Inc.[l]	39,755
1,600	Hitachi Kokusai Electric, Inc.	16,771
1,000	Hoya Corporation	38,294
8,780	HP, Inc.	107,731
3,426	IAC/InterActiveCorporation	158,761
9,748	Imperva, Inc.[l]	453,087
35,180	Intel Corporation	1,065,250
1,100	IT Holdings Corporation	25,995
900	ITOCHU Techno-Solutions Corporation	17,637
32,387	Ixia[l]	327,756
10,164	Juniper Networks, Inc.	237,838
400	Kyocera Corporation	19,848
5,550	Lam Research Corporation	424,020
5,270	Liberty Tripadvisor Holdings, Inc.[l]	116,256
4,690	Linear Technology Corporation	208,611
13,650	Lionbridge Technologies, Inc.[l]	68,114
4,378	Littelfuse, Inc.	509,949
4,183	Manhattan Associates, Inc.[l]	253,239
15,540	Marvell Technology Group, Ltd.	155,089
6,291	Maxim Integrated Products, Inc.	224,715
4,000	MAXIMUS, Inc.	211,600
9,471	Methode Electronics, Inc.	281,573
11,230	Microsemi Corporation[l]	379,462
97,530	Microsoft Corporation	4,863,821
4,500	Mobileye NVl	171,675
13,952	Monolithic Power Systems, Inc.	870,884
550	Morningstar, Inc.	45,760
12,624	Nanometrics, Inc.[l]	225,465
8,020	National Instruments Corporation	221,111
1,800	NEC Networks & System Integration Corporation	27,916
688	Neopost SA	16,854
1,640	NETGEAR, Inc.[l]	69,536
7,727	Nice Systems, Ltd. ADR	493,369
1,000	NS Solutions Corporation	17,385
41,116	NVIDIA Corporation	1,460,851
10,570	NXP Semiconductors NVl	901,410
44,100	Oclaro, Inc.[l]	222,705
6,320	ON Semiconductor Corporation[l]	59,850
37,690	Oracle Corporation	1,502,323
4,948	Palo Alto Networks, Inc.[l]	746,505
33,650	Pandora Media, Inc.[l]	334,144
10,300	Paylocity Holding Corporation[l]	394,181
37,099	PayPal Holdings, Inc.[l]	1,453,539
6,693	Pegasystems, Inc.	176,628
1,197	Plantronics, Inc.	46,025
29,880	Polycom, Inc.[l]	357,066
22,367	Progress Software Corporation[l]	570,806
14,735	Proofpoint, Inc.[l]	858,461
12,600	PTC, Inc.[l]	459,396
12,474	QLIK Technologies, Inc.[l]	384,074
3,420	QUALCOMM, Inc.	172,778
2,320	Qualys, Inc.[l]	58,418
8,620	RealPage, Inc.[l]	189,554
5,300	Red Hat, Inc.[l]	388,861
38,240	Salesforce.com, Inc.[l]	2,898,592
4,090	ScanSource, Inc.[l]	166,381
6,528	ServiceNow, Inc.[l]	466,621
4,000	Shinko Electric Industries Company, Ltd.	22,217
17,750	ShoreTel, Inc.[l]	108,630
5,850	Symantec Corporation	97,373
10,936	Synopsys, Inc.[l]	519,679
200	TDK Corporation	11,703
1,120	Tech Data Corporation[l]	76,933
35,475	Teradyne, Inc.	670,832
2,930	Tessera Technologies, Inc.	84,150
24,580	Texas Instruments, Inc.	1,402,043
5,570	Trimble Navigation, Ltd.[l]	133,401
4,127	Tyler Technologies, Inc.[l]	604,234
6,181	Ultimate Software Group, Inc.[l]	1,215,123
300	United Internet AG	14,664
22,634	Virtusa Corporation[l]	804,412
24,200	Visa, Inc.	1,869,208
10,340	Xerox Corporation	99,264
33,200	Xilinx, Inc.	1,430,256

	Total	74,610,678

Materials (1.3%)
9,307	Agnico Eagle Mines, Ltd.	439,383
200	Air Liquide SA	22,683

The accompanying Notes to Financial Statements are an integral part of this schedule.

53

MODERATE ALLOCATION FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Shares	Common Stock (25.1%)	Value
Materials (1.3%) - continued
10,500	Albemarle Corporation	$694,680
48,759	Alcoa, Inc.	544,638
8,699	American Vanguard Corporation[l]	143,968
5,593	Avery Dennison Corporation	406,108
8,142	Axalta Coating Systems, Ltd.[l]	231,803
2,253	Balchem Corporation	138,244
7,779	Ball Corporation	555,265
51,908	Barrick Gold Corporation	1,005,458
14,400	BHP Billiton, Ltd.	224,885
4,200	BillerudKorsnas AB	65,316
2,450	Boise Cascade Company[l]	51,131
4,700	Boral, Ltd.	22,876
1,200	Buzzi Unicem SPA	22,794
8,790	Cabot Corporation	428,864
1,910	Carpenter Technology Corporation	67,633
104	CCL Industries, Inc.	19,044
6,670	Celanese Corporation	471,569
10,003	Chemtura Corporation[l]	278,584
5,742	Clearwater Paper Corporation[l]	343,027
5,170	Continental Building Products, Inc.[l]	101,384
20,893	Crown Holdings, Inc.[l]	1,106,493
7,000	Daicel Corporation	87,444
15,160	Dow Chemical Company	797,568
1,893	Eagle Materials, Inc.	140,309
4,550	Eastman Chemical Company	347,529
36,043	Eldorado Gold Corporation	151,741
400	Evonik Industries AG	12,691
6,810	Ferroglobe plc	69,394
18,167	FMC Corporation	785,904
40,849	Freeport-McMoRan, Inc.	571,886
35,347	Goldcorp, Inc.	712,242
11,600	Graphic Packaging Holding Company	154,048
1,400	Hexpol AB	14,489
2,090	Innophos Holdings, Inc.	77,246
7,869	Innospec, Inc.	380,545
23,863	International Paper Company	1,032,552
800	JFE Holdings, Inc.	11,227
62,214	Kinross Gold Corporation[l]	354,620
3,060	Koppers Holdings, Inc.[l]	76,898
200	LafargeHolcim, Ltd.[l]	10,155
100	Linde AG	15,300
2,408	Martin Marietta Materials, Inc.	407,506
2,340	Materion Corporation	67,837
4,627	Minerals Technologies, Inc.	277,157
5,400	Mitsubishi Chemical Holdings Corporation	28,180
2,000	Mitsubishi Gas Chemical Company, Inc.	10,968
34,510	Mosaic Company	965,935
23,972	Myers Industries, Inc.	323,143
28,131	Newmont Mining Corporation	983,741
400	Nippon Shokubai Company, Ltd.	20,718
2,200	Nippon Steel & Sumitomo Metal Corporation	45,777
7,517	Norsk Hydro ASA	32,706
1,300	Novozymes AS	62,351
3,000	Oji Holdings Corporation	12,320
12,940	Olin Corporation	281,963
11,460	OMNOVA Solutions, Inc.[l]	81,939
22,364	Owens-Illinois, Inc.[l]	412,839
14,757	Packaging Corporation of America	957,434
2,350	PolyOne Corporation	84,553
8,220	Rayonier Advanced Materials, Inc.	84,255
4,520	Reliance Steel & Aluminum Company	334,344
414	Rio Tinto, Ltd.	16,154
3,353	Royal Gold, Inc.	209,965
3,800	RPM International, Inc.	192,014
6,360	Schnitzer Steel Industries, Inc.	131,143
4,988	Scotts Miracle-Gro Company	353,051
10,307	Sealed Air Corporation	488,139
15,796	Silver Wheaton Corporation	330,926
10,190	Sonoco Products Company	477,809
32,395	Steel Dynamics, Inc.	816,678
9,270	Stillwater Mining Company[l]	113,094
3,000	Sumitomo Seika Chemicals Company, Ltd.	14,415
27,597	Teck Resources, Ltd.	338,063
2,000	Tosoh Corporation	9,142
300	Umicore SA	14,976
4,199	UPM-Kymmene Oyj	80,378
5,074	Vulcan Materials Company	546,115
14,212	Westrock Company	594,772
52,252	Yamana Gold, Inc.	258,647
4,022	Yara International ASA	160,872

	Total	23,811,637

Telecommunications Services (0.3%)
13,600	AT&T, Inc.	527,952
1,639	BCE, Inc.	76,862
31,510	Cincinnati Bell, Inc.[l]	120,368
3,800	Elisa Oyj	142,090
5,160	FairPoint Communications, Inc.[l]	68,422
3,700	Freenet AG	113,263
6,880	General Communication, Inc.[l]	116,272
5,930	Inteliquent, Inc.	98,379
45,133	KCOM Group plc	68,254
8,221	Level 3 Communications, Inc.[l]	429,629
3,600	Orange SA	59,810
3,517	ORBCOMM, Inc.[l]	34,854
1,300	Proximus SA	43,815
9,964	SBA Communications Corporation[l]	1,026,691
5,900	Telefonica Deutschland Holding AG	30,019
27,482	Verizon Communications, Inc.	1,399,933
32,920	Vonage Holdings Corporation[l]	153,736

	Total	4,510,349

Utilities (0.7%)
1,520	Ameren Corporation	72,960
10,600	American States Water Company	441,914
5,180	Aqua America, Inc.	163,999
6,570	Artesian Resources Corporation	177,324
26,010	Avista Corporation	1,042,221
12,010	California Water Service Group	335,439
8,520	CenterPoint Energy, Inc.	182,754
1,160	Chesapeake Utilities Corporation	69,043
800	Chubu Electric Power Company, Inc.	10,538
5,560	Consolidated Water Company, Ltd.	77,228
13,690	Edison International, Inc.	968,020
27,700	Electricidade de Portugal SA	98,476
4,485	FirstEnergy Corporation	146,166
12,370	Great Plains Energy, Inc.	386,315
2,600	Kansai Electric Power Company, Inc.[l]	22,899
29,510	MDU Resources Group, Inc.	591,971
2,800	Middlesex Water Company	102,424
2,180	New Jersey Resources Corporation	77,782
46,490	PG&E Corporation	2,705,718
4,203	PNM Resources, Inc.	133,151
14,140	Portland General Electric Company	561,641
6,250	Public Service Enterprise Group, Inc.	288,313
15,900	Redes Energeticas Nacionais SGPS SA	47,685

The accompanying Notes to Financial Statements are an integral part of this schedule.

54

MODERATE ALLOCATION FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Shares	Common Stock (25.1%)	Value
Utilities (0.7%) - continued
7,950	Renewable Energy Group, Inc.[l]	$77,274
15,000	Southern Company	751,500
10,620	Southwest Gas Corporation	689,344
3,148	Spire, Inc.	201,346
49,179	Talen Energy Corporation[l]	573,427
3,000	Toho Gas Company, Ltd.	20,483
1,900	Tohoku Electric Power Company, Inc.	24,292
2,200	Tokyo Electric Power Company, Inc.[l]	11,783
13,330	UGI Corporation	536,399
6,200	United Utilities Group plc	85,257
1,653	Unitil Corporation	65,327
12,840	Vectren Corporation	627,234
700	Veolia Environnement SA	17,196
3,110	WEC Energy Group, Inc.	181,033
4,030	Westar Energy, Inc.	207,988

	Total	12,773,864

	Total Common Stock (cost $423,197,189)	451,901,210

Shares	Collateral Held for Securities Loaned (0.2%)	Value
3,647,108	Thrivent Cash Management Trust	3,647,108

	Total Collateral Held for Securities Loaned (cost $3,647,108)	3,647,108

Shares or Principal Amount	Short-Term Investments (13.2%)[m]	Value
	Federal Agricultural Mortgage Corporation Discount Notes
5,000,000	0.240%, 5/12/2016	4,999,655
	Federal Home Loan Bank
2,000,000	0.503%, 5/12/2016[f]	2,000,112
	Federal Home Loan Bank Discount Notes
15,000,000	0.283%, 5/2/2016	15,000,000
5,000,000	0.250%, 5/3/2016	4,999,965
8,800,000	0.303%, 5/4/2016[n]	8,799,877
5,000,000	0.250%, 5/5/2016	4,999,895
9,400,000	0.252%, 5/6/2016	9,399,737
6,000,000	0.250%, 5/10/2016	5,999,664
8,000,000	0.257%, 5/11/2016	7,999,496
7,000,000	0.250%, 5/12/2016	6,999,517
2,000,000	0.300%, 5/13/2016	1,999,848
7,000,000	0.270%, 5/16/2016	6,999,321
1,000,000	0.270%, 5/20/2016	999,875
10,000,000	0.265%, 5/23/2016	9,998,540
3,300,000	0.275%, 5/24/2016	3,299,495
10,979,000	0.263%, 5/25/2016	10,977,243
9,900,000	0.275%, 5/26/2016	9,898,347
7,000,000	0.284%, 5/31/2016	6,998,593
8,000,000	0.290%, 6/2/2016	7,998,040
3,000,000	0.295%, 6/3/2016	2,999,241
3,700,000	0.280%, 6/6/2016	3,698,975
5,000,000	0.295%, 6/8/2016	4,998,535
8,000,000	0.290%, 6/10/2016	7,997,528
12,000,000	0.298%, 6/13/2016	11,996,004
6,000,000	0.290%, 6/14/2016	5,998,158
8,000,000	0.285%, 6/16/2016	7,997,152
3,000,000	0.295%, 6/17/2016	2,998,908
5,500,000	0.280%, 6/21/2016	5,497,822
2,429,000	0.285%, 6/22/2016	2,428,019
5,000,000	0.310%, 6/30/2016	4,997,665
2,140,000	0.320%, 7/8/2016	2,138,724
5,300,000	0.335%, 7/15/2016	5,296,512
12,000,000	0.339%, 7/20/2016	11,991,576
6,736,000	0.337%, 7/27/2016[n]	6,730,854
	Federal Home Loan Mortgage Corporation Discount Notes
6,170,000	0.400%, 7/25/2016[n]	6,165,391
	Federal National Mortgage Association Discount Notes
1,000,000	0.334%, 6/8/2016	999,707
11,300,000	0.400%, 7/25/2016[n]	11,291,559

	Total Short-Term Investments (cost $236,580,069)	236,589,550

	Total Investments (cost $1,795,804,799) 108.6%	$1,953,873,341

	Other Assets and Liabilities, Net (8.6%)	(155,386,081)

	Total Net Assets 100.0%	$1,798,487,260

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	In bankruptcy. Interest is not being accrued.
e

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of April 29, 2016, the value of these investments was $43,259,842 or 2.4% of total net assets.

f	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of April 29, 2016.

The accompanying Notes to Financial Statements are an integral part of this schedule.

55

MODERATE ALLOCATION FUND

Schedule of Investments as of April 29, 2016

(unaudited)

g	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of April 29, 2016.
h	All or a portion of the security is on loan.
i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
j

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

k	At April 29, 2016, $152,344 of investments were segregated to cover exposure to a counterparty for margin on open mortgage-backed security transactions.
l	Non-income producing security.
m	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
n	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Moderate Allocation Fund as of April 29, 2016 was $18,033,955 or 1.0% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of April 29, 2016.

Security	Acquisition Date	Cost
Alm Loan Funding CLO, 10/17/2026	7/31/2014	$209,895
Apidos CLO XVIII, 7/22/2026	6/25/2014	214,462
Ares CLO, Ltd., 10/12/2023	5/15/2015	525,000
Babson CLO, Ltd., 10/17/2026	8/15/2014	209,895
Bayview Opportunity Master Fund Trust, 2/28/2035	9/1/2015	910,170
Betony CLO, Ltd., 4/15/2027	2/25/2015	190,000
Birchwood Park CLO, Ltd., 7/15/2026	7/31/2014	210,000
BlueMountain CLO, Ltd., 10/15/2026	8/27/2014	209,788
Carlyle Global Market Strategies CLO, Ltd., 10/15/2026	9/19/2014	200,000
Carlyle Global Market Strategies CLO, Ltd., 7/20/2023	7/3/2014	215,000
Cent CLO 16, LP, 8/1/2024	9/5/2014	210,000
Cent CLO 22, Ltd., 11/7/2026	9/19/2014	200,000
CoBank ACB, 6/15/2022	10/18/2013	82,795
Digicel, Ltd., 4/15/2021	8/18/2014	723,951
DRB Prime Student Loan Trust, 1/25/2040	12/4/2015	713,720
Dryden 34 Senior Loan Fund CLO, 10/15/2026	7/21/2014	210,000
Edlinc Student Loan Funding Trust, 10/1/2025	2/28/2013	47,136
Galaxy XX CLO, Ltd., 7/20/2027	5/20/2015	650,000
GoldenTree Loan Opportunities IX, Ltd., 10/29/2026	10/3/2014	199,800
Golub Capital Partners CLO 23M, Ltd., 5/5/2027	5/18/2015	598,500
Limerock CLO III, LLC, 10/20/2026	10/16/2014	650,000
Madison Park Funding XIV CLO, Ltd., 7/20/2026	7/3/2014	229,724
Madison Park Funding, Ltd., 8/15/2022	5/8/2015	725,000
Magnetite XII, Ltd., 4/15/2027	2/6/2015	650,000
Mountain View CLO, Ltd., 7/15/2027	5/13/2015	673,252
NCF Dealer Floorplan Master Trust, 3/21/2022	4/8/2016	979,288
Neuberger Berman CLO, Ltd., 8/4/2025	6/19/2014	150,000
NZCG Funding CLO, Ltd., 4/27/2027	3/27/2015	675,000
Octagon Investment Partners XX CLO, Ltd., 8/12/2026	7/10/2014	210,000
OHA Loan Funding, Ltd., 10/20/2026	11/6/2014	648,375
OZLM VIII, Ltd., 10/17/2026	8/7/2014	208,803
Pretium Mortgage Credit Partners, LLC, 11/27/2030	11/6/2015	1,610,604
Race Point IX CLO, Ltd., 4/15/2027	2/13/2015	490,000
Shackleton VII CLO, Ltd., 4/15/2027	3/27/2015	675,000
Symphony CLO VIII, Ltd., 1/9/2023	9/15/2014	200,756
Symphony CLO XV, Ltd., 10/17/2026	10/17/2014	645,125
Vericrest Opportunity Loan Transferee, 10/25/2058	1/13/2016	936,939
Vericrest Opportunity Loan Transferee, 3/26/2046	4/6/2016	813,666
Voya CLO 3, Ltd., 7/25/2026	7/10/2014	209,685

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderate Allocation Fund as of April 29, 2016:

Securities Lending Transactions
Taxable Debt Security	$3,523,127

Total lending	$3,523,127
Gross amount payable upon return of collateral for securities loaned	$3,647,108

Net amounts due to counterparty	$123,981

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

The accompanying Notes to Financial Statements are an integral part of this schedule.

56

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Bank Loans (2.6%)[a]	Value
Basic Materials (0.2%)
	Alpha Natural Resources, Inc., Term Loan
$115,000	0.000%, 5/22/2020[b,c,d]	$37,160
	Fortescue Metals Group, Ltd., Term Loan
379,809	4.250%, 6/30/2019	357,389
	Ineos US Finance, LLC, Term Loan
587,154	3.750%, 12/15/2020	580,548
	Tronox Pigments BV, Term Loan
282,289	4.500%, 3/19/2020	272,251

	Total	1,247,348

Capital Goods (<0.1%)
	Accudyne Industries, LLC, Term Loan
172,840	4.000%, 12/13/2019	155,233

	Total	155,233

Communications Services (0.8%)
	Birch Communication Inc., Term Loan
312,461	7.750%, 7/17/2020[b,c]	267,154
	Cengage Learning Acquisitions, Term Loan
381,244	7.000%, 3/31/2020	378,929
	Fairpoint Communications, Term Loan
304,777	7.500%, 2/14/2019	302,872
	Grande Communications Networks, LLC, Term Loan
296,621	4.500%, 5/29/2020	291,183
	Hargray Communications Group, Inc., Term Loan
292,043	5.250%, 6/26/2019	290,948
	Integra Telecom Holdings, Inc., Term Loan
191,175	5.250%, 8/14/2020	182,573
92,618	9.750%, 2/12/2021	87,362
	Intelsat Jackson Holdings SA, Term Loan
96,057	3.750%, 6/30/2019	89,982
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
455,000	4.500%, 1/7/2022	434,147
	LTS Buyer, LLC, Term Loan
306,930	4.000%, 4/13/2020	305,856
16,445	8.000%, 4/12/2021	16,281
	McGraw-Hill Global Education Holdings, LLC, Term Loan
273,822	6.250%, 3/22/2019	273,595
	NEP Broadcasting, LLC, Term Loan
31,429	10.000%, 7/22/2020	28,993
	NEP/NCP Holdco, Inc., Term Loan
392,580	4.250%, 1/22/2020	370,498
	NTelos, Inc., Term Loan
159,225	5.750%, 11/9/2019	158,827
	Numericable US, LLC, Term Loan
500,000	5.000%, 1/8/2024	501,770
	Syniverse Holdings, Inc., Term Loan
275,769	4.000%, 4/23/2019	220,615
	TNS, Inc., Term Loan
179,302	5.000%, 2/14/2020	177,509
	Univision Communications, Inc., Term Loan
371,337	4.000%, 3/1/2020	370,739
	Virgin Media Investment Holdings, Ltd., Term Loan
280,926	3.649%, 6/30/2023	280,223
	WideOpenWest Finance, LLC, Term Loan
195,634	4.500%, 4/1/2019	194,494
	WMG Acquisition Corporation, Term Loan
114,706	0.000%, 7/1/2020[b,c]	113,251
	XO Communications, LLC, Term Loan
137,200	4.250%, 3/20/2021	137,000
	Yankee Cable Acquisition, LLC, Term Loan
237,012	4.250%, 3/1/2020	237,085
	Zayo Group, LLC, Term Loan
434,708	3.750%, 5/6/2021	434,474

	Total	6,146,360

Consumer Cyclical (0.4%)
	Amaya BV, Term Loan
515,804	5.000%, 8/1/2021	492,918
	Burlington Coat Factory Warehouse Corporation, Term Loan
291,882	4.250%, 8/13/2021	292,551
	Ceridian HCM Holding, Inc., Term Loan
114,878	4.500%, 9/15/2020	109,901
	Golden Nugget, Inc., Delayed Draw
54,259	5.500%, 11/21/2019	54,293
	Golden Nugget, Inc., Term Loan
126,604	5.500%, 11/21/2019	126,683
	IMG Worldwide, Inc., Term Loan
324,348	5.250%, 5/6/2021	323,618
145,000	8.250%, 5/6/2022	141,194
	J.C. Penney Corporation, Inc., Term Loan
145,568	6.000%, 5/22/2018	145,795
	Jack Ohio Finance, LLC, Term Loan
206,645	5.000%, 6/20/2019	195,968
	Marina District Finance Company, Inc., Term Loan
240,204	6.500%, 8/15/2018	239,904
	Mohegan Tribal Gaming Authority, Term Loan
318,506	5.500%, 6/15/2018	316,381
	Scientific Games International, Inc., Term Loan
492,475	6.000%, 10/1/2021[b,c]	484,241

	Total	2,923,447

Consumer Non- Cyclical (0.3%)
	Albertson’s, LLC, Term Loan
321,014	5.500%, 3/21/2019	321,416
339,150	5.500%, 12/21/2022	340,140
	Mallinckrodt International Finance SA, Term Loan
99,747	3.500%, 3/19/2021	98,334
	Ortho-Clinical Diagnostics, Inc., Term Loan
298,673	4.750%, 6/30/2021	282,512

The accompanying Notes to Financial Statements are an integral part of this schedule.

57

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Bank Loans (2.6%)[a]	Value
Consumer Non-Cyclical (0.3%) - continued
	Supervalu, Inc., Term Loan
$405,479	4.500%, 3/21/2019	$400,726
	Valeant Pharmaceuticals International, Inc., Term Loan
558,791	5.000%, 4/1/2022[b,c]	544,262

	Total	1,987,390

Energy (0.2%)
	Altice US Finance I Corporation, Term Loan
239,578	4.250%, 12/14/2022	239,219
	Arch Coal, Inc., Term Loan
642,258	7.500%, 5/16/2018[b,c,d]	268,142
	Energy Solutions, LLC, Term Loan
154,746	6.750%, 5/29/2020	150,104
	Expro Holdings UK 2, Ltd., Term Loan
147,750	5.750%, 9/2/2021	107,119
	Houston Fuel Oil Terminal, LLC, Term Loan
290,575	4.250%, 8/19/2021	278,952
	McJunkin Red Man Corporation, Term Loan
158,386	4.750%, 11/8/2019	153,503
	Pacific Drilling SA, Term Loan
199,362	4.500%, 6/3/2018	57,067
	Targa Resources Partners, LP, Term Loan
55,814	5.750%, 2/27/2022	53,023

	Total	1,307,129

Financials (0.1%)
	DJO Finance, LLC, Term Loan
243,163	4.250%, 6/7/2020	236,171
	Harland Clarke Holdings Corporation, Term Loan
56,625	6.000%, 8/4/2019	55,436
	MoneyGram International, Inc., Term Loan
327,743	4.250%, 3/27/2020	308,898
	WaveDivision Holdings, LLC, Term Loan
364,857	4.000%, 10/15/2019	363,792

	Total	964,297

Technology (0.4%)
	Avago Technologies Cayman Finance, Ltd., Term Loan
525,000	4.250%, 2/1/2023[b,c]	525,095
	First Data Corporation, Term Loan
275,000	3.939%, 9/24/2018	275,173
529,385	4.439%, 3/24/2021[b,c]	530,486
175,000	4.189%, 7/8/2022	175,044
	Micron Technology, Inc., Term Loan
180,000	0.000%, 4/15/2022[b,c]	180,619
	NXP BV, Term Loan
249,375	3.750%, 12/7/2020	249,998
	ON Semiconductor Corporation, Term Loan
400,000	5.250%, 3/31/2023	401,584
	SS&C European Holdings SARL, Term Loan
180,484	4.007%, 7/8/2022	180,936
25,714	4.019%, 7/8/2022	25,778
	Western Digital Corporation, Term Loan
540,000	0.000%, 3/16/2023[b,c]	526,948

	Total	3,071,661

Transportation (0.1%)
	OSG Bulk Ships, Inc., Term Loan
214,440	5.250%, 8/5/2019	203,182
	United Airlines, Inc., Term Loan
237,239	3.250%, 4/1/2019	236,814
	XPO Logistics, Inc., Term Loan
229,425	0.000%, 11/1/2021[b,c]	230,285

	Total	670,281

Utilities (0.1%)
	Calpine Corporation, Term Loan
336,606	4.000%, 10/9/2019	336,690
	Intergen NV, Term Loan
194,500	5.500%, 6/15/2020	170,674

	Total	507,364

	Total Bank Loans (cost $19,811,101)	18,980,510

Principal Amount	Long-Term Fixed Income (42.2%)	Value
Asset-Backed Securities (1.6%)
	Access Group, Inc.
259,394	0.939%, 2/25/2036[e,f]	251,199
	Ares CLO, Ltd.
550,000	1.921%, 10/12/2023*,f	547,062
	BA Credit Card Trust
220,000	0.813%, 6/15/2021[f]	220,483
	Bayview Opportunity Master Fund Trust
751,830	3.721%, 2/28/2035*	751,641
	Betony CLO, Ltd.
150,000	2.138%, 4/15/2027*,f	149,050
	Capital One Multi-Asset Execution Trust
300,000	0.813%, 1/18/2022[f]	300,270
	Chase Issuance Trust
175,000	1.590%, 2/18/2020	176,431
125,000	1.620%, 7/15/2020	125,826
	Chesapeake Funding, LLC
196,141	0.889%, 1/7/2025[e,f]	196,031
	Countrywide Asset-Backed Certificates
245,092	5.530%, 4/25/2047	275,518
	Edlinc Student Loan Funding Trust
187,257	3.388%, 10/1/2025*,f	188,384
	FirstEnergy Ohio PIRB Special Purpose Trust
84,412	0.679%, 1/15/2019	84,254
	Ford Credit Auto Owner Trust
170,000	2.260%, 11/15/2025[e]	172,263
	Golden Credit Card Trust
400,000	0.863%, 9/15/2018[e,f]	400,119

The accompanying Notes to Financial Statements are an integral part of this schedule.

58

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (42.2%)	Value
Asset-Backed Securities (1.6%) - continued
	GoldenTree Loan Opportunities IX, Ltd.
$175,000	2.148%, 10/29/2026*,f	$174,225
	Golub Capital Partners CLO 23M, Ltd.
500,000	2.106%, 5/5/2027*,f	496,401
	Morgan Stanley Bank of America Merrill Lynch Trust
675,000	3.176%, 8/15/2045	706,517
675,000	3.246%, 12/15/2047	702,441
	Morgan Stanley Capital, Inc.
653,378	0.589%, 2/25/2037[f]	346,915
	OneMain Financial Issuance Trust
325,000	4.100%, 3/20/2028[e]	332,679
	OZLM VIII, Ltd.
170,000	2.073%, 10/17/2026*,f	169,227
	Pretium Mortgage Credit Partners, LLC
1,090,559	4.375%, 11/27/2030*	1,088,629
	Race Point IX CLO, Ltd.
400,000	2.138%, 4/15/2027*,f	397,364
	Renaissance Home Equity Loan Trust
2,266,452	6.011%, 5/25/2036[g]	1,540,405
	SLM Student Loan Trust
89,491	1.033%, 8/15/2022[e,f]	89,379
79,054	1.038%, 4/25/2023[e,f]	78,889
300,000	1.483%, 5/17/2027[e,f]	297,656
	SoFi Professional Loan Program, LLC
332,638	2.420%, 3/25/2030[e]	329,787
	Vericrest Opportunity Loan Transferee
608,000	3.375%, 10/25/2058*,g	598,764
493,638	4.250%, 3/26/2046*,g	493,161
	World Financial Network Credit Card Master Trust
450,000	0.910%, 3/16/2020	450,001

	Total	12,130,971

Basic Materials (0.2%)
	Albemarle Corporation
45,000	3.000%, 12/1/2019	45,314
	Anglo American plc
300,000	3.625%, 5/14/2020[e,h]	282,000
	ArcelorMittal SA
310,000	6.500%, 3/1/2021[h]	316,975
	Georgia-Pacific, LLC
110,000	2.539%, 11/15/2019[e]	111,891
	Glencore Funding, LLC
80,000	1.693%, 4/16/2018[e,f]	76,000
	NOVA Chemicals Corporation
500,000	5.250%, 8/1/2023[e]	505,000
	Novelis, Inc.
145,000	8.375%, 12/15/2017	147,719
200,000	8.750%, 12/15/2020	206,500
	Yamana Gold, Inc.
190,000	4.950%, 7/15/2024	174,760

	Total	1,866,159

Capital Goods (0.8%)
	AECOM
380,000	5.875%, 10/15/2024	399,000
	Building Materials Corporation of America
190,000	6.000%, 10/15/2025[e]	204,725
	Cemex Finance, LLC
370,000	9.375%, 10/12/2017[e]	406,630
	CNH Industrial Capital, LLC
345,000	4.375%, 11/6/2020[h]	342,844
	Crown Americas Capital Corporation IV
310,000	4.500%, 1/15/2023	316,200
	General Electric Company
251,000	5.000%, 12/29/2049[i]	260,726
	Huntington Ingalls Industries, Inc.
400,000	5.000%, 12/15/2021[e]	419,252
	L-3 Communications Corporation
208,000	1.500%, 5/28/2017	207,958
	Lockheed Martin Corporation
162,000	2.500%, 11/23/2020	166,663
184,000	4.500%, 5/15/2036	204,200
	Martin Marietta Materials, Inc.
150,000	1.729%, 6/30/2017[f]	148,862
	Newell Rubbermaid, Inc.
92,000	2.600%, 3/29/2019	94,128
138,000	5.500%, 4/1/2046	153,532
	Northrop Grumman Corporation
205,000	3.850%, 4/15/2045	207,624
	Owens-Brockway Glass Container, Inc.
395,000	5.000%, 1/15/2022[e,h]	406,850
	Pentair Finance SA
225,000	2.900%, 9/15/2018	225,753
	Reynolds Group Issuer, Inc.
314,086	5.750%, 10/15/2020	325,864
	Roper Industries, Inc.
241,000	2.050%, 7/10/2022	243,894
	Standard Industries, Inc.
295,000	5.500%, 2/15/2023[e]	308,644
	Textron, Inc.
135,000	5.600%, 12/1/2017	141,952
125,000	7.250%, 10/1/2019	143,059
	United Rentals North America, Inc.
620,000	5.500%, 7/15/2025	616,568
	Waste Management, Inc.
55,000	3.125%, 3/1/2025	56,375

	Total	6,001,303

Collateralized Mortgage Obligations (2.1%)
	Alm Loan Funding CLO
170,000	2.063%, 10/17/2026*,f	169,121
	Alternative Loan Trust
309,187	6.000%, 6/25/2036	263,963
	Apidos CLO XVIII
175,000	2.047%, 7/22/2026*,f	173,709
	Babson CLO, Ltd.
170,000	2.023%, 10/17/2026*,f	168,769
	Birchwood Park CLO, Ltd.
170,000	2.068%, 7/15/2026*,f	169,234
	BlueMountain CLO, Ltd.
170,000	2.108%, 10/15/2026*,f	169,681

The accompanying Notes to Financial Statements are an integral part of this schedule.

59

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (42.2%)	Value
Collateralized Mortgage Obligations (2.1%) - continued
	Carlyle Global Market Strategies CLO, Ltd.
$175,000	1.934%, 7/20/2023*,f	$174,177
175,000	2.128%, 10/15/2026*,f	174,508
	Cent CLO 16, LP
170,000	1.866%, 8/1/2024*,f	169,413
	Cent CLO 22, Ltd.
175,000	2.100%, 11/7/2026*,f	169,965
	Citigroup Mortgage Loan Trust, Inc.
212,708	5.500%, 11/25/2035	201,862
	CitiMortgage Alternative Loan Trust
686,147	5.750%, 4/25/2037	577,995
	Countrywide Alternative Loan Trust
422,391	2.652%, 10/25/2035	362,016
248,175	6.500%, 8/25/2036	181,096
138,219	6.000%, 1/25/2037	131,898
833,765	5.500%, 5/25/2037	708,176
765,480	7.000%, 10/25/2037	548,448
	Countrywide Home Loans, Inc.
246,291	5.750%, 4/25/2037	219,671
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
206,259	6.000%, 10/25/2021	180,509
	Dryden 34 Senior Loan Fund CLO
170,000	2.058%, 10/15/2026*,f	169,160
	Federal Home Loan Mortgage Corporation
1,297,565	3.000%, 4/15/2028[j]	125,918
1,024,757	3.000%, 2/15/2033[j]	124,080
	Federal National Mortgage Association
2,108,235	3.500%, 1/25/2033[j]	275,174
	Galaxy XX CLO, Ltd.
550,000	2.084%, 7/20/2027*,f	545,164
	Greenpoint Mortgage Funding Trust
815,556	0.639%, 10/25/2045[f]	631,982
	J.P. Morgan Mortgage Trust
66,811	2.678%, 10/25/2036	60,018
598,310	0.819%, 1/25/2037[f]	352,541
748,263	6.250%, 8/25/2037	563,159
	Limerock CLO III, LLC
500,000	2.164%, 10/20/2026*,f	487,941
	Madison Park Funding XIV CLO, Ltd.
190,000	2.084%, 7/20/2026*,f	189,405
	Madison Park Funding, Ltd.
550,000	1.908%, 8/15/2022*,f	547,313
	Magnetite XII, Ltd.
525,000	2.128%, 4/15/2027*,f	521,749
	MASTR Alternative Loans Trust
173,098	6.500%, 7/25/2034	175,653
457,087	0.889%, 12/25/2035[f]	216,208
	Merrill Lynch Alternative Note Asset Trust
162,471	6.000%, 3/25/2037	142,348
	Mountain View CLO, Ltd.
525,000	2.088%, 7/15/2027*,f	508,572
	Neuberger Berman CLO, Ltd.
150,000	2.089%, 8/4/2025*,f	149,565
	NZCG Funding CLO, Ltd.
525,000	2.184%, 4/27/2027*,f	523,695
	Octagon Investment Partners XX CLO, Ltd.
170,000	2.058%, 8/12/2026*,f	169,077
	OHA Loan Funding, Ltd.
500,000	2.164%, 10/20/2026*,f	499,631
	Residential Accredit Loans, Inc. Trust
139,197	5.750%, 9/25/2035	123,307
	Residential Asset Securitization Trust
726,934	0.819%, 8/25/2037[f]	199,256
	Sequoia Mortgage Trust
1,022,534	3.468%, 9/20/2046	818,541
	Shackleton VII CLO, Ltd.
525,000	2.168%, 4/15/2027*,f	523,337
	Symphony CLO VIII, Ltd.
162,517	1.729%, 1/9/2023*,f	161,887
	Symphony CLO XV, Ltd.
500,000	2.083%, 10/17/2026*,f	497,323
	Voya CLO 3, Ltd.
170,000	2.058%, 7/25/2026*,f	169,047
	WaMu Mortgage Pass Through Certificates
165,429	2.448%, 9/25/2036	148,830
148,891	2.457%, 10/25/2036	128,483
	Washington Mutual Mortgage Pass- Through Certificates Trust
424,213	7.000%, 2/25/2036	304,656

	Total	14,967,231

Commercial Mortgage-Backed Securities (1.8%)
	Commercial Mortgage Pass-Through Certificates
540,000	1.489%, 6/8/2030[e,f]	540,000
	Credit Suisse First Boston Mortgage Securities
1,700,000	5.542%, 1/15/2049	1,727,340
	Credit Suisse Mortgage Capital Certificates
925,000	5.509%, 9/15/2039	932,047
	Federal National Mortgage Association
232,098	1.272%, 1/25/2017	232,043
	Greenwich Capital Commercial Funding Corporation
1,000,000	5.867%, 12/10/2049	1,027,597
	GS Mortgage Securities Trust
800,000	3.666%, 9/10/2047	856,769
775,000	3.506%, 10/10/2048	818,770
775,000	3.734%, 11/10/2048	834,680
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
800,000	5.889%, 2/12/2049	818,771
	JPMBB Commercial Mortgage Securities Trust
550,000	3.231%, 1/15/2048	573,515
775,000	3.598%, 11/15/2048	822,945
	Morgan Stanley Bank of America Merrill Lynch Trust
750,000	3.753%, 12/15/2047	806,561
775,000	3.635%, 10/15/2048	825,267
	Morgan Stanley Capital, Inc.
500,000	5.406%, 3/15/2044	511,411

The accompanying Notes to Financial Statements are an integral part of this schedule.

60

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (42.2%)	Value
Commercial Mortgage-Backed Securities (1.8%) - continued
	SCG Trust
$150,000	1.833%, 11/15/2026[e,f]	$149,874
	UBS Commercial Mortgage Trust
1,000,000	3.400%, 5/10/2045	1,059,414
	Wells Fargo Commercial Mortgage Trust
500,000	3.617%, 9/15/2057	531,698

	Total	13,068,702

Communications Services (2.2%)
	21st Century Fox America, Inc.
190,000	6.900%, 3/1/2019	216,963
	Altice Financing SA
307,000	6.625%, 2/15/2023[e]	303,562
	Altice US Finance I Corporation
115,000	5.500%, 5/15/2026[e]	116,150
	AMC Networks, Inc.
525,000	5.000%, 4/1/2024	525,656
	America Movil SAB de CV
164,000	5.000%, 10/16/2019	180,791
	American Tower Corporation
20,000	2.800%, 6/1/2020	20,225
230,000	3.300%, 2/15/2021	237,095
70,000	3.450%, 9/15/2021	72,508
	AT&T, Inc.
112,000	5.875%, 10/1/2019	126,774
75,000	1.559%, 6/30/2020[f]	74,601
168,000	3.875%, 8/15/2021	180,152
160,000	3.000%, 6/30/2022	163,201
286,000	6.350%, 3/15/2040	338,974
160,000	5.550%, 8/15/2041	177,350
200,000	5.150%, 3/15/2042	210,054
160,000	4.750%, 5/15/2046	161,219
	British Sky Broadcasting Group plc
180,000	2.625%, 9/16/2019[e]	182,979
	CCO Holdings, LLC
315,000	7.375%, 6/1/2020	326,655
400,000	5.875%, 4/1/2024[e]	419,000
	CCO Safari II, LLC
162,000	6.834%, 10/23/2055[e]	186,194
108,000	3.579%, 7/23/2020[e]	112,111
188,000	4.908%, 7/23/2025[e]	202,673
	CenturyLink, Inc.
340,000	6.450%, 6/15/2021	346,800
70,000	7.500%, 4/1/2024	70,175
	Clear Channel Worldwide Holdings, Inc.
410,000	6.500%, 11/15/2022	412,050
	Columbus International, Inc.
370,000	7.375%, 3/30/2021[e]	393,014
	Comcast Corporation
150,000	2.750%, 3/1/2023	155,029
395,000	4.400%, 8/15/2035	436,193
100,000	4.650%, 7/15/2042	112,849
282,000	4.750%, 3/1/2044	326,433
	Cox Communications, Inc.
84,000	9.375%, 1/15/2019[e]	98,238
175,000	3.850%, 2/1/2025[e]	170,184
	Crown Castle International Corporation
218,000	3.400%, 2/15/2021	225,803
418,000	5.250%, 1/15/2023	463,980
85,000	3.700%, 6/15/2026[c]	86,306
	Crown Castle Towers, LLC
100,000	4.174%, 8/15/2017[e]	101,882
	Digicel, Ltd.
570,000	6.000%, 4/15/2021*	521,550
	Dish DBS Corporation
350,000	5.875%, 7/15/2022	340,375
	FairPoint Communications, Inc.
275,000	8.750%, 8/15/2019[e]	259,875
	Frontier Communications Corporation
480,000	8.875%, 9/15/2020[e]	508,200
	Hughes Satellite Systems Corporation
283,000	6.500%, 6/15/2019	311,654
	Level 3 Communications, Inc.
380,000	5.375%, 1/15/2024[e]	385,700
	Level 3 Financing, Inc.
135,000	5.375%, 5/1/2025	137,362
	McGraw-Hill Global Education Holdings, LLC
350,000	9.750%, 4/1/2021	376,911
	Numericable-SFR SA
515,000	6.000%, 5/15/2022[e]	515,669
	Omnicom Group, Inc.
95,000	3.600%, 4/15/2026	98,909
	Quebecor Media, Inc.
250,000	5.750%, 1/15/2023	258,750
	S&P Global, Inc.
184,000	3.300%, 8/14/2020	190,925
	SES Global Americas Holdings GP
130,000	2.500%, 3/25/2019[e]	129,903
	Sprint Communications, Inc.
300,000	9.000%, 11/15/2018[e]	317,250
	Sprint Corporation
305,000	7.625%, 2/15/2025	229,894
	Telefonica Emisiones SAU
189,000	3.192%, 4/27/2018	194,597
	Time Warner Entertainment Company, LP
270,000	8.375%, 3/15/2023	351,817
	Time Warner, Inc.
356,000	3.600%, 7/15/2025	371,870
155,000	6.250%, 3/29/2041	188,824
	T-Mobile USA, Inc.
310,000	6.125%, 1/15/2022	326,083
	Unitymedia Hessen GmbH & Company KG
190,000	5.500%, 1/15/2023[e]	196,887
	Univision Communications, Inc.
210,000	5.125%, 5/15/2023[e]	211,575
	UPCB Finance V, Ltd.
283,500	7.250%, 11/15/2021[e]	298,384
	Verizon Communications, Inc.
125,000	1.412%, 6/17/2019[f]	125,102
290,000	3.000%, 11/1/2021	300,656
393,000	5.150%, 9/15/2023	451,987
100,000	5.050%, 3/15/2034	109,753
180,000	4.272%, 1/15/2036	181,001

The accompanying Notes to Financial Statements are an integral part of this schedule.

61

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (42.2%)	Value
Communications Services (2.2%) - continued
$325,000	4.522%, 9/15/2048	$329,808

	Total	16,155,094

Consumer Cyclical (1.2%)
	Automatic Data Processing, Inc.
75,000	3.375%, 9/15/2025	80,589
	Cinemark USA, Inc.
190,000	4.875%, 6/1/2023[e]	188,596
315,000	4.875%, 6/1/2023	312,672
	CVS Health Corporation
50,000	2.250%, 8/12/2019	51,227
320,000	4.875%, 7/20/2035	358,705
108,000	6.125%, 9/15/2039	138,657
150,000	5.125%, 7/20/2045	175,297
	Delphi Automotive plc
230,000	3.150%, 11/19/2020	234,282
	eBay, Inc.
90,000	2.500%, 3/9/2018	91,665
	Ford Motor Company
95,000	7.450%, 7/16/2031	126,076
	Ford Motor Credit Company, LLC
165,000	5.000%, 5/15/2018	175,500
260,000	2.551%, 10/5/2018	263,894
200,000	2.943%, 1/8/2019	204,872
	General Motors Company
85,000	6.600%, 4/1/2036	99,461
193,000	6.250%, 10/2/2043	217,505
	General Motors Financial Company, Inc.
315,000	3.250%, 5/15/2018	322,259
138,000	3.700%, 11/24/2020	142,998
92,000	4.200%, 3/1/2021	96,954
250,000	4.300%, 7/13/2025	257,626
85,000	5.250%, 3/1/2026	93,246
	Hilton Worldwide Finance, LLC
500,000	5.625%, 10/15/2021	520,775
	Home Depot, Inc.
108,000	2.625%, 6/1/2022	111,775
115,000	3.000%, 4/1/2026	120,262
	Hyundai Capital America
138,000	2.400%, 10/30/2018[e]	139,116
138,000	3.000%, 10/30/2020[e]	140,786
	Jaguar Land Rover Automotive plc
315,000	5.625%, 2/1/2023[e]	332,325
	KB Home
160,000	4.750%, 5/15/2019	160,800
	L Brands, Inc.
315,000	5.625%, 2/15/2022	347,681
	Lennar Corporation
315,000	4.125%, 12/1/2018	323,269
315,000	4.875%, 12/15/2023	319,725
	McDonald’s Corporation
135,000	2.750%, 12/9/2020	140,132
	MGM Resorts International
380,000	6.000%, 3/15/2023[h]	394,725
	PulteGroup, Inc.
415,000	4.250%, 3/1/2021	422,262
	Rite Aid Corporation
365,000	6.125%, 4/1/2023[e]	388,955
	Six Flags Entertainment Corporation
405,000	5.250%, 1/15/2021[e]	419,175
	Toll Brothers Finance Corporation
100,000	8.910%, 10/15/2017	110,000
67,000	4.000%, 12/31/2018	69,345
	West Corporation
305,000	5.375%, 7/15/2022[e]	276,025
	ZF North America Capital, Inc.
400,000	4.500%, 4/29/2022[e]	409,492

	Total	8,778,706

Consumer Non-Cyclical (2.0%)
	AbbVie, Inc.
185,000	2.500%, 5/14/2020	188,161
230,000	3.600%, 5/14/2025	240,999
	Actavis Funding SCS
138,000	3.800%, 3/15/2025	141,680
280,000	4.550%, 3/15/2035	280,098
414,000	4.850%, 6/15/2044	424,557
	Altria Group, Inc.
400,000	2.850%, 8/9/2022	414,992
	Amgen, Inc.
65,000	2.125%, 5/1/2020	65,444
92,000	2.700%, 5/1/2022	94,136
75,000	3.125%, 5/1/2025	76,980
	Anheuser-Busch Inbev Finance, Inc.
100,000	1.879%, 2/1/2021[f]	102,207
322,000	3.650%, 2/1/2026	339,419
460,000	4.700%, 2/1/2036	503,071
230,000	4.900%, 2/1/2046	260,833
	B&G Foods, Inc.
230,000	4.625%, 6/1/2021	233,738
	BAT International Finance plc
100,000	1.144%, 6/15/2018[e,f]	99,766
	Becton, Dickinson and Company
246,000	6.375%, 8/1/2019	278,925
	Biogen, Inc.
165,000	3.625%, 9/15/2022	176,059
	Boston Scientific Corporation
90,000	6.000%, 1/15/2020	101,851
210,000	4.125%, 10/1/2023	224,788
75,000	3.850%, 5/15/2025	78,435
	Bunge Limited Finance Corporation
162,000	8.500%, 6/15/2019	188,308
91,000	3.500%, 11/24/2020	93,536
	Cardinal Health, Inc.
55,000	1.950%, 6/15/2018	55,576
81,000	4.900%, 9/15/2045	90,056
	Celgene Corporation
230,000	2.875%, 8/15/2020	238,206
50,000	3.550%, 8/15/2022	52,335
230,000	5.000%, 8/15/2045	252,586
	Centene Escrow Corporation
400,000	5.625%, 2/15/2021[e]	421,000
	CHS/Community Health Systems, Inc.
400,000	7.125%, 7/15/2020[h]	386,112
	Church & Dwight Company, Inc.
65,000	2.450%, 12/15/2019	65,651
	Cigna Corporation
155,000	5.375%, 2/15/2042	171,955
	ConAgra Foods, Inc.
69,000	7.125%, 10/1/2026	86,679

The accompanying Notes to Financial Statements are an integral part of this schedule.

62

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (42.2%)	Value
Consumer Non-Cyclical (2.0%) - continued
	EMD Finance, LLC
$105,000	0.992%, 3/17/2017[e,f]	$104,928
232,000	2.950%, 3/19/2022[e]	236,907
	Energizer Holdings, Inc.
171,000	5.500%, 6/15/2025[e]	171,019
	Envision Healthcare Corporation
120,000	5.125%, 7/1/2022[e]	122,100
	Express Scripts Holding Company
92,000	3.900%, 2/15/2022	96,779
215,000	4.500%, 2/25/2026	230,381
	Fresenius Medical Care US Finance II, Inc.
315,000	5.875%, 1/31/2022[e]	346,500
	Gilead Sciences, Inc.
55,000	2.550%, 9/1/2020	57,127
	Grifols Worldwide Operations, Ltd.
400,000	5.250%, 4/1/2022	412,000
	H. J. Heinz Company
200,000	3.500%, 7/15/2022[e]	211,060
	HCA, Inc.
310,000	3.750%, 3/15/2019	318,525
185,000	5.250%, 6/15/2026	192,169
	Imperial Tobacco Finance plc
250,000	2.950%, 7/21/2020[e]	257,663
	JBS USA, LLC
310,000	5.750%, 6/15/2025[e]	285,200
	Kraft Foods Group, Inc.
184,000	5.000%, 6/4/2042	205,134
	Laboratory Corporation of America Holdings
75,000	2.625%, 2/1/2020	75,760
	LifePoint Health, Inc.
325,000	5.500%, 12/1/2021	338,000
	McKesson Corporation
184,000	3.796%, 3/15/2024	196,578
125,000	4.883%, 3/15/2044	139,703
	Mead Johnson Nutrition Company
92,000	3.000%, 11/15/2020	95,228
	Medco Health Solutions, Inc.
76,000	7.125%, 3/15/2018	83,502
	Medtronic plc
470,000	4.375%, 3/15/2035	523,414
	Merck & Company, Inc.
80,000	0.996%, 2/10/2020[f]	79,929
50,000	3.700%, 2/10/2045	51,129
	Mondelez International, Inc.
87,000	1.136%, 2/1/2019[f]	86,152
	Mylan NV
180,000	3.000%, 12/15/2018[e]	183,105
75,000	3.750%, 12/15/2020[e]	77,593
	PepsiCo, Inc.
180,000	2.850%, 2/24/2026	185,385
	Perrigo Finance Unlimited Company
280,000	3.500%, 3/15/2021	286,532
	Reynolds American, Inc.
130,000	2.300%, 8/21/2017	131,628
299,000	5.700%, 8/15/2035	356,907
	Roche Holdings, Inc.
138,000	4.000%, 11/28/2044[e]	150,190
	SABMiller Holdings, Inc.
108,000	3.750%, 1/15/2022[e]	115,385
	Safeway, Inc.
10,000	3.400%, 12/1/2016	9,975
	Spectrum Brands Escrow Corporation
140,000	6.375%, 11/15/2020	147,738
	Spectrum Brands, Inc.
185,000	5.750%, 7/15/2025	196,220
	Tenet Healthcare Corporation
500,000	8.125%, 4/1/2022	518,750
	Thermo Fisher Scientific, Inc.
69,000	3.000%, 4/15/2023	69,932
	TreeHouse Foods, Inc.
210,000	4.875%, 3/15/2022	217,088
	UnitedHealth Group, Inc.
280,000	4.625%, 7/15/2035	316,054
	VRX Escrow Corporation
595,000	6.125%, 4/15/2025[e]	497,051

	Total	14,804,559

Energy (1.1%)
	Anadarko Petroleum Corporation
140,000	4.850%, 3/15/2021	146,031
	Antero Resources Corporation
305,000	5.125%, 12/1/2022	292,800
	Boardwalk Pipelines, Ltd.
172,000	5.875%, 11/15/2016	172,329
	BP Capital Markets plc
104,000	3.062%, 3/17/2022	107,269
275,000	3.535%, 11/4/2024	286,805
50,000	3.119%, 5/4/2026[c]	50,472
	Buckeye Partners, LP
168,000	2.650%, 11/15/2018	168,503
	Canadian Natural Resources, Ltd.
175,000	3.450%, 11/15/2021	169,903
	CNOOC Nexen Finance
168,000	1.625%, 4/30/2017	167,733
	CNPC General Capital, Ltd.
104,000	2.750%, 4/19/2017[e]	105,092
	Columbia Pipeline Group, Inc.
210,000	2.450%, 6/1/2018[e]	209,743
	Concho Resources, Inc.
185,000	6.500%, 1/15/2022	192,400
314,086	5.500%, 10/1/2022	316,834
	ConocoPhillips Company
115,000	4.200%, 3/15/2021	122,904
138,000	5.950%, 3/15/2046	167,127
	Crestwood Midstream Partners, LP
170,000	6.125%, 3/1/2022	155,125
	Devon Energy Corporation
135,000	3.250%, 5/15/2022	122,239
92,000	5.850%, 12/15/2025	96,615
	Enbridge Energy Partners, LP
230,000	4.375%, 10/15/2020	232,419
	Enbridge, Inc.
80,000	1.083%, 6/2/2017[f,h]	77,630
	Energy Transfer Partners, LP
360,000	4.650%, 6/1/2021	357,830
155,000	4.900%, 3/15/2035	133,249
	Enterprise Products Operating, LLC
225,000	5.250%, 1/31/2020	246,676

The accompanying Notes to Financial Statements are an integral part of this schedule.

63

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (42.2%)	Value
Energy (1.1%) - continued
$132,000	5.100%, 2/15/2045	$138,833
	EQT Corporation
99,000	5.150%, 3/1/2018	100,314
118,000	8.125%, 6/1/2019	129,419
	Exxon Mobil Corporation
80,000	4.114%, 3/1/2046	85,229
	Kinder Morgan, Inc.
95,000	5.550%, 6/1/2045	88,510
	Magellan Midstream Partners, LP
130,000	5.000%, 3/1/2026	143,499
55,000	4.200%, 3/15/2045	49,448
	Marathon Oil Corporation
270,000	2.700%, 6/1/2020	251,563
	Marathon Petroleum Corporation
70,000	3.400%, 12/15/2020	70,491
75,000	4.750%, 9/15/2044	62,687
	MEG Energy Corporation
315,000	6.500%, 3/15/2021[e]	247,275
	Newfield Exploration Company
250,000	5.625%, 7/1/2024	254,375
	Noble Energy, Inc.
145,000	5.625%, 5/1/2021	149,005
	Petrobras International Finance Company
230,000	5.750%, 1/20/2020	211,025
	Petroleos Mexicanos
132,000	5.500%, 2/4/2019[e]	138,006
85,500	2.378%, 4/15/2025	87,280
	Pioneer Natural Resources Company
51,000	3.450%, 1/15/2021	51,754
90,000	4.450%, 1/15/2026	95,150
	Regency Energy Partners, LP
310,000	5.000%, 10/1/2022	304,092
	Rice Energy, Inc.
285,000	6.250%, 5/1/2022	282,150
	Sabine Pass Liquefaction, LLC
310,000	5.625%, 3/1/2025	302,250
	Schlumberger Holdings Corporation
70,000	3.000%, 12/21/2020[e]	71,986
	Shell International Finance BV
75,000	1.071%, 5/11/2020[f]	72,765
	Suncor Energy, Inc.
155,000	3.600%, 12/1/2024	157,345
	Sunoco Logistics Partners Operations, LP
315,000	4.400%, 4/1/2021	323,773
	Targa Resources Partners, LP
220,000	6.625%, 10/1/2020[e]	224,536

	Total	8,190,488

Financials (3.7%)
	Abbey National Treasury Services plc
112,000	3.050%, 8/23/2018	115,484
	ABN AMRO Bank NV
200,000	4.750%, 7/28/2025[e]	204,414
	ACE INA Holdings, Inc.
184,000	2.300%, 11/3/2020	188,283
138,000	4.350%, 11/3/2045	152,147
	AerCap Ireland Capital, Ltd.
380,000	5.000%, 10/1/2021	400,900
	Air Lease Corporation
125,000	2.125%, 1/15/2018	123,438
40,000	2.625%, 9/4/2018	39,732
	Ally Financial, Inc.
210,000	3.750%, 11/18/2019	209,475
200,000	4.125%, 3/30/2020	203,750
	American Express Credit Corporation
125,000	1.189%, 3/18/2019[f]	123,577
	American International Group, Inc.
65,000	3.300%, 3/1/2021	67,011
138,000	4.125%, 2/15/2024	144,484
60,000	3.900%, 4/1/2026	61,133
	Aon plc
69,000	3.875%, 12/15/2025	70,965
	Argos Merger Sub, Inc.
475,000	7.125%, 3/15/2023[e]	485,688
	Avalonbay Communities, Inc.
200,000	3.500%, 11/15/2025	208,741
	Aviation Capital Group Corporation
112,000	3.875%, 9/27/2016[e]	112,706
	Banco Santander Chile
150,000	1.529%, 4/11/2017[e,f]	149,625
	Bank of America Corporation
165,000	1.694%, 3/22/2018[f]	165,838
105,000	1.495%, 4/1/2019[f]	104,540
160,000	2.625%, 10/19/2020	161,446
205,000	3.300%, 1/11/2023	208,338
86,000	4.000%, 4/1/2024	90,342
150,000	4.000%, 1/22/2025	150,226
138,000	3.500%, 4/19/2026	139,479
112,000	5.875%, 2/7/2042	138,637
184,000	8.000%, 12/29/2049[i]	179,400
	Bank of New York Mellon Corporation
230,000	2.500%, 4/15/2021	235,698
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
65,000	2.850%, 9/8/2021[e]	66,358
	Barclays Bank plc
46,000	10.179%, 6/12/2021[e]	58,531
	Barclays plc
150,000	2.750%, 11/8/2019	150,057
236,000	3.650%, 3/16/2025	226,492
	BB&T Corporation
65,000	1.343%, 1/15/2020[f]	64,147
	BBVA Banco Continental SA
180,000	2.250%, 7/29/2016[e]	180,079
	Berkshire Hathaway, Inc.
115,000	2.750%, 3/15/2023	118,614
	BPCE SA
156,000	5.700%, 10/22/2023[e]	165,886
	Caisse Centrale Desjardins du Quebec
95,000	1.303%, 1/29/2018[e,f]	94,719
	Capital One Financial Corporation
194,000	6.150%, 9/1/2016	197,123
115,000	2.450%, 4/24/2019	116,321
	CIT Group, Inc.
375,000	5.000%, 8/15/2022	392,812
	Citigroup, Inc.
90,000	1.401%, 4/8/2019[f]	89,227
150,000	2.650%, 10/26/2020	151,830
185,000	2.700%, 3/30/2021	187,322

The accompanying Notes to Financial Statements are an integral part of this schedule.

64

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (42.2%)	Value
Financials (3.7%) - continued
$139,000	4.050%, 7/30/2022	$145,504
395,000	4.400%, 6/10/2025	407,685
395,000	4.650%, 7/30/2045	422,420
	Citizens Bank NA
250,000	2.300%, 12/3/2018	251,543
	CoBank ACB
80,000	1.234%, 6/15/2022*,f	74,881
	Compass Bank
150,000	2.750%, 9/29/2019	150,470
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
133,000	3.950%, 11/9/2022	136,850
	Credit Agricole SA
105,000	1.428%, 4/15/2019[e,f]	104,279
	Credit Suisse AG
92,000	5.400%, 1/14/2020	99,853
	Credit Suisse Group Funding, Ltd.
276,000	2.750%, 3/26/2020	274,005
184,000	3.750%, 3/26/2025	179,632
130,000	4.550%, 4/17/2026[e]	132,726
	CyrusOne, LP
315,000	6.375%, 11/15/2022	332,520
	Digital Realty Trust LP
230,000	3.400%, 10/1/2020	236,447
	Discover Bank
135,000	8.700%, 11/18/2019	157,078
	Discover Financial Services
108,000	6.450%, 6/12/2017	113,186
	Duke Realty, LP
50,000	3.875%, 2/15/2021	52,284
150,000	4.375%, 6/15/2022	159,670
	ERP Operating, LP
54,000	3.375%, 6/1/2025	56,117
	European Investment Bank
160,000	1.875%, 3/15/2019	163,305
	Fifth Third Bancorp
147,000	5.450%, 1/15/2017	150,646
112,000	2.875%, 7/27/2020	113,613
65,000	2.875%, 10/1/2021	66,034
	GE Capital International Funding Company
400,000	4.418%, 11/15/2035[e]	439,233
	Genworth Financial, Inc.
126,000	7.700%, 6/15/2020	112,612
	Goldman Sachs Group, Inc.
270,000	1.838%, 4/30/2018[f]	271,395
90,000	1.718%, 11/15/2018[f]	90,225
368,000	5.375%, 3/15/2020	409,016
95,000	1.798%, 4/23/2020[f]	95,002
349,000	5.250%, 7/27/2021	394,562
92,000	3.500%, 1/23/2025	93,037
225,000	4.800%, 7/8/2044	241,663
108,000	5.150%, 5/22/2045	111,050
160,000	4.750%, 10/21/2045	170,268
	Hartford Financial Services Group, Inc.
209,000	5.125%, 4/15/2022	235,299
	HBOS plc
271,000	6.750%, 5/21/2018[e]	293,387
	HCP, Inc.
290,000	4.000%, 12/1/2022	296,943
100,000	3.400%, 2/1/2025	94,391
	HSBC Bank plc
220,000	1.258%, 5/15/2018[e,f]	218,839
	HSBC Holdings plc
200,000	3.400%, 3/8/2021	207,158
164,000	6.375%, 12/29/2049[h,i]	158,408
	Huntington Bancshares, Inc.
56,000	2.600%, 8/2/2018	56,768
	Huntington National Bank
250,000	2.200%, 11/6/2018	251,874
	Hutchison Whampoa International 14, Ltd.
162,000	3.625%, 10/31/2024[e]	168,306
	Icahn Enterprises, LP
250,000	6.000%, 8/1/2020	249,400
	ING Capital Funding Trust III
140,000	4.231%, 12/29/2049[f,i]	136,325
	International Lease Finance Corporation
243,000	2.584%, 6/15/2016[f]	243,285
	Intesa Sanpaolo SPA
200,000	5.250%, 1/12/2024	218,128
	J.P. Morgan Chase & Company
171,000	6.300%, 4/23/2019	192,686
75,000	2.250%, 1/23/2020	75,549
230,000	4.500%, 1/24/2022	254,003
134,000	3.200%, 1/25/2023	137,679
200,000	3.625%, 5/13/2024	209,314
395,000	3.125%, 1/23/2025	396,075
150,000	3.300%, 4/1/2026	151,893
244,000	7.900%, 4/29/2049[i]	245,372
	KeyCorp
220,000	2.900%, 9/15/2020	224,994
	Liberty Mutual Group, Inc.
180,000	4.950%, 5/1/2022[e]	195,729
	Liberty Property, LP
216,000	3.750%, 4/1/2025	217,926
	Lloyds Bank plc
105,000	1.160%, 3/16/2018[f]	104,296
	Merrill Lynch & Company, Inc.
350,000	6.050%, 5/16/2016	350,620
275,000	6.400%, 8/28/2017	291,790
	MetLife, Inc.
210,000	4.050%, 3/1/2045	201,158
	Mizuho Bank, Ltd.
200,000	1.850%, 3/21/2018[e]	200,386
	Morgan Stanley
300,000	6.625%, 4/1/2018	327,263
180,000	1.918%, 4/25/2018[f]	182,147
95,000	1.774%, 1/27/2020[f]	95,060
115,000	2.500%, 4/21/2021	115,217
135,000	4.875%, 11/1/2022	146,881
70,000	4.000%, 7/23/2025	73,647
275,000	4.350%, 9/8/2026	284,163
125,000	4.300%, 1/27/2045	126,944
230,000	5.550%, 12/29/2049[i]	227,700
	MPT Operating Partnership, LP
325,000	6.375%, 3/1/2024	346,125
210,000	5.500%, 5/1/2024	212,100
	National City Corporation
168,000	6.875%, 5/15/2019	190,002
	Prudential Financial, Inc.
65,000	2.350%, 8/15/2019	65,696

The accompanying Notes to Financial Statements are an integral part of this schedule.

65

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (42.2%)	Value
Financials (3.7%) - continued
	Quicken Loans, Inc.
$405,000	5.750%, 5/1/2025[e]	$380,700
	Realty Income Corporation
62,000	2.000%, 1/31/2018	62,348
	Regions Bank
250,000	7.500%, 5/15/2018	274,734
	Regions Financial Corporation
125,000	2.250%, 9/14/2018	125,564
138,000	3.200%, 2/8/2021	139,171
	Reinsurance Group of America, Inc.
75,000	5.625%, 3/15/2017	77,585
139,000	5.000%, 6/1/2021	151,093
	Reliance Standard Life Global Funding II
85,000	2.500%, 4/24/2019[e]	85,653
	Royal Bank of Scotland Group plc
105,000	1.569%, 3/31/2017[f]	104,927
270,000	7.500%, 12/29/2049[i]	251,775
	Santander Holdings USA, Inc.
125,000	3.450%, 8/27/2018	128,175
	Santander UK Group Holdings plc
160,000	2.875%, 10/16/2020	159,238
200,000	4.750%, 9/15/2025[e]	195,336
	Simon Property Group, LP
100,000	10.350%, 4/1/2019	122,839
70,000	2.500%, 9/1/2020	71,689
225,000	2.750%, 2/1/2023	229,175
	Skandinaviska Enskilda Banken AB
130,000	2.375%, 3/25/2019[e]	131,489
	State Street Corporation
104,000	1.518%, 8/18/2020[f]	104,317
	Sumitomo Mitsui Banking Corporation
110,000	1.213%, 1/16/2018[f]	109,537
	Svenska Handelsbanken AB
150,000	1.132%, 6/17/2019[f]	147,900
	Synchrony Financial
60,000	1.849%, 2/3/2020[f]	58,036
70,000	3.750%, 8/15/2021	72,048
260,000	4.250%, 8/15/2024	267,019
	Toronto-Dominion Bank
70,000	1.562%, 12/14/2020[f]	70,109
	UBS Group Funding Jersey, Ltd.
230,000	2.950%, 9/24/2020[e]	232,060
138,000	4.125%, 9/24/2025[e]	141,587
	UnitedHealth Group, Inc.
45,000	3.350%, 7/15/2022	47,734
	USB Realty Corporation
65,000	1.775%, 12/29/2049[e,f,i]	52,935
	Voya Financial, Inc.
194,000	2.900%, 2/15/2018	197,316
	Wells Fargo & Company
95,000	1.318%, 1/30/2020[f]	94,243
180,000	2.550%, 12/7/2020	183,756
438,000	3.450%, 2/13/2023	448,658
205,000	3.000%, 2/19/2025	205,648
182,000	4.900%, 11/17/2045	196,790
	Welltower, Inc.
61,000	2.250%, 3/15/2018	61,546
108,000	3.750%, 3/15/2023	109,205
90,000	4.000%, 6/1/2025	92,291

	Total	27,558,978

Foreign Government (<0.1%)
	Eksportfinans ASA
120,000	5.500%, 5/25/2016	120,258
	Export-Import Bank of Korea
90,000	2.250%, 1/21/2020	90,725
	Kommunalbanken AS
150,000	1.500%, 10/22/2019[e]	150,694

	Total	361,677

Mortgage-Backed Securities (12.3%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
5,120,000	3.000%, 5/1/2031[c]	5,354,399
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
6,245,000	4.000%, 5/1/2046[c]	6,668,489
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
4,740,000	2.500%, 5/1/2031[c]	4,871,183
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
1,811,221	1.734%, 7/1/2043[f]	1,843,246
37,400,000	3.500%, 5/1/2046[c]	39,194,037
19,450,000	4.000%, 5/1/2046[c]	20,777,688
12,100,000	4.500%, 5/1/2046[c]	13,174,347

	Total	91,883,389

Technology (0.8%)
	Amphenol Corporation
66,000	2.550%, 1/30/2019	66,743
	Apple, Inc.
75,000	0.917%, 5/6/2020[f]	74,213
322,000	3.200%, 5/13/2025	337,784
138,000	4.650%, 2/23/2046	151,547
	Baidu, Inc.
200,000	2.750%, 6/9/2019	202,659
	Cisco Systems, Inc.
100,000	1.135%, 3/1/2019[f]	100,225
	CommScope Technologies Finance, LLC
215,000	6.000%, 6/15/2025[e]	220,375
	Denali Borrower, LLC
310,000	5.625%, 10/15/2020[e]	326,275
	Equinix, Inc.
210,000	5.750%, 1/1/2025	219,719
	Fidelity National Information Services, Inc.
195,000	2.850%, 10/15/2018	198,987
138,000	3.625%, 10/15/2020	144,382
	First Data Corporation
210,000	5.375%, 8/15/2023[e]	217,088
	Freescale Semiconductor, Inc.
310,000	6.000%, 1/15/2022[e]	328,600

The accompanying Notes to Financial Statements are an integral part of this schedule.

66

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (42.2%)	Value
Technology (0.8%) - continued
	Hewlett Packard Enterprise Company
$230,000	2.450%, 10/5/2017[e]	$232,573
115,000	2.850%, 10/5/2018[e]	117,393
115,000	4.400%, 10/15/2022[e]	121,520
	IMS Health, Inc.
413,000	6.000%, 11/1/2020[e]	423,325
	Intel Corporation
40,000	3.100%, 7/29/2022	42,454
140,000	3.700%, 7/29/2025	153,959
	Iron Mountain, Inc.
125,000	6.000%, 8/15/2023	132,812
	Microsoft Corporation
280,000	4.750%, 11/3/2055	319,237
280,000	4.200%, 11/3/2035	305,201
	Oracle Corporation
65,000	2.500%, 5/15/2022	66,394
270,000	2.950%, 5/15/2025	277,984
	Plantronics, Inc.
310,000	5.500%, 5/31/2023[e]	310,775
	Qualcomm, Inc.
138,000	3.000%, 5/20/2022	143,704
	Seagate HDD Cayman
216,000	4.875%, 6/1/2027[e]	151,853
	Sensata Technologies UK Financing Company plc
240,000	6.250%, 2/15/2026[e]	256,200

	Total	5,643,981

Transportation (0.3%)
	Air Canada Pass Through Trust
63,054	3.875%, 3/15/2023[e]	60,847
	American Airlines Pass Through Trust
254,743	3.375%, 5/1/2027	257,609
	Avis Budget Car Rental, LLC
270,000	5.125%, 6/1/2022[e]	256,331
190,000	6.375%, 4/1/2024[e]	188,575
	Burlington Northern Santa Fe, LLC
205,000	5.050%, 3/1/2041	239,880
	Canadian Pacific Railway Company
125,000	4.800%, 8/1/2045	136,205
	Continental Airlines, Inc.
123,590	4.150%, 4/11/2024	128,533
	CSX Corporation
98,000	3.700%, 11/1/2023	104,754
	Delta Air Lines, Inc.
64,057	4.950%, 5/23/2019	67,536
	ERAC USA Finance, LLC
66,000	2.800%, 11/1/2018[e]	67,216
150,000	4.500%, 2/15/2045[e]	151,470
	FedEx Corporation
260,000	3.900%, 2/1/2035	254,340
	J.B. Hunt Transport Services, Inc.
60,000	3.300%, 8/15/2022	61,396
	Southwest Airlines Company
162,000	2.750%, 11/6/2019	166,509
	Virgin Australia Holdings, Ltd.
46,930	5.000%, 10/23/2023[e]	48,221
	XPO Logistics, Inc.
300,000	6.500%, 6/15/2022[e,h]	292,140

	Total	2,481,562

U.S. Government and Agencies (11.0%)
	U.S. Treasury Bonds
550,000	4.375%, 5/15/2040	735,131
11,400,000	3.625%, 2/15/2044	13,712,513
1,750,000	2.500%, 2/15/2046	1,691,006
	U.S. Treasury Bonds, TIPS
5,787,472	0.625%, 1/15/2026	6,077,824
	U.S. Treasury Notes
2,150,000	0.875%, 11/15/2017	2,155,291
5,500,000	0.875%, 3/31/2018	5,510,741
800,000	0.750%, 2/15/2019	796,844
2,000,000	1.000%, 3/15/2019	2,005,078
6,520,000	1.500%, 10/31/2019	6,621,875
9,370,000	1.875%, 6/30/2020	9,636,089
7,000,000	1.375%, 9/30/2020	7,043,477
16,000,000	2.125%, 6/30/2022	16,582,496
2,755,000	1.625%, 8/15/2022	2,774,585
2,550,000	2.250%, 11/15/2024	2,651,702
	U.S. Treasury Notes, TIPS
3,595,165	0.125%, 1/15/2023	3,633,364

	Total	81,628,016

Utilities (1.1%)
	AES Corporation
315,000	7.375%, 7/1/2021	361,462
	American Electric Power Company, Inc.
216,000	2.950%, 12/15/2022	221,753
	Arizona Public Service Company
80,000	2.200%, 1/15/2020	81,052
	Berkshire Hathaway Energy Company
75,000	2.400%, 2/1/2020	76,688
	Calpine Corporation
310,000	5.375%, 1/15/2023	312,712
	Chesapeake Midstream Partners, LP
230,000	6.125%, 7/15/2022	228,783
	Commonwealth Edison Company
205,000	3.700%, 3/1/2045	205,448
115,000	4.350%, 11/15/2045	125,452
	Consolidated Edison Company of New York, Inc.
69,000	4.500%, 12/1/2045	76,724
	DTE Electric Company
115,000	3.700%, 3/15/2045	116,861
	DTE Energy Company
30,000	2.400%, 12/1/2019	30,456
	Duke Energy Corporation
168,000	2.100%, 6/24/2022	169,397
	Dynegy Finance I, Inc.
235,000	7.375%, 11/1/2022	232,128
	Dynegy, Inc.
200,000	6.750%, 11/1/2019	201,700
	Edison International
180,000	2.950%, 3/15/2023	180,880
	EDP Finance BV
140,000	4.125%, 1/15/2020[e]	143,014

The accompanying Notes to Financial Statements are an integral part of this schedule.

67

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (42.2%)	Value
Utilities (1.1%) - continued
	Enel Finance International NV
$84,000	6.250%, 12/11/2021[e]	$89,214
	Energy Transfer Equity, LP
310,000	5.500%, 6/1/2027	266,064
	Eversource Energy
70,000	1.600%, 1/15/2018	70,091
	Exelon Corporation
100,000	5.100%, 6/15/2045[e]	113,303
138,000	4.450%, 4/15/2046	142,465
	Exelon Generation Company, LLC
189,000	5.200%, 10/1/2019	207,388
60,000	2.950%, 1/15/2020	60,906
	ITC Holdings Corporation
66,000	4.050%, 7/1/2023	68,173
133,000	5.300%, 7/1/2043	139,582
	Kinder Morgan Energy Partners, LP
135,000	3.500%, 3/1/2021	132,279
	MidAmerican Energy Holdings Company
195,000	6.500%, 9/15/2037	263,372
	Monongahela Power Company
150,000	5.400%, 12/15/2043[e]	182,022
	MPLX LP
500,000	4.875%, 12/1/2024[e]	487,336
	National Rural Utilities Cooperative Finance Corporation
175,000	2.300%, 11/1/2020	178,864
	NextEra Energy Capital Holdings, Inc.
115,000	2.300%, 4/1/2019	116,390
	NiSource Finance Corporation
255,000	5.650%, 2/1/2045	305,967
	Northern States Power Company
225,000	4.125%, 5/15/2044	244,672
	NRG Energy, Inc.
315,000	6.625%, 3/15/2023	309,487
	Oncor Electric Delivery Company, LLC
156,000	3.750%, 4/1/2045	148,409
	Pacific Gas & Electric Company
191,000	5.625%, 11/30/2017	203,590
138,000	4.250%, 3/15/2046	151,477
	PG&E Corporation
75,000	2.400%, 3/1/2019	76,356
	PPL Capital Funding, Inc.
78,000	3.500%, 12/1/2022	81,772
225,000	5.000%, 3/15/2044	249,173
	Sempra Energy
250,000	6.150%, 6/15/2018	272,187
75,000	2.400%, 3/15/2020	75,570
	Southern California Edison Company
45,000	2.400%, 2/1/2022	45,512
	Southwestern Electric Power Company
105,000	3.900%, 4/1/2045	98,015
	TransAlta Corporation
182,000	1.900%, 6/3/2017	179,008
	Williams Companies, Inc.
104,000	7.875%, 9/1/2021	107,120
	Williams Partners, LP
185,000	5.100%, 9/15/2045	150,944

	Total	7,981,218

	Total Long-Term Fixed Income (cost $307,533,857)	313,502,034

Shares	Registered Investment Companies (33.3%)	Value
Affiliated Equity Holdings (15.7%)
2,428,665	Thrivent Large Cap Growth Fund	20,935,096
41,223	Thrivent Large Cap Stock Fund	1,003,362
2,491,385	Thrivent Large Cap Value Fund	46,763,302
539,082	Thrivent Mid Cap Stock Fund	11,687,308
3,412,488	Thrivent Partner Worldwide Allocation Fund	32,179,764
202,436	Thrivent Small Cap Stock Fund	3,890,814

	Total	116,459,646

Affiliated Fixed Income Holdings (16.0%)
4,133,081	Thrivent High Yield Fund	19,218,828
6,964,704	Thrivent Income Fund	63,378,810
2,952,881	Thrivent Limited Maturity Bond Fund	36,615,727

	Total	119,213,365

Equity Funds/ETFs (0.6%)
1,208	iShares Russell 2000 Growth Index Fund	161,956
3,198	iShares Russell 2000 Index Fund	359,327
1,170	iShares Russell 2000 Value Index Fund	111,361
620	Market Vectors Oil Service ETF	18,625
2,330	Materials Select Sector SPDR Fund	109,743
16,465	SPDR S&P 500 ETF Trust	3,396,729
1,471	SPDR S&P Biotech ETF	79,390
600	SPDR S&P MidCap 400 ETF Trust	159,510

	Total	4,396,641

Fixed Income Funds/ETFs (1.0%)
16,000	iShares Barclays 1-3 Year Credit Bond Fund	1,689,920
45,005	iShares iBoxx $ Investment Grade Corporate Bond ETF	5,415,452

	Total	7,105,372

	Total Registered Investment Companies (cost $208,517,185)	247,175,024

Shares	Common Stock (17.2%)	Value
Consumer Discretionary (2.3%)
3,850	Aaron’s, Inc.	100,909
2,305	Amazon.com, Inc.[k]	1,520,355
1,104	American Public Education, Inc.[k]	25,569
1,840	Ascena Retail Group, Inc.[k]	16,210
835	AutoZone, Inc.[k]	638,967
3,760	Bed Bath & Beyond, Inc.[k]	177,547
690	Best Buy Company, Inc.	22,135
750	Big 5 Sporting Goods Corporation	9,068
2,130	Big Lots, Inc.	97,682
240	BJ’s Restaurants, Inc.[k]	10,704
2,220	Bloomin’ Brands, Inc.	41,514
1,120	BorgWarner, Inc.	40,230

The accompanying Notes to Financial Statements are an integral part of this schedule.

68

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Shares	Common Stock (17.2%)	Value
Consumer Discretionary (2.3%) - continued
1,260	Boyd Gaming Corporation[k]	$23,486
1,499	Brunswick Corporation	71,997
130	Buffalo Wild Wings, Inc.[k]	17,376
1,032	Burlington Stores, Inc.[k]	58,793
3,300	Caleres, Inc.	83,193
3,110	Callaway Golf Company	29,047
1,445	Cedar Fair, LP	83,911
1,150	Cheesecake Factory, Inc.	58,662
2,890	Children’s Place, Inc.	225,160
650	Chuy’s Holdings, Inc.[k]	19,851
10,170	Cinemark Holdings, Inc.	352,391
700	ClubCorp Holdings, Inc.	9,345
25,170	Comcast Corporation	1,529,329
2,747	Core-Mark Holding Company, Inc.	224,320
1,725	CSS Industries, Inc.	48,231
2,208	Culp, Inc.	57,938
5,530	Dana Holding Corporation	71,503
5,468	Delphi Automotive plc	402,609
950	DeVry Education Group, Inc.	16,482
16,416	Discovery Communications, Inc.[k]	448,321
1,850	DISH Network Corporation[k]	91,187
2,650	Dollar General Corporation	217,062
3,500	Dollar Tree, Inc.[k]	278,985
950	Domino’s Pizza, Inc.	114,836
2,310	DSW, Inc.	56,757
3,024	Ethan Allen Interiors, Inc.	102,937
1,057	Expedia, Inc.	122,369
2,440	Finish Line, Inc.	48,190
4,960	Ford Motor Company	67,258
1,214	Fossil, Inc.[k]	49,167
1,520	General Motors Company	48,336
4,380	Gentex Corporation	70,255
2,761	G-III Apparel Group, Ltd.[k]	124,935
11,309	Harley-Davidson, Inc.	540,909
1,950	Harman International Industries, Inc.	149,682
2,351	Haverty Furniture Companies, Inc.	43,893
5,920	Home Depot, Inc.	792,629
3,430	Houghton Mifflin Harcourt Company[k]	70,349
2,260	Interpublic Group of Companies, Inc.	51,844
2,490	Jack in the Box, Inc.	168,199
1,117	Kate Spade & Company[k]	28,740
3,410	Krispy Kreme Doughnuts, Inc.[k]	59,368
1,020	L Brands, Inc.	79,856
5,198	Las Vegas Sands Corporation	234,690
2,630	La-Z-Boy, Inc.	68,038
1,570	Lear Corporation	180,754
4,400	Liberty Interactive Corporation[k]	115,280
262	Lithia Motors, Inc.	21,751
7,450	LKQ Corporation[k]	238,773
9,420	Lowe’s Companies, Inc.	716,108
2,180	Macy’s, Inc.	86,306
2,928	MDC Partners, Inc.	59,263
1,363	New Media Investment Group, Inc.	21,876
5,970	Newell Brands, Inc.	271,874
2,070	News Corporation	25,709
9,060	NIKE, Inc.	533,996
1,714	Nord Anglia Education, Inc.[k]	36,388
7,590	Nutrisystem, Inc.	167,132
870	O’Reilly Automotive, Inc.[k]	228,532
1,941	Oxford Industries, Inc.	128,921
1,930	Papa John’s International, Inc.	109,219
2,883	Papa Murphy’s Holdings, Inc.[k]	36,210
951	Penn National Gaming, Inc.[k]	15,340
5,350	PulteGroup, Inc.	98,386
3,140	PVH Corporation	300,184
630	Ralph Lauren Corporation	58,722
1,590	Rent-A-Center, Inc.	23,373
291	Restoration Hardware Holdings, Inc.[k]	12,592
1,010	Retailmenot, Inc.[k]	8,514
5,900	Ross Stores, Inc.	335,002
1,750	Ruth’s Hospitality Group, Inc.	27,790
5,180	Sally Beauty Holdings, Inc.[k]	162,652
1,000	Scripps Networks Interactive, Inc.	62,350
1,900	Select Comfort Corporation[k]	46,892
3,610	Service Corporation International	96,279
840	Signet Jewelers, Ltd.	91,190
605	Skechers USA, Inc.[k]	19,995
170	Snap-On, Inc.	27,078
1,607	Sportsman’s Warehouse Holdings, Inc.[k]	18,288
10,220	Staples, Inc.	104,244
11,100	Starbucks Corporation	624,153
2,958	Stein Mart, Inc.	21,416
660	Tailored Brands, Inc.	11,497
1,010	Tempur-Pedic International, Inc.[k]	61,277
566	Tenneco, Inc.[k]	30,168
3,000	Time, Inc.	44,100
9,990	Toll Brothers, Inc.[k]	272,727
680	Tower International, Inc.	15,606
7,098	Tuesday Morning Corporation[k]	61,611
1,260	Twenty-First Century Fox, Inc., Class B	37,951
1,130	Twenty-First Century Fox, Inc., Class A	34,194
370	Ulta Salon Cosmetics & Fragrance, Inc.[k]	77,064
860	Under Armour, Inc., Class Ak	37,788
860	Under Armour, Inc., Class Ck	35,088
436	Vail Resorts, Inc.	56,523
3,540	Vera Bradley, Inc.[k]	62,092
1,230	VF Corporation	77,551
1,410	Vitamin Shoppe, Inc.[k]	38,592
180	Williams-Sonoma, Inc.	10,580
540	Wolverine World Wide, Inc.	10,233
2,120	Wyndham Worldwide Corporation	150,414
3,070	Yum! Brands, Inc.	244,249
1,508	Zoe’s Kitchen, Inc.[k]	56,535

	Total	16,771,678

Consumer Staples (1.0%)
9,950	Altria Group, Inc.	623,964
7,740	Aramark	259,367
2,190	Archer-Daniels-Midland Company	87,469
4,420	Avon Products, Inc.	20,818
700	Blue Buffalo Pet Products, Inc.[k]	17,332
43	Boston Beer Company, Inc.[k]	6,711
1,490	Brown-Forman Corporation	143,517
3,860	Campbell Soup Company	238,201
1,176	Casey’s General Stores, Inc.	131,712
15,060	Coca-Cola Company	674,688
14,220	CVS Health Corporation	1,429,110
17,010	Flowers Foods, Inc.	325,912
1,340	General Mills, Inc.	82,196
1,100	Hain Celestial Group, Inc.[k]	46,046
2,160	Hershey Company	201,118
2,820	Hormel Foods Corporation	108,711
800	Ingredion, Inc.	92,072
1,910	Kimberly-Clark Corporation	239,113
2,180	Kroger Company	77,150
580	Lancaster Colony Corporation	67,570
520	McCormick & Company, Inc.	48,766
750	Molson Coors Brewing Company	71,722

The accompanying Notes to Financial Statements are an integral part of this schedule.

69

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Shares	Common Stock (17.2%)	Value
Consumer Staples (1.0%) - continued
10,180	Mondelez International, Inc.	$437,333
2,320	Monster Beverage Corporation[k]	334,590
390	Omega Protein Corporation[k]	7,250
1,730	PepsiCo, Inc.	178,121
3,803	Philip Morris International, Inc.	373,150
8,680	Pinnacle Foods, Inc.	369,681
310	Snyder’s-Lance, Inc.	9,911
3,451	SpartanNash Company	95,593
1,060	Tyson Foods, Inc.	69,769
2,450	United Natural Foods, Inc.[k]	87,391
1,000	Universal Corporation	54,550
7,070	WhiteWave Foods Company[k]	284,285

	Total	7,294,889

Energy (2.7%)
5,590	Archrock, Inc.	55,062
3,934	Atwood Oceanics, Inc.	38,002
22,910	Baker Hughes, Inc.	1,107,928
1,281	Bristow Group, Inc.	29,361
10,293	Callon Petroleum Company[k]	108,179
23,589	Canadian Natural Resources, Ltd.	708,142
22,375	Chevron Corporation	2,286,277
2,765	Cimarex Energy Company	301,053
689	Clayton Williams Energy, Inc.[k]	12,492
76,458	Cobalt International Energy, Inc.[k]	246,959
6,069	Concho Resources, Inc.[k]	705,036
8,120	Continental Resources, Inc.[k]	302,551
2,760	Delek US Holdings, Inc.	43,856
9,130	Devon Energy Corporation	316,628
1,800	Diamond Offshore Drilling, Inc.	43,668
1,518	Diamondback Energy, Inc.[k]	131,428
9,334	Ensco plc	111,634
17,658	EOG Resources, Inc.	1,458,904
3,080	EP Energy Corporation[k]	15,123
18,677	EQT Corporation	1,309,258
11,010	Exxon Mobil Corporation	973,284
3,110	FMC Technologies, Inc.[k]	94,824
2,170	Green Plains, Inc.	39,277
1,410	Gulfport Energy Corporation[k]	44,133
11,370	Halliburton Company	469,695
1,480	Helmerich & Payne, Inc.	97,858
3,670	HollyFrontier Corporation	130,652
83,437	Marathon Oil Corporation	1,175,627
27,327	Marathon Petroleum Corporation	1,067,939
6,330	Nabors Industries, Ltd.	62,034
570	Noble Energy, Inc.	20,583
6,509	Oasis Petroleum, Inc.[k]	63,072
1,040	Oceaneering International, Inc.	38,116
2,080	Oil States International, Inc.[k]	72,051
7,107	Parsley Energy, Inc.[k]	166,446
13,230	Patterson-UTI Energy, Inc.	261,292
230	PDC Energy, Inc.[k]	14,442
4,340	Pioneer Energy Services Corporation[k]	13,497
960	QEP Resources, Inc.	17,213
19,322	Rowan Companies plc	363,447
12,813	Royal Dutch Shell plc ADR	677,680
5,270	RPC, Inc.	79,682
700	RSP Permian, Inc.[k]	21,427
17,087	Schlumberger, Ltd.	1,372,770
1,155	SM Energy Company	35,990
38,091	Suncor Energy, Inc. ADR	1,118,733
1,120	Superior Energy Services, Inc.	18,883
8,613	Teekay Tankers, Ltd.	33,935
2,972	Tesco Corporation	28,115
75	Tesoro Corporation	5,977
5,840	TETRA Technologies, Inc.[k]	42,048
1,331	U.S. Silica Holdings, Inc.	34,007
723	Vantage Drilling International[k]	68,685
115,709	Weatherford International plc[k]	940,714
2,824	Western Refining, Inc.	75,570
145	World Fuel Services Corporation	6,776
84,000	WPX Energy, Inc.[k]	811,440

	Total	19,889,455

Financials (3.0%)
780	Acadia Realty Trust	26,286
1,866	Affiliated Managers Group, Inc.[k]	317,817
2,280	Allied World Assurance Company Holdings AG	81,123
1,630	American Assets Trust, Inc.	64,662
2,250	American Campus Communities, Inc.	100,687
3,010	American Financial Group, Inc.	208,021
5,010	American International Group, Inc.	279,658
3,095	Ameris Bancorp	97,183
620	AMERISAFE, Inc.	33,406
25,810	Anworth Mortgage Asset Corporation	121,823
760	Apartment Investment & Management Company	30,446
600	Apollo Commercial Real Estate Finance, Inc.	9,558
1,640	Argo Group International Holdings, Ltd.	90,151
1,540	Ashford Hospitality Prime, Inc.	17,233
1,710	Ashford Hospitality Trust, Inc.	9,559
3,260	Aspen Insurance Holdings, Ltd.	151,101
870	Associated Banc-Corp	15,869
8,500	Assured Guaranty, Ltd.	219,895
1,170	BancorpSouth, Inc.	27,483
74,390	Bank of America Corporation	1,083,118
4,000	Bank of New York Mellon Corporation	160,960
1,228	Bank of the Ozarks, Inc.	50,716
1,100	BankFinancial Corporation	13,596
10,200	BB&T Corporation	360,876
6,367	BBCN Bancorp, Inc.	99,453
10,650	Blackstone Group, LP	292,236
2,450	Boston Private Financial Holdings, Inc.	29,939
1,925	Brixmor Property Group, Inc.	48,606
4,520	Brookline Bancorp, Inc.	51,438
3,420	Brown & Brown, Inc.	120,076
750	Camden Property Trust	60,547
3,150	Capital One Financial Corporation	228,028
3,070	Cathay General Bancorp	93,696
18,530	CBL & Associates Properties, Inc.	216,430
3,110	CBRE Group, Inc.[k]	92,149
9,455	Cedar Realty Trust, Inc.	65,429
10,770	Charles Schwab Corporation	305,976
1,260	Chatham Lodging Trust	26,851
2,510	Chubb, Ltd.	295,829
17,710	Citigroup, Inc.	819,619
1,680	Clifton Bancorp, Inc.	24,998
3,850	CNO Financial Group, Inc.	70,725
9,878	CoBiz Financial, Inc.	119,623
2,289	Columbia Banking System, Inc.	67,503
8,270	Comerica, Inc.	367,188
670	Commerce Bancshares, Inc.	31,369
1,670	Communications Sales & Leasing, Inc.	38,794
13,940	Corporate Office Properties Trust	357,979
870	CyrusOne, Inc.	38,393
3,380	DCT Industrial Trust, Inc.	136,451
800	Digital Realty Trust, Inc.	70,384

The accompanying Notes to Financial Statements are an integral part of this schedule.

70

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Shares	Common Stock (17.2%)	Value
Financials (3.0%) - continued
1,791	Douglas Emmett, Inc.	$58,118
6,040	Duke Realty Corporation	132,095
12,840	E*TRADE Financial Corporation[k]	323,311
4,476	East West Bancorp, Inc.	167,805
2,090	Empire State Realty Trust, Inc.	38,686
2,604	Employers Holdings, Inc.	77,339
3,520	Endurance Specialty Holdings, Ltd.	225,210
1,470	Enova International, Inc.[k]	12,951
3,500	Equity One, Inc.	99,050
1,481	Essent Group, Ltd.[k]	30,242
8,830	EverBank Financial Corporation	133,156
847	Evercore Partners, Inc.	43,739
2,360	F.N.B. Corporation	31,199
6,760	FelCor Lodging Trust, Inc.	48,402
29,900	Fifth Third Bancorp	547,469
6,820	First Commonwealth Financial Corporation	62,608
1,620	First Financial Bancorp	31,590
560	First Financial Corporation	19,841
2,970	First Industrial Realty Trust, Inc.	68,132
560	First Merchants Corporation	14,364
7,420	First Midwest Bancorp, Inc.	137,122
580	First NBC Bank Holding Company[k]	12,609
4,348	First Potomac Realty Trust	36,567
5,000	First Republic Bank	351,600
2,450	Franklin Street Properties Corporation	26,019
814	Getty Realty Corporation	16,020
2,290	Glacier Bancorp, Inc.	59,288
1,967	Goldman Sachs Group, Inc.	322,804
6,610	Great Western Bancorp, Inc.	208,347
4,437	Green Bancorp, Inc.[k]	36,206
1,890	Greenhill & Company, Inc.	41,618
6,660	Hancock Holding Company	172,960
7,744	Hanmi Financial Corporation	179,041
1,390	Hanover Insurance Group, Inc.	119,206
10,580	Hartford Financial Services Group, Inc.	469,540
450	Hersha Hospitality Trust	8,680
1,210	HFF, Inc.	38,514
1,860	Highwoods Properties, Inc.	86,918
2,676	Home BancShares, Inc.	115,041
610	Hometrust Bancshares, Inc.[k]	11,316
3,124	Horace Mann Educators Corporation	97,156
2,040	Hospitality Properties Trust	52,204
10,609	Host Hotels & Resorts, Inc.	167,834
2,527	Houlihan Lokey, Inc.	63,706
1,440	Hudson Pacific Properties, Inc.	42,120
14,200	Huntington Bancshares, Inc.	142,852
1,520	InfraREIT, Inc.	25,202
2,140	Intercontinental Exchange, Inc.	513,664
11,650	Invesco, Ltd.	361,267
12,030	Investors Bancorp, Inc.	138,947
9,665	J.P. Morgan Chase & Company	610,828
8,055	Janus Capital Group, Inc.	117,603
28,690	KeyCorp	352,600
1,250	Kimco Realty Corporation	35,150
5,910	LaSalle Hotel Properties	141,249
10,020	Liberty Property Trust	349,698
2,439	Lincoln National Corporation	105,975
700	M&T Bank Corporation	82,824
12,280	MetLife, Inc.	553,828
19,250	Morgan Stanley	520,905
2,230	MSCI, Inc.	169,346
520	National Storage Affiliates Trust	10,150
220	Navigators Group, Inc.[k]	18,174
1,460	NMI Holdings, Inc.[k]	9,183
190	Northern Trust Corporation	13,505
2,490	NorthStar Asset Management Corporation, Inc.	30,976
2,840	NorthStar Realty Europe Corporation	33,881
1,780	Oritani Financial Corporation	30,847
3,173	PacWest Bancorp	126,857
620	Paramount Group, Inc.	10,354
2,550	Parkway Properties, Inc.	41,947
1,789	Pebblebrook Hotel Trust	49,448
490	Pennsylvania Real Estate Investment Trust	11,241
2,200	Physicians Realty Trust	39,886
2,290	Piedmont Office Realty Trust, Inc.	45,594
240	Piper Jaffray Companies[k]	10,010
930	Popular, Inc.	27,640
1,070	Post Properties, Inc.	61,375
730	Potlatch Corporation	25,711
2,860	Primerica, Inc.	141,742
670	PrivateBancorp, Inc.	27,879
4,720	Provident Financial Services, Inc.	94,306
3,350	Ramco-Gershenson Properties Trust	59,328
4,329	Raymond James Financial, Inc.	225,844
1,740	RE/MAX Holdings, Inc.	64,032
2,030	Realogy Holdings Corporation[k]	72,552
2,093	Renasant Corporation	71,874
3,760	Retail Properties of America, Inc.	60,122
250	S&P Global, Inc.	26,712
209	Safety Insurance Group, Inc.	11,831
2,451	Sandy Spring Bancorp, Inc.	70,074
860	Selective Insurance Group, Inc.	29,851
2,430	Senior Housing Property Trust	42,719
1,960	Silver Bay Realty Trust Corporation REIT	28,616
22,577	SLM Corporation[k]	152,846
1,300	Sovran Self Storage, Inc.	138,086
3,890	Spirit Realty Captial, Inc.	44,463
3,966	Stifel Financial Corporation[k]	130,521
1,980	Store Capital Corporation	50,827
6,166	Summit Hotel Properties, Inc.	70,292
2,778	SVB Financial Group[k]	289,690
10,000	Synchrony Financial[k]	305,700
6,740	Synovus Financial Corporation	210,018
4,340	Talmer Bancorp, Inc.	84,196
18,130	TCF Financial Corporation	247,293
7,160	TD Ameritrade Holding Corporation	213,583
3,707	Terreno Realty Corporation	84,408
600	Territorial Bancorp, Inc.	15,738
1,440	TriCo Bancshares	38,765
2,740	TrustCo Bank Corporation	17,563
800	U.S. Bancorp	34,152
510	Union Bankshares Corporation	13,469
2,120	United Community Banks, Inc.	42,676
4,180	United Financial Bancorp, Inc.	54,256
350	Unum Group	11,973
870	Urstadt Biddle Properties, Inc.	17,887
7,040	Voya Financial, Inc.	228,589
1,690	Waddell & Reed Financial, Inc.	34,375
270	Webster Financial Corporation	9,893
1,570	Wells Fargo & Company	78,469
744	Western Alliance Bancorp[k]	27,216
739	Wintrust Financial Corporation	38,443
2,330	WisdomTree Investments, Inc.	25,374
958	WSFS Financial Corporation	32,706
1,710	XL Group plc	55,968

The accompanying Notes to Financial Statements are an integral part of this schedule.

71

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Shares	Common Stock (17.2%)	Value
Financials (3.0%) - continued
20,393	Zions Bancorporation	$561,215

	Total	21,985,528

Health Care (2.0%)
6,828	Abbott Laboratories	265,609
590	AbbVie, Inc.	35,990
629	ABIOMED, Inc.[k]	61,101
1,066	Acadia Healthcare Company, Inc.[k]	67,361
680	Aceto Corporation	15,252
2,330	Aetna, Inc.	261,589
3,546	Akorn, Inc.[k]	90,246
1,240	Albany Molecular Research, Inc.[k]	18,662
1,681	Align Technology, Inc.[k]	121,351
3,098	Allergan plc[k]	670,903
1,873	Allscripts Healthcare Solutions, Inc.[k]	25,098
2,260	AmerisourceBergen Corporation	192,326
2,600	Amgen, Inc.	411,580
1,817	AMN Healthcare Services, Inc.[k]	64,522
540	AmSurg Corporation[k]	43,729
143	Anacor Pharmaceuticals, Inc.[k]	8,972
1,464	Analogic Corporation	115,641
5,629	Asterias Biotherapeutics, Inc.[k]	24,148
161	Atrion Corporation	63,965
1,300	BioMarin Pharmaceutical, Inc.[k]	110,084
200	Bio-Rad Laboratories, Inc.[k]	28,370
1,340	Boston Scientific Corporation[k]	29,373
1,120	Bristol-Myers Squibb Company	80,842
592	C.R. Bard, Inc.	125,605
1,860	Cambrex Corporation[k]	89,726
550	Cardinal Health, Inc.	43,153
1,449	Cardiovascular Systems, Inc.[k]	20,257
3,390	Centene Corporation[k]	210,044
7,707	Cerner Corporation[k]	432,671
240	Computer Programs and Systems, Inc.	12,319
760	CONMED Corporation	31,479
320	Cooper Companies, Inc.	48,986
780	Cross Country Healthcare, Inc.[k]	9,695
5,540	Dentsply Sirona, Inc.	330,184
6,941	Depomed, Inc.[k]	120,635
1,020	Dexcom, Inc.[k]	65,668
5,800	Edwards Lifesciences Corporation[k]	616,018
4,128	Ensign Group, Inc.	93,128
5,550	Envision Healthcare Holdings, Inc.[k]	125,597
3,143	ExamWorks Group, Inc.[k]	113,305
5,050	Express Scripts Holding Company[k]	372,336
11,664	Gilead Sciences, Inc.	1,028,881
750	Globus Medical, Inc.[k]	18,780
1	Greatbatch, Inc.[k]	35
2,890	HCA Holdings, Inc.[k]	232,992
1,122	HealthEquity, Inc.[k]	28,218
1,890	HealthSouth Corporation	78,359
1,390	Healthways, Inc.[k]	16,194
1,300	Hill-Rom Holdings, Inc.	62,855
3,150	Hologic, Inc.[k]	105,808
943	Impax Laboratories, Inc.[k]	31,449
1,207	Inogen, Inc.[k]	58,974
2,288	Intersect ENT, Inc.[k]	45,874
1,722	Ironwood Pharmaceuticals, Inc.[k]	17,995
4,280	Kindred Healthcare, Inc.	63,173
1,100	Magellan Health Services, Inc.[k]	77,506
9,955	Medtronic plc	787,938
16,740	Merck & Company, Inc.	918,022
400	Mettler-Toledo International, Inc.[k]	143,180
6,301	Mylan NV	262,815
660	Myriad Genetics, Inc.[k]	23,760
1,117	National Healthcare Corporation	71,991
320	Natural Health Trends Corporation	11,581
230	Neogen Corporation[k]	10,865
1,428	Neurocrine Biosciences, Inc.[k]	65,088
700	Nevro Corporation[k]	47,075
3,821	NuVasive, Inc.[k]	202,284
2,890	Omnicell, Inc.[k]	92,075
4,760	PerkinElmer, Inc.	239,999
2,600	Perrigo Company plc	251,342
32,660	Pfizer, Inc.	1,068,309
1,520	PharMerica Corporation[k]	35,933
1,400	Progenics Pharmaceuticals, Inc.[k]	7,434
200	Prothena Corporation plc[k]	8,638
2,350	Quintiles Transnational Holdings, Inc.[k]	162,315
50	Regeneron Pharmaceuticals, Inc.[k]	18,835
6,900	Roche Holding AG ADR	217,833
2,890	STERIS plc	204,236
3,264	Team Health Holdings, Inc.[k]	136,533
2,874	Teleflex, Inc.	447,712
2,244	Triple-S Management Corporation[k]	58,434
6,040	UnitedHealth Group, Inc.	795,347
2,510	Universal Health Services, Inc.	335,537
810	VCA Antech, Inc.[k]	51,006
2,645	Veeva Systems, Inc.[k]	72,764
4,414	Vertex Pharmaceuticals, Inc.[k]	372,277
600	Waters Corporation[k]	78,096
610	Wellcare Health Plans, Inc.[k]	54,894
1,790	West Pharmaceutical Services, Inc.	127,448
2,630	Zoetis, Inc.	123,689

	Total	15,039,898

Industrials (1.7%)
3,113	3M Company	521,054
1,950	ABM Industries, Inc.	62,731
1,800	Actuant Corporation	48,078
920	AECOM[k]	29,891
2,969	Aegion Corporation[k]	63,032
360	Aerovironment, Inc.[k]	10,397
1,150	AGCO Corporation	61,490
580	Allegion plc	37,961
880	Allison Transmission Holdings, Inc.	25,353
590	Applied Industrial Technologies, Inc.	27,040
1,312	Astec Industries, Inc.	63,501
1,880	AZZ, Inc.	103,250
1,890	B/E Aerospace, Inc.	91,911
280	Barnes Group, Inc.	9,097
1,454	Beacon Roofing Supply, Inc.[k]	62,129
1,900	Boeing Company	256,120
520	Brady Corporation	13,775
730	Briggs & Stratton Corporation	15,454
4,500	BWX Technologies, Inc.	150,255
1,880	Caterpillar, Inc.	146,114
880	CBIZ, Inc.[k]	8,958
1,510	CEB, Inc.	93,152
550	Chart Industries, Inc.[k]	14,157
1,198	CIRCOR International, Inc.	67,627
2,014	CLARCOR, Inc.	118,363
2,380	Colfax Corporation[k]	77,183
2,646	Comfort Systems USA, Inc.	78,031
4,230	Copart, Inc.[k]	181,213
10,050	CSX Corporation	274,063
1,800	Curtiss-Wright Corporation	137,844
3,630	Danaher Corporation	351,202
20,710	Delta Air Lines, Inc.	862,986
5,471	EMCOR Group, Inc.	265,234

The accompanying Notes to Financial Statements are an integral part of this schedule.

72

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Shares	Common Stock (17.2%)	Value
Industrials (1.7%) - continued
1,090	Emerson Electric Company	$59,547
875	Equifax, Inc.	105,219
2,038	ESCO Technologies, Inc.	78,422
4,135	Federal Signal Corporation	56,608
900	Flowserve Corporation	43,929
3,490	Fluor Corporation	190,763
5,120	Fortune Brands Home and Security, Inc.	283,699
1,681	Franklin Electric Company, Inc.	53,103
657	G & K Services, Inc.	46,417
2,549	Gibraltar Industries, Inc.[k]	67,421
3,920	Granite Construction, Inc.	174,793
583	H&E Equipment Services, Inc.	11,794
750	Hackett Group, Inc.	11,160
1,893	Healthcare Services Group, Inc.	71,650
1,649	Heico Corporation	101,100
1,430	Herman Miller, Inc.	43,143
1,710	Hexcel Corporation	77,412
947	HNI Corporation	41,403
4,189	Honeywell International, Inc.	478,677
874	Hub Group, Inc.[k]	33,666
1,290	Hubbell, Inc.	136,430
1,050	Huntington Ingalls Industries, Inc.	152,009
1,669	Huron Consulting Group, Inc.[k]	92,813
350	Illinois Tool Works, Inc.	36,582
5,500	Ingersoll-Rand plc	360,470
1,310	Insperity, Inc.	69,129
540	Interface, Inc.	9,191
760	ITT Corporation	29,161
2,030	JB Hunt Transport Services, Inc.	168,246
1,360	KAR Auction Services, Inc.	51,136
2,652	Kforce, Inc.	50,415
480	Knoll, Inc.	11,208
6,070	Korn/Ferry International	164,740
370	Landstar System, Inc.	24,253
1,120	Lincoln Electric Holdings, Inc.	70,190
1,590	Manpower, Inc.	122,478
3,100	Masco Corporation	95,201
4,970	Meritor, Inc.[k]	42,245
490	Middleby Corporation[k]	53,724
1,390	MRC Global, Inc.[k]	19,432
1,416	MSA Safety, Inc.	68,095
1,100	Mueller Water Products, Inc.	11,825
4,437	Navigant Consulting, Inc.[k]	70,815
1,630	Nielsen Holdings plc	84,988
974	Nordson Corporation	74,735
3,050	Norfolk Southern Corporation	274,835
970	Northrop Grumman Corporation	200,072
1,110	Old Dominion Freight Line, Inc.[k]	73,316
1,297	On Assignment, Inc.[k]	46,770
3,004	Oshkosh Corporation	146,745
1,465	PGT, Inc.[k]	15,339
3,155	Progressive Waste Solutions, Ltd.	101,623
1,323	Proto Labs, Inc.[k]	79,155
810	Quanex Building Products Corporation	15,260
590	Quanta Services, Inc.[k]	13,995
4,500	Raven Industries, Inc.	72,405
1,310	Raytheon Company	165,518
2,440	Resources Connection, Inc.	36,039
810	Rexnord Corporation[k]	17,658
1,034	Ritchie Brothers Auctioneers, Inc.	29,665
2,461	Rockwell Automation, Inc.	279,250
1,970	Rockwell Collins, Inc.	173,734
760	Roper Industries, Inc.	133,828
320	Ryder System, Inc.	22,054
878	Saia, Inc.[k]	25,392
610	SkyWest, Inc.	14,335
9,900	Southwest Airlines Company	441,639
1,690	Spirit Aerosystems Holdings, Inc.[k]	79,684
320	Stericycle, Inc.[k]	30,579
2,282	Swift Transportation Company[k]	37,927
1,961	Tennant Company	104,737
440	Tetra Tech, Inc.	12,936
1,104	Textron, Inc.	42,703
1,260	Toro Company	108,927
3,910	TransUnion[k]	117,105
350	TrueBlue, Inc.[k]	6,541
1,915	Tyco International plc	73,766
270	UniFirst Corporation	29,263
1,280	United Continental Holdings, Inc.[k]	58,637
4,700	United Parcel Service, Inc.	493,829
2,180	United Rentals, Inc.[k]	145,907
1,352	Universal Forest Products, Inc.	103,631
1,904	Universal Truckload Services, Inc.	27,151
950	WABCO Holdings, Inc.[k]	106,552
400	Wabtec Corporation	33,172
868	WageWorks, Inc.[k]	46,750
3,270	Waste Connections, Inc.	220,006
255	Watsco, Inc.	34,290
7,520	Xylem, Inc.	314,186
620	YRC Worldwide, Inc.[k]	5,704

	Total	13,040,693

Information Technology (3.1%)
628	Advanced Energy Industries, Inc.[k]	20,316
9,400	Agilent Technologies, Inc.	384,648
2,770	Akamai Technologies, Inc.[k]	141,242
600	Alliance Data Systems Corporation[k]	121,986
1,667	Alphabet, Inc., Class Ak	1,180,036
1,404	Alphabet, Inc., Class Ck	972,986
934	Ambarella, Inc.[k]	38,387
3,610	Amkor Technology, Inc.[k]	20,613
5,070	Amphenol Corporation	283,058
230	Analog Devices, Inc.	12,954
390	ANSYS, Inc.[k]	35,400
13,929	Apple, Inc.	1,305,704
7,182	Applied Materials, Inc.	147,016
2,877	Arista Networks, Inc.[k]	191,666
2,490	ARRIS International plc[k]	56,697
1,315	Aspen Technology, Inc.[k]	50,009
1,280	Avnet, Inc.	52,634
2,090	AVX Corporation	27,630
1,650	Belden, Inc.	104,181
560	Benchmark Electronics, Inc.[k]	10,875
700	Blackhawk Network Holdings, Inc.[k]	22,491
7,700	Booz Allen Hamilton Holding Corporation	212,289
2,790	Broadridge Financial Solutions, Inc.	166,954
23,483	Brocade Communications Systems, Inc.	225,672
5,666	Brooks Automation, Inc.	53,600
2,500	CA, Inc.	74,150
1,769	Cabot Microelectronics Corporation	74,103
1,535	CACI International, Inc.[k]	147,590
951	Cavium, Inc.[k]	46,951
1,150	CDK Global, Inc.	54,705
2,730	CDW Corporation	105,105
4,780	Ciena Corporation[k]	80,447
600	Cirrus Logic, Inc.[k]	21,660
58,600	Cisco Systems, Inc.	1,610,914
340	Citrix Systems, Inc.[k]	27,826

The accompanying Notes to Financial Statements are an integral part of this schedule.

73

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Shares	Common Stock (17.2%)	Value
Information Technology (3.1%) - continued
2,842	Cognex Corporation	$100,976
2,600	Cognizant Technology Solutions Corporation[k]	151,762
710	Coherent, Inc.[k]	66,314
1,220	CommVault Systems, Inc.[k]	53,399
350	comScore, Inc.[k]	10,717
1,100	Comtech Telecommunications Corporation	26,620
2,590	Convergys Corporation	68,635
6,170	CoreLogic, Inc.[k]	218,912
3,877	Criteo SA ADR[k]	161,632
1,057	Demandware, Inc.[k]	48,707
1,076	DST Systems, Inc.	129,852
1,620	EarthLink Holdings Corporation	9,412
6,250	eBay, Inc.[k]	152,687
3,565	Electro Rent Corporation	35,686
12,550	EMC Corporation	327,680
1,865	Envestnet, Inc.[k]	58,524
1,300	EVERTEC, Inc.	17,511
1,420	ExlService Holdings, Inc.[k]	68,714
910	F5 Networks, Inc.[k]	95,322
2,471	Fabrinet[k]	78,998
11,710	Facebook, Inc.[k]	1,376,862
1,008	FEI Company	89,732
3,830	Finisar Corporation[k]	63,042
6,870	FLIR Systems, Inc.	207,543
5,240	Fortinet, Inc.[k]	170,352
2,720	Genpact, Ltd.[k]	75,861
3,440	Glu Mobile, Inc.[k]	9,185
3,791	Guidewire Software, Inc.[k]	215,973
1,780	Harmonic, Inc.[k]	6,159
3,170	HP, Inc.	38,896
740	IAC/InterActiveCorporation	34,292
2,090	Imperva, Inc.[k]	97,143
13,100	Intel Corporation	396,668
5,021	Ixia[k]	50,812
3,204	Juniper Networks, Inc.	74,974
1,180	Lam Research Corporation	90,152
1,197	Liberty Tripadvisor Holdings, Inc.[k]	26,406
1,690	Linear Technology Corporation	75,171
2,110	Lionbridge Technologies, Inc.[k]	10,529
679	Littelfuse, Inc.	79,090
577	Manhattan Associates, Inc.[k]	34,932
3,690	Marvell Technology Group, Ltd.	36,826
1,831	Maxim Integrated Products, Inc.	65,403
620	MAXIMUS, Inc.	32,798
1,463	Methode Electronics, Inc.	43,495
5,530	Microsemi Corporation[k]	186,859
38,730	Microsoft Corporation	1,931,465
500	Mobileye NVk	19,075
2,332	Monolithic Power Systems, Inc.	145,563
160	Morningstar, Inc.	13,312
1,459	Nanometrics, Inc.[k]	26,058
4,180	National Instruments Corporation	115,243
590	NETGEAR, Inc.[k]	25,016
1,650	Nice Systems, Ltd. ADR	105,352
13,752	NVIDIA Corporation	488,609
2,250	NXP Semiconductors NVk	191,880
5,200	Oclaro, Inc.[k]	26,260
980	ON Semiconductor Corporation[k]	9,281
14,490	Oracle Corporation	577,571
1,050	Palo Alto Networks, Inc.[k]	158,413
7,260	Pandora Media, Inc.[k]	72,092
1,200	Paylocity Holding Corporation[k]	45,924
17,165	PayPal Holdings, Inc.[k]	672,525
3,481	Pegasystems, Inc.	91,864
624	Plantronics, Inc.	23,993
9,690	Polycom, Inc.[k]	115,795
4,526	Progress Software Corporation[k]	115,503
1,679	Proofpoint, Inc.[k]	97,819
2,810	PTC, Inc.[k]	102,453
2,690	QLIK Technologies, Inc.[k]	82,825
1,230	QUALCOMM, Inc.	62,140
360	Qualys, Inc.[k]	9,065
2,090	RealPage, Inc.[k]	45,959
1,650	Red Hat, Inc.[k]	121,060
16,350	Salesforce.com, Inc.[k]	1,239,330
630	ScanSource, Inc.[k]	25,628
1,430	ServiceNow, Inc.[k]	102,216
2,750	ShoreTel, Inc.[k]	16,830
2,150	Symantec Corporation	35,787
2,340	Synopsys, Inc.[k]	111,197
320	Tech Data Corporation[k]	21,981
10,681	Teradyne, Inc.	201,978
860	Tessera Technologies, Inc.	24,699
9,490	Texas Instruments, Inc.	541,310
1,630	Trimble Navigation, Ltd.[k]	39,038
467	Tyler Technologies, Inc.[k]	68,373
1,066	Ultimate Software Group, Inc.[k]	209,565
5,888	Virtusa Corporation[k]	209,260
11,870	Visa, Inc.	916,839
3,460	Xerox Corporation	33,216
13,000	Xilinx, Inc.	560,040

	Total	23,403,112

Materials (0.8%)
2,419	Agnico Eagle Mines, Ltd.	114,201
4,050	Albemarle Corporation	267,948
12,700	Alcoa, Inc.	141,859
1,349	American Vanguard Corporation[k]	22,326
1,450	Avery Dennison Corporation	105,285
2,382	Axalta Coating Systems, Ltd.[k]	67,816
1,176	Balchem Corporation	72,159
2,023	Ball Corporation	144,402
13,518	Barrick Gold Corporation	261,844
380	Boise Cascade Company[k]	7,931
2,800	Cabot Corporation	136,612
290	Carpenter Technology Corporation	10,269
1,630	Celanese Corporation	115,241
2,704	Chemtura Corporation[k]	75,306
978	Clearwater Paper Corporation[k]	58,426
800	Continental Building Products, Inc.[k]	15,688
6,241	Crown Holdings, Inc.[k]	330,523
5,870	Dow Chemical Company	308,821
488	Eagle Materials, Inc.	36,171
1,650	Eastman Chemical Company	126,027
9,394	Eldorado Gold Corporation	39,549
1,050	Ferroglobe plc	10,700
3,900	FMC Corporation	168,714
10,650	Freeport-McMoRan, Inc.	149,100
9,206	Goldcorp, Inc.	185,501
2,180	Graphic Packaging Holding Company	28,950
320	Innophos Holdings, Inc.	11,827
1,225	Innospec, Inc.	59,241
6,211	International Paper Company	268,750
16,207	Kinross Gold Corporation[k]	92,380
480	Koppers Holdings, Inc.[k]	12,062
627	Martin Marietta Materials, Inc.	106,107
360	Materion Corporation	10,436
727	Minerals Technologies, Inc.	43,547
12,490	Mosaic Company	349,595
3,719	Myers Industries, Inc.	50,132

The accompanying Notes to Financial Statements are an integral part of this schedule.

74

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Shares	Common Stock (17.2%)	Value
Materials (0.8%) - continued
7,526	Newmont Mining Corporation	$263,184
3,770	Olin Corporation	82,148
1,770	OMNOVA Solutions, Inc.[k]	12,656
6,296	Owens-Illinois, Inc.[k]	116,224
4,445	Packaging Corporation of America	288,392
680	PolyOne Corporation	24,466
1,270	Rayonier Advanced Materials, Inc.	13,018
1,040	Reliance Steel & Aluminum Company	76,929
868	Royal Gold, Inc.	54,354
1,400	RPM International, Inc.	70,742
980	Schnitzer Steel Industries, Inc.	20,208
1,839	Scotts Miracle-Gro Company	130,164
2,680	Sealed Air Corporation	126,925
4,112	Silver Wheaton Corporation	86,146
2,960	Sonoco Products Company	138,794
8,649	Steel Dynamics, Inc.	218,041
1,430	Stillwater Mining Company[k]	17,446
7,192	Teck Resources, Ltd.	88,102
1,332	Vulcan Materials Company	143,363
3,699	Westrock Company	154,803
13,609	Yamana Gold, Inc.	67,365

	Total	6,198,916

Telecommunications Services (0.2%)
4,910	AT&T, Inc.	190,606
4,880	Cincinnati Bell, Inc.[k]	18,642
800	FairPoint Communications, Inc.[k]	10,608
1,060	General Communication, Inc.[k]	17,914
2,140	Inteliquent, Inc.	35,503
1,770	Level 3 Communications, Inc.[k]	92,500
420	ORBCOMM, Inc.[k]	4,162
2,140	SBA Communications Corporation[k]	220,506
10,553	Verizon Communications, Inc.	537,570
8,920	Vonage Holdings Corporation[k]	41,656

	Total	1,169,667

Utilities (0.4%)
440	Ameren Corporation	21,120
1,930	American States Water Company	80,462
1,510	Aqua America, Inc.	47,807
1,010	Artesian Resources Corporation	27,260
5,220	Avista Corporation	209,165
2,090	California Water Service Group	58,374
2,490	CenterPoint Energy, Inc.	53,411
180	Chesapeake Utilities Corporation	10,714
860	Consolidated Water Company, Ltd.	11,945
4,710	Edison International, Inc.	333,044
1,314	FirstEnergy Corporation	42,823
2,780	Great Plains Energy, Inc.	86,819
5,990	MDU Resources Group, Inc.	120,159
430	Middlesex Water Company	15,729
640	New Jersey Resources Corporation	22,835
17,750	PG&E Corporation	1,033,050
658	PNM Resources, Inc.	20,846
2,360	Portland General Electric Company	93,739
1,950	Public Service Enterprise Group, Inc.	89,954
1,230	Renewable Energy Group, Inc.[k]	11,956
5,400	Southern Company	270,540
1,646	Southwest Gas Corporation	106,842
1,641	Spire, Inc.	104,958
7,629	Talen Energy Corporation[k]	88,954
2,060	UGI Corporation	82,894
257	Unitil Corporation	10,157
3,220	Vectren Corporation	157,297
1,130	WEC Energy Group, Inc.	65,777
1,300	Westar Energy, Inc.	67,093

	Total	3,345,724

	Total Common Stock (cost $115,671,451)	128,139,560

Shares	Collateral Held for Securities Loaned (0.3%)	Value
2,369,141	Thrivent Cash Management Trust	2,369,141

	Total Collateral Held for Securities Loaned (cost $2,369,141)	2,369,141

Shares or Principal Amount	Short-Term Investments (18.0%)[l]	Value
	Federal Agricultural Mortgage Corporation Discount Notes
4,000,000	0.240%, 5/12/2016	3,999,724
	Federal Home Loan Bank Discount Notes
12,000,000	0.283%, 5/2/2016	12,000,000
2,000,000	0.250%, 5/3/2016	1,999,986
1,000,000	0.300%, 5/4/2016	999,986
3,000,000	0.250%, 5/5/2016	2,999,937
3,500,000	0.250%, 5/6/2016	3,499,902
4,000,000	0.250%, 5/10/2016	3,999,776
5,000,000	0.257%, 5/11/2016	4,999,685
1,000,000	0.300%, 5/13/2016	999,924
4,000,000	0.270%, 5/16/2016	3,999,612
5,000,000	0.265%, 5/23/2016	4,999,270
3,000,000	0.275%, 5/24/2016	2,999,541
7,770,000	0.259%, 5/25/2016	7,768,757
5,000,000	0.280%, 5/26/2016	4,999,165
5,000,000	0.285%, 5/31/2016	4,998,995
5,000,000	0.290%, 6/2/2016	4,998,775
2,000,000	0.295%, 6/3/2016	1,999,494
4,000,000	0.290%, 6/10/2016	3,998,764
7,000,000	0.299%, 6/13/2016	6,997,669
6,000,000	0.285%, 6/16/2016	5,997,864
2,500,000	0.280%, 6/21/2016[m]	2,499,010
3,500,000	0.285%, 6/22/2016	3,498,586
3,000,000	0.310%, 6/30/2016	2,998,599
2,000,000	0.335%, 7/15/2016	1,998,684
7,790,000	0.338%, 7/20/2016[m]	7,784,531
2,000,000	0.345%, 7/27/2016	1,998,472
4,000,000	0.335%, 7/29/2016	3,996,872
	Federal Home Loan Mortgage Corporation Discount Notes
2,900,000	0.400%, 7/25/2016[m]	2,897,834
	Federal National Mortgage Association Discount Notes
8,000,000	0.200%, 5/3/2016	7,999,944
4,000,000	0.240%, 5/6/2016	3,999,888
4,300,000	0.400%, 7/25/2016[m]	4,296,788
	U.S. Treasury Notes
950,000	0.500%, 7/31/2016[n]	950,404

	Total Short-Term Investments (cost $134,171,488)	134,176,438

	Total Investments (cost $788,074,223) 113.6%	$844,342,707

	Other Assets and Liabilities, Net (13.6%)	(100,785,338)

	Total Net Assets 100.0%	$743,557,369

The accompanying Notes to Financial Statements are an integral part of this schedule.

75

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of April 29, 2016

(unaudited)

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	In bankruptcy. Interest is not being accrued.
e

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of April 29, 2016, the value of these investments was $26,665,884 or 3.6% of total net assets.

f	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of April 29, 2016.
g	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of April 29, 2016.
h	All or a portion of the security is on loan.
i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
j

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

k	Non-income producing security.
l	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
m	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
n	At April 29, 2016, $10,004 of investments were segregated to cover exposure to a counterparty for margin on open mortgage-backed security transactions.
*

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Moderately Conservative Allocation Fund as of April 29, 2016 was $12,851,782 or 1.7% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of April 29, 2016.

Security	Acquisition Date	Cost
Alm Loan Funding CLO, 10/17/2026	7/31/2014	$169,915
Apidos CLO XVIII, 7/22/2026	6/25/2014	174,563
Ares CLO, Ltd., 10/12/2023	5/15/2015	550,000
Babson CLO, Ltd., 10/17/2026	8/15/2014	169,915
Bayview Opportunity Master Fund Trust, 2/28/2035	9/1/2015	750,890
Betony CLO, Ltd., 4/15/2027	2/25/2015	150,000
Birchwood Park CLO, Ltd., 7/15/2026	7/31/2014	170,000
BlueMountain CLO, Ltd., 10/15/2026	8/27/2014	169,828
Carlyle Global Market Strategies CLO, Ltd., 7/20/2023	7/3/2014	175,000
Carlyle Global Market Strategies CLO, Ltd., 10/15/2026	9/19/2014	175,000
Cent CLO 16, LP, 8/1/2024	9/5/2014	170,000
Cent CLO 22, Ltd., 11/7/2026	9/19/2014	175,000
CoBank ACB, 6/15/2022	10/18/2013	77,925
Digicel, Ltd., 4/15/2021	8/18/2014	543,760
Dryden 34 Senior Loan Fund CLO, 10/15/2026	7/21/2014	170,000
Edlinc Student Loan Funding Trust, 10/1/2025	2/28/2013	188,545
Galaxy XX CLO, Ltd., 7/20/2027	5/20/2015	550,000
GoldenTree Loan Opportunities IX, Ltd., 10/29/2026	10/3/2014	174,825
Golub Capital Partners CLO 23M, Ltd., 5/5/2027	5/18/2015	498,750
Limerock CLO III, LLC, 10/20/2026	10/16/2014	500,000
Madison Park Funding XIV CLO, Ltd., 7/20/2026	7/3/2014	189,772
Madison Park Funding, Ltd., 8/15/2022	5/8/2015	550,000
Magnetite XII, Ltd., 4/15/2027	2/6/2015	525,000
Mountain View CLO, Ltd., 7/15/2027	5/13/2015	523,640
Neuberger Berman CLO, Ltd., 8/4/2025	6/19/2014	150,000
NZCG Funding CLO, Ltd., 4/27/2027	3/27/2015	525,000
Octagon Investment Partners XX CLO, Ltd., 8/12/2026	7/10/2014	170,000
OHA Loan Funding, Ltd., 10/20/2026	11/6/2014	498,750
OZLM VIII, Ltd., 10/17/2026	8/7/2014	169,031
Pretium Mortgage Credit Partners, LLC, 11/27/2030	11/6/2015	1,089,527
Race Point IX CLO, Ltd., 4/15/2027	2/13/2015	400,000
Shackleton VII CLO, Ltd., 4/15/2027	3/27/2015	525,000
Symphony CLO VIII, Ltd., 1/9/2023	9/15/2014	162,517
Symphony CLO XV, Ltd., 10/17/2026	10/17/2014	496,250
Vericrest Opportunity Loan Transferee, 10/25/2058	1/13/2016	599,641
Vericrest Opportunity Loan Transferee, 3/26/2046	4/6/2016	493,131
Voya CLO 3, Ltd., 7/25/2026	7/10/2014	169,745

The accompanying Notes to Financial Statements are an integral part of this schedule.

76

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of April 29, 2016

(unaudited)

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Conservative Allocation Fund as of April 29, 2016:

Securities Lending Transactions
Taxable Debt Security	$2,283,704
Total lending	$2,283,704
Gross amount payable upon return of collateral for securities loaned	$2,369,141
Net amounts due to counterparty	$85,437

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

The accompanying Notes to Financial Statements are an integral part of this schedule.

77

BALANCED INCOME PLUS FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Bank Loans (15.8%)[a]	Value
Basic Materials (0.8%)
	Alpha Natural Resources, Inc., Term Loan
$398,879	3.500%, 5/22/2020[b]	$128,890
	Fortescue Metals Group, Ltd., Term Loan
867,843	4.250%, 6/30/2019	816,614
	Ineos US Finance, LLC, Term Loan
556,503	3.750%, 12/15/2020	550,243
	NewPage Corporation, Delayed Draw
147,000	11.000%, 7/26/2017	127,155
	NewPage Corporation, Term Loan
147,000	10.136%, 7/26/2017	124,215
730,500	0.000%, 2/11/2021[b]	103,183
	Tronox Pigments BV, Term Loan
530,621	4.500%, 3/19/2020	511,752

	Total	2,362,052

Capital Goods (0.5%)
	Accudyne Industries, LLC, Term Loan
344,486	4.000%, 12/13/2019	309,393
	ADS Waste Holdings, Inc., Term Loan
293,180	3.750%, 10/9/2019	292,080
	Berry Plastics Group, Inc., Term Loan
490,920	3.500%, 2/8/2020	490,448
	Rexnord, LLC, Term Loan
292,774	4.000%, 8/21/2020	290,579

	Total	1,382,500

Communications Services (4.9%)
	Altice Financing SA, Term Loan
570,688	5.250%, 2/4/2022	570,830
	Atlantic Broadband Penn, LLC, Term Loan
346,838	3.250%, 11/30/2019	346,512
	Birch Communication Inc., Term Loan
594,774	7.750%, 7/17/2020[c,d]	508,532
	Block Communications, Inc., Term Loan
563,573	4.000%, 11/7/2021	564,982
	Cengage Learning Acquisitions, Term Loan
552,811	7.000%, 3/31/2020	549,455
	Cincinnati Bell, Inc., Term Loan
414,375	4.000%, 9/10/2020	411,682
	CSC Holdings, LLC, Term Loan
300,000	5.000%, 10/9/2022	300,939
	Fairpoint Communications, Term Loan
557,832	7.500%, 2/14/2019[c,d]	554,345
	Grande Communications Networks, LLC, Term Loan
559,203	4.500%, 5/29/2020	548,953
	Gray Television, Inc., Term Loan
333,863	3.938%, 6/13/2021	334,176
349,125	4.250%, 6/13/2021	350,260
	Hargray Communications Group, Inc., Term Loan
590,115	5.250%, 6/26/2019	587,902
	Integra Telecom Holdings, Inc., Term Loan
366,168	5.250%, 8/14/2020	349,690
	Intelsat Jackson Holdings SA, Term Loan
217,409	3.750%, 6/30/2019	203,658
	Level 3 Communications, Inc., Term Loan
490,000	4.000%, 8/1/2019	491,225
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
605,000	4.500%, 1/7/2022	577,273
	LTS Buyer, LLC, Term Loan
534,875	4.000%, 4/13/2020	533,003
	MCC Georgia, LLC, Term Loan
373,350	3.750%, 6/30/2021	372,260
	McGraw-Hill Global Education Holdings, LLC, Term Loan
440,218	6.250%, 3/22/2019	439,853
	NEP/NCP Holdco, Inc., Term Loan
492,118	4.250%, 1/22/2020	464,437
	NTelos, Inc., Term Loan
291,688	5.750%, 11/9/2019	290,958
	Numericable US, LLC, Term Loan
547,250	4.563%, 7/29/2022	545,882
19,950	4.750%, 2/10/2023	19,957
	SBA Senior Finance II, LLC, Term Loan
564,937	3.250%, 3/24/2021	563,926
	TNS, Inc., Term Loan
330,023	5.000%, 2/14/2020	326,723
	Univision Communications, Inc., Term Loan
529,605	4.000%, 3/1/2020	528,752
	Virgin Media Investment Holdings, Ltd., Term Loan
360,227	3.649%, 6/30/2023	359,326
	WideOpenWest Finance, LLC, Term Loan
355,118	4.500%, 4/1/2019	353,048
	WMG Acquisition Corporation, Term Loan
453,375	3.750%, 7/1/2020	447,626
	XO Communications, LLC, Term Loan
441,000	4.250%, 3/20/2021	440,356
	Yankee Cable Acquisition, LLC, Term Loan
456,361	4.250%, 3/1/2020	456,503
	Zayo Group, LLC, Term Loan
527,279	3.750%, 5/6/2021	526,995

	Total	13,920,019

Consumer Cyclical (2.6%)
	Amaya BV, Term Loan
1,044,160	5.000%, 8/1/2021	997,830
	Burlington Coat Factory Warehouse Corporation, Term Loan
435,997	4.250%, 8/13/2021	436,996
	Ceridian HCM Holding, Inc., Term Loan
243,917	4.500%, 9/15/2020	233,348
	Charter Communications Operating, LLC, Term Loan
486,250	3.000%, 1/3/2021	484,830
	Chrysler Group, LLC, Term Loan
37,013	3.500%, 5/24/2017	37,023

The accompanying Notes to Financial Statements are an integral part of this schedule.

78

BALANCED INCOME PLUS FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Bank Loans (15.8%)[a]	Value
Consumer Cyclical (2.6%) - continued
	Golden Nugget, Inc., Delayed Draw
$66,780	5.500%, 11/21/2019	$66,822
	Golden Nugget, Inc., Term Loan
155,820	5.500%, 11/21/2019	155,918
	IMG Worldwide, Inc., Term Loan
579,444	5.250%, 5/6/2021	578,140
	J.C. Penney Corporation, Inc., Term Loan
538,601	6.000%, 5/22/2018	539,441
	Jack Ohio Finance, LLC, Term Loan
331,438	5.000%, 6/20/2019	314,312
	Marina District Finance Company, Inc., Term Loan
222,632	6.500%, 8/15/2018	222,353
	Michaels Stores, Inc., Term Loan
475,557	4.000%, 1/28/2020	477,222
	Mohegan Tribal Gaming Authority, Term Loan
587,322	5.500%, 6/15/2018	583,404
	Scientific Games International, Inc., Term Loan
542,512	6.000%, 10/18/2020	533,442
547,899	6.000%, 10/1/2021[c,d]	538,738
	Seminole Hard Rock Entertainment, Inc., Term Loan
598,922	3.500%, 5/14/2020	596,928
	Seminole Indian Tribe of Florida, Term Loan
386,012	3.000%, 4/29/2020	385,773

	Total	7,182,520

Consumer Non-Cyclical (2.7%)
	Albertson’s, LLC, Term Loan
756,939	5.500%, 3/21/2019	757,885
194,513	5.500%, 12/21/2022	195,080
	Catalina Marketing Corporation, Term Loan
550,200	4.500%, 4/9/2021	464,231
	CHS/Community Health Systems, Inc., Term Loan
118,605	3.750%, 12/31/2018	118,012
125,476	3.750%, 1/27/2021	123,549
230,873	4.000%, 1/27/2021	227,357
	Endo Luxembourg Finance I Co Sarl, Term Loan
403,988	3.750%, 9/26/2022	402,473
	JBS USA, LLC, Term Loan
439,511	3.750%, 5/25/2018	439,238
109,725	4.000%, 10/30/2022	109,588
	Libbey Glass, Inc., Term Loan
271,918	3.750%, 4/9/2021	271,238
	LTF Merger Sub, Inc., Term Loan
471,437	4.250%, 6/10/2022	468,491
	Mallinckrodt International Finance SA, Term Loan
219,443	3.500%, 3/19/2021	216,333
	Ortho-Clinical Diagnostics, Inc., Term Loan
647,408	4.750%, 6/30/2021	612,377
	Owens-Brockway Glass Container, Inc., Term Loan
543,125	3.500%, 9/1/2022	543,576
	Sterigenics-Nordion Holdings, LLC, Term Loan
320,887	4.250%, 5/16/2022	320,085
	Supervalu, Inc., Term Loan
659,244	4.500%, 3/21/2019	651,518
	Valeant Pharmaceuticals International, Inc., Term Loan
1,683,902	5.000%, 4/1/2022[c,d]	1,640,121

	Total	7,561,152

Energy (0.9%)
	Arch Coal, Inc., Term Loan
487,400	7.500%, 5/16/2018[b]	203,489
	Energy Solutions, LLC, Term Loan
383,054	6.750%, 5/29/2020	371,562
	Exgen Renewables I, LLC, Term Loan
314,080	5.250%, 2/6/2021	314,865
	Houston Fuel Oil Terminal, LLC, Term Loan
330,000	0.000%, 8/19/2021[c,d]	316,800
	McJunkin Red Man Corporation, Term Loan
346,279	4.750%, 11/8/2019	335,603
	MEG Energy Corporation, Term Loan
420,606	0.000%, 3/31/2020[c,d]	375,740
	Pacific Drilling SA, Term Loan
530,012	4.500%, 6/3/2018	151,716
	Targa Resources Partners, LP, Term Loan
251,163	5.750%, 2/27/2022	238,605
	Western Refining, Inc., Term Loan
209,464	4.250%, 11/12/2020	206,978

	Total	2,515,358

Financials (0.9%)
	DJO Finance, LLC, Term Loan
213,388	4.250%, 6/7/2020	207,253
	Harland Clarke Holdings Corporation, Term Loan
482,698	7.000%, 5/22/2018	476,543
	MPH Acquisition Holdings, LLC, Term Loan
857,418	3.750%, 3/31/2021	852,917
	TransUnion, LLC, Term Loan
539,000	3.500%, 4/9/2021	536,440
	WaveDivision Holdings, LLC, Term Loan
549,068	4.000%, 10/15/2019	547,465

	Total	2,620,618

Technology (1.4%)
	Avago Technologies Cayman Finance, Ltd., Term Loan
1,205,000	4.250%, 2/1/2023[c,d]	1,205,217
	First Data Corporation, Term Loan
110,000	3.939%, 9/24/2018	110,069
594,310	4.439%, 3/24/2021[c,d]	595,546
100,000	4.189%, 7/8/2022	100,025
	ON Semiconductor Corporation, Term Loan
655,000	5.250%, 3/31/2023	657,594

The accompanying Notes to Financial Statements are an integral part of this schedule.

79

BALANCED INCOME PLUS FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Bank Loans (15.8%)[a]	Value
Technology (1.4%) - continued
	SS&C European Holdings SARL, Term Loan
$240,646	4.007%, 7/8/2022	$241,247
34,285	4.019%, 7/8/2022	34,371
	Western Digital Corporation, Term Loan
875,000	0.000%, 3/16/2023[c,d]	853,851

	Total	3,797,920

Transportation (0.6%)
	American Airlines, Inc., Term Loan
473,462	3.250%, 6/27/2020	470,328
	Delta Airlines, Inc., Term Loan
547,250	3.250%, 8/24/2022	546,440
	OSG Bulk Ships, Inc., Term Loan
294,855	5.250%, 8/5/2019	279,375
	XPO Logistics, Inc., Term Loan
523,688	5.500%, 11/1/2021[c,d]	525,652

	Total	1,821,795

Utilities (0.5%)
	Calpine Corporation, Term Loan
297,209	4.000%, 10/31/2020	296,838
534,594	3.500%, 5/27/2022	531,157
	Intergen NV, Term Loan
530,013	5.500%, 6/15/2020	465,086

	Total	1,293,081

	Total Bank Loans (cost $46,609,277)	44,457,015

Shares	Common Stock (44.4%)	Value
Consumer Discretionary (7.2%)
3,700	Aisan Industry Company, Ltd.	27,398
2,770	Amazon.com, Inc.[e]	1,827,064
2,140	AutoZone, Inc.[e]	1,637,592
600	Bayerische Motoren Werke AG	47,772
8,100	Berkeley Group Holdings plc	354,947
11,410	Best Buy Company, Inc.	366,033
4,500	Betsson ABe	60,911
1,200	Brembo SPA	64,562
3,100	Bridgestone Corporation	114,103
3,800	Bunzl plc	113,423
7,800	Burlington Stores, Inc.[e]	444,366
6,000	Calsonic Kansei Corporation	40,981
5,890	Cedar Fair, LP	342,032
100	Christian Dior SE	17,572
7,500	Cineworld Group plc	56,793
31,578	Comcast Corporation	1,918,679
2,200	Compass Group plc	39,179
200	Continental AG	44,043
4,360	Core-Mark Holding Company, Inc.	356,038
1,100	Daimler AG	76,645
25,600	Debenhams plc	29,400
11,000	Denso Corporation	418,123
13,740	Discovery Communications, Inc.[e]	375,239
14,900	EDION Corporation	120,559
6,400	Eutelsat Communications	198,840
19,110	Ford Motor Company	259,132
10,200	Fuji Heavy Industries, Ltd.	334,917
8,170	General Motors Company	259,806
14,000	Gunze, Ltd.	39,122
3,600	Hakuhodo Dy Holdings, Inc.	40,585
5,520	Harman International Industries, Inc.	423,715
800	Hennes & Mauritz AB	28,488
15,700	Honda Motor Company, Ltd.	423,677
1,500	Iida Group Holdings Company, Ltd.	28,014
14,900	Inchcape plc	147,794
2,300	Intertek Group plc	109,723
2,800	Isuzu Motors, Ltd.	29,961
881	Linamar Corporation	38,148
800	LVMH Moet Hennessy Louis Vuitton SE	133,290
4,200	Marks and Spencer Group plc	26,053
17,200	MDC Partners, Inc.[f]	348,128
7,970	Newell Brands, Inc.	362,954
28,160	NIKE, Inc.	1,659,750
5,200	Nissan Motor Company, Ltd.	46,145
7,100	NOK Corporation	117,673
2,200	Nokian Renkaat Oyj	81,259
300	Paddy Power plc	40,319
6,000	PanaHome Corporation	46,785
15,800	Persimmon plc	459,562
1,400	ProSiebenSat.1 Media AG	71,519
6,237	Restoration Hardware Holdings, Inc.[e,f]	269,875
600	Rightmove plc	33,909
3,600	Sekisui House, Ltd.	62,508
3,800	SHOWA Corporation	32,995
5,500	Sports Direct International plc[e]	31,027
1,700	Stanley Electric Company, Ltd.	34,565
10,200	Star Entertainment Group, Ltd.	43,554
13,090	Starbucks Corporation	736,051
10,200	Sumitomo Forestry Company, Ltd.	117,762
5,800	Sumitomo Rubber Industries, Ltd.	88,297
500	Swatch Group AG	33,453
1,300	Tamron Company, Ltd.	21,015
6,870	Target Corporation	546,165
12,100	Tatts Group, Ltd.	34,481
34,700	Taylor Wimpey plc	93,605
2,400	Tokai Rika Company, Ltd.	44,438
11,970	Toll Brothers, Inc.[e]	326,781
4,400	Toyota Motor Corporation	223,035
9,300	UBM plc	77,485
2,200	USS Company, Ltd.	34,800
200	Valora Holding AG	48,849
5,000	Wacoal Holdings Corporation	60,287
13,340	Walt Disney Company	1,377,488
9,800	WH Smith plc	240,081
720	Whirlpool Corporation	125,381
1,400	Whitbread plc	79,355
9,000	Wolters Kluwer NV	342,835
8,900	WPP plc	207,928
8,800	Yokohama Rubber Company, Ltd.	147,529

	Total	20,164,347

Consumer Staples (2.7%)
600	AarhusKarlshamn AB	45,379
10,959	Anheuser-Busch InBev NV ADR	1,360,889
6,800	Axfood AB	126,081
1,700	British American Tobacco plc	103,653
28,210	Coca-Cola Company	1,263,808
10,200	Coca-Cola HBC AG	209,081
2,200	Henkel AG & Company KGaA	223,795
15,918	Imperial Brands plc	865,516
2,000	Jeronimo Martins SGPS SA	32,745
29,800	Koninklijke Ahold NV	648,875
700	KOSE Corporation	64,025

The accompanying Notes to Financial Statements are an integral part of this schedule.

80

BALANCED INCOME PLUS FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Shares	Common Stock (44.4%)	Value
Consumer Staples (2.7%) - continued
6,300	Nestle SA	$470,230
5,000	Nippon Meat Packers, Inc.	111,447
13,100	Philip Morris International, Inc.	1,285,372
2,500	Suedzucker AG	44,145
1,100	Sugi Holdings Company, Ltd.	53,183
7,000	Swedish Match AB	222,333
8,770	WhiteWave Foods Company[e]	352,642
5,098	Woolworths, Ltd.	85,310

	Total	7,568,509

Energy (3.3%)
186,823	BP plc	1,029,283
7,660	Continental Resources, Inc.[e]	285,412
15,380	EOG Resources, Inc.	1,270,696
17,490	EQT Corporation	1,226,049
43,500	Kinder Morgan, Inc.	772,560
8,787	OMV AG	264,402
6,631	Royal Dutch Shell plc	175,178
3,800	Royal Dutch Shell plc, Class B	99,769
50,500	Spectra Energy Corporation	1,579,135
5,064	Statoil ASA	89,133
6,850	Total SA	346,206
7,960	Transocean, Ltd.	88,197
1,216	Vantage Drilling International[e]	115,520
185,340	Weatherford International plc[e]	1,506,814
35,840	WPX Energy, Inc.[e]	346,214

	Total	9,194,568

Financials (13.3%)
1,800	Acadia Realty Trust	60,660
1,900	AEON Financial Service Company, Ltd.	42,406
2,520	Affiliated Managers Group, Inc.[e]	429,206
1,800	Agree Realty Corporation	69,804
7,790	Alexandria Real Estate Equities, Inc.	724,080
7,900	Allianz SE	1,344,017
800	American Campus Communities, Inc.	35,800
796	American Farmland Company	5,500
6,100	Anima Holding SPA[g]	43,323
3,700	Apartment Investment & Management Company	148,222
48,200	Apollo Investment Corporation	280,524
1,600	Apple Hospitality REIT, Inc.	30,288
22,200	Ares Capital Corporation	337,218
21,200	Australia & New Zealand Banking Group, Ltd.	388,596
2,800	AvalonBay Communities, Inc.	495,012
28,100	Banco Santander SA	142,702
33,600	Bank Hapoalim, Ltd.	173,084
27,400	Bank of East Asia, Ltd.	99,407
12,382	Bank of Nova Scotia	649,347
9,168	Bank of Queensland, Ltd.	77,961
21,300	BinckBank NV	125,521
1,100	Bluerock Residential Growth REIT, Inc.	12,034
5,610	Boston Properties, Inc.	722,905
20,781	Brixmor Property Group, Inc.[d]	524,720
7,580	Camden Property Trust	611,933
4,010	Canadian Western Bank	88,465
6,300	Capital Shopping Centres Group plc	28,055
28,600	CapitaMall Trust	43,905
1,650	Care Capital Properties, Inc.	44,006
50,300	Charles Schwab Corporation	1,429,023
1,025	Chesapeake Lodging Trust	25,246
9,000	Chiba Bank, Ltd.	45,450
33,530	Citigroup, Inc.	1,551,768
9,100	CNP Assurances	155,067
600	CoreSite Realty Corporation	44,958
4,420	Crown Castle International Corporation	384,010
5,200	CubeSmart	153,972
1,400	CyrusOne, Inc.	61,782
2,000	Daiwa House Industry Company, Ltd.	53,433
2,600	Danske Bank AS	73,566
3,300	DDR Corporation	57,750
1,400	Derwent London plc	67,287
42,100	DEXUS Property Group	268,438
2,686	Digital Realty Trust, Inc.	236,314
27,566	Direct Line Insurance Group plc	146,035
1,300	Douglas Emmett, Inc.	42,185
30,660	Duke Realty Corporation	670,534
1,100	DuPont Fabros Technology, Inc.	43,802
1,100	Education Realty Trust, Inc.	43,747
19,810	Encore Capital Group, Inc.[e,f]	557,651
1,219	EPR Properties	80,308
1,839	Equinix, Inc.	607,514
2,700	Equity Lifestyle Properties, Inc.	184,923
1,000	Equity One, Inc.	28,300
8,830	Equity Residential	601,058
9,900	Erste Group Bank AGe	284,985
1,500	Essex Property Trust, Inc.	330,675
3,300	EXOR SPA	124,290
2,500	Extra Space Storage, Inc.	212,375
1,100	Federal Realty Investment Trust	167,288
800	First Industrial Realty Trust, Inc.	18,352
21,900	FlexiGroup, Ltd.	39,589
26,100	Frasers Centrepoint Trust	37,815
61,000	Fukuoka Financial Group, Inc.	208,528
11,114	General Growth Properties, Inc.	311,525
2,245	Genworth MI Canada, Inc.	58,116
1,400	GEO Group, Inc.	44,842
7,300	Great Portland Estates plc	80,944
7,932	H&R Real Estate Investment Trust	138,575
3,600	Hamborner REIT AG	40,084
7,700	Hang Seng Bank, Ltd.	139,605
3,500	Hannover Rueckversicherung SE	400,125
7,000	HCP, Inc.	236,810
4,900	Healthcare Trust of America, Inc.	141,561
43,400	Henderson Group plc	162,474
6,000	Henderson Land Development Company, Ltd.	37,395
3,500	Highwoods Properties, Inc.	163,555
1,300	Hitachi Capital Corporation	27,765
2,700	Hospitality Properties Trust	69,093
16,411	Host Hotels & Resorts, Inc.	259,622
1,050	Hudson Pacific Properties, Inc.	30,712
8,000	Hufvudstaden AB	124,148
60,000	Hysan Development Company, Ltd.	265,108
2,000	Intact Financial Corporation	148,004
4,390	Intercontinental Exchange, Inc.	1,053,732
9,350	Invesco Mortgage Capital, Inc.	120,147
38,300	Investec plc	293,303
1,400	Iron Mountain, Inc.	51,142
700	Jyske Bank AS	28,647
1,600	Kilroy Realty Corporation	103,696
11,400	Kimco Realty Corporation	320,568
736	Lamar Advertising Company	45,661
2,100	LaSalle Hotel Properties	50,190
800	Liberty Property Trust	27,920
42,000	Link REIT	254,809
16,200	Live Oak Bancshares, Inc.[f]	254,988

The accompanying Notes to Financial Statements are an integral part of this schedule.

81

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Schedule of Investments as of April 29, 2016

(unaudited)

Shares	Common Stock (44.4%)	Value
Financials (13.3%) - continued
3,150	Macerich Company	$239,652
7,200	Macquarie Group, Ltd.	344,917
5,800	Medical Properties Trust, Inc.	77,198
20,130	MetLife, Inc.	907,863
300	MGM Growth Properties, LLC[e]	6,621
2,000	Mid-America Apartment Communities, Inc.	191,420
126,000	Mizuho Financial Group, Inc.	188,863
6,900	National Australia Bank, Ltd.	141,561
7,300	National Bank of Canada	260,885
1,400	National Health Investors, Inc.	95,326
4,900	National Retail Properties, Inc.	214,424
182,000	New World Development Company, Ltd.	181,001
2,150	NorthStar Realty Finance Corporation	27,498
10,600	Old Mutual plc	28,819
2,700	Omega Healthcare Investors, Inc.	91,179
1,600	Outfront Media, Inc.	34,704
10,940	PacWest Bancorp	437,381
3,100	Parkway Properties, Inc.	50,995
1,100	Pebblebrook Hotel Trust	30,404
7,200	Physicians Realty Trust	130,536
10,200	Poundland Group plc	25,669
2,259	Power Corporation of Canada	54,895
16,893	Prologis, Inc.	767,111
3,270	Public Storage, Inc.	800,529
823	QTS Realty Trust, Inc.	39,850
5,040	Raymond James Financial, Inc.	262,937
1,700	Realty Income Corporation	100,640
2,200	Regency Centers Corporation	162,140
1,200	Retail Opportunity Investments Corporation	23,604
5,094	RLJ Lodging Trust	107,331
900	Sampo Oyj	39,367
5,200	Schroders plc	191,425
8,060	Simon Property Group, Inc.	1,621,430
1,800	SL Green Realty Corporation	189,144
18,900	Solar Capital, Ltd.	333,207
1,369	Sovran Self Storage, Inc.	145,415
15,400	Spirit Realty Captial, Inc.	176,022
122,000	Stockland	403,516
3,170	Store Capital Corporation	81,374
41,000	Sumitomo Mitsui Trust Holdings, Inc.	126,029
4,100	Summit Hotel Properties, Inc.	46,740
600	Sun Communities, Inc.	40,722
2,955	Sunstone Hotel Investors, Inc.	37,854
3,900	Swiss Re AG	346,627
37,460	Synchrony Financial[e]	1,145,152
20,000	T&D Holdings, Inc.	191,449
1,200	Talanx AG	39,937
2,632	Tanger Factory Outlet Centers, Inc.	92,331
700	Taubman Centers, Inc.	48,615
800	Tokio Marine Holdings, Inc.	26,178
2,377	Toronto-Dominion Bank	105,807
5,800	UDR, Inc.	202,536
23,100	United Overseas Bank, Ltd.	318,332
3,100	Urban Edge Properties	80,414
5,500	Ventas, Inc.	341,660
4,289	VEREIT, Inc.	38,086
6,330	Vornado Realty Trust	605,971
2,100	Weingarten Realty Investors	77,532
14,193	Welltower, Inc.	985,278
5,000	Wharf Holdings, Ltd.	27,025
7,000	Wheelock and Company, Ltd.	32,407
45,600	Wing Tai Holdings, Ltd.	63,473
1,100	WP Carey, Inc.	67,199
13,610	XL Group plc	445,455
16,925	Zions Bancorporation	465,776

	Total	37,507,023

Health Care (4.7%)
40,837	Abbott Laboratories	1,588,559
500	Actelion, Ltd.	81,040
12,220	Akorn, Inc.[e]	310,999
3,778	Allergan plc[e]	818,164
5,480	Amgen, Inc.	867,484
2,200	Astellas Pharmaceutical, Inc.	29,662
200	Bayer AG	23,113
5,600	Essilor International SA	724,957
500	Gerresheimer AG	37,291
6,400	Hikma Pharmaceuticals plc	206,341
10,610	Hologic, Inc.[e]	356,390
2,910	ICON plc[e]	196,658
800	Lonza Group AG	133,431
21,830	Medtronic plc	1,727,844
29,960	Merck & Company, Inc.	1,643,006
2,400	Merck KGaA[e]	226,026
5,090	Mylan NV	212,304
10,200	Novartis AG	776,243
7,800	Novo Nordisk AS	435,508
24,190	Pfizer, Inc.	791,255
1,000	Roche Holding AG-Genusschein	253,009
8,600	Sanofi	708,872
2,800	Teleflex, Inc.	436,184
4,576	Vertex Pharmaceuticals, Inc.[e]	385,940
2,670	Waters Corporation[e]	347,527

	Total	13,317,807

Industrials (4.8%)
2,400	Adecco SA	154,928
4,830	AerCap Holdings NVe	193,248
3,400	Aida Engineering, Ltd.	31,019
43,400	Air New Zealand, Ltd.	74,468
1,900	Airbus Group NV	118,784
3,800	Amada Holdings Company, Ltd.	38,177
1,100	Andritz AG	61,746
20,000	Asahi Glass Company, Ltd.	117,129
1,200	Atlas Copco Aktiebolag	31,089
3,000	Babcock International Group plc	41,631
10,500	Central Glass Company, Ltd.	58,535
2,200	Compagnie de Saint-Gobain	100,810
4,000	Dai Nippon Printing Company, Ltd.	37,514
5,028	Dart Group plc	45,880
3,500	Deutsche Post AG	102,807
1,100	DSV AS	46,308
7,838	EMCOR Group, Inc.	379,986
3,370	Equifax, Inc.	405,243
1,600	FANUC Corporation	236,355
5,300	Ferrovial SA	114,348
100	Flughafen Zuerich AG	91,867
10,000	Fuji Electric Company, Ltd.	42,552
3,439	Galliford Try plc	64,288
100	Georg Fischer AG	81,302
6,000	Hankyu Hanshin Holdings, Inc.	38,031
7,870	HNI Corporation	344,076
700	Hochtief AG	89,931
14,780	Honeywell International, Inc.	1,688,911
600	Hoshizaki Electric Company, Ltd.	50,354
10,850	Illinois Tool Works, Inc.	1,134,042
2,400	Inaba Denki Sangyo Company, Ltd.	75,357

The accompanying Notes to Financial Statements are an integral part of this schedule.

82

BALANCED INCOME PLUS FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Shares	Common Stock (44.4%)	Value
Industrials (4.8%) - continued
13,630	Ingersoll-Rand plc	$893,310
6,002	Intrum Justitia AB	215,750
30,800	ITOCHU Corporation	391,425
39,910	Jacobs Engineering Group, Inc.[e]	1,779,187
11,400	KITZ Corporation	46,210
9,000	KONE Oyj	411,234
2,500	Koninklijke Boskalis Westminster NV	104,258
500	Kuehne & Nagel International AG	72,158
18,500	Macquarie Infrastructure Corporation	1,302,215
11,900	Masco Corporation	365,449
16,700	Meggitt plc	100,407
3,580	Middleby Corporation[e]	392,511
4,500	MIRAIT Holdings Corporation	39,444
1,700	Mitsubishi Corporation	28,575
6,000	Mitsuboshi Belting, Ltd.	47,456
7,500	MTR Corporation, Ltd.	37,079
4,800	Nikkon Holdings Company, Ltd.	89,145
8,000	Nippon Express Company, Ltd.	36,507
8,000	Nitto Kogyo Corporation	126,663
500	Randstad Holding NV	26,868
500	Rieter Holding AG	103,646
1,511	Saft Groupe SA	46,943
7,000	Sanwa Holdings Corporation	54,312
200	Schindler Holding AG	36,475
16,300	SIG plc	32,321
1,300	Skanska AB	28,653
1,400	Southwest Airlines Company	62,454
3,200	Sumitomo Electric Industries, Ltd.	38,495
1,200	TOTO, Ltd.	40,692
1,100	Travis Perkins plc	29,761
600	Vestas Wind Systems AS	42,949
3,630	WABCO Holdings, Inc.[e]	407,141
1,757	WSP Global, Inc.	59,108
1,400	Yuasa Trading Company, Ltd.	31,462

	Total	13,610,979

Information Technology (5.9%)
1,870	Alphabet, Inc., Class Ae	1,323,736
1,259	Alphabet, Inc., Class Ce	872,500
800	Amadeus IT Holding SA	36,480
13,023	Apple, Inc.	1,220,776
880	AtoS	78,326
6,250	Autodesk, Inc.[e]	373,875
4,300	Canon, Inc.	120,240
5,460	Check Point Software Technologies, Ltd.[e]	452,470
24,710	Cisco Systems, Inc.	679,278
51,430	EMC Corporation	1,342,837
13,710	Facebook, Inc.[e]	1,612,022
24,690	Finisar Corporation[e]	406,397
13,100	FUJIFILM Holdings NPV	537,733
3,000	Hitachi Kokusai Electric, Inc.	31,446
2,400	Hoya Corporation	91,906
2,500	IT Holdings Corporation	59,079
1,800	ITOCHU Techno-Solutions Corporation	35,273
13,910	Juniper Networks, Inc.	325,494
1,100	Kyocera Corporation	54,582
8,930	MasterCard, Inc.	866,121
20,750	Microsoft Corporation	1,034,802
4,200	NEC Networks & System Integration Corporation	65,137
1,606	Neopost SA	39,342
2,400	NS Solutions Corporation	41,724
7,410	Plantronics, Inc.	284,914
13,850	Progress Software Corporation[e]	353,452
16,835	QLIK Technologies, Inc.[e]	518,350
6,880	Salesforce.com, Inc.[e]	521,504
9,500	Shinko Electric Industries Company, Ltd.	52,766
500	TDK Corporation	29,257
100	U-Blox AG	19,886
1,810	Ultimate Software Group, Inc.[e]	355,828
700	United Internet AG	34,215
22,840	Visa, Inc.	1,764,162
23,850	Xilinx, Inc.	1,027,458

	Total	16,663,368

Materials (1.3%)
400	Air Liquide SA	45,367
1,280	Ashland, Inc.	142,848
34,000	BHP Billiton, Ltd.	530,978
9,800	BillerudKorsnas AB	152,403
11,100	Boral, Ltd.	54,025
2,900	Buzzi Unicem SPA	55,084
245	CCL Industries, Inc.	44,862
3,160	Crown Holdings, Inc.[e]	167,354
17,800	Daicel Corporation	222,357
3,980	Domtar Corporation	153,787
900	Evonik Industries AG	28,556
2,500	FMC Corporation	108,150
3,300	Hexpol AB	34,153
2,100	JFE Holdings, Inc.	29,470
500	LafargeHolcim, Ltd.[e]	25,388
200	Linde AG	30,600
12,800	Mitsubishi Chemical Holdings Corporation	66,797
5,000	Mitsubishi Gas Chemical Company, Inc.	27,419
1,000	Nippon Shokubai Company, Ltd.	51,796
5,200	Nippon Steel & Sumitomo Metal Corporation	108,200
17,712	Norsk Hydro ASA	77,065
3,200	Novozymes AS	153,479
7,000	Oji Holdings Corporation	28,746
2,710	Packaging Corporation of America	175,825
1,670	PPG Industries, Inc.	184,351
931	Rio Tinto, Ltd.	36,326
7,680	Steel Dynamics, Inc.	193,613
7,000	Sumitomo Seika Chemicals Company, Ltd.	33,636
6,000	Tosoh Corporation	27,425
600	Umicore SA	29,952
9,997	UPM-Kymmene Oyj	191,364
9,528	Yara International ASA	381,101

	Total	3,592,477

Telecommunications Services (0.6%)
3,862	BCE, Inc.	181,111
8,900	Elisa Oyj	332,790
8,700	Freenet AG	266,320
107,233	KCOM Group plc	162,168
8,400	Orange SA	139,558
3,100	Proximus SA	104,482
14,000	Telefonica Deutschland Holding AG	71,232
18,840	Zayo Group Holdings, Inc.[e]	489,087

	Total	1,746,748

Utilities (0.6%)
2,000	Chubu Electric Power Company, Inc.	26,344

The accompanying Notes to Financial Statements are an integral part of this schedule.

83

BALANCED INCOME PLUS FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Shares	Common Stock (44.4%)	Value
Utilities (0.6%) - continued
65,800	Electricidade de Portugal SA	$233,925
6,300	Kansai Electric Power Company, Inc.[e]	55,485
22,030	MDU Resources Group, Inc.	441,922
9,030	NorthWestern Corporation	513,265
37,000	Redes Energeticas Nacionais SGPS SA	110,966
7,000	Toho Gas Company, Ltd.	47,794
4,500	Tohoku Electric Power Company, Inc.	57,532
5,200	Tokyo Electric Power Company, Inc.[e]	27,851
14,600	United Utilities Group plc	200,767
1,600	Veolia Environnement SA	39,305

	Total	1,755,156

	Total Common Stock (cost $117,791,230)	125,120,982

Principal Amount	Long-Term Fixed Income (31.8%)	Value
Asset-Backed Securities (1.3%)
	Asset Backed Securities Corporation Home Equity Loan Trust
$273,964	0.579%, 7/25/2036[h]	238,725
	Bayview Opportunity Master Fund Trust
85,671	3.623%, 4/28/2030[g]	85,101
213,885	3.228%, 7/28/2034*,i	213,620
	Conseco Financial Corporation
51,510	6.330%, 11/1/2029	52,316
	GMAC Mortgage Corporation Loan Trust
185,792	0.613%, 8/25/2035[h,j]	175,282
252,712	0.613%, 12/25/2036[h,j]	223,099
	IndyMac INDA Mortgage Loan Trust
261,801	4.615%, 8/25/2036	243,044
	IndyMac INDX Mortgage Loan Trust
385,613	0.649%, 4/25/2046[h]	281,023
	J.P. Morgan Mortgage Acquisition Trust
191,006	4.092%, 3/25/2047[i]	141,175
	Lehman XS Trust
200,940	5.440%, 8/25/2035[i]	175,211
	Popular ABS Mortgage Pass-Through Trust
250,000	5.297%, 11/25/2035[i]	237,759
	Renaissance Home Equity Loan Trust
328,367	5.608%, 5/25/2036[i]	210,213
476,444	5.285%, 1/25/2037[i]	248,434
	Sunset Mortgage Loan Company, LLC
158,975	4.459%, 9/16/2045*,i	158,936
	U.S. Residential Opportunity Fund III Trust
207,201	3.721%, 1/27/2035*	205,445
	Vericrest Opportunity Loan Transferee
136,800	3.375%, 10/25/2058*,i	134,722
150,070	3.500%, 6/26/2045[g]	148,153
	Wachovia Asset Securitization, Inc.
363,728	0.579%, 7/25/2037*,h,j	304,005

	Total	3,476,263

Basic Materials (0.5%)
	Albemarle Corporation
88,000	3.000%, 12/1/2019	88,615
	ArcelorMittal SA
260,000	6.500%, 3/1/2021[f]	265,850
	Dow Chemical Company
66,000	8.550%, 5/15/2019	78,815
	First Quantum Minerals, Ltd.
310,000	7.000%, 2/15/2021[g]	252,650
	Freeport-McMoRan, Inc.
44,000	2.300%, 11/14/2017	42,570
	Glencore Funding, LLC
60,000	1.693%, 4/16/2018[g,h]	57,000
	LyondellBasell Industries NV
62,000	5.000%, 4/15/2019	66,901
	NOVA Chemicals Corporation
281,626	5.250%, 8/1/2023[g]	284,442
	Royal Gold, Inc., Convertible
140,000	2.875%, 6/15/2019	141,138
	RPM International, Inc., Convertible
140,000	2.250%, 12/15/2020	166,163

	Total	1,444,144

Capital Goods (1.1%)
	Ball Corporation
200,000	4.375%, 12/15/2020	208,000
	Berry Plastics Corporation
155,000	6.000%, 10/15/2022[g]	161,975
	Building Materials Corporation of America
285,000	6.000%, 10/15/2025[g]	307,088
	Cemex SAB de CV
310,000	5.700%, 1/11/2025[g]	298,375
	CNH Industrial Capital, LLC
310,000	4.375%, 11/6/2020[f]	308,063
	Crown Americas Capital Corporation IV
260,000	4.500%, 1/15/2023	265,200
	General Electric Company
331,000	5.000%, 12/29/2049[k]	343,826
	Huntington Ingalls Industries, Inc.
300,000	5.000%, 12/15/2021[g]	314,439
	L-3 Communications Corporation
75,000	1.500%, 5/28/2017	74,985
	Lockheed Martin Corporation
60,000	2.500%, 11/23/2020	61,727
	Martin Marietta Materials, Inc.
88,000	1.729%, 6/30/2017[h]	87,332
	Nortek, Inc.
187,750	8.500%, 4/15/2021	195,260
	Owens-Brockway Glass Container, Inc.
200,000	5.000%, 1/15/2022[f,g]	206,000
	Roper Industries, Inc.
60,000	2.050%, 7/10/2022	60,720
	United Rentals North America, Inc.
300,000	5.500%, 7/15/2025	298,339

	Total	3,191,329

The accompanying Notes to Financial Statements are an integral part of this schedule.

84

BALANCED INCOME PLUS FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (31.8%)	Value
Collateralized Mortgage Obligations (3.6%)
	Alternative Loan Trust
$135,128	5.500%, 5/25/2035	$134,806
	Angel Oak Mortgage Trust
284,250	4.500%, 11/25/2045*,i	285,802
	Banc of America Alternative Loan Trust
529,662	6.000%, 11/25/2035	462,023
	Banc of America Mortgage Securities, Inc.
181,439	2.856%, 9/25/2035	165,272
	Bear Stearns ALT-A Trust
168,228	2.852%, 10/25/2033	163,680
	Countrywide Alternative Loan Trust
446,714	6.500%, 8/25/2036	325,974
	Countrywide Home Loan Mortgage Pass Through Trust
377,780	2.728%, 11/25/2035	319,635
	Credit Suisse First Boston Mortgage Securities Corporation
300,067	5.250%, 10/25/2035	291,702
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
552,997	5.500%, 11/25/2035	538,230
354,734	1.147%, 4/25/2047[h]	299,028
	GMAC Mortgage Corporation Loan Trust
336,950	3.425%, 5/25/2035	314,346
	HarborView Mortgage Loan Trust
172,716	2.686%, 7/19/2035	150,156
199,161	3.004%, 12/19/2035	173,339
	J.P. Morgan Alternative Loan Trust
254,513	2.768%, 3/25/2036	210,958
598,287	6.500%, 3/25/2036	487,866
	J.P. Morgan Mortgage Trust
479,390	2.876%, 8/25/2035	473,821
524,041	2.779%, 1/25/2037	461,332
	Lehman Mortgage Trust
49,272	6.000%, 1/25/2036	44,798
	Master Asset Securitization Trust
102,151	0.939%, 6/25/2036[h]	55,634
	MortgageIT Trust
550,748	0.699%, 12/25/2035[h]	491,510
743,921	0.639%, 4/25/2036[h]	545,871
	New York Mortgage Trust
234,140	3.181%, 5/25/2036	209,534
	Residential Accredit Loans, Inc. Trust
354,536	5.750%, 9/25/2035	314,063
	Residential Funding Mortgage Security I Trust
615,846	6.000%, 7/25/2037	552,933
	Structured Adjustable Rate Mortgage Loan Trust
319,722	2.767%, 1/25/2035	264,165
257,847	2.748%, 7/25/2035	219,051
379,082	3.007%, 9/25/2035	310,608
	Structured Asset Mortgage Investments, Inc.
855,022	0.749%, 12/25/2035[h]	606,586
	WaMu Mortgage Pass Through Certificates
168,197	1.972%, 1/25/2037	141,159
290,370	1.117%, 1/25/2047[h]	222,377
	Washington Mutual Mortgage Pass Through Certificates
355,996	1.127%, 2/25/2047[h]	249,000
	Wells Fargo Mortgage Backed Securities Trust
470,605	2.851%, 7/25/2036	459,085
324,840	6.000%, 7/25/2037	320,181

	Total	10,264,525

Communications Services (1.6%)
	Altice US Finance I Corporation
200,000	5.500%, 5/15/2026[g]	202,000
	AMC Networks, Inc.
305,000	5.000%, 4/1/2024	305,381
	America Movil SAB de CV
56,000	5.000%, 10/16/2019	61,733
	American Tower Corporation
60,000	2.800%, 6/1/2020	60,676
	AT&T, Inc.
66,000	5.875%, 10/1/2019	74,706
60,000	1.559%, 6/30/2020[h]	59,681
55,000	2.800%, 2/17/2021	56,261
	British Sky Broadcasting Group plc
94,000	2.625%, 9/16/2019[g]	95,556
	CC Holdings GS V, LLC
58,000	2.381%, 12/15/2017	58,695
	CCO Safari II, LLC
29,000	3.579%, 7/23/2020[g]	30,104
29,000	4.464%, 7/23/2022[g]	30,834
	CCOH Safari, LLC
310,000	5.750%, 2/15/2026[g]	320,075
	CenturyLink, Inc.
200,000	6.450%, 6/15/2021	204,000
40,000	7.500%, 4/1/2024	40,100
	Clear Channel Worldwide Holdings, Inc.
200,000	6.500%, 11/15/2022	201,000
	Columbus International, Inc.
175,000	7.375%, 3/30/2021[g]	185,885
	Crown Castle International Corporation
25,000	3.400%, 2/15/2021[d]	25,895
	Digicel, Ltd.
287,750	6.000%, 4/15/2021*	263,291
	Frontier Communications Corporation
275,000	8.875%, 9/15/2020[g]	291,156
	Hughes Satellite Systems Corporation
190,000	6.500%, 6/15/2019	209,238
	Numericable-SFR SA
290,000	6.000%, 5/15/2022[g]	290,377
	SBA Tower Trust
72,000	5.101%, 4/17/2017[g]	72,425
	Sprint Corporation
295,000	7.625%, 2/15/2025	222,356
	Telefonica Emisiones SAU
66,000	3.192%, 4/27/2018	67,954
	T-Mobile USA, Inc.
210,000	6.633%, 4/28/2021	221,288

The accompanying Notes to Financial Statements are an integral part of this schedule.

85

BALANCED INCOME PLUS FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (31.8%)	Value
Communications Services (1.6%) - continued
	Univision Communications, Inc.
$200,000	5.125%, 5/15/2023[g]	$201,500
	UPCB Finance V, Ltd.
220,500	7.250%, 11/15/2021[g]	232,076
	Verizon Communications, Inc.
187,000	2.625%, 2/21/2020	192,679
88,000	4.500%, 9/15/2020	97,300

	Total	4,374,222

Consumer Cyclical (1.5%)
	AMC Entertainment, Inc.
190,000	5.875%, 2/15/2022	197,125
	BMW US Capital, LLC
75,000	1.500%, 4/11/2019[g]	75,158
	Cinemark USA, Inc.
204,000	4.875%, 6/1/2023	202,492
	Corrections Corporation of America
195,000	5.000%, 10/15/2022	203,531
	Daimler Finance North America, LLC
48,000	1.875%, 1/11/2018[g]	48,324
	eBay, Inc.
50,000	2.500%, 3/9/2018	50,925
	ERAC USA Finance, LLC
88,000	2.350%, 10/15/2019[g]	88,803
	Ford Motor Credit Company, LLC
100,000	5.000%, 5/15/2018	106,364
85,000	2.597%, 11/4/2019	86,103
	General Motors Financial Company, Inc.
187,750	3.250%, 5/15/2018	192,077
138,000	4.375%, 9/25/2021	145,924
	Hilton Worldwide Finance, LLC
260,000	5.625%, 10/15/2021	270,803
	Home Depot, Inc.
60,000	1.004%, 9/15/2017[h]	60,256
60,000	2.625%, 6/1/2022	62,097
	Hyundai Capital America
72,000	1.450%, 2/6/2017[g]	71,963
	Jaguar Land Rover Automotive plc
75,000	4.125%, 12/15/2018[g]	77,063
211,000	5.625%, 2/1/2023[g]	222,605
	KB Home
160,000	4.750%, 5/15/2019	160,800
	L Brands, Inc.
211,000	6.625%, 4/1/2021	240,012
	Lennar Corporation
225,000	4.500%, 11/15/2019	233,578
	Macy’s Retail Holdings, Inc.
60,000	7.450%, 7/15/2017	64,052
	MGM Resorts International
310,000	6.000%, 3/15/2023[f]	322,013
	Newell Rubbermaid, Inc.
50,000	3.150%, 4/1/2021	51,788
	Ralph Lauren Corporation
60,000	2.625%, 8/18/2020	61,865
	Royal Caribbean Cruises, Ltd.
287,750	5.250%, 11/15/2022	308,252
	Six Flags Entertainment Corporation
200,000	5.250%, 1/15/2021[g]	207,000
	Toll Brothers Finance Corporation
136,000	4.000%, 12/31/2018	140,760
	Visa, Inc.
60,000	2.200%, 12/14/2020	61,551
	West Corporation
305,000	5.375%, 7/15/2022[g]	276,025

	Total	4,289,309

Consumer Non-Cyclical (1.8%)
	Actavis Funding SCS
40,000	1.887%, 3/12/2020[h]	39,954
	Amgen, Inc.
60,000	2.125%, 5/1/2020	60,410
	Anheuser-Busch Inbev Finance, Inc.
80,000	1.879%, 2/1/2021[h]	81,766
	B&G Foods, Inc.
120,000	4.625%, 6/1/2021	121,950
	BAT International Finance plc
60,000	1.144%, 6/15/2018[g,h]	59,860
	Becton, Dickinson and Company
68,000	1.450%, 5/15/2017	68,124
	Boston Scientific Corporation
40,000	6.000%, 1/15/2020	45,267
	Bunge Limited Finance Corporation
60,000	3.500%, 11/24/2020	61,672
	Cardinal Health, Inc.
60,000	1.950%, 6/15/2018	60,628
	Celgene Corporation
60,000	3.550%, 8/15/2022	62,802
	Centene Escrow Corporation
300,000	5.625%, 2/15/2021[g]	315,750
	CHS/Community Health Systems, Inc.
211,000	7.125%, 7/15/2020	203,674
	Cott Beverages, Inc.
290,000	5.375%, 7/1/2022	297,975
	CVS Health Corporation
66,000	2.250%, 12/5/2018	67,512
	EMD Finance, LLC
35,000	0.992%, 3/17/2017[g,h]	34,976
	Envision Healthcare Corporation
300,000	5.125%, 7/1/2022[g]	305,250
	Express Scripts Holding Company
50,000	3.900%, 2/15/2022	52,597
	Forest Laboratories, Inc.
91,000	4.375%, 2/1/2019[g]	96,037
	Fresenius Medical Care US Finance, Inc.
187,750	5.750%, 2/15/2021[g]	205,586
	Gilead Sciences, Inc.
20,000	2.550%, 9/1/2020	20,774
60,000	3.250%, 9/1/2022	63,574
	Grifols Worldwide Operations, Ltd.
200,000	5.250%, 4/1/2022	206,000
	HCA, Inc.
187,750	4.750%, 5/1/2023	192,444
	Iconix Brand Group, Inc., Convertible
140,000	1.500%, 3/15/2018	105,263
	JBS USA, LLC
300,000	5.750%, 6/15/2025[g]	276,000

The accompanying Notes to Financial Statements are an integral part of this schedule.

86

BALANCED INCOME PLUS FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (31.8%)	Value
Consumer Non-Cyclical (1.8%) - continued
	Laboratory Corporation of America Holdings
$35,000	2.625%, 2/1/2020	$35,355
	Land O’Lakes, Inc.
240,000	8.000%, 12/31/2049[g,k]	247,200
	Mead Johnson Nutrition Company
60,000	3.000%, 11/15/2020	62,105
	Merck & Company, Inc.
35,000	0.996%, 2/10/2020[h]	34,969
	Mondelez International, Inc.
48,000	2.250%, 2/1/2019	48,841
	Mylan NV
30,000	3.750%, 12/15/2020[g]	31,037
	Pinnacle Foods, Inc.
200,000	5.875%, 1/15/2024[g]	211,500
	Revlon Consumer Products Corporation
187,750	5.750%, 2/15/2021	190,801
	Reynolds American, Inc.
33,000	3.250%, 6/12/2020	34,604
	SABMiller plc
66,000	6.500%, 7/15/2018[g]	73,038
	Safeway, Inc.
15,000	3.400%, 12/1/2016	14,962
	Spectrum Brands Escrow Corporation
211,000	6.375%, 11/15/2020	222,662
	Tenet Healthcare Corporation
260,000	8.125%, 4/1/2022	269,750
	TreeHouse Foods, Inc.
200,000	4.875%, 3/15/2022	206,750
	Valeant Pharmaceuticals International
187,750	7.250%, 7/15/2022[g]	165,689
	WM Wrigley Jr. Company
44,000	2.000%, 10/20/2017[g]	44,471
	Zoetis, Inc.
60,000	3.450%, 11/13/2020	61,799

	Total	5,061,378

Energy (1.0%)
	Anadarko Petroleum Corporation
55,000	8.700%, 3/15/2019	62,658
	Antero Resources Corporation
200,000	5.125%, 12/1/2022	192,000
	Boardwalk Pipelines, Ltd.
72,000	5.875%, 11/15/2016	72,138
	BP Capital Markets plc
35,000	1.676%, 5/3/2019[d]	35,055
	Buckeye Partners, LP
80,000	2.650%, 11/15/2018	80,240
	Chevron Corporation
60,000	1.128%, 11/16/2018[h]	59,733
	Concho Resources, Inc.
252,750	6.500%, 1/15/2022	262,860
	Crestwood Midstream Partners, LP
200,000	6.250%, 4/1/2023[g]	182,500
	Enbridge, Inc.
45,000	1.083%, 6/2/2017[f,h]	43,667
	EQT Corporation
68,000	8.125%, 6/1/2019	74,581
	Exxon Mobil Corporation
70,000	1.708%, 3/1/2019	70,963
	Marathon Petroleum Corporation
60,000	3.400%, 12/15/2020	60,421
	MEG Energy Corporation
211,000	6.375%, 1/30/2023[g]	160,757
	Occidental Petroleum Corporation
60,000	2.600%, 4/15/2022	60,724
	Pacific Drilling V, Ltd.
200,000	7.250%, 12/1/2017[g]	74,125
	Petrobras International Finance Company
248,000	5.750%, 1/20/2020	227,540
	Petroleos Mexicanos
153,000	5.500%, 2/4/2019[g]	159,961
124,000	6.875%, 8/4/2026[g]	136,834
	Pioneer Natural Resources Company
20,000	3.450%, 1/15/2021	20,296
	Regency Energy Partners, LP
260,000	5.000%, 10/1/2022	255,045
	Sabine Pass Liquefaction, LLC
310,000	5.625%, 3/1/2025	302,250
	Schlumberger Holdings Corporation
60,000	3.000%, 12/21/2020[g]	61,702
	Shell International Finance BV
60,000	1.071%, 5/11/2020[h]	58,212
	Sunoco Logistics Partners Operations, LP
60,000	4.400%, 4/1/2021	61,671
	Transcontinental Gas Pipe Line Company, LLC
55,000	7.850%, 2/1/2026[g]	66,412
	Whiting Petroleum Corporation, Convertible
105,000	1.250%, 4/1/2020[g]	79,275

	Total	2,921,620

Financials (3.8%)
	Abbey National Treasury Services plc
92,000	1.040%, 9/29/2017[h]	91,533
	ACE INA Holdings, Inc.
60,000	2.875%, 11/3/2022	62,167
	Air Lease Corporation
92,000	2.125%, 1/15/2018	90,850
29,000	2.625%, 9/4/2018	28,806
	Ally Financial, Inc.
245,000	4.750%, 9/10/2018	251,125
	American Express Credit Corporation
60,000	1.682%, 9/14/2020[h]	60,134
	Aviation Capital Group Corporation
44,000	3.875%, 9/27/2016[g]	44,277
	Bank of America Corporation
100,000	5.700%, 5/2/2017	103,979
88,000	1.700%, 8/25/2017	88,262
176,000	1.694%, 3/22/2018[h]	176,894
155,000	5.650%, 5/1/2018	166,452
185,000	6.300%, 12/29/2049[k]	193,788
65,000	8.000%, 12/29/2049[k]	63,375

The accompanying Notes to Financial Statements are an integral part of this schedule.

87

BALANCED INCOME PLUS FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (31.8%)	Value
Financials (3.8%) - continued
	BB&T Corporation
$101,000	2.050%, 6/19/2018	$102,235
	Bear Stearns Companies, LLC
103,000	6.400%, 10/2/2017	110,037
	BNP Paribas SA
72,000	2.375%, 9/14/2017	72,883
270,000	7.625%, 12/29/2049[g,k]	276,075
	Caisse Centrale Desjardins du Quebec
41,000	1.303%, 1/29/2018[g,h]	40,879
	CIT Group, Inc.
190,000	3.875%, 2/19/2019	190,950
	Citigroup, Inc.
132,000	1.850%, 11/24/2017	132,469
	Credit Agricole SA
44,000	1.605%, 6/10/2020[g,h]	43,797
	Credit Suisse Group AG
227,000	7.500%, 12/11/2049[g,k]	225,466
	CyrusOne, LP
187,750	6.375%, 11/15/2022	198,193
	Discover Bank
24,000	8.700%, 11/18/2019	27,925
	Discover Financial Services
41,000	6.450%, 6/12/2017	42,969
	Duke Realty, LP
88,000	8.250%, 8/15/2019	104,693
	Fifth Third Bancorp
128,000	5.450%, 1/15/2017	131,175
	Goldman Sachs Group, Inc.
44,000	2.625%, 1/31/2019	44,901
66,000	7.500%, 2/15/2019	75,753
40,000	1.798%, 4/23/2020[h]	40,001
60,000	2.236%, 11/29/2023[h]	59,884
	Goldman Sachs Group, Inc., Convertible
1,400,000	0.500%, 9/24/2022	1,468,880
	Hartford Financial Services Group, Inc.
100,000	6.000%, 1/15/2019	109,674
	HCP, Inc.
68,000	3.750%, 2/1/2019	70,304
	Health Care REIT, Inc.
68,000	4.700%, 9/15/2017	70,511
	Hospitality Properties Trust
55,000	4.250%, 2/15/2021	56,518
	HSBC Holdings plc
44,000	6.375%, 12/29/2049[f,k]	42,500
	Huntington Bancshares, Inc.
70,000	3.150%, 3/14/2021	71,730
	Hutchison Whampoa Finance CI, Ltd.
91,000	1.625%, 10/31/2017[g]	90,982
	Icahn Enterprises, LP
250,000	6.000%, 8/1/2020	249,400
	ILFC E-Capital Trust II
330,000	4.490%, 12/21/2065[g,h]	270,600
	ING Capital Funding Trust III
56,000	4.231%, 12/29/2049[h,k]	54,530
	International Lease Finance Corporation
62,000	2.584%, 6/15/2016[h]	62,073
250,000	5.875%, 8/15/2022	273,750
	Intesa Sanpaolo SPA
24,000	3.875%, 1/16/2018	24,618
102,000	3.875%, 1/15/2019	105,661
	J.P. Morgan Chase & Company
44,000	6.300%, 4/23/2019	49,580
25,000	2.250%, 1/23/2020	25,183
88,000	7.900%, 4/29/2049[k]	88,495
275,000	6.750%, 8/29/2049[f,k]	304,246
	KeyCorp
58,000	2.300%, 12/13/2018	58,524
	Liberty Mutual Group, Inc.
27,000	5.000%, 6/1/2021[g]	29,546
	Lloyds Bank plc
36,000	1.160%, 3/16/2018[h]	35,759
	Macquarie Bank, Ltd.
55,000	1.808%, 1/15/2019[g,h]	55,101
	Mellon Capital IV
300,000	4.000%, 6/29/2049[h,k]	231,225
	MetLife, Inc.
92,000	1.903%, 12/15/2017	92,804
	Mizuho Corporate Bank, Ltd.
50,000	1.550%, 10/17/2017[g]	49,920
	Morgan Stanley
88,000	6.625%, 4/1/2018	95,997
40,000	1.774%, 1/27/2020[h]	40,025
57,000	4.875%, 11/1/2022	62,016
	MPT Operating Partnership, LP
200,000	5.500%, 5/1/2024	202,000
	Murray Street Investment Trust I
144,000	4.647%, 3/9/2017	147,915
	National City Corporation
48,000	6.875%, 5/15/2019	54,286
	New York Life Global Funding
60,000	1.550%, 11/2/2018[g]	60,289
	Nomura Holdings, Inc.
48,000	2.750%, 3/19/2019	48,679
	Quicken Loans, Inc.
295,000	5.750%, 5/1/2025[g]	277,300
	Realty Income Corporation
75,000	2.000%, 1/31/2018	75,421
	Regions Bank
36,000	7.500%, 5/15/2018	39,562
	Regions Financial Corporation
50,000	3.200%, 2/8/2021	50,424
	Reinsurance Group of America, Inc.
88,000	5.625%, 3/15/2017	91,033
	Royal Bank of Scotland Group plc
50,000	1.569%, 3/31/2017[h]	49,965
330,000	7.640%, 3/29/2049[k]	308,385
265,000	7.648%, 8/29/2049[k]	308,725
	Simon Property Group, LP
60,000	2.500%, 9/1/2020	61,448
80,000	2.500%, 7/15/2021	82,283
	SLM Corporation
30,000	4.625%, 9/25/2017	30,562
	State Street Capital Trust IV
300,000	1.634%, 6/15/2037[h]	219,750
	State Street Corporation
60,000	1.518%, 8/18/2020[h]	60,183

The accompanying Notes to Financial Statements are an integral part of this schedule.

88

BALANCED INCOME PLUS FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (31.8%)	Value
Financials (3.8%) - continued
	Sumitomo Mitsui Banking Corporation
$132,000	1.300%, 1/10/2017	$132,049
50,000	1.213%, 1/16/2018[h]	49,790
	SunTrust Banks, Inc.
50,000	2.900%, 3/3/2021	50,866
	Synchrony Financial
132,000	1.875%, 8/15/2017	132,007
25,000	1.849%, 2/3/2020[h]	24,181
	Synovus Financial Corporation
135,000	5.750%, 12/15/2025	137,025
	Toronto-Dominion Bank
55,000	1.475%, 1/22/2019[h]	55,234
60,000	1.562%, 12/14/2020[h]	60,093
	UnitedHealth Group, Inc.
60,000	3.350%, 7/15/2022	63,646
	USB Realty Corporation
295,000	1.775%, 12/29/2049[g,h,k]	240,242
	Voya Financial, Inc.
72,000	2.900%, 2/15/2018	73,231
	Wells Fargo & Company
41,000	1.318%, 1/30/2020[h]	40,673

	Total	10,809,326

Foreign Government (7.6%)
	Argentina Government International Bond
310,000	6.250%, 4/22/2019[g]	321,470
150,000	6.875%, 4/22/2021[g]	154,500
175,000	7.625%, 4/22/2046[g]	172,113
	Brazil Government International Bond
384,000	5.875%, 1/15/2019	417,600
447,000	4.875%, 1/22/2021	454,823
620,000	2.625%, 1/5/2023	537,850
528,000	5.000%, 1/27/2045	426,360
	Colombia Government International Bond
340,000	2.625%, 3/15/2023	317,390
330,000	4.000%, 2/26/2024	331,650
570,000	5.000%, 6/15/2045	542,925
	Croatia Government International Bond
112,000	6.750%, 11/5/2019[g]	122,933
460,000	6.625%, 7/14/2020[g]	504,390
	Export-Import Bank of Korea
40,000	2.250%, 1/21/2020	40,322
	Hungary Government International Bond
524,000	5.750%, 11/22/2023	592,775
538,000	5.375%, 3/25/2024	597,852
	Indonesia Government International Bond
360,000	4.875%, 5/5/2021[g]	390,110
380,000	3.375%, 4/15/2023[g]	376,233
384,000	5.875%, 1/15/2024[g]	436,979
350,000	4.125%, 1/15/2025[g]	356,841
264,000	4.750%, 1/8/2026[g]	280,539
705,000	5.125%, 1/15/2045[g]	715,251
	Mexico Government International Bond
316,000	3.625%, 3/15/2022	326,744
400,000	4.000%, 10/2/2023	419,000
434,000	3.600%, 1/30/2025	441,053
128,000	6.050%, 1/11/2040	151,680
316,000	4.750%, 3/8/2044	319,160
256,000	5.550%, 1/21/2045	288,000
448,000	4.600%, 1/23/2046	442,848
	Panama Government International Bond
265,000	4.000%, 9/22/2024	278,913
265,000	3.750%, 3/16/2025	272,950
128,000	6.700%, 1/26/2036	163,840
	Peru Government International Bond
740,000	4.125%, 8/25/2027	790,690
	Philippines Government International Bond
245,000	7.750%, 1/14/2031	377,856
140,000	6.375%, 10/23/2034	199,146
124,000	5.000%, 1/13/2037	156,494
248,000	3.950%, 1/20/2040	273,945
520,000	3.700%, 3/1/2041	554,910
	Romania Government International Bond
252,000	4.375%, 8/22/2023[g]	267,773
120,000	4.875%, 1/22/2024[g]	131,250
	Russia Government International Bond
256,000	3.500%, 1/16/2019[g]	258,854
1,000,000	5.000%, 4/29/2020[g]	1,057,400
655,000	4.875%, 9/16/2023[g]	697,162
361,600	7.500%, 3/31/2030[g]	440,842
384,000	5.625%, 4/4/2042[g]	403,879
	South Africa Government International Bond
315,000	5.500%, 3/9/2020	335,037
275,000	5.875%, 5/30/2022	300,479
62,000	5.375%, 7/24/2044	61,147
	Turkey Government International Bond
384,000	7.500%, 11/7/2019	439,960
750,000	7.000%, 6/5/2020	852,727
525,000	5.125%, 3/25/2022	557,550
256,000	6.250%, 9/26/2022	287,040
128,000	5.750%, 3/22/2024	140,480
525,000	4.250%, 4/14/2026	521,063
255,000	4.875%, 10/9/2026	263,006
124,000	4.875%, 4/16/2043	116,250
275,000	6.625%, 2/17/2045[d]	324,885
	United Mexican States
372,000	4.125%, 1/21/2026	390,600

	Total	21,395,519

Mortgage-Backed Securities (5.0%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
1,250,000	3.000%, 5/1/2031[d]	1,307,226
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
1,000,000	4.000%, 5/1/2046[d]	1,067,812
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
550,000	2.500%, 5/1/2031[d]	565,222

The accompanying Notes to Financial Statements are an integral part of this schedule.

89

BALANCED INCOME PLUS FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (31.8%)	Value
Mortgage-Backed Securities (5.0%) - continued
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
$5,850,000	3.500%, 5/1/2046[d]	$6,130,618
3,150,000	4.000%, 5/1/2046[d]	3,365,024
1,450,000	4.500%, 5/1/2046[d]	1,578,744

	Total	14,014,646

Technology (1.0%)
	Alliance Data Systems Corporation
165,000	5.375%, 8/1/2022[g]	158,812
	Apple, Inc.
60,000	0.917%, 5/6/2020[h]	59,370
	Automatic Data Processing, Inc.
60,000	2.250%, 9/15/2020	61,924
	Cisco Systems, Inc.
55,000	1.236%, 2/21/2018[h]	55,377
60,000	1.135%, 3/1/2019[h]	60,135
	Denali Borrower, LLC
355,000	5.625%, 10/15/2020[g]	373,637
	Equinix, Inc.
200,000	5.750%, 1/1/2025	209,256
	Fidelity National Information Services, Inc.
91,000	1.450%, 6/5/2017	90,832
60,000	3.625%, 10/15/2020	62,775
	First Data Corporation
200,000	5.375%, 8/15/2023[g]	206,750
	Freescale Semiconductor, Inc.
200,000	6.000%, 1/15/2022[g]	212,000
	Hewlett Packard Enterprise Company
60,000	3.600%, 10/15/2020[g]	62,236
	IMS Health, Inc.
193,000	6.000%, 11/1/2020[g]	197,825
	Intel Corporation
60,000	3.100%, 7/29/2022	63,681
	Iron Mountain, Inc.
127,750	6.000%, 8/15/2023	135,734
	Micron Technology, Inc., Convertible
180,000	3.000%, 11/15/2043	127,463
	NXP Semiconductors NV, Convertible
203,000	1.000%, 12/1/2019	229,898
	Oracle Corporation
60,000	2.500%, 5/15/2022	61,287
	Sensata Technologies BV
290,000	4.875%, 10/15/2023[g]	292,175
	Texas Instruments, Inc.
60,000	1.750%, 5/1/2020	60,232
	Tyco Electronics Group SA
101,000	6.550%, 10/1/2017	108,041

	Total	2,889,440

Transportation (0.4%)
	Air Canada Pass Through Trust
19,401	3.875%, 3/15/2023[g]	18,722
	American Airlines Pass Through Trust
40,328	4.950%, 1/15/2023	43,302
	Avis Budget Car Rental, LLC
290,000	5.125%, 6/1/2022[g]	275,319
	Continental Airlines, Inc.
130,663	6.250%, 4/11/2020	136,624
	Delta Air Lines, Inc.
58,234	4.950%, 5/23/2019	61,396
	J.B. Hunt Transport Services, Inc.
60,000	3.300%, 8/15/2022	61,396
	Korea Expressway Corporation
78,000	1.625%, 4/28/2017[g]	78,020
	United Airlines 2015-1 Class A Pass Through Trust
60,000	3.700%, 12/1/2022	60,900
	US Airways Pass Through Trust
90,462	3.950%, 11/15/2025	93,176
	XPO Logistics, Inc.
200,000	6.500%, 6/15/2022[g]	194,760

	Total	1,023,615

U.S. Government and Agencies (0.7%)
	U.S. Treasury Bonds
1,250,000	1.625%, 2/15/2026[f]	1,228,320
	U.S. Treasury Notes
375,000	1.875%, 6/30/2020	385,649
360,000	2.125%, 6/30/2022	373,106

	Total	1,987,075

Utilities (0.9%)
	AES Corporation
187,750	7.375%, 7/1/2021	215,443
	Ameren Corporation
60,000	2.700%, 11/15/2020	60,902
	Arizona Public Service Company
35,000	2.200%, 1/15/2020	35,461
	Berkshire Hathaway Energy Company
88,000	2.400%, 2/1/2020	89,980
	Calpine Corporation
180,000	5.375%, 1/15/2023	181,575
	DTE Energy Company
88,000	2.400%, 12/1/2019	89,337
	Dynegy Finance I, Inc.
160,000	7.375%, 11/1/2022	158,045
	EDP Finance BV
88,000	4.125%, 1/15/2020[g]	89,894
	El Paso Corporation
46,000	7.000%, 6/15/2017	48,176
	Electricite de France SA
250,000	5.250%, 12/29/2049[g,k]	240,975
	Energy Transfer Equity, LP
300,000	5.500%, 6/1/2027	257,481
	Eversource Energy
30,000	1.600%, 1/15/2018	30,039
	Exelon Generation Company, LLC
44,000	5.200%, 10/1/2019	48,281
25,000	2.950%, 1/15/2020	25,377
	MPLX LP
305,000	4.875%, 12/1/2024[g]	297,275
	NextEra Energy Capital Holdings, Inc.
50,000	2.300%, 4/1/2019	50,604
	NiSource Finance Corporation
36,000	6.400%, 3/15/2018	39,025

The accompanying Notes to Financial Statements are an integral part of this schedule.

90

BALANCED INCOME PLUS FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (31.8%)	Value
Utilities (0.9%) - continued
	NRG Energy, Inc.
$187,750	6.625%, 3/15/2023	$184,464
	Pacific Gas & Electric Company
57,000	5.625%, 11/30/2017	60,757
	PG&E Corporation
49,000	2.400%, 3/1/2019	49,886
	Sempra Energy
92,000	6.150%, 6/15/2018	100,165
25,000	2.400%, 3/15/2020	25,190
	Southern California Edison Company
20,000	2.400%, 2/1/2022	20,228
	Xcel Energy, Inc.
60,000	1.200%, 6/1/2017	59,938

	Total	2,458,498

	Total Long-Term Fixed Income (cost $89,358,210)	89,600,909

Shares	Registered Investment Companies (3.4%)	Value
Equity Funds/ETFs (2.2%)
14,100	BlackRock Resources & Commodities Strategy Trust	108,570
6,250	Guggenheim Multi-Asset Income ETF	118,812
29,200	iShares FTSE NAREIT Mortgage Plus Capped Index Fund	287,036
5,500	iShares MSCI EAFE Index Fund	321,365
41,380	Materials Select Sector SPDR Fund	1,948,998
12,700	NFJ Dividend Interest & Premium Strategy Fund	158,496
57,500	SPDR S&P Oil & Gas Exploration & Production ETF[f]	2,055,050
26,190	Utilities Select Sector SPDR Fund[f]	1,268,120

	Total	6,266,447

Fixed Income Funds/ETFs (1.2%)
70,773	Aberdeen Asia-Pacific Income Fund, Inc.	356,696
20,150	Doubleline Income Solutions Fund	354,640
11,232	First Trust High Income Long/Short Fund	167,357
66,849	MFS Intermediate Income Trust	310,180
24,364	PIMCO Dynamic Credit Income Fund	445,130
54,598	Templeton Global Income Fund	359,801
10,205	Vanguard Short-Term Corporate Bond ETF	818,339
24,853	Western Asset Emerging Markets Debt Fund, Inc.	368,570
38,627	Western Asset High Income Opportunity Fund, Inc.	183,478

	Total	3,364,191

	Total Registered Investment Companies (cost $9,451,954)	9,630,638

Shares	Preferred Stock (1.9%)	Value
Consumer Staples (0.1%)
10,600	CHS, Inc., 7.100%[k]	294,044

	Total	294,044

Financials (1.7%)
2,826	Agribank FCB, 6.875%[k]	$300,174
5,300	American Tower Corporation, Convertible, 5.500%	549,504
273	Bank of America Corporation, Convertible, 7.250%[k]	321,676
21,465	Citigroup, Inc., 6.875%[k]	592,219
2,200	Cobank ACB, 6.250%[k]	225,363
5,175	Farm Credit Bank of Texas, 6.750%[k]	557,121
11,000	GMAC Capital Trust I, 6.402%[h]	275,770
12,400	Goldman Sachs Group, Inc., 5.500%[k]	311,612
14,700	HSBC USA, Inc., 6.500%[k]	382,641
430	M&T Bank Corporation, 6.375%[k]	452,038
10,600	Morgan Stanley, 7.125%[k]	304,750
7,155	U.S. Bancorp, 6.500%[k]	211,502
265	Wells Fargo & Company, Convertible, 7.500%[k]	330,190

	Total	4,814,560

Health Care (0.1%)
255	Allergan plc, Convertible, 5.50%	206,709

	Total	206,709

	Total Preferred Stock (cost $5,064,353)	5,315,313

Shares	Collateral Held for Securities Loaned (2.3%)	Value
6,590,070	Thrivent Cash Management Trust	6,590,070

	Total Collateral Held for Securities Loaned (cost $6,590,070)	6,590,070

Shares or Principal Amount	Short-Term Investments (8.1%)[l]	Value
	Federal Agricultural Mortgage Corporation Discount Notes
2,500,000	0.250%, 5/2/2016	2,500,000
	Federal Home Loan Bank Discount Notes
5,019,000	0.242%, 5/13/2016	5,018,618
7,060,000	0.230%, 5/17/2016	7,059,266
4,000,000	0.240%, 5/18/2016	3,999,556
400,000	0.250%, 5/25/2016	399,936
2,300,000	0.250%, 5/27/2016	2,299,600
1,000,000	0.270%, 6/24/2016	999,580
	Federal Home Loan Mortgage Corporation Discount Notes
250,000	0.400%, 7/25/2016[m]	249,813
	Federal National Mortgage Association Discount Notes
100,000	0.350%, 5/4/2016[m]	99,999
100,000	0.400%, 7/25/2016[m]	99,925
	U.S. Treasury Bills
200,000	0.333%, 6/23/2016	199,958

	Total Short-Term Investments (cost $22,925,929)	22,926,251

	Total Investments (cost $297,791,023) 107.7%	$303,641,178

	Other Assets and Liabilities, Net (7.7%)	(21,785,306)

	Total Net Assets 100.0%	$281,855,872

The accompanying Notes to Financial Statements are an integral part of this schedule.

91

BALANCED INCOME PLUS FUND

Schedule of Investments as of April 29, 2016

(unaudited)

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	In bankruptcy. Interest is not being accrued.
c	All or a portion of the loan is unfunded.
d	Denotes investments purchased on a when-issued or delayed delivery basis.
e	Non-income producing security.
f	All or a portion of the security is on loan.
g

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of April 29, 2016, the value of these investments was $19,656,828 or 7.0% of total net assets.

h	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of April 29, 2016.
i	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of April 29, 2016.
j	All or a portion of the security is insured or guaranteed.
k	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
l	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
m	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Balanced Income Plus Fund as of April 29, 2016 was $1,565,821 or 0.6% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of April 29, 2016.

Security	Acquisition Date	Cost
Angel Oak Mortgage Trust, 11/25/2045	12/10/2015	$283,652
Bayview Opportunity Master Fund Trust, 7/28/2034	11/12/2014	213,350
Digicel, Ltd., 4/15/2021	8/19/2013	287,202
Sunset Mortgage Loan Company, LLC, 9/16/2045	10/2/2015	158,975
U.S. Residential Opportunity Fund III Trust, 1/27/2035	2/6/2015	207,201
Vericrest Opportunity Loan Transferee, 10/25/2058	1/13/2016	134,919
Wachovia Asset Securitization, Inc., 7/25/2037	3/16/2007	358,041

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Balanced Income Plus Fund as of April 29, 2016:

Securities Lending Transactions
Common Stock	$4,524,147
Taxable Debt Security	1,839,406

Total lending	$6,363,553
Gross amount payable upon return of collateral for securities loaned	$6,590,070

Net amounts due to counterparty	$226,517

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

The accompanying Notes to Financial Statements are an integral part of this schedule.

92

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Bank Loans (29.4%)[a]	Value
Basic Materials (1.8%)
	Alpha Natural Resources, Inc., Term Loan
$1,534,691	3.500%, 5/22/2020[b]	$495,905
	Fortescue Metals Group, Ltd., Term Loan
2,404,620	4.250%, 6/30/2019	2,262,675
	Ineos US Finance, LLC, Term Loan
2,211,494	3.750%, 12/15/2020	2,186,615
	NewPage Corporation, Delayed Draw
421,400	11.000%, 7/26/2017	364,511
	NewPage Corporation, Term Loan
421,400	10.136%, 7/26/2017	356,083
2,094,100	0.000%, 2/11/2021[b]	295,792
	Tronox Pigments BV, Term Loan
1,470,914	4.500%, 3/19/2020	1,418,608

	Total	7,380,189

Capital Goods (0.8%)
	Accudyne Industries, LLC, Term Loan
1,277,688	4.000%, 12/13/2019	1,147,530
	ADS Waste Holdings, Inc., Term Loan
825,650	3.750%, 10/9/2019	822,554
	Berry Plastics Group, Inc., Term Loan
252,200	3.500%, 2/8/2020	251,958
180,453	4.000%, 10/3/2022	180,712
	Rexnord, LLC, Term Loan
857,177	4.000%, 8/21/2020	850,748

	Total	3,253,502

Communications Services (9.9%)
	Altice Financing SA, Term Loan
301,472	5.250%, 2/4/2022	301,547
	Atlantic Broadband Penn, LLC, Term Loan
523,236	3.250%, 11/30/2019	522,744
	Birch Communication Inc., Term Loan
1,715,179	7.750%, 7/17/2020	1,466,478
	Block Communications, Inc., Term Loan
1,595,959	4.000%, 11/7/2021	1,599,949
	CCO Safari III, LLC, Term Loan
780,000	3.500%, 1/24/2023	783,065
	Cengage Learning Acquisitions, Term Loan
1,706,503	7.000%, 3/31/2020	1,696,145
	Cincinnati Bell, Inc., Term Loan
1,318,328	4.000%, 9/10/2020	1,309,759
	Fairpoint Communications, Term Loan
1,595,137	7.500%, 2/14/2019	1,585,167
	Grande Communications Networks, LLC, Term Loan
2,222,223	4.500%, 5/29/2020	2,181,489
	Hargray Communications Group, Inc., Term Loan
1,570,249	5.250%, 6/26/2019	1,564,361
	Integra Telecom Holdings, Inc., Term Loan
1,061,349	5.250%, 8/14/2020	1,013,588
	Intelsat Jackson Holdings SA, Term Loan
600,000	3.750%, 6/30/2019	562,050
	Level 3 Communications, Inc., Term Loan
2,250,000	4.000%, 8/1/2019	2,255,625
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
2,275,000	4.500%, 1/7/2022	2,170,737
	LTS Buyer, LLC, Term Loan
1,599,638	4.000%, 4/13/2020	1,594,039
	McGraw-Hill Global Education Holdings, LLC, Term Loan
1,415,430	6.250%, 3/22/2019	1,414,255
	NEP/NCP Holdco, Inc., Term Loan
2,035,339	4.250%, 1/22/2020	1,920,851
	NTelos, Inc., Term Loan
2,403,739	5.750%, 11/9/2019	2,397,730
	Numericable US, LLC, Term Loan
982,537	4.750%, 2/10/2023	982,891
1,140,000	5.000%, 1/8/2024	1,144,036
	SBA Senior Finance II, LLC, Term Loan
731,938	3.250%, 3/24/2021	730,628
377,150	3.250%, 6/10/2022	375,196
	TNS, Inc., Term Loan
1,253,332	5.000%, 2/14/2020	1,240,799
	Univision Communications, Inc., Term Loan
1,921,277	4.000%, 3/1/2020	1,918,184
	Virgin Media Investment Holdings, Ltd., Term Loan
1,538,539	3.649%, 6/30/2023	1,534,693
	WideOpenWest Finance, LLC, Term Loan
994,929	4.500%, 4/1/2019	989,129
	WMG Acquisition Corporation, Term Loan
722,298	3.750%, 7/1/2020[c,d]	713,139
	XO Communications, LLC, Term Loan
539,000	4.250%, 3/20/2021	538,213
	Yankee Cable Acquisition, LLC, Term Loan
1,266,255	4.250%, 3/1/2020	1,266,647
	Zayo Group, LLC, Term Loan
2,006,852	3.750%, 5/6/2021	2,005,769

	Total	39,778,903

Consumer Cyclical (4.5%)
	Amaya BV, Term Loan
2,407,267	5.000%, 8/1/2021	2,300,456
	Burlington Coat Factory Warehouse Corporation, Term Loan
1,452,028	4.250%, 8/13/2021	1,455,354
	Ceridian HCM Holding, Inc., Term Loan
876,608	4.500%, 9/15/2020	838,624
	Chrysler Group, LLC, Term Loan
148,054	3.500%, 5/24/2017	148,091
	Golden Nugget, Inc., Delayed Draw
222,600	5.500%, 11/21/2019	222,740
	Golden Nugget, Inc., Term Loan
519,400	5.500%, 11/21/2019	519,727

The accompanying Notes to Financial Statements are an integral part of this schedule.

93

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Bank Loans (29.4%)[a]	Value
Consumer Cyclical (4.5%) - continued
	IMG Worldwide, Inc., Term Loan
$1,481,484	5.250%, 5/6/2021	$1,478,150
	J.C. Penney Corporation, Inc., Term Loan
2,217,483	6.000%, 5/22/2018	2,220,942
	KAR Auction Services, Inc., Term Loan
1,500,000	4.250%, 3/9/2023	1,505,625
	Marina District Finance Company, Inc., Term Loan
1,053,789	6.500%, 8/15/2018	1,052,472
	Mohegan Tribal Gaming Authority, Term Loan
1,605,874	5.500%, 6/15/2018	1,595,162
	Prime Security Services Borrower, LLC, Term Loan
800,000	0.000%, 4/21/2022[c,d]	803,000
	Scientific Games International, Inc., Term Loan
2,233,587	6.000%, 10/18/2020	2,196,242
773,043	6.000%, 10/1/2021[c,d]	760,118
	Seminole Hard Rock Entertainment, Inc., Term Loan
927,018	3.500%, 5/14/2020	923,932
	Seminole Indian Tribe of Florida, Term Loan
205,400	3.000%, 4/29/2020	205,273

	Total	18,225,908

Consumer Non-Cyclical (4.6%)
	Albertson’s, LLC, Term Loan
2,465,656	5.500%, 3/21/2019	2,468,738
598,500	5.500%, 12/21/2022	600,248
	Catalina Marketing Corporation, Term Loan
1,113,665	4.500%, 4/9/2021	939,655
	CHS/Community Health Systems, Inc., Term Loan
862,767	3.750%, 1/27/2021	849,515
1,587,468	4.000%, 1/27/2021	1,563,290
	Endo Luxembourg Finance I Co Sarl, Term Loan
1,167,075	3.750%, 9/26/2022	1,162,698
	JBS USA, LLC, Term Loan
1,037,400	4.000%, 10/30/2022	1,036,103
	LTF Merger Sub, Inc., Term Loan
1,374,612	4.250%, 6/10/2022	1,366,021
	Mallinckrodt International Finance SA, Term Loan
603,468	3.500%, 3/19/2021	594,917
	Ortho-Clinical Diagnostics, Inc., Term Loan
1,871,549	4.750%, 6/30/2021	1,770,280
	Supervalu, Inc., Term Loan
2,254,976	4.500%, 3/21/2019	2,228,548
	Valeant Pharmaceuticals International, Inc., Term Loan
4,059,963	5.000%, 4/1/2022[c,d]	3,954,404

	Total	18,534,417

Energy (1.5%)
	Arch Coal, Inc., Term Loan
2,193,300	7.500%, 5/16/2018[b]	915,703
	Exgen Renewables I, LLC, Term Loan
1,115,811	5.250%, 2/6/2021	1,118,600
	Houston Fuel Oil Terminal, LLC, Term Loan
905,000	0.000%, 8/19/2021[c,d]	868,800
	McJunkin Red Man Corporation, Term Loan
890,919	4.750%, 11/8/2019	863,452
	MEG Energy Corporation, Term Loan
1,208,914	3.750%, 3/31/2020[c,d]	1,079,959
	Pacific Drilling SA, Term Loan
2,222,162	4.500%, 6/3/2018	636,094
	Western Refining, Inc., Term Loan
523,661	4.250%, 11/12/2020	517,445

	Total	6,000,053

Financials (1.4%)
	Harland Clarke Holdings Corporation, Term Loan
1,363,040	7.000%, 5/22/2018	1,345,661
	MPH Acquisition Holdings, LLC, Term Loan
1,600,759	3.750%, 3/31/2021	1,592,355
	TransUnion, LLC, Term Loan
1,102,500	3.500%, 4/9/2021	1,097,263
	WaveDivision Holdings, LLC, Term Loan
1,509,999	4.000%, 10/15/2019	1,505,590

	Total	5,540,869

Technology (2.9%)
	Avago Technologies Cayman Finance, Ltd., Term Loan
3,350,000	4.250%, 2/1/2023[c,d]	3,350,603
	First Data Corporation, Term Loan
380,000	3.939%, 9/24/2018	380,239
2,282,348	4.439%, 3/24/2021[c,d]	2,287,096
	Micron Technology, Inc., Term Loan
405,000	0.000%, 4/15/2022[c,d]	406,393
	ON Semiconductor Corporation, Term Loan
2,575,000	5.250%, 3/31/2023	2,585,197
	SS&C European Holdings SARL, Term Loan
315,848	4.007%, 7/8/2022	316,637
44,999	4.019%, 7/8/2022	45,112
	Western Digital Corporation, Term Loan
2,425,000	0.000%, 3/16/2023[c,d]	2,366,388

	Total	11,737,665

Transportation (1.1%)
	American Airlines, Inc., Term Loan
1,340,638	3.250%, 6/27/2020	1,331,762
	OSG Bulk Ships, Inc., Term Loan
1,510,559	5.250%, 8/5/2019[c,d]	1,431,255
	XPO Logistics, Inc., Term Loan
1,446,375	5.500%, 11/1/2021[c,d]	1,451,799

	Total	4,214,816

The accompanying Notes to Financial Statements are an integral part of this schedule.

94

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Bank Loans (29.4%)[a]	Value
Utilities (0.9%)
	Calpine Corporation, Term Loan
$1,466,250	4.000%, 10/31/2020	$1,464,417
252,140	3.500%, 5/27/2022	250,519
	Intergen NV, Term Loan
2,222,163	5.500%, 6/15/2020	1,949,948

	Total	3,664,884

	Total Bank Loans (cost $125,637,827)	118,331,206

Principal Amount	Long-Term Fixed Income (62.3%)	Value
Asset-Backed Securities (4.2%)
	Asset Backed Securities Corporation Home Equity Loan Trust
747,174	0.579%, 7/25/2036[e]	651,067
	Bayview Opportunity Master Fund Trust
299,849	3.623%, 4/28/2030[f]	297,855
308,945	3.228%, 7/28/2034*,g	308,562
683,482	3.721%, 2/28/2035*	683,310
818,674	3.721%, 7/28/2035[f,g]	816,404
	CAM Mortgage, LLC
339,572	3.500%, 7/15/2064*,g	339,910
	Citi Held For Asset Issuance
909,593	4.480%, 8/15/2022*	906,952
	Credit Based Asset Servicing and Securitization, LLC
664,317	3.544%, 12/25/2036[g]	485,228
	DRB Prime Student Loan Trust
457,417	3.200%, 1/25/2040*	458,425
	First Horizon ABS Trust
416,749	0.599%, 10/25/2034[e,h]	377,980
	GMAC Mortgage Corporation Loan Trust
844,508	0.613%, 8/25/2035[e,h]	796,738
1,010,848	0.613%, 12/25/2036[e,h]	892,397
	IndyMac INDA Mortgage Loan Trust
1,047,203	4.615%, 8/25/2036	972,178
	IndyMac INDX Mortgage Loan Trust
771,225	0.649%, 4/25/2046[e]	562,046
	J.P. Morgan Mortgage Acquisition Trust
477,515	4.092%, 3/25/2047[g]	352,936
	Lehman XS Trust
669,800	5.440%, 8/25/2035[g]	584,037
	NCF Dealer Floorplan Master Trust
500,000	3.685%, 3/21/2022*,e	489,711
	Popular ABS Mortgage Pass-Through Trust
900,000	5.297%, 11/25/2035[g]	855,932
	Pretium Mortgage Credit Partners, LLC
718,996	4.125%, 10/27/2030*	716,995
758,650	4.375%, 11/27/2030*	757,307
	Renaissance Home Equity Loan Trust
1,339,008	5.608%, 5/25/2036[g]	857,203
952,888	5.285%, 1/25/2037[g]	496,868
	Sunset Mortgage Loan Company, LLC
715,389	4.459%, 9/16/2045*,g	715,210
	U.S. Residential Opportunity Fund III Trust
621,603	3.721%, 1/27/2035*	616,335
	Vericrest Opportunity Loan Transferee
486,400	3.375%, 10/25/2058*,g	479,011
750,351	3.500%, 6/26/2045[f]	740,767
	Wachovia Asset Securitization, Inc.
1,320,116	0.579%, 7/25/2037*,e,h	1,103,356

	Total	17,314,720

Basic Materials (0.9%)
	Albemarle Corporation
242,000	3.000%, 12/1/2019	243,692
	ArcelorMittal SA
675,000	6.500%, 3/1/2021[i]	690,187
	Dow Chemical Company
136,000	8.550%, 5/15/2019	162,407
	First Quantum Minerals, Ltd.
269,000	6.750%, 2/15/2020[f]	223,943
559,000	7.000%, 2/15/2021[f]	455,585
	Freeport-McMoRan, Inc.
121,000	2.300%, 11/14/2017	117,068
	Glencore Funding, LLC
170,000	1.693%, 4/16/2018[e,f]	161,500
	Inmet Mining Corporation
79	8.750%, 6/1/2020*	51
	LyondellBasell Industries NV
140,000	5.000%, 4/15/2019	151,067
	NOVA Chemicals Corporation
703,617	5.250%, 8/1/2023[f]	710,653
	Novelis, Inc.
235,000	8.375%, 12/15/2017	239,406
325,000	8.750%, 12/15/2020	335,562

	Total	3,491,121

Capital Goods (2.2%)
	Berry Plastics Corporation
450,000	6.000%, 10/15/2022[f]	470,250
	Building Materials Corporation of America
825,000	6.000%, 10/15/2025[f]	888,937
	Cemex SAB de CV
830,000	5.700%, 1/11/2025[f]	798,875
	CNH Industrial Capital, LLC
1,000,000	4.375%, 11/6/2020[i]	993,750
	Crown Americas Capital Corporation IV
675,000	4.500%, 1/15/2023	688,500
	General Electric Company
1,060,000	5.000%, 12/29/2049[j]	1,101,075
	Huntington Ingalls Industries, Inc.
800,000	5.000%, 12/15/2021[f]	838,504
	L-3 Communications Corporation
201,000	1.500%, 5/28/2017	200,959
	Lockheed Martin Corporation
160,000	2.500%, 11/23/2020	164,605
	Martin Marietta Materials, Inc.
238,000	1.729%, 6/30/2017[e]	236,194

The accompanying Notes to Financial Statements are an integral part of this schedule.

95

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (62.3%)	Value
Capital Goods (2.2%) - continued
	Nortek, Inc.
$469,079	8.500%, 4/15/2021	$487,842
	Owens-Brockway Glass Container, Inc.
540,000	5.000%, 1/15/2022[f,i]	556,200
	Roper Industries, Inc.
215,000	2.050%, 7/10/2022	217,582
	Sealed Air Corporation
545,000	4.875%, 12/1/2022[f]	567,481
	United Rentals North America, Inc.
855,000	5.500%, 7/15/2025	850,267

	Total	9,061,021

Collateralized Mortgage Obligations (8.0%)
	Alternative Loan Trust
312,484	5.500%, 5/25/2035	311,738
	American Home Mortgage Assets Trust
825,237	0.629%, 12/25/2046[e]	518,357
809,307	0.629%, 6/25/2047[e]	546,692
	Angel Oak Mortgage Trust
893,358	4.500%, 11/25/2045*,g	898,235
	Banc of America Alternative Loan Trust
744,390	6.000%, 11/25/2035	649,330
557,447	1.239%, 5/25/2046[e]	376,271
	Banc of America Mortgage Securities, Inc.
407,330	2.856%, 9/25/2035	371,034
	Banc of America Mortgage Trust
332,665	2.807%, 7/25/2035	305,952
	BCAP, LLC Trust
883,875	0.619%, 3/25/2037[e]	737,626
	Bear Stearns ALT-A Trust
589,319	2.852%, 10/25/2033	573,384
348,725	2.805%, 6/25/2034	341,815
	CHL Mortgage Pass-Through Trust
256,075	6.250%, 9/25/2036	230,686
449,263	6.000%, 4/25/2037	406,042
	CitiMortgage Alternative Loan Trust
381,193	5.750%, 4/25/2037	321,108
	Countrywide Alternative Loan Trust
446,714	6.500%, 8/25/2036	325,974
931,025	6.000%, 11/25/2036	797,609
689,801	6.000%, 1/25/2037	658,256
490,450	5.500%, 5/25/2037	416,574
352,986	7.000%, 10/25/2037	252,906
	Countrywide Home Loan Mortgage Pass Through Trust
402,965	2.728%, 11/25/2035	340,944
	Countrywide Home Loans, Inc.
317,332	2.664%, 3/20/2036	272,985
	Credit Suisse First Boston Mortgage Securities Corporation
300,067	5.250%, 10/25/2035	291,702
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
552,996	5.500%, 11/25/2035	538,230
354,734	1.147%, 4/25/2047[e]	299,028
670,501	0.659%, 8/25/2047[e]	543,269
	First Horizon Alternative Mortgage Securities Trust
913,103	2.416%, 7/25/2035	824,456
	GMAC Mortgage Corporation Loan Trust
505,424	3.425%, 5/25/2035	471,519
296,318	3.363%, 9/19/2035	277,676
	Greenpoint Mortgage Funding Trust
352,973	0.639%, 10/25/2045[e]	273,522
	HarborView Mortgage Loan Trust
598,749	2.686%, 7/19/2035	520,541
440,810	3.004%, 12/19/2035	383,658
	IndyMac INDX Mortgage Loan Trust
591,018	3.022%, 10/25/2035	483,161
	J.P. Morgan Alternative Loan Trust
1,272,565	2.768%, 3/25/2036	1,054,792
633,452	6.500%, 3/25/2036	516,541
	J.P. Morgan Mortgage Trust
719,485	2.705%, 7/25/2035	700,201
479,390	2.876%, 8/25/2035	473,821
417,566	2.678%, 10/25/2036	375,113
499,086	2.779%, 1/25/2037	439,364
	Lehman Mortgage Trust
197,087	6.000%, 1/25/2036	179,192
	Master Asset Securitization Trust
408,606	0.939%, 6/25/2036[e]	222,538
	Merrill Lynch Mortgage Investors Trust
676,690	6.250%, 8/25/2036	540,611
	Morgan Stanley Mortgage Loan Trust
490,045	2.879%, 11/25/2035	355,069
	MortgageIT Trust
826,122	0.699%, 12/25/2035[e]	737,264
743,921	0.639%, 4/25/2036[e]	545,871
	Residential Accredit Loans, Inc. Trust
838	3.725%, 5/25/2035	835
334,335	3.777%, 9/25/2035	274,156
723,827	5.750%, 9/25/2035	641,197
411,412	0.659%, 7/25/2036[e]	249,547
830,380	5.750%, 4/25/2037	659,451
620,908	6.250%, 4/25/2037	523,954
	Residential Asset Securitization Trust
561,178	6.235%, 8/25/2022	491,876
	Residential Funding Mortgage Security I Trust
615,846	6.000%, 7/25/2037	552,933
	Sequoia Mortgage Trust
925,609	3.468%, 9/20/2046	740,952
	Structured Adjustable Rate Mortgage Loan Trust
337,992	2.767%, 1/25/2035	279,260
515,694	2.748%, 7/25/2035	438,102
	Structured Asset Mortgage Investments, Inc.
1,087,851	0.749%, 12/25/2035[e]	771,764
909,615	0.649%, 5/25/2046[e]	630,802
	WaMu Mortgage Pass Through Certificates
709,483	4.045%, 8/25/2036	612,320
611,805	1.972%, 1/25/2037	513,457
208,172	2.421%, 8/25/2046	176,613
767,486	1.337%, 9/25/2046[e]	631,185

The accompanying Notes to Financial Statements are an integral part of this schedule.

96

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (62.3%)	Value
Collateralized Mortgage Obligations (8.0%) - continued
$1,041,992	1.107%, 1/25/2047[e]	$930,465
703,926	1.117%, 1/25/2047[e]	539,095
	Washington Mutual Mortgage Pass Through Certificates
648,466	1.127%, 2/25/2047[e]	453,568
	Wells Fargo Mortgage Backed Securities Trust
392,949	2.830%, 3/25/2036	370,275
494,853	2.851%, 7/25/2036	482,740
203,025	6.000%, 7/25/2037	200,113

	Total	31,865,317

Communications Services (3.4%)
	Altice US Finance I Corporation
575,000	5.500%, 5/15/2026[f]	580,750
	AMC Networks, Inc.
855,000	5.000%, 4/1/2024	856,069
	America Movil SAB de CV
134,000	5.000%, 10/16/2019	147,719
	American Tower Corporation
170,000	2.800%, 6/1/2020	171,914
	AT&T, Inc.
171,000	5.875%, 10/1/2019	193,557
165,000	1.559%, 6/30/2020[e]	164,121
150,000	2.800%, 2/17/2021	153,439
	British Sky Broadcasting Group plc
240,000	2.625%, 9/16/2019[f]	243,972
	CC Holdings GS V, LLC
160,000	2.381%, 12/15/2017	161,918
	CCO Safari II, LLC
80,000	3.579%, 7/23/2020[f]	83,045
80,000	4.464%, 7/23/2022[f]	85,059
	CCOH Safari, LLC
860,000	5.750%, 2/15/2026[f]	887,950
	CenturyLink, Inc.
500,000	6.450%, 6/15/2021	510,000
110,000	7.500%, 4/1/2024	110,275
	Clear Channel Worldwide Holdings, Inc.
550,000	6.500%, 11/15/2022	552,750
	Columbus International, Inc.
800,000	7.375%, 3/30/2021[f]	849,760
	Crown Castle International Corporation
80,000	3.400%, 2/15/2021[d]	82,864
553,000	5.250%, 1/15/2023	613,830
	Digicel, Ltd.
779,079	6.000%, 4/15/2021*	712,857
	FairPoint Communications, Inc.
630,000	8.750%, 8/15/2019[f]	595,350
	Frontier Communications Corporation
780,000	8.875%, 9/15/2020[f]	825,825
	Hughes Satellite Systems Corporation
338,000	6.500%, 6/15/2019	372,222
	Neptune Finco Corporation
240,000	10.875%, 10/15/2025[f]	267,000
	Numericable-SFR SA
800,000	6.000%, 5/15/2022[f]	801,040
	SBA Tower Trust
276,000	5.101%, 4/17/2017[f]	277,629
	Sprint Corporation
825,000	7.625%, 2/15/2025	621,844
	Telefonica Emisiones SAU
218,000	3.192%, 4/27/2018	224,455
	T-Mobile USA, Inc.
525,000	6.633%, 4/28/2021	553,219
	Univision Communications, Inc.
540,000	5.125%, 5/15/2023[f]	544,050
	UPCB Finance V, Ltd.
675,000	7.250%, 11/15/2021[f]	710,437
	Verizon Communications, Inc.
559,000	2.625%, 2/21/2020	575,977
238,000	4.500%, 9/15/2020	263,152

	Total	13,794,049

Consumer Cyclical (3.0%)
	AMC Entertainment, Inc.
448,000	5.875%, 2/15/2022	464,800
	BMW US Capital, LLC
200,000	1.500%, 4/11/2019[f]	200,421
	Cinemark USA, Inc.
394,000	4.875%, 6/1/2023	391,088
	Corrections Corporation of America
565,000	5.000%, 10/15/2022	589,719
	Daimler Finance North America, LLC
135,000	1.875%, 1/11/2018[f]	135,910
	eBay, Inc.
125,000	2.500%, 3/9/2018	127,312
	ERAC USA Finance, LLC
238,000	2.350%, 10/15/2019[f]	240,173
	Ford Motor Credit Company, LLC
203,000	5.000%, 5/15/2018	215,918
250,000	2.597%, 11/4/2019	253,246
	General Motors Financial Company, Inc.
469,079	3.250%, 5/15/2018	479,889
364,000	4.375%, 9/25/2021	384,901
	GLP Capital, LP
800,000	4.875%, 11/1/2020	844,000
	Hilton Worldwide Finance, LLC
675,000	5.625%, 10/15/2021	703,046
	Home Depot, Inc.
160,000	1.004%, 9/15/2017[e]	160,682
160,000	2.625%, 6/1/2022	165,592
	Hyundai Capital America
195,000	1.450%, 2/6/2017[f]	194,901
	Jaguar Land Rover Automotive plc
425,000	4.125%, 12/15/2018[f]	436,687
376,000	5.625%, 2/1/2023[f]	396,680
	KB Home
412,000	4.750%, 5/15/2019	414,060
	L Brands, Inc.
376,000	6.625%, 4/1/2021	427,700
	Lennar Corporation
740,000	4.750%, 11/15/2022	751,100
	Macy’s Retail Holdings, Inc.
250,000	7.450%, 7/15/2017	266,885

The accompanying Notes to Financial Statements are an integral part of this schedule.

97

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (62.3%)	Value
Consumer Cyclical (3.0%) - continued
	MGM Resorts International
$825,000	6.000%, 3/15/2023[i]	$856,969
	Newell Rubbermaid, Inc.
125,000	3.150%, 4/1/2021	129,469
	Ralph Lauren Corporation
160,000	2.625%, 8/18/2020	164,974
	Royal Caribbean Cruises, Ltd.
799,079	5.250%, 11/15/2022	856,013
	Six Flags Entertainment Corporation
550,000	5.250%, 1/15/2021[f]	569,250
	Toll Brothers Finance Corporation
268,000	4.000%, 12/31/2018	277,380
	Visa, Inc.
160,000	2.200%, 12/14/2020	164,136
	West Corporation
800,000	5.375%, 7/15/2022[f]	724,000

	Total	11,986,901

Consumer Non-Cyclical (3.3%)
	Actavis Funding SCS
100,000	1.887%, 3/12/2020[e]	99,886
	Amgen, Inc.
170,000	2.125%, 5/1/2020	171,162
	Anheuser-Busch Inbev Finance, Inc.
225,000	1.879%, 2/1/2021[e]	229,966
	B&G Foods, Inc.
340,000	4.625%, 6/1/2021	345,525
	BAT International Finance plc
160,000	1.144%, 6/15/2018[e,f]	159,626
	Becton, Dickinson and Company
182,000	1.450%, 5/15/2017	182,333
	Boston Scientific Corporation
110,000	6.000%, 1/15/2020	124,484
	Bunge Limited Finance Corporation
160,000	3.500%, 11/24/2020	164,459
	Cardinal Health, Inc.
160,000	1.950%, 6/15/2018	161,674
	Celgene Corporation
160,000	3.550%, 8/15/2022	167,473
	Centene Escrow Corporation
500,000	5.625%, 2/15/2021[f]	526,250
	CHS/Community Health Systems, Inc.
376,000	7.125%, 7/15/2020[i]	362,945
	Cott Beverages, Inc.
815,000	5.375%, 7/1/2022	837,413
	CVS Health Corporation
136,000	2.250%, 12/5/2018	139,115
	EMD Finance, LLC
105,000	0.992%, 3/17/2017[e,f]	104,927
	Envision Healthcare Corporation
800,000	5.125%, 7/1/2022[f]	814,000
	Express Scripts Holding Company
140,000	3.900%, 2/15/2022	147,272
	Forest Laboratories, Inc.
236,000	4.375%, 2/1/2019[f]	249,063
	Fresenius Medical Care US Finance, Inc.
469,079	5.750%, 2/15/2021[f]	513,642
	Gilead Sciences, Inc.
155,000	3.250%, 9/1/2022	164,232
	Grifols Worldwide Operations, Ltd.
750,000	5.250%, 4/1/2022	772,500
	HCA, Inc.
469,079	4.750%, 5/1/2023	480,806
285,000	5.250%, 6/15/2026	296,044
	JBS USA, LLC
855,000	5.750%, 6/15/2025[f]	786,600
	Laboratory Corporation of America Holdings
90,000	2.625%, 2/1/2020	90,912
	Land O’Lakes, Inc.
400,000	8.000%, 12/31/2049[f,j]	412,000
	Mead Johnson Nutrition Company
160,000	3.000%, 11/15/2020	165,615
	Merck & Company, Inc.
95,000	0.996%, 2/10/2020[e]	94,916
	Mondelez International, Inc.
140,000	2.250%, 2/1/2019	142,452
	Mylan NV
80,000	3.750%, 12/15/2020[f]	82,765
	Pinnacle Foods, Inc.
500,000	5.875%, 1/15/2024[f]	528,750
	Revlon Consumer Products Corporation
469,079	5.750%, 2/15/2021	476,702
	Reynolds American, Inc.
87,000	3.250%, 6/12/2020	91,228
	SABMiller plc
182,000	6.500%, 7/15/2018[f]	201,409
	Safeway, Inc.
55,000	3.400%, 12/1/2016	54,862
	Spectrum Brands Escrow Corporation
376,000	6.375%, 11/15/2020	396,782
	Tenet Healthcare Corporation
675,000	8.125%, 4/1/2022	700,312
	TreeHouse Foods, Inc.
550,000	4.875%, 3/15/2022	568,563
	Valeant Pharmaceuticals International
469,079	7.250%, 7/15/2022[f]	413,962
	VPII Escrow Corporation
500,000	7.500%, 7/15/2021[f]	457,500
	WM Wrigley Jr. Company
138,000	2.000%, 10/20/2017[f]	139,477
	Zoetis, Inc.
160,000	3.450%, 11/13/2020	164,798

	Total	13,184,402

Energy (1.8%)
	Anadarko Petroleum Corporation
150,000	8.700%, 3/15/2019	170,886
	Boardwalk Pipelines, Ltd.
192,000	5.875%, 11/15/2016	192,367
	BP Capital Markets plc
155,000	1.676%, 5/3/2019[d]	155,244
	Buckeye Partners, LP
268,000	2.650%, 11/15/2018	268,803

The accompanying Notes to Financial Statements are an integral part of this schedule.

98

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (62.3%)	Value
Energy (1.8%) - continued
	Chevron Corporation
$160,000	1.128%, 11/16/2018[e]	$159,288
	Concho Resources, Inc.
859,079	6.500%, 1/15/2022	893,442
	Crestwood Midstream Partners, LP
550,000	6.250%, 4/1/2023[f]	501,875
	Enbridge, Inc.
118,000	1.083%, 6/2/2017[e,i]	114,504
	EQT Corporation
52,000	5.150%, 3/1/2018	52,690
134,000	8.125%, 6/1/2019	146,968
	Exxon Mobil Corporation
200,000	1.708%, 3/1/2019	202,752
	Marathon Petroleum Corporation
160,000	3.400%, 12/15/2020	161,123
	MEG Energy Corporation
376,000	6.375%, 1/30/2023[f]	286,467
	Occidental Petroleum Corporation
160,000	2.600%, 4/15/2022	161,932
	Pacific Drilling V, Ltd.
550,000	7.250%, 12/1/2017[f]	203,844
	Petrobras International Finance Company
720,000	5.750%, 1/20/2020	660,600
	Petroleos Mexicanos
437,000	5.500%, 2/4/2019[f]	456,884
360,000	6.875%, 8/4/2026[f]	397,260
	Pioneer Natural Resources Company
56,000	3.450%, 1/15/2021	56,828
	Regency Energy Partners, LP
675,000	5.000%, 10/1/2022	662,135
	Sabine Pass Liquefaction, LLC
805,000	5.625%, 3/1/2025	784,875
	Schlumberger Holdings Corporation
160,000	3.000%, 12/21/2020[f]	164,539
	Shell International Finance BV
170,000	1.071%, 5/11/2020[e]	164,935
	Sunoco Logistics Partners Operations, LP
160,000	4.400%, 4/1/2021	164,456
	Transcontinental Gas Pipe Line Company, LLC
150,000	7.850%, 2/1/2026[f]	181,123

	Total	7,365,820

Financials (6.5%)
	Abbey National Treasury Services plc
240,000	1.040%, 9/29/2017[e]	238,783
	ACE INA Holdings, Inc.
160,000	2.875%, 11/3/2022	165,780
	Air Lease Corporation
244,000	2.125%, 1/15/2018	240,950
80,000	2.625%, 9/4/2018	79,465
	Ally Financial, Inc.
540,000	3.750%, 11/18/2019	538,650
	American Express Credit Corporation
160,000	1.682%, 9/14/2020[e]	160,358
	Aviation Capital Group Corporation
138,000	3.875%, 9/27/2016[f]	138,869
	Bank of America Corporation
268,000	5.700%, 5/2/2017	278,664
240,000	1.700%, 8/25/2017	240,713
484,000	1.694%, 3/22/2018[e]	486,459
420,000	5.650%, 5/1/2018	451,032
475,000	6.300%, 12/29/2049[j]	497,563
177,000	8.000%, 12/29/2049[j]	172,575
	BB&T Corporation
202,000	2.050%, 6/19/2018	204,470
	Bear Stearns Companies, LLC
295,000	6.400%, 10/2/2017	315,156
	BNP Paribas SA
208,000	2.375%, 9/14/2017	210,552
730,000	7.625%, 12/29/2049[f,i,j]	746,425
	Caisse Centrale Desjardins du Quebec
115,000	1.303%, 1/29/2018[e,f]	114,660
	CIT Group, Inc.
450,000	3.875%, 2/19/2019	452,250
	Citigroup, Inc.
363,000	1.850%, 11/24/2017	364,290
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
500,000	11.000%, 12/29/2049[f,j]	609,375
	Credit Agricole SA
250,000	1.605%, 6/10/2020[e,f]	248,848
	Credit Suisse Group AG
588,000	7.500%, 12/11/2049[f,j]	584,027
	CyrusOne, LP
469,079	6.375%, 11/15/2022	495,169
	Discover Bank
70,000	8.700%, 11/18/2019	81,448
	Discover Financial Services
138,000	6.450%, 6/12/2017	144,627
	Duke Realty, LP
242,000	8.250%, 8/15/2019	287,905
	Fifth Third Bancorp
315,000	5.450%, 1/15/2017	322,812
	Goldman Sachs Group, Inc.
138,000	2.625%, 1/31/2019	140,826
228,000	7.500%, 2/15/2019	261,691
115,000	1.798%, 4/23/2020[e]	115,002
170,000	2.236%, 11/29/2023[e]	169,671
	Hartford Financial Services Group, Inc.
263,000	6.000%, 1/15/2019	288,443
	HCP, Inc.
139,000	3.750%, 2/1/2019	143,710
	Health Care REIT, Inc.
134,000	4.700%, 9/15/2017	138,947
	Hospitality Properties Trust
150,000	4.250%, 2/15/2021	154,141
	HSBC Holdings plc
121,000	6.375%, 12/29/2049[i,j]	116,874
	Huntington Bancshares, Inc.
200,000	3.150%, 3/14/2021	204,942
	Hutchison Whampoa Finance CI, Ltd.
234,000	1.625%, 10/31/2017[f]	233,955
	Icahn Enterprises, LP
800,000	6.000%, 8/1/2020	798,080

The accompanying Notes to Financial Statements are an integral part of this schedule.

99

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (62.3%)	Value
Financials (6.5%) - continued
	ILFC E-Capital Trust II
$865,000	4.490%, 12/21/2065[e,f]	$709,300
	ING Capital Funding Trust III
144,000	4.231%, 12/29/2049[e,j]	140,220
	International Lease Finance Corporation
140,000	2.584%, 6/15/2016[e]	140,164
420,000	5.875%, 4/1/2019	450,450
	Intesa Sanpaolo SPA
68,000	3.875%, 1/16/2018	69,752
201,000	3.875%, 1/15/2019	208,215
	J.P. Morgan Chase & Company
138,000	6.300%, 4/23/2019	155,501
75,000	2.250%, 1/23/2020	75,549
725,000	6.750%, 8/29/2049[i,j]	802,104
	KeyCorp
223,000	2.300%, 12/13/2018	225,013
	Liberty Mutual Group, Inc.
54,000	5.000%, 6/1/2021[f]	59,091
	Lloyds Bank plc
105,000	1.160%, 3/16/2018[e]	104,296
	Macquarie Bank, Ltd.
150,000	1.808%, 1/15/2019[e,f]	150,275
	Mellon Capital IV
760,000	4.000%, 6/29/2049[e,j]	585,770
	MetLife, Inc.
244,000	1.903%, 12/15/2017	246,132
	Mizuho Corporate Bank, Ltd.
191,000	1.550%, 10/17/2017[f]	190,696
	Morgan Stanley
238,000	6.625%, 4/1/2018	259,628
115,000	1.774%, 1/27/2020[e]	115,073
150,000	4.875%, 11/1/2022	163,201
	MPT Operating Partnership, LP
550,000	5.500%, 5/1/2024	555,500
	Murray Street Investment Trust I
386,000	4.647%, 3/9/2017	396,494
	National City Corporation
140,000	6.875%, 5/15/2019	158,335
	New York Life Global Funding
160,000	1.550%, 11/2/2018[f]	160,771
	Nomura Holdings, Inc.
135,000	2.750%, 3/19/2019	136,909
	Quicken Loans, Inc.
550,000	5.750%, 5/1/2025[f]	517,000
	Realty Income Corporation
191,000	2.000%, 1/31/2018	192,073
	Regions Bank
250,000	7.500%, 5/15/2018	274,734
	Regions Financial Corporation
135,000	3.200%, 2/8/2021	136,145
	Reinsurance Group of America, Inc.
305,000	5.625%, 3/15/2017	315,513
	Royal Bank of Scotland Group plc
134,000	1.569%, 3/31/2017[e]	133,906
848,000	7.640%, 3/29/2049[j]	792,456
638,000	7.648%, 8/29/2049[j]	743,270
	Simon Property Group, LP
160,000	2.500%, 9/1/2020	163,861
225,000	2.500%, 7/15/2021	231,420
	SLM Corporation
150,000	4.625%, 9/25/2017	152,812
	Societe Generale SA
745,000	8.250%, 9/29/2049[j]	761,763
	State Street Capital Trust IV
1,000,000	1.634%, 6/15/2037[e]	732,500
	State Street Corporation
160,000	1.518%, 8/18/2020[e]	160,488
	Sumitomo Mitsui Banking Corporation
360,000	1.300%, 1/10/2017	360,133
135,000	1.213%, 1/16/2018[e]	134,432
	SunTrust Banks, Inc.
125,000	2.900%, 3/3/2021	127,164
	Synchrony Financial
363,000	1.875%, 8/15/2017	363,018
75,000	1.849%, 2/3/2020[e]	72,545
	Synovus Financial Corporation
385,000	5.750%, 12/15/2025	390,775
	Toronto-Dominion Bank
150,000	1.475%, 1/22/2019[e]	150,639
160,000	1.562%, 12/14/2020[e]	160,248
	UnitedHealth Group, Inc.
160,000	3.350%, 7/15/2022	169,722
	USB Realty Corporation
785,000	1.775%, 12/29/2049[e,f,j]	639,288
	Voya Financial, Inc.
210,000	2.900%, 2/15/2018	213,590
	Wells Fargo & Company
115,000	1.318%, 1/30/2020[e]	114,083

	Total	26,100,174

Foreign Government (15.2%)
	Argentina Government International Bond
780,000	6.250%, 4/22/2019[f]	808,860
200,000	6.875%, 4/22/2021[f]	206,000
185,000	7.500%, 4/22/2026[f]	187,775
875,000	7.625%, 4/22/2046[f]	860,563
	Brazil Government International Bond
1,116,000	5.875%, 1/15/2019	1,213,650
1,303,000	4.875%, 1/22/2021	1,325,803
1,800,000	2.625%, 1/5/2023	1,561,500
1,440,000	5.000%, 1/27/2045	1,162,800
	Colombia Government International Bond
1,010,000	2.625%, 3/15/2023	942,835
910,000	4.000%, 2/26/2024	914,550
1,650,000	5.000%, 6/15/2045	1,571,625
	Croatia Government International Bond
328,000	6.750%, 11/5/2019[f]	360,019
1,275,000	6.625%, 7/14/2020[f]	1,398,037
	Export-Import Bank of Korea
110,000	2.250%, 1/21/2020	110,886
	Hungary Government International Bond
1,450,000	5.750%, 11/22/2023	1,640,312
1,452,000	5.375%, 3/25/2024	1,613,535

The accompanying Notes to Financial Statements are an integral part of this schedule.

100

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (62.3%)	Value
Foreign Government (15.2%) - continued
	Indonesia Government International Bond
$1,140,000	4.875%, 5/5/2021[f]	$1,235,348
1,100,000	3.375%, 4/15/2023[f]	1,089,097
1,116,000	5.875%, 1/15/2024[f]	1,269,969
900,000	4.125%, 1/15/2025[f]	917,590
744,000	4.750%, 1/8/2026[f]	790,609
1,900,000	5.125%, 1/15/2045[f]	1,927,628
	Mexico Government International Bond
910,000	3.625%, 3/15/2022	940,940
1,124,000	4.000%, 10/2/2023	1,177,390
1,290,000	3.600%, 1/30/2025	1,310,962
372,000	6.050%, 1/11/2040	440,820
910,000	4.750%, 3/8/2044	919,100
744,000	5.550%, 1/21/2045	837,000
1,302,000	4.600%, 1/23/2046	1,287,027
	Panama Government International Bond
725,000	4.000%, 9/22/2024	763,062
750,000	3.750%, 3/16/2025	772,500
372,000	6.700%, 1/26/2036	476,160
	Peru Government International Bond
2,235,000	4.125%, 8/25/2027	2,388,098
	Philippines Government International Bond
675,000	7.750%, 1/14/2031	1,041,032
450,000	6.375%, 10/23/2034	640,113
360,000	5.000%, 1/13/2037	454,337
720,000	3.950%, 1/20/2040	795,325
1,535,000	3.700%, 3/1/2041	1,638,051
	Romania Government International Bond
730,000	4.375%, 8/22/2023[f]	775,691
380,000	4.875%, 1/22/2024[f]	415,625
	Russia Government International Bond
744,000	3.500%, 1/16/2019[f]	752,296
3,000,000	5.000%, 4/29/2020[f]	3,172,200
1,820,000	4.875%, 9/16/2023[f]	1,937,153
1,050,900	7.500%, 3/31/2030[f]	1,281,198
1,116,000	5.625%, 4/4/2042[f]	1,173,773
	South Africa Government International Bond
900,000	5.500%, 3/9/2020	957,247
735,000	5.875%, 5/30/2022[i]	803,098
180,000	5.375%, 7/24/2044	177,525
	Turkey Government International Bond
1,116,000	7.500%, 11/7/2019	1,278,635
2,000,000	7.000%, 6/5/2020	2,273,940
1,450,000	5.125%, 3/25/2022	1,539,900
744,000	6.250%, 9/26/2022	834,210
372,000	5.750%, 3/22/2024	408,270
1,450,000	4.250%, 4/14/2026	1,439,125
745,000	4.875%, 10/9/2026[i]	768,391
360,000	4.875%, 4/16/2043	337,500
575,000	6.625%, 2/17/2045[d]	679,305
	United Mexican States
1,200,000	4.125%, 1/21/2026	1,260,000

	Total	61,255,990

Mortgage-Backed Securities (8.4%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
2,250,000	3.000%, 5/1/2031[d]	2,353,007
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
3,050,000	4.000%, 5/1/2046[d]	3,256,828
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
2,550,000	2.500%, 5/1/2031[d]	2,620,573
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
12,150,000	3.500%, 5/1/2046[d]	12,732,822
7,812,500	4.000%, 5/1/2046[d]	8,345,794
4,400,000	4.500%, 5/1/2046[d]	4,790,672

	Total	34,099,696

Technology (1.6%)
	Alliance Data Systems Corporation
440,000	5.375%, 8/1/2022[f]	423,500
	Apple, Inc.
170,000	0.917%, 5/6/2020[e]	168,216
	Automatic Data Processing, Inc.
160,000	2.250%, 9/15/2020	165,130
	Baidu, Inc.
200,000	2.750%, 6/9/2019	202,659
	Cisco Systems, Inc.
140,000	1.236%, 2/21/2018[e]	140,959
160,000	1.135%, 3/1/2019[e]	160,360
	Denali Borrower, LLC
800,000	5.625%, 10/15/2020[f]	842,000
	Equinix, Inc.
540,000	5.750%, 1/1/2025	564,991
	Fidelity National Information Services, Inc.
236,000	1.450%, 6/5/2017	235,565
160,000	3.625%, 10/15/2020	167,399
	First Data Corporation
550,000	5.375%, 8/15/2023[f]	568,563
	Freescale Semiconductor, Inc.
500,000	6.000%, 1/15/2022[f]	530,000
	Hewlett Packard Enterprise Company
165,000	3.600%, 10/15/2020[f]	171,150
	IMS Health, Inc.
375,000	6.000%, 11/1/2020[f]	384,375
	Intel Corporation
160,000	3.100%, 7/29/2022	169,815
	Iron Mountain, Inc.
360,079	6.000%, 8/15/2023	382,584
	Oracle Corporation
170,000	2.500%, 5/15/2022	173,647
	Sensata Technologies BV
765,000	4.875%, 10/15/2023[f]	770,738
	Texas Instruments, Inc.
170,000	1.750%, 5/1/2020	170,656

The accompanying Notes to Financial Statements are an integral part of this schedule.

101

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (62.3%)	Value
Technology (1.6%) - continued
	Tyco Electronics Group SA
$202,000	6.550%, 10/1/2017	$216,082

	Total	6,608,389

Transportation (0.7%)
	Air Canada Pass Through Trust
63,054	3.875%, 3/15/2023[f]	60,847
	American Airlines Pass Through Trust
117,622	4.950%, 1/15/2023	126,297
	Avis Budget Car Rental, LLC
800,000	5.125%, 6/1/2022[f,i]	759,500
	Continental Airlines, Inc.
326,452	6.250%, 4/11/2020	341,346
	Delta Air Lines, Inc.
118,215	4.950%, 5/23/2019	124,634
	J.B. Hunt Transport Services, Inc.
160,000	3.300%, 8/15/2022	163,723
	Korea Expressway Corporation
200,000	1.625%, 4/28/2017[f]	200,051
	United Airlines 2015-1 Class A Pass Through Trust
160,000	3.700%, 12/1/2022	162,400
	US Airways Pass Through Trust
361,847	3.950%, 11/15/2025	372,703
	XPO Logistics, Inc.
500,000	6.500%, 6/15/2022[f,i]	486,900

	Total	2,798,401

U.S. Government and Agencies (1.3%)
	U.S. Treasury Bonds
3,650,000	1.625%, 2/15/2026[i]	3,586,694
	U.S. Treasury Notes
860,000	1.875%, 6/30/2020	884,422
900,000	2.125%, 6/30/2022	932,766

	Total	5,403,882

Utilities (1.8%)
	AES Corporation
469,079	7.375%, 7/1/2021	538,268
	Ameren Corporation
160,000	2.700%, 11/15/2020	162,407
	Arizona Public Service Company
95,000	2.200%, 1/15/2020	96,250
	Berkshire Hathaway Energy Company
240,000	2.400%, 2/1/2020	245,400
	Calpine Corporation
675,000	5.375%, 1/15/2023	680,906
	DTE Energy Company
242,000	2.400%, 12/1/2019	245,676
	Dynegy Finance I, Inc.
775,000	7.375%, 11/1/2022	765,530
	EDP Finance BV
242,000	4.125%, 1/15/2020[f]	247,209
	El Paso Corporation
122,000	7.000%, 6/15/2017	127,771
	Electricite de France SA
660,000	5.250%, 12/29/2049[f,j]	636,174
	Energy Transfer Equity, LP
855,000	5.500%, 6/1/2027	733,821
	Eversource Energy
80,000	1.600%, 1/15/2018	80,104
	Exelon Generation Company, LLC
138,000	5.200%, 10/1/2019	151,426
70,000	2.950%, 1/15/2020	71,056
	MPLX LP
845,000	4.875%, 12/1/2024[f]	823,597
	NextEra Energy Capital Holdings, Inc.
125,000	2.300%, 4/1/2019	126,511
	NiSource Finance Corporation
97,000	6.400%, 3/15/2018	105,150
	NRG Energy, Inc.
469,079	6.625%, 3/15/2023	460,870
	Pacific Gas & Electric Company
134,000	5.625%, 11/30/2017	142,833
	PG&E Corporation
136,000	2.400%, 3/1/2019	138,459
	Sempra Energy
244,000	6.150%, 6/15/2018	265,654
75,000	2.400%, 3/15/2020	75,570
	Southern California Edison Company
55,000	2.400%, 2/1/2022	55,626
	Xcel Energy, Inc.
170,000	1.200%, 6/1/2017	169,825

	Total	7,146,093

	Total Long-Term Fixed Income (cost $251,349,242)	251,475,976

Shares	Preferred Stock (2.5%)	Value
Consumer Staples (0.1%)
14,320	CHS, Inc., 7.100%[j]	397,237

	Total	397,237

Financials (2.4%)
7,320	Agribank FCB, 6.875%[j]	777,522
707	Bank of America Corporation, Convertible, 7.250%[j]	833,058
28,995	Citigroup, Inc., 6.875%[j]	799,972
14,400	Citigroup, Inc., 7.008%[e]	376,560
5,700	Cobank ACB, 6.250%[j]	583,894
6,965	Farm Credit Bank of Texas, 6.750%[j]	749,826
31,000	GMAC Capital Trust I, 6.402%[e]	777,170
31,600	Goldman Sachs Group, Inc., 5.500%[j]	794,108
30,675	HSBC USA, Inc., 6.500%[j]	798,470
276,000	J.P. Morgan Chase & Company[j]	277,552
580	M&T Bank Corporation, 6.375%[j]	609,725
28,300	Morgan Stanley, 7.125%[j]	813,625
19,266	U.S. Bancorp, 6.500%[j]	569,503
679	Wells Fargo & Company, Convertible, 7.500%[j]	846,034

	Total	9,607,019

	Total Preferred Stock (cost $9,627,511)	10,004,256

Shares	Registered Investment Companies (2.5%)	Value
Equity Funds/ETFs (0.5%)
38,500	BlackRock Resources & Commodities Strategy Trust	296,450

The accompanying Notes to Financial Statements are an integral part of this schedule.

102

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Shares	Registered Investment Companies (2.5%)	Value
Equity Funds/ETFs (0.5%) - continued
17,000	Guggenheim Multi-Asset Income ETF	$323,170
79,500	iShares FTSE NAREIT Mortgage Plus Capped Index Fund	781,485
34,500	NFJ Dividend Interest & Premium Strategy Fund	430,560

	Total	1,831,665

Fixed Income Funds/ETFs (2.0%)
184,069	Aberdeen Asia-Pacific Income Fund, Inc.	927,708
57,050	Doubleline Income Solutions Fund	1,004,080
29,204	First Trust High Income Long/Short Fund	435,140
171,926	MFS Intermediate Income Trust	797,737
61,304	PIMCO Dynamic Credit Income Fund	1,120,024
141,898	Templeton Global Income Fund	935,108
17,645	Vanguard Short-Term Corporate Bond ETF	1,414,952
64,671	Western Asset Emerging Markets Debt Fund, Inc.	959,071
100,767	Western Asset High Income
	Opportunity Fund, Inc.	478,643

	Total	8,072,463

	Total Registered Investment Companies (cost $11,410,235)	9,904,128

Shares	Common Stock (0.8%)	Value
Energy (0.1%)
3,297	Vantage Drilling International[k]	313,215

	Total	313,215

Financials (0.7%)
130,900	Apollo Investment Corporation	761,838
60,250	Ares Capital Corporation	915,197
26,700	Invesco Mortgage Capital, Inc.	343,095
51,300	Solar Capital, Ltd.	904,419

	Total	2,924,549

	Total Common Stock (cost $3,566,207)	3,237,764

Shares	Collateral Held for Securities Loaned (2.8%)	Value
11,404,416	Thrivent Cash Management Trust	11,404,416

	Total Collateral Held for Securities Loaned (cost $11,404,416)	11,404,416

Shares or Principal Amount	Short-Term Investments (12.4%)[l]	Value
	Federal Home Loan Bank
5,000,000	0.381%, 5/18/2016[e]	5,000,180
	Federal Home Loan Bank Discount Notes
8,835,000	0.200%, 5/3/2016	8,834,938
3,000,000	0.230%, 5/4/2016	2,999,958
835,000	0.200%, 5/9/2016	834,959
4,000,000	0.250%, 5/11/2016	3,999,748
4,000,000	0.240%, 5/13/2016	3,999,696
3,200,000	0.230%, 5/17/2016	3,199,667
3,000,000	0.240%, 5/18/2016	2,999,667
9,880,000	0.252%, 5/24/2016	9,878,488
4,100,000	0.275%, 6/17/2016	4,098,508
4,000,000	0.285%, 6/22/2016	3,998,384
	U.S. Treasury Bills
200,000	0.345%, 6/23/2016[m]	199,958

	Total Short-Term Investments (cost $50,043,694)	50,044,151

	Total Investments (cost $463,039,132) 112.7%	$454,401,897

	Other Assets and Liabilities, Net (12.7%)	(51,364,077)

	Total Net Assets 100.0%	$403,037,820

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	In bankruptcy. Interest is not being accrued.
c	All or a portion of the loan is unfunded.
d	Denotes investments purchased on a when-issued or delayed delivery basis.
e	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of April 29, 2016.
f

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of April 29, 2016, the value of these investments was $57,325,421 or 14.2% of total net assets.

g	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of April 29, 2016.
h	All or a portion of the security is insured or guaranteed.
i	All or a portion of the security is on loan.
j	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
k	Non-income producing security.
l	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
m	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Opportunity Income Plus Fund as of April 29, 2016 was $9,186,227 or 2.3% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of April 29, 2016.

The accompanying Notes to Financial Statements are an integral part of this schedule.

103

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Security	Acquisition Date	Cost
Angel Oak Mortgage Trust, 11/25/2045	12/10/2015	$891,477
Bayview Opportunity Master Fund Trust, 2/28/2035	9/1/2015	682,307
Bayview Opportunity Master Fund Trust, 7/28/2034	11/12/2014	308,173
CAM Mortgage, LLC, 7/15/2064	6/24/2015	339,571
Citi Held For Asset Issuance, 8/15/2022	2/26/2016	907,355
Digicel, Ltd., 4/15/2021	8/19/2013	779,125
DRB Prime Student Loan Trust, 1/25/2040	12/4/2015	446,075
Inmet Mining Corporation, 6/1/2020	8/19/2013	82
NCF Dealer Floorplan Master Trust, 3/21/2022	4/8/2016	489,644
Pretium Mortgage Credit Partners, LLC, 11/27/2030	11/6/2015	757,931
Pretium Mortgage Credit Partners, LLC, 10/27/2030	10/6/2015	718,367
Sunset Mortgage Loan Company, LLC, 9/16/2045	10/2/2015	715,389
U.S. Residential Opportunity Fund III Trust, 1/27/2035	2/6/2015	621,603
Vericrest Opportunity Loan Transferee, 10/25/2058	1/13/2016	479,712
Wachovia Asset Securitization, Inc., 7/25/2037	3/16/2007	1,320,116

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Opportunity Income Plus Fund as of April 29, 2016:

Securities Lending Transactions
Taxable Debt Security	$11,032,854

Total lending	$11,032,854
Gross amount payable upon return of collateral for securities loaned	$11,404,416

Net amounts due to counterparty	$371,562

Definitions:

ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

The accompanying Notes to Financial Statements are an integral part of this schedule.

104

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Shares	Common Stock (87.5%)	Value
Australia (5.2%)
294,500	Australia & New Zealand Banking Group, Ltd.	$5,398,182
142,799	Australian Pharmaceutical Industries, Ltd.	212,122
163,200	Bellamy’s Australia Limited[a]	1,244,813
18,443	Bendigo and Adelaide Bank, Ltd.	129,835
34,141	BlueScope Steel, Ltd.	166,689
46,705	Boral, Ltd.	227,320
34,645	BT Investment Management, Ltd.	258,832
69,098	Caltex Australia, Ltd.	1,695,889
197,442	Challenger, Ltd.	1,335,579
16,190	Cochlear, Ltd.	1,324,286
40,970	Commonwealth Bank of Australia	2,287,242
596,300	Cromwell Property Group	461,509
341,446	CSR, Ltd.	881,600
263,000	Genworth Mortgage Insurance Australia, Ltd.	474,970
35,904	Iluka Resources, Ltd.	174,257
279,195	Incitec Pivot, Ltd.	678,483
197,229	Investa Office Fund	622,756
32,900	IOOF Holdings, Ltd.	222,499
60,899	JB Hi-Fi, Ltd.	1,013,135
10,504	Macquarie Atlas Roads Group	38,714
28,223	Macquarie Group, Ltd.	1,352,026
15,919	Magellan Financial Group, Ltd.	258,235
230,700	National Australia Bank, Ltd.	4,733,064
99,541	Northern Star Resources, Ltd.	296,065
861,383	Orora, Ltd.	1,716,975
261,826	OZ Minerals, Ltd.	1,162,412
192,590	Pacific Brands, Ltd.	166,441
177,235	Pact Group Holdings, Ltd.	694,242
218,200	Qantas Airways, Ltd.[b]	532,024
28,675	Ramsay Health Care, Ltd.	1,410,122
152,865	Regis Resources, Ltd.	339,982
29,456	Rio Tinto, Ltd.	1,149,333
29,843	SAI Global, Ltd.	82,454
147,356	Sandfire Resources NL	658,858
106,770	St Barbara, Ltd.[b]	189,992
487,271	Star Entertainment Group, Ltd.	2,080,641
231,364	Telstra Corporation, Ltd.	939,425
278,104	Treasury Wine Estates, Ltd.	1,958,207
111,900	Western Areas, Ltd.[a]	210,961

	Total	38,780,171

Austria (0.7%)
30,141	BUWOG AG	634,514
37,900	Erste Group Bank AGb	1,091,003
1,694	Lenzing AG	131,261
90,020	OMV AG	2,708,719
930	Porr AG	29,442
3,538	S IMMO AG	34,726
9,200	Vienna Insurance Group AG Wiener Versicherung Gruppe	207,574

	Total	4,837,239

Belgium (1.1%)
29,879	Agfa-Gevaert NVb	118,809
13,399	Anheuser-Busch InBev NV	1,662,207
291	Barco NV	20,322
2,453	Befimmo SA	164,064
21,227	bpost SA	599,445
1,921	Compagnie d’ Entreprises CFE	190,935
18,440	Delhaize Group SA	1,937,770
25,036	Fagron NV	183,057
4,700	Group Bruxelles Lambert SA	415,831
10,647	Melexis NV	589,249
36,430	NV Bekaert SA	1,604,356
4,800	Proximus SAa	161,779
4,011	SA D’Ieteren NV	177,922
6,640	Tessenderlo Chemie NVb	228,529
3,534	Warehouses De Pauw CVA	321,950

	Total	8,376,225

Bermuda (<0.1%)
1,713,000	G-Resources Group, Ltd.	39,355
1,300	HAL Trust	281,542

	Total	320,897

Brazil (1.5%)
405,985	Banco Bradesco SA ADR	3,032,708
103,778	BRF SA	1,476,443
285,000	Lojas Renner SA	1,711,202
96,707	Multiplan Empreendimentos Imobiliarios SA	1,667,435
144,412	Ultrapar Participacoes SA	3,047,170
75,532	Vale SA ADR	428,266

	Total	11,363,224

Canada (3.6%)
45,057	Alimentation Couche-Tard, Inc.	1,975,082
53,846	AutoCanada, Inc.[a]	881,054
17,265	Bank of Montreal	1,124,764
75,706	Brookfield Asset Management, Inc.	2,558,328
42,748	Canadian National Railway Company	2,632,271
20,126	Canadian Natural Resources, Ltd.	604,405
1,803	Canadian Pacific Railway, Ltd.	260,139
35,446	CGI Group, Inc.[b]	1,619,323
44,264	CI Financial Corporation	980,038
14,791	Cominar Real Estate Investment Trust	203,705
32,645	Dollarama, Inc.	2,353,604
38,352	Dream Industrial Real Estate Investment Trust	252,175
12,350	Enbridge, Inc.	513,017
93,375	Entertainment One, Ltd.	252,405
16,089	Finning International, Inc.	285,953
22,231	Freehold Royalties, Ltd.	221,832
150,217	Kinross Gold Corporation[b]	856,023
17,836	Mercer International, Inc.	149,822
69,953	Metro, Inc.	2,341,059
21,832	Premium Brands Holdings Corporation	941,697
12,538	Silver Wheaton Corporation	262,711
32,897	TELUS Corporation	1,042,993
51,814	Toronto-Dominion Bank	2,306,378
44,916	Transcanada Corporation	1,865,086
78,407	Turquoise Hill Resources, Ltd.[b]	234,340

	Total	26,718,204

Cayman Islands (0.2%)
1,285,830	WH Group, Ltd.[b,c]	1,038,599
400,000	Xinyi Glass Holdings Company, Ltd.	272,470

	Total	1,311,069

Chile (0.2%)
70,146	Banco Santander Chile SA ADR	1,360,832

	Total	1,360,832

The accompanying Notes to Financial Statements are an integral part of this schedule.

105

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Shares	Common Stock (87.5%)	Value
China (0.4%)
2,252,379	Lenovo Group, Ltd.	$1,781,839
2,005,000	PetroChina Company, Ltd.	1,466,918

	Total	3,248,757

Denmark (1.8%)
3,000	Aktieselskabet Schouw & Company	175,478
8,100	Jyske Bank AS	331,489
9,025	NKT Holding AS	514,555
93,303	Novo Nordisk AS	5,209,517
16,900	Novozymes AS	810,561
14,788	Pandora AS	1,922,626
6,140	Per Aarsleff Holding AS	169,688
46,484	Royal Unibrew AS	2,100,199
3,700	SimCorp AS	166,445
8,483	Spar Nord Bank AS	69,261
26,278	Vestas Wind Systems AS	1,881,034

	Total	13,350,853

Faroe Islands (0.1%)
29,020	Bakkafrost PF	1,026,573

	Total	1,026,573

Finland (0.8%)
4,506	Cramo Oyj	90,295
45,000	Elisa Oyj	1,682,646
13,700	Fortum Oyj	206,549
12,281	Ramirent Oyj	85,901
52,021	Sponda Oyj	226,537
9,551	Tieto Oyj	250,985
187,044	UPM-Kymmene Oyj	3,580,428
20,245	YIT Oyj	138,216

	Total	6,261,557

France (5.4%)
2,221	Adocia[b]	157,801
33,144	Air France-KLM[b]	296,943
1,836	Alten SA	113,363
6,158	Assystem	159,782
12,700	AtoS	1,130,390
215,383	AXA SA	5,438,361
257,400	Bollore SA	1,019,359
20,328	Cap Gemini SA	1,897,479
8,567	Casino Guichard Perrachon SA	509,865
2,098	Cegid Group	148,464
5,601	Christian Dior SE	984,215
16,876	Coface SA	136,318
9,737	Derichebourg	31,045
18,854	Eiffage SA	1,499,888
17,720	Elior Group[c]	380,912
918	Euler Hermes Group	87,271
1,102	Eurofins Scientific SE	408,872
60,640	Eutelsat Communications	1,884,006
990	Guerbet	65,028
16,546	Havas SA	138,734
14,700	Imerys SA	1,085,575
11,791	Innate Pharma SAb	170,611
18,644	Ipsen SA	1,127,202
9,911	Ipsos SA	295,534
32,632	Korian Medica SA	1,028,391
15,600	Legrand SA	888,499
16,553	Neopost SA	405,495
12,172	Nexans SAb	566,264
792	Nexity SA	42,452
71,390	Orange SA	1,186,075
10,000	Peugeot SAb	161,162
15,436	Renault SA	1,489,393
22,304	Saft Groupe SA	692,922
17,400	Sanofi	1,434,229
83	Sartorius Stedim Biotech	31,719
21,683	SCOR SEa	738,650
1,012	Societe de la Tour Eiffel - Warrants[b,d]	0
18,700	Suez Environnement Company SA	344,636
3,109	Technicolor SA	21,325
19,638	Thales SA	1,699,435
139,739	Total SA	7,062,554
7,170	UbiSoft Entertainment SAb	208,111
92,026	Vallourec SA	479,231
45,161	Veolia Environnement SA	1,109,411
16,301	Vinci SA	1,217,500

	Total	39,974,472

Germany (6.1%)
15,223	Aareal Bank AG	541,943
18,881	Adidas AG	2,435,989
12,800	Allianz SE	2,177,648
352	Amadeus Fire AG	26,433
21,464	Aurubis AG	1,166,491
3,100	Axel Springer SE	173,344
14,964	Bayer AG	1,729,352
1,705	Bechtle AG	178,318
4,714	Centrotec Sustainable AG	77,998
7,022	Deutsche EuroShop AG	327,632
166,542	Deutsche Telekom AG	2,923,397
58,082	Deutsche Wohnen AG	1,780,912
5,922	DIC Asset AG	54,609
45,647	Evonik Industries AG	1,448,307
84,789	Evotec AGb	338,508
15,900	Fraport AG Frankfurt Airport Services Worldwide	963,906
32,455	Freenet AG	993,496
35,797	Fresenius SE & Company KGaA	2,610,267
11,200	FUCHS PETROLUB SE	479,595
14,955	Gerresheimer AG	1,115,373
11,397	Hannover Rueckversicherung SE	1,302,922
3,587	Homag Group AG	147,822
2,745	Hugo Boss AG	175,176
4,062	Indus Holding AG	207,287
11,648	Jenoptik AG	182,218
13,611	Kloeckner & Company SE	158,887
3,215	Linde AG	491,904
11,300	Merck KGaA[b]	1,064,204
10,700	MTU Aero Engines AG	1,011,656
6,698	Nemetschek AG	374,815
7,556	Pfeiffer Vacuum Technology AG	813,860
28,389	ProSiebenSat.1 Media AG	1,450,259
2,858	Rheinmetall AG	223,917
49,452	SAP SE	3,880,075
79,429	Siemens AG	8,312,147
28,027	Software AG	1,072,948
604	STRATEC Biomedical AG	34,608
2,253	Stroeer SE	111,144
47,401	TAG Immobilien AG	630,267
7,902	Takkt AG	165,130
30,545	Talanx AG	1,016,556
5,100	Volkswagen AG	814,456

	Total	45,185,776

The accompanying Notes to Financial Statements are an integral part of this schedule.

106

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Shares	Common Stock (87.5%)	Value
Hong Kong (2.9%)
748,400	AIA Group, Ltd.	$4,478,879
67,000	Bank of East Asia, Ltd.	243,075
63,000	Champion REIT[b]	33,722
321,500	China Mobile, Ltd.	3,691,068
78,500	CK Hutchison Holdings, Ltd.	939,144
26,000	Dah Sing Financial Holdings, Ltd.	177,678
85,000	Emperor Entertainment Hotel, Ltd.	26,319
220,000	Emperor International Holdings, Ltd.	44,151
130,000	Giordano International, Ltd.	58,730
109,000	Guotai Junan International Holdings, Ltd.	36,292
410,000	Haitong International Securities Group, Ltd.	235,969
797,000	Hang Lung Group, Ltd.	2,444,612
46,400	Hong Kong Exchanges and Clearing, Ltd.	1,169,617
86,000	Hutchison Telecommunications Hong Kong Holdings, Ltd.	30,084
352,000	Li & Fung, Ltd.	217,698
961,000	New World Development Company, Ltd.	955,723
12,000	NewOcean Energy Holdings, Ltd.	4,084
2,558,000	PCCW, Ltd.	1,731,468
161,000	Samson Holding, Ltd.	18,452
960,000	Shun Tak Holdings, Ltd.	319,328
650,000	SmarTone Telecommunications Holdings, Ltd.	1,074,520
35,000	Sunlight Real Estate Investment Trust	18,426
150,500	Swire Pacific, Ltd., Class A	1,632,718
270,000	Swire Pacific, Ltd., Class B	525,733
166,950	Swire Properties, Ltd.	433,496
240,000	Texwinca Holdings, Ltd.	233,390
330,000	Truly International Holdings, Ltd.	128,837
65,000	Wheelock and Company, Ltd.	300,924

	Total	21,204,137

Hungary (0.2%)
75,010	Richter Gedeon Nyrt	1,490,117

	Total	1,490,117

India (2.6%)
9,500	Grasim Industries, Ltd.	584,753
39,924	Hero Motocorp, Ltd.	1,741,301
129,000	Hindustan Unilever, Ltd.	1,686,959
218,191	Housing Development Finance Corporation	3,575,542
706,000	ICICI Bank, Ltd.	2,496,184
29,221	ICICI Bank, Ltd. ADR	206,008
162,000	Infosys, Ltd.	2,947,075
598,864	ITC, Ltd.	2,931,857
58,428	Ultra Tech Cement, Ltd.	2,781,670

	Total	18,951,349

Indonesia (0.7%)
6,812,300	Astra International Tbk PT	3,456,935
1,031,600	Indocement Tunggal Prakarsa Tbk PT	1,536,742

	Total	4,993,677

Ireland (1.3%)
37,456	CRH plc	1,090,084
32,600	DCC plc	2,891,471
38,061	Grafton Group plc	384,858
177,694	Henderson Group plc	665,225
26,886	Hibernia REIT plc	39,683
11,333	Paddy Power plc	1,516,337
16,475	Ryanair Holdings plc ADR	1,333,651
52,792	Smurfit Kappa Group plc	1,401,289

	Total	9,322,598

Israel (0.3%)
13,098	Delek Automotive Systems, Ltd.	121,675
24,075	Plus500, Ltd.	207,930
9,973	Shufersal, Ltd.	33,821
31,936	Teva Pharmaceutical Industries, Ltd. ADR	1,738,915

	Total	2,102,341

Italy (2.3%)
14,813	Acea SPA	217,788
226,298	Assicurazioni Generali SPA	3,460,023
18,222	Astaldi SPA	89,453
15,467	ASTM SPA	203,534
7,858	Banca IFIS SPA	225,252
653,237	Banca Popolare di Milano SCRL	497,134
18,800	Banco Popolare Societa Cooperativa	133,120
131,332	Beni Stabili SPA	97,509
12,705	Biesse SPA	193,546
15,262	Buzzi Unicem SPA	289,896
11,146	De’Longhi	257,317
8,940	DiaSorin SPA	522,603
197,600	Enel SPA	898,062
1,614	Engineering SPA	122,149
6,827	ERG SPA	89,004
30,100	EXOR SPA	1,133,675
225,502	Hera SPA	679,222
237,790	Immobiliare Grande Distribuzione SPA	216,486
6,616	Interpump Group SPA	95,477
380,678	Intesa Sanpaolo SPA	1,058,214
66,700	Intesa Sanpaolo SPA-RSP	175,700
240,383	Iren SPA	445,124
19,902	La Doria SPA	290,004
9,937	Maire Tecnimont SPA[b]	30,250
232,768	Mediaset SPA	1,051,572
56,760	Prysmian SPA	1,342,883
83,996	Recordati SPA	2,137,367
760	Reply SPA	108,171
15,087	Salini Impregilo SPA	66,171
283,403	Saras SPA[b]	495,019
76,308	Societa Cattolica di Assicurazioni SCRL	531,223
19,677	Societa Iniziative Autostradali e Servizi SPA	205,807

	Total	17,358,755

Japan (17.2%)
22,200	Accordia Golf Company, Ltd.	210,738
38,800	Aderans Company, Ltd.	195,076
421	Advance Residence Investment Corporation	1,133,913
22,100	Alps Electric Company, Ltd.	381,970
15,600	AOKI Holdings, Inc.	181,015
6,900	Aoyama Trading Company, Ltd.	257,264
10,800	Arcs Company, Ltd.	253,546
2,300	Artnature, Inc.	19,070
26,700	Asatsu-DK, Inc.	662,991
35,000	Bank of Kyoto, Ltd.	234,769
1,200	BML, Inc.	51,146
53,600	Bridgestone Corporation	1,972,878
1,500	C. Uyemura & Company, Ltd.[d]	63,866

The accompanying Notes to Financial Statements are an integral part of this schedule.

107

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Shares	Common Stock (87.5%)	Value
Japan (17.2%) - continued
7,200	Canon Electronics, Inc.	$103,995
28,700	Canon Marketing Japan, Inc.	514,369
6,600	Cawachi, Ltd.	154,583
4,500	Century Tokyo Leasing Corporation	153,014
3,500	Chiyoda Integre Company, Ltd.	69,980
24,000	Chubu Electric Power Company, Inc.	316,132
13,000	Chugoku Marine Paints, Ltd.	92,095
2,200	Cocokara Fine, Inc.	98,001
11,500	Daicel Corporation	143,657
84,000	Daikyo, Inc.	134,516
1,400	Daiseki Company, Ltd.	25,959
35,100	Daiwa House Industry Company, Ltd.	937,757
120	Daiwa House Residential Investment Corporation	294,524
88,900	DCM Holdings Company, Ltd.	672,090
8,900	Dena Company, Ltd.	149,783
51,000	Denki Kagaku Kogyo KK	214,688
27,500	Denso Corporation	1,045,307
1,100	Doshisha Company, Ltd.	20,653
18,100	Doutor Nichires Holdings Company, Ltd.	317,768
27,392	DOWA Holdings Company, Ltd.	171,624
50,000	DTS Corporation	989,593
16,700	DUSKIN Company, Ltd.	303,855
2,400	DyDo DRINCO, Inc.	121,210
5,600	East Japan Railway Company	492,666
55,000	EDION Corporation	445,017
9,600	F.C.C. Company, Ltd.	160,473
14,190	Fields Corporation	211,259
14,100	Foster Electric Company, Ltd.	293,388
89,400	Fuji Heavy Industries, Ltd.	2,935,449
28,716	Fuji Machine Manufacturing Company, Ltd.	294,896
1,500	Fuji Oil Holdings, Inc.	27,903
6,000	Fuji Soft, Inc.	136,083
50,000	Fujibo Holdings, Inc.	97,203
4,000	Fujicco Company, Ltd.	85,201
42,900	FUJIFILM Holdings NPV	1,760,971
1,500	Fujimi Incorporated	19,880
179,000	Fukuoka Financial Group, Inc.	611,910
3,800	Fuyo General Lease Company, Ltd.	159,573
7,200	Geo Holdings Corporation	118,907
108	Global One Real Estate Investment Corporation	448,562
10,000	Godo Steel, Ltd.	18,183
99,800	Gree, Inc.	559,313
27,333	Hanwa Company, Ltd.	122,153
7,200	Happinet Corporation	60,120
73,100	Haseko Corporation	661,012
39,900	Heiwa Corporation	838,128
10,600	Heiwa Real Estate Company, Ltd.	131,397
85	Heiwa Real Estate REIT, Inc.	71,320
404,981	Hiroshima Bank, Ltd.	1,466,163
13,000	Hitachi Capital Corporation	277,650
1,900	Hitachi Maxell, Ltd.	28,564
241,800	Honda Motor Company, Ltd.	6,525,164
14,531	IBJ Leasing Company, Ltd.	250,171
99	Ichigo Real Estate Investment Corporation	76,663
104,000	IHI Corporation	225,524
24,575	Iida Group Holdings Company, Ltd.	458,965
7,700	INES Corporation	80,417
22,300	Isuzu Motors, Ltd.	238,616
68,100	IT Holdings Corporation	1,609,317
23,200	Iyo Bank, Ltd.	152,450
19,740	JAFCO Company, Ltd.	546,114
44,900	Japan Airlines Company, Ltd.	1,616,144
5,000	Japan Digital Laboratory Company, Ltd.	67,636
32,700	Japan Display, Inc.	62,594
53	Japan Logistics Fund, Inc.	117,667
17,300	Japan Securities Finance Company, Ltd.	67,406
14,000	JGC Corporation	238,769
26,000	J-Oil Mills, Inc.	83,804
88,100	JTEKT Corporation	1,121,835
516,600	JX Holdings, Inc.	2,220,299
74,500	Kabu.com Securities Company, Ltd.	238,208
4,900	Kaken Pharmaceutical Company, Ltd.	267,702
56,300	Kansai Electric Power Company, Inc.[b]	495,842
32,900	Kao Corporation	1,819,929
63,200	KDDI Corporation	1,820,522
95	Kenedix Retail REIT Corporation	250,532
8,300	Kenedix, Inc.	35,474
94,100	Kinden Corporation	1,105,223
16,000	Kissei Pharmaceutical Company, Ltd.	368,028
47,400	KITZ Corporation	192,135
3,874	Koei Tecmo Holdings Company, Ltd.	60,293
18,800	Kohnan Shoji Company, Ltd.	320,661
30,900	Kokuyo Company, Ltd.	404,833
13,400	KOMERI Company, Ltd.	336,027
11,500	Komori Corporation	135,220
47,300	Konica Minolta Holdings, Inc.	408,273
28,200	K’s Holdings Corporation	947,766
25,900	Kuraray Company, Ltd.	328,361
94,000	KYB Company, Ltd.	314,143
12,800	Kyokuto Securities Company, Ltd.	148,247
10,300	KYORIN Holdings, Inc.	203,232
12,400	Kyowa Exeo Corporation	140,179
27,575	Leopalace21 Corporation	165,465
1,600	Lintec Corporation	30,672
5,500	Macnica Fuji Electronics Holdings, Inc.	60,905
25,000	Maeda Road Construction Company, Ltd.	455,458
154,000	Makino Milling Machine Company, Ltd.	925,222
2,700	Mandom Corporation	122,203
41,800	Marubeni Corporation	221,885
4,400	Maruwa Company, Ltd.	124,945
85,900	Marvelous, Inc.	698,051
29,900	Matsumotokiyoshi Holdings Company, Ltd.	1,463,511
25,000	Mazda Motor Corporation	380,908
13,200	Meiko Network Japan Company, Ltd.	145,584
6,800	Melco Holdings, Inc.	134,907
1,500	Mimasu Semiconductor Industry Company, Ltd.	14,396
23,900	MIRAIT Holdings Corporation	209,491
66,000	Mitsubishi Chemical Holdings Corporation	344,424
115,000	Mitsubishi Heavy Industries, Ltd.	408,780
165,100	Mitsubishi UFJ Financial Group, Inc.	761,906
312,311	Mitsui Chemicals, Inc.	1,035,792
2,011,200	Mizuho Financial Group, Inc.	3,014,612
3,200	Mochida Pharmaceutical Company, Ltd.	237,978
420	Mori Trust Sogo REIT, Inc.	824,788
160,000	Morinaga and Company, Ltd.	766,155
115,612	MS and AD Insurance Group Holdings, Inc.	3,053,486
4,800	Namura Shipbuilding Company, Ltd.	35,587

The accompanying Notes to Financial Statements are an integral part of this schedule.

108

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Shares	Common Stock (87.5%)	Value
Japan (17.2%) - continued
9,400	NEC Networks & System Integration Corporation	$145,782
61,100	Net One Systems Company, Ltd.	317,259
1,100	Nihon M&A Center, Inc.	63,349
205,000	Nippon Electric Glass Company, Ltd.	1,085,358
35,000	Nippon Flour Mills Company, Ltd.	270,205
319,886	Nippon Sheet Glass Company[b]	249,785
21,000	Nippon Shokubai Company, Ltd.	1,087,714
11,700	Nippon Signal Company, Ltd.	97,396
9,500	Nippon Steel & Sumitomo Metal Corporation	197,674
219,600	Nippon Suisan Kaisha, Ltd.	1,213,763
26,000	Nippon Synthetic Chemical Industry Company, Ltd.	156,893
21,300	Nippon Telegraph & Telephone Corporation	953,182
20,000	Nippon Thompson Company, Ltd.	72,172
415,814	Nippon Yusen Kabushiki Kaisha	814,590
46,600	Nipro Corporation	453,952
86,000	Nishimatsu Construction Company, Ltd.	375,551
215,000	Nishi-Nippon City Bank, Ltd.	387,915
237,478	Nissan Motor Company, Ltd.[a]	2,107,386
28,416	Nissan Shatai Company, Ltd.	277,390
54,000	Nisshin OilliO Group, Ltd.	229,502
34,700	Nissin Kogyo Company, Ltd.	479,914
8,000	Nittetsu Mining Company, Ltd.	29,582
22,583	Nitto Kogyo Corporation	357,552
14,600	Nomura Real Estate Holdings, Inc.	266,819
34,100	North Pacific Bank, Ltd.	86,450
14,200	NSD Company, Ltd.	222,683
84,000	NTN Corporation	260,290
47,101	Oita Bank, Ltd.	143,911
21,000	Okamura Corporation	194,178
15,000	Okasan Securities Group, Inc.	79,153
3,800	Okinawa Electric Power Company, Inc.	97,107
145,000	Okuma Corporation	1,131,240
19,300	Oracle Corporation Japan	1,039,549
125,000	Osaka Gas Company, Ltd.	450,647
13,700	OSG Corporation[a]	254,596
3,500	Otsuka Corporation	166,908
62,500	Otsuka Holdings Company, Ltd.	2,436,533
20,700	Paltac Corporation	367,400
3,700	Paramount Bed Holdings Company, Ltd.	137,636
10,300	Plenus Company, Ltd.	188,924
3,862	Riso Kagaku Corporation	60,246
96,500	Round One Corporation	566,367
5,000	Ryobi, Ltd.	18,138
12,800	Saint Marc Holdings Company, Ltd.	346,261
6,000	Sakai Chemical Industry Company, Ltd.	16,511
119,100	Sanwa Holdings Corporation	924,088
87,000	Sanyo Shokai, Ltd.	208,354
6,000	Sanyo Special Steel Company, Ltd.	27,307
94,500	Seino Holdings Company, Ltd.	960,443
24,900	Sekisui Chemical Company, Ltd.	311,202
158,000	Sekisui House, Ltd.	2,743,407
23,900	Shimachu Company, Ltd.	556,245
29,000	Shindengen Electric Manufacturing Company, Ltd.	104,643
57,100	Shinko Electric Industries Company, Ltd.	317,153
71,000	ShinMaywa Industries, Ltd.	486,569
58,000	SKY Perfect JSAT Holdings, Inc.	308,753
8,400	Sodick Company, Ltd.	65,065
45,700	Sompo Japan Nipponkoa Holdings, Inc.	1,199,901
34,100	Sumco Corporation	215,943
21,291	Sumitomo Corporation	225,094
57,800	Sumitomo Electric Industries, Ltd.	695,314
14,400	Sumitomo Forestry Company, Ltd.	166,252
275,000	Sumitomo Heavy Industries, Ltd.	1,155,710
36,700	Sumitomo Mitsui Financial Group, Inc.	1,104,366
184,419	Sumitomo Mitsui Trust Holdings, Inc.	566,882
8,300	Sumitomo Riko Company, Ltd.	71,215
24,900	T&D Holdings, Inc.	238,355
49,000	Tadano, Ltd.	467,583
9,700	Tamron Company, Ltd.	156,801
21,400	Toagosei Company, Ltd.	192,995
2,300	TOCALO Company, Ltd.	41,373
7,100	Toho Company, Ltd.	179,950
23,000	Toho Gas Company, Ltd.	157,038
56,200	Toho Holdings Company, Ltd.	1,300,189
108,600	Tohoku Electric Power Company, Inc.	1,388,448
5,600	Tokai Tokyo Financial Holdings, Inc.	29,024
19,200	Tokyo Electron, Ltd.	1,268,970
10,000	Tokyo Seimitsu Company, Ltd.	207,379
34,000	Tokyotokeiba Company, Ltd.	68,306
424	Tokyu REIT, Inc.	611,234
92	Top REIT, Inc.	347,894
22,300	Toppan Forms Company, Ltd.	245,272
16,400	Tosei Corporation	114,835
183,000	Tosoh Corporation	836,451
25,000	TOTO, Ltd.	847,748
12,000	Toyo Securities Company, Ltd.	27,782
12,700	Toyota Industries Corporation	551,027
203,600	Toyota Motor Corporation	10,320,432
44,000	Tsubakimoto Chain Company	286,952
22,300	Tsumura & Company	573,842
3,300	TV Asahi Holdings Corporation	54,803
107,000	Ube Industries, Ltd.	203,224
92,700	UNY Group Holdings Company, Ltd.	676,499
47,000	Valor Company, Ltd.	1,132,497
14,000	Wacoal Holdings Corporation	168,802
9,100	Wakita & Company, Ltd.	63,142
3,200	Warabeya Nichiyo Company, Ltd.	59,842
26,700	West Japan Railway Company	1,611,778
10,500	Xebio Holdings Company, Ltd.	167,481
205,900	Yamada Denki Company, Ltd.	1,036,556
30,900	Yamato Kogyo Company, Ltd.	725,363
2,300	Yodogawa Steel Works, Ltd.	51,927
42,500	Yokogawa Electric Corporation	456,629
59,800	Yokohama Rubber Company, Ltd.	1,002,524
6,700	Yorozu Corporation	134,067

	Total	127,308,568

Jersey (0.1%)
208,605	Petra Diamonds, Ltd.	359,669
124,374	Regus plc	532,162
6,251	WPP plc	146,040

	Total	1,037,871

Luxembourg (0.6%)
27,537	APERAM	1,084,067
9,852	Millicom International Cellular SA	570,426
18,115	Oriflame Holdings AGb	364,755
27,146	Subsea 7 SAb	249,070
74,000	Tenaris SA ADR	2,003,180

	Total	4,271,498

The accompanying Notes to Financial Statements are an integral part of this schedule.

109

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Shares	Common Stock (87.5%)	Value
Malaysia (0.3%)
596,280	CIMB Group Holdings Berhad	$711,518
306,500	Public Bank Berhad	1,466,124

	Total	2,177,642

Mexico (1.2%)
36,500	Fomento Economico Mexicano SAB de CV ADR	3,402,165
11,600	Grupo Aeroportuario del Sureste SAB de CV ADR	1,784,544
613,813	Grupo Financiero Banorte SAB de CV ADR	3,489,939
207,000	Organizacion Soriana SAB de CVb	498,230

	Total	9,174,878

Netherlands (2.2%)
783,428	Aegon NV	4,504,214
2,270	Arcadis NV	38,910
20,912	ASM International NV	854,212
35,414	BE Semiconductor Industries NV	1,066,794
15,192	Corbion NV	388,050
251	Eurocommercial Properties NV	11,722
646	Euronext NVc	27,308
45,897	Koninklijke Boskalis Westminster NV	1,914,054
600	Koninklijke DSM NV	36,826
21,412	Koninklijke Vopak NV	1,164,158
34,943	NN Group NV	1,212,967
15,623	NSI NV	74,253
13,500	Randstad Holding NV	725,444
1,297	TKH Group NV	51,279
78,027	Unilever NV	3,427,731
6,586	Vastned Retail NV	290,085
7,990	Wessanen	82,515
5,800	Wolters Kluwer NV	220,939

	Total	16,091,461

New Zealand (0.2%)
195,737	Air New Zealand, Ltd.	335,856
173,457	Meridian Energy, Ltd.	320,404
43,161	Nuplex Industries, Ltd.	158,580
189,200	Sky Network Television, Ltd.	702,279

	Total	1,517,119

Norway (1.1%)
8,015	Atea ASA	75,198
29,149	Austevoll Seafood ASA	245,232
34,005	Avance Gas Holdings, Ltd.[c]	231,699
16,805	Borregaard ASA	125,780
22,796	BW LPG, Ltd.[c]	136,995
8,419	Leroy Seafood Group ASA	410,889
230,922	Norsk Hydro ASA	1,004,738
51,092	Ocean Yield ASA[a]	345,579
209,557	Orkla ASA	1,829,418
24,815	SalMar ASA	616,574
14,012	SpareBank 1 SMN	86,157
42,378	Telenor ASA	729,163
49,628	Yara International ASA	1,985,021

	Total	7,822,443

Philippines (0.6%)
3,800,800	Ayala Land, Inc.	2,804,322
972,364	Bank of the Philippine Islands	1,875,938

	Total	4,680,260

Poland (0.3%)
45,898	Bank Pekao SA	1,866,545

	Total	1,866,545

Portugal (0.3%)
61,034	Altri SGPS SA	237,770
2,978,379	Banco Espirito Santo SAb,d	341
93,827	Jeronimo Martins SGPS SA	1,536,175
65,116	Redes Energeticas Nacionais SGPS SA	195,288

	Total	1,969,574

Russia (0.6%)
61,500	Lukoil ADR	2,620,369
15,197	Magnit PJSC	2,113,501

	Total	4,733,870

Singapore (0.9%)
20,900	DBS Group Holdings, Ltd.	236,402
58,700	Indofood Agri Resources, Ltd.	23,300
267,300	StarHub, Ltd.	656,620
80,700	United Engineers, Ltd.[b]	140,009
320,400	United Overseas Bank, Ltd.	4,415,309
108,200	Venture Corporation, Ltd.	672,854
32,100	Wing Tai Holdings, Ltd.	44,682
169,500	Yanlord Land Group, Ltd.	152,305

	Total	6,341,481

South Africa (0.7%)
24,500	Investec plc	187,622
155,890	Massmart Holdings, Ltd.	1,337,911
125,659	MTN Group, Ltd.	1,315,462
319,000	Truworths International, Ltd.	2,382,041

	Total	5,223,036

South Korea (0.3%)
8,003	E-Mart Company, Ltd.	1,285,467
1,000	NAVER Corporation	592,647

	Total	1,878,114

Spain (1.8%)
10,900	Abertis Infraestructuras SA	184,019
5,487	Aena SAb,c	783,850
15,221	Almirall SA	250,570
68,542	Banco Bilbao Vizcaya Argentaria SA	471,010
183,600	Distribuidora Internacional de Alimentacion SAb	1,021,622
38,714	Ebro Foods SA	878,429
98,800	Enagas SA	3,016,373
48,024	Ence Energia y Celulosa SA	138,961
55,990	Endesa SA	1,178,028
20,010	Faes Farma SA	63,059
11,079	Gamesa Corporacion Tecnologia SA	218,789
409,356	Iberdrola SA	2,914,113
161,198	International Consolidated Airlines Group SA	1,243,029
10,061	Lar Espana Real Estate SOCIMI SA	103,476
4,443	Let’s GOWEX SAb,d	1
76,474	Prosegur Compania de Seguridad SA	443,001
10,975	Viscofan SA	616,558

	Total	13,524,888

The accompanying Notes to Financial Statements are an integral part of this schedule.

110

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Shares	Common Stock (87.5%)	Value
Sweden (2.1%)
63,200	Alfa Laval AB	$997,177
9,998	Atlas Copco Aktiebolag	259,021
49,600	Axfood AB	919,650
22,430	Betsson ABb	303,607
62,900	BillerudKorsnas AB	978,178
121,417	Boliden AB	2,123,625
33,808	Byggmax Group AB	273,929
50,714	Castellum AB	812,364
39,397	Dios Fastigheter AB	288,313
18,802	Fabege AB	313,981
31,166	Fastighets AB Balder[b]	794,954
74,515	Granges AB	550,180
3,674	Haldex ABb	31,144
34,723	Hemfosa Fastigheter AB	362,230
34,723	Hemfosa Fastigheter AB Rights[b]	12,539
120,600	Husqvarna AB	962,539
4,800	Indutrade AB	269,326
18,258	Intrum Justitia AB	656,310
21,663	Inwido AB	272,918
18,466	Kungsleden AB	127,113
13,407	Loomis AB	372,409
94,362	Micronic Mydata AB	737,949
2,133	NetEnt ABb	134,323
10,113	Nobia AB	115,489
10,032	Nolato AB	271,168
26,200	Securitas AB	414,281
26,957	SSAB AB, Class Ab	113,578
41,545	SSAB AB, Class Bb	144,205
52,033	Svenska Cellulosa AB SCA	1,641,726
18,705	Wihlborgs Fastigheter AB	380,050

	Total	15,634,276

Switzerland (4.7%)
10,494	Actelion, Ltd.	1,700,869
16,534	Adecco SA	1,067,327
5,370	Ascom Holding AG	87,998
618	Autoneum Holding AG	147,598
792	Bobst Group SA	43,262
6,270	Compagnie Financiere Richemont SA	418,086
798	Daetwyler Holding AG	118,715
2,417	dorma+kaba Holding AG	1,569,548
262	Emmi AG	157,064
510	Forbo Holding AGb	621,412
2,721	Georg Fischer AG	2,212,236
267,130	Glencore Xstrata plc[b]	638,421
1,600	Helvetia Holding AG	861,744
1,462	Kardex AGb	118,000
9,604	LafargeHolcim, Ltd.[b]	487,648
15,204	Lonza Group AG	2,535,850
1,929	Mobimo Holding AG	441,999
54,059	Nestle SA	4,034,947
43,659	Novartis AG	3,322,549
3,369	Partners Group Holding AG	1,389,506
1,210	Rieter Holding AG	250,823
3,900	Roche Holding AG-BR	999,819
31,829	Roche Holding AG-Genusschein	8,053,031
168	Schweiter Technologies AG	158,906
689	SGS SA-REG	1,519,163
1,400	Swisscom AG	711,450
3,141	Tecan Group AG	436,598
35,079	UBS Group AG	608,111
2,014	Valiant Holding AG	223,483
3,554	Zehnder Group AGb	150,362

	Total	35,086,525

Taiwan (0.6%)
321,100	Taiwan Mobile Company, Ltd.	1,058,460
811,362	Taiwan Semiconductor Manufacturing Company, Ltd.	3,727,697

	Total	4,786,157

Thailand (0.7%)
196,250	Siam Cement pcl	2,748,959
648,700	Siam Commercial Bank pcl	2,472,199

	Total	5,221,158

Turkey (0.9%)
764,258	Akbank TAS	2,348,281
84,796	BIM Birlesik Magazalar AS	1,866,070
724,000	Turkiye Garanti Bankasi AS	2,228,630

	Total	6,442,981

United Kingdom (12.5%)
203,396	3i Group plc	1,410,775
7,769	Abcam plc	67,208
16,915	Aggreko plc	269,244
203,577	Amec Foster Wheeler plc	1,475,177
4,704	Ashmore Group plc	21,140
160,020	Auto Trader Group plc[c]	878,886
76,200	Babcock International Group plc	1,057,431
16,050	BAE Systems plc	111,976
128,600	Barratt Developments plc	1,001,463
93,560	Beazley plc	445,937
66,348	Bellway plc	2,375,748
22,635	Berendsen plc	391,082
22,742	Berkeley Group Holdings plc	996,569
51,000	BHP Billiton plc	699,997
15,905	Bodycote plc	138,846
363,668	Booker Group plc	862,380
42,494	Bovis Homes Group plc	542,335
83,479	British American Tobacco plc	5,089,907
30,429	Britvic plc	313,491
142,900	BT Group plc	926,291
34,000	Bunzl plc	1,014,836
12,447	Burberry Group plc	216,722
31,167	Cineworld Group plc	236,011
364,200	Cobham plc	821,713
99,105	Compass Group plc	1,764,907
24,238	Dart Group plc	221,170
120,868	Debenhams plc	138,811
4,765	Derwent London plc	229,017
2,486	Dialog Semiconductor plc[b]	86,703
333,977	Direct Line Insurance Group plc	1,769,290
70,882	Domino’s Pizza Group plc	952,987
8,520	Foxtons Group plc	17,989
31,218	Galliford Try plc	583,587
40,600	GKN plc	165,686
56,978	GlaxoSmithKline plc	1,217,765
69,340	Globo plc[b,d]	10
59,880	Great Portland Estates plc	663,965
26,925	Greggs plc	407,263
101,069	Hansteen Holdings plc	153,289
97,000	Hays plc	181,989
20,882	Hiscox, Ltd.	275,241
254,760	Howden Joinery Group plc	1,842,838
1,430,471	HSBC Holdings plc	9,479,588
5,189	Hunting plc	27,890
52,756	IG Group Holdings plc	596,890
79,845	Imperial Brands plc	4,341,445
100,703	Inchcape plc	998,877
104,311	Indivior plc	245,641

The accompanying Notes to Financial Statements are an integral part of this schedule.

111

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Shares	Common Stock (87.5%)	Value
United Kingdom (12.5%) - continued
210,909	Intermediate Capital Group plc	$1,896,029
27,736	Intertek Group plc	1,323,169
657,804	ITV plc	2,168,299
133,627	John Wood Group plc	1,222,434
16,893	KAZ Minerals plc[b]	42,352
13,069	KCOM Group plc	19,764
20,973	Keller Group plc	270,747
12,973	Kier Group plc	225,874
14,633	Lancashire Holdings, Ltd.	117,618
52,000	Legal & General Group plc	169,931
465,584	LondonMetric Property plc	1,078,893
272,875	Man Group plc	590,225
299,000	Marks and Spencer Group plc	1,854,713
62,800	Meggitt plc	377,577
35,358	Melrose Industries plc	193,194
43,561	Micro Focus International plc	974,354
217,236	Mitie Group plc	862,712
9,300	Mondi plc	178,138
88,078	Moneysupermarket.com Group plc	404,598
33,850	National Express Group plc	160,754
3,000	Next plc	223,279
16,074	OneSavings Bank plc	67,336
65,979	Ophir Energy plc[b]	72,929
45,593	Paragon Group of Companies plc	198,253
72,033	Persimmon plc	2,095,165
69,000	PZ Cussons plc	325,187
213,179	QinetiQ Group plc	698,181
90,247	RELX plc	1,598,843
21,804	Rentokil Initial plc	56,188
64,100	Restaurant Group plc	257,935
118,670	Rexam plc	1,085,323
405,000	Rotork plc	1,107,976
35,900	Royal Dutch Shell plc	948,407
139,879	Royal Dutch Shell plc, Class B	3,672,518
102,500	Royal Mail plc	730,065
34,331	SABMiller plc	2,098,488
25,000	Safestore Holdings plc	123,945
68,390	Savills plc	741,788
21,361	Schroders plc	786,350
15,800	Shire plc	985,955
13,263	Spectris plc	353,850
3,300	Spirax-Sarco Engineering plc	164,879
31,300	SSE plc	691,531
266,900	Stagecoach Group plc	1,004,984
200,332	Standard Chartered plc	1,619,211
37,614	Synthomer plc	191,607
1,042,597	Taylor Wimpey plc	2,812,474
9,400	Travis Perkins plc	254,318
38,359	Tullett Prebon plc	190,170
36,292	Unilever plc	1,621,600
452,800	Vodafone Group plc	1,458,853
524,500	William Hill plc	2,401,335
4,050	Workspace Group plc	49,455
18,873	WS Atkins plc	368,275

	Total	92,916,031

United States (0.2%)
23,100	Yum! Brands, Inc.	1,837,836

	Total	1,837,836

	Total Common Stock (cost $626,637,544)	649,083,035

Principal Amount	Long-Term Fixed Income (8.7%)	Value
Angola (0.1%)
	Angola Goverment International Bond
$400,000	9.500%, 11/12/2025	390,520

	Total	390,520

Argentina (0.4%)
	Argentina Government International Bond
410,000	6.875%, 4/22/2021[c]	422,300
1,000,000	7.500%, 4/22/2026[c]	1,015,000
247,699	7.820%, 12/31/2033[e]	281,076
154,224	8.280%, 12/31/2033	159,237
434,632	8.280%, 12/31/2033	455,277
2,484,000	0.000%, 12/15/2035[e,f]	290,689
180,000	0.000%, 12/15/2035[f]	18,180
250,000	0.000%, 12/15/2035[f]	26,450
300,000	2.500%, 12/31/2038[g]	191,250
	YPF SA
155,000	8.875%, 12/19/2018	166,385

	Total	3,025,844

Armenia (<0.1%)
	Armenia Government International Bond
210,000	7.150%, 3/26/2025	208,688

	Total	208,688

Azerbaijan (<0.1%)
	State Oil Company of Azerbaijan Republic
210,000	4.750%, 3/13/2023	188,709

	Total	188,709

Belize (<0.1%)
	Belize Government International Bond
135,900	5.000%, 2/20/2038*,g	77,463

	Total	77,463

Bermuda (0.1%)
	Digicel, Ltd.
200,000	6.000%, 4/15/2021*	183,000
330,000	6.750%, 3/1/2023[c]	297,619

	Total	480,619

Brazil (0.5%)
	Banco do Brasil SA/Cayman
600,000	9.000%, 6/18/2049[h]	430,500
	Brazil Government International Bond
305,000	6.000%, 8/15/2050[i]	255,510
230,000	4.250%, 1/7/2025	213,900
200,000	6.000%, 4/7/2026	206,300
	Brazil Loan Trust 1
160,878	5.477%, 7/24/2023	146,802
572,013	5.477%, 7/24/2023*	521,961
	Brazil Minas SPE via State of Minas Gerais
515,000	5.333%, 2/15/2028	442,900
660,000	5.333%, 2/15/2028*	567,600
	Independencia International, Ltd.
95,246	12.000%, 12/30/2016*,d,j	0

The accompanying Notes to Financial Statements are an integral part of this schedule.

112

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (8.7%)	Value
Brazil (0.5%) - continued
	Petrobras Global Finance BV
$160,000	6.250%, 3/17/2024	$139,600
	Tupy SA
200,000	6.625%, 7/17/2024[c]	187,000

	Total	3,112,073

Bulgaria (0.1%)
	Bulgaria Government International Bond
100,000	4.250%, 7/9/2017[e]	120,044
310,000	2.625%, 3/26/2027[e]	355,622
250,000	3.125%, 3/26/2035[e]	268,533

	Total	744,199

Cameroon (<0.1%)
	Republic of Cameroon International Bond
200,000	9.500%, 11/19/2025	195,760

	Total	195,760

Cayman Islands (<0.1%)
	Petrobras International Finance Company
60,000	5.750%, 1/20/2020	55,050
20,000	5.375%, 1/27/2021	17,775

	Total	72,825

Chile (0.3%)
	AES Gener SA
220,000	5.250%, 8/15/2021	234,160
	Banco del Estado de Chile
290,000	4.125%, 10/7/2020	309,844
100,000	4.125%, 10/7/2020[c]	106,843
	Chile Government International Bond
364,000	3.125%, 1/21/2026	374,920
	E.CL SA
120,000	5.625%, 1/15/2021[c]	133,148
	GNL Quintero SA
510,000	4.634%, 7/31/2029[c]	515,100
	Itau CorpBanca
286,000	3.875%, 9/22/2019[c]	295,000
	Sociedad Quimica y Minera de Chile SA
200,000	3.625%, 4/3/2023	188,250
200,000	4.375%, 1/28/2025*	192,500

	Total	2,349,765

Colombia (0.4%)
	Banco de Bogota SA
400,000	5.000%, 1/15/2017	406,000
	Colombia Government International Bond
30,000	8.125%, 5/21/2024	37,845
320,000	4.500%, 1/28/2026	326,880
200,000	3.875%, 3/22/2026[e]	236,752
187,000	6.125%, 1/18/2041	200,557
810,000	5.625%, 2/26/2044	826,200
430,000	5.000%, 6/15/2045	409,575
	Ecopetrol SA
50,000	7.375%, 9/18/2043	46,406

	Total	2,490,215

Costa Rica (0.3%)
	Banco de Costa Rica
200,000	5.250%, 8/12/2018	202,500
220,000	5.250%, 8/12/2018[c]	222,750
	Banco Nacional de Costa Rica
220,000	4.875%, 11/1/2018[c]	220,000
480,000	6.250%, 11/1/2023[c]	480,480
	Costa Rica Government International Bond
30,000	9.995%, 8/1/2020	36,300
210,000	5.625%, 4/30/2043[c]	168,000
240,000	7.000%, 4/4/2044	222,600
650,000	7.158%, 3/12/2045[c]	606,125

	Total	2,158,755

Croatia (0.2%)
	Croatia Government International Bond
570,000	3.875%, 5/30/2022[e]	670,630
470,000	3.000%, 3/11/2025[e]	509,922

	Total	1,180,552

Czech Republic (<0.1%)
	Czech Republic Government Bond
3,540,000	0.360%, 10/27/2016[f,k]	150,148

	Total	150,148

Dominican Republic (0.6%)
	Aeropuertos Dominicanos Siglo XXI SA
400,000	9.750%, 11/13/2019	425,000
	Dominican Republic Government International Bond
32,179	9.040%, 1/23/2018	33,868
4,000,000	15.000%, 4/5/2019[l]	98,841
900,000	16.000%, 7/10/2020[l]	23,707
400,000	7.500%, 5/6/2021	438,000
600,000	11.500%, 5/10/2024[l]	13,913
120,000	6.875%, 1/29/2026[c]	129,000
290,000	8.625%, 4/20/2027	333,500
1,600,000	18.500%, 2/4/2028[c,l]	49,527
3,700,000	11.375%, 7/6/2029[l]	83,287
592,000	7.450%, 4/30/2044	627,520
860,000	6.850%, 1/27/2045[c]	860,000
990,000	6.850%, 1/27/2045	990,000

	Total	4,106,163

Ecuador (0.1%)
	Ecuador Government International Bond
400,000	7.950%, 6/20/2024	347,000
	EP PetroEcuador
287,368	6.258%, 9/24/2019[f]	261,505

	Total	608,505

The accompanying Notes to Financial Statements are an integral part of this schedule.

113

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (8.7%)	Value
El Salvador (0.2%)
	El Salvador Government International Bond
$100,000	7.375%, 12/1/2019	$100,250
40,000	7.750%, 1/24/2023	40,200
212,000	5.875%, 1/30/2025	187,620
159,000	6.375%, 1/18/2027	139,920
50,000	8.250%, 4/10/2032	49,125
564,000	7.650%, 6/15/2035	506,190
150,000	7.625%, 2/1/2041	132,000

	Total	1,155,305

France (<0.1%)
	Numericable-SFR SA
280,000	7.375%, 5/1/2026[c]	284,200

	Total	284,200

Gabon (0.1%)
	Gabon Government International Bond
600,000	6.375%, 12/12/2024	524,172
210,000	6.950%, 6/16/2025	183,611

	Total	707,783

Ghana (0.1%)
	Ghana Government International Bond
560,000	8.125%, 1/18/2026	442,512
350,000	10.750%, 10/14/2030[c]	344,330

	Total	786,842

Guatemala (0.2%)
	Agromercantil Senior Trust
170,000	6.250%, 4/10/2019[c]	173,825
	Guatemala Government International Bond
200,000	5.750%, 6/6/2022	218,500
230,000	4.500%, 5/3/2026[c]	230,311
490,000	4.875%, 2/13/2028	501,025

	Total	1,123,661

Honduras (0.1%)
	Honduras Government International Bond
290,000	8.750%, 12/16/2020*	326,975
400,000	8.750%, 12/16/2020	451,000

	Total	777,975

Hong Kong (<0.1%)
	China Resources Cement Holdings, Ltd.
200,000	2.125%, 10/5/2017	200,444

	Total	200,444

Hungary (0.5%)
	Hungary Government International Bond
390,000	4.375%, 7/4/2017[e]	468,625
940,000	5.750%, 6/11/2018[e]	1,193,244
690,000	6.250%, 1/29/2020	768,488
180,000	5.375%, 2/21/2023	198,347
540,000	5.750%, 11/22/2023	610,875
130,000	7.625%, 3/29/2041	183,606

	Total	3,423,185

India (<0.1%)
	Greenko Dutch BV
250,000	8.000%, 8/1/2019[c]	267,500

	Total	267,500

Indonesia (0.5%)
	Indonesia Government International Bond
160,000	6.875%, 1/17/2018	173,208
280,000	11.625%, 3/4/2019	351,069
200,000	4.125%, 1/15/2025	203,909
200,000	3.375%, 7/30/2025[e]	233,229
410,000	4.750%, 1/8/2026[c]	435,685
280,000	8.500%, 10/12/2035	389,131
280,000	5.250%, 1/17/2042	286,786
600,000	6.750%, 1/15/2044	734,769
	PT Pertamina Persero
370,000	5.625%, 5/20/2043[c]	341,476
	PT Perusahaan Gas Negara (Persero) Tbk PT
210,000	5.125%, 5/16/2024	216,782

	Total	3,366,044

Iraq (0.1%)
	Iraq Government International Bond
500,000	5.800%, 1/15/2028	355,050

	Total	355,050

Israel (<0.1%)
	Delek and Avner Yam Tethys, Ltd.
60,000	2.803%, 12/30/2016[c]	60,000
160,000	3.839%, 12/30/2018[c]	161,200

	Total	221,200

Ivory Coast (<0.1%)
	Ivory Coast Government International Bond
200,000	6.375%, 3/3/2028	190,040
120,000	5.750%, 12/31/2032	109,212

	Total	299,252

Japan (<0.1%)

	SoftBank Group Corporation
200,000	4.500%, 4/15/2020	202,140
200,000	4.500%, 4/15/2020[c]	202,140

	Total	404,280

Kazakhstan (0.1%)
	Kazakhstan Government International Bond
310,000	5.125%, 7/21/2025[c]	327,747
350,000	6.500%, 7/21/2045[c]	381,869
	KazMunayGas National Company JSC
190,000	9.125%, 7/2/2018	208,050

	Total	917,666

The accompanying Notes to Financial Statements are an integral part of this schedule.

114

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (8.7%)	Value
Kenya (0.1%)
	Kenya Government International Bond
$430,000	6.875%, 6/24/2024	$404,243

	Total	404,243

Luxembourg (0.2%)
	Altice Financing SA
200,000	6.625%, 2/15/2023[c]	197,760
	Gazprom Neft OAO Via GPN Capital SA
450,000	6.000%, 11/27/2023[c]	455,063
	Telefonica Celular del Paraguay SA
200,000	6.750%, 12/13/2022	197,000
	Tupy Overseas SA
200,000	6.625%, 7/17/2024	187,000
	Wind Acquisition Finance SA
190,000	7.000%, 4/23/2021[e]	199,612
440,000	7.375%, 4/23/2021[c]	391,600

	Total	1,628,035

Macedonia, The Former Yugoslav Republic Of (0.1%)
	Macedonia International Government Bond
340,000	4.875%, 12/1/2020[c,e]	391,219

	Total	391,219

Mexico (0.6%)
	America Movil SAB de CV
2,010,000	6.000%, 6/9/2019[m]	116,058
	Cemex SAB de CV
100,000	4.750%, 1/11/2022[c,e]	115,364
	Gruma, SAB de CV
200,000	4.875%, 12/1/2024[c]	213,940
	Metalsa SA de CV
190,000	4.900%, 4/24/2023[c]	181,906
	Mexican Udibonos
2,576,468	5.000%, 6/16/2016[m]	149,754
	Mexico Government International Bond
150,000	4.000%, 3/15/2115[e]	149,043
1,787,900	10.000%, 12/5/2024[m]	133,934
382,000	4.750%, 3/8/2044	385,820
338,000	5.750%, 10/12/2110	348,140
	Pemex Project Funding Master Trust
20,000	6.625%, 6/15/2035	20,300
	Petroleos Mexicanos
130,000	5.500%, 2/4/2019[c]	135,915
310,000	6.375%, 2/4/2021[c]	334,732
430,000	5.125%, 3/15/2023[e]	527,579
570,000	6.875%, 8/4/2026[c]	628,995
122,000	5.500%, 6/27/2044	107,360
	Sigma Alimentos SA de CV
440,000	4.125%, 5/2/2026[c,n]	441,038
	Trust F/1401
200,000	6.950%, 1/30/2044*	209,200
	United Mexican States
290,000	4.125%, 1/21/2026	304,500

	Total	4,503,578

Netherlands (<0.1%)
	Listrindo Capital BV
200,000	6.950%, 2/21/2019	207,750
	Petrobras Global Finance BV
130,000	4.375%, 5/20/2023	102,635

	Total	310,385

Nigeria (<0.1%)
	Nigeria Government International Bond
200,000	6.375%, 7/12/2023	186,448

	Total	186,448

Pakistan (0.1%)
	Pakistan Government International Bond
100,000	6.875%, 6/1/2017	103,576
360,000	8.250%, 4/15/2024[c]	379,129

	Total	482,705

Panama (0.1%)
	Panama Government International Bond
237,000	8.875%, 9/30/2027	340,687
	Panama Notas del Tesoro
50,000	4.875%, 2/5/2021	52,966

	Total	393,653

Paraguay (0.2%)
	Banco Continental SAECA
150,000	8.875%, 10/15/2017	153,188
150,000	8.875%, 10/15/2017*	153,187
	Banco Regional SAECA
150,000	8.125%, 1/24/2019	155,670
180,000	8.125%, 1/24/2019[c]	186,804
	Paraguay Government International Bond
410,000	5.000%, 4/15/2026[c]	418,200
400,000	6.100%, 8/11/2044	408,000

	Total	1,475,049

Peru (0.1%)
	Abengoa Transmision Sur SA
320,000	6.875%, 4/30/2043*	329,600
	Corporacion Financiera de Desarrollo SA
200,000	4.750%, 2/8/2022[c]	212,000
	Corporacion Lindley SA
90,000	6.750%, 11/23/2021[c]	102,600
260,000	6.750%, 11/23/2021	296,400
22,000	4.625%, 4/12/2023	22,770
80,000	4.625%, 4/12/2023[c]	82,800

	Total	1,046,170

Philippines (<0.1%)
	Energy Development Corporation
200,000	6.500%, 1/20/2021	225,000

The accompanying Notes to Financial Statements are an integral part of this schedule.

115

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (8.7%)	Value
Philippines (<0.1%) - continued
	Philippines Government International Bond
$210,000	9.875%, 1/15/2019	$257,509

	Total	482,509

Russia (0.2%)
	Gazprom Neft OAO Via GPN Capital SA
220,000	4.375%, 9/19/2022	208,701
	Lukoil International Finance BV
200,000	6.125%, 11/9/2020	213,810
	Mobile Telesystems OJSC
200,000	5.000%, 5/30/2023	199,750
	Phosagro OAO via Phosagro Bond Funding, Ltd.
200,000	4.204%, 2/13/2018*	201,750
	Russia Government International Bond
300,000	3.625%, 9/16/2020[e]	357,188
31,840,000	8.500%, 9/17/2031[o]	480,313

	Total	1,661,512

South Africa (0.2%)
	South Africa Government International Bond
100,000	4.665%, 1/17/2024	100,375
900,000	5.875%, 9/16/2025	971,546
240,000	4.875%, 4/14/2026	239,700
410,000	6.250%, 3/8/2041	448,950

	Total	1,760,571

South Korea (<0.1%)
	Export-Import Bank of Korea
200,000	1.243%, 8/14/2017*,f	199,687

	Total	199,687

Sri Lanka (0.2%)
	Sri Lanka Government International Bond
591,000	5.875%, 7/25/2022	570,748
200,000	6.125%, 6/3/2025[c]	188,534
200,000	6.125%, 6/3/2025	188,533
600,000	6.850%, 11/3/2025[c]	590,786

	Total	1,538,601

Supranational (0.1%)
	Banque Ouest Africaine de Developpement
200,000	5.500%, 5/6/2021[c,n]	197,846
	Corporacion Andina de Fomento
350,000	1.500%, 8/8/2017	351,187

	Total	549,033

Turkey (0.3%)
	Export Credit Bank of Turkey
200,000	5.875%, 4/24/2019	211,545
	Turkey Government International Bond
413,000	7.500%, 7/14/2017	440,307
140,000	6.750%, 4/3/2018	150,915
820,000	7.000%, 6/5/2020	932,315
541,000	7.375%, 2/5/2025	655,962
50,000	8.000%, 2/14/2034	65,955

	Total	2,456,999

Ukraine (0.1%)
	Ukraine Government International Bond
5,641	7.750%, 9/1/2019[c]	5,445
98,408	7.750%, 9/1/2020*	94,382
140,000	7.750%, 9/1/2022*	133,651
298,000	Zero Coupon, 5/31/2040*	93,062

	Total	326,540

United Arab Emirates (0.1%)
	Ruwais Power Company PJSC
360,000	6.000%, 8/31/2036[c]	399,402

	Total	399,402

United States (0.4%)
	Comcel Trust
200,000	6.875%, 2/6/2024	189,000
	Commonwealth of Puerto Rico Public Improvement Refg. G.O.
30,000	5.500%, 7/1/2032, Ser. A	17,819
10,000	5.500%, 7/1/2039, Ser. A	5,914
100,000	6.000%, 7/1/2039, Ser. B	59,383
	Commonwealth of Puerto Rico Refg. G.O.
340,000	8.000%, 7/1/2035, Ser. A	221,007
	HSBC Bank USA NA
901,000	10.000%, 1/5/2017[p]	264,574
380,000	6.000%, 8/15/2040[q]	314,291
	Puerto Rico Sales Tax Financing Corporation Refg. Rev.
10,000	5.375%, 8/1/2038, Ser. C	3,901
350,000	5.250%, 8/1/2041, Ser. C	136,045
60,000	5.000%, 8/1/2043, Ser. A-1	22,947
5,000	5.250%, 8/1/2043, Ser. A-1	1,943
	Puerto Rico Sales Tax Financing Corporation Rev.
95,000	5.500%, 8/1/2028, Ser. A	37,324
55,000	0.000%, 8/1/2032, Ser. Ag	20,490
5,000	5.500%, 8/1/2037, Ser. A	1,957
35,000	5.375%, 8/1/2039, Ser. A	13,651
550,000	5.500%, 8/1/2042, Ser. A	215,061
40,000	6.000%, 8/1/2042, Ser. A	16,086
	U.S. Treasury Bonds
100,000	2.500%, 2/15/2046	96,629
	U.S. Treasury Notes
1,490,000	1.500%, 3/31/2023	1,480,397

	Total	3,118,419

Venezuela (0.4%)
	Petroleos de Venezuela SA
40,000	5.250%, 4/12/2017	21,900
330,000	9.000%, 11/17/2021	129,855
1,740,000	6.000%, 5/16/2024	591,600
1,467,000	6.000%, 11/15/2026	501,567
40,000	5.375%, 4/12/2027	14,060
	Venezuela Government International Bond
690,000	7.750%, 10/13/2019	276,863
517,000	6.000%, 12/9/2020	188,705

The accompanying Notes to Financial Statements are an integral part of this schedule.

116

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (8.7%)	Value
Venezuela (0.4%) - continued
$100,000	12.750%, 8/23/2022	$46,375
770,000	9.000%, 5/7/2023	293,562
629,000	8.250%, 10/13/2024	235,089
170,000	7.650%, 4/21/2025	61,837
217,000	11.750%, 10/21/2026	91,954
353,000	9.250%, 9/15/2027	150,466
763,000	9.250%, 5/7/2028	293,755
170,000	11.950%, 8/5/2031	72,250
330,000	9.375%, 1/13/2034	127,050
50,000	7.000%, 3/31/2038	17,875

	Total	3,114,763

Vietnam (0.1%)
	Debt and Asset Trading Corporation
200,000	1.000%, 10/10/2025	100,500
	Vietnam Government International Bond
290,000	6.750%, 1/29/2020[c]	322,707

	Total	423,207

Virgin Islands, British (<0.1%)
	Central American Bottling Corporation
20,000	6.750%, 2/9/2022	20,950
150,000	6.750%, 2/9/2022[c]	157,125

	Total	178,075

Zambia (0.1%)
	Zambia Government International Bond
400,000	5.375%, 9/20/2022	297,448
210,000	8.500%, 4/14/2024[c]	173,292
400,000	8.970%, 7/30/2027	330,000
380,000	8.970%, 7/30/2027[c]	313,500

	Total	1,114,240

	Total Long-Term Fixed Income (cost $66,506,031)	63,976,233

Shares	Preferred Stock (1.1%)
Brazil (0.1%)
261,282	Vale SA ADR	1,186,220

	Total	1,186,220

Germany (0.3%)
15,011	Volkswagen AG	2,177,554

	Total	2,177,554

South Korea (0.7%)
5,560	Samsung Electronics Company, Ltd.	5,077,886

	Total	5,077,886

	Total Preferred Stock (cost $8,195,421)	8,441,660

Shares	Collateral Held for Securities Loaned (0.6%)	Value
4,459,395	Thrivent Cash Management Trust	4,459,395

	Total Collateral Held for Securities Loaned (cost $4,459,395)	4,459,395

Shares or Principal Amount	Short-Term Investments (1.7%)[r]
	Federal Home Loan Bank Discount Notes
4,560,000	0.200%, 5/9/2016	4,559,776
2,850,000	0.230%, 5/17/2016	2,849,704
5,120,000	0.240%, 5/24/2016	5,119,217
	Federal Home Loan Mortgage Corporation Discount Notes
400,000	0.400%, 7/25/2016[s]	399,701
	Federal National Mortgage Association Discount Notes
100,000	0.340%, 5/24/2016[s]	99,985

	Total Short-Term Investments (cost $13,028,238)	13,028,383

	Total Investments (cost $718,826,629) 99.6%	$738,988,706

	Other Assets and Liabilities, Net 0.4%	2,790,338

	Total Net Assets 100.0%	$741,779,044

The accompanying Notes to Financial Statements are an integral part of this schedule.

117

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of April 29, 2016

(unaudited)

a	All or a portion of the security is on loan.
b	Non-income producing security.
c

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of April 29, 2016, the value of these investments was $19,614,126 or 2.6% of total net assets.

d

Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in the Notes to Financial Statements.

e	Principal amount is displayed in Euros.
f	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of April 29, 2016.
g	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of April 29, 2016.
h	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
i	Principal amount is displayed in Brazilian Real.
j	Defaulted security. Interest is not being accrued.
k	Principal amount is displayed in Czeck Republic Korun.
l	Principal amount is displayed in Dominican Republic Pesos.
m	Principal amount is displayed in Mexican Pesos.
n	Denotes investments purchased on a when-issued or delayed delivery basis.
o	Principal amount is displayed in Russian Rubles.
p	Principal amount is displayed in Brazilian Real. Security is linked to Brazilian Government Bonds due January 1, 2017.
q	Principal amount is displayed in Brazilian Real. Security is linked to Brazilian Government Bonds due August 15, 2040.
r	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
s	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Partner Worldwide Allocation Fund as of April 29, 2016 was $3,284,018 or 0.4% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of April 29, 2016.

Security	Acquisition Date	Cost
Abengoa Transmision Sur SA, 4/30/2043	4/8/2014	$319,984
Banco Continental SAECA, 10/15/2017	10/10/2012	150,000
Belize Government International Bond, 8/20/2017	3/20/2013	100,745
Brazil Loan Trust 1, 7/24/2023	7/25/2013	588,098
Brazil Minas SPE via State of Minas Gerais, 2/15/2028	3/22/2013	711,095
Digicel, Ltd., 4/15/2021	1/20/2016	168,766
Export-Import Bank of Korea, 8/14/2017	5/29/2015	200,147
Honduras Government International Bond, 12/16/2020	12/11/2013	290,000
Independencia International, Ltd., 12/30/2016	3/29/2010	100,627
Phosagro OAO via Phosagro Bond Funding, Ltd., 2/13/2018	2/6/2013	200,000
Sociedad Quimica y Minera de Chile SA, 1/28/2025	10/23/2014	198,820
Trust F/1401, 1/30/2044	1/23/2014	194,174
Ukraine Government International Bond, 9/1/2020	11/12/2015	93,953
Ukraine Government International Bond, 5/31/2040	11/12/2015	136,142
Ukraine Government International Bond, 9/1/2022	11/12/2015	131,696

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Partner Worldwide Allocation Fund as of April 29, 2016:

Securities Lending Transactions
Common Stock	$4,214,861

Total lending	$4,214,861
Gross amount payable upon return of collateral for securities loaned	$4,459,395

Net amounts due to counterparty	$244,534

Definitions:
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
G.O.	-	General Obligation
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Refg.	-	Refunding
Rev.	-	Revenue
Ser.	-	Series

The accompanying Notes to Financial Statements are an integral part of this schedule.

118

LARGE CAP STOCK FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Shares	Common Stock (86.6%)	Value
Consumer Discretionary (14.8%)
49,500	Aisan Industry Company, Ltd.	$366,535
64,770	Amazon.com, Inc.[a]	42,721,644
46,460	AutoZone, Inc.[a]	35,552,586
7,200	Bayerische Motoren Werke AG	573,262
110,600	Berkeley Group Holdings plc	4,846,562
61,300	Betsson ABa	829,741
14,400	Brembo SPA	774,750
42,200	Bridgestone Corporation	1,553,273
51,500	Bunzl plc	1,537,178
72,000	Calsonic Kansei Corporation	491,769
2,200	Christian Dior SE	386,587
102,300	Cineworld Group plc	774,662
502,820	Comcast Corporation	30,551,343
29,500	Compass Group plc	525,349
2,100	Continental AG	462,450
15,000	Daimler AG	1,045,155
342,400	Debenhams plc	393,231
150,300	Denso Corporation	5,713,079
201,600	EDION Corporation[b]	1,631,190
87,700	Eutelsat Communications	2,724,725
139,200	Fuji Heavy Industries, Ltd.	4,570,632
178,000	Gunze, Ltd.	497,409
47,500	Hakuhodo Dy Holdings, Inc.	535,496
11,300	Hennes & Mauritz AB	402,397
214,300	Honda Motor Company, Ltd.	5,783,055
21,600	Iida Group Holdings Company, Ltd.	403,404
199,200	Inchcape plc	1,975,872
31,300	Intertek Group plc	1,493,193
38,500	Isuzu Motors, Ltd.	411,961
204,640	Las Vegas Sands Corporation	9,239,496
11,959	Linamar Corporation	517,839
11,700	LVMH Moet Hennessy Louis Vuitton SE	1,949,364
56,600	Marks and Spencer Group plc	351,093
70,400	Nissan Motor Company, Ltd.[b]	624,731
93,900	NOK Corporation	1,556,273
31,000	Nokian Renkaat Oyj	1,145,020
5,000	Paddy Power plc	671,980
82,000	PanaHome Corporation	639,401
214,300	Persimmon plc	6,233,168
19,200	ProSiebenSat.1 Media AG	980,837
8,100	Rightmove plc	457,775
49,600	Sekisui House, Ltd.	861,221
47,500	SHOWA Corporation	412,433
73,900	Sports Direct International plc[a]	416,894
23,600	Stanley Electric Company, Ltd.	479,841
126,700	Star Entertainment Group, Ltd.	541,007
664,360	Starbucks Corporation	37,356,963
159,200	Sumitomo Forestry Company, Ltd.	1,838,010
92,300	Sumitomo Rubber Industries, Ltd.	1,405,134
7,000	Swatch Group AG	468,343
16,300	Tamron Company, Ltd.	263,491
161,900	Tatts Group, Ltd.	461,357
470,400	Taylor Wimpey plc	1,268,935
32,600	Tokai Rika Company, Ltd.	603,611
60,700	Toyota Motor Corporation	3,076,868
125,000	UBM plc	1,041,463
30,800	USS Company, Ltd.	487,205
2,345	Valora Holding AG	572,752
86,000	Wacoal Holdings Corporation	1,036,929
131,500	WH Smith plc	3,221,499
20,000	Whitbread plc	1,133,642
123,000	Wolters Kluwer NV	4,685,419
121,100	WPP plc	2,829,219
119,300	Yokohama Rubber Company, Ltd.	2,000,019

	Total	240,357,722

Consumer Staples (7.0%)
7,700	AarhusKarlshamn AB	582,357
93,200	Axfood AB	1,728,052
23,000	British American Tobacco plc	1,402,363
137,800	Coca-Cola HBC AG	2,824,649
160,530	CVS Health Corporation	16,133,265
29,900	Henkel AG & Company KGaA	3,041,579
218,992	Imperial Brands plc	11,907,343
26,500	Jeronimo Martins SGPS SA	433,869
190,660	Kimberly-Clark Corporation	23,868,725
407,800	Koninklijke Ahold NV	8,879,574
9,300	KOSE Corporation	850,624
85,400	Nestle SA	6,374,229
56,000	Nippon Meat Packers, Inc.	1,248,206
298,100	Philip Morris International, Inc.	29,249,572
32,500	Suedzucker AG	573,889
14,000	Sugi Holdings Company, Ltd.	676,880
94,100	Swedish Match ABb	2,988,789
69,744	Woolworths, Ltd.	1,167,097

	Total	113,931,062

Energy (8.9%)
544,690	Baker Hughes, Inc.	26,341,208
2,533,385	BP plc	13,957,434
261,674	Chevron Corporation	26,737,849
209,412	EOG Resources, Inc.	17,301,619
121,197	EQT Corporation	8,495,910
120,488	OMV AG	3,625,507
90,110	Royal Dutch Shell plc	2,380,527
50,047	Royal Dutch Shell plc, Class B	1,313,982
27,424	Schlumberger, Ltd.	2,203,244
68,712	Statoil ASA	1,209,420
159,845	Suncor Energy, Inc. ADR	4,694,648
92,921	Total SA	4,696,324
107,810	Transocean, Ltd.[b]	1,194,535
3,603,739	Weatherford International plc[a]	29,298,398

	Total	143,450,605

Financials (16.9%)
26,700	AEON Financial Service Company, Ltd.	595,911
107,100	Allianz SE	18,220,786
83,500	Anima Holding SPA[c]	593,022
283,200	Australia & New Zealand Banking Group, Ltd.	5,191,053
381,700	Banco Santander SA	1,938,405
469,900	Bank Hapoalim, Ltd.	2,420,606
409,267	Bank of America Corporation	5,958,927
373,800	Bank of East Asia, Ltd.[b]	1,356,141
168,022	Bank of Nova Scotia	8,811,547
122,149	Bank of Queensland, Ltd.	1,038,700
293,500	BinckBank NV	1,729,596
314,960	Blackstone Group, LP	8,642,502
54,419	Canadian Western Bank[b]	1,200,540
85,600	Capital Shopping Centres Group plc	381,193
354,400	CapitaMall Trust	544,058
111,000	Chiba Bank, Ltd.	560,553
95,490	Chubb, Ltd.	11,254,451
449,870	Citigroup, Inc.	20,819,984
123,400	CNP Assurances	2,102,775
27,000	Daiwa House Industry Company, Ltd.	721,352

The accompanying Notes to Financial Statements are an integral part of this schedule.

119

LARGE CAP STOCK FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Shares	Common Stock (86.6%)	Value
Financials (16.9%) - continued
36,400	Danske Bank AS	$1,029,922
19,300	Derwent London plc	927,603
562,300	DEXUS Property Group	3,585,334
373,833	Direct Line Insurance Group plc	1,980,432
135,300	Erste Group Bank AGa	3,894,794
45,900	EXOR SPA	1,728,761
273,300	FlexiGroup, Ltd.[b]	494,043
326,300	Frasers Centrepoint Trust	472,761
824,000	Fukuoka Financial Group, Inc.	2,816,839
30,424	Genworth MI Canada, Inc.[b]	787,576
55,520	Goldman Sachs Group, Inc.	9,111,387
99,500	Great Portland Estates plc	1,103,281
107,634	H&R Real Estate Investment Trust	1,880,399
45,196	Hamborner REIT AG	503,236
102,400	Hang Seng Bank, Ltd.	1,856,569
48,600	Hannover Rueckversicherung SE	5,556,026
589,100	Henderson Group plc	2,205,384
63,000	Henderson Land Development Company, Ltd.	392,650
18,800	Hitachi Capital Corporation	401,524
99,700	Hufvudstaden AB	1,547,194
808,000	Hysan Development Company, Ltd.	3,570,121
27,152	Intact Financial Corporation	2,009,296
77,810	Intercontinental Exchange, Inc.	18,676,734
475,170	Invesco, Ltd.	14,735,022
523,400	Investec plc	4,008,217
633,754	J.P. Morgan Chase & Company	40,053,253
10,400	Jyske Bank AS	425,616
562,000	Link REIT	3,409,587
98,800	Macquarie Group, Ltd.	4,733,024
1,713,900	Mizuho Financial Group, Inc.	2,568,985
95,400	National Australia Bank, Ltd.	1,957,236
100,558	National Bank of Canada	3,593,704
2,470,000	New World Development Company, Ltd.	2,456,437
141,200	Old Mutual plc	383,890
137,800	Poundland Group plc	346,782
30,642	Power Corporation of Canada	744,620
10,500	Sampo Oyj	459,284
70,600	Schroders plc	2,598,958
1,651,666	Stockland	5,462,897
555,000	Sumitomo Mitsui Trust Holdings, Inc.	1,706,005
55,500	Swiss Re AG	4,932,762
257,760	Synchrony Financial[a]	7,879,723
276,200	T&D Holdings, Inc.	2,643,917
15,000	Talanx AG	499,209
11,700	Tokio Marine Holdings, Inc.	382,853
32,262	Toronto-Dominion Bank	1,436,067
317,740	United Overseas Bank, Ltd.	4,378,653
73,000	Wharf Holdings, Ltd.	394,568
99,000	Wheelock and Company, Ltd.	458,331
609,200	Wing Tai Holdings, Ltd.	847,981

	Total	274,111,549

Health Care (10.3%)
6,200	Actelion, Ltd.	1,004,897
55,199	Allergan plc[a]	11,953,895
48,730	Amgen, Inc.	7,713,959
28,800	Astellas Pharmaceutical, Inc.	388,299
3,500	Bayer AG	404,486
204,606	Cerner Corporation[a]	11,486,581
75,600	Essilor International SA	9,786,916
4,600	Gerresheimer AG	343,077
155,290	Gilead Sciences, Inc.	13,698,131
79,700	Hikma Pharmaceuticals plc	2,569,587
39,444	ICON plc[a]	2,665,626
10,700	Lonza Group AG	1,784,636
668,120	Merck & Company, Inc.	36,639,701
33,100	Merck KGaA[a]	3,117,269
138,100	Novartis AG	10,509,722
107,000	Novo Nordisk AS	5,974,280
701,970	Pfizer, Inc.	22,961,439
14,500	Roche Holding AG-Genusschein	3,668,634
116,600	Sanofi	9,610,984
131,176	Vertex Pharmaceuticals, Inc.[a]	11,063,384

	Total	167,345,503

Industrials (7.9%)
32,100	Adecco SA	2,072,166
65,450	AerCap Holdings NVa	2,618,654
42,600	Aida Engineering, Ltd.	388,655
542,099	Air New Zealand, Ltd.	930,162
25,400	Airbus Group NV	1,587,955
51,900	Amada Holdings Company, Ltd.	521,413
15,000	Andritz AG	841,986
246,000	Asahi Glass Company, Ltd.	1,440,687
17,300	Atlas Copco Aktiebolag	448,195
41,600	Babcock International Group plc	577,285
139,360	Boeing Company	18,785,728
131,000	Central Glass Company, Ltd.	730,291
30,600	Compagnie de Saint-Gobain	1,402,177
63,000	Dai Nippon Printing Company, Ltd.	590,843
67,405	Dart Group plc	615,065
405,050	Delta Air Lines, Inc.	16,878,434
43,300	Deutsche Post AG	1,271,869
15,900	DSV AS	669,361
22,600	FANUC Corporation	3,338,518
72,200	Ferrovial SA	1,557,728
1,200	Flughafen Zuerich AG	1,102,400
136,000	Fuji Electric Company, Ltd.	578,713
45,976	Galliford Try plc	859,471
700	Georg Fischer AG	569,116
72,000	Hankyu Hanshin Holdings, Inc.	456,373
9,800	Hochtief AG	1,259,033
104,350	Honeywell International, Inc.	11,924,074
6,800	Hoshizaki Electric Company, Ltd.	570,678
30,300	Inaba Denki Sangyo Company, Ltd.	951,383
81,100	Intrum Justitia ABb	2,915,254
416,300	ITOCHU Corporation	5,290,592
141,900	KITZ Corporation	575,188
122,600	KONE Oyj	5,601,915
31,400	Koninklijke Boskalis Westminster NV	1,309,482
7,500	Kuehne & Nagel International AG	1,082,365
227,200	Meggitt plc	1,366,012
55,800	MIRAIT Holdings Corporation	489,104
23,100	Mitsubishi Corporation	388,279
65,000	Mitsuboshi Belting, Ltd.	514,102
103,000	MTR Corporation, Ltd.	509,224
67,400	Nikkon Holdings Company, Ltd.	1,251,746
108,000	Nippon Express Company, Ltd.	492,850
108,600	Nitto Kogyo Corporation	1,719,443
238,810	Norfolk Southern Corporation	21,519,169
7,200	Randstad Holding NV	386,904
6,188	Rieter Holding AG	1,282,722
20,891	Saft Groupe SA	649,024
95,400	Sanwa Holdings Corporation	740,201
2,900	Schindler Holding AG	528,890
220,800	SIG plc	437,814
18,500	Skanska AB	407,756
43,500	Sumitomo Electric Industries, Ltd.	523,290
16,300	TOTO, Ltd.	552,732
15,100	Travis Perkins plc	408,531

The accompanying Notes to Financial Statements are an integral part of this schedule.

120

LARGE CAP STOCK FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Shares	Common Stock (86.6%)	Value
Industrials (7.9%) - continued
8,600	Vestas Wind Systems AS	$615,606
23,835	WSP Global, Inc.	801,845
20,200	Yuasa Trading Company, Ltd.	453,950

	Total	128,352,403

Information Technology (13.6%)
44,112	Alphabet, Inc., Class Aa	31,226,003
44,198	Alphabet, Inc., Class Ca	30,629,656
11,300	Amadeus IT Holding SA	515,287
557,446	Apple, Inc.	52,254,988
12,860	AtoS	1,144,631
57,400	Canon, Inc.	1,605,062
73,820	Check Point Software Technologies, Ltd.[a,b]	6,117,463
362,700	Cisco Systems, Inc.	9,970,623
867,320	EMC Corporation	22,645,725
158,370	Facebook, Inc.[a]	18,621,145
177,000	FUJIFILM Holdings NPV	7,265,546
48,600	Hitachi Kokusai Electric, Inc.	509,428
32,500	Hoya Corporation	1,244,564
36,200	IT Holdings Corporation	855,467
29,700	ITOCHU Techno-Solutions Corporation	582,011
15,300	Kyocera Corporation	759,189
230,150	Microsoft Corporation	11,477,580
56,500	NEC Networks & System Integration Corporation	876,242
22,272	Neopost SA	545,592
30,500	NS Solutions Corporation	530,236
242,520	Salesforce.com, Inc.[a]	18,383,016
128,400	Shinko Electric Industries Company, Ltd.	713,178
7,200	TDK Corporation	421,300
2,300	U-Blox AG	457,383
10,600	United Internet AG	518,111

	Total	219,869,426

Materials (3.6%)
6,500	Air Liquide SA	737,212
152,230	Albemarle Corporation	10,071,537
461,500	BHP Billiton, Ltd.	7,207,245
131,900	BillerudKorsnas AB	2,051,220
148,100	Boral, Ltd.	720,825
37,500	Buzzi Unicem SPA	712,299
3,326	CCL Industries, Inc.	609,029
222,200	Daicel Corporation	2,775,712
268,310	Dow Chemical Company	14,115,789
13,300	Evonik Industries AG	421,988
45,400	Hexpol AB	469,863
28,500	JFE Holdings, Inc.	399,950
8,000	LafargeHolcim, Ltd.[a]	406,204
2,500	Linde AG	382,507
173,300	Mitsubishi Chemical Holdings Corporation	904,373
71,000	Mitsubishi Gas Chemical Company, Inc.	389,351
14,200	Nippon Shokubai Company, Ltd.	735,502
71,700	Nippon Steel & Sumitomo Metal Corporation	1,491,917
240,343	Norsk Hydro ASA[b]	1,045,728
44,100	Novozymes AS	2,115,133
78,000	Oji Holdings Corporation	320,310
13,834	Rio Tinto, Ltd.	539,784
79,000	Sumitomo Seika Chemicals Company, Ltd.	379,601
89,000	Tosoh Corporation	406,799
7,800	Umicore SA	389,375
135,665	UPM-Kymmene Oyj	2,596,922
129,037	Yara International ASA	5,161,222

	Total	57,557,397

Telecommunications Services (1.0%)
52,371	BCE, Inc.	2,455,973
120,300	Elisa Oyj	4,498,274
118,500	Freenet AG	3,627,463
1,391,702	KCOM Group plc	2,104,665
113,900	Orange SA	1,892,336
40,800	Proximus SAb	1,375,122
190,100	Telefonica Deutschland Holding AG	967,226

	Total	16,921,059

Utilities (2.6%)
28,000	Chubu Electric Power Company, Inc.	368,821
879,700	Electricidade de Portugal SA	3,127,408
86,000	Kansai Electric Power Company, Inc.[a]	757,413
546,170	PG&E Corporation	31,787,094
462,200	Redes Energeticas Nacionais SGPS SA	1,386,175
79,000	Toho Gas Company, Ltd.	539,391
61,900	Tohoku Electric Power Company, Inc.	791,390
71,000	Tokyo Electric Power Company, Inc.[a]	380,268
197,800	United Utilities Group plc	2,719,980
22,800	Veolia Environnement SA	560,098

	Total	42,418,038

	Total Common Stock (cost $1,113,773,975)	1,404,314,764

Shares	Registered Investment Companies (0.1%)	Value
Equity Funds/ETFs (<0.1%)
37,400	iShares MSCI EAFE Index Fund	2,185,282

	Total	2,185,282

	Total Registered Investment Companies (cost $2,238,715)	2,185,282

Shares	Collateral Held for Securities Loaned (1.3%)	Value
20,678,293	Thrivent Cash Management Trust	20,678,293

	Total Collateral Held for Securities Loaned (cost $20,678,293)	20,678,293

Shares or Principal Amount	Short-Term Investments (13.5%)[d]	Value
	Federal Agricultural Mortgage Corporation Discount Notes
7,000,000	0.240%, 5/12/2016	6,999,517
2,000,000	0.260%, 5/20/2016	1,999,750

The accompanying Notes to Financial Statements are an integral part of this schedule.

121

LARGE CAP STOCK FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Shares or Principal Amount	Short-Term Investments (13.5%)[d]	Value
	Federal Home Loan Bank Discount Notes
15,000,000	0.243%, 5/4/2016	$14,999,790
10,300,000	0.250%, 5/6/2016	10,299,712
5,000,000	0.255%, 5/9/2016	4,999,755
11,300,000	0.256%, 5/11/2016	11,299,288
7,000,000	0.260%, 5/16/2016	6,999,321
8,000,000	0.260%, 5/17/2016	7,999,168
10,139,000	0.259%, 5/18/2016	10,137,875
5,000,000	0.250%, 5/19/2016	4,999,410
2,700,000	0.280%, 5/20/2016	2,699,662
6,000,000	0.265%, 5/23/2016	5,999,124
5,000,000	0.270%, 5/24/2016	4,999,235
15,000,000	0.277%, 5/26/2016	14,997,495
10,000,000	0.290%, 5/27/2016	9,998,260
20,000,000	0.285%, 5/31/2016	19,995,980
15,000,000	0.290%, 6/1/2016[e]	14,996,430
10,000,000	0.290%, 6/2/2016	9,997,550
10,000,000	0.295%, 6/3/2016	9,997,470
3,000,000	0.280%, 6/6/2016	2,999,169
9,000,000	0.290%, 6/7/2016[e]	8,997,435
10,000,000	0.295%, 6/8/2016	9,997,070
4,000,000	0.290%, 6/10/2016	3,998,764
4,000,000	0.305%, 6/13/2016	3,998,668
3,000,000	0.290%, 6/14/2016	2,999,079
3,000,000	0.290%, 6/16/2016	2,998,932
4,000,000	0.295%, 6/17/2016	3,998,544
3,000,000	0.285%, 6/22/2016	2,998,788
1,000,000	0.280%, 6/24/2016	999,580

	Total Short-Term Investments (cost $218,395,512)	218,400,821

	Total Investments (cost $1,355,086,495) 101.5%	$1,645,579,160

	Other Assets and Liabilities, Net (1.5%)	(24,448,099)

	Total Net Assets 100.0%	$1,621,131,061

a	Non-income producing security.
b	All or a portion of the security is on loan.
c

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of April 29, 2016, the value of these investments was $593,022 or <0.1% of total net assets.

d	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
e	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Stock Fund as of April 29, 2016:

Securities Lending Transactions
Common Stock	$19,637,321

Total lending	$19,637,321
Gross amount payable upon return of collateral for securities loaned	$20,678,293

Net amounts due to counterparty	$1,040,972

Definitions:
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

The accompanying Notes to Financial Statements are an integral part of this schedule.

122

HIGH YIELD FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Bank Loans (4.0%)[a]	Value
Basic Materials (0.7%)
	Fortescue Metals Group, Ltd., Term Loan
$5,213,588	4.250%, 6/30/2019[b,c]	$4,905,830

	Total	4,905,830

Communications Services (1.4%)
	Birch Communication Inc., Term Loan
3,449,154	7.750%, 7/17/2020	2,949,027
	Cengage Learning Acquisitions, Term Loan
4,403,259	7.000%, 3/31/2020	4,376,532
	McGraw-Hill Global Education Holdings, LLC, Term Loan
1,740,735	6.250%, 3/22/2019	1,739,290

	Total	9,064,849

Consumer Cyclical (1.5%)
	Amaya BV, Term Loan
605,063	8.000%, 8/1/2022	597,499
	IMG Worldwide, Inc., Term Loan
2,750,000	8.250%, 5/6/2022	2,677,813
	Mohegan Tribal Gaming Authority, Term Loan
2,175,293	5.500%, 6/15/2018	2,160,784
	Scientific Games International, Inc., Term Loan
4,394,375	6.000%, 10/1/2021	4,320,901

	Total	9,756,997

Consumer Non-Cyclical (0.4%)
	Albertson’s, LLC, Term Loan
2,940,393	5.500%, 3/21/2019	2,944,068

	Total	2,944,068

	Total Bank Loans (cost $27,064,592)	26,671,744

Principal Amount	Long-Term Fixed Income (93.4%)	Value
Asset-Backed Securities (0.3%)
	Renaissance Home Equity Loan Trust
1,515,635	5.746%, 5/25/2036[d]	990,746
1,576,662	6.011%, 5/25/2036[d]	1,071,586

	Total	2,062,332

Basic Materials (4.0%)
	ArcelorMittal SA
1,935,000	6.500%, 3/1/2021[e]	1,978,537
	Bluescope Steel Finance, Ltd.
2,380,000	6.500%, 5/15/2021[c,f]	2,427,600
	First Quantum Minerals, Ltd.
1,966,000	6.750%, 2/15/2020[f]	1,636,695
1,901,000	7.000%, 2/15/2021[f]	1,549,315
	GCP Applied Technologies, Inc.
1,310,000	9.500%, 2/1/2023[f]	1,434,450
	Graphic Packaging International, Inc.
710,000	4.750%, 4/15/2021	741,062
470,000	4.875%, 11/15/2022	484,100
	HudBay Minerals, Inc.
2,780,000	9.500%, 10/1/2020	2,363,000
	INEOS Group Holdings SA
2,755,000	6.125%, 8/15/2018[e,f]	2,789,437
	Midwest Vanadium, Pty. Ltd.
3,070,000	11.500%, 2/15/2018*,g	184,200
	Novelis, Inc.
3,550,000	8.750%, 12/15/2020	3,665,375
	PQ Corporation
950,000	6.750%, 11/15/2022[c,f]	979,688
	Resolute Forest Products, Inc.
3,335,000	5.875%, 5/15/2023[e]	2,509,588
	Ryerson, Inc.
1,900,000	9.000%, 10/15/2017	1,750,375
	Signode Industrial Group Lux SA
920,000	6.375%, 5/1/2022[f]	897,000
	Tembec Industries, Inc.
2,340,000	9.000%, 12/15/2019[f]	1,684,800

	Total	27,075,222

Capital Goods (10.1%)
	Abengoa Finance SAU
2,750,000	7.750%, 2/1/2020*,h	220,000
	Abengoa Greenfield SA
3,040,000	6.500%, 10/1/2019*,h	212,800
	AECOM
2,340,000	5.750%, 10/15/2022	2,439,450
935,000	5.875%, 10/15/2024	981,750
	Aircastle, Ltd.
2,800,000	5.000%, 4/1/2023	2,850,848
	Anixter, Inc.
3,045,000	5.125%, 10/1/2021	3,075,450
	Ardagh Packaging Finance plc
2,380,000	7.250%, 5/15/2024[c,f]	2,403,800
	Berry Plastics Corporation
5,630,000	5.125%, 7/15/2023[e]	5,686,300
	Bombardier, Inc.
3,805,000	7.500%, 3/15/2025[f]	3,405,475
	Building Materials Corporation of America
3,710,000	6.000%, 10/15/2025[f]	3,997,525
	Case New Holland, Inc.
1,260,000	7.875%, 12/1/2017	1,341,900
	Cemex Finance, LLC
2,305,000	9.375%, 10/12/2017[f]	2,533,195
	Cemex SAB de CV
2,500,000	5.700%, 1/11/2025[f]	2,406,250
	CNH Capital, LLC
1,440,000	3.625%, 4/15/2018	1,449,000
	CNH Industrial Capital, LLC
1,650,000	4.375%, 11/6/2020[e]	1,639,688
	Huntington Ingalls Industries, Inc.
820,000	5.000%, 12/15/2021[f]	859,467
2,350,000	5.000%, 11/15/2025[f]	2,470,437
	Milacron, LLC
2,360,000	7.750%, 2/15/2021[f]	2,368,850
	Nortek, Inc.
3,360,000	8.500%, 4/15/2021	3,494,400

The accompanying Notes to Financial Statements are an integral part of this schedule.

123

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Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (93.4%)	Value
Capital Goods (10.1%) - continued
	Owens-Brockway Glass Container, Inc.
$2,680,000	5.875%, 8/15/2023[e,f]	$2,881,000
	Reynolds Group Issuer, Inc.
1,900,000	5.750%, 10/15/2020	1,971,250
2,370,000	8.250%, 2/15/2021[e]	2,452,950
	Safeway Group Holding, LLC
2,825,000	7.000%, 5/15/2018[f]	2,825,000
	Silgan Holdings, Inc.
3,530,000	5.000%, 4/1/2020	3,613,837
	United Rentals North America, Inc.
1,375,000	6.125%, 6/15/2023[e]	1,426,562
2,340,000	5.500%, 7/15/2025	2,327,046
2,380,000	5.875%, 9/15/2026[c]	2,403,800
	UR Financing Escrow Corporation
3,750,000	7.625%, 4/15/2022	4,003,125

	Total	67,741,155

Communications Services (19.1%)
	Activision Blizzard, Inc.
2,810,000	6.125%, 9/15/2023[f]	3,059,388
	Altice Financing SA
920,000	6.500%, 1/15/2022[f]	929,200
710,000	6.625%, 2/15/2023[f]	702,048
2,855,000	7.500%, 5/15/2026[c,f]	2,858,569
	Altice Finco SA
950,000	9.875%, 12/15/2020[f]	1,031,937
460,000	8.125%, 1/15/2024[f]	448,500
200,000	7.625%, 2/15/2025[f]	186,502
	Altice US Finance I Corporation
2,600,000	5.500%, 5/15/2026[f]	2,626,000
	AMC Networks, Inc.
3,340,000	4.750%, 12/15/2022	3,365,050
2,400,000	5.000%, 4/1/2024	2,403,000
	CCO Holdings, LLC
700,000	7.375%, 6/1/2020	725,900
1,835,000	5.250%, 3/15/2021	1,903,812
1,835,000	5.250%, 9/30/2022	1,894,637
4,500,000	5.875%, 4/1/2024[e,f]	4,713,750
	CCOH Safari, LLC
2,750,000	5.750%, 2/15/2026[f]	2,839,375
	CenturyLink, Inc.
1,375,000	7.500%, 4/1/2024	1,378,438
	Clear Channel Worldwide Holdings, Inc.
3,005,000	6.500%, 11/15/2022	3,020,025
	Columbus International, Inc.
4,435,000	7.375%, 3/30/2021[f]	4,710,857
	Digicel, Ltd.
1,470,000	7.000%, 2/15/2020*	1,379,962
2,780,000	6.000%, 4/15/2021*	2,543,700
	Frontier Communications Corporation
1,987,000	10.500%, 9/15/2022[f]	2,044,365
2,860,000	11.000%, 9/15/2025[f]	2,888,600
	Gray Television, Inc.
2,290,000	7.500%, 10/1/2020	2,398,775
	GTH Finance BV
2,850,000	7.250%, 4/26/2023[f]	2,851,796
	Hughes Satellite Systems Corporation
3,960,000	6.500%, 6/15/2019	4,360,950
	Lamar Media Corporation
715,000	5.750%, 2/1/2026[e,f]	756,113
	Level 3 Escrow II, Inc.
3,000,000	5.375%, 8/15/2022	3,067,500
	Level 3 Financing, Inc.
1,380,000	6.125%, 1/15/2021	1,445,550
2,380,000	5.250%, 3/15/2026[f]	2,415,700
	McGraw-Hill Global Education Holdings, LLC
3,895,000	9.750%, 4/1/2021	4,194,483
2,855,000	7.875%, 5/15/2024[c,f]	2,926,375
	MDC Partners, Inc.
1,900,000	6.500%, 5/1/2024[f]	1,967,640
	Neptune Finco Corporation
2,745,000	10.875%, 10/15/2025[f]	3,053,813
	Numericable-SFR SA
3,910,000	6.000%, 5/15/2022[f]	3,915,083
2,290,000	6.250%, 5/15/2024[f]	2,215,575
2,380,000	7.375%, 5/1/2026[f]	2,415,700
	Sinclair Television Group, Inc.
1,430,000	5.875%, 3/15/2026[f]	1,480,050
	Sprint Communications, Inc.
9,975,000	9.000%, 11/15/2018[f]	10,548,562
2,530,000	7.000%, 3/1/2020[e,f]	2,596,412
	Sprint Corporation
6,785,000	7.625%, 2/15/2025	5,114,194
	T-Mobile USA, Inc.
3,210,000	6.542%, 4/28/2020	3,310,312
3,140,000	6.000%, 4/15/2024	3,285,225
	Unitymedia Hessen GmbH & Company KG
4,650,000	5.500%, 1/15/2023[f]	4,818,562
	Univision Communications, Inc.
2,713,000	6.750%, 9/15/2022[f]	2,875,780
2,590,000	5.125%, 2/15/2025[f]	2,560,863
	UPCB Finance V, Ltd.
1,260,000	7.250%, 11/15/2021[f]	1,326,150
	Virgin Media Secured Finance plc
1,030,000	5.250%, 1/15/2026[f]	1,032,966
950,000	5.500%, 8/15/2026[f]	955,349
	Zayo Group, LLC
1,190,000	6.375%, 5/15/2025[f]	1,237,600
	Ziggo Bond Finance BV
1,180,000	5.875%, 1/15/2025[f]	1,168,200

	Total	127,948,893

Consumer Cyclical (12.9%)
	Brookfield Residential Properties, Inc.
2,370,000	6.500%, 12/15/2020[f]	2,322,600
1,760,000	6.125%, 7/1/2022[f]	1,629,795
	Choice Hotels International, Inc.
3,026,000	5.750%, 7/1/2022	3,252,950
	Churchill Downs, Inc.
3,110,000	5.375%, 12/15/2021	3,195,525
	Cinemark USA, Inc.
4,205,000	4.875%, 6/1/2023	4,173,925

The accompanying Notes to Financial Statements are an integral part of this schedule.

124

HIGH YIELD FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (93.4%)	Value
Consumer Cyclical (12.9%) - continued
	CST Brands, Inc.
$1,890,000	5.000%, 5/1/2023	$1,910,053
	CVS Health Corporation
1,410,000	4.750%, 12/1/2022[f]	1,585,632
2,244,000	5.000%, 12/1/2024[f]	2,594,686
	Family Tree Escrow, LLC
1,410,000	5.250%, 3/1/2020[f]	1,464,638
1,880,000	5.750%, 3/1/2023[f]	2,007,464
	Jaguar Land Rover Automotive plc
2,110,000	4.125%, 12/15/2018[f]	2,168,025
585,000	4.250%, 11/15/2019[f]	604,012
950,000	5.625%, 2/1/2023[f]	1,002,250
	KB Home
930,000	7.250%, 6/15/2018	992,775
1,750,000	8.000%, 3/15/2020	1,890,000
1,420,000	7.500%, 9/15/2022	1,449,678
	L Brands, Inc.
1,430,000	6.625%, 4/1/2021	1,626,625
1,640,000	5.625%, 2/15/2022	1,810,150
	Lear Corporation
2,340,000	4.750%, 1/15/2023	2,421,900
	Lennar Corporation
940,000	4.500%, 11/15/2019	975,837
2,810,000	4.750%, 5/30/2025	2,817,025
	Live Nation Entertainment, Inc.
3,575,000	5.375%, 6/15/2022[f]	3,691,188
	LKQ Corporation
3,495,000	4.750%, 5/15/2023	3,512,475
	Masonite International Corporation
1,800,000	5.625%, 3/15/2023[f]	1,881,000
	New Cotai, LLC
3,635,947	10.625%, 5/1/2019*	2,545,163
	PulteGroup, Inc.
1,905,000	5.500%, 3/1/2026	1,966,913
	RHP Hotel Properties, LP
840,000	5.000%, 4/15/2023	863,100
	Rite Aid Corporation
2,835,000	6.750%, 6/15/2021	2,990,925
2,840,000	6.125%, 4/1/2023[f]	3,026,389
	Scientific Games International, Inc.
2,060,000	6.625%, 5/15/2021	1,302,950
	Seminole Indian Tribe of Florida
2,885,000	7.804%, 10/1/2020*	3,000,400
	Six Flags Entertainment Corporation
3,750,000	5.250%, 1/15/2021[f]	3,881,250
	Studio City Finance, Ltd.
2,335,000	8.500%, 12/1/2020[e,f]	2,344,340
	Summit Materials, LLC
2,350,000	6.125%, 7/15/2023	2,367,625
	Toll Brothers Finance Corporation
2,340,000	4.875%, 11/15/2025	2,357,550
	Tunica-Biloxi Gaming Authority
4,180,000	9.000%, 11/15/2015*,g	2,131,800
	West Corporation
3,210,000	5.375%, 7/15/2022[f]	2,905,050
	ZF North America Capital, Inc.
1,875,000	4.500%, 4/29/2022[f]	1,919,494
1,875,000	4.750%, 4/29/2025[f]	1,900,781

	Total	86,483,938

Consumer Non-Cyclical (12.2%)
	Acadia Healthcare Company, Inc.
475,000	6.500%, 3/1/2024[f]	501,125
	B&G Foods, Inc.
3,300,000	4.625%, 6/1/2021	3,353,625
	Centene Escrow Corporation
4,060,000	6.125%, 2/15/2024[f]	4,283,300
	Cott Beverages, Inc.
2,885,000	5.375%, 7/1/2022	2,964,337
	Endo Finance, LLC
2,350,000	5.875%, 1/15/2023[f]	2,250,125
1,410,000	6.000%, 7/15/2023[f]	1,383,563
	Energizer Holdings, Inc.
3,760,000	5.500%, 6/15/2025[f]	3,760,414
	Envision Healthcare Corporation
3,205,000	5.125%, 7/1/2022[f]	3,261,088
	Grifols Worldwide Operations, Ltd.
3,855,000	5.250%, 4/1/2022	3,970,650
	HCA, Inc.
550,000	3.750%, 3/15/2019	565,125
2,355,000	6.500%, 2/15/2020	2,608,162
4,190,000	5.875%, 3/15/2022	4,577,575
1,640,000	4.750%, 5/1/2023	1,681,000
3,295,000	5.375%, 2/1/2025	3,369,138
3,140,000	5.875%, 2/15/2026	3,257,750
	JBS USA, LLC
2,750,000	5.875%, 7/15/2024[f]	2,557,500
4,795,000	5.750%, 6/15/2025[f]	4,411,400
	MPH Acquisition Holdings, LLC
4,105,000	6.625%, 4/1/2022[f]	4,286,277
	Prestige Brands, Inc.
710,000	6.375%, 3/1/2024[f]	745,500
	Revlon Consumer Products Corporation
4,240,000	5.750%, 2/15/2021[e]	4,308,900
	Spectrum Brands Escrow Corporation
1,930,000	6.375%, 11/15/2020	2,036,671
1,820,000	6.625%, 11/15/2022	1,965,600
	Spectrum Brands, Inc.
1,880,000	5.750%, 7/15/2025	1,994,022
	Teleflex, Inc.
2,225,000	5.250%, 6/15/2024	2,314,000
	Tenet Healthcare Corporation
2,750,000	6.000%, 10/1/2020	2,915,000
1,775,000	8.125%, 4/1/2022	1,841,562
	TreeHouse Foods, Inc.
3,635,000	4.875%, 3/15/2022[e]	3,757,681
	Valeant Pharmaceuticals International
2,400,000	7.250%, 7/15/2022[f]	2,118,000
2,355,000	5.500%, 3/1/2023[f]	2,001,750
	VPII Escrow Corporation
2,830,000	7.500%, 7/15/2021[f]	2,589,450

	Total	81,630,290

Energy (9.1%)
	Antero Resources Corporation
1,415,000	5.125%, 12/1/2022	1,358,400
2,360,000	5.625%, 6/1/2023	2,289,200
	Concho Resources, Inc.
4,260,000	6.500%, 1/15/2022	4,430,400

The accompanying Notes to Financial Statements are an integral part of this schedule.

125

HIGH YIELD FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (93.4%)	Value
Energy (9.1%) - continued
	Continental Resources, Inc.
$3,330,000	5.000%, 9/15/2022[e]	$3,109,387
2,390,000	4.500%, 4/15/2023	2,134,569
	Crestwood Midstream Partners, LP
2,065,000	6.125%, 3/1/2022	1,884,313
2,365,000	6.250%, 4/1/2023[f]	2,158,063
	EP Energy, LLC
3,285,000	6.375%, 6/15/2023	1,888,875
	Exterran Partners, LP
3,720,000	6.000%, 4/1/2021	2,920,200
	Hornbeck Offshore Services, Inc.
1,885,000	5.875%, 4/1/2020	1,220,537
1,410,000	5.000%, 3/1/2021	897,112
	MEG Energy Corporation
945,000	6.500%, 3/15/2021[f]	741,825
2,840,000	6.375%, 1/30/2023[f]	2,163,739
	Pacific Drilling SA
1,950,000	5.375%, 6/1/2020[e,f]	590,850
	Pacific Drilling V, Ltd.
4,320,000	7.250%, 12/1/2017[f]	1,601,100
	Precision Drilling Corporation
2,200,000	6.625%, 11/15/2020	1,960,750
940,000	6.500%, 12/15/2021	808,400
1,150,000	5.250%, 11/15/2024	897,000
	Range Resources Corporation
3,820,000	5.000%, 3/15/2023[e]	3,523,950
	Rice Energy, Inc.
3,895,000	6.250%, 5/1/2022[e]	3,856,050
940,000	7.250%, 5/1/2023[e]	949,400
	Rowan Companies, Inc.
4,760,000	4.875%, 6/1/2022	3,872,979
	Sabine Pass Liquefaction, LLC
2,355,000	5.625%, 2/1/2021	2,340,281
1,915,000	5.625%, 3/1/2025	1,867,125
	Sunoco, LP
2,335,000	5.500%, 8/1/2020[f]	2,335,000
1,170,000	6.375%, 4/1/2023[f]	1,187,550
	Tesoro Logistics, LP
2,100,000	5.500%, 10/15/2019	2,142,000
1,870,000	6.250%, 10/15/2022	1,916,750
	WPX Energy, Inc.
1,910,000	7.500%, 8/1/2020	1,819,275
2,330,000	8.250%, 8/1/2023	2,190,200

	Total	61,055,280

Financials (9.4%)
	AerCap Ireland Capital, Ltd.
1,405,000	4.625%, 10/30/2020	1,461,200
2,810,000	5.000%, 10/1/2021	2,964,550
	Ally Financial, Inc.
1,290,000	3.250%, 2/13/2018	1,290,000
5,630,000	4.125%, 3/30/2020	5,735,563
2,120,000	4.125%, 2/13/2022	2,151,800
	Argos Merger Sub, Inc.
3,295,000	7.125%, 3/15/2023[f]	3,369,138
	Banco do Brasil SA/Cayman Islands
1,250,000	6.250%, 12/31/2049[f,i]	713,375
	BBVA International Preferred SA Unipersonal
1,415,000	5.919%, 12/29/2049[e,i]	1,418,537
	CIT Group, Inc.
3,205,000	3.875%, 2/19/2019	3,221,025
	Corrections Corporation of America
3,215,000	4.625%, 5/1/2023	3,275,281
	Credit Agricole SA
935,000	6.625%, 9/29/2049[f,i]	881,237
	CyrusOne, LP
3,460,000	6.375%, 11/15/2022	3,652,445
	Drawbridge Special Opportunities Fund, LP
3,215,000	5.000%, 8/1/2021[f]	3,006,025
	HSBC Holdings plc
935,000	6.375%, 12/29/2049[i]	884,744
	Icahn Enterprises, LP
3,500,000	4.875%, 3/15/2019	3,473,750
6,965,000	6.000%, 8/1/2020	6,948,284
	ILFC E-Capital Trust II
1,605,000	4.490%, 12/21/2065[f,j]	1,316,100
	International Lease Finance Corporation
1,400,000	8.875%, 9/1/2017	1,506,750
	Jefferies Finance, LLC
2,350,000	7.375%, 4/1/2020*	2,167,875
	Lloyds Banking Group plc
920,000	6.657%, 1/29/2049[f,i]	998,200
	MPT Operating Partnership, LP
1,052,000	6.375%, 2/15/2022	1,104,600
2,640,000	5.500%, 5/1/2024	2,666,400
	Prime Security Services Borrower, LLC
3,000,000	9.250%, 5/15/2023[c,f]	3,112,500
	Quicken Loans, Inc.
3,745,000	5.750%, 5/1/2025[f]	3,520,300
	RHP Hotel Properties, LP
710,000	5.000%, 4/15/2021	733,075
	Royal Bank of Scotland Group plc
1,635,000	7.500%, 12/29/2049[i]	1,524,638

	Total	63,097,392

Foreign Government (0.3%)
	Argentina Government International Bond
1,900,000	7.500%, 4/22/2026[e,f]	1,928,500

	Total	1,928,500

Technology (6.8%)
	Alliance Data Systems Corporation
6,120,000	5.375%, 8/1/2022[f]	5,890,500
	Amkor Technology, Inc.
2,190,000	6.625%, 6/1/2021	2,127,038
	Brocade Communications Systems, Inc.
3,410,000	4.625%, 1/15/2023	3,290,650
	CommScope Technologies Finance, LLC
4,225,000	6.000%, 6/15/2025[f]	4,330,625
	Denali Borrower, LLC
4,890,000	5.625%, 10/15/2020[f]	5,146,725
	Equinix, Inc.
2,815,000	5.750%, 1/1/2025	2,945,278
970,000	5.875%, 1/15/2026	1,026,376

The accompanying Notes to Financial Statements are an integral part of this schedule.

126

HIGH YIELD FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (93.4%)	Value
Technology (6.8%) - continued
	First Data Corporation
$3,000,000	5.375%, 8/15/2023[f]	$3,101,250
1,690,000	7.000%, 12/1/2023[f]	1,736,475
	Micron Technology, Inc.
1,800,000	7.500%, 9/15/2023[f]	1,863,000
	NXP Funding, LLC
3,285,000	5.750%, 3/15/2023[f]	3,473,888
	Plantronics, Inc.
2,110,000	5.500%, 5/31/2023[f]	2,115,275
	Sensata Technologies BV
4,130,000	4.875%, 10/15/2023[f]	4,160,975
	SS&C Technologies Holdings, Inc.
1,410,000	5.875%, 7/15/2023[f]	1,462,875
	Western Digital Corporation
2,800,000	10.500%, 4/1/2024[f]	2,723,000

	Total	45,393,930

Transportation (4.1%)
	Air Medical Merger Sub Corporation
2,810,000	6.375%, 5/15/2023[f]	2,697,600
	American Airlines Pass Through Trust
3,152,006	5.600%, 7/15/2020[f]	3,218,986
	Avis Budget Car Rental, LLC
3,100,000	5.125%, 6/1/2022[e,f]	2,943,063
3,150,000	5.500%, 4/1/2023[e]	3,010,770
	Continental Airlines, Inc.
1,440,000	6.125%, 4/29/2018	1,512,000
	Dynagas LNG Partners, LP
1,870,000	6.250%, 10/30/2019	1,514,700
	Eletson Holdings, Inc.
1,830,000	9.625%, 1/15/2022*	1,445,700
	Navios Maritime Holdings, Inc.
2,030,000	8.125%, 2/15/2019[e]	690,200
1,605,000	8.125%, 11/15/2021[f]	1,320,112
	Navios South American Logistics, Inc.
1,600,000	7.250%, 5/1/2022[f]	964,000
	Teekay Offshore Partners, LP
3,210,000	6.000%, 7/30/2019	2,375,400
	Ultrapetrol Bahamas, Ltd.
3,280,000	8.875%, 6/15/2021[g]	639,600
	United Airlines Pass Through Trust
1,243,511	5.375%, 8/15/2021	1,296,360
	XPO Logistics, Inc.
2,110,000	7.875%, 9/1/2019[f]	2,207,588
1,400,000	6.500%, 6/15/2022[e,f]	1,363,320

	Total	27,199,399

U.S. Government and Agencies (0.6%)
	U.S. Treasury Notes
4,000,000	0.375%, 5/31/2016	4,000,544

	Total	4,000,544

Utilities (4.5%)
	AES Corporation
2,350,000	4.875%, 5/15/2023	2,314,750
	Calpine Corporation
3,280,000	5.375%, 1/15/2023[e]	3,308,700
	Covanta Holding Corporation
2,400,000	7.250%, 12/1/2020	2,490,000
1,650,000	6.375%, 10/1/2022	1,699,500
	Dynegy, Inc.
4,280,000	7.625%, 11/1/2024	4,183,700
	Electricite de France SA
2,500,000	5.250%, 12/29/2049[f,i]	2,409,750
	Energy Transfer Equity, LP
3,755,000	5.500%, 6/1/2027	3,222,804
	Holly Energy Partners, LP
2,400,000	6.500%, 3/1/2020	2,412,000
	MPLX LP
4,315,000	4.875%, 12/1/2024[f]	4,205,705
	Regency Energy Partners, LP
3,950,000	5.500%, 4/15/2023	3,733,931

	Total	29,980,840

	Total Long-Term Fixed Income (cost $647,017,047)	625,597,715

Shares	Preferred Stock (1.3%)	Value
Consumer Staples (0.2%)
36,650	CHS, Inc., 7.100%[i]	1,016,671

	Total	1,016,671

Financials (1.1%)
52,669	Citigroup, Inc., 6.875%[i]	1,453,138
48,000	Discover Financial Services, 6.500%[i]	1,269,600
74,979	Goldman Sachs Group, Inc., 5.500%[i]	1,884,222
16,984	Morgan Stanley, 6.875%[i]	466,041
17,280	PNC Financial Services Group, Inc., 6.125%[i]	499,565
1,440	Wells Fargo & Company, Convertible, 7.500%[i]	1,794,240

	Total	7,366,806

	Total Preferred Stock (cost $8,214,056)	8,383,477

Shares	Registered Investment Companies (0.5%)	Value
Equity Funds/ETFs (0.5%)
26,000	Energy Select Sector SPDR Fund	1,755,260
53,000	SPDR S&P Oil & Gas Exploration & Production ETF[e]	1,894,220

	Total	3,649,480

	Total Registered Investment Companies (cost $3,264,483)	3,649,480

Shares	Common Stock (0.1%)	Value
Consumer Discretionary (<0.1%)
36,330	TVMAX Holdings, Inc.[k,l]	3

	Total	3

Energy (0.1%)
6,516	Vantage Drilling International[l]	619,020

	Total	619,020

The accompanying Notes to Financial Statements are an integral part of this schedule.

127

HIGH YIELD FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Shares	Common Stock (0.1%)	Value
Financials (<0.1%)
10	New Cotai, LLC*,k,l	$33,473

	Total	33,473

	Total Common Stock (cost $3,140,190)	652,496

Shares	Collateral Held for Securities Loaned (7.4%)	Value
49,498,414	Thrivent Cash Management Trust	49,498,414

	Total Collateral Held for Securities Loaned (cost $49,498,414)	49,498,414

Shares or Principal Amount	Short-Term Investments (2.7%)[m]	Value
	Federal Home Loan Bank Discount Notes
2,000,000	0.260%, 5/11/2016	1,999,874
1,500,000	0.270%, 5/16/2016	1,499,855
4,900,000	0.248%, 5/17/2016	4,899,490
3,000,000	0.240%, 5/18/2016	2,999,667
1,600,000	0.250%, 5/23/2016	1,599,766
3,000,000	0.290%, 6/2/2016	2,999,265
2,000,000	0.295%, 6/3/2016	1,999,494

	Total Short-Term Investments (cost $17,997,116)	17,997,411

	Total Investments (cost $756,195,898) 109.4%	$732,450,737

	Other Assets and Liabilities, Net (9.4%)	(62,798,683)

	Total Net Assets 100.0%	$669,652,054

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of April 29, 2016.
e	All or a portion of the security is on loan.
f

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of April 29, 2016, the value of these investments was $279,743,664 or 41.8% of total net assets.

g	Defaulted security. Interest is not being accrued.
h	In bankruptcy. Interest is not being accrued.
i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
j	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of April 29, 2016.
k

Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in the Notes to Financial Statements.

l	Non-income producing security.
m	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
*

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in High Yield Fund as of April 29, 2016 was $15,865,073 or 2.4% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of April 29, 2016.

Security	Acquisition Date	Cost
Abengoa Finance SAU, 2/1/2020	12/6/2013	$2,750,000
Abengoa Greenfield SA, 10/1/2019	9/24/2014	3,040,000
Digicel, Ltd., 2/15/2020	2/7/2012	1,470,000
Digicel, Ltd., 4/15/2021	3/19/2013	2,780,000
Eletson Holdings, Inc., 1/15/2022	12/12/2013	1,804,691
Jefferies Finance, LLC, 4/1/2020	3/19/2013	2,350,000
Midwest Vanadium, Pty. Ltd., 2/15/2018	2/9/2011	2,908,916
New Cotai, LLC	4/12/2013	308,750
New Cotai, LLC, 5/1/2019	4/12/2013	3,623,696
Seminole Indian Tribe of Florida, 10/1/2020	7/8/2010	2,743,369
Tunica-Biloxi Gaming Authority, 11/15/2016	11/8/2005	4,182,396

The accompanying Notes to Financial Statements are an integral part of this schedule.

128

HIGH YIELD FUND

Schedule of Investments as of April 29, 2016

(unaudited)

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent High Yield Fund as of April 29, 2016:

Securities Lending Transactions
Taxable Debt Security	$45,715,528
Common Stock	1,894,220

Total lending	$47,609,748
Gross amount payable upon return of collateral for securities loaned	$49,498,414

Net amounts due to counterparty	$1,888,666

Definitions:
ETF -	Exchange Traded Fund.

The accompanying Notes to Financial Statements are an integral part of this schedule.

129

INCOME FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Bank Loans (3.7%)[a]	Value
Basic Materials (0.2%)
	Fortescue Metals Group, Ltd., Term Loan
$574,955	4.250%, 6/30/2019	$541,015
	Ineos US Finance, LLC, Term Loan
856,222	3.750%, 12/15/2020	846,590

	Total	1,387,605

Capital Goods (0.1%)
	ADS Waste Holdings, Inc., Term Loan
842,750	3.750%, 10/9/2019	839,590

	Total	839,590

Communications Services (1.3%)
	CSC Holdings, LLC, Term Loan
475,000	5.000%, 10/9/2022	476,487
	Hargray Communications Group, Inc., Term Loan
887,890	5.250%, 6/26/2019	884,561
	Intelsat Jackson Holdings SA, Term Loan
141,101	3.750%, 6/30/2019	132,177
	Level 3 Communications, Inc., Term Loan
900,000	4.000%, 1/15/2020	902,475
	LTS Buyer, LLC, Term Loan
932,806	4.000%, 4/13/2020	929,541
	McGraw-Hill Global Education Holdings, LLC, Term Loan
839,300	6.250%, 3/22/2019	838,604
	NEP/NCP Holdco, Inc., Term Loan
873,219	4.250%, 1/22/2020	824,100
	Numericable US, LLC, Term Loan
947,625	4.750%, 2/10/2023	947,966
	TNS, Inc., Term Loan
491,013	5.000%, 2/14/2020	486,103
	Univision Communications, Inc., Term Loan
907,175	4.000%, 3/1/2020	905,714
	Virgin Media Investment Holdings, Ltd., Term Loan
430,989	3.649%, 6/30/2023	429,912
	WideOpenWest Finance, LLC, Term Loan
873,180	4.500%, 4/1/2019	868,089
	Yankee Cable Acquisition, LLC, Term Loan
814,775	4.250%, 3/1/2020	815,027
	Zayo Group, LLC, Term Loan
786,923	3.750%, 5/6/2021	786,498

	Total	10,227,254

Consumer Cyclical (0.4%)
	Amaya BV, Term Loan
932,950	5.000%, 8/1/2021	891,555
	Burlington Coat Factory Warehouse Corporation, Term Loan
723,862	4.250%, 8/13/2021	725,520
	Chrysler Group, LLC, Term Loan
290,161	3.500%, 5/24/2017	290,233
	IMG Worldwide, Inc., Term Loan
744,318	5.250%, 5/6/2021	742,643
	Jack Ohio Finance, LLC, Term Loan
682,674	5.000%, 6/20/2019	647,400

	Total	3,297,351

Consumer Non-Cyclical (0.7%)
	Albertson’s, LLC, Term Loan
1,000,028	5.500%, 3/21/2019	1,001,278
	CHS/Community Health Systems, Inc., Term Loan
415,571	4.000%, 1/27/2021	409,242
	JBS USA, LLC, Term Loan
1,546,125	4.000%, 10/30/2022	1,544,192
	Ortho-Clinical Diagnostics, Inc., Term Loan
428,909	4.750%, 6/30/2021	405,700
	Sterigenics-Nordion Holdings, LLC, Term Loan
447,750	4.250%, 5/16/2022	446,631
	Valeant Pharmaceuticals International, Inc., Term Loan
1,407,178	5.000%, 4/1/2022	1,370,592

	Total	5,177,635

Energy (0.1%)
	Arch Coal, Inc., Term Loan
863,724	7.500%, 5/16/2018[b]	360,605
	Houston Fuel Oil Terminal, LLC, Term Loan
225,000	0.000%, 8/19/2021[c,d]	216,000
	McJunkin Red Man Corporation, Term Loan
237,579	4.750%, 11/8/2019	230,254
	MEG Energy Corporation, Term Loan
249,349	3.750%, 3/31/2020	222,751

	Total	1,029,610

Financials (0.1%)
	WaveDivision Holdings, LLC, Term Loan
870,750	4.000%, 10/15/2019	868,207

	Total	868,207

Technology (0.5%)
	Avago Technologies Cayman Finance, Ltd., Term Loan
1,705,000	4.250%, 2/1/2023	1,705,307
	First Data Corporation, Term Loan
898,956	4.439%, 3/24/2021[c,d]	900,826
	ON Semiconductor Corporation, Term Loan
435,000	5.250%, 3/31/2023	436,723
	Syniverse Holdings, Inc., Term Loan
337,664	4.000%, 4/23/2019	270,131
	Western Digital Corporation, Term Loan
580,000	0.000%, 3/16/2023[c,d]	565,981

	Total	3,878,968

The accompanying Notes to Financial Statements are an integral part of this schedule.

130

INCOME FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Bank Loans (3.7%)[a]	Value
Transportation (0.1%)
	XPO Logistics, Inc., Term Loan
$947,625	5.500%, 11/1/2021	$951,178

	Total	951,178

Utilities (0.2%)
	Calpine Corporation, Term Loan
675,500	4.000%, 10/9/2019	675,669
687,676	3.500%, 5/27/2022	683,254

	Total	1,358,923

	Total Bank Loans (cost $29,621,666)	29,016,321

Principal Amount	Long-Term Fixed Income (90.8%)	Value
Asset-Backed Securities (1.5%)
	Bayview Opportunity Master Fund Trust
2,210,418	3.721%, 7/28/2035[e,f]	2,204,291
	CAM Mortgage, LLC
955,045	3.500%, 7/15/2064*,f	955,998
	First Horizon ABS Trust
312,562	0.599%, 10/25/2034[g,h]	283,485
	GMAC Mortgage Corporation Loan Trust
1,013,409	0.613%, 8/25/2035[g,h]	956,086
1,642,628	0.613%, 12/25/2036[g,h]	1,450,144
	IndyMac Seconds Asset-Backed Trust
974,951	0.779%, 10/25/2036[g,h]	598,706
	Renaissance Home Equity Loan Trust
1,326,180	5.746%, 5/25/2036[f]	866,903
1,379,579	6.011%, 5/25/2036[f]	937,638
	Vericrest Opportunity Loan Transferee
1,688,290	3.500%, 6/26/2045[e]	1,666,725
1,760,342	4.250%, 2/26/2046[e]	1,758,405

	Total	11,678,381

Basic Materials (2.4%)
	Alcoa, Inc.
740,000	5.125%, 10/1/2024[i]	720,575
	Barrick Gold Corporation
342,000	4.100%, 5/1/2023[i]	353,146
	BHP Billiton Finance USA, Ltd.
750,000	6.250%, 10/19/2075[e,i]	783,750
	Dow Chemical Company
1,430,000	4.250%, 11/15/2020	1,557,476
	Freeport-McMoRan, Inc.
1,060,000	3.550%, 3/1/2022[i]	885,100
1,325,000	3.875%, 3/15/2023	1,109,687
	Georgia-Pacific, LLC
2,220,000	3.163%, 11/15/2021[e]	2,280,764
	Glencore Funding, LLC
1,810,000	3.125%, 4/29/2019[e,i]	1,728,550
1,820,000	4.125%, 5/30/2023[e]	1,636,908
	International Paper Company
1,000,000	3.800%, 1/15/2026	1,043,847
1,810,000	4.800%, 6/15/2044	1,832,755
	LyondellBasell Industries NV
600,000	6.000%, 11/15/2021	704,280
730,000	5.750%, 4/15/2024	852,023
	Rio Tinto Finance USA, Ltd.
1,090,000	3.750%, 6/15/2025[i]	1,117,299
	Teck Resources, Ltd.
1,130,000	2.500%, 2/1/2018	1,073,500
	Weyerhaeuser Company
1,430,000	7.375%, 3/15/2032	1,780,050

	Total	19,459,710

Capital Goods (1.6%)
	AECOM
1,130,000	5.875%, 10/15/2024	1,186,500
	BAE Systems plc
1,030,000	4.750%, 10/11/2021[e]	1,135,972
	General Electric Capital Corporation
1,800,000	1.634%, 3/15/2023[h]	1,796,503
	Huntington Ingalls Industries, Inc.
370,000	5.000%, 12/15/2021[e]	387,808
	Republic Services, Inc.
1,300,000	5.250%, 11/15/2021	1,482,461
1,830,000	3.550%, 6/1/2022	1,922,118
	Textron, Inc.
1,311,000	5.600%, 12/1/2017	1,378,515
720,000	4.300%, 3/1/2024	760,038
370,000	3.875%, 3/1/2025	378,569
	United Rentals North America, Inc.
750,000	5.500%, 7/15/2025	745,848
	Waste Management, Inc.
1,360,000	4.100%, 3/1/2045	1,390,528

	Total	12,564,860

Collateralized Mortgage Obligations (0.7%)
	CitiMortgage Alternative Loan Trust
964,417	5.750%, 4/25/2037	812,404
	Countrywide Alternative Loan Trust
1,295,806	6.000%, 1/25/2037	1,236,548
	Wachovia Mortgage Loan Trust, LLC
1,085,286	2.877%, 5/20/2036	949,012
	WaMu Mortgage Pass Through Certificates
820,849	0.729%, 10/25/2045[h]	756,709
	Washington Mutual Mortgage Pass Through Certificates
1,977,756	1.127%, 2/25/2047[h]	1,383,335

	Total	5,138,008

Commercial Mortgage-Backed Securities (0.6%)
	Bear Stearns Commercial Mortgage Securities, Inc.
2,063,004	5.331%, 2/11/2044	2,105,089
	Citigroup/Deutsche Bank Commercial Mortgage Trust
998,500	5.322%, 12/11/2049	1,015,404
	Credit Suisse First Boston Mortgage Securities
1,800,000	5.542%, 1/15/2049	1,828,948

	Total	4,949,441

The accompanying Notes to Financial Statements are an integral part of this schedule.

131

INCOME FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (90.8%)	Value
Communications Services (9.4%)
	21st Century Fox America, Inc.
$1,100,000	7.625%, 11/30/2028	$1,470,869
1,120,000	6.150%, 2/15/2041	1,383,991
	American Tower Corporation
3,000,000	3.450%, 9/15/2021	3,107,484
	AT&T, Inc.
1,900,000	2.450%, 6/30/2020	1,929,750
1,815,000	3.800%, 3/15/2022	1,922,439
1,460,000	3.600%, 2/17/2023	1,523,430
1,810,000	4.450%, 4/1/2024	1,971,973
760,000	3.400%, 5/15/2025	772,568
1,810,000	4.300%, 12/15/2042	1,716,899
	CCO Safari II, LLC
2,630,000	4.464%, 7/23/2022[e]	2,796,319
1,880,000	6.484%, 10/23/2045[e]	2,220,979
	CenturyLink, Inc.
900,000	5.800%, 3/15/2022	888,750
	Columbus International, Inc.
1,090,000	7.375%, 3/30/2021[e]	1,157,798
	Comcast Corporation
1,460,000	2.750%, 3/1/2023	1,508,952
2,260,000	3.375%, 8/15/2025	2,413,221
1,300,000	6.400%, 5/15/2038	1,747,434
	Cox Communications, Inc.
1,100,000	9.375%, 1/15/2019[e]	1,286,444
1,500,000	3.850%, 2/1/2025[e]	1,458,725
	Crown Castle International Corporation
540,000	3.400%, 2/15/2021[d]	559,329
1,620,000	5.250%, 1/15/2023	1,798,200
1,550,000	4.450%, 2/15/2026	1,664,970
	Frontier Communications Corporation
1,120,000	6.875%, 1/15/2025	932,400
730,000	11.000%, 9/15/2025[e]	737,300
	Hughes Satellite Systems Corporation
778,000	6.500%, 6/15/2019	856,772
	Numericable-SFR SA
1,080,000	6.000%, 5/15/2022[e]	1,081,404
	Omnicom Group, Inc.
2,380,000	4.450%, 8/15/2020	2,609,218
560,000	3.650%, 11/1/2024	592,067
	Scripps Networks Interactive, Inc.
1,890,000	3.500%, 6/15/2022	1,944,961
	SES Global Americas Holdings GP
1,820,000	2.500%, 3/25/2019[e]	1,818,648
	Sprint Communications, Inc.
710,000	7.000%, 3/1/2020[e]	728,638
	Sprint Corporation
900,000	7.125%, 6/15/2024	675,000
	Time Warner Cable, Inc.
2,200,000	4.125%, 2/15/2021	2,350,819
	Time Warner Entertainment Company, LP
2,380,000	8.375%, 3/15/2023	3,101,199
	Time Warner, Inc.
1,510,000	4.750%, 3/29/2021	1,687,463
1,400,000	7.700%, 5/1/2032	1,818,979
	Univision Communications, Inc.
1,080,000	6.750%, 9/15/2022[e]	1,144,800
	UPCB Finance VI, Ltd.
1,260,000	6.875%, 1/15/2022[e]	1,332,450
	Verizon Communications, Inc.
1,624,000	2.625%, 2/21/2020	1,673,321
2,170,000	3.450%, 3/15/2021	2,306,161
2,700,000	3.500%, 11/1/2024	2,814,629
3,392,000	4.272%, 1/15/2036	3,410,863
1,090,000	4.862%, 8/21/2046	1,168,164
2,747,000	4.522%, 9/15/2048	2,787,636
	Vodafone Group plc
636,000	2.500%, 9/26/2022	626,637
730,000	4.375%, 2/19/2043	690,114

	Total	74,190,167

Consumer Cyclical (5.4%)
	CVS Health Corporation
1,310,000	2.750%, 12/1/2022	1,337,608
1,130,000	4.750%, 12/1/2022[e]	1,270,755
1,090,000	6.125%, 9/15/2039	1,399,404
1,880,000	5.125%, 7/20/2045	2,197,058
	Family Tree Escrow, LLC
1,130,000	5.750%, 3/1/2023[e]	1,206,614
	Ford Motor Credit Company, LLC
800,000	2.597%, 11/4/2019	810,386
1,425,000	4.250%, 9/20/2022	1,531,138
1,450,000	3.096%, 5/4/2023	1,450,725
1,490,000	3.664%, 9/8/2024	1,520,591
2,000,000	4.134%, 8/4/2025	2,119,062
	General Motors Company
1,850,000	5.000%, 4/1/2035	1,849,430
	General Motors Financial Company, Inc.
2,550,000	4.200%, 3/1/2021	2,687,302
1,900,000	3.450%, 4/10/2022	1,907,021
1,490,000	4.000%, 1/15/2025	1,501,948
	Hilton Worldwide Finance, LLC
1,090,000	5.625%, 10/15/2021	1,135,289
	Home Depot, Inc.
1,820,000	4.250%, 4/1/2046	2,007,495
	Hyundai Capital America
685,000	2.875%, 8/9/2018[e]	697,128
	Jaguar Land Rover Automotive plc
1,090,000	4.125%, 12/15/2018[e]	1,119,975
	Johnson Controls, Inc.
1,850,000	5.250%, 12/1/2041	1,981,689
	L Brands, Inc.
1,100,000	5.625%, 2/15/2022	1,214,125
	Lennar Corporation
1,120,000	4.500%, 11/15/2019	1,162,700
	Lowe’s Companies, Inc.
1,820,000	2.500%, 4/15/2026	1,802,191
	Macy’s Retail Holdings, Inc.
1,930,000	3.875%, 1/15/2022	1,978,015
	MGM Resorts International
1,120,000	6.000%, 3/15/2023[i]	1,163,400
	Starwood Hotels & Resorts Worldwide, Inc.
1,150,000	6.750%, 5/15/2018	1,255,123
	Toll Brothers Finance Corporation
1,000,000	6.750%, 11/1/2019	1,127,500
540,000	4.375%, 4/15/2023	540,000

The accompanying Notes to Financial Statements are an integral part of this schedule.

132

INCOME FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (90.8%)	Value
Consumer Cyclical (5.4%) - continued
	Visa, Inc.
$1,640,000	3.150%, 12/14/2025	$1,719,437
	ZF North America Capital, Inc.
1,130,000	4.500%, 4/29/2022[e]	1,156,815

	Total	42,849,924

Consumer Non-Cyclical (10.5%)
	Actavis Funding SCS
1,520,000	3.450%, 3/15/2022	1,557,159
1,445,000	3.850%, 6/15/2024	1,484,329
	Altria Group, Inc.
1,325,000	4.000%, 1/31/2024	1,464,770
483,000	9.950%, 11/10/2038	872,722
	Amgen, Inc.
1,130,000	3.625%, 5/22/2024	1,209,029
1,130,000	4.400%, 5/1/2045	1,173,815
	Anheuser-Busch Inbev Finance, Inc.
1,430,000	3.300%, 2/1/2023	1,490,335
1,450,000	3.650%, 2/1/2026	1,528,438
1,790,000	4.700%, 2/1/2036	1,957,603
	Baxter International, Inc.
1,042,000	4.250%, 3/15/2020	1,118,330
	Becton Dickinson and Company
1,880,000	3.125%, 11/8/2021	1,943,132
	Biogen, Inc.
2,260,000	3.625%, 9/15/2022	2,411,470
	Boston Scientific Corporation
1,810,000	6.000%, 1/15/2020	2,048,335
2,140,000	3.375%, 5/15/2022	2,195,028
	BRF SA
2,170,000	4.750%, 5/22/2024[e]	2,102,079
	Bunge Limited Finance Corporation
1,470,000	8.500%, 6/15/2019	1,708,721
1,080,000	3.500%, 11/24/2020	1,110,095
	Celgene Corporation
1,730,000	3.950%, 10/15/2020	1,850,014
1,090,000	3.250%, 8/15/2022	1,128,455
	Centene Escrow Corporation
730,000	5.625%, 2/15/2021[e]	768,325
	ConAgra Foods, Inc.
730,000	3.250%, 9/15/2022	748,444
1,128,000	3.200%, 1/25/2023	1,139,280
	Diageo Capital plc
1,880,000	2.625%, 4/29/2023	1,924,225
	Endo Finance, LLC
740,000	6.000%, 2/1/2025[e]	706,700
	Express Scripts Holding Company
2,190,000	4.500%, 2/25/2026	2,346,666
	Forest Laboratories, Inc.
1,450,000	5.000%, 12/15/2021[e]	1,599,650
	H. J. Heinz Company
1,880,000	3.500%, 7/15/2022[e]	1,983,968
1,140,000	5.200%, 7/15/2045[e]	1,312,488
	HCA, Inc.
1,440,000	4.750%, 5/1/2023	1,476,000
	Imperial Tobacco Finance plc
1,310,000	3.750%, 7/21/2022[e]	1,380,131
	JBS USA, LLC
1,090,000	7.250%, 6/1/2021[e]	1,117,250
	Kraft Foods Group, Inc.
2,110,000	3.500%, 6/6/2022	2,238,839
	Laboratory Corporation of America Holdings
750,000	3.200%, 2/1/2022	763,606
750,000	4.700%, 2/1/2045	764,498
	McKesson Corporation
1,490,000	3.796%, 3/15/2024	1,591,858
1,450,000	4.883%, 3/15/2044	1,620,558
	Mondelez International, Inc.
1,440,000	4.000%, 2/1/2024	1,572,435
	Mylan NV
1,810,000	3.750%, 12/15/2020[e]	1,872,568
	Newell Rubbermaid, Inc.
1,550,000	3.850%, 4/1/2023	1,620,706
1,180,000	4.200%, 4/1/2026	1,246,659
	Pernod Ricard SA
2,370,000	5.750%, 4/7/2021[e]	2,696,278
1,090,000	4.450%, 1/15/2022[e]	1,183,104
	Perrigo Finance Unlimited Company
1,460,000	3.500%, 3/15/2021	1,494,062
1,180,000	4.375%, 3/15/2026	1,216,049
	Reynolds American, Inc.
1,880,000	4.000%, 6/12/2022	2,044,395
940,000	5.850%, 8/15/2045	1,153,829
	SABMiller Holdings, Inc.
1,960,000	3.750%, 1/15/2022[e]	2,094,019
	Spectrum Brands Escrow Corporation
840,000	6.375%, 11/15/2020	886,427
	Tenet Healthcare Corporation
1,090,000	8.125%, 4/1/2022	1,130,875
	Thermo Fisher Scientific, Inc.
1,450,000	3.000%, 4/15/2023	1,469,594
	Valeant Pharmaceuticals International
1,440,000	6.375%, 10/15/2020[e]	1,305,000
	Watson Pharmaceuticals, Inc.
1,820,000	3.250%, 10/1/2022	1,842,424
	Whirlpool Corporation
1,873,000	3.700%, 3/1/2023	1,957,311
	Zoetis, Inc.
1,810,000	3.250%, 2/1/2023	1,823,881
730,000	4.500%, 11/13/2025	778,556

	Total	83,224,517

Energy (7.9%)
	Anadarko Petroleum Corporation
730,000	5.550%, 3/15/2026[i]	782,467
910,000	6.600%, 3/15/2046	1,029,973
	Antero Resources Corporation
1,120,000	5.625%, 6/1/2023	1,086,400
	BP Capital Markets plc
1,090,000	2.750%, 5/10/2023	1,088,894
1,510,000	3.814%, 2/10/2024	1,607,285
910,000	3.119%, 5/4/2026[d]	918,592
	Buckeye Partners, LP
1,820,000	5.850%, 11/15/2043	1,654,009
	Canadian Natural Resources, Ltd.
1,890,000	3.450%, 11/15/2021	1,834,952

The accompanying Notes to Financial Statements are an integral part of this schedule.

133

INCOME FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (90.8%)	Value
Energy (7.9%) - continued
	Concho Resources, Inc.
$1,070,000	6.500%, 1/15/2022	$1,112,800
	ConocoPhillips Company
1,640,000	4.200%, 3/15/2021	1,752,716
	Continental Resources, Inc.
2,170,000	3.800%, 6/1/2024[i]	1,849,925
	Devon Energy Corporation
1,440,000	5.850%, 12/15/2025[i]	1,512,236
	El Paso Pipeline Partners Operating Company, LLC
1,650,000	5.000%, 10/1/2021	1,708,950
2,200,000	4.300%, 5/1/2024	2,146,056
720,000	4.700%, 11/1/2042	589,923
	Enbridge Energy Partners, LP
1,450,000	5.200%, 3/15/2020	1,495,634
	Energy Transfer Partners, LP
3,155,000	4.650%, 6/1/2021	3,135,978
	Enterprise Products Operating, LLC
1,010,000	3.700%, 2/15/2026	1,027,291
885,000	7.034%, 1/15/2068	907,125
	EQT Midstream Partners, LP
1,720,000	4.000%, 8/1/2024	1,534,221
	Exxon Mobil Corporation
1,820,000	2.726%, 3/1/2023	1,862,584
	Halliburton Company
730,000	3.375%, 11/15/2022	743,685
	Hornbeck Offshore Services, Inc.
940,000	5.000%, 3/1/2021	598,075
	Magellan Midstream Partners, LP
720,000	5.000%, 3/1/2026	794,763
1,500,000	4.200%, 3/15/2045	1,348,569
	Marathon Oil Corporation
1,273,000	5.900%, 3/15/2018	1,334,356
1,820,000	2.800%, 11/1/2022	1,617,984
	Marathon Petroleum Corporation
1,080,000	6.500%, 3/1/2041	1,099,230
	MPLX, LP
2,610,000	4.000%, 2/15/2025	2,329,203
	NiSource Finance Corporation
750,000	6.800%, 1/15/2019	845,717
	Noble Holding International, Ltd.
1,865,000	5.950%, 4/1/2025	1,533,962
	Pioneer Natural Resources Company
1,260,000	3.450%, 1/15/2021	1,278,633
1,850,000	3.950%, 7/15/2022	1,917,125
	Regency Energy Partners, LP
730,000	5.000%, 10/1/2022	716,087
	Sabine Pass Liquefaction, LLC
1,090,000	5.750%, 5/15/2024	1,054,575
	Schlumberger Holdings Corporation
1,800,000	3.625%, 12/21/2022[e]	1,875,280
	Spectra Energy Partners, LP
940,000	3.500%, 3/15/2025	934,632
	Sunoco Logistics Partners Operations, LP
1,300,000	4.400%, 4/1/2021	1,336,205
1,800,000	3.450%, 1/15/2023	1,689,835
	Tesoro Logistics, LP
1,120,000	5.500%, 10/15/2019	1,142,400
	Transcontinental Gas Pipe Line Company, LLC
1,075,000	7.850%, 2/1/2026[e]	1,298,051
	Valero Energy Corporation
1,700,000	4.900%, 3/15/2045	1,585,109
	Williams Companies, Inc.
1,440,000	3.700%, 1/15/2023	1,209,298
	Williams Partners, LP
1,070,000	4.500%, 11/15/2023	964,888
900,000	3.900%, 1/15/2025	788,401
	Woodside Finance, Ltd.
1,870,000	3.650%, 3/5/2025[e]	1,766,237

	Total	62,440,311

Financials (27.2%)
	Aegon NV
1,400,000	1.740%, 7/29/2049[h,j]	855,331
	Air Lease Corporation
740,000	2.125%, 1/15/2018	730,750
1,490,000	3.750%, 2/1/2022	1,505,216
740,000	4.250%, 9/15/2024	743,700
	Ally Financial, Inc.
1,140,000	4.125%, 3/30/2020	1,161,375
	American Express Company
1,120,000	4.900%, 12/29/2049[j]	1,008,000
	American International Group, Inc.
630,000	3.750%, 7/10/2025	638,395
1,270,000	3.900%, 4/1/2026	1,293,978
1,370,000	4.500%, 7/16/2044	1,323,598
	American Tower Trust I
1,800,000	1.551%, 3/15/2018*	1,797,693
	Aon plc
1,090,000	3.875%, 12/15/2025	1,121,042
	Ares Capital Corporation
1,810,000	4.875%, 11/30/2018	1,869,055
	Associated Banc-Corporation
1,850,000	4.250%, 1/15/2025	1,872,531
	Assured Guaranty US Holdings, Inc.
1,800,000	5.000%, 7/1/2024[i]	1,915,517
	AXA SA
1,420,000	8.600%, 12/15/2030	1,903,212
	Axis Specialty Finance, LLC
510,000	5.875%, 6/1/2020	567,221
	Banco de Brasil SA
778,000	9.000%, 12/31/2049[e,j]	558,215
	Bank of America Corporation
2,160,000	1.694%, 3/22/2018[h]	2,170,973
1,720,000	7.625%, 6/1/2019	1,994,505
1,630,000	2.625%, 4/19/2021	1,640,872
2,170,000	4.125%, 1/22/2024	2,300,619
1,670,000	4.200%, 8/26/2024	1,700,760
1,250,000	3.950%, 4/21/2025	1,248,316
730,000	3.875%, 8/1/2025	758,068
1,050,000	5.875%, 2/7/2042	1,299,723
1,890,000	4.750%, 4/21/2045	1,891,121
1,870,000	6.500%, 10/23/2049[i,j]	1,968,175
730,000	6.300%, 12/29/2049[j]	764,675
	Bank of Nova Scotia
1,440,000	4.500%, 12/16/2025	1,484,018
	Barclays Bank plc
1,090,000	10.179%, 6/12/2021[e]	1,386,941

The accompanying Notes to Financial Statements are an integral part of this schedule.

134

INCOME FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (90.8%)	Value
Financials (27.2%) - continued
$2,240,000	0.875%, 11/29/2049[h,j]	$1,189,888
	Barclays plc
1,080,000	5.250%, 8/17/2045	1,129,330
	BBVA Bancomer SA/Texas
1,215,000	6.750%, 9/30/2022[e]	1,333,462
	Berkshire Hathaway, Inc.
1,640,000	2.750%, 3/15/2023	1,691,540
	BPCE SA
735,000	5.700%, 10/22/2023[e]	781,580
810,000	5.150%, 7/21/2024[e]	832,923
	Branch Banking and Trust Company
1,370,000	3.625%, 9/16/2025	1,437,104
	Camden Property Trust
1,860,000	3.500%, 9/15/2024	1,889,059
	Capital One Financial Corporation
1,810,000	4.200%, 10/29/2025	1,849,909
	CIT Group, Inc.
1,780,000	5.250%, 3/15/2018	1,835,625
	Citigroup, Inc.
2,630,000	4.400%, 6/10/2025	2,714,457
1,695,000	5.500%, 9/13/2025	1,877,760
1,090,000	3.700%, 1/12/2026	1,123,841
1,510,000	4.450%, 9/29/2027	1,538,406
	CNA Financial Corporation
1,005,000	7.350%, 11/15/2019	1,159,855
1,130,000	7.250%, 11/15/2023	1,362,516
	Compass Bank
925,000	2.750%, 9/29/2019	927,898
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
710,000	11.000%, 12/29/2049[e,j]	865,312
	Credit Agricole SA
1,430,000	8.125%, 12/29/2049[e,j]	1,476,475
	Credit Suisse Group Funding, Ltd.
1,810,000	3.125%, 12/10/2020[e]	1,813,088
2,600,000	3.750%, 3/26/2025	2,538,276
1,450,000	4.550%, 4/17/2026[e]	1,480,405
	DDR Corporation
710,000	7.875%, 9/1/2020	856,548
990,000	3.625%, 2/1/2025	972,175
	Discover Bank of Greenwood Delaware
865,000	4.200%, 8/8/2023	905,989
900,000	4.250%, 3/13/2026	928,642
	Duke Realty, LP
1,780,000	3.875%, 10/15/2022	1,847,896
	Essex Portfolio, LP
2,060,000	3.500%, 4/1/2025	2,097,183
	Fairfax Financial Holdings, Ltd.
1,085,000	5.800%, 5/15/2021[e]	1,160,238
	Five Corners Funding Trust
1,090,000	4.419%, 11/15/2023[e]	1,157,140
	GE Capital International Funding Company
1,473,000	4.418%, 11/15/2035[e]	1,617,475
	Goldman Sachs Group, Inc.
1,600,000	5.375%, 3/15/2020	1,778,330
1,460,000	2.875%, 2/25/2021	1,483,436
1,750,000	5.250%, 7/27/2021	1,978,462
810,000	4.000%, 3/3/2024	854,611
2,550,000	3.850%, 7/8/2024	2,653,515
1,510,000	4.250%, 10/21/2025	1,541,814
2,240,000	5.150%, 5/22/2045	2,303,267
	Hartford Financial Services Group, Inc.
1,770,000	5.125%, 4/15/2022	1,992,723
	HCP, Inc.
800,000	4.250%, 11/15/2023	815,465
1,445,000	4.200%, 3/1/2024	1,462,097
	Host Hotels & Resorts, LP
760,000	4.000%, 6/15/2025	756,578
	HSBC Finance Corporation
1,290,000	6.676%, 1/15/2021	1,482,093
	HSBC Holdings plc
1,130,000	5.250%, 3/14/2044	1,203,017
1,120,000	6.375%, 12/29/2049[j]	1,059,800
	Huntington Bancshares, Inc.
1,650,000	7.000%, 12/15/2020	1,918,272
	Hutchison Whampoa International 14, Ltd.
1,490,000	3.625%, 10/31/2024[e]	1,548,003
	Icahn Enterprises, LP
960,000	6.000%, 8/1/2020	957,696
	ILFC E-Capital Trust II
1,270,000	4.490%, 12/21/2065[e,h]	1,041,400
	ING Bank NV
1,835,000	5.800%, 9/25/2023[e]	2,026,225
	J.P. Morgan Chase & Company
2,000,000	1.538%, 1/25/2018[h]	2,008,676
1,300,000	3.375%, 5/1/2023	1,314,569
1,670,000	3.875%, 9/10/2024	1,725,574
730,000	3.900%, 7/15/2025	773,657
1,850,000	5.500%, 10/15/2040	2,271,476
1,090,000	7.900%, 4/29/2049[j]	1,096,131
1,450,000	6.750%, 8/29/2049[i,j]	1,604,207
1,440,000	6.000%, 12/29/2049[j]	1,472,544
	Kilroy Realty, LP
1,450,000	4.250%, 8/15/2029	1,500,063
	Liberty Mutual Group, Inc.
1,965,000	4.950%, 5/1/2022[e]	2,136,711
1,810,000	4.850%, 8/1/2044[e]	1,741,991
	Liberty Property, LP
1,125,000	4.750%, 10/1/2020	1,222,910
1,090,000	4.400%, 2/15/2024	1,156,851
	Lincoln National Corporation
365,000	6.250%, 2/15/2020	410,170
1,850,000	4.000%, 9/1/2023	1,895,244
	Lloyds Bank plc
1,090,000	4.650%, 3/24/2026	1,107,005
	Macquarie Bank, Ltd.
1,785,000	1.650%, 3/24/2017[e]	1,791,369
	MetLife Capital Trust IV
300,000	7.875%, 12/15/2037[e]	351,600
	MetLife Capital Trust X
750,000	9.250%, 4/8/2038[e]	1,023,750
	MetLife, Inc.
1,500,000	3.600%, 4/10/2024	1,577,242
	Mitsubishi UFJ Financial Group, Inc.
1,450,000	3.850%, 3/1/2026	1,523,585
	Mizuho Bank, Ltd.
1,600,000	3.600%, 9/25/2024[e]	1,675,536
	Mizuho Financial Group, Inc.
1,820,000	3.477%, 4/12/2026[e]	1,843,205

The accompanying Notes to Financial Statements are an integral part of this schedule.

135

INCOME FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (90.8%)	Value
Financials (27.2%) - continued
	Morgan Stanley
$1,600,000	5.500%, 1/26/2020	$1,778,086
1,450,000	2.500%, 4/21/2021	1,452,740
1,795,000	4.875%, 11/1/2022	1,952,971
1,130,000	4.000%, 7/23/2025	1,188,870
1,450,000	5.000%, 11/24/2025	1,578,250
1,490,000	4.350%, 9/8/2026	1,539,648
930,000	4.300%, 1/27/2045	944,463
	National Retail Properties, Inc.
1,800,000	3.900%, 6/15/2024	1,856,740
	Nationwide Building Society
1,510,000	3.900%, 7/21/2025[e]	1,612,191
	Nordea Bank AB
1,110,000	5.500%, 9/29/2049[e,j]	1,088,965
	Omega Healthcare Investors, Inc.
1,640,000	5.875%, 3/15/2024	1,706,064
1,130,000	5.250%, 1/15/2026	1,156,095
	Peachtree Corners Funding Trust
1,700,000	3.976%, 2/15/2025[e]	1,718,479
	PNC Capital Trust C
1,880,000	1.205%, 6/1/2028[h]	1,628,550
	Preferred Term Securities XXIII, Ltd.
1,473,940	0.834%, 12/22/2036*,h	1,112,294
	Prologis, LP
1,490,000	4.250%, 8/15/2023	1,633,290
	Prudential Financial, Inc.
1,085,000	3.500%, 5/15/2024	1,114,278
825,000	6.200%, 11/15/2040	974,099
	Realty Income Corporation
2,170,000	3.875%, 7/15/2024	2,215,559
	Regions Bank
250,000	7.500%, 5/15/2018	274,734
	Reinsurance Group of America, Inc.
1,070,000	6.450%, 11/15/2019	1,207,180
1,095,000	4.700%, 9/15/2023	1,158,558
	Royal Bank of Scotland Group plc
1,510,000	7.500%, 12/29/2049[j]	1,408,075
	Santander Holdings USA, Inc.
1,450,000	3.450%, 8/27/2018	1,486,829
1,500,000	4.500%, 7/17/2025	1,547,821
	Santander UK Group Holdings plc
940,000	2.875%, 10/16/2020	935,524
1,500,000	4.750%, 9/15/2025[e]	1,465,017
	Santander UK plc
800,000	3.125%, 1/8/2021	805,221
540,000	5.000%, 11/7/2023[e]	561,248
	Simon Property Group, LP
2,825,000	2.750%, 2/1/2023	2,877,424
	Societe Generale SA
1,510,000	8.000%, 12/31/2049[e,i,j]	1,494,900
	SunTrust Banks, Inc.
1,090,000	2.900%, 3/3/2021	1,108,868
	Synchrony Financial
1,490,000	2.700%, 2/3/2020	1,490,173
1,560,000	4.250%, 8/15/2024	1,602,114
	Synovus Financial Corporation
1,080,000	5.750%, 12/15/2025	1,096,200
	UBS Group Funding Jersey, Ltd.
910,000	3.000%, 4/15/2021[e]	912,872
1,510,000	4.125%, 9/24/2025[e]	1,549,246
	UnionBanCal Corporation
1,420,000	3.500%, 6/18/2022	1,489,792
	UnitedHealth Group, Inc.
1,520,000	3.350%, 7/15/2022	1,612,360
760,000	4.750%, 7/15/2045	878,124
	Voya Financial, Inc.
1,055,000	5.500%, 7/15/2022	1,184,235
	Wells Fargo & Company
1,215,000	3.450%, 2/13/2023	1,244,565
1,090,000	4.100%, 6/3/2026	1,146,641
1,780,000	7.980%, 2/28/2049[j]	1,851,200
1,840,000	5.875%, 12/31/2049[j]	1,965,350
	Welltower, Inc.
720,000	6.125%, 4/15/2020	816,003
1,350,000	4.950%, 1/15/2021	1,481,104
950,000	4.000%, 6/1/2025	974,180
	XLIT, Ltd.
1,130,000	4.450%, 3/31/2025	1,135,554
1,160,000	5.250%, 12/15/2043	1,228,609

	Total	216,187,813

Foreign Government (0.8%)
	Argentina Government International Bond
910,000	6.875%, 4/22/2021[e]	937,300
	Colombia Government International Bond
1,800,000	5.625%, 2/26/2044	1,836,000
	Mexico Government International Bond
2,020,000	4.000%, 10/2/2023	2,115,950
1,249,000	3.600%, 1/30/2025	1,269,296

	Total	6,158,546

Mortgage-Backed Securities (4.6%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
2,425,000	3.000%, 5/1/2031[d]	2,536,019
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
3,925,000	4.000%, 5/1/2046[d]	4,191,164
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
18,500,000	3.500%, 5/1/2046[d]	19,387,425
9,450,000	4.000%, 5/1/2046[d]	10,095,072
325,000	4.500%, 5/1/2046[d]	353,857

	Total	36,563,537

Technology (2.3%)
	Apple, Inc.
2,550,000	3.250%, 2/23/2026	2,667,721
	Equinix, Inc.
1,110,000	5.375%, 1/1/2022	1,159,950
	Fidelity National Information Services, Inc.
940,000	2.850%, 10/15/2018	959,221
1,810,000	3.875%, 6/5/2024	1,849,295
	First Data Corporation
750,000	5.375%, 8/15/2023[e]	775,312

The accompanying Notes to Financial Statements are an integral part of this schedule.

136

INCOME FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (90.8%)	Value
Technology (2.3%) - continued
	Fiserv, Inc.
$1,760,000	3.850%, 6/1/2025	$1,857,428
	Hewlett Packard Enterprise Company
1,510,000	2.850%, 10/5/2018[e]	1,541,422
1,500,000	3.600%, 10/15/2020[e]	1,555,910
	Oracle Corporation
2,100,000	2.800%, 7/8/2021	2,203,165
	Qualcomm, Inc.
1,510,000	3.450%, 5/20/2025	1,567,129
	Seagate HDD Cayman
1,130,000	4.875%, 6/1/2027[e]	794,417
	Sensata Technologies BV
1,110,000	4.875%, 10/15/2023[e]	1,118,325

	Total	18,049,295

Transportation (2.4%)
	American Airlines Pass Through Trust
1,260,645	4.000%, 7/15/2025	1,296,888
	British Airways plc
2,330,142	4.625%, 6/20/2024[e]	2,446,650
	Burlington Northern Santa Fe, LLC
1,500,000	4.700%, 9/1/2045	1,710,842
	Canadian Pacific Railway Company
560,000	3.700%, 2/1/2026	585,135
	Continental Airlines, Inc.
486,351	7.250%, 11/10/2019	549,577
684,587	4.000%, 10/29/2024	708,547
	Delta Air Lines, Inc.
815,277	4.950%, 5/23/2019	859,547
1,094,462	4.250%, 7/30/2023	1,097,198
	ERAC USA Finance, LLC
2,050,000	5.250%, 10/1/2020[e]	2,280,982
1,085,000	4.500%, 8/16/2021[e]	1,188,246
1,000,000	3.800%, 11/1/2025[e]	1,043,700
	Navios South American Logistics, Inc.
175,000	7.250%, 5/1/2022[e]	105,437
	Penske Truck Leasing Company, LP
1,490,000	3.375%, 2/1/2022[e]	1,498,699
	United Airlines Pass Through Trust
883,522	3.750%, 9/3/2026	905,610
	US Airways Pass Through Trust
1,628,314	3.950%, 11/15/2025	1,677,163
	Virgin Australia Holdings, Ltd.
1,099,509	5.000%, 10/23/2023[e]	1,129,746

	Total	19,083,967

U.S. Government and Agencies (8.1%)
	U.S. Treasury Bonds
2,910,000	1.625%, 2/15/2026[i]	2,859,529
1,090,000	3.500%, 2/15/2039	1,286,966
2,980,000	3.125%, 2/15/2042	3,285,334
5,540,000	2.500%, 2/15/2045	5,352,161
5,000,000	3.000%, 11/15/2045	5,350,390
1,460,000	2.500%, 2/15/2046	1,410,782
	U.S. Treasury Notes
5,000,000	1.375%, 5/31/2020	5,041,405
1,870,000	1.625%, 7/31/2020	1,902,725
4,010,000	1.750%, 12/31/2020	4,098,657
3,270,000	1.125%, 2/28/2021	3,248,925
1,820,000	1.250%, 3/31/2021[i]	1,817,228
4,000,000	2.000%, 5/31/2021	4,133,908
3,350,000	2.000%, 7/31/2022	3,446,312
4,040,000	1.875%, 8/31/2022	4,124,428
3,590,000	2.000%, 11/30/2022	3,687,321
2,250,000	2.125%, 12/31/2022	2,328,838
1,820,000	1.750%, 1/31/2023	1,839,338
4,320,000	2.000%, 2/15/2025	4,400,832
4,430,000	2.250%, 11/15/2025	4,598,375

	Total	64,213,454

U.S. Municipals (0.2%)
	Denver, CO City & County Airport Rev.
1,450,000	5.250%, 11/15/2022, Ser. A, AMT	1,719,482

	Total	1,719,482

Utilities (5.2%)
	American Electric Power Company, Inc.
1,435,000	2.950%, 12/15/2022	1,473,220
	Arizona Public Service Company
1,620,000	8.750%, 3/1/2019	1,929,981
	Calpine Corporation
1,080,000	5.375%, 1/15/2023	1,089,450
	Cleveland Electric Illuminating Company
554,000	5.700%, 4/1/2017	572,862
	Commonwealth Edison Company
1,000,000	6.150%, 9/15/2017	1,066,588
	DCP Midstream Operating, LP
1,450,000	5.600%, 4/1/2044	1,167,250
	DCP Midstream, LLC
1,000,000	5.850%, 5/21/2043[e]	630,000
	DPL, Inc.
137,000	6.500%, 10/15/2016	139,740
	Dynegy Finance I, Inc.
750,000	7.375%, 11/1/2022	740,835
	Electricite de France SA
1,800,000	5.250%, 12/29/2049[e,j]	1,735,020
	Energy Transfer Equity, LP
1,130,000	5.500%, 6/1/2027	969,845
	Enterprise Products Operating, LLC
1,070,000	6.650%, 4/15/2018	1,163,573
	Exelon Corporation
1,880,000	3.950%, 6/15/2025[e]	2,004,982
1,090,000	3.400%, 4/15/2026	1,118,360
	Exelon Generation Company, LLC
1,500,000	4.000%, 10/1/2020[i]	1,575,015
	FirstEnergy Transmission, LLC
2,170,000	4.350%, 1/15/2025[e]	2,301,179
	ITC Holdings Corporation
2,920,000	4.050%, 7/1/2023	3,016,135
	MidAmerican Energy Holdings Company
2,550,000	3.750%, 11/15/2023	2,739,009
	Nevada Power Company
1,700,000	6.750%, 7/1/2037	2,317,110
	NiSource Finance Corporation
1,800,000	5.450%, 9/15/2020	2,022,055

The accompanying Notes to Financial Statements are an integral part of this schedule.

137

INCOME FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (90.8%)	Value
Utilities (5.2%) - continued
	Ohio Power Company
$1,600,000	6.050%, 5/1/2018	$1,726,088
	Oncor Electric Delivery Company, LLC
1,510,000	3.750%, 4/1/2045	1,436,526
	Pacific Gas and Electric Company
730,000	2.950%, 3/1/2026	747,439
	Pennsylvania Electric Company
2,300,000	5.200%, 4/1/2020	2,413,546
	PPL Capital Funding, Inc.
1,795,000	3.500%, 12/1/2022	1,881,799
1,810,000	3.950%, 3/15/2024	1,944,528
	Xcel Energy, Inc.
1,510,000	3.300%, 6/1/2025	1,564,337

	Total	41,486,472

	Total Long-Term Fixed Income (cost $700,715,450)	719,957,885

Shares	Preferred Stock (1.7%)	Value
Consumer Staples (0.1%)
43,424	CHS, Inc., 7.100%[j]	1,204,581

	Total	1,204,581

Financials (1.6%)
57,878	Citigroup, Inc., 7.008%[h]	1,513,509
12,500	Cobank ACB, 6.250%[j]	1,280,469
18,075	Countrywide Capital V, 7.000%	460,732
51,800	Discover Financial Services, 6.500%[j]	1,370,110
46,410	GMAC Capital Trust I, 6.402%[h]	1,163,499
54,060	Goldman Sachs Group, Inc., 5.500%[j]	1,358,528
57,878	HSBC USA, Inc., 6.500%[j]	1,506,564
51,800	Morgan Stanley, 7.125%[j]	1,489,250
37,082	RBS Capital Funding Trust V, 5.900%[j]	904,801
58,500	Wells Fargo & Company, 5.850%[j]	1,540,305

	Total	12,587,767

	Total Preferred Stock (cost $13,400,805)	13,792,348

Shares	Common Stock (<0.1%)	Value
Energy (<0.1%)
757	Vantage Drilling International[k]	71,915

	Total	71,915

	Total Common Stock (cost $68,130)	71,915

Shares	Collateral Held for Securities Loaned (2.6%)	Value
20,805,024	Thrivent Cash Management Trust	20,805,024

	Total Collateral Held for Securities Loaned (cost $20,805,024)	20,805,024

Shares or Principal Amount	Short-Term Investments (8.4%)[l]	Value
	Federal Agricultural Mortgage Corporation Discount Notes
2,000,000	0.240%, 5/12/2016	1,999,862
	Federal Home Loan Bank Discount Notes
4,970,000	0.245%, 5/4/2016	4,969,931
2,000,000	0.240%, 5/6/2016	1,999,944
1,750,000	0.250%, 5/9/2016	1,749,914
3,000,000	0.260%, 5/11/2016	2,999,811
6,000,000	0.253%, 5/16/2016	5,999,418
4,000,000	0.260%, 5/17/2016	3,999,584
4,000,000	0.240%, 5/18/2016	3,999,556
1,200,000	0.260%, 5/19/2016	1,199,858
2,000,000	0.265%, 5/23/2016	1,999,708
3,000,000	0.270%, 5/24/2016	2,999,541
3,000,000	0.250%, 5/25/2016	2,999,520
2,000,000	0.285%, 5/31/2016	1,999,598
3,000,000	0.290%, 6/2/2016	2,999,265
3,000,000	0.295%, 6/3/2016	2,999,241
5,000,000	0.290%, 6/7/2016	4,998,575
3,000,000	0.290%, 6/10/2016	2,999,073
4,000,000	0.290%, 6/16/2016	3,998,576
3,000,000	0.285%, 6/22/2016	2,998,788
2,400,000	0.280%, 6/24/2016	2,398,992
	Federal Home Loan Mortgage Corporation Discount Notes
3,000,000	0.235%, 5/9/2016	2,999,853
	Federal National Mortgage Association Discount Notes
1,000,000	0.350%, 6/1/2016[m]	999,762

	Total Short-Term Investments (cost $66,307,134)	66,308,370

	Total Investments (cost $830,918,209)107.2%	$849,951,863

	Other Assets and Liabilities, Net (7.2%)	(57,131,419)

	Total Net Assets 100.0%	$792,820,444

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	In bankruptcy. Interest is not being accrued.
c	All or a portion of the loan is unfunded.
d	Denotes investments purchased on a when-issued or delayed delivery basis.
e

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of April 29, 2016, the value of these investments was $122,992,382 or 15.5% of total net assets.

f	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of April 29, 2016.
g	All or a portion of the security is insured or guaranteed.
h	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of April 29, 2016.
i	All or a portion of the security is on loan.
j	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
k	Non-income producing security.
l	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
m	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The accompanying Notes to Financial Statements are an integral part of this schedule.

138

INCOME FUND

Schedule of Investments as of April 29, 2016

(unaudited)

*

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Income Fund as of April 29, 2016 was $3,865,985 or 0.5% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of April 29, 2016.

Security	Acquisition Date	Cost
American Tower Trust I, 3/15/2018	3/6/2013	$1,800,168
CAM Mortgage, LLC, 7/15/2064	6/24/2015	955,045
Preferred Term Securities XXIII, Ltd., 12/22/2036	9/14/2006	1,473,940

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Income Fund as of April 29, 2016:

Securities Lending Transactions
Taxable Debt Security	$20,215,078

Total lending	$20,215,078
Gross amount payable upon return of collateral for securities loaned	$20,805,024

Net amounts due to counterparty	$589,946

Definitions:
AMT	-	Subject to Alternative Minimum Tax
Rev.	-	Revenue
Ser.	-	Series

The accompanying Notes to Financial Statements are an integral part of this schedule.

139

MUNICIPAL BOND FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (99.8%)	Value
Alabama (0.3%)
	Alabama Public School and College Auth. Capital Improvement Rev. Refg.
$1,500,000	5.000%, 5/1/2029, Ser. Aa	$1,682,280
	Auburn University, AL General Fee Rev. Refg.
1,000,000	5.000%, 6/1/2032, Ser. A	1,222,130
1,250,000	5.000%, 6/1/2033, Ser. A	1,520,788

	Total	4,425,198

Alaska (0.2%)
	Valdez, AK Marine Terminal Rev. (Exxon Mobil)
2,905,000	0.260%, 12/1/2029[b]	2,905,000
	Valdez, AK Marine Terminal Rev. (Exxon Pipeline Company)
400,000	0.260%, 10/1/2025[b]	400,000

	Total	3,305,000

Arizona (0.9%)
	Arizona State Transportation Board Highway Rev.
1,500,000	5.000%, 7/1/2036, Ser. A	1,733,610
	Glendale, AZ Industrial Development Auth. Rev. (Midwestern University)
2,515,000	5.000%, 5/15/2031	2,843,057
	Northern Arizona Capital Fac. Lease Rev. (Student & Academic Services, LLC) (BAM Insured)
750,000	5.000%, 6/1/2039[c]	868,087
	Northern Arizona University Refg. C.O.P.
1,000,000	5.000%, 9/1/2022	1,192,620
	Northern Arizona University Refg. Rev.
1,180,000	5.000%, 6/1/2036, Ser. Ad	1,406,466
750,000	5.000%, 6/1/2037, Ser. Ad	891,772
320,000	5.000%, 6/1/2038, Ser. Ad	378,346
	Phoenix, AZ Civic Improvement Corporation Airport Rev.
3,060,000	5.250%, 7/1/2033, Ser. A	3,456,117
	Phoenix-Mesa Gateway Airport Auth. Special Fac. Rev.
1,450,000	5.000%, 7/1/2038, AMT	1,601,916

	Total	14,371,991

Arkansas (0.6%)
	Rogers, AR Sales and Use Tax Refg. and Improvement
2,975,000	4.000%, 11/1/2027, Ser. 2011	3,289,457
170,000	4.125%, 11/1/2031, Ser. 2011	185,958
	University of Arkansas Rev.
900,000	5.000%, 11/1/2037, Ser. A	1,090,998
1,300,000	5.000%, 11/1/2046, Ser. A	1,554,813
	University of Arkansas Rev. Refg., Various Fac. Rev. (Pine Bluff Campus)
650,000	5.000%, 12/1/2029, Ser. A	791,336
	University of Arkansas Rev. Various Fac. (Fayetteville Campus)
1,135,000	5.000%, 11/1/2039, Ser. A	1,330,322
825,000	5.000%, 11/1/2041, Ser. A	964,244

	Total	9,207,128

California (12.1%)
	Anaheim Public Financing Auth. Lease Rev. (Anaheim Public Improvements) (AGM Insured)
3,950,000	6.000%, 9/1/2024, Ser. Ac	4,969,337
	Beverly Hills Unified School District, Los Angeles County, CA G.O. (2008 Election)
10,000,000	Zero Coupon, 8/1/2031	6,652,200
	California Educational Fac. Auth. Rev. (Stanford University)
6,000,000	5.250%, 4/1/2040	8,511,060
	California Health Fac. Financing Auth. Rev.
1,750,000	5.000%, 8/15/2055	2,061,150
3,840,000	1.450%, 8/15/2033, Ser. Aa,b	3,867,302
	California Infrastructure and Economic Development Bank Rev. (Bay Area Toll Bridges Seismic Retrofit Rev.) (FGIC Insured)
5,000,000	5.000%, 7/1/2025, Ser. Aa,c	6,491,900
	California Municipal Finance Auth. Refg. Rev. (Biola University)
1,500,000	5.875%, 10/1/2034	1,624,020
1,250,000	5.000%, 10/1/2042	1,393,200
	California State Department of Water Resources Supply Rev.
6,250,000	5.000%, 5/1/2016, Ser. M	6,251,625
	California Various Purpose G.O.
3,565,000	5.500%, 4/1/2024	4,064,670
10,000	5.250%, 4/1/2029	10,042
10,000,000	5.250%, 3/1/2038	10,781,900
5,000,000	6.000%, 4/1/2038	5,732,200
5,000,000	6.000%, 11/1/2039	5,872,350
	California Various Purpose G.O. (NATL-RE Insured)
300,000	6.000%, 8/1/2016[c]	304,467
	Chula Vista Industrial Development Rev. Refg. (San Diego Gas & Electric Company)
2,010,000	5.875%, 2/15/2034, Ser. C	2,313,128
	East Bay Municipal Utility District, Alameda and Contra Costa Counties, CA Water System Rev. Refg. (NATL-RE Insured)
10,000,000	5.000%, 6/1/2037, Ser. Aa,c	10,480,100
	Foothill-De Anza, CA Community College District G.O.
5,000,000	5.000%, 8/1/2040, Ser. C	5,794,700
	Golden West Schools Financing Auth. Rev. (NATL-RE Insured)
420,000	5.800%, 2/1/2022, Ser. Ac	521,035
	Los Angeles Community College District, Los Angeles County, CA G.O. (Election 2008)
10,050,000	6.000%, 8/1/2033, Ser. Aa	11,726,441
	Los Angeles Department of Airports Rev. (Los Angeles International Airport)
8,000,000	5.000%, 5/15/2040, Ser. A	9,089,520
	Los Angeles Department of Water and Power System Rev.
7,000,000	5.000%, 7/1/2044, Ser. D	8,325,870
	Los Angeles Unified School District, Los Angeles County, CA G.O.
1,000,000	5.000%, 7/1/2032, Ser. A	1,177,910
5,000,000	5.000%, 1/1/2034, Ser. I	5,625,450

The accompanying Notes to Financial Statements are an integral part of this schedule.

140

MUNICIPAL BOND FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (99.8%)	Value
California (12.1%) - continued
	Pittsburg, CA Redevelopment Agency Tax Allocation (Los Medanos Community Development) (AMBAC Insured)
$5,000,000	Zero Coupon, 8/1/2024[c]	$3,787,000
	Pomona, CA Single Family Mortgage Rev. Refg. (GNMA/FNMA Collateralized)
2,470,000	7.600%, 5/1/2023, Ser. Aa,c	3,034,617
	San Bernardino, CA Single Family Mortgage Rev. Refg. (GNMA Collateralized)
875,000	7.500%, 5/1/2023, Ser. Aa,c	1,071,490
	San Diego County, CA C.O.P.
5,000,000	5.250%, 7/1/2030	5,719,500
	San Diego Unified School District G.O.
10,000,000	Zero Coupon, 7/1/2033, Ser. Aa,e	11,045,200
	San Francisco, CA City & County Airport Commission Rev. (San Francisco International Airport)
4,000,000	5.500%, 5/1/2028, Ser. A, AMT	4,877,840
7,030,000	6.000%, 5/1/2039, Ser. E	8,088,648
7,825,000	5.000%, 5/1/2044, Ser. A, AMT	8,860,013
	San Jose, CA Redevelopment Agency Tax Allocation Refg. (Merged Area Redevelopment) (NATL-RE Insured)
2,760,000	5.000%, 8/1/2025, Ser. Ac	2,770,433
	Santa Monica Community College District, Los Angeles County, CA G.O.
5,000,000	Zero Coupon, 8/1/2025, Ser. C	4,152,550
	Tuolumne Wind Proj. Auth. Rev. (Tuolumne Company)
2,000,000	5.625%, 1/1/2029, Ser. A	2,243,560
	University of California
1,425,000	5.250%, 5/15/2039, Ser. Oa	1,615,580
2,765,000	5.250%, 5/15/2039, Ser. O	3,109,823
	University of California Rev. Bonds
810,000	5.250%, 5/15/2039, Ser. Oa	918,329
	University of California Rev. Refg.
8,000,000	5.000%, 5/15/2032, Ser. I	9,798,560

	Total	194,734,720

Colorado (3.3%)
	Colorado Educational and Cultural Fac. Auth. Charter School Refg. Rev. (Pinnacle Charter School, Inc. K-8 Fac.)
500,000	5.000%, 6/1/2019	551,370
200,000	5.000%, 6/1/2021	230,530
	Colorado Educational and Cultural Fac. Auth. Charter School Rev. (Cheyenne Mountain Charter Academy)
475,000	5.125%, 6/15/2032, Ser. Aa	498,817
1,000,000	5.375%, 6/15/2038, Ser. Aa	1,052,940
	Colorado Educational and Cultural Fac. Auth. Charter School Rev. (Crown Pointe Academy of Westminster)
1,000,000	5.000%, 7/15/2039	1,036,510
	Colorado Educational and Cultural Fac. Auth. Charter School Rev. (Pinnacle Charter School, Inc. High School Proj.)
3,000,000	5.125%, 12/1/2039	3,182,730
	Colorado Health Fac. Auth. Health Fac. Rev. (Evangelical Lutheran Good Samaritan Society)
2,110,000	5.000%, 12/1/2024	2,399,365
500,000	5.625%, 6/1/2043	587,425
	Colorado Health Fac. Auth. Hospital Rev. Refg. (Valley View Hospital Association)
3,000,000	5.750%, 5/15/2036	3,243,720
	Colorado Higher Education Capital Construction Lease Purchase Financing Program C.O.P.
405,000	5.500%, 11/1/2027[a]	452,053
1,180,000	5.500%, 11/1/2027[a]	1,317,092
	Denver, CO Health and Hospital Auth. Healthcare Rev.
5,000,000	5.500%, 12/1/2030	5,572,850
2,000,000	5.250%, 12/1/2031, Ser. A	2,040,780
	E-470 Colorado Public Highway Auth. Rev.
1,000,000	5.000%, 9/1/2020, Ser. A	1,155,870
	Larimer County, CO Poudre School District R-1 G.O. Improvement (NATL-RE-IBC Insured)
775,000	7.000%, 12/15/2016[c]	781,115
	Northwest Parkway Public Highway Auth. Rev. (AMBAC Insured)
4,000,000	5.700%, 6/15/2021, Ser. Ca,c	4,026,480
	Park Creek, CO Metropolitan District Rev. Refg.
1,220,000	5.000%, 12/1/2022	1,457,473
1,000,000	5.000%, 12/1/2024	1,220,210
	Plaza Metropolitan District No. 1 Rev. Refg. (City of Lakewood)
1,000,000	5.000%, 12/1/2021	1,086,090
500,000	5.000%, 12/1/2022	546,235
	University of Colorado University Enterprise Rev.
1,250,000	5.375%, 6/1/2032, Ser. Aa	1,422,212
3,250,000	5.000%, 6/1/2033, Ser. A	3,907,540
9,790,000	5.000%, 6/1/2033	11,278,472
3,000,000	5.000%, 6/1/2034, Ser. A	3,594,690

	Total	52,642,569

District of Columbia (1.0%)
	District of Columbia Income Tax Secured Rev. Refg.
2,325,000	5.000%, 12/1/2017, Ser. A	2,484,658
5,225,000	5.000%, 12/1/2028, Ser. C	5,929,539
	District of Columbia Tobacco Settlement Financing Corporation Tobacco Settlement Rev.
1,030,000	6.250%, 5/15/2024	1,032,657
	Metropolitan Washington DC Airports Auth. Airport System Rev. Refg.
6,000,000	5.000%, 10/1/2038, Ser. A, AMT	6,801,540

	Total	16,248,394

The accompanying Notes to Financial Statements are an integral part of this schedule.

141

MUNICIPAL BOND FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (99.8%)	Value
Florida (6.4%)
	Broward County, FL Water and Sewer Utility Rev.
$3,115,000	5.250%, 10/1/2034, Ser. Aa	$3,447,651
	Broward County, FL Water and Sewer Utility Rev. Refg.
1,000,000	5.000%, 10/1/2030, Ser. A	1,243,820
1,500,000	5.000%, 10/1/2031, Ser. B	1,857,060
	Citizens Property Insurance Corporation Rev.
10,000,000	5.000%, 6/1/2022, Ser. A1	11,892,300
	CityPlace Community Development District Special Assessment and Rev.
500,000	5.000%, 5/1/2017	516,605
2,000,000	5.000%, 5/1/2026	2,336,660
	County of Broward, FL Fuel System Rev. (Fort Lauderdale Fuel Fac.) (AGM Insured)
1,155,000	5.000%, 4/1/2021, Ser. A, AMT[c]	1,344,328
605,000	5.000%, 4/1/2022, Ser. A, AMT[c]	715,727
700,000	5.000%, 4/1/2025, Ser. A, AMT[c]	820,183
	Florida State Municipal Power Agency Rev.
1,000,000	5.000%, 10/1/2030, Ser. B	1,211,730
840,000	5.000%, 10/1/2031, Ser. B	1,013,737
	Greater Orlando Aviation Auth. Airport Fac. Rev.
1,500,000	5.000%, 10/1/2039, Ser. C	1,680,210
	Gulf Breeze, FL Rev. Refg.
2,020,000	5.000%, 12/1/2033	2,296,982
	Halifax Hospital Medical Center Rev.
755,000	5.000%, 6/1/2020	863,176
	Hillsborough County, FL Community Investment Tax Refg. Rev.
4,025,000	5.000%, 11/1/2017, Ser. B	4,281,634
	Jacksonville, FL Port Auth. Rev. Refg.
2,390,000	5.000%, 11/1/2038, AMT	2,640,854
	Leon County Educational Fac. Auth. C.O.P. (Southgate Residence Hall)
1,145,000	8.500%, 9/1/2017[a]	1,264,607
	Miami-Dade County Industrial Development Auth. (Pinecrest Academy, Inc.)
1,500,000	5.250%, 9/15/2044	1,620,090
	Miami-Dade County, FL Aviation Rev. (Miami International Airport-Hub of the Americas)
7,500,000	5.500%, 10/1/2036, Ser. B	8,561,100
8,000,000	5.500%, 10/1/2041, Ser. A	9,002,160
	Miami-Dade County, FL Public Fac. Rev. (Jackson Health System)
5,000,000	5.000%, 6/1/2035, Ser. A	5,872,800
	Miami-Dade County, FL Public Fac. Rev. (Jackson Health System) (AGC Insured)
2,000,000	5.625%, 6/1/2034[c]	2,252,600
	Orange County, FL Health Fac. Auth. Hospital Rev. (Orlando Health, Inc.)
5,010,000	5.125%, 10/1/2026	5,583,345
	Orange County, FL Health Fac. Auth. Hospital Rev. (Orlando Regional Healthcare System) (NATL-RE Insured)
2,700,000	6.250%, 10/1/2018, Ser. Ac	2,954,988
	Orlando-Orange County, FL Expressway Auth. Rev.
3,600,000	5.000%, 7/1/2030, Ser. A	4,092,840
4,095,000	5.000%, 7/1/2035, Ser. C	4,618,505
	Palm Beach County Health Fac. Auth. Rev. Refg. (Lifespace Communities, Inc.)
3,000,000	5.000%, 5/15/2038, Ser. C	3,385,950
	South FL Water Management District C.O.P. Refg.
3,000,000	5.000%, 10/1/2036	3,602,820
	St. Johns County Industrial Development Auth. Rev. (Presbyterian Retirement Communities)
6,490,000	5.875%, 8/1/2040, Ser. A	7,262,959
	Tallahassee, FL Consolidated Utility Systems Rev.
4,535,000	5.000%, 10/1/2032	4,800,116

	Total	103,037,537

Georgia (1.2%)
	Atlanta, GA Airport General Rev.
1,000,000	5.000%, 1/1/2033, Ser. C, AMT	1,116,830
500,000	5.000%, 1/1/2034, Ser. C, AMT	556,195
500,000	5.000%, 1/1/2037, Ser. C, AMT	551,235
	Atlanta, GA Airport General Rev. Refg.
1,425,000	5.000%, 1/1/2033, Ser. B	1,690,848
	Atlanta, GA Water & Wastewater Rev. Refg.
2,500,000	5.000%, 11/1/2031	3,048,500
	Brunswick, GA Water and Sewer Rev. Refg. and Improvement (NATL-RE Insured)
1,285,000	6.100%, 10/1/2019[a,c]	1,406,433
	Burke County Development Auth. Pollution Control Rev. (Oglethorpe Power Corporation Vogtle)
6,000,000	5.700%, 1/1/2043, Ser. C	6,421,500
	Cherokee County, GA Water and Sewerage (NATL-RE Insured)
3,305,000	5.500%, 8/1/2018[c]	3,503,399
	Georgia Refg. Electric Auth. Rev.
610,000	5.000%, 1/1/2035, Ser. A	719,361

	Total	19,014,301

Hawaii (1.5%)
	Hawaii Airports System Rev.
3,040,000	5.250%, 7/1/2030, Ser. A	3,505,333
	Hawaii State Department of Budget and Finance Special Purpose Senior Living Rev. Refg.
1,000,000	5.125%, 11/15/2032	1,105,380
5,395,000	5.250%, 11/15/2037	5,966,115
	Hawaii State Department of Transportation Airport Division Lease Rev. C.O.P.
1,580,000	5.000%, 8/1/2028, AMT	1,830,240
	Hawaii State Harbor System Rev.
6,000,000	5.250%, 7/1/2030, Ser. A	6,845,160

The accompanying Notes to Financial Statements are an integral part of this schedule.

142

MUNICIPAL BOND FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (99.8%)	Value
Hawaii (1.5%) - continued
	Honolulu, HI Board of Water Supply Water System Rev. (NATL-RE Insured)
$5,000,000	5.000%, 7/1/2036, Ser. Aa,c	$5,038,750

	Total	24,290,978

Illinois (7.6%)
	Chicago IL G.O. Refg.
4,000,000	5.000%, 1/1/2023, Ser. C	4,146,600
	Chicago IL O’Hare International Airport Rev. Refg.
1,200,000	5.000%, 1/1/2029	1,445,004
	Chicago Metropolitan Water Reclamation District G.O. Refg.
8,700,000	5.250%, 12/1/2032, Ser. C	10,930,158
	Chicago, IL Midway International Airport Rev.
1,120,000	5.000%, 1/1/2026, Ser. A, AMT	1,329,809
	Cook County, IL School District No. 99 (Cicero) G.O. School (NATL-RE Insured)
1,815,000	8.500%, 12/1/2016[c]	1,893,154
	Illinois Finance Auth. Rev. (DePaul University)
4,075,000	6.000%, 10/1/2032, Ser. A	4,874,515
1,000,000	5.000%, 10/1/2041	1,156,510
	Illinois Finance Auth. Rev. (Rush University Medical Center)
1,000,000	5.000%, 11/15/2027, Ser. A	1,213,530
5,000,000	7.250%, 11/1/2038, Ser. Aa	5,801,100
	Illinois Finance Auth. Rev. (The Art Institute of Chicago)
3,530,000	5.000%, 3/1/2034, Ser. A	4,033,343
	Illinois Finance Auth. Rev. Refg. (Rush University Medical Center) (NATL-RE Insured)
2,020,000	5.250%, 11/1/2035, Ser. Ba,c	2,243,594
	Illinois Health Fac. Auth. Rev. Refg. (Lutheran General Health System) (AGM-CR Insured)
1,380,000	6.000%, 4/1/2018, Ser. Cc	1,467,575
	Illinois Sales Tax Rev. (Build Illinois) (NATL-RE Insured)
8,050,000	5.750%, 6/15/2018, 2nd Ser.[c]	8,851,941
	Illinois State Toll Highway Authority Rev.
4,000,000	0.420%, 7/1/2030[b]	4,000,000
	Joliet Regional Port District, IL Marine Terminal Rev. Refg. (Exxon)
4,200,000	0.260%, 10/1/2024[b]	4,200,000
	McHenry and Lake Counties G.O. School (AGM Insured)
60,000	9.000%, 12/1/2017[c]	62,658
1,475,000	9.000%, 12/1/2017[a,c]	1,595,183
	Metropolitan Pier and Exposition Auth., IL Dedicated Tax Rev. (McCormick Place Expansion) (NATL-RE Insured)
5,695,000	5.500%, 6/15/2020[c]	6,040,914
1,305,000	5.500%, 6/15/2020[a,c]	1,388,873
	Metropolitan Pier and Exposition Auth., IL Refg. (McCormick Place Expansion) (NATL-RE Insured)
17,605,000	Zero Coupon, 6/15/2020, Ser. Ac	15,719,856
3,100,000	Zero Coupon, 6/15/2024, Ser.Ac	2,353,210
2,000,000	Zero Coupon, 12/15/2024,Ser. Ac	1,485,700
	Railsplitter Tobacco Settlement Auth. Tobacco Settlement Rev.
6,340,000	5.000%, 6/1/2017	6,618,706
	Regional Transportation Auth., Cook, DuPage, Kane, Lake, McHenry and Will Counties, IL Rev. (NATL-RE Insured)
2,025,000	6.700%, 11/1/2021, Ser. Ac	2,346,469
	State of Illinois G.O.
5,000,000	5.000%, 3/1/2027	5,397,850
1,500,000	5.500%, 7/1/2033	1,654,725
1,750,000	5.500%, 7/1/2038	1,912,172
	State of Illinois G.O. Refg.
9,000,000	5.000%, 8/1/2017	9,388,800
5,335,000	5.000%, 4/1/2018, Ser. A	5,671,212
	University of Illinois Auxiliary Fac. System Rev.
2,500,000	5.750%, 4/1/2038, Ser. Aa	2,850,475

	Total	122,073,636

Indiana (2.4%)
	Indiana Bond Bank Special Program Rev. (Clark Memorial Hospital)
7,000,000	5.500%, 8/1/2029, Ser. Da	7,881,790
	Indiana Finance Auth. Hospital Rev. (Deaconess Hospital)
1,500,000	6.750%, 3/1/2039, Ser. Aa	1,746,930
	Indiana Finance Auth. Private Activity (Ohio River Bridges East End Crossing)
1,000,000	5.000%, 1/1/2019, Ser. B, AMT	1,025,860
	Indiana Health and Educational Fac. Financing Auth. Health System Rev. Refg. (Sisters of St. Francis Health Services, Inc.) (AGM Insured)
450,000	5.250%, 5/15/2041, Ser. Ea,c	490,266
	Indiana Municipal Power Agency Power Supply System Rev.
1,750,000	5.250%, 1/1/2034, Ser. A	2,061,622
4,155,000	5.000%, 1/1/2042, Ser. A	4,731,631
	Indiana Transportation Finance Auth. Highway Rev.
45,000	6.800%, 12/1/2016, Ser. A	46,459
	Indianapolis Local Public Improvement Bank Rev. (Waterworks)
5,000,000	5.750%, 1/1/2038, Ser. A	5,641,650
	Knox County, IN Economic Development Rev. Refg. (Good Samaritan Hospital Proj.)
2,850,000	5.000%, 4/1/2037, Ser. A	3,057,879
6,965,000	5.000%, 4/1/2042, Ser. A	7,457,704
	Purdue University, IN Rev. Refg.
1,500,000	5.000%, 7/1/2028, Ser. A	1,864,710
	Purdue University, IN Student Fac. System Rev.
3,320,000	0.390%, 7/1/2029, Ser. Ab	3,320,000

	Total	39,326,501

The accompanying Notes to Financial Statements are an integral part of this schedule.

143

MUNICIPAL BOND FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (99.8%)	Value
Iowa (0.5%)
	Cedar Falls Community School District, Black Hawk County School Infrastructure Sales, Services and Use Tax Rev.
$3,165,000	5.400%, 6/1/2029	$3,522,645
	Des Moines, IA Airport Auth. Rev. Refg.
1,205,000	5.000%, 6/1/2024, AMT	1,365,410
	Waterloo, IA Community School District Tax Rev. Refg. (School Infrastructure Sales, Services, and Use)
3,560,000	5.000%, 7/1/2029, Ser. A	3,916,605

	Total	8,804,660

Kansas (0.2%)
	Kansas Development Finance Auth. Rev.
3,575,000	5.000%, 5/15/2030, Ser. S	3,863,788
	Sedgwick and Shawnee Counties, KS Single Family Mortgage Rev. (GNMA Collateralized)
35,000	6.700%, 6/1/2029, Ser. A-2[c]	35,315

	Total	3,899,103

Kentucky (1.5%)
	Kentucky Economic Development Finance Auth. Hospital Rev. (Owensboro Medical Health System, Inc.)
5,880,000	6.375%, 6/1/2040, Ser. A	6,779,993
	Kentucky Public Transportation Infrastructure Auth. Subordinate Toll Rev. (Downtown Crossing)
5,000,000	5.000%, 7/1/2017, Ser. A	5,214,450
	Kentucky State Turnpike Auth. Economic Development Road Rev.
5,000,000	5.000%, 7/1/2028, Ser. A	6,027,850
	Paducah, KY Electric Plant Board Rev. (AGC Insured)
2,500,000	5.250%, 10/1/2035, Ser. Ac	2,746,150
	Pikeville, KY Hospital Rev. (Pikeville Medical Center, Inc.)
3,540,000	6.500%, 3/1/2041	4,125,233

	Total	24,893,676

Louisiana (2.9%)
	City of Alexandria, LA Utilities Rev.
5,000,000	5.000%, 5/1/2043, Ser. A	5,777,900
	City of New Orleans, LA G.O. Refg.
750,000	5.000%, 12/1/2026	923,887
850,000	5.000%, 12/1/2027	1,038,003
350,000	5.000%, 12/1/2029	417,708
	Lafayette Public Power Auth. Electric Rev.
375,000	5.000%, 11/1/2022	455,925
1,520,000	5.000%, 11/1/2031	1,786,729
	Louisiana Local Government Environmental Fac. & Community Development Auth. East Baton Rouge Sewer Rev.
4,900,000	5.000%, 2/1/2035, Ser. A	5,585,020
	Louisiana State Gas and Fuels Tax Rev.
5,000,000	5.000%, 5/1/2033, Ser. B	5,713,550
7,000,000	5.000%, 5/1/2045, Ser. B	7,890,890
	Louisiana State Public Fac. Auth. Rev. (University of New Orleans Research & Technology Foundation, Inc. Student Housing) (AGM Insured)
1,355,000	5.000%, 9/1/2030[c]	1,599,943
800,000	5.000%, 9/1/2031[c]	941,112
	Louisiana State Public Fac. Auth. Rev. (University of New Orleans Research & Technology Foundation, Inc. Student Housing) (NATL-RE Insured)
4,745,000	5.250%, 3/1/2031[a,c]	4,821,442
	Louisiana Utilities Rev. (Parish of St. Tammany)
2,000,000	5.500%, 8/1/2035, Ser. B	2,325,200
	New Orleans, LA Aviation Board Rev.
2,500,000	5.000%, 1/1/2040, Ser. B, AMT	2,814,125
	Port of New Orleans Board of Commissioners Port Fac. Refg. Rev.
1,365,000	5.000%, 4/1/2030, Ser. B, AMT	1,534,028
1,500,000	5.000%, 4/1/2031, Ser. B, AMT	1,679,265
525,000	5.000%, 4/1/2033, Ser. B, AMT	584,283
	Tobacco Settlement Financing Corporation Rev.
1,180,000	5.000%, 5/15/2024, Ser. A	1,182,384

	Total	47,071,394

Maryland (0.1%)
	Maryland Health & Higher Educational Fac. Auth. Rev. (Loyola University)
1,000,000	5.000%, 10/1/2045	1,155,100

	Total	1,155,100

Massachusetts (4.0%)
	Massachusetts Bay Transportation Auth. Sales Tax Rev. (NATL-RE Insured)
5,000,000	5.500%, 7/1/2025, Ser. Bc	6,647,300
	Massachusetts Development Finance Agency Rev. (Northeastern University)
750,000	5.000%, 10/1/2031	882,982
	Massachusetts Development Finance Agency Rev. (Wellesley College)
3,000,000	5.000%, 7/1/2042, Ser. J	3,504,870
	Massachusetts Health and Educational Fac. Auth. Rev. (Massachusetts Institute of Technology)
15,295,000	5.250%, 7/1/2033, Ser. L	21,505,535
	Massachusetts Health and Educational Fac. Auth. Rev. (Tufts University)
5,400,000	5.500%, 2/15/2028, Ser. M	7,171,092
	Massachusetts Port Auth. Rev.
8,300,000	5.000%, 7/1/2042, Ser. A, AMT	9,348,207

The accompanying Notes to Financial Statements are an integral part of this schedule.

144

MUNICIPAL BOND FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (99.8%)	Value
Massachusetts (4.0%) - continued
	Massachusetts School Building Auth. Sales Tax Refg.
$6,900,000	5.000%, 8/15/2029, Ser. B	$8,366,733
	Massachusetts Water Pollution Abatement Trust Pool Program Refg.
5,000,000	5.000%, 8/1/2024	6,392,250

	Total	63,818,969

Michigan (2.0%)
	East Lansing Building Auth., Ingham and Clinton Counties, MI Building Auth. Rev. (G.O. Limited Tax)
1,645,000	5.700%, 4/1/2020	1,809,599
	Flint Hospital Building Auth. Rev. Refg. (Hurley Medical Center)
3,000,000	5.000%, 7/1/2019, Ser. B	3,121,950
	Grand Valley, MI State University General Rev.
1,045,000	5.750%, 12/1/2034[a]	1,076,632
	Grand Valley, MI State University General Rev. Refg.
650,000	5.000%, 12/1/2029, Ser. B	780,637
	Grand Valley, MI State University Rev.
1,850,000	5.000%, 12/1/2031, Ser. A	2,207,309
	Kalamazoo Hospital Finance Auth. Hospital Rev. (Bronson Methodist Hospital) (AGM Insured)
4,000,000	5.250%, 5/15/2036[c]	4,474,520
	Kalamazoo Hospital Finance Auth. Hospital Rev. Refg. (Bronson Methodist Hospital) (AGM Insured)
3,250,000	5.000%, 5/15/2026, Ser. Ac	3,498,885
	Kent County, MI G.O.
2,775,000	5.000%, 1/1/2024, AMT	3,234,013
	Michigan State Finance Auth. Rev. (Beaumont Health Credit Group)
6,000,000	5.000%, 11/1/2044	6,911,040
	Rochester Community School District, Oakland and Macomb Counties, MI School Building and Site G.O. (NATL-RE Q-SBLF Insured)
4,560,000	5.000%, 5/1/2019[c]	4,974,139

	Total	32,088,724

Minnesota (2.8%)
	Baytown Township, MN Lease Rev. (St.Croix Preparatory Academy)
1,000,000	7.000%, 8/1/2038, Ser. A	1,026,210
	Goodhue County, MN Education District No. 6051 C.O.P.
250,000	5.000%, 2/1/2029	293,548
500,000	5.000%, 2/1/2034	575,810
750,000	5.000%, 2/1/2039	848,632
	Minnesota Higher Education Fac. Auth. Rev. (College of St. Scholastica, Inc.)
1,575,000	5.250%, 12/1/2035, Ser. H	1,696,905
1,800,000	6.300%, 12/1/2040, Ser. 7J	2,019,528
	Minnesota State Municipal Power Agency Electric Rev.
200,000	5.000%, 10/1/2029	240,958
150,000	5.000%, 10/1/2030	179,862
200,000	5.000%, 10/1/2032	238,092
175,000	5.000%, 10/1/2033	207,599
	North Oaks, MN Senior Housing Rev. (Presbyterian Homes of North Oaks, Inc.)
2,000,000	6.125%, 10/1/2039	2,072,540
	Northern Municipal Power Agency, MN Electric System Rev. (AMBAC Insured)
2,000,000	5.000%, 1/1/2026, Ser. Aa,c	2,142,000
	Rochester, MN Health Care Fac. Rev. (Olmsted Medical Center)
1,000,000	5.875%, 7/1/2030	1,159,780
	Shakopee Independent School District No. 720 G.O. School Building Crossover Refg.
1,425,000	5.000%, 2/1/2018	1,531,362
	St Paul, MN Housing and Redevelopment Auth. Health Care Fac. Rev. (HealthPartners Obligated Group)
5,945,000	5.000%, 7/1/2032, Ser. A	7,043,814
	St. Cloud, MN Health Care Refg. Rev. (CentraCare Health System)
1,000,000	5.000%, 5/1/2046, Ser. Ad	1,173,110
	St. Cloud, MN Health Care Rev. (CentraCare Health System)
2,040,000	5.125%, 5/1/2030, Ser. A	2,307,750
	St. Louis Park, MN Health Care Fac. Rev. Refg. (Park Nicollet Health Services)
1,000,000	5.750%, 7/1/2030, Ser. Ca	1,107,290
5,745,000	5.750%, 7/1/2039[a]	6,618,298
	St. Paul, MN Housing and Redevelopment Auth. Educational Fac. Rev. Refg. (Saint Paul Academy and Summit School)
4,000,000	5.000%, 10/1/2024	4,215,400
	St. Paul, MN Housing and Redevelopment Auth. Health Care Fac. Rev. (HealthPartners)
230,000	5.250%, 5/15/2019[a]	235,897
1,500,000	5.250%, 5/15/2036[a]	1,538,460
	University of Minnesota Rev. (State Supported Biomedical Science Research Fac. Funding)
1,655,000	5.000%, 8/1/2030, Ser. B	1,916,242
	Western Minnesota Municipal Power Agency Rev.
1,000,000	5.000%, 1/1/2033, Ser. A	1,192,760
1,000,000	5.000%, 1/1/2034, Ser. A	1,188,880
300,000	5.000%, 1/1/2035, Ser. A	355,041
1,000,000	5.000%, 1/1/2040, Ser. A	1,168,190
	Winona, MN Health Care Fac. Rev.
500,000	5.000%, 7/1/2034	542,565

	Total	44,836,523

Mississippi (0.3%)
	D’Iberville Tax Increment Refg. (Gulf Coast Promenade)
1,750,000	5.000%, 4/1/2033	1,918,665

The accompanying Notes to Financial Statements are an integral part of this schedule.

145

MUNICIPAL BOND FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (99.8%)	Value
Mississippi (0.3%) - continued
	Mississippi Development Bank S.O. (Desoto County Highway Construction Proj.)
$3,180,000	5.000%, 1/1/2030	$3,721,045

	Total	5,639,710

Missouri (0.8%)
	Jackson County, MO Special Obligation Rev. (Harry S. Truman Sports Complex) (AMBAC Insured)
7,500,000	5.000%, 12/1/2027[a,c]	7,693,650
	Missouri State Environmental Improvement and Energy Resources Auth. Water Pollution Rev.
175,000	5.250%, 1/1/2018	175,732
	Missouri State Health and Educational Fac. Auth. Health Fac. Rev. (Lake Regional Health System)
810,000	5.000%, 2/15/2019	887,112
925,000	5.000%, 2/15/2022	1,056,498
1,680,000	5.000%, 2/15/2034	1,845,228
	St. Louis, MO Airport Rev. Refg. (Lambert-St. Louis International Airport)
900,000	5.000%, 7/1/2016, AMT	906,273
1,000,000	5.000%, 7/1/2032, AMT	1,090,690

	Total	13,655,183

Montana (0.2%)
	Montana Fac. Finance Auth. Rev. (Providence Health & Services)
2,830,000	5.000%, 10/1/2024	2,884,676

	Total	2,884,676

Nebraska (1.5%)
	Douglas County, NE Hospital Auth. No. 3 Health Fac. Refg. Rev. (Nebraska Methodist Health System)
2,000,000	5.750%, 11/1/2048[a]	2,244,720
	Lincoln, NE Lincoln Electric System Rev. Refg.
2,500,000	5.000%, 9/1/2037	2,960,700
	Nebraska Public Power District Rev.
1,325,000	5.000%, 1/1/2033, Ser. A	1,546,394
	Omaha, NE Public Power District Rev.
8,150,000	5.000%, 2/1/2045, Ser. A	9,641,042
	Omaha, NE Sanitary Sewerage System Rev.
1,340,000	5.000%, 11/15/2034	1,619,189
	University of Nebraska Lincoln Student Fees and Fac. Rev.
1,000,000	5.000%, 7/1/2037	1,156,020
	University of Nebraska Lincoln Student Fees and Fac. Rev. Refg.
3,050,000	5.000%, 7/1/2038	3,557,520
	University of Nebraska Student Housing Rev.
1,680,000	5.000%, 5/15/2040, Ser. B	1,908,094

	Total	24,633,679

New Hampshire (0.2%)
	New Hampshire State Turnpike System Rev. Refg.
1,000,000	5.000%, 2/1/2017, Ser. B	1,033,130
2,000,000	5.000%, 10/1/2019	2,271,000

	Total	3,304,130

New Jersey (1.0%)
	New Jersey Educational Fac. Auth. Rev. Refg. (Kean University)
1,000,000	5.500%, 9/1/2036, Ser. A	1,126,280
	New Jersey G.O. (AMBAC Insured)
1,000,000	5.250%, 7/15/2018, Ser. Lc	1,086,860
	New Jersey Transportation Trust Fund Auth. Rev.
1,000,000	5.250%, 6/15/2033, Ser. AA	1,103,610
1,600,000	5.250%, 6/15/2034, Ser. AA	1,760,608
	New Jersey Transportation Trust Fund Auth. Transportation System Rev.
1,500,000	5.000%, 6/15/2026, Ser. A	1,629,870
	New Jersey Transportation Trust Fund Auth. Transportation System Rev. (AGM Insured)
5,000,000	5.500%, 12/15/2016, Ser. Ac	5,147,700
	Ocean County, NJ Utilities Auth. Waste Water Rev. (NATL-RE Insured)
3,180,000	5.250%, 1/1/2025[c]	4,095,490

	Total	15,950,418

New York (6.8%)
	City of New York G.O.
40,000	5.250%, 8/1/2017, Ser. B	40,167
1,920,000	5.000%, 8/1/2032, Ser. A	2,317,325
	Metropolitan Transportation Auth. State Service Contract Refg.
5,000,000	5.500%, 7/1/2017, Ser. A	5,289,350
	New York City Municipal Water Finance Auth. Water and Sewer System Rev.
11,155,000	5.750%, 6/15/2040, Ser. A	12,323,263
3,250,000	5.375%, 6/15/2043, Ser. EE	3,815,175
	New York City Transitional Finance Auth. Future Tax Secured Rev.
12,505,000	5.000%, 11/1/2021	15,046,266
15,000,000	5.000%, 11/1/2033, Ser. D-1	17,712,000
	New York City Trust for Cultural Resources Refg. Rev. (The Museum of Modern Art)
2,030,000	5.000%, 4/1/2017, Ser. A	2,112,114
	New York State Dormitory Auth. State Personal Income Tax Rev.
15,000	5.000%, 2/15/2029, Ser. Aa	16,748
5,110,000	5.000%, 2/15/2029, Ser. A	5,660,603
5,000,000	5.000%, 3/15/2039, Ser. C	5,880,850
	New York State Dormitory Auth. State University Educational Fac. Rev.
5,000,000	5.875%, 5/15/2017, Ser. A	5,130,800
	New York State Liberty Development Corporation Liberty Rev.
10,000,000	5.250%, 12/15/2043	11,879,700
	New York State Urban Development Corporation State Personal Income Tax Rev. (State Fac. and Equipment)
3,870,000	5.000%, 3/15/2036, Ser. B-1	4,290,514

The accompanying Notes to Financial Statements are an integral part of this schedule.

146

MUNICIPAL BOND FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (99.8%)	Value
New York (6.8%) - continued
	Port Auth. of New York & New Jersey Rev.
$1,125,000	5.000%, 12/1/2024, AMT	$1,366,875
2,500,000	5.000%, 9/1/2035	2,994,775
2,500,000	5.000%, 9/1/2036	2,980,175
5,000,000	5.000%, 9/1/2039	5,902,450
	Triborough NY Bridge & Tunnel Auth. Rev.
2,550,000	5.000%, 11/15/2037, Ser. 2008B	3,071,475
1,000,000	5.250%, 11/15/2045, Ser. A	1,211,450

	Total	109,042,075

North Carolina (2.0%)
	North Carolina Capital Fac. Finance Agency Rev. Refg. (Johnson and Wales University)
1,000,000	5.000%, 4/1/2032	1,159,360
1,000,000	5.000%, 4/1/2033	1,155,240
	North Carolina Eastern Municipal Power Agency Power System Rev.
7,190,000	5.250%, 1/1/2020, Ser. Aa	7,732,845
2,580,000	5.000%, 1/1/2021, Ser. Aa	3,039,550
2,000,000	5.000%, 1/1/2026, Ser. Ba	2,222,180
1,475,000	6.000%, 1/1/2026, Ser. Aa	1,871,347
	North Carolina Eastern Municipal Power Agency Power System Rev. Refg.
2,500,000	5.000%, 1/1/2017, Ser. Da	2,574,175
	North Carolina Municipal Power Agency No. 1 Catawba Electric Rev. Refg.
925,000	5.000%, 1/1/2025, Ser. A	1,020,497
2,275,000	5.000%, 1/1/2025, Ser. Aa	2,527,730
360,000	5.000%, 1/1/2030, Ser. A	395,665
890,000	5.000%, 1/1/2030, Ser. Aa	988,122
	Raleigh Durham, NC Airport Auth. Rev.
4,895,000	5.000%, 5/1/2036, Ser. A	5,534,238
	University of North Carolina at Wilmington, Rev. (Student Housing)
1,745,000	5.000%, 6/1/2022	2,080,930

	Total	32,301,879

North Dakota (0.4%)
	North Dakota Public Finance Auth. Rev. (State Revolving Fund)
1,495,000	5.000%, 10/1/2031, Ser. A	1,737,295
	Ward County, ND Health Care Fac. Refg. Rev. (Trinity)
2,045,000	6.250%, 7/1/2021, Ser. B	2,054,243
	Ward County, ND Health Care Fac. Rev. (Trinity)
2,895,000	5.125%, 7/1/2025	2,913,239

	Total	6,704,777

Ohio (5.8%)
	AMP Fremont Energy Center Rev.
3,000,000	5.000%, 2/15/2037, Ser. B	3,440,490
	Buckeye Tobacco Settlement Financing Auth. Rev.
16,920,000	5.125%, 6/1/2024, Ser. A-2	16,307,327
	City of Toledo, OH Water System Rev. Improvements and Refg.
2,500,000	5.000%, 11/15/2038	2,913,650
	County of Fairfield, OH Hospital Rev. Refg. and Improvement (Fairfield Medical Center)
3,470,000	5.250%, 6/15/2043	3,889,488
	Cuyahoga County, OH G.O. Capital Improvement and Refg.
2,540,000	5.000%, 12/1/2021, Ser. A	2,984,678
	Cuyahoga County, OH Sales Tax Rev.
1,000,000	5.000%, 12/1/2035	1,203,280
	Kent State University General Receipts Rev.
350,000	5.000%, 5/1/2017, Ser. A	365,211
1,000,000	5.000%, 5/1/2021	1,183,200
2,000,000	5.000%, 5/1/2029	2,483,580
1,500,000	5.000%, 5/1/2037, Ser. A	1,709,715
	Lucas County, OH Health Care System Refg. Rev. (Sunset Retirement Communities)
1,360,000	5.125%, 8/15/2025	1,512,170
1,750,000	5.500%, 8/15/2030	1,934,643
	Miami University OH Rev.
1,600,000	5.000%, 9/1/2036	1,853,296
	Ohio Higher Educational Fac. Commission Rev. (Dayton University)
2,565,000	5.000%, 12/1/2035, Ser. A	2,994,817
	Ohio Higher Educational Fac. Commission Rev. (Kenyon College)
4,740,000	5.250%, 7/1/2044	5,389,285
	Ohio Hospital Rev. (Cleveland Clinic Health System Obligated Group)
5,000,000	5.000%, 1/1/2034	5,809,150
	Ohio State Higher Educational Fac. Commission Rev. (Case Western Reserve University)
1,655,000	6.500%, 10/1/2020, Ser. B	1,847,311
2,745,000	5.000%, 12/1/2028	3,330,508
	Ohio State Turnpike Commission Rev.
8,000,000	0.000%, 2/15/2034[e]	7,648,240
	Ohio State Turnpike Commission Rev. Refg. (NATL-RE Insured)
2,000,000	5.500%, 2/15/2024, Ser. Ac	2,497,480
10,000,000	5.500%, 2/15/2026, Ser. Ac	12,985,000
	Ohio State University Refg. Rev.
7,800,000	0.390%, 6/1/2035, Ser. Eb	7,800,000
	Port of Greater Cincinnati Development Auth. Economic Development Rev. (Sisters of Mercy of the Americas, Regional Community of Cincinnati)
1,750,000	5.000%, 10/1/2025	1,778,998

	Total	93,861,517

Oklahoma (0.9%)
	Grand River, OK Dam Authority Rev.
7,815,000	5.000%, 6/1/2039, Ser. A	9,051,567
	Oklahoma Agricultural and Mechanical Colleges General Rev.
3,000,000	5.000%, 8/1/2038, Ser. C	3,544,920

The accompanying Notes to Financial Statements are an integral part of this schedule.

147

MUNICIPAL BOND FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (99.8%)	Value
Oklahoma (0.9%) - continued
	Oklahoma Municipal Power Auth. Power Supply System Rev.
$1,620,000	6.000%, 1/1/2038, Ser. Aa	$1,761,329
	Oklahoma State Turnpike Auth.
500,000	5.000%, 1/1/2028, Ser. A	583,095

	Total	14,940,911

Oregon (0.3%)
	Clackamas County, OR Hospital Fac. Auth. Rev. (Legacy Health Systems)
300,000	5.500%, 7/15/2035, Ser. A	333,381
	Port of Portland, OR Rev. Refg. (Portland International Airport)
1,025,000	5.000%, 7/1/2035, Ser. 23	1,221,800
	Salem-Keizer School District No. 24J, Marion and Polk Counties, OR G.O.
5,000,000	Zero Coupon, 6/15/2028, Ser. B	3,731,600

	Total	5,286,781

Pennsylvania (3.8%)
	Allegheny County Hospital Development Auth. Rev. (University of Pittsburgh Medical Center)
3,000,000	5.000%, 6/15/2018, Ser. B	3,264,840
2,100,000	5.625%, 8/15/2039	2,367,981
	Beaver County Industrial Development Auth. Pollution Control Rev. Refg. (FirstEnergy Generation)
3,000,000	2.700%, 4/1/2035, Ser. Ab	3,019,050
5,000,000	2.500%, 12/1/2041, Ser. Bb	5,044,550
	Cornwall-Lebanon School District, Lebanon County, PA G.O. Notes (AGM Insured)
1,520,000	Zero Coupon, 3/15/2017[c]	1,507,505
	Cumberland County, PA Municipal Auth. Rev. (Diakon Lutheran Social Ministries)
2,750,000	5.000%, 1/1/2027[a]	2,828,375
1,860,000	6.125%, 1/1/2029[a]	2,114,411
205,000	6.125%, 1/1/2029	230,199
2,455,000	5.000%, 1/1/2036[a]	2,524,967
	Lycoming County, PA Auth. Health System Rev. (Susquehanna Health System)
7,075,000	5.750%, 7/1/2039, Ser. A	7,932,702
	Pennsylvania Economic Development Financing Auth. Unemployment Compensation Rev.
3,000,000	5.000%, 7/1/2020, Ser. B	3,395,880
	Pennsylvania State Turnpike Commission Turnpike Rev.
3,000,000	5.000%, 12/1/2040, Ser. B	3,493,980
	Pennsylvania Turnpike Commission Turnpike Rev. (AGC Insured)
10,070,000	6.250%, 6/1/2038, Ser. Ca,c	11,219,390
	Pennsylvania Turnpike Commission Turnpike Rev. (AGM Insured)
9,860,000	Zero Coupon, 6/1/2033, Ser. Cc,e	12,616,955

	Total	61,560,785

South Carolina (2.3%)
	Beaufort-Jasper Water & Sewer Auth. Rev. Refg.
330,000	5.000%, 3/1/2024, Ser. Bd	396,419
425,000	5.000%, 3/1/2025, Ser. Bd	516,337
	Charleston County, SC Airport System Rev.
6,215,000	5.500%, 7/1/2031, Ser. A, AMT	7,333,700
	County of Charleston, SC G.O. Transportation Sales Tax Refg.
10,005,000	5.000%, 11/1/2021	12,107,551
	Greenwood County, SC Hospital Fac. Refg. Rev. (Self Regional Healthcare)
1,120,000	5.000%, 10/1/2024, Ser. B	1,306,077
2,890,000	5.000%, 10/1/2031, Ser. B	3,256,538
	Greenwood County, SC Hospital Fac. Rev. (Self Regional Healthcare)
2,250,000	5.375%, 10/1/2039	2,499,930
	Piedmont, SC Municipal Power Agency Electric Rev. (NATL-RE Insured)
4,000,000	6.250%, 1/1/2021[c]	4,892,120
	South Carolina State Public Service Auth.
305,000	5.500%, 1/1/2038, Ser. Aa	343,168
3,550,000	5.500%, 1/1/2038, Ser. Aa	3,994,247

	Total	36,646,087

South Dakota (0.3%)
	South Dakota Board Of Regents Housing & Auxiliary Fac. System Rev.
1,000,000	5.000%, 4/1/2033, Ser. B	1,185,450
	South Dakota Health and Educational Fac. Auth. Rev. (Regional Health)
1,000,000	5.000%, 9/1/2023	1,151,620
820,000	5.000%, 9/1/2025	935,038
	South Dakota Health and Educational Fac. Auth. Rev. (Sanford Health)
1,250,000	5.500%, 11/1/2040	1,400,112

	Total	4,672,220

Tennessee (0.6%)
	Jackson-Madison County General Hospital, Inc.
555,000	5.625%, 4/1/2038	598,212
1,505,000	5.625%, 4/1/2038[a]	1,644,754
2,520,000	5.750%, 4/1/2041[a]	2,760,005
930,000	5.750%, 4/1/2041	1,004,047
	Tennessee State School Bond Auth. Rev. (2nd Program)
500,000	5.000%, 11/1/2031	617,665
450,000	5.000%, 11/1/2032	553,527
1,275,000	5.000%, 11/1/2034	1,556,086
250,000	5.000%, 11/1/2036	301,663

	Total	9,035,959

Texas (11.7%)
	Amarillo Health Fac. Corporation Hospital Rev. (Baptist St. Anthony’s Hospital Corporation) (AGM Insured)
2,000,000	5.500%, 1/1/2017[a,c]	2,065,620

The accompanying Notes to Financial Statements are an integral part of this schedule.

148

MUNICIPAL BOND FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (99.8%)	Value
Texas (11.7%) - continued
	Clifton, TX Higher Education Finance Corporation Education Rev. (IDEA Public Schools)
$1,000,000	5.000%, 8/15/2042	$1,082,270
2,000,000	6.000%, 8/15/2043	2,391,820
	Clifton, TX Higher Education Finance Corporation Education Rev. (IDEA Public Schools) (PSF-GTD Insured)
4,605,000	5.000%, 8/15/2039[c]	5,443,478
	Clifton, TX Higher Education Finance Corporation Education Rev. (Uplift Education)
4,000,000	6.250%, 12/1/2045, Ser. A	4,582,840
	Dallas and Fort Worth, TX International Airport Rev. Refg.
4,000,000	5.250%, 11/1/2033, Ser. F	4,772,680
	Dallas Independent School District, Dallas County, TX Unlimited Tax School Building G.O. (PSF-GTD Insured)
10,000,000	6.375%, 2/15/2034[a,c]	11,008,200
	Gulf Coast Waste Disposal Auth., TX Pollution Control Rev. Refg. (Exxon)
6,900,000	0.260%, 10/1/2024[b]	6,900,000
	Harris County Health Fac. Development Corporation Hospital Rev. Refg. (Memorial Hermann Healthcare System)
2,015,000	7.250%, 12/1/2035, Ser. Ba	2,347,697
	Harris County Industrial Development Corporation Pollution Control Rev. (Exxon)
4,700,000	0.260%, 3/1/2024[b]	4,700,000
3,300,000	0.260%, 3/1/2024[b]	3,300,000
	Harris County, TX G.O. and Rev. Refg. (NATL-RE Insured)
7,000,000	Zero Coupon, 8/15/2024[c]	6,048,910
	Harris County, TX Toll Road Rev. Refg.
6,500,000	5.250%, 8/15/2047, Ser. B	7,066,475
	Houston, TX Water and Sewer System Rev. Refg. (AGM Insured)
10,000,000	5.750%, 12/1/2032, Ser. Aa,c	14,840,700
	Lewisville Independent School District, Denton County, TX G.O. Unlimited Tax School Building and Refg. (PSF-GTD Insured)
5,315,000	Zero Coupon, 8/15/2019[c]	5,141,997
	New Hope Cultural Education Facilities Corporation, TX Student Housing Rev. (Collegiate Housing College Station I LLC - Texas A&M University)
1,000,000	5.000%, 4/1/2029, Ser. A	1,133,060
	North East Independent School District, Bexar County, TX G.O. Unlimited Tax Refg. (PSF-GTD Insured)
5,000,000	5.250%, 2/1/2028[c]	6,593,150
2,000,000	5.250%, 2/1/2029[c]	2,650,900
	North Texas Education Finance Corporation Education Rev. (Uplift Education)
4,500,000	5.125%, 12/1/2042, Ser. A	4,783,545
	North Texas Tollway Auth. System Rev. (Special Proj.)
15,000,000	5.000%, 9/1/2030, Ser. D	17,565,900
	North Texas Tollway Auth. System Rev. Refg.
545,000	5.625%, 1/1/2033, Ser. A	583,477
455,000	5.625%, 1/1/2033, Ser. Aa	491,468
5,000,000	5.000%, 1/1/2042, Ser. B	5,617,650
	North Texas Tollway Auth. System Rev. Refg. (AGC Insured)
5,000,000	Zero Coupon, 1/1/2028, Ser. Da,c	3,463,650
	Northside Independent School District School Building G.O. (PSF-GTD Insured)
4,710,000	1.350%, 6/1/2033[b,c]	4,741,039
	Northwest Independent School District G.O. (Denton, Tarrant and Wise Counties, TX) (PSF-GTD Insured)
5,705,000	5.000%, 2/15/2038[c]	6,753,522
	Pharr, TX Higher Education Finance Auth. Education Rev. (Idea Public Schools)
2,500,000	6.250%, 8/15/2029, Ser. A	2,773,675
2,000,000	6.500%, 8/15/2039, Ser. A	2,236,580
	San Juan Higher Education Finance Auth. Education Rev. (IDEA Public Schools)
2,000,000	6.700%, 8/15/2040, Ser. A	2,319,580
	San Leanna Education Fac. Corporation Higher Education Rev. (Saint Edward’s University)
1,160,000	5.125%, 6/1/2024	1,198,222
1,000,000	5.125%, 6/1/2027	1,028,890
	Socorro, TX Independent School District G.O. Refg. (PSF-GTD Insured)
2,000,000	5.000%, 8/15/2034[c]	2,293,340
	Southeast Texas Housing Finance Corporation Single Family Mortgage Rev. (NATL-RE Insured)
11,615,000	Zero Coupon, 9/1/2017[a,c]	11,483,286
	Southwest Higher Education Auth., Inc., Higher Education Rev. (Southern Methodist University)
1,700,000	5.000%, 10/1/2041	1,937,796
	State of Texas G.O. Refg.
13,940,000	5.000%, 10/1/2044, Ser. A	16,548,453
	Tarrant County Cultural Education Fac. Finance Corporation Hospital Rev. (Hendrick Medical Center)
2,600,000	5.000%, 9/1/2030	3,028,974
	Tarrant County Cultural Education Fac. Finance Corporation Hospital Rev. (Hendrick Medical Center) (AGC Insured)
1,250,000	5.250%, 9/1/2026, Ser. Bc	1,398,312
2,000,000	5.250%, 9/1/2027, Ser. Bc	2,232,460
1,000,000	5.250%, 9/1/2028, Ser. Bc	1,115,760
	Tarrant County Cultural Education Fac. Finance Corporation Refg. Rev. (Texas Health Resources System)
2,000,000	5.000%, 2/15/2023, Ser. A	2,068,900

The accompanying Notes to Financial Statements are an integral part of this schedule.

149

MUNICIPAL BOND FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (99.8%)	Value
Texas (11.7%) - continued
	Texas College Student Loan G.O.
$1,900,000	5.000%, 8/1/2017, AMT	$2,000,852

	Total	189,735,128

Utah (1.0%)
	Riverton, UT Hospital Rev.
3,010,000	5.000%, 8/15/2041	3,291,375
	Utah Associated Municipal Power Systems Rev. Refg. (Central-St. George Transmission)
6,000,000	5.250%, 12/1/2027[a]	6,919,260
	Utah County, UT Hospital Rev. (IHC Health Services, Inc.)
3,175,000	5.000%, 5/15/2043	3,611,880
1,610,000	5.000%, 5/15/2045, Ser. A	1,861,015
	Utah State Charter School Finance Auth. Charter School Rev. (North Davis Preparatory)
1,000,000	6.250%, 7/15/2030	1,097,300

	Total	16,780,830

Vermont (0.1%)
	Vermont Educational & Health Buildings Financing Agency Rev. Refg. (University of Vermont Medical Center)
1,000,000	5.000%, 12/1/2035, Ser. A	1,183,480
1,000,000	5.000%, 12/1/2036, Ser. A	1,178,690

	Total	2,362,170

Virginia (2.0%)
	Fairfax County, VA Industrial Development Auth. Health Care Rev. (Inova Health System)
1,000,000	5.000%, 5/15/2025, Ser. C	1,116,900
2,025,000	5.000%, 5/15/2044, Ser. A	2,332,841
	Fairfax County, VA Industrial Development Auth. Health Care Rev. Refg. (Inova Health System)
2,510,000	5.250%, 8/15/2019	2,692,628
	Virginia Commonwealth Transportation Board Rev.
10,000,000	5.000%, 5/15/2034	11,677,200
	Virginia Port Auth. Port Fac. Rev.
2,000,000	5.000%, 7/1/2040	2,220,320
	Virginia Small Business Financing Auth. Rev. (Elizabeth River Crossings Opco, LLC)
10,365,000	6.000%, 1/1/2037, AMT	12,269,361

	Total	32,309,250

Washington (4.0%)
	Franklin County, WA Pasco School District No. 1 U.T.G.O. (NATL-RE Insured)
6,000,000	5.250%, 12/1/2022[a,c]	6,025,680
	FYI Properties Lease Rev. (State of Washington DIS)
2,555,000	5.500%, 6/1/2034	2,871,207
	Pierce County School District No. 10, Tacoma, WA G.O. Refg.
2,170,000	5.000%, 12/1/2039	2,593,172
	Port of Seattle Special Fac. Rev. Refg. (Seatac Fuel Fac., LLC)
670,000	5.000%, 6/1/2019, AMT	745,562
1,000,000	5.000%, 6/1/2020, AMT	1,143,210
	Snohomish County, WA Edmonds School District No. 15 U.T.G.O.
1,000,000	5.000%, 12/1/2033	1,201,500
	State of Washington Various Purpose G.O.
5,390,000	5.000%, 8/1/2021, Ser. A	6,446,763
12,095,000	5.000%, 8/1/2030, Ser. A	14,734,613
	Washington G.O. (AGM Insured)
5,000,000	5.000%, 7/1/2021, Ser. 2007Aa,c	5,038,900
	Washington Health Care Fac. Auth. Rev. (Kadlec Regional Medical Center)
2,625,000	5.250%, 12/1/2030[a]	3,117,844
	Washington Health Care Fac. Auth. Rev. (Providence Health & Services)
5,000,000	5.250%, 10/1/2032, Ser. A	5,638,200
	Washington Health Care Fac. Auth. Rev. (Seattle Cancer Care Alliance)
5,010,000	7.375%, 3/1/2038[a]	5,892,912
	Washington Higher Education Fac. Auth. Refg. Rev. (Gonzaga University)
5,325,000	5.000%, 4/1/2029, Ser. B	5,830,662
	Washington Higher Education Fac. Auth. Rev. Refg. (Whitworth University)
1,290,000	5.875%, 10/1/2034	1,444,413
1,000,000	5.625%, 10/1/2040	1,111,510

	Total	63,836,148

Wisconsin (1.8%)
	Kaukauna, WI Electric System Rev. (AGM Insured)
3,000,000	5.000%, 12/15/2035, Ser. Ac	3,479,220
	Monroe, WI Redevelopment Auth. Rev. (Monroe Clinic, Inc.)
3,520,000	5.875%, 2/15/2039	3,855,562
	Wisconsin Health & Educational Fac. Auth. Rev. (Ascension Health Credit Group)
9,275,000	5.000%, 11/15/2039, Ser. Ad	11,036,786
	Wisconsin Health & Educational Fac. Auth. Rev. (Marquette University)
1,125,000	5.000%, 10/1/2033, Ser. B-1[a]	1,290,341
	Wisconsin Health & Educational Fac. Auth. Rev. (Thedacare, Inc.)
5,335,000	5.500%, 12/15/2038, Ser. A	5,908,139
1,195,000	5.000%, 12/15/2039	1,364,714
2,500,000	5.000%, 12/15/2044	2,836,825

	Total	29,771,587

Wyoming (0.5%)
	Wyoming Municipal Power Agency Power Supply System Rev.
3,270,000	5.375%, 1/1/2042, Ser. A	3,488,534

The accompanying Notes to Financial Statements are an integral part of this schedule.

150

MUNICIPAL BOND FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (99.8%)	Value
Wyoming (0.5%) - continued
	Wyoming State Farm Loan Board Capital Fac. Refg. Rev.
$3,760,000	5.750%, 10/1/2020	$4,064,861

	Total	7,553,395

	Total Long-Term Fixed Income (cost $1,468,484,426)	1,611,715,397

	Total Investments (cost $1,468,484,426) 99.8%	$1,611,715,397

	Other Assets and Liabilities, Net 0.2%	3,293,809

	Total Net Assets 100.0%	$1,615,009,206

a

Denotes securities that have been pre-refunded or escrowed to maturity. Under such an arrangement, money is deposited into an irrevocable escrow account and is used to purchase U.S. Treasury securities or government agency securities with maturing principal and interest earnings sufficient to pay all debt service requirements of the pre-refunded bonds.

b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of April 29, 2016.
c

To reduce certain risks associated with securities issued by municipalities, which may include but are not limited to economic development in a specific industry or municipality, the principal and/or interest payments are guaranteed by the bond insurance company or government agency identified.

d	Denotes investments purchased on a when-issued or delayed delivery basis.
e	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of April 29, 2016.

Definitions:

AGC	-	Assured Guaranty, Ltd
AGM	-	Assured Guaranty Municipal Corporation
AMBAC	-	American Municipal Bond Insurance Company
AMT	-	Subject to Alternative Minimum Tax
Auth.	-	Authority
BAM	-	Build America Mutual
C.O.P.	-	Certificate of Participation
CR	-	Custodian Receipts
Fac.	-	Facility/Facilities
FGIC	-	Federal Guaranty Insurance Company
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
G.O.	-	General Obligation
IBC	-	Insured Bond Certificate
NATL-RE	-	National Public Finance Guarantee Corporation
Proj.	-	Project
PSF-GTD	-	Permanent School Fund Guarantee Program
Q-SBLF	-	Qualified School Bond Loan Fund
Refg.	-	Refunding
Rev.	-	Revenue
Ser.	-	Series
U.T.G.O.	-	Unlimited Tax General Obligation

The accompanying Notes to Financial Statements are an integral part of this schedule.

151

LIMITED MATURITY BOND FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Bank Loans (2.6%)[a]	Value
Basic Materials (0.1%)
	Fortescue Metals Group, Ltd., Term Loan
$397,015	4.250%, 6/30/2019	$373,579

	Total	373,579

Capital Goods (0.3%)
	Accudyne Industries, LLC, Term Loan
503,425	4.000%, 12/13/2019	452,141
	ADS Waste Holdings, Inc., Term Loan
876,582	3.750%, 10/9/2019	873,295
	Berry Plastics Group, Inc., Term Loan
688,700	3.500%, 2/8/2020	688,039

	Total	2,013,475

Communications Services (0.6%)
	Grande Communications Networks, LLC, Term Loan
690,494	4.500%, 5/29/2020	677,837
	Integra Telecom Holdings, Inc., Term Loan
883,368	5.250%, 8/14/2020	843,617
	LTS Buyer, LLC, Term Loan
544,600	4.000%, 4/13/2020	542,694
	NEP/NCP Holdco, Inc., Term Loan
688,873	4.250%, 1/22/2020	650,124
	NTelos, Inc., Term Loan
544,484	5.750%, 11/9/2019	543,122
	TNS, Inc., Term Loan
505,199	5.000%, 2/14/2020	500,147
	Univision Communications, Inc., Term Loan
882,832	4.000%, 3/1/2020	881,411

	Total	4,638,952

Consumer Cyclical (0.7%)
	Burlington Coat Factory Warehouse Corporation, Term Loan
498,283	4.250%, 8/13/2021	499,424
	Ceridian HCM Holding, Inc., Term Loan
538,051	4.500%, 9/15/2020	514,738
	Chrysler Group, LLC, Term Loan
404,301	3.500%, 5/24/2017	404,402
	J.C. Penney Corporation, Inc., Term Loan
907,373	6.000%, 5/22/2018	908,788
	Jack Ohio Finance, LLC, Term Loan
692,250	5.000%, 6/20/2019	656,481
	Mohegan Tribal Gaming Authority, Term Loan
1,080,101	5.500%, 6/15/2018	1,072,896
	Scientific Games International, Inc., Term Loan
913,962	6.000%, 10/18/2020	898,681
	Seminole Hard Rock Entertainment, Inc., Term Loan
345,237	3.500%, 5/14/2020	344,088

	Total	5,299,498

Consumer Non-Cyclical (0.3%)
	Albertson’s, LLC, Term Loan
463,456	5.500%, 3/21/2019	464,036
	JBS USA, LLC, Term Loan
492,252	3.750%, 5/25/2018	491,947
	Supervalu, Inc., Term Loan
1,376,992	4.500%, 3/21/2019	1,360,853

	Total	2,316,836

Energy (0.1%)
	Arch Coal, Inc., Term Loan
545,888	7.500%, 5/16/2018[b]	227,908
	Pacific Drilling SA, Term Loan
884,975	4.500%, 6/3/2018	253,324

	Total	481,232

Financials (0.1%)
	Harland Clarke Holdings Corporation, Term Loan
436,215	7.000%, 5/22/2018	430,654
	WaveDivision Holdings, LLC, Term Loan
686,925	4.000%, 10/15/2019	684,919

	Total	1,115,573

Technology (0.2%)
	First Data Corporation, Term Loan
933,915	4.439%, 3/24/2021[c,d]	935,857
	Western Digital Corporation, Term Loan
400,000	0.000%, 3/16/2023[c,d]	390,332

	Total	1,326,189

Transportation (0.1%)
	American Airlines, Inc., Term Loan
1,031,625	3.250%, 6/27/2020	1,024,796

	Total	1,024,796

Utilities (0.1%)
	Calpine Corporation, Term Loan
156,400	4.000%, 10/31/2020	156,204
	Intergen NV, Term Loan
884,975	5.500%, 6/15/2020	776,566

	Total	932,770

	Total Bank Loans (cost $20,831,034)	19,522,900

Principal Amount	Long-Term Fixed Income (94.1%)	Value
Asset-Backed Securities (12.0%)
	American Homes 4 Rent
$2,611,633	1.686%, 6/17/2031[e,f]	2,578,919
	BA Credit Card Trust
3,850,000	0.813%, 6/15/2021[f]	3,858,454
	Bayview Opportunity Master Fund Trust
1,639,786	3.228%, 7/28/2034*,g	1,637,753
	Betony CLO, Ltd.
2,750,000	2.138%, 4/15/2027*,f	2,732,586

The accompanying Notes to Financial Statements are an integral part of this schedule.

152

LIMITED MATURITY BOND FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (94.1%)	Value
Asset-Backed Securities (12.0%) - continued
	Brazos Higher Education Authority, Inc.
$1,811,744	1.429%, 2/25/2030[f]	$1,793,179
	Capital One Multi-Asset Execution Trust
5,400,000	1.260%, 1/15/2020	5,416,080
	Chase Issuance Trust
2,975,000	1.590%, 2/18/2020	2,999,321
2,225,000	1.620%, 7/15/2020	2,239,701
	Chesapeake Funding, LLC
126,644	0.889%, 5/7/2024[e,f]	126,604
784,563	0.889%, 1/7/2025[e,f]	784,123
	Citibank Credit Card Issuance Trust
5,525,000	1.020%, 2/22/2019	5,529,499
	Commonbond Student Loan Trust
961,331	3.200%, 6/25/2032*	956,730
	CPS Auto Receivables Trust
2,000,000	2.070%, 11/15/2019[e]	1,999,932
	Credit Based Asset Servicing and Securitization, LLC
697,533	3.544%, 12/25/2036[g]	509,489
	Edlinc Student Loan Funding Trust
1,424,782	3.388%, 10/1/2025*,f	1,433,360
	First Franklin Mortgage Loan Asset-Backed Certificates
86,028	5.500%, 3/25/2036*,h	1
	Ford Credit Auto Owner Trust
2,875,000	2.260%, 11/15/2025[e]	2,913,271
	FRS, LLC
1,876,790	1.800%, 4/15/2043*	1,841,155
	GMAC Mortgage Corporation Loan Trust
253,352	0.613%, 8/25/2035[f,i]	239,022
389,482	5.750%, 10/25/2036[i]	370,681
758,136	0.613%, 12/25/2036[f,i]	669,297
	Golden Credit Card Trust
1,500,000	0.863%, 9/15/2018[e,f]	1,500,447
	GoldenTree Loan Opportunities IX, Ltd.
3,000,000	2.148%, 10/29/2026*,f	2,986,718
	J.P. Morgan Mortgage Trust
677,170	2.863%, 2/25/2036	587,668
	Master Credit Card Trust
3,500,000	1.089%, 9/23/2019[e,f]	3,500,000
	Mortgage Equity Conversion Asset Trust
1,877,817	1.050%, 1/25/2042*,f	1,596,144
1,899,943	0.940%, 2/25/2042*,f	1,614,952
	Motor plc
504,767	0.919%, 8/25/2021[e,f]	504,628
	Navient Student Loan Trust
3,000,000	1.189%, 6/25/2065[e,f]	3,001,800
	NextGear Floorplan Master Owner Trust
2,000,000	1.920%, 10/15/2019*	1,988,493
	Northstar Education Finance, Inc.
2,213,509	1.139%, 12/26/2031[e,f]	2,142,804
	OneMain Financial Issuance Trust
1,750,000	4.100%, 3/20/2028[e]	1,791,348
	OZLM VIII, Ltd.
3,050,000	2.073%, 10/17/2026*,f	3,036,131
	Race Point IX CLO, Ltd.
1,200,000	2.138%, 4/15/2027*,f	1,192,092
	Renaissance Home Equity Loan Trust
1,459,410	5.608%, 5/25/2036[g]	934,281
714,666	5.285%, 1/25/2037[g]	372,651
	Selene Non-Performing Loans, LLC
817,564	2.981%, 5/25/2054*,g	810,733
	SLM Student Loan Trust
1,402,024	1.033%, 8/15/2022[e,f]	1,400,272
667,113	1.183%, 10/16/2023[e,f]	665,841
1,048,902	0.839%, 3/25/2025[f]	1,012,897
2,346,128	0.959%, 3/25/2026[f]	2,309,067
1,800,000	1.483%, 5/17/2027[e,f]	1,785,938
	SoFi Professional Loan Program, LLC
2,528,046	2.420%, 3/25/2030[e]	2,506,378
1,641,232	2.510%, 8/25/2033[e]	1,626,745
	U.S. Residential Opportunity Fund III Trust
1,588,541	3.721%, 1/27/2035*	1,575,079
	Vericrest Opportunity Loan Transferee
1,961,160	3.500%, 6/26/2045[e]	1,934,435
1,466,952	4.250%, 2/26/2046[e]	1,465,338
554,080	3.375%, 10/26/2054[e,g]	547,870
	Wachovia Asset Securitization, Inc.
495,044	0.579%, 7/25/2037*,f,i	413,759
	World Financial Network Credit Card Master Trust
4,000,000	0.910%, 3/16/2020	4,000,006

	Total	89,433,672

Basic Materials (0.6%)
	Albemarle Corporation
860,000	3.000%, 12/1/2019	866,014
	Freeport-McMoRan, Inc.
830,000	3.550%, 3/1/2022[j]	693,050
	Georgia-Pacific, LLC
1,995,000	2.539%, 11/15/2019[e]	2,029,294
	Glencore Funding, LLC
825,000	1.693%, 4/16/2018[e,f]	783,750

	Total	4,372,108

Capital Goods (0.5%)
	Lockheed Martin Corporation
1,355,000	2.500%, 11/23/2020	1,394,001
	Roper Industries, Inc.
617,000	1.850%, 11/15/2017	619,693
	Roper Technologies, Inc.
923,000	6.250%, 9/1/2019	1,038,248
	Textron, Inc.
350,000	3.875%, 3/1/2025	358,106

	Total	3,410,048

Collateralized Mortgage Obligations (10.2%)
	Alm Loan Funding CLO
3,050,000	2.063%, 10/17/2026*,f	3,034,231
	American Home Mortgage Assets Trust
1,151,871	1.297%, 11/25/2046[f]	545,834

The accompanying Notes to Financial Statements are an integral part of this schedule.

153

LIMITED MATURITY BOND FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (94.1%)	Value
Collateralized Mortgage Obligations (10.2%) - continued
	Apidos CLO XVIII
$3,000,000	2.047%, 7/22/2026*,f	$2,977,867
	Babson CLO, Ltd.
3,050,000	2.023%, 10/17/2026*,f	3,027,911
	BCAP, LLC Trust
1,767,749	0.619%, 3/25/2037[f]	1,475,252
	Bear Stearns Adjustable Rate Mortgage Trust
403,750	2.660%, 10/25/2035[f]	388,201
	Birchwood Park CLO, Ltd.
3,050,000	2.068%, 7/15/2026*,f	3,036,262
	BlueMountain CLO, Ltd.
3,050,000	2.108%, 10/15/2026*,f	3,044,278
	Carlyle Global Market Strategies CLO, Ltd.
3,000,000	1.934%, 7/20/2023*,f	2,985,891
3,000,000	2.128%, 10/15/2026*,f	2,991,562
	Cent CLO 16, LP
3,050,000	1.866%, 8/1/2024*,f	3,039,460
	Cent CLO 22, Ltd.
3,000,000	2.100%, 11/7/2026*,f	2,913,692
	Countrywide Alternative Loan Trust
357,990	5.500%, 11/25/2035	346,883
288,546	5.500%, 2/25/2036	269,662
431,935	6.000%, 1/25/2037	412,183
	Countrywide Home Loans, Inc.
652,947	2.664%, 3/20/2036	561,698
637,651	2.621%, 9/20/2036	549,605
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
1,182,446	1.147%, 4/25/2047[f]	996,759
	Dryden 34 Senior Loan Fund CLO
3,050,000	2.058%, 10/15/2026*,f	3,034,919
	HarborView Mortgage Loan Trust
1,125,747	2.341%, 6/19/2034	1,090,968
	Impac CMB Trust
1,280,337	0.959%, 4/25/2035[f]	1,163,241
490,110	1.079%, 8/25/2035[f]	427,506
	J.P. Morgan Alternative Loan Trust
953,152	2.768%, 3/25/2036	790,039
	J.P. Morgan Mortgage Trust
404,955	2.678%, 10/25/2036	363,784
	Madison Park Funding XIV CLO, Ltd.
3,350,000	2.084%, 7/20/2026*,f	3,339,514
	Master Asset Securitization Trust
776,352	0.939%, 6/25/2036[f]	422,822
	MLCC Mortgage Investors, Inc.
1,249,874	1.099%, 8/25/2029[f]	1,236,900
	MortgageIT Trust
1,231,197	0.699%, 12/25/2035[f]	1,098,770
	NCUA Guaranteed Notes
2,285,883	0.888%, 10/7/2020[f]	2,284,510
1,384,970	0.789%, 12/7/2020[f]	1,381,729
	Neuberger Berman CLO, Ltd.
2,400,000	2.089%, 8/4/2025*,f	2,393,046
	Octagon Investment Partners XX CLO, Ltd.
3,050,000	2.058%, 8/12/2026*,f	3,033,441
	Residential Accredit Loans, Inc. Trust
581,452	3.777%, 9/25/2035	476,793
	Sequoia Mortgage Trust
2,374,134	1.610%, 9/20/2034[f]	2,274,359
	Symphony CLO VIII, Ltd.
2,915,743	1.729%, 1/9/2023*,f	2,904,444
	Voya CLO 3, Ltd.
3,050,000	2.058%, 7/25/2026*,f	3,032,909
	Wachovia Mortgage Loan Trust, LLC
413,442	2.877%, 5/20/2036	361,528
	WaMu Mortgage Pass Through Certificates
373,113	0.729%, 10/25/2045[f]	343,959
1,009,823	1.257%, 10/25/2046[f]	787,187
1,227,627	1.170%, 12/25/2046[f]	949,759
1,143,880	1.117%, 1/25/2047[f]	876,029
	Washington Mutual Mortgage Pass Through Certificates
766,556	1.297%, 9/25/2046[f]	503,485
1,305,319	1.127%, 2/25/2047[f]	913,001
	Wells Fargo Commercial Mortgage Trust
2,925,000	2.632%, 5/15/2048	2,999,154
	Wells Fargo Mortgage Backed Securities Trust
2,517,088	2.803%, 10/25/2034	2,507,935
1,358,480	5.500%, 8/25/2035	1,381,600
569,776	2.830%, 3/25/2036	536,898
648,616	2.841%, 3/25/2036	634,810

	Total	76,142,270

Commercial Mortgage-Backed Securities (4.0%)
	Bear Stearns Commercial Mortgage Securities Trust
2,700,000	5.568%, 10/12/2041	2,727,322
	Bear Stearns Commercial Mortgage Securities, Inc.
1,402,843	5.331%, 2/11/2044	1,431,460
	Citigroup Commercial Mortgage Trust
750,000	5.899%, 12/10/2049	777,421
	Citigroup/Deutsche Bank Commercial Mortgage Trust
2,572,355	5.322%, 12/11/2049	2,615,904
	Commercial Mortgage Pass-Through Certificates
4,000,000	1.489%, 6/8/2030[e,f]	3,999,999
744,394	5.306%, 12/10/2046	753,267
	Credit Suisse First Boston Mortgage Securities
3,674,000	5.542%, 1/15/2049	3,733,087
	Credit Suisse Mortgage Capital Certificates
767,423	5.467%, 9/15/2039	769,591
	Federal National Mortgage Association
1,212,066	1.272%, 1/25/2017	1,211,779
	GS Mortgage Securities Trust
1,385,290	2.999%, 8/10/2044	1,386,060
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
2,635,323	5.429%, 12/12/2043	2,662,222
	Morgan Stanley Capital I
1,229,188	3.224%, 7/15/2049	1,231,953

The accompanying Notes to Financial Statements are an integral part of this schedule.

154

LIMITED MATURITY BOND FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (94.1%)	Value
Commercial Mortgage-Backed Securities (4.0%) - continued
	Morgan Stanley Capital, Inc.
$2,386,356	5.406%, 3/15/2044	$2,440,817
	SCG Trust
3,575,000	1.833%, 11/15/2026[e,f]	3,571,994
	Wachovia Bank Commercial Mortgage Trust
389,751	5.765%, 7/15/2045	389,143

	Total	29,702,019

Communications Services (3.0%)
	America Movil SAB de CV
2,400,000	1.632%, 9/12/2016[f]	2,404,994
	American Tower Corporation
1,800,000	3.450%, 9/15/2021	1,864,490
	AT&T, Inc.
1,500,000	1.750%, 1/15/2018	1,507,860
1,400,000	1.559%, 6/30/2020[f]	1,392,544
1,600,000	2.800%, 2/17/2021	1,636,682
	CCO Safari II, LLC
1,142,000	3.579%, 7/23/2020[e]	1,185,467
1,142,000	4.464%, 7/23/2022[e]	1,214,219
	Crown Castle International Corporation
250,000	3.400%, 2/15/2021	258,949
	Crown Castle Towers, LLC
850,000	4.174%, 8/15/2017[e]	866,000
	Moody’s Corporation
1,250,000	2.750%, 7/15/2019	1,278,356
	NBC Universal Enterprise, Inc.
1,750,000	1.662%, 4/15/2018[e]	1,767,869
	SES Global Americas Holdings GP
1,125,000	2.500%, 3/25/2019[e]	1,124,164
	Verizon Communications, Inc.
1,350,000	2.164%, 9/15/2016[f]	1,356,336
1,000,000	1.036%, 6/9/2017[f]	1,000,740
2,080,000	1.412%, 6/17/2019[f]	2,081,706
1,425,000	3.000%, 11/1/2021	1,477,360

	Total	22,417,736

Consumer Cyclical (1.4%)
	BMW US Capital, LLC
1,450,000	1.500%, 4/11/2019[e]	1,453,055
	CVS Health Corporation
870,000	2.250%, 8/12/2019	891,352
	Daimler Finance North America, LLC
2,250,000	1.329%, 8/3/2017[e,f]	2,249,485
	eBay, Inc.
725,000	2.500%, 3/9/2018	738,410
	Home Depot, Inc.
675,000	1.004%, 9/15/2017[f]	677,878
1,600,000	4.400%, 4/1/2021	1,793,926
	Newell Rubbermaid, Inc.
1,150,000	3.150%, 4/1/2021	1,191,117
	Ralph Lauren Corporation
225,000	2.625%, 8/18/2020	231,995
	Yale University
1,250,000	2.086%, 4/15/2019	1,287,505

	Total	10,514,723

Consumer Non-Cyclical (5.8%)
	Actavis Funding SCS
1,995,000	1.887%, 3/12/2020[f]	1,992,730
	Altria Group, Inc.
500,000	2.850%, 8/9/2022	518,740
	Amgen, Inc.
1,325,000	2.125%, 5/1/2020	1,334,058
	Anheuser-Busch Inbev Finance, Inc.
2,000,000	1.879%, 2/1/2021[f]	2,044,140
	BAT International Finance plc
1,905,000	1.144%, 6/15/2018[e,f]	1,900,544
	Bayer U.S. Finance, LLC
1,000,000	2.375%, 10/8/2019[e]	1,028,782
	Boston Scientific Corporation
1,665,000	6.000%, 1/15/2020	1,884,242
	Bunge Limited Finance Corporation
1,100,000	3.500%, 11/24/2020	1,130,653
	Cardinal Health, Inc.
1,035,000	1.950%, 6/15/2018	1,045,831
	Celgene Corporation
1,050,000	3.550%, 8/15/2022	1,099,039
	Church & Dwight Company, Inc.
1,155,000	2.450%, 12/15/2019	1,166,565
	EMD Finance, LLC
1,980,000	0.992%, 3/17/2017[e,f]	1,978,632
	Express Scripts Holding Company
1,100,000	3.900%, 2/15/2022	1,157,137
	Forest Laboratories, Inc.
2,250,000	4.375%, 2/1/2019[e]	2,374,542
	Gilead Sciences, Inc.
1,000,000	2.550%, 9/1/2020	1,038,679
	Howard Hughes Medical Institute
1,500,000	3.500%, 9/1/2023	1,635,408
	Imperial Tobacco Finance plc
1,500,000	3.750%, 7/21/2022[e]	1,580,302
	Japan Tobacco, Inc.
2,500,000	2.100%, 7/23/2018[e]	2,522,195
	Laboratory Corporation of America Holdings
1,390,000	2.625%, 2/1/2020	1,404,081
	Mead Johnson Nutrition Company
1,150,000	3.000%, 11/15/2020	1,190,355
	Merck & Company, Inc.
1,490,000	0.996%, 2/10/2020[f]	1,488,675
	Mondelez International, Inc.
1,484,000	1.136%, 2/1/2019[f]	1,469,538
	Mylan NV
1,450,000	3.750%, 12/15/2020[e]	1,500,124
	Reynolds American, Inc.
447,000	3.250%, 6/12/2020	468,726
	SABMiller Holdings, Inc.
2,000,000	2.450%, 1/15/2017[e]	2,017,776
	Unilever Capital Corporation
2,000,000	2.200%, 3/6/2019	2,057,944
3,000,000	2.100%, 7/30/2020	3,067,704
	Zoetis, Inc.
1,100,000	3.450%, 11/13/2020	1,132,987

	Total	43,230,129

The accompanying Notes to Financial Statements are an integral part of this schedule.

155

LIMITED MATURITY BOND FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (94.1%)	Value
Energy (3.3%)
	Anadarko Petroleum Corporation
$860,000	4.850%, 3/15/2021	$897,050
	BP Capital Markets plc
1,400,000	1.676%, 5/3/2019[d]	1,402,206
	Cameron International Corporation
1,275,000	1.400%, 6/15/2017	1,269,783
	Chevron Corporation
3,000,000	1.718%, 6/24/2018	3,028,662
	DCP Midstream Operating, LP
1,350,000	2.700%, 4/1/2019	1,266,440
	Enable Midstream Partners, LP
1,250,000	2.400%, 5/15/2019	1,133,769
	Enbridge, Inc.
1,375,000	1.083%, 6/2/2017[f,j]	1,334,263
	Exxon Mobil Corporation
1,900,000	1.708%, 3/1/2019	1,926,148
1,465,000	1.006%, 3/6/2022[f]	1,427,738
	Marathon Petroleum Corporation
1,400,000	3.400%, 12/15/2020	1,409,825
	Occidental Petroleum Corporation
975,000	2.600%, 4/15/2022	986,771
	Petroleos Mexicanos
850,000	5.500%, 2/4/2019[e]	888,675
1,530,000	2.378%, 4/15/2025	1,561,847
	Pioneer Natural Resources Company
1,005,000	3.450%, 1/15/2021	1,019,862
	Schlumberger Holdings Corporation
1,400,000	3.000%, 12/21/2020[e]	1,439,716
	Shell International Finance BV
1,400,000	1.071%, 5/11/2020[f]	1,358,287
	Sunoco Logistics Partners Operations, LP
1,675,000	4.400%, 4/1/2021	1,721,649
	Transcontinental Gas Pipe Line Company, LLC
650,000	7.850%, 2/1/2026[e]	784,868

	Total	24,857,559

Financials (18.1%)
	ABN AMRO Bank NV
1,660,000	2.450%, 6/4/2020[e]	1,680,863
	ACE INA Holdings, Inc.
150,000	2.875%, 11/3/2022	155,419
	Aflac, Inc.
1,650,000	2.400%, 3/16/2020	1,696,858
	American Express Credit Corporation
2,080,000	1.189%, 3/18/2019[f]	2,056,330
650,000	1.682%, 9/14/2020[f]	651,455
	American International Group, Inc.
1,170,000	3.300%, 3/1/2021	1,206,192
	American Tower Trust I
1,000,000	1.551%, 3/15/2018*	998,718
	Ares Capital Corporation
1,100,000	4.875%, 11/30/2018	1,135,890
	Aviation Capital Group Corporation
1,100,000	3.875%, 9/27/2016[e]	1,106,930
	Bank of America Corporation
1,450,000	1.700%, 8/25/2017	1,454,309
1,000,000	1.694%, 3/22/2018[f]	1,005,080
1,775,000	1.495%, 4/1/2019[f]	1,767,224
900,000	4.000%, 1/22/2025	901,356
900,000	6.100%, 12/29/2049[k]	900,563
	Bank of America NA
1,000,000	5.300%, 3/15/2017	1,033,850
	Bank of New York Mellon Corporation
500,000	4.500%, 12/31/2049[k]	471,000
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
1,135,000	2.850%, 9/8/2021[e]	1,158,717
	BB&T Corporation
1,220,000	1.343%, 1/15/2020[f]	1,203,985
	Bear Stearns Companies, LLC
1,500,000	6.400%, 10/2/2017	1,602,487
	Caisse Centrale Desjardins du Quebec
1,760,000	1.303%, 1/29/2018[e,f]	1,754,799
	Citigroup, Inc.
1,475,000	1.401%, 4/8/2019[f]	1,462,337
	CNA Financial Corporation
2,000,000	5.875%, 8/15/2020	2,239,742
	CoBank ACB
1,560,000	1.234%, 6/15/2022*,f	1,460,182
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
1,400,000	2.500%, 1/19/2021	1,421,696
650,000	4.625%, 12/1/2023	690,338
	Credit Agricole SA
1,350,000	1.428%, 4/15/2019[e,f]	1,340,727
1,450,000	1.605%, 6/10/2020[e,f]	1,443,316
950,000	8.125%, 12/29/2049[e,k]	980,875
	Credit Suisse Group AG
1,500,000	6.500%, 8/8/2023[e]	1,594,521
810,000	7.500%, 12/11/2049[e,k]	804,528
	Discover Bank
1,650,000	8.700%, 11/18/2019	1,919,839
	Discover Financial Services
2,250,000	2.600%, 11/13/2018	2,272,160
	DRB Prime Student Loan Trust
1,917,528	2.339%, 10/27/2031*,f	1,910,482
	European Investment Bank
1,500,000	1.250%, 5/15/2018	1,508,271
	Fifth Third Bancorp
1,145,000	2.875%, 10/1/2021	1,163,220
	Goldman Sachs Capital II
826,000	4.000%, 12/29/2049[f,k]	595,216
	Goldman Sachs Group, Inc.
1,525,000	1.718%, 11/15/2018[f]	1,528,806
1,755,000	1.798%, 4/23/2020[f]	1,755,037
1,125,000	2.236%, 11/29/2023[f]	1,122,825
	HCP, Inc.
1,210,000	4.000%, 12/1/2022	1,238,969
	Hospitality Properties Trust
1,600,000	4.250%, 2/15/2021	1,644,173
	HSBC Holdings plc
1,125,000	6.375%, 12/29/2049[j,k]	1,086,638
	HSBC USA, Inc.
1,530,000	0.925%, 6/23/2017[f]	1,525,006
	Huntington Bancshares, Inc.
1,450,000	3.150%, 3/14/2021	1,485,830
	ING Bank NV
2,250,000	1.588%, 8/17/2020[e,f]	2,256,230
500,000	2.625%, 12/5/2022[e]	509,046

The accompanying Notes to Financial Statements are an integral part of this schedule.

156

LIMITED MATURITY BOND FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (94.1%)	Value
Financials (18.1%) - continued
	ING Capital Funding Trust III
$715,000	4.231%, 12/29/2049[f,k]	$696,231
	ING Groep NV
1,350,000	6.000%, 12/31/2045[k]	1,282,500
	Intesa Sanpaolo SPA
1,500,000	5.017%, 6/26/2024[e]	1,411,725
	J.P. Morgan Chase & Company
3,100,000	1.538%, 1/25/2018[f]	3,113,448
1,400,000	2.250%, 1/23/2020	1,410,251
1,250,000	3.875%, 9/10/2024	1,291,597
	Japan Bank for International Cooperation
3,000,000	1.750%, 7/31/2018	3,017,673
	KeyBank NA
2,250,000	1.155%, 6/1/2018[f]	2,245,075
	Kilroy Realty, LP
700,000	3.800%, 1/15/2023	718,013
	Lloyds Bank plc
1,985,000	1.160%, 3/16/2018[f]	1,971,697
	Lloyds Banking Group plc
350,000	4.582%, 12/10/2025[e]	350,916
	Metropolitan Life Global Funding I
2,250,000	3.650%, 6/14/2018[e]	2,349,385
	Mizuho Financial Group Cayman 3, Ltd.
675,000	4.600%, 3/27/2024[e]	708,729
	Morgan Stanley
1,755,000	1.774%, 1/27/2020[f]	1,756,111
1,425,000	5.000%, 11/24/2025	1,551,038
1,000,000	5.450%, 12/29/2049[k]	952,500
900,000	5.550%, 12/29/2049[k]	891,000
	New York Life Global Funding
550,000	1.550%, 11/2/2018[e]	552,649
	Peachtree Corners Funding Trust
1,125,000	3.976%, 2/15/2025[e]	1,137,229
	Prudential Financial, Inc.
1,150,000	2.350%, 8/15/2019	1,162,315
	Realty Income Corporation
1,000,000	2.000%, 1/31/2018	1,005,616
	Regions Financial Corporation
1,100,000	3.200%, 2/8/2021	1,109,334
	Reliance Standard Life Global Funding II
1,400,000	2.500%, 4/24/2019[e]	1,410,763
	Royal Bank of Scotland Group plc
1,765,000	1.569%, 3/31/2017[f]	1,763,764
	Santander UK plc
850,000	3.125%, 1/8/2021	855,547
500,000	5.000%, 11/7/2023[e]	519,674
	Simon Property Group, LP
1,350,000	2.500%, 9/1/2020	1,382,578
1,400,000	2.500%, 7/15/2021	1,439,945
	Skandinaviska Enskilda Banken AB
2,500,000	1.375%, 5/29/2018[e]	2,499,467
	SLM Corporation
500,000	4.625%, 9/25/2017	509,375
	Stadshypotek AB
2,000,000	1.875%, 10/2/2019[e]	2,007,458
	Standard Chartered plc
1,000,000	3.950%, 1/11/2023[e,j]	977,587
	State Street Corporation
2,062,000	1.518%, 8/18/2020[f]	2,068,289
	Sumitomo Mitsui Banking Corporation
2,075,000	1.213%, 1/16/2018[f]	2,066,275
	Sumitomo Mitsui Financial Group, Inc.
1,450,000	4.436%, 4/2/2024[e]	1,512,277
	SunTrust Banks, Inc.
725,000	2.900%, 3/3/2021	737,550
	Svensk Exportkredit AB
2,500,000	0.938%, 1/23/2017[f]	2,503,010
	Svenska Handelsbanken AB
500,000	1.132%, 6/17/2019[f]	492,999
	Swedbank AB
1,750,000	1.750%, 3/12/2018[e]	1,750,681
	Synchrony Financial
1,175,000	1.849%, 2/3/2020[f]	1,136,531
1,230,000	3.750%, 8/15/2021	1,265,985
	Toronto-Dominion Bank
1,400,000	1.562%, 12/14/2020[f]	1,402,174
	UBS AG
2,000,000	1.330%, 3/26/2018[f]	1,999,584
	USB Group Funding Jersey, Ltd.
1,750,000	2.068%, 9/24/2020[e,f]	1,745,147
	USB Realty Corporation
1,200,000	1.775%, 12/29/2049[e,f,k]	977,256
	Voya Financial, Inc.
1,500,000	2.900%, 2/15/2018	1,525,641
500,000	5.650%, 5/15/2053	468,250
	Wells Fargo & Company
1,760,000	1.318%, 1/30/2020[f]	1,745,969
925,000	3.450%, 2/13/2023	947,508
900,000	4.100%, 6/3/2026	946,768
900,000	5.875%, 12/31/2049[k]	961,312
	Westpac Banking Corporation
2,500,000	1.250%, 12/15/2017[e]	2,496,595
	XLIT, Ltd.
900,000	4.450%, 3/31/2025	904,424

	Total	134,607,450

Foreign Government (0.9%)
	Bank of England Euro Note
1,000,000	1.250%, 3/16/2018[e]	1,005,422
	Costa Rica Government International Bond
1,350,000	4.250%, 1/26/2023[e]	1,248,750
	Export-Import Bank of Korea
1,720,000	2.250%, 1/21/2020	1,733,860
	Kommunalbanken AS
2,760,000	1.500%, 10/22/2019[e]	2,772,771
	Poland Government International Bond
125,000	4.000%, 1/22/2024	133,562

	Total	6,894,365

Mortgage-Backed Securities (5.0%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
11,570,000	3.000%, 5/1/2031[d]	12,099,687

The accompanying Notes to Financial Statements are an integral part of this schedule.

157

LIMITED MATURITY BOND FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (94.1%)	Value
Mortgage-Backed Securities (5.0%) - continued
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
$261,463	6.500%, 9/1/2037	$301,334
13,670,000	4.000%, 5/1/2046[d]	14,596,997
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
1,796,192	2.250%, 6/25/2025	1,829,189
	Federal National Mortgage Association Conventional 20-Yr. Pass Through
521,483	6.000%, 8/1/2024	593,770
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
385,046	5.559%, 9/1/2037[f]	409,686
189,494	5.196%, 10/1/2037[f]	190,960
2,612,030	2.072%, 1/1/2043[f]	2,678,274
4,544,518	1.734%, 7/1/2043[f]	4,624,871

	Total	37,324,768

Technology (1.9%)
	Amphenol Corporation
1,122,000	2.550%, 1/30/2019	1,134,632
	Apple, Inc.
2,450,000	0.920%, 5/6/2019[f]	2,440,987
1,400,000	0.917%, 5/6/2020[f]	1,385,306
	Automatic Data Processing, Inc.
850,000	2.250%, 9/15/2020	877,254
	Cisco Systems, Inc.
1,200,000	1.236%, 2/21/2018[f]	1,208,222
1,905,000	1.135%, 3/1/2019[f]	1,909,290
	Hewlett Packard Enterprise Company
2,200,000	2.559%, 10/5/2018[e,f]	2,223,452
	Intel Corporation
745,000	3.100%, 7/29/2022	790,703
	Oracle Corporation
1,325,000	2.500%, 5/15/2022	1,353,421
	Texas Instruments, Inc.
1,000,000	1.750%, 5/1/2020	1,003,861

	Total	14,327,128

Transportation (1.9%)
	Air Canada Pass Through Trust
1,164,070	3.875%, 3/15/2023[e]	1,123,328
	American Airlines Pass Through Trust
1,043,711	5.600%, 7/15/2020[e]	1,065,889
1,260,235	4.950%, 1/15/2023	1,353,178
863,169	3.700%, 5/1/2023	841,590
	British Airways plc
1,386,990	4.625%, 6/20/2024[e]	1,456,339
	Continental Airlines, Inc.
1,704,688	4.150%, 4/11/2024	1,772,875
	Delta Air Lines, Inc.
586,678	4.750%, 5/7/2020	621,879
	J.B. Hunt Transport Services, Inc.
1,200,000	3.300%, 8/15/2022	1,227,923
	TTX Company
1,750,000	2.250%, 2/1/2019[e]	1,768,853
650,000	4.125%, 10/1/2023*	693,205
	US Airways Pass Through Trust
904,619	3.950%, 11/15/2025	931,757
	Virgin Australia Holdings, Ltd.
988,888	5.000%, 10/23/2023[e]	1,016,082

	Total	13,872,898

U.S. Government and Agencies (22.9%)
	Federal Home Loan Mortgage Corporation
750,000	1.250%, 8/1/2019	754,196
3,050,000	1.250%, 10/2/2019	3,065,189
	Federal National Mortgage Association
3,500,000	1.875%, 12/28/2020[j]	3,581,092
11,000,000	1.375%, 2/26/2021[j]	11,001,474
	U.S. Treasury Bonds
12,000,000	5.375%, 2/15/2031	17,074,692
690,000	3.000%, 5/15/2042	742,720
9,500,000	3.625%, 2/15/2044	11,427,094
	U.S. Treasury Bonds, TIPS
17,201,620	0.125%, 4/15/2019	17,571,403
6,485,960	0.625%, 1/15/2026	6,811,354
	U.S. Treasury Notes
34,000,000	0.875%, 11/15/2017	34,083,674
23,500,000	0.875%, 3/31/2018	23,545,895
3,350,000	1.500%, 10/31/2019	3,402,344
18,225,000	1.875%, 6/30/2020	18,742,554
11,050,000	2.125%, 6/30/2022	11,452,286
2,570,000	1.625%, 8/15/2022	2,588,270
	U.S. Treasury Notes, TIPS
5,135,950	0.125%, 1/15/2023	5,190,519

	Total	171,034,756

Utilities (2.6%)
	Ameren Corporation
1,100,000	2.700%, 11/15/2020	1,116,545
	American Electric Power Company, Inc.
500,000	1.650%, 12/15/2017	499,475
	Berkshire Hathaway Energy Company
1,250,000	2.400%, 2/1/2020	1,278,126
	DTE Energy Company
570,000	2.400%, 12/1/2019	578,658
	Electricite de France SA
1,000,000	5.250%, 12/29/2049[e,k]	963,900
	Eversource Energy
1,265,000	1.600%, 1/15/2018	1,266,641
1,250,000	1.450%, 5/1/2018	1,246,293
	Exelon Corporation
1,350,000	2.850%, 6/15/2020	1,377,676
	Exelon Generation Company, LLC
1,125,000	2.950%, 1/15/2020	1,141,979
	Kansas City Power & Light Company
175,000	3.150%, 3/15/2023	177,520
	National Rural Utilities Cooperative Finance Corporation
850,000	4.750%, 4/30/2043	811,750
	NextEra Energy Capital Holdings, Inc.
850,000	2.300%, 4/1/2019	860,275
	PG&E Corporation
1,500,000	2.400%, 3/1/2019	1,527,126

The accompanying Notes to Financial Statements are an integral part of this schedule.

158

LIMITED MATURITY BOND FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (94.1%)	Value
Utilities (2.6%) - continued
	Public Service Electric And Gas Company
$2,070,000	1.800%, 6/1/2019	$2,091,863
	Sempra Energy
1,750,000	2.300%, 4/1/2017	1,763,718
1,420,000	2.400%, 3/15/2020	1,430,789
	Southern California Edison Company
845,000	2.400%, 2/1/2022	854,616

	Total	18,986,950

	Total Long-Term Fixed Income (cost $699,236,205)	701,128,579

Shares	Preferred Stock (0.6%)	Value
Financials (0.4%)
54,000	Citigroup, Inc., 7.008%[f]	1,412,100
7,350	Farm Credit Bank of Texas, 6.750%[k]	791,274
1,075,000	J.P. Morgan Chase & Company[k]	1,081,047

	Total	3,284,421

Utilities (0.2%)
44,000	Southern California Edison Company Trust IV, 5.375%[k]	1,184,480

	Total	1,184,480

	Total Preferred Stock (cost $4,585,832)	4,468,901

Shares	Common Stock (<0.1%)	Value
Energy (<0.1%)
597	Vantage Drilling International[l]	56,715

	Total	56,715

	Total Common Stock (cost $53,730)	56,715

Shares	Collateral Held for Securities Loaned (2.5%)	Value
18,761,203	Thrivent Cash Management Trust	18,761,203

	Total Collateral Held for Securities Loaned (cost $18,761,203)	18,761,203

Shares or Principal Amount	Short-Term Investments (6.2%)[m]	Value
	Federal Home Loan Bank
2,000,000	0.503%, 5/12/2016[f]	2,000,112
	Federal Home Loan Bank Discount Notes
5,000,000	0.245%, 5/4/2016	4,999,930
3,000,000	0.260%, 5/11/2016	2,999,811
5,000,000	0.256%, 5/16/2016	4,999,515
4,000,000	0.260%, 5/17/2016	3,999,584
3,000,000	0.265%, 5/23/2016	2,999,562
2,000,000	0.250%, 5/25/2016	1,999,680
3,000,000	0.285%, 5/31/2016	2,999,397
5,000,000	0.290%, 6/7/2016	4,998,575
2,000,000	0.280%, 6/10/2016	1,999,382
2,000,000	0.285%, 6/22/2016	1,999,192
3,700,000	0.280%, 6/24/2016	3,698,446
	Federal Home Loan Mortgage Corporation Discount Notes
5,000,000	0.235%, 5/9/2016	4,999,755
	Federal National Mortgage Association Discount Notes
1,500,000	0.340%, 5/24/2016[n]	1,499,770

	Total Short-Term Investments (cost $46,191,905)	46,192,711

	Total Investments (cost $789,659,909) 106.0%	$790,131,009

	Other Assets and Liabilities, Net (6.0%)	(44,453,610)

	Total Net Assets 100.0%	$745,677,399

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	In bankruptcy. Interest is not being accrued.
c	All or a portion of the loan is unfunded.
d	Denotes investments purchased on a when-issued or delayed delivery basis.
e

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of April 29, 2016, the value of these investments was $122,721,021 or 16.5% of total net assets.

f	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of April 29, 2016.
g	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of April 29, 2016.
h	Defaulted security. Interest is not being accrued.
i	All or a portion of the security is insured or guaranteed.
j	All or a portion of the security is on loan.
k	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
l	Non-income producing security.
m	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
n	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Limited Maturity Bond Fund as of April 29, 2016 was $73,667,700 or 9.9% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of April 29, 2016.

Security	Acquisition Date	Cost
Alm Loan Funding CLO, 10/17/2026	7/31/2014	$3,048,475
American Tower Trust I, 3/15/2018	3/6/2013	1,000,000
Apidos CLO XVIII, 7/22/2026	6/25/2014	2,992,500
Babson CLO, Ltd., 10/17/2026	8/15/2014	3,048,475
Bayview Opportunity Master Fund Trust, 7/28/2034	6/27/2014	1,638,063
Betony CLO, Ltd., 4/15/2027	2/25/2015	2,750,000

The accompanying Notes to Financial Statements are an integral part of this schedule.

159

LIMITED MATURITY BOND FUND

Schedule of Investments as of April 29, 2016

(unaudited)

Security	Acquisition Date	Cost
Birchwood Park CLO, Ltd., 7/15/2026	7/31/2014	$3,050,000
BlueMountain CLO, Ltd., 10/15/2026	8/27/2014	3,046,920
Carlyle Global Market Strategies CLO, Ltd., 7/20/2023	7/3/2014	3,000,000
Carlyle Global Market Strategies CLO, Ltd., 10/15/2026	9/19/2014	3,000,000
Cent CLO 16, LP, 8/1/2024	9/5/2014	3,050,000
Cent CLO 22, Ltd., 11/7/2026	9/19/2014	3,000,000
CoBank ACB, 6/15/2022	10/18/2013	1,519,534
Commonbond Student Loan Trust, 6/25/2032	6/17/2015	961,087
DRB Prime Student Loan Trust, 10/27/2031	9/23/2015	1,917,528
Dryden 34 Senior Loan Fund CLO, 10/15/2026	7/21/2014	3,050,000
Edlinc Student Loan Funding Trust, 10/1/2025	11/29/2012	1,435,120
First Franklin Mortgage Loan Asset-Backed Certificates, 3/25/2036	4/19/2006	85,895
FRS, LLC, 4/15/2043	4/10/2013	1,876,556
GoldenTree Loan Opportunities IX, Ltd., 10/29/2026	10/3/2014	2,997,000
Madison Park Funding XIV CLO, Ltd., 7/20/2026	7/3/2014	3,345,980
Mortgage Equity Conversion Asset Trust, 2/25/2042	2/14/2007	1,899,943
Mortgage Equity Conversion Asset Trust, 1/25/2042	1/18/2007	1,877,817
Neuberger Berman CLO, Ltd., 8/4/2025	6/19/2014	2,400,000
NextGear Floorplan Master Owner Trust, 10/15/2019	11/3/2014	1,999,644
Octagon Investment Partners XX CLO, Ltd., 8/12/2026	7/10/2014	3,050,000
OZLM VIII, Ltd., 10/17/2026	8/7/2014	3,032,615
Race Point IX CLO, Ltd., 4/15/2027	2/13/2015	1,200,000
Selene Non-Performing Loans, LLC, 5/25/2054	5/23/2014	817,564
Symphony CLO VIII, Ltd., 1/9/2023	9/15/2014	2,915,743
TTX Company, 10/1/2023	9/19/2013	649,993
U.S. Residential Opportunity Fund III Trust, 1/27/2035	2/6/2015	1,588,541
Voya CLO 3, Ltd., 7/25/2026	7/10/2014	3,045,425
Wachovia Asset Securitization, Inc., 7/25/2037	3/16/2007	495,043

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Limited Maturity Bond Fund as of April 29, 2016:

Securities Lending Transactions
Taxable Debt Security	$18,335,093
Total lending	$18,335,093
Gross amount payable upon return of collateral for securities loaned	$18,761,203
Net amounts due to counterparty	$426,110

Definitions:

CLO	-	Collateralized Loan Obligation
TIPS	-	Treasury Inflation Protected Security.

The accompanying Notes to Financial Statements are an integral part of this schedule.

160

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of trustees.

Item 11.	Controls and Procedures

(a)(i) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 12.	Exhibits

Certifications pursuant to Rules 30a-2(a) and 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: June 28, 2016	THRIVENT MUTUAL FUNDS

	By:	/s/ David S. Royal
David S. Royal
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: June 28, 2016

	By:	/s/ David S. Royal
David S. Royal
President

Date: June 28, 2016

	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer